UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-52579
Pre-Effective Amendment No.□
Post-Effective Amendment No. 27☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-08241
Amendment No. 151☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® America's EXCLUSIVE Annuity® II
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 46. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Guggenheim Variable Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
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•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the GTOs and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. GTOs are referred to as Target Term Options in some jurisdictions.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (eligible applicants may elect one or two)
One-Year Enhanced Death Benefit and Spousal Protection Option[4]	0.15%
Total Variable Account Charges (including this option only)	1.35%
One-Year Step Up Death Benefit Option[5]	0.10%
Total Variable Account Charges (including this option only)	1.30%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option[6]	0.20%
Total Variable Account Charges (including this option only)	1.40%
5% Enhanced Death Benefit Option[7]	0.15%
Total Variable Account Charges (including this option only)	1.35%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.65%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.50%
Beneficiary Protector Option	0.40%
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options.

Capital Preservation Plus Option	0.50%
Total Variable Account Charges (including this option only)	1.70%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options or Target Term Options.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
One-Year Step Up Death Benefit Option	0.10%
5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.80%

[1]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed.
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[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	This option may not be elected with another death benefit option.
[5]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[6]	This option may not be elected with another death benefit option.
[7]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.28%	2.27%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.80%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.27%)	$532	$1,592	$2,645	$5,247	*	$1,592	$2,645	$5,247	$532	$1,592	$2,645	$5,247
Minimum Total Underlying Mutual Fund Operating Expenses (0.28%)	$323	$ 987	$1,675	$3,503	*	$ 987	$1,675	$3,503	$323	$ 987	$1,675	$3,503
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
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Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets. This option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit with Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
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For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
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Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
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Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the GTOs will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
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Once the credit is applied to the contract, charge associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of a limited list of investment options.
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In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
•	Janus Aspen Series - Forty Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
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•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
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Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60%. After the benefit is paid, the charge associated with the Beneficiary Protector Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
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Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or contingent annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
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If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
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Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the GTOs and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
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Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
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Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the GTOs at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
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Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements
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and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
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(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
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Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Accounts (if available):
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s) or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
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(3)	any state required form(s).
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
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(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
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Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
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(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.20% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
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When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are
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subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts
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with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-52579
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
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Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF
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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
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Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
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Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
51

Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
52

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
53

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
54

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
55

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
56

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
57

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 2.80%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.874545	11.557598	17.04%	21,299
2011	10.937267	9.874545	-9.72%	20,574
2010	8.744818	10.937267	25.07%	64,566
2009	6.204371	8.744818	40.95%	41,149
2008*	10.000000	6.204371	-37.96%	41,999
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.161086	15.024082	6.09%	742,807
2011	12.826176	14.161086	10.41%	740,564
2010	12.349734	12.826176	3.86%	674,489
2009	11.341243	12.349734	8.89%	691,028
2008	11.664298	11.341243	-2.77%	648,504
2007	10.782991	11.664298	8.17%	617,795
2006	10.743070	10.782991	0.37%	620,296
2005	10.705893	10.743070	0.35%	1,006,447
2004	10.240855	10.705893	4.54%	936,508
2003*	10.000000	10.240855	2.41%	243,075
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.476424	15.277461	13.36%	228,767
2011	13.228101	13.476424	1.88%	225,097
2010	11.729347	13.228101	12.78%	249,304
2009	10.052611	11.729347	16.68%	329,607
2008	15.554749	10.052611	-35.37%	410,167
2007	15.755326	15.554749	-1.27%	523,547
2006	13.618988	15.755326	15.69%	676,341
2005	13.173845	13.618988	3.38%	796,076
2004	11.800602	13.173845	11.64%	964,548
2003	9.233496	11.800602	27.80%	1,046,056
58

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.846752	13.615345	14.93%	140,265
2011	12.074087	11.846752	-1.88%	138,863
2010	10.247605	12.074087	17.82%	152,033
2009	7.981902	10.247605	28.39%	215,961
2008	10.679075	7.981902	-25.26%	187,451
2007	11.064576	10.679075	-3.48%	140,010
2006*	10.000000	11.064576	10.65%	65,234
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.472250	13.550365	8.64%	524,484
2011	13.100288	12.472250	-4.79%	534,371
2010	12.080182	13.100288	8.44%	353,567
2009*	10.000000	12.080182	20.80%	230,448
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.278847	17.471304	14.35%	125,517
2011	15.377498	15.278847	-0.64%	133,232
2010	12.369464	15.377498	24.32%	127,096
2009	10.013642	12.369464	23.53%	129,925
2008	14.670723	10.013642	-31.74%	251,070
2007	14.947780	14.670723	-1.85%	192,467
2006	13.223234	14.947780	13.04%	246,690
2005	12.480627	13.223234	5.95%	272,374
2004	10.364013	12.480627	20.42%	388,384
2003	7.613403	10.364013	36.13%	373,575
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.515259	12.739110	10.63%	73,702
2011	11.550728	11.515259	-0.31%	83,358
2010	10.182340	11.550728	13.44%	93,249
2009	7.705099	10.182340	32.15%	103,891
2008	11.892933	7.705099	-35.21%	127,095
2007	11.168633	11.892933	6.49%	179,811
2006	10.351504	11.168633	7.89%	228,859
2005	10.111287	10.351504	2.38%	299,218
2004	9.635655	10.111287	4.94%	479,568
2003	7.739942	9.635655	24.49%	517,520
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.242551	15.142300	14.35%	1,744,884
2011	13.156042	13.242551	0.66%	1,975,637
2010	11.595206	13.156042	13.46%	2,215,924
2009	9.289668	11.595206	24.82%	2,248,660
2008	14.958510	9.289668	-37.90%	2,565,023
2007	14.385200	14.958510	3.99%	3,073,234
2006	12.605780	14.385200	14.12%	3,437,429
2005	12.186711	12.605780	3.44%	3,986,409
2004	11.148445	12.186711	9.31%	4,780,486
2003	8.790442	11.148445	26.82%	5,185,679
59

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.703984	17.133379	9.10%	324,285
2011	14.580318	15.703984	7.71%	331,737
2010	12.797113	14.580318	13.93%	272,659
2009	10.568422	12.797113	21.09%	282,514
2008	15.183971	10.568422	-30.40%	341,135
2007	14.346155	15.183971	5.84%	321,599
2006	12.465876	14.346155	15.08%	454,697
2005	12.087664	12.465876	3.13%	577,065
2004	11.646776	12.087664	3.79%	707,308
2003	9.728623	11.646776	19.72%	906,739
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.500735	17.887155	8.40%	514,007
2011	16.329532	16.500735	1.05%	567,062
2010	15.232405	16.329532	7.20%	686,775
2009	12.801405	15.232405	18.99%	810,910
2008	13.975403	12.801405	-8.40%	999,169
2007	13.423384	13.975403	4.11%	1,148,323
2006	13.044103	13.423384	2.91%	1,339,470
2005	13.033001	13.044103	0.09%	1,880,752
2004	12.730457	13.033001	2.38%	2,165,089
2003	12.313044	12.730457	3.39%	2,970,535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.250785	12.414356	10.34%	72,161
2011	11.419590	11.250785	-1.48%	179,733
2010	10.252378	11.419590	11.38%	98,268
2009	8.358168	10.252378	22.66%	69,888
2008	11.291189	8.358168	-25.98%	85,647
2007	10.519576	11.291189	7.34%	26,270
2006*	10.000000	10.519576	5.20%	8,455
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.724695	11.993074	11.83%	40,113
2011	10.978165	10.724695	-2.31%	42,736
2010	9.702572	10.978165	13.15%	30,486
2009	7.625956	9.702572	27.23%	18,789
2008	11.471058	7.625956	-33.52%	13,124
2007	10.539579	11.471058	8.84%	59,957
2006*	10.000000	10.539579	5.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.153311	11.584251	14.09%	22,614
2011	10.561122	10.153311	-3.86%	6,931
2010	9.214958	10.561122	14.61%	5,848
2009	7.097840	9.214958	29.83%	4,391
2008	11.601646	7.097840	-38.82%	8,069
2007	10.559747	11.601646	9.87%	12,684
2006*	10.000000	10.559747	5.60%	3,229
60

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.777986	10.117745	3.47%	155,950
2011	10.439308	9.777986	-6.33%	175,140
2010	8.867305	10.439308	17.73%	225,740
2009	6.081720	8.867305	45.80%	280,753
2008	13.500848	6.081720	-54.95%	218,128
2007	9.383035	13.500848	43.89%	277,389
2006*	10.000000	9.383035	-6.17%	62,767
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.834974	17.175680	15.78%	789,851
2011	14.886926	14.834974	-0.35%	903,911
2010	13.092259	14.886926	13.71%	1,114,441
2009	10.190835	13.092259	28.47%	1,307,220
2008	18.002932	10.190835	-43.39%	1,579,722
2007	17.968073	18.002932	0.19%	2,065,849
2006	15.144659	17.968073	18.64%	2,600,880
2005	14.493567	15.144659	4.49%	3,129,168
2004	13.170455	14.493567	10.05%	3,750,760
2003	10.236736	13.170455	28.66%	4,198,863
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.855879	14.548704	13.17%	617,652
2011	12.993343	12.855879	-1.06%	736,310
2010	10.600829	12.993343	22.57%	824,683
2009	8.372807	10.600829	26.61%	987,979
2008	16.060924	8.372807	-47.87%	1,232,076
2007	12.813873	16.060924	25.34%	1,563,356
2006	12.151083	12.813873	5.45%	1,749,896
2005	11.638000	12.151083	4.41%	2,222,758
2004	11.407069	11.638000	2.02%	2,985,658
2003	8.695091	11.407069	31.19%	3,893,831
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.043042	15.843684	12.82%	186,916
2011	13.676299	14.043042	2.68%	236,911
2010	12.165048	13.676299	12.42%	291,939
2009	8.563916	12.165048	42.05%	373,506
2008	11.567096	8.563916	-25.96%	432,182
2007	11.405362	11.567096	1.42%	607,521
2006	10.382924	11.405362	9.85%	1,486,098
2005	10.250064	10.382924	1.30%	2,014,138
2004	9.477262	10.250064	8.15%	2,623,468
2003	7.554754	9.477262	25.45%	4,691,548
61

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.926319	13.444173	12.73%	2,309,765
2011	11.607104	11.926319	2.75%	2,437,175
2010	10.335924	11.607104	12.30%	2,499,693
2009	7.268321	10.335924	42.21%	498,535
2008	9.806038	7.268321	-25.88%	524,743
2007*	10.000000	9.806038	-1.94%	222,668
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.748136	14.366349	4.50%	542,467
2011	12.979067	13.748136	5.93%	647,717
2010	12.199820	12.979067	6.39%	726,082
2009	10.674834	12.199820	14.29%	818,555
2008	11.178437	10.674834	-4.51%	519,198
2007	10.857668	11.178437	2.95%	350,720
2006	10.536126	10.857668	3.05%	315,622
2005	10.446445	10.536126	0.86%	277,105
2004	10.135570	10.446445	3.07%	260,114
2003*	10.000000	10.135570	1.36%	127,064
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.436160	11.831501	13.37%	222,728
2011	11.830540	10.436160	-11.79%	304,599
2010	9.303679	11.830540	27.16%	322,728
2009	6.725459	9.303679	38.34%	284,251
2008	11.253265	6.725459	-40.24%	262,245
2007	9.863182	11.253265	14.09%	327,147
2006*	10.000000	9.863182	-1.37%	249,682
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.375401	14.738062	19.09%	108,380
2011	15.132512	12.375401	-18.22%	136,945
2010	13.555045	15.132512	11.64%	153,129
2009	10.850910	13.555045	24.92%	179,400
2008	19.565247	10.850910	-44.54%	207,920
2007	16.896770	19.565247	15.79%	255,347
2006	14.499246	16.896770	16.54%	295,835
2005	12.334722	14.499246	17.55%	364,353
2004	11.000744	12.334722	12.13%	414,556
2003	7.775040	11.000744	41.49%	502,898
62

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.306785	14.671980	19.22%	126,864
2011	15.062151	12.306785	-18.29%	157,934
2010	13.489945	15.062151	11.65%	208,501
2009	10.794322	13.489945	24.97%	282,336
2008	19.467718	10.794322	-44.55%	339,682
2007	16.809880	19.467718	15.81%	427,602
2006	14.424335	16.809880	16.54%	483,381
2005	12.275838	14.424335	17.50%	630,854
2004	10.947388	12.275838	12.13%	685,014
2003	7.734738	10.947388	41.54%	553,471
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.396840	16.822770	25.57%	31,669
2011	14.875465	13.396840	-9.94%	33,124
2010	11.906264	14.875465	24.94%	40,781
2009	7.656370	11.906264	55.51%	54,009
2008	15.872344	7.656370	-51.76%	51,592
2007	15.214228	15.872344	4.33%	90,482
2006	13.252038	15.214228	14.81%	117,172
2005	13.078442	13.252038	1.33%	237,304
2004	11.612918	13.078442	12.62%	222,842
2003	7.448995	11.612918	55.90%	354,501
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.958652	13.309689	11.30%	645,565
2011	11.821730	11.958652	1.16%	658,472
2010	10.619457	11.821730	11.32%	668,605
2009	7.926819	10.619457	33.97%	533,630
2008	11.405666	7.926819	-30.50%	599,687
2007	11.126930	11.405666	2.51%	682,436
2006*	10.000000	11.126930	11.27%	379,194
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.971622	11.663216	16.96%	96,919
2011	10.486815	9.971622	-4.91%	102,556
2010	8.277889	10.486815	26.68%	149,004
2009	6.487052	8.277889	27.61%	154,238
2008	9.802409	6.487052	-33.82%	245,245
2007	10.164026	9.802409	-3.56%	140,280
2006*	10.000000	10.164026	1.64%	123,976
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.003906	10.259562	13.95%	13,783
2011	9.255758	9.003906	-2.72%	10,311
2010	8.496860	9.255758	8.93%	30,871
2009	6.602655	8.496860	28.69%	6,713
2008*	10.000000	6.602655	-33.97%	30,465
63

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.450052	11.682709	11.80%	63,682
2011	12.570352	10.450052	-16.87%	69,802
2010	10.826778	12.570352	16.10%	151,576
2009	6.347673	10.826778	70.56%	99,801
2008	13.575240	6.347673	-53.24%	72,523
2007	10.676971	13.575240	27.15%	109,119
2006*	10.000000	10.676971	6.77%	58,096
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.350565	10.928990	16.88%	43,864
2011	10.595408	9.350565	-11.75%	54,357
2010	9.892389	10.595408	7.11%	48,099
2009	7.297905	9.892389	35.55%	66,494
2008	12.392141	7.297905	-41.11%	104,479
2007	10.865204	12.392141	14.05%	100,081
2006*	10.000000	10.865204	8.65%	11,057
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.628002	17.765474	13.68%	358,820
2011	15.949762	15.628002	-2.02%	502,972
2010	14.113920	15.949762	13.01%	421,449
2009	12.036200	14.113920	17.26%	399,267
2008	11.470459	12.036200	4.93%	335,052
2007	10.456863	11.470459	9.69%	307,898
2006*	10.000000	10.456863	4.57%	126,814
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.652441	-3.48%	2,839
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.747086	-2.53%	9,026
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.495425	25.309292	17.74%	151,310
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.988590	10.999236	22.37%	355,948
2011	9.776182	8.988590	-8.06%	430,134
2010	9.292757	9.776182	5.20%	644,835
2009	6.441522	9.292757	44.26%	782,979
2008	11.707458	6.441522	-44.98%	868,601
2007	8.673028	11.707458	34.99%	875,530
2006	8.044709	8.673028	7.81%	954,051
2005	7.233815	8.044709	11.21%	1,249,001
2004	6.206483	7.233815	16.55%	1,553,666
2003	5.224689	6.206483	18.79%	1,959,393
64

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.545048	5.350251	17.72%	183,554
2011	5.036169	4.545048	-9.75%	128,883
2010	4.097605	5.036169	22.91%	141,750
2009	2.643381	4.097605	55.01%	253,456
2008	4.775364	2.643381	-44.65%	287,640
2007	3.971844	4.775364	20.23%	348,257
2006	3.728118	3.971844	6.54%	436,999
2005	3.382577	3.728118	10.22%	559,788
2004	3.404379	3.382577	-0.64%	736,437
2003	2.352398	3.404379	44.72%	981,046
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.653771	13.031196	11.82%	550,341
2011	17.432478	11.653771	-33.15%	273,321
2010	14.113259	17.432478	23.52%	319,689
2009	7.977040	14.113259	76.92%	383,247
2008	16.901767	7.977040	-52.80%	429,222
2007	13.363752	16.901767	26.47%	595,755
2006	9.224320	13.363752	44.88%	760,515
2005	7.075935	9.224320	30.36%	935,163
2004	6.034263	7.075935	17.26%	1,112,031
2003	4.539769	6.034263	32.92%	1,464,289
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.608992	17.374326	18.93%	104,298
2011	14.473302	14.608992	0.94%	74,140
2010	11.865912	14.473302	21.97%	105,570
2009	9.479322	11.865912	25.18%	103,134
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.223967	11.705286	14.49%	308,209
2011	10.396378	10.223967	-1.66%	344,828
2010	9.461369	10.396378	9.88%	385,350
2009	7.820481	9.461369	20.98%	434,295
2008	11.769084	7.820481	-33.55%	440,579
2007	11.072036	11.769084	6.30%	329,513
2006*	10.000000	11.072036	10.72%	260,416
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.439213	11.956778	14.54%	37,190
2011	10.756923	10.439213	-2.95%	38,505
2010*	10.000000	10.756923	7.57%	3,212
65

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.815169	8.803810	12.65%	108,274
2011	7.964907	7.815169	-1.88%	106,581
2010	6.760382	7.964907	17.82%	112,190
2009	5.126544	6.760382	31.87%	90,456
2008	8.465669	5.126544	-39.44%	89,488
2007	7.168076	8.465669	18.10%	132,531
2006	6.833425	7.168076	4.90%	148,574
2005	6.494037	6.833425	5.23%	194,065
2004	6.077202	6.494037	6.86%	239,555
2003	4.633836	6.077202	31.15%	318,595
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.894150	15.739785	13.28%	612,879
2011	13.972200	13.894150	-0.56%	715,566
2010	12.463678	13.972200	12.10%	889,671
2009*	10.000000	12.463678	24.64%	7,237
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.253438	11.722228	14.32%	317,710
2011	10.282176	10.253438	-0.28%	286,849
2010	9.290525	10.282176	10.67%	323,034
2009	7.619334	9.290525	21.93%	374,691
2008	10.981885	7.619334	-30.62%	425,422
2007	10.472825	10.981885	4.86%	499,797
2006*	10.000000	10.472825	4.73%	205,647
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.480144	11.905379	3.70%	322,671
2011	10.990144	11.480144	4.46%	390,021
2010	10.494946	10.990144	4.72%	526,644
2009	9.471637	10.494946	10.80%	608,123
2008	10.636755	9.471637	-10.95%	657,340
2007	10.454871	10.636755	1.74%	776,207
2006*	10.000000	10.454871	4.55%	144,229
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.156210	12.250255	20.62%	160,099
2011	11.334491	10.156210	-10.40%	185,735
2010	10.307303	11.334491	9.97%	227,957
2009	7.367390	10.307303	39.90%	266,221
2008	12.152287	7.367390	-39.37%	262,267
2007	10.755666	12.152287	12.98%	256,462
2006*	10.000000	10.755666	7.56%	225,261
66

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.446186	10.956614	15.99%	249,562
2011	10.030959	9.446186	-5.83%	313,523
2010	8.589921	10.030959	16.78%	401,681
2009	6.264678	8.589921	37.12%	418,260
2008	11.366340	6.264678	-44.88%	301,663
2007	10.281776	11.366340	10.55%	303,225
2006*	10.000000	10.281776	2.82%	160,013
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.211406	9.496885	15.65%	123,337
2011	8.500979	8.211406	-3.41%	142,163
2010	7.753245	8.500979	9.64%	147,236
2009	6.004590	7.753245	29.12%	136,515
2008	9.812784	6.004590	-38.81%	131,095
2007*	10.000000	9.812784	-1.87%	85,350
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.843468	20.195022	13.18%	100,776
2011	17.395585	17.843468	2.57%	119,714
2010	15.559975	17.395585	11.80%	138,725
2009	10.787009	15.559975	44.25%	173,402
2008	15.161801	10.787009	-28.85%	224,912
2007	14.880516	15.161801	1.89%	269,821
2006	13.616913	14.880516	9.28%	378,655
2005	13.461410	13.616913	1.16%	604,478
2004	12.375393	13.461410	8.78%	2,177,370
2003	10.244088	12.375393	20.81%	2,237,026
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.692640	15.517654	13.33%	176,863
2011	13.350303	13.692640	2.56%	190,511
2010	11.940929	13.350303	11.80%	212,703
2009	8.273481	11.940929	44.33%	2,122,928
2008	11.646442	8.273481	-28.96%	2,037,747
2007	11.426670	11.646442	1.92%	250,132
2006	10.456788	11.426670	9.28%	1,610,469
2005*	10.000000	10.456788	4.57%	1,261,068
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.866032	13.887973	17.04%	75,220
2011	12.295754	11.866032	-3.49%	80,602
2010	10.749552	12.295754	14.38%	101,577
2009	8.463794	10.749552	27.01%	131,911
2008	13.596107	8.463794	-37.75%	180,028
2007	14.074146	13.596107	-3.40%	321,678
2006	12.289836	14.074146	14.52%	310,960
2005	11.931935	12.289836	3.00%	377,848
2004	10.278230	11.931935	16.09%	520,577
2003	7.914998	10.278230	29.86%	220,375
67

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.748625	8.952411	15.54%	413,022
2011	8.873553	7.748625	-12.68%	476,840
2010	7.768792	8.873553	14.22%	650,284
2009	5.140642	7.768792	51.12%	818,512
2008*	10.000000	5.140642	-48.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.302740	10.247697	10.16%	30,113
2011	9.724722	9.302740	-4.34%	33,660
2010	7.964638	9.724722	22.10%	8,031
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	7,013
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.530964	9.789829	14.76%	2,273
2011	9.222635	8.530964	-7.50%	1,841
2010	8.120150	9.222635	13.58%	1,841
2009	6.361474	8.120150	27.65%	0
2008*	10.000000	6.361474	-36.39%	69,926
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.975148	10.945235	9.73%	49,661
2011	10.233697	9.975148	-2.53%	66,936
2010	9.381701	10.233697	9.08%	100,840
2009	7.924860	9.381701	18.38%	114,196
2008*	10.000000	7.924860	-20.75%	136,399
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.359029	10.507937	12.28%	34,996
2011	9.810720	9.359029	-4.60%	52,772
2010	8.835230	9.810720	11.04%	44,654
2009	7.202203	8.835230	22.67%	28,166
2008*	10.000000	7.202203	-27.98%	34,678
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.714917	11.379856	6.21%	87,034
2011	10.693892	10.714917	0.20%	106,261
2010	10.134560	10.693892	5.52%	184,671
2009	9.075933	10.134560	11.66%	184,192
2008*	10.000000	9.075933	-9.24%	4,854
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.671916	10.737610	11.02%	170,819
2011	10.022954	9.671916	-3.50%	300,813
2010	9.108906	10.022954	10.03%	311,181
2009	7.560267	9.108906	20.48%	262,786
2008*	10.000000	7.560267	-24.40%	182,549
68

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.018302	10.209409	13.21%	52,987
2011	9.574904	9.018302	-5.81%	57,309
2010	8.552690	9.574904	11.95%	98,727
2009	6.838895	8.552690	25.06%	61,368
2008*	10.000000	6.838895	-31.61%	128,487
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.249814	11.143623	8.72%	113,564
2011	10.402177	10.249814	-1.46%	111,060
2010	9.656186	10.402177	7.73%	106,283
2009	8.305104	9.656186	16.27%	106,046
2008*	10.000000	8.305104	-16.95%	46,092
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.811888	12.574661	6.46%	155,133
2011	11.215326	11.811888	5.32%	98,431
2010	10.603308	11.215326	5.77%	82,463
2009	9.865476	10.603308	7.48%	15,758
2008*	10.000000	9.865476	-1.35%	1,740
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.681415	13.420672	5.83%	107,653
2011	12.103098	12.681415	4.78%	114,966
2010	11.330708	12.103098	6.82%	32,378
2009	9.849433	11.330708	15.04%	24,793
2008*	10.000000	9.849433	-1.51%	2,795
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	20.034657	23.201731	15.81%	87
2011	26.122563	20.034657	-23.31%	87
2010	22.758326	26.122563	14.78%	211
2009	14.104539	22.758326	61.35%	984
2008	33.799667	14.104539	-58.27%	1,520
2007	23.500696	33.799667	43.82%	1,625
2006	17.397252	23.500696	35.08%	1,696
2005	13.275190	17.397252	31.05%	3,451
2004	11.128016	13.275190	19.30%	3,698
2003	6.815122	11.128016	63.28%	8,385
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	22.053362	25.543507	15.83%	52,648
2011	28.761189	22.053362	-23.32%	88,924
2010	25.048732	28.761189	14.82%	110,909
2009	15.507825	25.048732	61.52%	158,006
2008	37.222183	15.507825	-58.34%	175,724
2007	25.885813	37.222183	43.79%	242,912
2006	19.173227	25.885813	35.01%	238,201
2005	14.628417	19.173227	31.07%	284,159
2004	12.261030	14.628417	19.31%	195,935
2003	7.511024	12.261030	63.24%	187,507
69

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	17.034217	17.343752	1.82%	703,049
2011	16.074348	17.034217	5.97%	801,670
2010	15.527093	16.074348	3.52%	921,973
2009	15.304243	15.527093	1.46%	1,067,808
2008	14.380053	15.304243	6.43%	1,587,917
2007	13.583305	14.380053	5.87%	1,674,663
2006	13.303332	13.583305	2.10%	1,905,194
2005	13.038934	13.303332	2.03%	2,169,251
2004	12.780385	13.038934	2.02%	2,564,169
2003	12.681945	12.780385	0.78%	3,639,856
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.664936	12.181234	14.22%	22,242
2011	11.962338	10.664936	-10.85%	23,735
2010	10.687119	11.962338	11.93%	1,147
2009	8.338511	10.687119	28.17%	1,147
2008	15.645882	8.338511	-46.70%	1,147
2007	12.455693	15.645882	25.61%	1,411
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.981577	19.390837	14.19%	118,108
2011	19.047309	16.981577	-10.85%	152,746
2010	17.019966	19.047309	11.91%	155,032
2009	13.284846	17.019966	28.12%	159,812
2008	24.919078	13.284846	-46.69%	256,494
2007	19.837629	24.919078	25.62%	330,985
2006	15.101683	19.837629	31.36%	171,997
2005	11.741561	15.101683	28.62%	98,805
2004	10.392529	11.741561	12.98%	59,954
2003	7.772433	10.392529	33.71%	38,163
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.671954	8.960091	16.79%	12,395
2011	8.909825	7.671954	-13.89%	14,622
2010	8.396757	8.909825	6.11%	15,666
2009	6.608175	8.396757	27.07%	15,649
2008	11.752968	6.608175	-43.77%	11,260
2007	10.875421	11.752968	8.07%	20,174
2006*	10.000000	10.875421	8.75%	5,777
70

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.139880	15.046368	14.51%	66,208
2011	13.843384	13.139880	-5.08%	89,433
2010	12.223295	13.843384	13.25%	122,644
2009	9.725789	12.223295	25.68%	143,175
2008	15.586769	9.725789	-37.60%	172,321
2007	14.889933	15.586769	4.68%	116,748
2006	12.895102	14.889933	15.47%	216,197
2005	12.092189	12.895102	6.64%	216,428
2004	10.733522	12.092189	12.66%	134,449
2003	8.238400	10.733522	30.29%	79,734
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.487474	13.495265	8.07%	29,819
2011	12.527985	12.487474	-0.32%	9,284
2010	11.546847	12.527985	8.50%	2,580
2009*	10.000000	11.546847	15.47%	2,580
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.116007	14.545637	10.90%	2,801
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.001322	13.509738	3.91%	322,441
2011	12.784205	13.001322	1.70%	312,332
2010	12.219414	12.784205	4.62%	360,850
2009	11.337840	12.219414	7.78%	422,236
2008	12.211001	11.337840	-7.15%	338,577
2007	11.728967	12.211001	4.11%	308,249
2006	11.181789	11.728967	4.89%	408,314
2005	10.954966	11.181789	2.07%	502,674
2004	10.595099	10.954966	3.40%	618,704
2003	9.938018	10.595099	6.61%	634,001
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.405294	14.676003	9.48%	760,074
2011	13.573262	13.405294	-1.24%	761,592
2010	12.386263	13.573262	9.58%	890,230
2009	10.523064	12.386263	17.71%	1,029,148
2008	13.867663	10.523064	-24.12%	864,011
2007	13.285144	13.867663	4.38%	899,262
2006	12.075166	13.285144	10.02%	1,127,049
2005	11.601416	12.075166	4.08%	1,226,568
2004	10.720050	11.601416	8.22%	1,211,494
2003	9.037949	10.720050	18.61%	924,996
71

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.422684	15.086021	12.39%	244,031
2011	13.880562	13.422684	-3.30%	270,563
2010	12.451067	13.880562	11.48%	330,164
2009	10.131069	12.451067	22.90%	352,068
2008	14.945964	10.131069	-32.22%	409,812
2007	14.251945	14.945964	4.87%	528,523
2006	12.593401	14.251945	13.17%	513,363
2005	11.904051	12.593401	5.79%	594,687
2004	10.748772	11.904051	10.75%	449,390
2003	8.590418	10.748772	25.13%	358,022
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.471382	14.379415	6.74%	220,773
2011	13.359130	13.471382	0.84%	241,065
2010	12.460165	13.359130	7.21%	263,444
2009	11.008504	12.460165	13.19%	350,449
2008	13.115336	11.008504	-16.06%	430,796
2007	12.540694	13.115336	4.58%	500,257
2006	11.706575	12.540694	7.13%	549,827
2005	11.339678	11.706575	3.24%	687,783
2004	10.710627	11.339678	5.87%	716,716
2003	9.534557	10.710627	12.33%	647,159
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.452045	15.773594	17.26%	1,297,851
2011	13.926167	13.452045	-3.40%	1,533,634
2010	12.955200	13.926167	7.49%	2,124,785
2009*	10.000000	12.955200	29.55%	4,096
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.922495	31.246287	16.06%	173,299
2011	27.960209	26.922495	-3.71%	202,310
2010	22.424067	27.960209	24.69%	268,793
2009	16.596330	22.424067	35.11%	301,649
2008	26.438587	16.596330	-37.23%	394,750
2007	24.880577	26.438587	6.26%	415,506
2006	22.915733	24.880577	8.57%	674,837
2005	20.689986	22.915733	10.76%	790,374
2004	18.094597	20.689986	14.34%	875,991
2003	13.601153	18.094597	33.04%	952,793
72

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.752046	11.610641	-1.20%	1,574,838
2011	11.894382	11.752046	-1.20%	1,929,217
2010	12.038832	11.894382	-1.20%	1,799,778
2009	12.179942	12.038832	-1.16%	2,397,928
2008	12.079795	12.179942	0.83%	4,218,312
2007	11.668105	12.079795	3.53%	4,728,112
2006	11.297619	11.668105	3.28%	2,927,858
2005	11.137309	11.297619	1.44%	3,619,577
2004	11.181852	11.137309	-0.40%	3,868,076
2003	11.247296	11.181852	-0.58%	5,474,622
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.250057	19.130243	10.90%	354,891
2011	16.541368	17.250057	4.28%	336,414
2010	15.139348	16.541368	9.26%	378,307
2009	12.319676	15.139348	22.89%	528,020
2008	15.076201	12.319676	-18.28%	546,463
2007	14.585737	15.076201	3.36%	783,112
2006	14.081135	14.585737	3.58%	766,664
2005	13.947624	14.081135	0.96%	947,362
2004	13.251194	13.947624	5.26%	821,863
2003	11.962673	13.251194	10.77%	863,477
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.285313	9.477320	14.39%	357,206
2011	9.252389	8.285313	-10.45%	439,039
2010	8.212008	9.252389	12.67%	484,149
2009	6.091001	8.212008	34.82%	612,742
2008*	10.000000	6.091001	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.231627	15.325578	15.83%	80,403
2011	15.964612	13.231627	-17.12%	104,306
2010	15.227625	15.964612	4.84%	144,367
2009	11.870601	15.227625	28.28%	160,324
2008	22.388260	11.870601	-46.98%	221,742
2007	22.016277	22.388260	1.69%	346,346
2006	18.153613	22.016277	21.28%	487,073
2005	16.397022	18.153613	10.71%	398,762
2004	13.800078	16.397022	18.82%	247,808
2003*	10.000000	13.800078	38.00%	25,231
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.862484	10.187900	14.96%	120,788
2011	9.238387	8.862484	-4.07%	133,369
2010	8.094976	9.238387	14.12%	225,372
2009	6.313352	8.094976	28.22%	51,666
2008*	10.000000	6.313352	-36.87%	1,479
73

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.705248	11.296246	16.39%	35,974
2011	10.431033	9.705248	-6.96%	45,438
2010*	10.000000	10.431033	4.31%	85,599
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.193456	9.518933	16.18%	10,523
2011	8.830785	8.193456	-7.22%	11,465
2010	7.927560	8.830785	11.39%	11,836
2009	6.297572	7.927560	25.88%	17,082
2008*	10.000000	6.297572	-37.02%	1,730
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.275768	10.530030	13.52%	93,102
2011	9.802822	9.275768	-5.38%	110,278
2010	7.823609	9.802822	25.30%	126,378
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.184736	10.403142	13.27%	289,888
2011	9.729110	9.184736	-5.60%	328,426
2010	7.786307	9.729110	24.95%	466,294
2009	6.219739	7.786307	25.19%	580,191
2008*	10.000000	6.219739	-37.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.857019	11.330294	14.95%	407,154
2011	10.213593	9.857019	-3.49%	440,078
2010	8.641112	10.213593	18.20%	519,492
2009	6.703532	8.641112	28.90%	637,675
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.922999	15.603980	12.07%	79,900
2011	14.183713	13.922999	-1.84%	89,878
2010	11.443667	14.183713	23.94%	125,289
2009	9.087220	11.443667	25.93%	151,634
2008	17.166371	9.087220	-47.06%	169,747
2007	15.832320	17.166371	8.43%	193,255
2006	15.526190	15.832320	1.97%	237,194
2005	14.537994	15.526190	6.80%	346,746
2004	12.973972	14.537994	12.06%	404,880
2003	9.780139	12.973972	32.66%	504,466
74

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.457117	36.242979	19.00%	143,311
2011	32.472819	30.457117	-6.21%	168,931
2010	25.960286	32.472819	25.09%	189,350
2009	20.818097	25.960286	24.70%	220,628
2008	31.056789	20.818097	-32.97%	303,460
2007	33.763890	31.056789	-8.02%	404,174
2006	29.134444	33.763890	15.89%	578,547
2005	28.608182	29.134444	1.84%	712,359
2004	24.685368	28.608182	15.89%	962,750
2003	15.928613	24.685368	54.98%	1,158,751
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.410500	30.137923	14.11%	202,043
2011	28.304046	26.410500	-6.69%	234,148
2010	22.859607	28.304046	23.82%	291,043
2009	17.176615	22.859607	33.09%	375,098
2008	28.126986	17.176615	-38.93%	473,153
2007	27.876127	28.126986	0.90%	589,402
2006	25.182239	27.876127	10.70%	745,503
2005	22.692159	25.182239	10.97%	931,725
2004	19.296948	22.692159	17.59%	1,053,224
2003	13.850506	19.296948	39.32%	1,154,936
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.124275	13.681120	12.84%	231,635
2011	12.206686	12.124275	-0.68%	251,082
2010	10.890161	12.206686	12.09%	278,547
2009	8.741250	10.890161	24.58%	276,565
2008	15.138387	8.741250	-42.26%	340,712
2007	14.164409	15.138387	6.88%	468,647
2006	12.616582	14.164409	12.27%	530,479
2005	11.884933	12.616582	6.16%	631,200
2004	10.960481	11.884933	8.43%	907,235
2003	8.699902	10.960481	25.98%	964,308
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.799163	11.209667	14.39%	461,317
2011	9.312555	9.799163	5.23%	497,287
2010	7.240299	9.312555	28.62%	560,185
2009	5.601154	7.240299	29.26%	702,064
2008*	10.000000	5.601154	-43.99%	29,298
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.571451	10.812296	2.28%	75,444
2011	10.562393	10.571451	0.09%	118,358
2010	10.438093	10.562393	1.19%	287,637
2009	9.863610	10.438093	5.82%	321,518
2008*	10.000000	9.863610	-1.36%	43,502
75

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.754706	13.885408	18.13%	8,559
2011	13.585442	11.754706	-13.48%	10,088
2010	12.929827	13.585442	5.07%	10,120
2009*	10.000000	12.929827	29.30%	5,981
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.518068	10.870093	3.35%	369,909
2011	10.614801	10.518068	-0.91%	401,245
2010	10.204416	10.614801	4.02%	522,553
2009	9.113768	10.204416	11.97%	517,015
2008	10.655363	9.113768	-14.47%	474,409
2007	10.294293	10.655363	3.51%	985,053
2006	9.998849	10.294293	2.95%	1,137,130
2005	9.975981	9.998849	0.23%	777,745
2004	10.019076	9.975981	-0.43%	771,596
2003*	10.000000	10.019076	0.19%	388,918
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.103255	8.712004	7.51%	2,166
2011	8.289379	8.103255	-2.25%	845
2010	7.014399	8.289379	18.18%	5,957
2009	5.783597	7.014399	21.28%	35,882
2008	9.671730	5.783597	-40.20%	12,242
2007	9.739699	9.671730	-0.70%	1,834
2006*	10.000000	9.739699	-2.60%	1,778
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.858771	14.098972	9.64%	137,264
2011	13.428283	12.858771	-4.24%	169,880
2010	11.062852	13.428283	21.38%	184,785
2009	8.519760	11.062852	29.85%	23,859
2008	14.240089	8.519760	-40.17%	23,062
2007	13.394228	14.240089	6.32%	96,060
2006	11.922729	13.394228	12.34%	37,665
2005	11.292761	11.922729	5.58%	24,380
2004*	10.000000	11.292761	12.93%	10,161
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.426823	16.597563	15.05%	97,296
2011	14.443430	14.426823	-0.11%	120,678
2010	11.468790	14.443430	25.94%	143,851
2009	8.753721	11.468790	31.02%	157,386
2008	17.395944	8.753721	-49.68%	192,665
2007	16.559762	17.395944	5.05%	228,261
2006	16.279198	16.559762	1.72%	287,819
2005	14.668150	16.279198	10.98%	462,444
2004	12.394931	14.668150	18.34%	432,646
2003	9.989064	12.394931	24.09%	492,433
76

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.597459	23.471568	19.77%	252,011
2011	21.622970	19.597459	-9.37%	277,892
2010	18.870882	21.622970	14.58%	315,383
2009	13.672499	18.870882	38.02%	372,166
2008	23.139603	13.672499	-40.91%	489,994
2007	22.026248	23.139603	5.05%	682,233
2006	18.942389	22.026248	16.28%	865,041
2005	16.767687	18.942389	12.97%	878,812
2004	14.238187	16.767687	17.77%	751,092
2003*	10.000000	14.238187	42.38%	516,572
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.376095	14.827379	19.81%	319,982
2011	13.658449	12.376095	-9.39%	372,391
2010	11.921033	13.658449	14.57%	478,131
2009	8.632507	11.921033	38.09%	576,880
2008	14.608429	8.632507	-40.91%	714,971
2007	13.907967	14.608429	5.04%	899,289
2006	11.960386	13.907967	16.28%	1,078,241
2005	10.590024	11.960386	12.94%	1,375,615
2004	8.994884	10.590024	17.73%	1,626,012
2003	6.365520	8.994884	41.31%	2,029,238
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.157406	1.57%	7,806
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.608873	15.713605	15.47%	291,051
2011	13.775808	13.608873	-1.21%	333,709
2010	12.008692	13.775808	14.72%	407,854
2009	9.474608	12.008692	26.75%	484,154
2008	15.585693	9.474608	-39.21%	602,824
2007	15.107682	15.585693	3.16%	804,008
2006	13.293323	15.107682	13.65%	972,356
2005	12.695602	13.293323	4.71%	1,233,955
2004	11.739303	12.695602	8.15%	1,443,952
2003	9.376475	11.739303	25.20%	1,626,803
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.586203	11.174456	16.57%	39,129
2011	9.921909	9.586203	-3.38%	55,283
2010	8.137614	9.921909	21.93%	84,128
2009	6.003438	8.137614	35.55%	110,836
2008	9.773861	6.003438	-38.58%	85,657
2007	10.014381	9.773861	-2.40%	90,730
2006*	10.000000	10.014381	0.14%	55,793
77

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.591802	13.091230	3.97%	64,336
2011	11.754996	12.591802	7.12%	67,708
2010	10.878232	11.754996	8.06%	85,850
2009*	10.000000	10.878232	8.78%	48,111
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.364804	11.873704	4.48%	813,913
2011	11.387689	11.364804	-0.20%	743,484
2010	10.957755	11.387689	3.92%	481,227
2009*	10.000000	10.957755	9.58%	270,515
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.508013	14.894138	29.42%	60,400
2011	10.551642	11.508013	9.06%	37,755
2010*	10.000000	10.551642	5.52%	15,277
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.525043	12.461315	8.12%	23,322
2011	11.041085	11.525043	4.38%	43,684
2010	10.429972	11.041085	5.86%	26,969
2009	9.628030	10.429972	8.33%	26,726
2008	10.852448	9.628030	-11.28%	37,910
2007	10.416914	10.852448	4.18%	87,669
2006*	10.000000	10.416914	4.17%	7,681
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.951512	47.725912	16.54%	10,273
2011	38.724157	40.951512	5.75%	10,967
2010	35.714045	38.724157	8.43%	15,705
2009	27.761196	35.714045	28.65%	18,949
2008	33.047924	27.761196	-16.00%	25,767
2007	31.400371	33.047924	5.25%	34,221
2006	28.681058	31.400371	9.48%	46,734
2005	25.860301	28.681058	10.91%	69,016
2004	23.781464	25.860301	8.74%	108,234
2003	18.824701	23.781464	26.33%	357,141
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.941803	51.224224	28.25%	55,196
2011	54.437435	39.941803	-26.63%	20,268
2010	43.438941	54.437435	25.32%	21,830
2009	20.624175	43.438941	110.62%	25,163
2008	59.271173	20.624175	-65.20%	28,439
2007	43.595964	59.271173	35.96%	37,353
2006	31.631833	43.595964	37.82%	61,195
2005	24.254218	31.631833	30.42%	83,214
2004	19.499977	24.254218	24.38%	106,213
2003	12.800242	19.499977	52.34%	284,783
78

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.994516	49.022812	2.14%	72,929
2011	58.141223	47.994516	-17.45%	19,022
2010	45.534579	58.141223	27.69%	21,918
2009	29.255507	45.534579	55.64%	23,780
2008	54.963626	29.255507	-46.77%	25,550
2007	38.274579	54.963626	43.60%	47,018
2006	31.116907	38.274579	23.00%	85,008
2005	20.764275	31.116907	49.86%	102,954
2004	16.917457	20.764275	22.74%	155,325
2003	11.826254	16.917457	43.05%	213,327
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.646448	-3.54%	13,990
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.461387	16.477775	6.57%	20,066
2011	16.402783	15.461387	-5.74%	26,492
2010	13.095791	16.402783	25.25%	55,418
2009*	10.000000	13.095791	30.96%	64,154
79

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
2010	15.364531	18.905849	23.05%	0
2009	11.080501	15.364531	38.66%	0
2008	17.743184	11.080501	-37.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.292390	12.829804	4.37%	0
2011	11.316305	12.292390	8.63%	0
2010	11.075263	11.316305	2.18%	0
2009	10.338268	11.075263	7.13%	0
2008	10.807779	10.338268	-4.34%	0
2007	10.156560	10.807779	6.41%	0
2006	10.285066	10.156560	-1.25%	0
2005	10.417725	10.285066	-1.27%	0
2004	10.129239	10.417725	2.85%	0
2003*	10.000000	10.129239	1.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	8.967462	10.000921	11.52%	0
2011	8.946801	8.967462	0.23%	0
2010	8.063572	8.946801	10.95%	0
2009	7.024654	8.063572	14.79%	0
2008	11.048864	7.024654	-36.42%	0
2007	11.376616	11.048864	-2.88%	0
2006	9.995371	11.376616	13.82%	0
2005	9.827333	9.995371	1.71%	0
2004	8.947766	9.827333	9.83%	0
2003	7.116360	8.947766	25.74%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	10.799757	12.210580	13.06%	0
2011	11.187844	10.799757	-3.47%	0
2010	9.651560	11.187844	15.92%	0
2009	7.641367	9.651560	26.31%	0
2008	10.392087	7.641367	-26.47%	0
2007	10.945504	10.392087	-5.06%	0
2006*	10.000000	10.945504	9.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
2010	11.949250	12.748603	6.69%	0
2009*	10.000000	11.949250	19.49%	0
80

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	13.047872	14.678076	12.49%	0
2011	13.347872	13.047872	-2.25%	0
2010	10.913380	13.347872	22.31%	0
2009	8.980381	10.913380	21.52%	0
2008	13.374065	8.980381	-32.85%	0
2007	13.852287	13.374065	-3.45%	0
2006	12.455279	13.852287	11.22%	0
2005	11.948645	12.455279	4.24%	0
2004	10.085497	11.948645	18.47%	0
2003	7.530557	10.085497	33.93%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.310660	7.956359	8.83%	0
2011	7.453633	7.310660	-1.92%	0
2010	6.678660	7.453633	11.60%	0
2009	5.136997	6.678660	30.01%	0
2008	8.059862	5.136997	-36.26%	0
2007	7.694269	8.059862	4.75%	0
2006	7.248388	7.694269	6.15%	0
2005	7.196386	7.248388	0.72%	0
2004	6.970741	7.196386	3.24%	0
2003	5.691372	6.970741	22.48%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.793647	9.891981	12.49%	0
2011	8.879689	8.793647	-0.97%	0
2010	7.954894	8.879689	11.63%	0
2009	6.478090	7.954894	22.80%	0
2008	10.603414	6.478090	-38.91%	0
2007	10.365796	10.603414	2.29%	0
2006	9.232631	10.365796	12.27%	0
2005	9.072170	9.232631	1.77%	0
2004	8.435823	9.072170	7.54%	0
2003	6.760911	8.435823	24.77%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.286369	11.040513	7.33%	0
2011	9.707156	10.286369	5.97%	0
2010	8.660039	9.707156	12.09%	0
2009	7.269545	8.660039	19.13%	0
2008	10.616604	7.269545	-31.53%	0
2007	10.196819	10.616604	4.12%	0
2006	9.005763	10.196819	13.23%	0
2005	8.875845	9.005763	1.46%	0
2004	8.692839	8.875845	2.11%	0
2003	7.380586	8.692839	17.78%	0
81

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	12.669128	13.510663	6.64%	0
2011	12.743469	12.669128	-0.58%	0
2010	12.082892	12.743469	5.47%	0
2009	10.321568	12.082892	17.06%	0
2008	11.453642	10.321568	-9.88%	0
2007	11.183290	11.453642	2.42%	0
2006	11.045689	11.183290	1.25%	0
2005	11.217473	11.045689	-1.53%	0
2004	11.137438	11.217473	0.72%	0
2003	10.949614	11.137438	1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.256609	11.133657	8.55%	0
2011	10.581476	10.256609	-3.07%	0
2010	9.656190	10.581476	9.58%	0
2009	8.001673	9.656190	20.68%	0
2008	10.987795	8.001673	-27.18%	0
2007	10.406328	10.987795	5.59%	0
2006*	10.000000	10.406328	4.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	9.776925	10.755752	10.01%	0
2011	10.172379	9.776925	-3.89%	0
2010	9.138264	10.172379	11.32%	0
2009	7.300625	9.138264	25.17%	0
2008	11.162831	7.300625	-34.60%	0
2007	10.426103	11.162831	7.07%	0
2006*	10.000000	10.426103	4.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.255916	10.388999	12.24%	0
2011	9.785865	9.255916	-5.42%	0
2010	8.678912	9.785865	12.75%	0
2009	6.794969	8.678912	27.73%	0
2008	11.289897	6.794969	-39.81%	0
2007	10.446041	11.289897	8.08%	0
2006*	10.000000	10.446041	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	8.913122	9.073083	1.79%	0
2011	9.672351	8.913122	-7.85%	0
2010	8.350939	9.672351	15.82%	0
2009	5.821893	8.350939	43.44%	0
2008	13.137711	5.821893	-55.69%	0
2007	9.281768	13.137711	41.54%	0
2006*	10.000000	9.281768	-7.18%	0
82

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	9.374462	10.677453	13.90%	0
2011	9.561855	9.374462	-1.96%	0
2010	8.547432	9.561855	11.87%	0
2009	6.762759	8.547432	26.39%	0
2008	12.144305	6.762759	-44.31%	0
2007	12.321441	12.144305	-1.44%	0
2006	10.555716	12.321441	16.73%	0
2005	10.267675	10.555716	2.81%	0
2004	9.483867	10.267675	8.26%	0
2003	7.492527	9.483867	26.58%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	7.450934	8.295234	11.33%	0
2011	7.654311	7.450934	-2.66%	0
2010	6.347556	7.654311	20.59%	0
2009	5.095996	6.347556	24.56%	0
2008	9.936765	5.095996	-48.72%	0
2007	8.058978	9.936765	23.30%	0
2006	7.767612	8.058978	3.75%	0
2005	7.561699	7.767612	2.72%	0
2004	7.533675	7.561699	0.37%	0
2003	5.836965	7.533675	29.07%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.434928	16.021499	10.99%	0
2011	14.288717	14.434928	1.02%	0
2010	12.918876	14.288717	10.60%	0
2009	9.244095	12.918876	39.75%	0
2008	12.691556	9.244095	-27.16%	0
2007	12.721185	12.691556	-0.23%	0
2006	11.770806	12.721185	8.07%	0
2005	11.810921	11.770806	-0.34%	0
2004	11.100132	11.810921	6.40%	0
2003	8.993929	11.100132	23.42%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.051760	12.256098	10.90%	0
2011	10.932513	11.051760	1.09%	0
2010	9.895352	10.932513	10.48%	0
2009	7.072891	9.895352	39.91%	0
2008	9.699601	7.072891	-27.08%	0
2007*	10.000000	9.699601	-3.00%	0
83

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	11.934549	12.268733	2.80%	0
2011	11.451833	11.934549	4.22%	0
2010	10.941422	11.451833	4.66%	0
2009	9.731239	10.941422	12.44%	0
2008	10.358069	9.731239	-6.05%	0
2007	10.227336	10.358069	1.28%	0
2006	10.087380	10.227336	1.39%	0
2005	10.165687	10.087380	-0.77%	0
2004	10.025521	10.165687	1.40%	0
2003*	10.000000	10.025521	0.26%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.513668	10.610607	11.53%	0
2011	10.962106	9.513668	-13.21%	0
2010	8.762439	10.962106	25.10%	0
2009	6.438424	8.762439	36.10%	0
2008	10.950780	6.438424	-41.21%	0
2007	9.756903	10.950780	12.24%	0
2006*	10.000000	9.756903	-2.43%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	8.457495	9.908744	17.16%	0
2011	10.511918	8.457495	-19.54%	0
2010	9.570889	10.511918	9.83%	0
2009	7.787736	9.570889	22.90%	0
2008	14.273871	7.787736	-45.44%	0
2007	12.531063	14.273871	13.91%	0
2006	10.929475	12.531063	14.65%	0
2005	9.450375	10.929475	15.65%	0
2004	8.567007	9.450375	10.31%	0
2003	6.154443	8.567007	39.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	10.509610	12.326126	17.28%	0
2011	13.074260	10.509610	-19.62%	0
2010	11.902041	13.074260	9.85%	0
2009	9.680559	11.902041	22.95%	0
2008	17.747234	9.680559	-45.45%	0
2007	15.577878	17.747234	13.93%	0
2006	13.586552	15.577878	14.66%	0
2005	11.752519	13.586552	15.61%	0
2004	10.653140	11.752519	10.32%	0
2003	7.650567	10.653140	39.25%	0
84

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	11.440478	14.132977	23.53%	0
2011	12.912043	11.440478	-11.40%	0
2010	10.504629	12.912043	22.92%	0
2009	6.866244	10.504629	52.99%	0
2008	14.469677	6.866244	-52.55%	0
2007	14.099296	14.469677	2.63%	0
2006	12.482441	14.099296	12.95%	0
2005	12.521060	12.482441	-0.31%	0
2004	11.300946	12.521060	10.80%	0
2003	7.367940	11.300946	53.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0
2010	10.002045	10.954242	9.52%	0
2009	7.588748	10.002045	31.80%	0
2008	11.099238	7.588748	-31.63%	0
2007	11.007185	11.099238	0.84%	0
2006*	10.000000	11.007185	10.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.089988	10.459478	15.07%	0
2011	9.716735	9.089988	-6.45%	0
2010	7.796103	9.716735	24.64%	0
2009	6.210129	7.796103	25.54%	0
2008	9.538874	6.210129	-34.90%	0
2007	10.054554	9.538874	-5.13%	0
2006*	10.000000	10.054554	0.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
2010	8.268604	8.861377	7.17%	0
2009	6.531010	8.268604	26.61%	0
2008*	10.000000	6.531010	-34.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	9.526376	10.477197	9.98%	0
2011	11.647682	9.526376	-18.21%	0
2010	10.196946	11.647682	14.23%	0
2009	6.076711	10.196946	67.80%	0
2008	13.210424	6.076711	-54.00%	0
2007	10.561925	13.210424	25.08%	0
2006*	10.000000	10.561925	5.62%	0
85

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.524010	9.801216	14.98%	0
2011	9.817667	8.524010	-13.18%	0
2010	9.316973	9.817667	5.37%	0
2009	6.986531	9.316973	33.36%	0
2008	12.059157	6.986531	-42.06%	0
2007	10.748209	12.059157	12.20%	0
2006*	10.000000	10.748209	7.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.247529	15.933297	11.83%	0
2011	14.779639	14.247529	-3.60%	0
2010	13.293587	14.779639	11.18%	0
2009	11.523182	13.293587	15.36%	0
2008	11.162287	11.523182	3.23%	0
2007	10.344284	11.162287	7.91%	0
2006*	10.000000	10.344284	3.44%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	12.132933	13.372305	10.21%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.639823	-3.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.725865	21.690550	15.83%	0
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	10.010772	12.051344	20.38%	0
2011	11.066831	10.010772	-9.54%	0
2010	10.692615	11.066831	3.50%	0
2009	7.533825	10.692615	41.93%	0
2008	13.918876	7.533825	-45.87%	0
2007	10.481825	13.918876	32.79%	0
2006	9.882088	10.481825	6.07%	0
2005	9.031765	9.882088	9.41%	0
2004	7.876570	9.031765	14.67%	0
2003	6.739631	7.876570	16.87%	0
86

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	7.052719	8.167452	15.81%	0
2011	7.943237	7.052719	-11.21%	0
2010	6.569138	7.943237	20.92%	0
2009	4.307514	6.569138	52.50%	0
2008	7.910212	4.307514	-45.54%	0
2007	6.688093	7.910212	18.27%	0
2006	6.380763	6.688093	4.82%	0
2005	5.884322	6.380763	8.44%	0
2004	6.019774	5.884322	-2.25%	0
2003	4.227960	6.019774	42.38%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	13.195199	14.515186	10.00%	0
2011	20.063172	13.195199	-34.23%	0
2010	16.509985	20.063172	21.52%	0
2009	9.485235	16.509985	74.06%	0
2008	20.429517	9.485235	-53.57%	0
2007	16.420222	20.429517	24.42%	0
2006	11.519963	16.420222	42.54%	0
2005	8.981785	11.519963	28.26%	0
2004	7.785565	8.981785	15.36%	0
2003	5.953600	7.785565	30.77%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	12.891730	15.083191	17.00%	0
2011	12.981794	12.891730	-0.69%	0
2010	10.818077	12.981794	20.00%	0
2009	8.784492	10.818077	23.15%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
2010	13.337878	14.418845	8.10%	0
2009	11.206165	13.337878	19.02%	0
2008	17.142496	11.206165	-34.63%	0
2007	16.394070	17.142496	4.57%	0
2006	13.995070	16.394070	17.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
2010*	10.000000	10.641182	6.41%	0
87

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	8.517325	9.439088	10.82%	0
2011	8.823081	8.517325	-3.47%	0
2010	7.611906	8.823081	15.91%	0
2009	5.867269	7.611906	29.74%	0
2008	9.848792	5.867269	-40.43%	0
2007	8.477163	9.848792	16.18%	0
2006	8.214083	8.477163	3.20%	0
2005	7.934219	8.214083	3.53%	0
2004	7.547142	7.934219	5.13%	0
2003	5.849234	7.547142	29.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.302773	14.825253	11.44%	0
2011	13.597268	13.302773	-2.17%	0
2010	12.328706	13.597268	10.29%	0
2009*	10.000000	12.328706	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.347262	10.512811	12.47%	0
2011	9.527413	9.347262	-1.89%	0
2010	8.750148	9.527413	8.88%	0
2009	7.294286	8.750148	19.96%	0
2008	10.686759	7.294286	-31.74%	0
2007	10.360055	10.686759	3.15%	0
2006*	10.000000	10.360055	3.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.466013	10.677472	2.02%	0
2011	10.183718	10.466013	2.77%	0
2010	9.884887	10.183718	3.02%	0
2009	9.067839	9.884887	9.01%	0
2008	10.350952	9.067839	-12.40%	0
2007	10.342338	10.350952	0.08%	0
2006*	10.000000	10.342338	3.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
2010	9.707814	10.502567	8.19%	0
2009	7.053080	9.707814	37.64%	0
2008	11.825777	7.053080	-40.36%	0
2007	10.639867	11.825777	11.15%	0
2006*	10.000000	10.639867	6.40%	0
88

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
2010	8.090090	9.294451	14.89%	0
2009	5.997264	8.090090	34.90%	0
2008	11.060833	5.997264	-45.78%	0
2007	10.171033	11.060833	8.75%	0
2006*	10.000000	10.171033	1.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.608789	8.657138	13.78%	0
2011	8.006521	7.608789	-4.97%	0
2010	7.422364	8.006521	7.87%	0
2009	5.842946	7.422364	27.03%	0
2008	9.706239	5.842946	-39.80%	0
2007*	10.000000	9.706239	-2.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.807799	16.487257	11.34%	0
2011	14.673117	14.807799	0.92%	0
2010	13.340729	14.673117	9.99%	0
2009	9.400540	13.340729	41.91%	0
2008	13.430772	9.400540	-30.01%	0
2007	13.399738	13.430772	0.23%	0
2006	12.463071	13.399738	7.52%	0
2005	12.522990	12.463071	-0.48%	0
2004	11.702110	12.522990	7.01%	0
2003	9.846069	11.702110	18.85%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.281526	13.692555	11.49%	0
2011	12.171051	12.281526	0.91%	0
2010	11.065291	12.171051	9.99%	0
2009	7.792795	11.065291	41.99%	0
2008	11.150569	7.792795	-30.11%	0
2007	11.121185	11.150569	0.26%	0
2006	10.344229	11.121185	7.51%	0
2005*	10.000000	10.344229	3.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.459791	9.740640	15.14%	0
2011	8.910210	8.459791	-5.06%	0
2010	7.917841	8.910210	12.53%	0
2009	6.336820	7.917841	24.95%	0
2008	10.347466	6.336820	-38.76%	0
2007	10.888605	10.347466	-4.97%	0
2006	9.664193	10.888605	12.67%	0
2005	9.536734	9.664193	1.34%	0
2004	8.350133	9.536734	14.21%	0
2003	6.535958	8.350133	27.76%	0
89

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.298207	8.295171	13.66%	0
2011	8.495147	7.298207	-14.09%	0
2010	7.559816	8.495147	12.37%	0
2009	5.084689	7.559816	48.68%	0
2008*	10.000000	5.084689	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.762149	9.495529	8.37%	0
2011	9.310111	8.762149	-5.89%	0
2010	7.750430	9.310111	20.12%	0
2009	6.062056	7.750430	27.85%	0
2008*	10.000000	6.062056	-39.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
2010	7.901850	8.829502	11.74%	0
2009	6.292350	7.901850	25.58%	0
2008*	10.000000	6.292350	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
2010	9.129721	9.797666	7.32%	0
2009	7.838917	9.129721	16.47%	0
2008*	10.000000	7.838917	-21.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
2010	8.597837	9.392628	9.24%	0
2009	7.124031	8.597837	20.69%	0
2008*	10.000000	7.124031	-28.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
2010	9.862495	10.238350	3.81%	0
2009	8.977627	9.862495	9.86%	0
2008*	10.000000	8.977627	-10.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
2010	8.864196	9.595859	8.25%	0
2009	7.478232	8.864196	18.53%	0
2008*	10.000000	7.478232	-25.22%	0
90

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
2010	8.322823	9.166812	10.14%	0
2009	6.764627	8.322823	23.03%	0
2008*	10.000000	6.764627	-32.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
2010	9.396894	9.959026	5.98%	0
2009	8.215074	9.396894	14.39%	0
2008*	10.000000	8.215074	-17.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.126194	11.652403	4.73%	0
2011	10.737632	11.126194	3.62%	0
2010	10.318745	10.737632	4.06%	0
2009	9.758691	10.318745	5.74%	0
2008*	10.000000	9.758691	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
2010	11.026696	11.587684	5.09%	0
2009	9.742839	11.026696	13.18%	0
2008*	10.000000	9.742839	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.708337	21.314084	13.93%	0
2011	24.794479	18.708337	-24.55%	0
2010	21.956290	24.794479	12.93%	0
2009	13.831355	21.956290	58.74%	0
2008	33.693189	13.831355	-58.95%	0
2007	23.813945	33.693189	41.49%	0
2006	17.918416	23.813945	32.90%	0
2005	13.897002	17.918416	28.94%	0
2004	11.840925	13.897002	17.36%	0
2003	7.370807	11.840925	60.65%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	18.833575	21.460082	13.95%	0
2011	24.966110	18.833575	-24.56%	0
2010	22.100858	24.966110	12.96%	0
2009	13.907906	22.100858	58.91%	0
2008	33.934109	13.907906	-59.01%	0
2007	23.989282	33.934109	41.46%	0
2006	18.060045	23.989282	32.83%	0
2005	14.004972	18.060045	28.95%	0
2004	11.931622	14.004972	17.38%	0
2003	7.429260	11.931622	60.60%	0
91

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.912182	12.933376	0.16%	0
2011	12.384534	12.912182	4.26%	0
2010	12.159802	12.384534	1.85%	0
2009	12.182521	12.159802	-0.19%	0
2008	11.635178	12.182521	4.70%	0
2007	11.172362	11.635178	4.14%	0
2006	11.121681	11.172362	0.46%	0
2005	11.079571	11.121681	0.38%	0
2004	11.038626	11.079571	0.37%	0
2003	11.133937	11.038626	-0.86%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.746577	12.075311	12.36%	0
2011	12.252101	10.746577	-12.29%	0
2010	11.125937	12.252101	10.12%	0
2009	8.823813	11.125937	26.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	14.502104	16.290891	12.33%	0
2011	16.533673	14.502104	-12.29%	0
2010	15.016732	16.533673	10.10%	0
2009	11.914214	15.016732	26.04%	0
2008	22.717093	11.914214	-47.55%	0
2007	18.383846	22.717093	23.57%	0
2006	14.224602	18.383846	29.24%	0
2005	11.241007	14.224602	26.54%	0
2004	10.113202	11.241007	11.15%	0
2003	7.687861	10.113202	31.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
2010	7.908176	8.255639	4.39%	0
2009	6.326161	7.908176	25.01%	0
2008	11.437095	6.326161	-44.69%	0
2007	10.758307	11.437095	6.31%	0
2006*	10.000000	10.758307	7.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.173181	12.586691	12.65%	0
2011	11.964834	11.173181	-6.62%	0
2010	10.738307	11.964834	11.42%	0
2009	8.684887	10.738307	23.64%	0
2008	14.148318	8.684887	-38.62%	0
2007	13.739493	14.148318	2.98%	0
2006	12.094067	13.739493	13.61%	0
2005	11.527106	12.094067	4.92%	0
2004	10.400290	11.527106	10.83%	0
2003	8.113853	10.400290	28.18%	0
92

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
2010	11.421675	12.191626	6.74%	0
2009*	10.000000	11.421675	14.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
2010	11.975410	13.040705	8.90%	0
2009*	10.000000	11.975410	19.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.055827	11.301659	2.22%	0
2011	11.049669	11.055827	0.06%	0
2010	10.735313	11.049669	2.93%	0
2009	10.124734	10.735313	6.03%	0
2008	11.084019	10.124734	-8.65%	0
2007	10.822672	11.084019	2.41%	0
2006	10.487114	10.822672	3.20%	0
2005	10.443029	10.487114	0.42%	0
2004	10.266218	10.443029	1.72%	0
2003	9.788002	10.266218	4.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	11.399184	12.277167	7.70%	0
2011	11.731588	11.399184	-2.83%	0
2010	10.881725	11.731588	7.81%	0
2009	9.397013	10.881725	15.80%	0
2008	12.587849	9.397013	-25.35%	0
2007	12.258669	12.587849	2.69%	0
2006	11.325043	12.258669	8.24%	0
2005	11.059287	11.325043	2.40%	0
2004	10.387269	11.059287	6.47%	0
2003	8.901427	10.387269	16.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	11.413816	12.620018	10.57%	0
2011	11.997088	11.413816	-4.86%	0
2010	10.938546	11.997088	9.68%	0
2009	9.046885	10.938546	20.91%	0
2008	13.566652	9.046885	-33.32%	0
2007	13.150794	13.566652	3.16%	0
2006	11.811103	13.150794	11.34%	0
2005	11.347783	11.811103	4.08%	0
2004	10.415083	11.347783	8.96%	0
2003	8.460596	10.415083	23.10%	0
93

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.455494	12.029153	5.01%	0
2011	11.546560	11.455494	-0.79%	0
2010	10.946741	11.546560	5.48%	0
2009	9.830579	10.946741	11.35%	0
2008	11.904923	9.830579	-17.42%	0
2007	11.571698	11.904923	2.88%	0
2006	10.979319	11.571698	5.40%	0
2005	10.809764	10.979319	1.57%	0
2004	10.378140	10.809764	4.16%	0
2003	9.390578	10.378140	10.52%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	12.879503	14.857195	15.36%	0
2011	13.552476	12.879503	-4.97%	0
2010	12.814927	13.552476	5.76%	0
2009*	10.000000	12.814927	28.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	13.661457	15.598185	14.18%	0
2011	14.421186	13.661457	-5.27%	0
2010	11.755908	14.421186	22.67%	0
2009	8.843928	11.755908	32.93%	0
2008	14.321306	8.843928	-38.25%	0
2007	13.700429	14.321306	4.53%	0
2006	12.825652	13.700429	6.82%	0
2005	11.769884	12.825652	8.97%	0
2004	10.462838	11.769884	12.49%	0
2003	7.993851	10.462838	30.89%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.872732	8.623628	-2.81%	0
2011	9.127609	8.872732	-2.79%	0
2010	9.390532	9.127609	-2.80%	0
2009	9.656987	9.390532	-2.76%	0
2008	9.735239	9.656987	-0.80%	0
2007	9.559098	9.735239	1.84%	0
2006	9.407511	9.559098	1.61%	0
2005	9.426258	9.407511	-0.20%	0
2004	9.619743	9.426258	-2.01%	0
2003	9.835321	9.619743	-2.19%	0
94

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.139948	14.335624	9.10%	0
2011	12.806930	13.139948	2.60%	0
2010	11.914299	12.806930	7.49%	0
2009	9.854736	11.914299	20.90%	0
2008	12.258317	9.854736	-19.61%	0
2007	12.055767	12.258317	1.68%	0
2006	11.829718	12.055767	1.91%	0
2005	11.909897	11.829718	-0.67%	0
2004	11.501450	11.909897	3.55%	0
2003	10.553935	11.501450	8.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	7.803856	8.781745	12.53%	0
2011	8.858030	7.803856	-11.90%	0
2010	7.991263	8.858030	10.85%	0
2009	6.024818	7.991263	32.64%	0
2008*	10.000000	6.024818	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	11.485478	13.087197	13.95%	0
2011	14.085850	11.485478	-18.46%	0
2010	13.656507	14.085850	3.14%	0
2009	10.821168	13.656507	26.20%	0
2008	20.745991	10.821168	-47.84%	0
2007	20.739088	20.745991	0.03%	0
2006	17.381100	20.739088	19.32%	0
2005	15.956891	17.381100	8.93%	0
2004	13.650576	15.956891	16.90%	0
2003*	10.000000	13.650576	36.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.347581	9.440268	13.09%	0
2011	8.844581	8.347581	-5.62%	0
2010	7.877347	8.844581	12.28%	0
2009	6.244736	7.877347	26.14%	0
2008*	10.000000	6.244736	-37.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.444264	10.814070	14.50%	0
2011	10.317367	9.444264	-8.46%	0
2010*	10.000000	10.317367	3.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
2010	7.714365	8.454273	9.59%	0
2009	6.229093	7.714365	23.84%	0
2008*	10.000000	6.229093	-37.71%	0
95

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.736839	9.757245	11.68%	0
2011	9.384987	8.736839	-6.91%	0
2010	7.613254	9.384987	23.27%	0
2009	6.161456	7.613254	23.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0
2010	7.576931	9.314391	22.93%	0
2009	6.152116	7.576931	23.16%	0
2008*	10.000000	6.152116	-38.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
2010	8.408810	9.778223	16.29%	0
2009	6.630696	8.408810	26.82%	0
2008*	10.000000	6.630696	-33.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	7.629523	8.411881	10.25%	0
2011	7.900091	7.629523	-3.42%	0
2010	6.478729	7.900091	21.94%	0
2009	5.229333	6.478729	23.89%	0
2008	10.041738	5.229333	-47.92%	0
2007	9.414637	10.041738	6.66%	0
2006	9.384246	9.414637	0.32%	0
2005	8.931073	9.384246	5.07%	0
2004	8.101413	8.931073	10.24%	0
2003	6.207447	8.101413	30.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	11.235337	13.152752	17.07%	0
2011	12.175792	11.235337	-7.72%	0
2010	9.893930	12.175792	23.06%	0
2009	8.064801	9.893930	22.68%	0
2008	12.229773	8.064801	-34.06%	0
2007	13.516037	12.229773	-9.52%	0
2006	11.854253	13.516037	14.02%	0
2005	11.831125	11.854253	0.20%	0
2004	10.376786	11.831125	14.02%	0
2003	6.805760	10.376786	52.47%	0
96

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	12.581103	14.123711	12.26%	0
2011	13.704719	12.581103	-8.20%	0
2010	11.250488	13.704719	21.81%	0
2009	8.592740	11.250488	30.93%	0
2008	14.303051	8.592740	-39.92%	0
2007	14.410196	14.303051	-0.74%	0
2006	13.231327	14.410196	8.91%	0
2005	12.118555	13.231327	9.18%	0
2004	10.474920	12.118555	15.69%	0
2003	7.641994	10.474920	37.07%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.888578	9.867147	11.01%	0
2011	9.096005	8.888578	-2.28%	0
2010	8.248436	9.096005	10.28%	0
2009	6.729807	8.248436	22.57%	0
2008	11.847340	6.729807	-43.20%	0
2007	11.268563	11.847340	5.14%	0
2006	10.201905	11.268563	10.46%	0
2005	9.767983	10.201905	4.44%	0
2004	9.156429	9.767983	6.68%	0
2003	7.387404	9.156429	23.95%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.229249	10.386398	12.54%	0
2011	8.914948	9.229249	3.53%	0
2010	7.045037	8.914948	26.54%	0
2009	5.539956	7.045037	27.17%	0
2008*	10.000000	5.539956	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
2010	10.157941	10.112451	-0.45%	0
2009	9.756839	10.157941	4.11%	0
2008*	10.000000	9.756839	-2.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
2010	12.789798	13.220877	3.37%	0
2009*	10.000000	12.789798	27.90%	0
97

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
2010	9.151815	9.365725	2.34%	0
2009	8.308151	9.151815	10.15%	0
2008	9.873439	8.308151	-15.85%	0
2007	9.696717	9.873439	1.82%	0
2006	9.573004	9.696717	1.29%	0
2005	9.707882	9.573004	-1.39%	0
2004	9.910320	9.707882	-2.04%	0
2003*	10.000000	9.910320	-0.90%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.555630	11.164409	5.77%	0
2011	10.975497	10.555630	-3.83%	0
2010	9.440023	10.975497	16.27%	0
2009	7.911758	9.440023	19.32%	0
2008	13.448917	7.911758	-41.17%	0
2007	13.767669	13.448917	-2.32%	0
2006	13.456536	13.767669	2.31%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.346989	12.239414	7.86%	0
2011	12.044243	11.346989	-5.79%	0
2010	10.085747	12.044243	19.42%	0
2009	7.895143	10.085747	27.75%	0
2008	13.413996	7.895143	-41.14%	0
2007	12.826024	13.413996	4.58%	0
2006	11.604312	12.826024	10.53%	0
2005	11.171523	11.604312	3.87%	0
2004*	10.000000	11.171523	11.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	7.654261	8.663035	13.18%	0
2011	7.788949	7.654261	-1.73%	0
2010	6.286480	7.788949	23.90%	0
2009	4.877209	6.286480	28.90%	0
2008	9.852451	4.877209	-50.50%	0
2007	9.534100	9.852451	3.34%	0
2006	9.526496	9.534100	0.08%	0
2005	8.724542	9.526496	9.19%	0
2004	7.493747	8.724542	16.42%	0
2003	6.138481	7.493747	22.08%	0
98

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.011913	20.044283	17.82%	0
2011	19.078823	17.011913	-10.83%	0
2010	16.924305	19.078823	12.73%	0
2009	12.464026	16.924305	35.79%	0
2008	21.442487	12.464026	-41.87%	0
2007	20.748629	21.442487	3.34%	0
2006	18.136480	20.748629	14.40%	0
2005	16.317670	18.136480	11.15%	0
2004	14.084003	16.317670	15.86%	0
2003*	10.000000	14.084003	40.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.715709	13.808431	17.86%	0
2011	13.142222	11.715709	-10.85%	0
2010	11.659063	13.142222	12.72%	0
2009	8.581803	11.659063	35.86%	0
2008	14.762294	8.581803	-41.87%	0
2007	14.287084	14.762294	3.33%	0
2006	12.488041	14.287084	14.41%	0
2005	11.238612	12.488041	11.12%	0
2004	9.702830	11.238612	15.83%	0
2003	6.979355	9.702830	39.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.127559	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	8.980389	10.201029	13.59%	0
2011	9.239885	8.980389	-2.81%	0
2010	8.187059	9.239885	12.86%	0
2009	6.565778	8.187059	24.69%	0
2008	10.978937	6.565778	-40.20%	0
2007	10.818360	10.978937	1.48%	0
2006	9.675327	10.818360	11.81%	0
2005	9.391908	9.675327	3.02%	0
2004	8.827365	9.391908	6.40%	0
2003	7.166545	8.827365	23.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	8.738607	10.021114	14.68%	0
2011	9.193247	8.738607	-4.95%	0
2010	7.663967	9.193247	19.95%	0
2009	5.747137	7.663967	33.35%	0
2008	9.511102	5.747137	-39.57%	0
2007	9.906509	9.511102	-3.99%	0
2006*	10.000000	9.906509	-0.93%	0
99

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
2010	10.760148	11.439096	6.31%	0
2009*	10.000000	10.760148	7.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
2010	10.838809	11.081664	2.24%	0
2009*	10.000000	10.838809	8.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
2010*	10.000000	10.438042	4.38%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	10.506918	11.176070	6.37%	0
2011	10.230911	10.506918	2.70%	0
2010	9.823676	10.230911	4.15%	0
2009	9.217569	9.823676	6.58%	0
2008	10.560867	9.217569	-12.72%	0
2007	10.304780	10.560867	2.49%	0
2006*	10.000000	10.304780	3.05%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	21.541984	24.698135	14.65%	0
2011	20.704699	21.541984	4.04%	0
2010	19.409428	20.704699	6.67%	0
2009	15.335483	19.409428	26.57%	0
2008	18.556578	15.335483	-17.36%	0
2007	17.923217	18.556578	3.53%	0
2006	16.639741	17.923217	7.71%	0
2005	15.249442	16.639741	9.12%	0
2004	14.254376	15.249442	6.98%	0
2003	11.468918	14.254376	24.29%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	24.203432	30.536617	26.17%	0
2011	33.530198	24.203432	-27.82%	0
2010	27.195437	33.530198	23.29%	0
2009	13.124124	27.195437	107.22%	0
2008	38.341062	13.124124	-65.77%	0
2007	28.667512	38.341062	33.74%	0
2006	21.141424	28.667512	35.60%	0
2005	16.476343	21.141424	28.31%	0
2004	13.464658	16.476343	22.37%	0
2003	8.983679	13.464658	49.88%	0
100

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	28.566428	28.704629	0.48%	0
2011	35.174908	28.566428	-18.79%	0
2010	28.000916	35.174908	25.62%	0
2009	18.286568	28.000916	53.12%	0
2008	34.923264	18.286568	-47.64%	0
2007	24.721668	34.923264	41.27%	0
2006	20.428335	24.721668	21.02%	0
2005	13.855153	20.428335	47.44%	0
2004	11.474015	13.855153	20.75%	0
2003	8.152874	11.474015	40.74%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.541964	-4.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.803292	15.520235	4.84%	0
2011	15.962720	14.803292	-7.26%	0
2010	12.953957	15.962720	23.23%	0
2009*	10.000000	12.953957	29.54%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
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For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
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When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
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IRAs and SEP IRAs
Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
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If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
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•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses
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who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
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Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs,
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Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
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For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.
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Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Waddell & Reed Advisors Select Reserve AnnuitySM
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 45. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	Ivy Funds Variable Insurance Portfolios
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Guaranteed Term Options.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the GTOs and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. GTOs are referred to as Target Term Options in some jurisdictions.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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4

Table of Contents (continued)
5

Table of Contents (continued)
6

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (eligible applicants may elect one or two)
One-Year Enhanced Death Benefit and Spousal Protection Option[4]	0.15%
Total Variable Account Charges (including this option only)	1.35%
One-Year Step Up Death Benefit Option[5]	0.10%
Total Variable Account Charges (including this option only)	1.30%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option[6]	0.20%
Total Variable Account Charges (including this option only)	1.40%
5% Enhanced Death Benefit Option[7]	0.15%
Total Variable Account Charges (including this option only)	1.35%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.65%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.50%
Beneficiary Protector Option	0.40%
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options.

Capital Preservation Plus Option	0.50%
Total Variable Account Charges (including this option only)	1.70%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options or Target Term Options.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
One-Year Step Up Death Benefit Option	0.10%
5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.80%

[1]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed.
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[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	This option may not be elected with another death benefit option.
[5]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[6]	This option may not be elected with another death benefit option.
[7]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.47%	1.36%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.80%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.36%)	$437	$1,319	$2,212	$4,494	*	$1,319	$2,212	$4,494	$437	$1,319	$2,212	$4,494
Minimum Total Underlying Mutual Fund Operating Expenses (0.47%)	$343	$1,046	$1,771	$3,686	*	$1,046	$1,771	$3,686	$343	$1,046	$1,771	$3,686
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
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Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets. This option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit with Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Waddell & Reed, Inc.
The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. is not affiliated with Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
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For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-866-221-1100
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.waddell.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
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Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
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Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
Currently, none of the underlying mutual funds assess (or reserve the right to assess) a short-term trading fee.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the GTOs will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
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Once the credit is applied to the contract, charge associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of a limited list of investment options.
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In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Ivy Funds Variable Insurance Portfolios - Balanced
•	Ivy Funds Variable Insurance Portfolios - Bond
•	Ivy Funds Variable Insurance Portfolios - Core Equity
•	Ivy Funds Variable Insurance Portfolios - Dividend Opportunities
•	Ivy Funds Variable Insurance Portfolios - Growth
•	Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
•	Ivy Funds Variable Insurance Portfolios - Money Market
•	Ivy Funds Variable Insurance Portfolios - Value
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
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Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60%. After the benefit is paid, the charge associated with the Beneficiary Protector Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or contingent annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
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•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
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Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the GTOs and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
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(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
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Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the GTOs at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
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Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
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Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
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Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
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Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Accounts (if available):
•	Ivy Funds Variable Insurance Portfolios - Money Market
to any other Sub-Account(s) or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
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The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
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(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
40

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.20% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
41

Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
42

Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
43

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for
44

the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Waddell & Reed, Inc.
Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
45

Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-52579
46

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - Balanced
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks current income with a secondary goal of long-term capital appreciation.
Ivy Funds Variable Insurance Portfolios - Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks reasonable return with emphasis on preservation of capital.
Ivy Funds Variable Insurance Portfolios - Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks capital growth.
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide total return.
Ivy Funds Variable Insurance Portfolios - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide long-term capital appreciation.
Ivy Funds Variable Insurance Portfolios - Global Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital growth (when consistent with a high level of current income).
Ivy Funds Variable Insurance Portfolios - Global Natural Resources
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Mackenzie Financial Corporation
Investment Objective:	Seeks long-term growth.
Ivy Funds Variable Insurance Portfolios - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks capital growth with a secondary objective of current income.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
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Ivy Funds Variable Insurance Portfolios - International Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks long-term capital growth.
Ivy Funds Variable Insurance Portfolios - International Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks long-term capital appreciation and a secondary goal of current income.
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide a high level of current income consistent with preservation of capital.
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Wall Street Associates LLC
Investment Objective:	Seeks long-term capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Ivy Funds Variable Insurance Portfolios - Money Market
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks maximum current income consistent with stability of principal.
Ivy Funds Variable Insurance Portfolios - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.
Ivy Funds Variable Insurance Portfolios - Small Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Small Cap Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.
Ivy Funds Variable Insurance Portfolios - Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 2.80%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.495425	25.309292	17.74%	151,310
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
2008	24.107427	17.674192	-26.69%	3,340
2007	16.932234	24.107427	42.38%	3,269
2006	14.263441	16.932234	18.71%	1,604
2005	11.616363	14.263441	22.79%	202
2004	10.377361	11.616363	11.94%	157
2003	9.422201	10.377361	10.14%	99
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	14.393951	15.891071	10.40%	5
2011	14.101184	14.393951	2.08%	106
2010	12.187343	14.101184	15.70%	180
2009	10.894499	12.187343	11.87%	270
2008	13.957586	10.894499	-21.95%	117
2007	12.429399	13.957586	12.29%	147
2006	11.311806	12.429399	9.88%	413
2005	10.902171	11.311806	3.76%	101
2004	10.129507	10.902171	7.63%	101
2003	8.608933	10.129507	17.66%	101
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	15.540629	16.241128	4.51%	223
2011	14.657750	15.540629	6.02%	306
2010	13.990719	14.657750	4.77%	1,900
2009	13.214006	13.990719	5.88%	1,832
2008	13.332908	13.214006	-0.89%	1,832
2007	12.771687	13.332908	4.39%	1,614
2006	12.400171	12.771687	3.00%	762
2005	12.350979	12.400171	0.40%	135
2004	12.034015	12.350979	2.63%	91
2003	11.690957	12.034015	2.93%	42
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No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	11.084368	12.988199	17.18%	20
2011	11.035256	11.084368	0.45%	20
2010	9.238765	11.035256	19.45%	2,163
2009	7.539773	9.238765	22.53%	2,504
2008	11.699359	7.539773	-35.55%	1,918
2007	10.385371	11.699359	12.65%	2,019
2006	8.984926	10.385371	15.59%	1,965
2005	8.342395	8.984926	7.70%	145
2004	7.706275	8.342395	8.25%	81
2003	6.651356	7.706275	15.86%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.822563	14.337669	11.82%	254
2011	13.616581	12.822563	-5.83%	254
2010	11.842989	13.616581	14.98%	1,630
2009	10.168397	11.842989	16.47%	1,630
2008	16.059891	10.168397	-36.68%	1,630
2007	13.927831	16.059891	15.31%	1,376
2006	12.161212	13.927831	14.53%	628
2005	10.889524	12.161212	11.68%	0
2004*	10.000000	10.889524	8.90%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	11.044965	11.062212	0.16%	0
2011	12.295281	11.044965	-10.17%	0
2010	10.204060	12.295281	20.49%	0
2009	7.351862	10.204060	38.80%	0
2008	13.817893	7.351862	-46.79%	0
2007	9.244437	13.817893	49.47%	0
2006*	10.000000	9.244437	-7.56%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.862979	10.369002	5.13%	0
2011*	10.000000	9.862979	-1.37%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.646540	12.729840	0.66%	91
2011	16.294435	12.646540	-22.39%	91
2010	14.088146	16.294435	15.66%	91
2009	8.211874	14.088146	71.56%	91
2008	21.567268	8.211874	-61.92%	91
2007	15.212637	21.567268	41.77%	0
2006	12.269102	15.212637	23.99%	0
2005*	10.000000	12.269102	22.69%	0
50

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	10.394903	11.578714	11.39%	178
2011	10.302143	10.394903	0.90%	240
2010	9.262002	10.302143	11.23%	240
2009	7.377185	9.262002	25.55%	240
2008	11.447833	11.717152	21.44%	62
2007	9.426908	11.447833	21.44%	62
2006	9.083547	9.426908	3.78%	160
2005	8.265413	9.083547	9.90%	349
2004	8.097972	8.265413	2.07%	218
2003	6.660519	8.097972	21.58%	62
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	20.175574	23.648612	17.21%	0
2011	19.399657	20.175574	4.00%	0
2010	17.095068	19.399657	13.48%	0
2009	11.817089	17.095068	44.66%	0
2008	15.298564	11.817089	-22.76%	1,462
2007	14.909699	15.298564	2.61%	1,462
2006	13.685516	14.909699	8.95%	31
2005	13.507495	13.685516	1.32%	88
2004	12.444145	13.507495	8.54%	47
2003	10.519093	12.444145	18.30%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	13.481959	15.094965	11.96%	0
2011	15.845652	13.481959	-14.92%	0
2010	14.056891	15.845652	12.73%	1,162
2009	10.387686	14.056891	35.32%	1,162
2008	18.209601	10.387686	-42.95%	1,162
2007	16.774794	18.209601	8.55%	1,162
2006	13.098654	16.774794	28.07%	535
2005	11.926028	13.098654	9.83%	0
2004*	10.000000	11.926028	19.26%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	10.748764	12.536555	16.63%	12
2011	11.738553	10.748764	-8.43%	12
2010	10.350505	11.738553	13.41%	190
2009	8.256069	10.350505	25.37%	404
2008	14.444150	8.256069	-42.84%	37
2007	12.053681	14.444150	19.83%	101
2006	10.083529	12.053681	19.54%	680
2005	8.762162	10.083529	15.08%	0
2004	7.779518	8.762162	12.63%	0
2003	6.304344	7.779518	23.40%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.132959	10.348631	2.13%	0
2011*	10.000000	10.132959	1.33%	0
51

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	14.284267	15.783676	10.50%	0
2011	15.547749	14.284267	-8.13%	0
2010	11.171963	15.547749	39.17%	0
2009	8.003237	11.171963	39.59%	0
2008	15.588775	8.003237	-48.66%	0
2007	14.817761	15.588775	5.20%	0
2006	13.358941	14.817761	10.92%	0
2005	11.186397	13.358941	19.42%	0
2004*	10.000000	11.186397	11.86%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.783008	17.707638	12.19%	0
2011	16.064261	15.783008	-1.75%	0
2010	12.359027	16.064261	29.98%	0
2009	8.529179	12.359027	44.90%	0
2008	13.537212	8.529179	-36.99%	0
2007	12.167455	13.537212	11.26%	0
2006	11.344145	12.167455	7.26%	0
2005*	10.000000	11.344145	13.44%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.773953	10.646444	-1.18%	262
2011	10.902264	10.773953	-1.18%	262
2010	11.026382	10.902264	-1.13%	262
2009	11.047768	11.026382	-0.19%	262
2008	10.942913	11.047768	0.96%	262
2007	10.587809	10.942913	3.35%	0
2006	10.272515	10.587809	3.07%	0
2005	10.144352	10.272515	1.26%	0
2004	10.196865	10.144352	-0.51%	0
2003	10.267819	10.196865	-0.69%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.693830	17.089164	16.30%	6
2011	14.162571	14.693830	3.75%	6
2010	11.154422	14.162571	26.97%	90
2009	9.132678	11.154422	22.14%	191
2008	14.451912	9.132678	-36.81%	14
2007	17.428504	14.451912	-17.08%	35
2006	13.559914	17.428504	28.53%	237
2005	12.382955	13.559914	9.50%	0
2004*	10.000000	12.382955	23.83%	0
52

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	13.708353	17.312708	26.29%	12
2011	14.723734	13.708353	-6.90%	42
2010	13.216844	14.723734	11.40%	208
2009	9.300091	13.216844	42.12%	407
2008	14.238658	9.300091	-34.68%	74
2007	11.588637	14.238658	22.87%	151
2006	10.873008	11.588637	6.58%	923
2005	9.386064	10.873008	15.84%	293
2004	8.172078	9.386064	14.86%	182
2003	6.340194	8.172078	28.89%	30
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	13.347348	13.867849	3.90%	7
2011	15.111435	13.347348	-11.67%	31
2010	11.870403	15.111435	27.30%	124
2009	8.918006	11.870403	33.11%	236
2008	14.840515	8.918006	-39.91%	44
2007	13.233103	14.840515	12.15%	77
2006	12.749111	13.233103	3.80%	447
2005	11.430870	12.749111	11.53%	238
2004	10.122782	11.430870	12.92%	147
2003	7.546353	10.122782	34.14%	25
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.682597	14.864808	17.21%	168
2011	14.718680	12.682597	-13.83%	168
2010	11.784563	14.718680	24.90%	248
2009	9.235729	11.784563	27.60%	343
2008	12.655021	9.235729	-27.02%	179
2007	13.361412	12.655021	-5.29%	46
2006	11.573723	13.361412	15.45%	310
2005	11.247156	11.573723	2.90%	0
2004*	10.000000	11.247156	12.47%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	12.888532	15.137716	17.45%	0
2011	14.074640	12.888532	-8.43%	96
2010	12.000501	14.074640	17.28%	96
2009	9.591048	12.000501	25.12%	96
2008	14.667394	9.591048	-34.61%	96
2007	14.570214	14.667394	0.67%	96
2006	12.616841	14.570214	15.48%	96
2005	12.228753	12.616841	3.17%	96
2004	10.790735	12.228753	13.33%	96
2003	8.729604	10.790735	23.61%	97
53

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.725865	21.690550	15.83%	0
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
2008	22.417819	16.168989	-27.87%	0
2007	16.005782	22.417819	40.06%	0
2006	13.704227	16.005782	16.79%	0
2005	11.343944	13.704227	20.81%	0
2004	10.300721	11.343944	10.13%	0
2003	9.506527	10.300721	8.35%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	12.084311	13.124667	8.61%	0
2011	12.032915	12.084311	0.43%	0
2010	10.570796	12.032915	13.83%	0
2009	9.604960	10.570796	10.06%	0
2008	12.508307	9.604960	-23.21%	0
2007	11.323087	12.508307	10.47%	0
2006	10.474097	11.323087	8.11%	0
2005	10.260460	10.474097	2.08%	0
2004	9.690154	10.260460	5.89%	0
2003	8.370998	9.690154	15.76%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.559860	12.912917	2.81%	0
2011	12.040709	12.559860	4.31%	0
2010	11.681880	12.040709	3.07%	0
2009	11.214898	11.681880	4.16%	0
2008	11.502043	11.214898	-2.50%	0
2007	11.200188	11.502043	2.70%	0
2006	11.052868	11.200188	1.33%	0
2005	11.189734	11.052868	-1.22%	0
2004	11.082030	11.189734	0.97%	0
2003	10.943352	11.082030	1.27%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	9.811496	11.310140	15.27%	0
2011	9.928474	9.811496	-1.18%	0
2010	8.448798	9.928474	17.51%	0
2009	7.008546	8.448798	20.55%	0
2008	11.054510	7.008546	-36.60%	0
2007	9.975291	11.054510	10.82%	0
2006	8.771760	9.975291	13.72%	0
2005	8.278115	8.771760	5.96%	0
2004	7.772745	8.278115	6.50%	0
2003	6.819099	7.772745	13.98%	0
54

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	11.315218	12.446879	10.00%	0
2011	12.213336	11.315218	-7.35%	0
2010	10.797206	12.213336	13.12%	0
2009	9.423117	10.797206	14.58%	0
2008	15.128349	9.423117	-37.71%	0
2007	13.337066	15.128349	13.43%	0
2006	11.836465	13.337066	12.68%	0
2005	10.772620	11.836465	9.88%	0
2004*	10.000000	10.772620	7.73%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.068369	9.920355	-1.47%	0
2011	11.392391	10.068369	-11.62%	0
2010	9.610222	11.392391	18.54%	0
2009	7.038022	9.610222	36.55%	0
2008	13.446447	7.038022	-47.66%	0
2007	9.144739	13.446447	47.04%	0
2006*	10.000000	9.144739	-8.55%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.756787	10.090842	3.42%	0
2011*	10.000000	9.756787	-2.43%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	11.357378	11.246488	-0.98%	0
2011	14.874127	11.357378	-23.64%	0
2010	13.071587	14.874127	13.79%	0
2009	7.744754	13.071587	68.78%	0
2008	20.676931	7.744754	-62.54%	0
2007	14.825960	20.676931	39.46%	0
2006	12.153472	14.825960	21.99%	0
2005*	10.000000	12.153472	21.53%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	9.339422	10.234198	9.58%	0
2011	9.408117	9.339422	-0.73%	0
2010	8.597336	9.408117	9.43%	0
2009	6.960452	8.597336	23.52%	0
2008	10.979339	11.237671	19.46%	0
2007	9.190708	10.979339	19.46%	0
2006	9.001334	9.190708	2.10%	0
2005	8.325002	9.001334	8.12%	0
2004	8.290621	8.325002	0.41%	0
2003	6.931091	8.290621	19.61%	0
55

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.907452	18.343203	15.31%	0
2011	15.546743	15.907452	2.32%	0
2010	13.925222	15.546743	11.64%	0
2009	9.784136	13.925222	42.32%	0
2008	12.875368	9.784136	-24.01%	0
2007	12.755755	12.875368	0.94%	0
2006	11.900546	12.755755	7.19%	0
2005	11.938557	11.900546	-0.32%	0
2004	11.179707	11.938557	6.79%	0
2003	9.605697	11.179707	16.39%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	11.897000	13.104183	10.15%	0
2011	14.212861	11.897000	-16.29%	0
2010	12.815641	14.212861	10.90%	0
2009	9.626346	12.815641	33.13%	0
2008	17.153451	9.626346	-43.88%	0
2007	16.063325	17.153451	6.79%	0
2006	12.748863	16.063325	26.00%	0
2005	11.798026	12.748863	8.06%	0
2004*	10.000000	11.798026	17.98%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	9.660011	11.083902	14.74%	0
2011	10.723001	9.660011	-9.91%	0
2010	9.610451	10.723001	11.58%	0
2009	7.791929	9.610451	23.34%	0
2008	13.857069	7.791929	-43.77%	0
2007	11.755038	13.857069	17.88%	0
2006	9.995073	11.755038	17.61%	0
2005	8.827805	9.995073	13.22%	0
2004	7.966760	8.827805	10.81%	0
2003	6.562269	7.966760	21.40%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.023879	10.071015	0.47%	0
2011*	10.000000	10.023879	0.24%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.604701	13.701710	8.70%	0
2011	13.945237	12.604701	-9.61%	0
2010	10.185138	13.945237	36.92%	0
2009	7.416376	10.185138	37.33%	0
2008	14.684333	7.416376	-49.49%	0
2007	14.189117	14.684333	3.49%	0
2006	13.002256	14.189117	9.13%	0
2005	11.066232	13.002256	17.49%	0
2004*	10.000000	11.066232	10.66%	0
56

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	14.174905	15.645266	10.37%	0
2011	14.664542	14.174905	-3.34%	0
2010	11.467602	14.664542	27.88%	0
2009	8.044204	11.467602	42.56%	0
2008	12.978190	8.044204	-38.02%	0
2007	11.858028	12.978190	9.45%	0
2006	11.237173	11.858028	5.53%	0
2005*	10.000000	11.237173	12.37%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	8.906424	8.658101	-2.79%	0
2011	9.160439	8.906424	-2.77%	0
2010	9.417230	9.160439	-2.73%	0
2009	9.590812	9.417230	-1.81%	0
2008	9.656159	9.590812	-0.68%	0
2007	9.497453	9.656159	1.67%	0
2006	9.365891	9.497453	1.40%	0
2005	9.400865	9.365891	-37.00%	0
2004	9.605078	9.400865	-2.13%	0
2003	9.831120	9.605078	-2.30%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	13.018733	14.895315	14.41%	0
2011	12.754096	13.018733	2.07%	0
2010	10.210136	12.754096	24.92%	0
2009	8.497343	10.210136	20.16%	0
2008	13.669019	8.497343	-37.84%	0
2007	16.757405	13.669019	-18.43%	0
2006	13.251580	16.757405	26.46%	0
2005	12.299980	13.251580	7.74%	0
2004*	10.000000	12.299980	23.00%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	13.141340	16.327302	24.24%	0
2011	14.346713	13.141340	-8.40%	0
2010	13.090188	14.346713	9.60%	0
2009	9.362521	13.090188	39.81%	0
2008	14.570724	9.362521	-35.74%	0
2007	12.055072	14.570724	20.87%	0
2006	11.496340	12.055072	4.86%	0
2005	10.086950	11.496340	13.97%	0
2004	8.926830	10.086950	13.00%	0
2003	7.039641	8.926830	26.81%	0
57

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	11.329111	11.579790	2.21%	0
2011	13.037331	11.329111	-13.10%	0
2010	10.409485	13.037331	25.24%	0
2009	7.949149	10.409485	30.95%	0
2008	13.446624	7.949149	-40.88%	0
2007	12.188637	13.446624	10.32%	0
2006	11.935708	12.188637	2.12%	0
2005	10.877102	11.935708	9.73%	0
2004	9.790918	10.877102	11.09%	0
2003	7.418922	9.790918	31.97%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.191394	12.904157	15.30%	0
2011	13.201648	11.191394	-15.23%	0
2010	10.743728	13.201648	22.88%	0
2009	8.558615	10.743728	25.53%	0
2008	11.920731	8.558615	-28.20%	0
2007	12.794570	11.920731	-6.83%	0
2006	11.264615	12.794570	13.58%	0
2005	11.126396	11.264615	1.24%	0
2004*	10.000000	11.126396	11.26%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	10.828361	12.511644	15.55%	0
2011	12.019229	10.828361	-9.91%	0
2010	10.416479	12.019229	15.39%	0
2009	8.462112	10.416479	23.10%	0
2008	13.154524	8.462112	-35.67%	0
2007	13.283672	13.154524	-0.97%	0
2006	11.691521	13.283672	13.62%	0
2005	11.517861	11.691521	1.51%	0
2004	10.330666	11.517861	11.49%	0
2003	8.494827	10.330666	21.61%	0
58

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
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For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
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When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20
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investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs and SEP IRAs
Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
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If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be
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annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
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Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
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(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
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In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life
68

expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
69

The Best of America® America's EXCLUSIVE Annuity® II
Waddell & Reed Advisors Select Reserve AnnuitySM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. For contracts that are issued through Waddell & Reed, all inquiries and requests should be made to the Service Center by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-866-221-1100, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.874545	11.557598	17.04%	21,299
2011	10.937267	9.874545	-9.72%	20,574
2010	8.744818	10.937267	25.07%	64,566
2009	6.204371	8.744818	40.95%	41,149
2008*	10.000000	6.204371	-37.96%	41,999
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.161086	15.024082	6.09%	742,807
2011	12.826176	14.161086	10.41%	740,564
2010	12.349734	12.826176	3.86%	674,489
2009	11.341243	12.349734	8.89%	691,028
2008	11.664298	11.341243	-2.77%	648,504
2007	10.782991	11.664298	8.17%	617,795
2006	10.743070	10.782991	0.37%	620,296
2005	10.705893	10.743070	0.35%	1,006,447
2004	10.240855	10.705893	4.54%	936,508
2003*	10.000000	10.240855	2.41%	243,075
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.476424	15.277461	13.36%	228,767
2011	13.228101	13.476424	1.88%	225,097
2010	11.729347	13.228101	12.78%	249,304
2009	10.052611	11.729347	16.68%	329,607
2008	15.554749	10.052611	-35.37%	410,167
2007	15.755326	15.554749	-1.27%	523,547
2006	13.618988	15.755326	15.69%	676,341
2005	13.173845	13.618988	3.38%	796,076
2004	11.800602	13.173845	11.64%	964,548
2003	9.233496	11.800602	27.80%	1,046,056

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.846752	13.615345	14.93%	140,265
2011	12.074087	11.846752	-1.88%	138,863
2010	10.247605	12.074087	17.82%	152,033
2009	7.981902	10.247605	28.39%	215,961
2008	10.679075	7.981902	-25.26%	187,451
2007	11.064576	10.679075	-3.48%	140,010
2006*	10.000000	11.064576	10.65%	65,234
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.472250	13.550365	8.64%	524,484
2011	13.100288	12.472250	-4.79%	534,371
2010	12.080182	13.100288	8.44%	353,567
2009*	10.000000	12.080182	20.80%	230,448
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.278847	17.471304	14.35%	125,517
2011	15.377498	15.278847	-0.64%	133,232
2010	12.369464	15.377498	24.32%	127,096
2009	10.013642	12.369464	23.53%	129,925
2008	14.670723	10.013642	-31.74%	251,070
2007	14.947780	14.670723	-1.85%	192,467
2006	13.223234	14.947780	13.04%	246,690
2005	12.480627	13.223234	5.95%	272,374
2004	10.364013	12.480627	20.42%	388,384
2003	7.613403	10.364013	36.13%	373,575
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.515259	12.739110	10.63%	73,702
2011	11.550728	11.515259	-0.31%	83,358
2010	10.182340	11.550728	13.44%	93,249
2009	7.705099	10.182340	32.15%	103,891
2008	11.892933	7.705099	-35.21%	127,095
2007	11.168633	11.892933	6.49%	179,811
2006	10.351504	11.168633	7.89%	228,859
2005	10.111287	10.351504	2.38%	299,218
2004	9.635655	10.111287	4.94%	479,568
2003	7.739942	9.635655	24.49%	517,520
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.242551	15.142300	14.35%	1,744,884
2011	13.156042	13.242551	0.66%	1,975,637
2010	11.595206	13.156042	13.46%	2,215,924
2009	9.289668	11.595206	24.82%	2,248,660
2008	14.958510	9.289668	-37.90%	2,565,023
2007	14.385200	14.958510	3.99%	3,073,234
2006	12.605780	14.385200	14.12%	3,437,429
2005	12.186711	12.605780	3.44%	3,986,409
2004	11.148445	12.186711	9.31%	4,780,486
2003	8.790442	11.148445	26.82%	5,185,679

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.703984	17.133379	9.10%	324,285
2011	14.580318	15.703984	7.71%	331,737
2010	12.797113	14.580318	13.93%	272,659
2009	10.568422	12.797113	21.09%	282,514
2008	15.183971	10.568422	-30.40%	341,135
2007	14.346155	15.183971	5.84%	321,599
2006	12.465876	14.346155	15.08%	454,697
2005	12.087664	12.465876	3.13%	577,065
2004	11.646776	12.087664	3.79%	707,308
2003	9.728623	11.646776	19.72%	906,739
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.500735	17.887155	8.40%	514,007
2011	16.329532	16.500735	1.05%	567,062
2010	15.232405	16.329532	7.20%	686,775
2009	12.801405	15.232405	18.99%	810,910
2008	13.975403	12.801405	-8.40%	999,169
2007	13.423384	13.975403	4.11%	1,148,323
2006	13.044103	13.423384	2.91%	1,339,470
2005	13.033001	13.044103	0.09%	1,880,752
2004	12.730457	13.033001	2.38%	2,165,089
2003	12.313044	12.730457	3.39%	2,970,535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.250785	12.414356	10.34%	72,161
2011	11.419590	11.250785	-1.48%	179,733
2010	10.252378	11.419590	11.38%	98,268
2009	8.358168	10.252378	22.66%	69,888
2008	11.291189	8.358168	-25.98%	85,647
2007	10.519576	11.291189	7.34%	26,270
2006*	10.000000	10.519576	5.20%	8,455
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.724695	11.993074	11.83%	40,113
2011	10.978165	10.724695	-2.31%	42,736
2010	9.702572	10.978165	13.15%	30,486
2009	7.625956	9.702572	27.23%	18,789
2008	11.471058	7.625956	-33.52%	13,124
2007	10.539579	11.471058	8.84%	59,957
2006*	10.000000	10.539579	5.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.153311	11.584251	14.09%	22,614
2011	10.561122	10.153311	-3.86%	6,931
2010	9.214958	10.561122	14.61%	5,848
2009	7.097840	9.214958	29.83%	4,391
2008	11.601646	7.097840	-38.82%	8,069
2007	10.559747	11.601646	9.87%	12,684
2006*	10.000000	10.559747	5.60%	3,229

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.777986	10.117745	3.47%	155,950
2011	10.439308	9.777986	-6.33%	175,140
2010	8.867305	10.439308	17.73%	225,740
2009	6.081720	8.867305	45.80%	280,753
2008	13.500848	6.081720	-54.95%	218,128
2007	9.383035	13.500848	43.89%	277,389
2006*	10.000000	9.383035	-6.17%	62,767
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.834974	17.175680	15.78%	789,851
2011	14.886926	14.834974	-0.35%	903,911
2010	13.092259	14.886926	13.71%	1,114,441
2009	10.190835	13.092259	28.47%	1,307,220
2008	18.002932	10.190835	-43.39%	1,579,722
2007	17.968073	18.002932	0.19%	2,065,849
2006	15.144659	17.968073	18.64%	2,600,880
2005	14.493567	15.144659	4.49%	3,129,168
2004	13.170455	14.493567	10.05%	3,750,760
2003	10.236736	13.170455	28.66%	4,198,863
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.855879	14.548704	13.17%	617,652
2011	12.993343	12.855879	-1.06%	736,310
2010	10.600829	12.993343	22.57%	824,683
2009	8.372807	10.600829	26.61%	987,979
2008	16.060924	8.372807	-47.87%	1,232,076
2007	12.813873	16.060924	25.34%	1,563,356
2006	12.151083	12.813873	5.45%	1,749,896
2005	11.638000	12.151083	4.41%	2,222,758
2004	11.407069	11.638000	2.02%	2,985,658
2003	8.695091	11.407069	31.19%	3,893,831
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.043042	15.843684	12.82%	186,916
2011	13.676299	14.043042	2.68%	236,911
2010	12.165048	13.676299	12.42%	291,939
2009	8.563916	12.165048	42.05%	373,506
2008	11.567096	8.563916	-25.96%	432,182
2007	11.405362	11.567096	1.42%	607,521
2006	10.382924	11.405362	9.85%	1,486,098
2005	10.250064	10.382924	1.30%	2,014,138
2004	9.477262	10.250064	8.15%	2,623,468
2003	7.554754	9.477262	25.45%	4,691,548

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.926319	13.444173	12.73%	2,309,765
2011	11.607104	11.926319	2.75%	2,437,175
2010	10.335924	11.607104	12.30%	2,499,693
2009	7.268321	10.335924	42.21%	498,535
2008	9.806038	7.268321	-25.88%	524,743
2007*	10.000000	9.806038	-1.94%	222,668
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.748136	14.366349	4.50%	542,467
2011	12.979067	13.748136	5.93%	647,717
2010	12.199820	12.979067	6.39%	726,082
2009	10.674834	12.199820	14.29%	818,555
2008	11.178437	10.674834	-4.51%	519,198
2007	10.857668	11.178437	2.95%	350,720
2006	10.536126	10.857668	3.05%	315,622
2005	10.446445	10.536126	0.86%	277,105
2004	10.135570	10.446445	3.07%	260,114
2003*	10.000000	10.135570	1.36%	127,064
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.436160	11.831501	13.37%	222,728
2011	11.830540	10.436160	-11.79%	304,599
2010	9.303679	11.830540	27.16%	322,728
2009	6.725459	9.303679	38.34%	284,251
2008	11.253265	6.725459	-40.24%	262,245
2007	9.863182	11.253265	14.09%	327,147
2006*	10.000000	9.863182	-1.37%	249,682
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.375401	14.738062	19.09%	108,380
2011	15.132512	12.375401	-18.22%	136,945
2010	13.555045	15.132512	11.64%	153,129
2009	10.850910	13.555045	24.92%	179,400
2008	19.565247	10.850910	-44.54%	207,920
2007	16.896770	19.565247	15.79%	255,347
2006	14.499246	16.896770	16.54%	295,835
2005	12.334722	14.499246	17.55%	364,353
2004	11.000744	12.334722	12.13%	414,556
2003	7.775040	11.000744	41.49%	502,898

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.306785	14.671980	19.22%	126,864
2011	15.062151	12.306785	-18.29%	157,934
2010	13.489945	15.062151	11.65%	208,501
2009	10.794322	13.489945	24.97%	282,336
2008	19.467718	10.794322	-44.55%	339,682
2007	16.809880	19.467718	15.81%	427,602
2006	14.424335	16.809880	16.54%	483,381
2005	12.275838	14.424335	17.50%	630,854
2004	10.947388	12.275838	12.13%	685,014
2003	7.734738	10.947388	41.54%	553,471
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.396840	16.822770	25.57%	31,669
2011	14.875465	13.396840	-9.94%	33,124
2010	11.906264	14.875465	24.94%	40,781
2009	7.656370	11.906264	55.51%	54,009
2008	15.872344	7.656370	-51.76%	51,592
2007	15.214228	15.872344	4.33%	90,482
2006	13.252038	15.214228	14.81%	117,172
2005	13.078442	13.252038	1.33%	237,304
2004	11.612918	13.078442	12.62%	222,842
2003	7.448995	11.612918	55.90%	354,501
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.958652	13.309689	11.30%	645,565
2011	11.821730	11.958652	1.16%	658,472
2010	10.619457	11.821730	11.32%	668,605
2009	7.926819	10.619457	33.97%	533,630
2008	11.405666	7.926819	-30.50%	599,687
2007	11.126930	11.405666	2.51%	682,436
2006*	10.000000	11.126930	11.27%	379,194
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.971622	11.663216	16.96%	96,919
2011	10.486815	9.971622	-4.91%	102,556
2010	8.277889	10.486815	26.68%	149,004
2009	6.487052	8.277889	27.61%	154,238
2008	9.802409	6.487052	-33.82%	245,245
2007	10.164026	9.802409	-3.56%	140,280
2006*	10.000000	10.164026	1.64%	123,976
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.003906	10.259562	13.95%	13,783
2011	9.255758	9.003906	-2.72%	10,311
2010	8.496860	9.255758	8.93%	30,871
2009	6.602655	8.496860	28.69%	6,713
2008*	10.000000	6.602655	-33.97%	30,465

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.450052	11.682709	11.80%	63,682
2011	12.570352	10.450052	-16.87%	69,802
2010	10.826778	12.570352	16.10%	151,576
2009	6.347673	10.826778	70.56%	99,801
2008	13.575240	6.347673	-53.24%	72,523
2007	10.676971	13.575240	27.15%	109,119
2006*	10.000000	10.676971	6.77%	58,096
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.350565	10.928990	16.88%	43,864
2011	10.595408	9.350565	-11.75%	54,357
2010	9.892389	10.595408	7.11%	48,099
2009	7.297905	9.892389	35.55%	66,494
2008	12.392141	7.297905	-41.11%	104,479
2007	10.865204	12.392141	14.05%	100,081
2006*	10.000000	10.865204	8.65%	11,057
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.628002	17.765474	13.68%	358,820
2011	15.949762	15.628002	-2.02%	502,972
2010	14.113920	15.949762	13.01%	421,449
2009	12.036200	14.113920	17.26%	399,267
2008	11.470459	12.036200	4.93%	335,052
2007	10.456863	11.470459	9.69%	307,898
2006*	10.000000	10.456863	4.57%	126,814
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.652441	-3.48%	2,839
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.747086	-2.53%	9,026
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.495425	25.309292	17.74%	151,310
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.988590	10.999236	22.37%	355,948
2011	9.776182	8.988590	-8.06%	430,134
2010	9.292757	9.776182	5.20%	644,835
2009	6.441522	9.292757	44.26%	782,979
2008	11.707458	6.441522	-44.98%	868,601
2007	8.673028	11.707458	34.99%	875,530
2006	8.044709	8.673028	7.81%	954,051
2005	7.233815	8.044709	11.21%	1,249,001
2004	6.206483	7.233815	16.55%	1,553,666
2003	5.224689	6.206483	18.79%	1,959,393

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.545048	5.350251	17.72%	183,554
2011	5.036169	4.545048	-9.75%	128,883
2010	4.097605	5.036169	22.91%	141,750
2009	2.643381	4.097605	55.01%	253,456
2008	4.775364	2.643381	-44.65%	287,640
2007	3.971844	4.775364	20.23%	348,257
2006	3.728118	3.971844	6.54%	436,999
2005	3.382577	3.728118	10.22%	559,788
2004	3.404379	3.382577	-0.64%	736,437
2003	2.352398	3.404379	44.72%	981,046
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.653771	13.031196	11.82%	550,341
2011	17.432478	11.653771	-33.15%	273,321
2010	14.113259	17.432478	23.52%	319,689
2009	7.977040	14.113259	76.92%	383,247
2008	16.901767	7.977040	-52.80%	429,222
2007	13.363752	16.901767	26.47%	595,755
2006	9.224320	13.363752	44.88%	760,515
2005	7.075935	9.224320	30.36%	935,163
2004	6.034263	7.075935	17.26%	1,112,031
2003	4.539769	6.034263	32.92%	1,464,289
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.608992	17.374326	18.93%	104,298
2011	14.473302	14.608992	0.94%	74,140
2010	11.865912	14.473302	21.97%	105,570
2009	9.479322	11.865912	25.18%	103,134
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.223967	11.705286	14.49%	308,209
2011	10.396378	10.223967	-1.66%	344,828
2010	9.461369	10.396378	9.88%	385,350
2009	7.820481	9.461369	20.98%	434,295
2008	11.769084	7.820481	-33.55%	440,579
2007	11.072036	11.769084	6.30%	329,513
2006*	10.000000	11.072036	10.72%	260,416
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.439213	11.956778	14.54%	37,190
2011	10.756923	10.439213	-2.95%	38,505
2010*	10.000000	10.756923	7.57%	3,212

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.815169	8.803810	12.65%	108,274
2011	7.964907	7.815169	-1.88%	106,581
2010	6.760382	7.964907	17.82%	112,190
2009	5.126544	6.760382	31.87%	90,456
2008	8.465669	5.126544	-39.44%	89,488
2007	7.168076	8.465669	18.10%	132,531
2006	6.833425	7.168076	4.90%	148,574
2005	6.494037	6.833425	5.23%	194,065
2004	6.077202	6.494037	6.86%	239,555
2003	4.633836	6.077202	31.15%	318,595
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.894150	15.739785	13.28%	612,879
2011	13.972200	13.894150	-0.56%	715,566
2010	12.463678	13.972200	12.10%	889,671
2009*	10.000000	12.463678	24.64%	7,237
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.253438	11.722228	14.32%	317,710
2011	10.282176	10.253438	-0.28%	286,849
2010	9.290525	10.282176	10.67%	323,034
2009	7.619334	9.290525	21.93%	374,691
2008	10.981885	7.619334	-30.62%	425,422
2007	10.472825	10.981885	4.86%	499,797
2006*	10.000000	10.472825	4.73%	205,647
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.480144	11.905379	3.70%	322,671
2011	10.990144	11.480144	4.46%	390,021
2010	10.494946	10.990144	4.72%	526,644
2009	9.471637	10.494946	10.80%	608,123
2008	10.636755	9.471637	-10.95%	657,340
2007	10.454871	10.636755	1.74%	776,207
2006*	10.000000	10.454871	4.55%	144,229
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.156210	12.250255	20.62%	160,099
2011	11.334491	10.156210	-10.40%	185,735
2010	10.307303	11.334491	9.97%	227,957
2009	7.367390	10.307303	39.90%	266,221
2008	12.152287	7.367390	-39.37%	262,267
2007	10.755666	12.152287	12.98%	256,462
2006*	10.000000	10.755666	7.56%	225,261

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.446186	10.956614	15.99%	249,562
2011	10.030959	9.446186	-5.83%	313,523
2010	8.589921	10.030959	16.78%	401,681
2009	6.264678	8.589921	37.12%	418,260
2008	11.366340	6.264678	-44.88%	301,663
2007	10.281776	11.366340	10.55%	303,225
2006*	10.000000	10.281776	2.82%	160,013
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.211406	9.496885	15.65%	123,337
2011	8.500979	8.211406	-3.41%	142,163
2010	7.753245	8.500979	9.64%	147,236
2009	6.004590	7.753245	29.12%	136,515
2008	9.812784	6.004590	-38.81%	131,095
2007*	10.000000	9.812784	-1.87%	85,350
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.843468	20.195022	13.18%	100,776
2011	17.395585	17.843468	2.57%	119,714
2010	15.559975	17.395585	11.80%	138,725
2009	10.787009	15.559975	44.25%	173,402
2008	15.161801	10.787009	-28.85%	224,912
2007	14.880516	15.161801	1.89%	269,821
2006	13.616913	14.880516	9.28%	378,655
2005	13.461410	13.616913	1.16%	604,478
2004	12.375393	13.461410	8.78%	2,177,370
2003	10.244088	12.375393	20.81%	2,237,026
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.692640	15.517654	13.33%	176,863
2011	13.350303	13.692640	2.56%	190,511
2010	11.940929	13.350303	11.80%	212,703
2009	8.273481	11.940929	44.33%	2,122,928
2008	11.646442	8.273481	-28.96%	2,037,747
2007	11.426670	11.646442	1.92%	250,132
2006	10.456788	11.426670	9.28%	1,610,469
2005*	10.000000	10.456788	4.57%	1,261,068
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.866032	13.887973	17.04%	75,220
2011	12.295754	11.866032	-3.49%	80,602
2010	10.749552	12.295754	14.38%	101,577
2009	8.463794	10.749552	27.01%	131,911
2008	13.596107	8.463794	-37.75%	180,028
2007	14.074146	13.596107	-3.40%	321,678
2006	12.289836	14.074146	14.52%	310,960
2005	11.931935	12.289836	3.00%	377,848
2004	10.278230	11.931935	16.09%	520,577
2003	7.914998	10.278230	29.86%	220,375

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.748625	8.952411	15.54%	413,022
2011	8.873553	7.748625	-12.68%	476,840
2010	7.768792	8.873553	14.22%	650,284
2009	5.140642	7.768792	51.12%	818,512
2008*	10.000000	5.140642	-48.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.302740	10.247697	10.16%	30,113
2011	9.724722	9.302740	-4.34%	33,660
2010	7.964638	9.724722	22.10%	8,031
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	7,013
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.530964	9.789829	14.76%	2,273
2011	9.222635	8.530964	-7.50%	1,841
2010	8.120150	9.222635	13.58%	1,841
2009	6.361474	8.120150	27.65%	0
2008*	10.000000	6.361474	-36.39%	69,926
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.975148	10.945235	9.73%	49,661
2011	10.233697	9.975148	-2.53%	66,936
2010	9.381701	10.233697	9.08%	100,840
2009	7.924860	9.381701	18.38%	114,196
2008*	10.000000	7.924860	-20.75%	136,399
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.359029	10.507937	12.28%	34,996
2011	9.810720	9.359029	-4.60%	52,772
2010	8.835230	9.810720	11.04%	44,654
2009	7.202203	8.835230	22.67%	28,166
2008*	10.000000	7.202203	-27.98%	34,678
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.714917	11.379856	6.21%	87,034
2011	10.693892	10.714917	0.20%	106,261
2010	10.134560	10.693892	5.52%	184,671
2009	9.075933	10.134560	11.66%	184,192
2008*	10.000000	9.075933	-9.24%	4,854
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.671916	10.737610	11.02%	170,819
2011	10.022954	9.671916	-3.50%	300,813
2010	9.108906	10.022954	10.03%	311,181
2009	7.560267	9.108906	20.48%	262,786
2008*	10.000000	7.560267	-24.40%	182,549

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.018302	10.209409	13.21%	52,987
2011	9.574904	9.018302	-5.81%	57,309
2010	8.552690	9.574904	11.95%	98,727
2009	6.838895	8.552690	25.06%	61,368
2008*	10.000000	6.838895	-31.61%	128,487
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.249814	11.143623	8.72%	113,564
2011	10.402177	10.249814	-1.46%	111,060
2010	9.656186	10.402177	7.73%	106,283
2009	8.305104	9.656186	16.27%	106,046
2008*	10.000000	8.305104	-16.95%	46,092
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.811888	12.574661	6.46%	155,133
2011	11.215326	11.811888	5.32%	98,431
2010	10.603308	11.215326	5.77%	82,463
2009	9.865476	10.603308	7.48%	15,758
2008*	10.000000	9.865476	-1.35%	1,740
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.681415	13.420672	5.83%	107,653
2011	12.103098	12.681415	4.78%	114,966
2010	11.330708	12.103098	6.82%	32,378
2009	9.849433	11.330708	15.04%	24,793
2008*	10.000000	9.849433	-1.51%	2,795
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	20.034657	23.201731	15.81%	87
2011	26.122563	20.034657	-23.31%	87
2010	22.758326	26.122563	14.78%	211
2009	14.104539	22.758326	61.35%	984
2008	33.799667	14.104539	-58.27%	1,520
2007	23.500696	33.799667	43.82%	1,625
2006	17.397252	23.500696	35.08%	1,696
2005	13.275190	17.397252	31.05%	3,451
2004	11.128016	13.275190	19.30%	3,698
2003	6.815122	11.128016	63.28%	8,385
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	22.053362	25.543507	15.83%	52,648
2011	28.761189	22.053362	-23.32%	88,924
2010	25.048732	28.761189	14.82%	110,909
2009	15.507825	25.048732	61.52%	158,006
2008	37.222183	15.507825	-58.34%	175,724
2007	25.885813	37.222183	43.79%	242,912
2006	19.173227	25.885813	35.01%	238,201
2005	14.628417	19.173227	31.07%	284,159
2004	12.261030	14.628417	19.31%	195,935
2003	7.511024	12.261030	63.24%	187,507

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	17.034217	17.343752	1.82%	703,049
2011	16.074348	17.034217	5.97%	801,670
2010	15.527093	16.074348	3.52%	921,973
2009	15.304243	15.527093	1.46%	1,067,808
2008	14.380053	15.304243	6.43%	1,587,917
2007	13.583305	14.380053	5.87%	1,674,663
2006	13.303332	13.583305	2.10%	1,905,194
2005	13.038934	13.303332	2.03%	2,169,251
2004	12.780385	13.038934	2.02%	2,564,169
2003	12.681945	12.780385	0.78%	3,639,856
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.664936	12.181234	14.22%	22,242
2011	11.962338	10.664936	-10.85%	23,735
2010	10.687119	11.962338	11.93%	1,147
2009	8.338511	10.687119	28.17%	1,147
2008	15.645882	8.338511	-46.70%	1,147
2007	12.455693	15.645882	25.61%	1,411
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.981577	19.390837	14.19%	118,108
2011	19.047309	16.981577	-10.85%	152,746
2010	17.019966	19.047309	11.91%	155,032
2009	13.284846	17.019966	28.12%	159,812
2008	24.919078	13.284846	-46.69%	256,494
2007	19.837629	24.919078	25.62%	330,985
2006	15.101683	19.837629	31.36%	171,997
2005	11.741561	15.101683	28.62%	98,805
2004	10.392529	11.741561	12.98%	59,954
2003	7.772433	10.392529	33.71%	38,163
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.671954	8.960091	16.79%	12,395
2011	8.909825	7.671954	-13.89%	14,622
2010	8.396757	8.909825	6.11%	15,666
2009	6.608175	8.396757	27.07%	15,649
2008	11.752968	6.608175	-43.77%	11,260
2007	10.875421	11.752968	8.07%	20,174
2006*	10.000000	10.875421	8.75%	5,777

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.139880	15.046368	14.51%	66,208
2011	13.843384	13.139880	-5.08%	89,433
2010	12.223295	13.843384	13.25%	122,644
2009	9.725789	12.223295	25.68%	143,175
2008	15.586769	9.725789	-37.60%	172,321
2007	14.889933	15.586769	4.68%	116,748
2006	12.895102	14.889933	15.47%	216,197
2005	12.092189	12.895102	6.64%	216,428
2004	10.733522	12.092189	12.66%	134,449
2003	8.238400	10.733522	30.29%	79,734
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.487474	13.495265	8.07%	29,819
2011	12.527985	12.487474	-0.32%	9,284
2010	11.546847	12.527985	8.50%	2,580
2009*	10.000000	11.546847	15.47%	2,580
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.116007	14.545637	10.90%	2,801
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.001322	13.509738	3.91%	322,441
2011	12.784205	13.001322	1.70%	312,332
2010	12.219414	12.784205	4.62%	360,850
2009	11.337840	12.219414	7.78%	422,236
2008	12.211001	11.337840	-7.15%	338,577
2007	11.728967	12.211001	4.11%	308,249
2006	11.181789	11.728967	4.89%	408,314
2005	10.954966	11.181789	2.07%	502,674
2004	10.595099	10.954966	3.40%	618,704
2003	9.938018	10.595099	6.61%	634,001
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.405294	14.676003	9.48%	760,074
2011	13.573262	13.405294	-1.24%	761,592
2010	12.386263	13.573262	9.58%	890,230
2009	10.523064	12.386263	17.71%	1,029,148
2008	13.867663	10.523064	-24.12%	864,011
2007	13.285144	13.867663	4.38%	899,262
2006	12.075166	13.285144	10.02%	1,127,049
2005	11.601416	12.075166	4.08%	1,226,568
2004	10.720050	11.601416	8.22%	1,211,494
2003	9.037949	10.720050	18.61%	924,996

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.422684	15.086021	12.39%	244,031
2011	13.880562	13.422684	-3.30%	270,563
2010	12.451067	13.880562	11.48%	330,164
2009	10.131069	12.451067	22.90%	352,068
2008	14.945964	10.131069	-32.22%	409,812
2007	14.251945	14.945964	4.87%	528,523
2006	12.593401	14.251945	13.17%	513,363
2005	11.904051	12.593401	5.79%	594,687
2004	10.748772	11.904051	10.75%	449,390
2003	8.590418	10.748772	25.13%	358,022
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.471382	14.379415	6.74%	220,773
2011	13.359130	13.471382	0.84%	241,065
2010	12.460165	13.359130	7.21%	263,444
2009	11.008504	12.460165	13.19%	350,449
2008	13.115336	11.008504	-16.06%	430,796
2007	12.540694	13.115336	4.58%	500,257
2006	11.706575	12.540694	7.13%	549,827
2005	11.339678	11.706575	3.24%	687,783
2004	10.710627	11.339678	5.87%	716,716
2003	9.534557	10.710627	12.33%	647,159
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.452045	15.773594	17.26%	1,297,851
2011	13.926167	13.452045	-3.40%	1,533,634
2010	12.955200	13.926167	7.49%	2,124,785
2009*	10.000000	12.955200	29.55%	4,096
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.922495	31.246287	16.06%	173,299
2011	27.960209	26.922495	-3.71%	202,310
2010	22.424067	27.960209	24.69%	268,793
2009	16.596330	22.424067	35.11%	301,649
2008	26.438587	16.596330	-37.23%	394,750
2007	24.880577	26.438587	6.26%	415,506
2006	22.915733	24.880577	8.57%	674,837
2005	20.689986	22.915733	10.76%	790,374
2004	18.094597	20.689986	14.34%	875,991
2003	13.601153	18.094597	33.04%	952,793

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.752046	11.610641	-1.20%	1,574,838
2011	11.894382	11.752046	-1.20%	1,929,217
2010	12.038832	11.894382	-1.20%	1,799,778
2009	12.179942	12.038832	-1.16%	2,397,928
2008	12.079795	12.179942	0.83%	4,218,312
2007	11.668105	12.079795	3.53%	4,728,112
2006	11.297619	11.668105	3.28%	2,927,858
2005	11.137309	11.297619	1.44%	3,619,577
2004	11.181852	11.137309	-0.40%	3,868,076
2003	11.247296	11.181852	-0.58%	5,474,622
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.250057	19.130243	10.90%	354,891
2011	16.541368	17.250057	4.28%	336,414
2010	15.139348	16.541368	9.26%	378,307
2009	12.319676	15.139348	22.89%	528,020
2008	15.076201	12.319676	-18.28%	546,463
2007	14.585737	15.076201	3.36%	783,112
2006	14.081135	14.585737	3.58%	766,664
2005	13.947624	14.081135	0.96%	947,362
2004	13.251194	13.947624	5.26%	821,863
2003	11.962673	13.251194	10.77%	863,477
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.285313	9.477320	14.39%	357,206
2011	9.252389	8.285313	-10.45%	439,039
2010	8.212008	9.252389	12.67%	484,149
2009	6.091001	8.212008	34.82%	612,742
2008*	10.000000	6.091001	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.231627	15.325578	15.83%	80,403
2011	15.964612	13.231627	-17.12%	104,306
2010	15.227625	15.964612	4.84%	144,367
2009	11.870601	15.227625	28.28%	160,324
2008	22.388260	11.870601	-46.98%	221,742
2007	22.016277	22.388260	1.69%	346,346
2006	18.153613	22.016277	21.28%	487,073
2005	16.397022	18.153613	10.71%	398,762
2004	13.800078	16.397022	18.82%	247,808
2003*	10.000000	13.800078	38.00%	25,231
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.862484	10.187900	14.96%	120,788
2011	9.238387	8.862484	-4.07%	133,369
2010	8.094976	9.238387	14.12%	225,372
2009	6.313352	8.094976	28.22%	51,666
2008*	10.000000	6.313352	-36.87%	1,479

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.705248	11.296246	16.39%	35,974
2011	10.431033	9.705248	-6.96%	45,438
2010*	10.000000	10.431033	4.31%	85,599
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.193456	9.518933	16.18%	10,523
2011	8.830785	8.193456	-7.22%	11,465
2010	7.927560	8.830785	11.39%	11,836
2009	6.297572	7.927560	25.88%	17,082
2008*	10.000000	6.297572	-37.02%	1,730
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.275768	10.530030	13.52%	93,102
2011	9.802822	9.275768	-5.38%	110,278
2010	7.823609	9.802822	25.30%	126,378
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.184736	10.403142	13.27%	289,888
2011	9.729110	9.184736	-5.60%	328,426
2010	7.786307	9.729110	24.95%	466,294
2009	6.219739	7.786307	25.19%	580,191
2008*	10.000000	6.219739	-37.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.857019	11.330294	14.95%	407,154
2011	10.213593	9.857019	-3.49%	440,078
2010	8.641112	10.213593	18.20%	519,492
2009	6.703532	8.641112	28.90%	637,675
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.922999	15.603980	12.07%	79,900
2011	14.183713	13.922999	-1.84%	89,878
2010	11.443667	14.183713	23.94%	125,289
2009	9.087220	11.443667	25.93%	151,634
2008	17.166371	9.087220	-47.06%	169,747
2007	15.832320	17.166371	8.43%	193,255
2006	15.526190	15.832320	1.97%	237,194
2005	14.537994	15.526190	6.80%	346,746
2004	12.973972	14.537994	12.06%	404,880
2003	9.780139	12.973972	32.66%	504,466

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.457117	36.242979	19.00%	143,311
2011	32.472819	30.457117	-6.21%	168,931
2010	25.960286	32.472819	25.09%	189,350
2009	20.818097	25.960286	24.70%	220,628
2008	31.056789	20.818097	-32.97%	303,460
2007	33.763890	31.056789	-8.02%	404,174
2006	29.134444	33.763890	15.89%	578,547
2005	28.608182	29.134444	1.84%	712,359
2004	24.685368	28.608182	15.89%	962,750
2003	15.928613	24.685368	54.98%	1,158,751
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.410500	30.137923	14.11%	202,043
2011	28.304046	26.410500	-6.69%	234,148
2010	22.859607	28.304046	23.82%	291,043
2009	17.176615	22.859607	33.09%	375,098
2008	28.126986	17.176615	-38.93%	473,153
2007	27.876127	28.126986	0.90%	589,402
2006	25.182239	27.876127	10.70%	745,503
2005	22.692159	25.182239	10.97%	931,725
2004	19.296948	22.692159	17.59%	1,053,224
2003	13.850506	19.296948	39.32%	1,154,936
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.124275	13.681120	12.84%	231,635
2011	12.206686	12.124275	-0.68%	251,082
2010	10.890161	12.206686	12.09%	278,547
2009	8.741250	10.890161	24.58%	276,565
2008	15.138387	8.741250	-42.26%	340,712
2007	14.164409	15.138387	6.88%	468,647
2006	12.616582	14.164409	12.27%	530,479
2005	11.884933	12.616582	6.16%	631,200
2004	10.960481	11.884933	8.43%	907,235
2003	8.699902	10.960481	25.98%	964,308
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.799163	11.209667	14.39%	461,317
2011	9.312555	9.799163	5.23%	497,287
2010	7.240299	9.312555	28.62%	560,185
2009	5.601154	7.240299	29.26%	702,064
2008*	10.000000	5.601154	-43.99%	29,298
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.571451	10.812296	2.28%	75,444
2011	10.562393	10.571451	0.09%	118,358
2010	10.438093	10.562393	1.19%	287,637
2009	9.863610	10.438093	5.82%	321,518
2008*	10.000000	9.863610	-1.36%	43,502

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.754706	13.885408	18.13%	8,559
2011	13.585442	11.754706	-13.48%	10,088
2010	12.929827	13.585442	5.07%	10,120
2009*	10.000000	12.929827	29.30%	5,981
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.518068	10.870093	3.35%	369,909
2011	10.614801	10.518068	-0.91%	401,245
2010	10.204416	10.614801	4.02%	522,553
2009	9.113768	10.204416	11.97%	517,015
2008	10.655363	9.113768	-14.47%	474,409
2007	10.294293	10.655363	3.51%	985,053
2006	9.998849	10.294293	2.95%	1,137,130
2005	9.975981	9.998849	0.23%	777,745
2004	10.019076	9.975981	-0.43%	771,596
2003*	10.000000	10.019076	0.19%	388,918
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.103255	8.712004	7.51%	2,166
2011	8.289379	8.103255	-2.25%	845
2010	7.014399	8.289379	18.18%	5,957
2009	5.783597	7.014399	21.28%	35,882
2008	9.671730	5.783597	-40.20%	12,242
2007	9.739699	9.671730	-0.70%	1,834
2006*	10.000000	9.739699	-2.60%	1,778
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.858771	14.098972	9.64%	137,264
2011	13.428283	12.858771	-4.24%	169,880
2010	11.062852	13.428283	21.38%	184,785
2009	8.519760	11.062852	29.85%	23,859
2008	14.240089	8.519760	-40.17%	23,062
2007	13.394228	14.240089	6.32%	96,060
2006	11.922729	13.394228	12.34%	37,665
2005	11.292761	11.922729	5.58%	24,380
2004*	10.000000	11.292761	12.93%	10,161
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.426823	16.597563	15.05%	97,296
2011	14.443430	14.426823	-0.11%	120,678
2010	11.468790	14.443430	25.94%	143,851
2009	8.753721	11.468790	31.02%	157,386
2008	17.395944	8.753721	-49.68%	192,665
2007	16.559762	17.395944	5.05%	228,261
2006	16.279198	16.559762	1.72%	287,819
2005	14.668150	16.279198	10.98%	462,444
2004	12.394931	14.668150	18.34%	432,646
2003	9.989064	12.394931	24.09%	492,433

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.597459	23.471568	19.77%	252,011
2011	21.622970	19.597459	-9.37%	277,892
2010	18.870882	21.622970	14.58%	315,383
2009	13.672499	18.870882	38.02%	372,166
2008	23.139603	13.672499	-40.91%	489,994
2007	22.026248	23.139603	5.05%	682,233
2006	18.942389	22.026248	16.28%	865,041
2005	16.767687	18.942389	12.97%	878,812
2004	14.238187	16.767687	17.77%	751,092
2003*	10.000000	14.238187	42.38%	516,572
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.376095	14.827379	19.81%	319,982
2011	13.658449	12.376095	-9.39%	372,391
2010	11.921033	13.658449	14.57%	478,131
2009	8.632507	11.921033	38.09%	576,880
2008	14.608429	8.632507	-40.91%	714,971
2007	13.907967	14.608429	5.04%	899,289
2006	11.960386	13.907967	16.28%	1,078,241
2005	10.590024	11.960386	12.94%	1,375,615
2004	8.994884	10.590024	17.73%	1,626,012
2003	6.365520	8.994884	41.31%	2,029,238
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.157406	1.57%	7,806
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.608873	15.713605	15.47%	291,051
2011	13.775808	13.608873	-1.21%	333,709
2010	12.008692	13.775808	14.72%	407,854
2009	9.474608	12.008692	26.75%	484,154
2008	15.585693	9.474608	-39.21%	602,824
2007	15.107682	15.585693	3.16%	804,008
2006	13.293323	15.107682	13.65%	972,356
2005	12.695602	13.293323	4.71%	1,233,955
2004	11.739303	12.695602	8.15%	1,443,952
2003	9.376475	11.739303	25.20%	1,626,803
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.586203	11.174456	16.57%	39,129
2011	9.921909	9.586203	-3.38%	55,283
2010	8.137614	9.921909	21.93%	84,128
2009	6.003438	8.137614	35.55%	110,836
2008	9.773861	6.003438	-38.58%	85,657
2007	10.014381	9.773861	-2.40%	90,730
2006*	10.000000	10.014381	0.14%	55,793

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.591802	13.091230	3.97%	64,336
2011	11.754996	12.591802	7.12%	67,708
2010	10.878232	11.754996	8.06%	85,850
2009*	10.000000	10.878232	8.78%	48,111
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.364804	11.873704	4.48%	813,913
2011	11.387689	11.364804	-0.20%	743,484
2010	10.957755	11.387689	3.92%	481,227
2009*	10.000000	10.957755	9.58%	270,515
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.508013	14.894138	29.42%	60,400
2011	10.551642	11.508013	9.06%	37,755
2010*	10.000000	10.551642	5.52%	15,277
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.525043	12.461315	8.12%	23,322
2011	11.041085	11.525043	4.38%	43,684
2010	10.429972	11.041085	5.86%	26,969
2009	9.628030	10.429972	8.33%	26,726
2008	10.852448	9.628030	-11.28%	37,910
2007	10.416914	10.852448	4.18%	87,669
2006*	10.000000	10.416914	4.17%	7,681
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.951512	47.725912	16.54%	10,273
2011	38.724157	40.951512	5.75%	10,967
2010	35.714045	38.724157	8.43%	15,705
2009	27.761196	35.714045	28.65%	18,949
2008	33.047924	27.761196	-16.00%	25,767
2007	31.400371	33.047924	5.25%	34,221
2006	28.681058	31.400371	9.48%	46,734
2005	25.860301	28.681058	10.91%	69,016
2004	23.781464	25.860301	8.74%	108,234
2003	18.824701	23.781464	26.33%	357,141
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.941803	51.224224	28.25%	55,196
2011	54.437435	39.941803	-26.63%	20,268
2010	43.438941	54.437435	25.32%	21,830
2009	20.624175	43.438941	110.62%	25,163
2008	59.271173	20.624175	-65.20%	28,439
2007	43.595964	59.271173	35.96%	37,353
2006	31.631833	43.595964	37.82%	61,195
2005	24.254218	31.631833	30.42%	83,214
2004	19.499977	24.254218	24.38%	106,213
2003	12.800242	19.499977	52.34%	284,783

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.994516	49.022812	2.14%	72,929
2011	58.141223	47.994516	-17.45%	19,022
2010	45.534579	58.141223	27.69%	21,918
2009	29.255507	45.534579	55.64%	23,780
2008	54.963626	29.255507	-46.77%	25,550
2007	38.274579	54.963626	43.60%	47,018
2006	31.116907	38.274579	23.00%	85,008
2005	20.764275	31.116907	49.86%	102,954
2004	16.917457	20.764275	22.74%	155,325
2003	11.826254	16.917457	43.05%	213,327
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.646448	-3.54%	13,990
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.461387	16.477775	6.57%	20,066
2011	16.402783	15.461387	-5.74%	26,492
2010	13.095791	16.402783	25.25%	55,418
2009*	10.000000	13.095791	30.96%	64,154

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.837919	11.503040	16.93%	6,876
2011	10.907709	9.837919	-9.81%	4,204
2010	8.730018	10.907709	24.94%	4,673
2009	6.200164	8.730018	40.80%	4,717
2008*	10.000000	6.200164	-38.00%	4,602
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.037333	14.877682	5.99%	88,942
2011	12.726928	14.037333	10.30%	97,458
2010	12.266583	12.726928	3.75%	150,695
2009	11.276296	12.266583	8.78%	194,161
2008	11.609253	11.276296	-2.87%	136,949
2007	10.743037	11.609253	8.06%	66,853
2006	10.714080	10.743037	0.27%	74,100
2005	10.687792	10.714080	0.25%	93,049
2004	10.233898	10.687792	4.44%	83,925
2003*	10.000000	10.233898	2.34%	27,995
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.295726	15.057322	13.25%	92,281
2011	13.063929	13.295726	1.77%	107,226
2010	11.595507	13.063929	12.66%	119,785
2009	9.947974	11.595507	16.56%	124,430
2008	15.408481	9.947974	-35.44%	156,483
2007	15.623076	15.408481	-1.37%	177,767
2006	13.518310	15.623076	15.57%	190,624
2005	13.089671	13.518310	3.27%	252,149
2004	11.737071	13.089671	11.52%	322,667
2003	9.193080	11.737071	27.67%	341,998
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.778949	13.523682	14.81%	17,428
2011	12.017122	11.778949	-1.98%	17,387
2010	10.209581	12.017122	17.70%	10,960
2009	7.960349	10.209581	28.26%	14,868
2008	10.661044	7.960349	-25.33%	14,997
2007	11.057147	10.661044	-3.58%	18,770
2006*	10.000000	11.057147	10.57%	17,907
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.438632	13.500145	8.53%	98,625
2011	13.078195	12.438632	-4.89%	96,049
2010	12.072012	13.078195	8.33%	65,476
2009*	10.000000	12.072012	20.72%	21,048

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.129971	17.283516	14.23%	19,746
2011	15.243060	15.129971	-0.74%	21,053
2010	12.273737	15.243060	24.19%	33,866
2009	9.946220	12.273737	23.40%	38,678
2008	14.586751	9.946220	-31.81%	40,136
2007	14.877364	14.586751	-1.95%	52,301
2006	13.174239	14.877364	12.93%	63,306
2005	12.446927	13.174239	5.84%	75,606
2004	10.346504	12.446927	20.30%	83,263
2003	7.608241	10.346504	35.99%	141,398
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.360823	12.555514	10.52%	32,392
2011	11.407346	11.360823	-0.41%	35,939
2010	10.066125	11.407346	13.32%	36,586
2009	7.624873	10.066125	32.02%	40,903
2008	11.781058	7.624873	-35.28%	45,499
2007	11.074843	11.781058	6.38%	53,647
2006	10.274954	11.074843	7.78%	108,499
2005	10.046653	10.274954	2.27%	142,887
2004	9.583764	10.046653	4.83%	174,707
2003	7.706045	9.583764	24.37%	214,848
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.065050	14.924177	14.23%	334,797
2011	12.992814	13.065050	0.56%	394,678
2010	11.462933	12.992814	13.35%	448,562
2009	9.192999	11.462933	24.69%	526,181
2008	14.817894	9.192999	-37.96%	758,411
2007	14.264491	14.817894	3.88%	876,863
2006	12.512627	14.264491	14.00%	1,070,225
2005	12.108868	12.512627	3.33%	1,464,225
2004	11.088459	12.108868	9.20%	1,636,477
2003	8.751979	11.088459	26.70%	1,804,120
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.493470	16.886551	8.99%	80,574
2011	14.399406	15.493470	7.60%	88,823
2010	12.651120	14.399406	13.82%	82,667
2009	10.458431	12.651120	20.97%	94,118
2008	15.041197	10.458431	-30.47%	109,443
2007	14.225733	15.041197	5.73%	120,217
2006	12.373722	14.225733	14.97%	147,673
2005	12.010432	12.373722	3.02%	192,074
2004	11.584069	12.010432	3.68%	241,973
2003	9.686029	11.584069	19.60%	276,376

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.290555	17.641392	8.29%	178,180
2011	16.137809	16.290555	0.95%	193,217
2010	15.068808	16.137809	7.09%	220,225
2009	12.676743	15.068808	18.87%	242,731
2008	13.853324	12.676743	-8.49%	235,281
2007	13.319686	13.853324	4.01%	288,204
2006	12.956412	13.319686	2.80%	318,411
2005	12.958478	12.956412	-0.02%	417,931
2004	12.670489	12.958478	2.27%	496,627
2003	12.267458	12.670489	3.29%	576,977
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.186414	12.330797	10.23%	74,960
2011	11.365735	11.186414	-1.58%	74,997
2010	10.214361	11.365735	11.27%	8,948
2009	8.335607	10.214361	22.54%	17,444
2008	11.272131	8.335607	-26.05%	44,689
2007	10.512515	11.272131	7.23%	37,402
2006*	10.000000	10.512515	5.13%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.663334	11.912364	11.71%	5,448
2011	10.926379	10.663334	-2.41%	4,470
2010	9.666584	10.926379	13.03%	4,470
2009	7.605353	9.666584	27.10%	4,470
2008	11.451684	7.605353	-33.59%	4,509
2007	10.532507	11.451684	8.73%	39
2006*	10.000000	10.532507	5.33%	39
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.095206	11.506275	13.98%	26,511
2011	10.511308	10.095206	-3.96%	27,841
2010	9.180780	10.511308	14.49%	3,066
2009	7.078673	9.180780	29.70%	351
2008	11.582071	7.078673	-38.88%	1,574
2007	10.552664	11.582071	9.75%	0
2006*	10.000000	10.552664	5.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.721966	10.049567	3.37%	30,822
2011	10.390003	9.721966	-6.43%	50,167
2010	8.834360	10.390003	17.61%	47,721
2009	6.065267	8.834360	45.65%	49,906
2008	13.478023	6.065267	-55.00%	38,821
2007	9.376713	13.478023	43.74%	31,213
2006*	10.000000	9.376713	-6.23%	6,594

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.636018	16.928144	15.66%	274,969
2011	14.702121	14.636018	-0.45%	300,149
2010	12.942820	14.702121	13.59%	236,727
2009	10.084737	12.942820	28.34%	284,351
2008	17.833606	10.084737	-43.45%	343,602
2007	17.817217	17.833606	0.09%	448,460
2006	15.032685	17.817217	18.52%	579,819
2005	14.400930	15.032685	4.39%	671,804
2004	13.099526	14.400930	9.93%	853,519
2003	10.191923	13.099526	28.53%	856,621
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.683421	14.338988	13.05%	254,606
2011	12.832010	12.683421	-1.16%	309,788
2010	10.479802	12.832010	22.45%	249,341
2009	8.285615	10.479802	26.48%	281,322
2008	15.909833	8.285615	-47.92%	354,747
2007	12.706253	15.909833	25.21%	450,834
2006	12.061208	12.706253	5.35%	588,881
2005	11.563600	12.061208	4.30%	975,625
2004	11.345636	11.563600	1.92%	1,218,155
2003	8.657007	11.345636	31.06%	1,424,519
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.854722	15.615355	12.71%	59,913
2011	13.506526	13.854722	2.58%	70,269
2010	12.026207	13.506526	12.31%	79,009
2009	8.474745	12.026207	41.91%	84,582
2008	11.458268	8.474745	-26.04%	122,973
2007	11.309562	11.458268	1.31%	192,424
2006	10.306110	11.309562	9.74%	349,759
2005	10.184506	10.306110	1.19%	364,837
2004	9.426171	10.184506	8.04%	480,411
2003	7.521629	9.426171	25.32%	674,744
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.870113	13.367242	12.61%	98,531
2011	11.564076	11.870113	2.65%	102,149
2010	10.308039	11.564076	12.19%	115,210
2009	7.256051	10.308039	42.06%	138,957
2008	9.799408	7.256051	-25.95%	42,626
2007*	10.000000	9.799408	-2.01%	70,478

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.628057	14.226412	4.39%	135,142
2011	12.878696	13.628057	5.82%	131,592
2010	12.117734	12.878696	6.28%	222,288
2009	10.613742	12.117734	14.17%	234,950
2008	11.125731	10.613742	-4.60%	157,673
2007	10.817475	11.125731	2.85%	149,534
2006	10.507730	10.817475	2.95%	75,578
2005	10.428807	10.507730	0.76%	76,671
2004	10.128708	10.428807	2.96%	66,528
2003*	10.000000	10.128708	1.29%	1,833
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.376435	11.751865	13.26%	56,801
2011	11.774747	10.376435	-11.88%	67,424
2010	9.269168	11.774747	27.03%	85,600
2009	6.707301	9.269168	38.20%	75,109
2008	11.234279	6.707301	-40.30%	59,551
2007	9.856561	11.234279	13.98%	65,898
2006*	10.000000	9.856561	-1.43%	50,583
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.209441	14.525678	18.97%	22,537
2011	14.944699	12.209441	-18.30%	27,798
2010	13.400354	14.944699	11.52%	31,520
2009	10.737954	13.400354	24.79%	39,603
2008	19.381260	10.737954	-44.60%	42,146
2007	16.754919	19.381260	15.68%	49,435
2006	14.392045	16.754919	16.42%	66,859
2005	12.255881	14.392045	17.43%	78,163
2004	10.941500	12.255881	12.01%	117,144
2003	7.740990	10.941500	41.34%	138,922
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.186856	14.514266	19.10%	43,688
2011	14.930471	12.186856	-18.38%	44,979
2010	13.385550	14.930471	11.54%	49,266
2009	10.721641	13.385550	24.85%	55,338
2008	19.356271	10.721641	-44.61%	58,851
2007	16.730683	19.356271	15.69%	77,122
2006	14.370885	16.730683	16.42%	99,659
2005	12.242700	14.370885	17.38%	141,440
2004	10.928889	12.242700	12.02%	149,456
2003	7.729491	10.928889	41.39%	69,264

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.266379	16.642052	25.45%	11,543
2011	14.745505	13.266379	-10.03%	11,809
2010	11.814180	14.745505	24.81%	15,327
2009	7.604841	11.814180	55.35%	19,823
2008	15.781569	7.604841	-51.81%	30,204
2007	15.142626	15.781569	4.22%	45,563
2006	13.202987	15.142626	14.69%	35,789
2005	13.043195	13.202987	1.23%	50,269
2004	11.593346	13.043195	12.51%	82,290
2003	7.443946	11.593346	55.74%	61,333
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.890259	13.220142	11.18%	322,335
2011	11.765995	11.890259	1.06%	274,563
2010	10.580086	11.765995	11.21%	245,926
2009	7.905422	10.580086	33.83%	256,092
2008	11.386418	7.905422	-30.57%	169,973
2007	11.119465	11.386418	2.40%	192,802
2006*	10.000000	11.119465	11.19%	86,825
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.914503	11.584643	16.85%	7,289
2011	10.437304	9.914503	-5.01%	14,367
2010	8.247149	10.437304	26.56%	25,386
2009	6.469518	8.247149	27.48%	16,349
2008	9.785862	6.469518	-33.89%	16,050
2007	10.157203	9.785862	-3.66%	11,948
2006*	10.000000	10.157203	1.57%	3,732
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.970568	10.211201	13.83%	4,124
2011	9.230806	8.970568	-2.82%	34,253
2010	8.482528	9.230806	8.82%	3,419
2009	6.598185	8.482528	28.56%	3,419
2008*	10.000000	6.598185	-34.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.390245	11.604070	11.68%	14,983
2011	12.511054	10.390245	-16.95%	12,043
2010	10.786608	12.511054	15.99%	37,451
2009	6.330521	10.786608	70.39%	40,683
2008	13.552327	6.330521	-53.29%	7,077
2007	10.669800	13.552327	27.02%	9,430
2006*	10.000000	10.669800	6.70%	4,790

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.297035	10.855413	16.76%	96,698
2011	10.545423	9.297035	-11.84%	97,407
2010	9.855685	10.545423	7.00%	11,983
2009	7.278199	9.855685	35.41%	8,943
2008	12.371231	7.278199	-41.17%	7,533
2007	10.857910	12.371231	13.94%	15,034
2006*	10.000000	10.857910	8.58%	6,170
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.538640	17.645975	13.56%	109,938
2011	15.874584	15.538640	-2.12%	136,054
2010	14.061614	15.874584	12.89%	196,688
2009	12.003743	14.061614	17.14%	151,778
2008	11.451105	12.003743	4.83%	92,900
2007	10.449841	11.451105	9.58%	43,354
2006*	10.000000	10.449841	4.50%	4,906
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.645820	-3.54%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.740391	-2.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.255696	25.001652	17.62%	35,337
2011	23.207443	21.255696	-8.41%	34,861
2010	21.635967	23.207443	7.26%	49,454
2009	17.530208	21.635967	23.42%	30,881
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.880743	10.856244	22.24%	324,606
2011	9.668653	8.880743	-8.15%	408,973
2010	9.199859	9.668653	5.10%	497,551
2009	6.383581	9.199859	44.12%	557,813
2008	11.613943	6.383581	-45.04%	608,742
2007	8.612511	11.613943	34.85%	672,144
2006	7.996638	8.612511	7.70%	780,772
2005	7.197845	7.996638	11.10%	972,087
2004	6.181859	7.197845	16.43%	1,151,202
2003	5.209227	6.181859	18.67%	1,303,179

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.490449	5.280623	17.60%	106,450
2011	4.980700	4.490449	-9.84%	102,538
2010	4.056586	4.980700	22.78%	119,192
2009	2.619563	4.056586	54.86%	127,555
2008	4.737139	2.619563	-44.70%	150,230
2007	3.944077	4.737139	20.11%	172,937
2006	3.705791	3.944077	6.43%	216,746
2005	3.365706	3.705791	10.10%	253,893
2004	3.390832	3.365706	-0.74%	344,331
2003	2.345410	3.390832	44.57%	436,061
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.513892	12.861711	11.71%	130,638
2011	17.240704	11.513892	-33.22%	111,127
2010	13.972112	17.240704	23.39%	129,305
2009	7.905262	13.972112	76.74%	140,891
2008	16.766719	7.905262	-52.85%	160,025
2007	13.270466	16.766719	26.35%	193,005
2006	9.169173	13.270466	44.73%	235,239
2005	7.040734	9.169173	30.23%	314,491
2004	6.010319	7.040734	17.14%	401,949
2003	4.526318	6.010319	32.79%	481,001
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.496111	17.222596	18.81%	36,091
2011	14.375991	14.496111	0.84%	37,982
2010	11.798063	14.375991	21.85%	34,228
2009	9.434666	11.798063	25.05%	23,963
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.165434	11.626455	14.37%	87,863
2011	10.347324	10.165434	-1.76%	80,358
2010	9.426253	10.347324	9.77%	56,712
2009	7.799359	9.426253	20.86%	46,857
2008	11.749223	7.799359	-33.62%	74,744
2007	11.064604	11.749223	6.19%	63,661
2006*	10.000000	11.064604	10.65%	25,006
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.421665	11.924574	14.42%	14,515
2011	10.749702	10.421665	-3.05%	11,006
2010*	10.000000	10.749702	7.50%	1,110

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.710352	8.676931	12.54%	55,150
2011	7.866020	7.710352	-1.98%	58,672
2010	6.683205	7.866020	17.70%	60,605
2009	5.073150	6.683205	31.74%	59,250
2008	8.386001	5.073150	-39.50%	272,462
2007	7.107851	8.386001	17.98%	286,629
2006	6.782860	7.107851	4.79%	288,216
2005	6.452491	6.782860	5.12%	301,204
2004	6.044444	6.452491	6.75%	326,133
2003	4.613524	6.044444	31.02%	343,964
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.856715	15.681451	13.17%	219,846
2011	13.948645	13.856715	-0.66%	249,747
2010	12.455269	13.948645	11.99%	280,921
2009*	10.000000	12.455269	24.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.194744	11.643296	14.21%	181,917
2011	10.233657	10.194744	-0.38%	170,989
2010	9.256045	10.233657	10.56%	195,803
2009	7.598753	9.256045	21.81%	191,959
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.414478	11.825276	3.60%	85,630
2011	10.938320	11.414478	4.35%	90,005
2010	10.456028	10.938320	4.61%	95,266
2009	9.446067	10.456028	10.69%	85,911
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.098071	12.167775	20.50%	149,515
2011	11.281017	10.098071	-10.49%	177,114
2010	10.269056	11.281017	9.85%	202,001
2009	7.347487	10.269056	39.76%	232,296
2008	12.131768	7.347487	-39.44%	230,209
2007	10.748441	12.131768	12.87%	247,092
2006*	10.000000	10.748441	7.48%	224,430
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.392119	10.882845	15.87%	285,310
2011	9.983628	9.392119	-5.92%	303,369
2010	8.558038	9.983628	16.66%	146,027
2009	6.247751	8.558038	36.98%	137,765
2008	11.347156	6.247751	-44.94%	126,360
2007	10.274872	11.347156	10.44%	145,705
2006*	10.000000	10.274872	2.75%	99,491

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.172677	9.442516	15.54%	21,547
2011	8.469447	8.172677	-3.50%	23,187
2010	7.732300	8.469447	9.53%	24,668
2009	5.994429	7.732300	28.99%	28,398
2008	9.806149	5.994429	-38.87%	17,876
2007*	10.000000	9.806149	-1.94%	17,722
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.604300	19.904116	13.06%	43,611
2011	17.179754	17.604300	2.47%	45,076
2010	15.382474	17.179754	11.68%	50,856
2009	10.674743	15.382474	44.10%	59,909
2008	15.019226	10.674743	-28.93%	81,821
2007	14.755589	15.019226	1.79%	107,197
2006	13.516216	14.755589	9.17%	156,528
2005	13.375356	13.516216	1.05%	205,810
2004	12.308733	13.375356	8.67%	396,655
2003	10.199226	12.308733	20.68%	400,729
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.600599	15.397710	13.21%	90,077
2011	13.273959	13.600599	2.46%	97,609
2010	11.884679	13.273959	11.69%	105,510
2009	8.242826	11.884679	44.18%	111,651
2008	11.615064	8.242826	-29.03%	92,525
2007	11.407487	11.615064	1.82%	92,133
2006	10.449767	11.407487	9.16%	66,112
2005*	10.000000	10.449767	4.50%	31,711
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.706913	13.687848	16.92%	14,983
2011	12.143143	11.706913	-3.59%	17,412
2010	10.626864	12.143143	14.27%	25,400
2009	8.375673	10.626864	26.88%	25,818
2008	13.468234	8.375673	-37.81%	33,229
2007	13.955987	13.468234	-3.49%	47,839
2006	12.198971	13.955987	14.40%	88,177
2005	11.855672	12.198971	2.90%	96,532
2004	10.222862	11.855672	15.97%	88,869
2003	7.880333	10.222862	29.73%	87,698
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.719903	8.910183	15.42%	197,943
2011	8.849604	7.719903	-12.77%	233,863
2010	7.755653	8.849604	14.11%	257,080
2009	5.137150	7.755653	50.97%	291,566
2008*	10.000000	5.137150	-48.63%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.268273	10.199373	10.05%	2,164
2011	9.698486	9.268273	-4.44%	118
2010	7.951186	9.698486	21.98%	0
2009	6.124558	7.951186	29.82%	0
2008*	10.000000	6.124558	-38.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.938199	10.893639	9.61%	29,772
2011	10.206099	9.938199	-2.62%	11,660
2010	9.365872	10.206099	8.97%	13,627
2009	7.919500	9.365872	18.26%	8,738
2008*	10.000000	7.919500	-20.81%	9,172
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.324356	10.458384	12.16%	66,152
2011	9.784260	9.324356	-4.70%	49,206
2010	8.820316	9.784260	10.93%	71,871
2009	7.197326	8.820316	22.55%	72,526
2008*	10.000000	7.197326	-28.03%	64,091
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.675245	11.326218	6.10%	23,353
2011	10.665062	10.675245	0.10%	26,763
2010	10.117462	10.665062	5.41%	13,682
2009	9.069797	10.117462	11.55%	19,938
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.636061	10.686963	10.91%	19,484
2011	9.995903	9.636061	-3.60%	19,982
2010	9.093523	9.995903	9.92%	60,819
2009	7.555141	9.093523	20.36%	59,645
2008*	10.000000	7.555141	-24.45%	67,117
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.984882	10.161260	13.09%	24,430
2011	9.549068	8.984882	-5.91%	22,413
2010	8.538248	9.549068	11.84%	26,538
2009	6.834262	8.538248	24.93%	32,687
2008*	10.000000	6.834262	-31.66%	9,854

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.211873	11.091106	8.61%	35,909
2011	10.374143	10.211873	-1.56%	36,638
2010	9.639911	10.374143	7.62%	34,241
2009	8.299494	9.639911	16.15%	76,995
2008*	10.000000	8.299494	-17.01%	54,293
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.768140	12.515375	6.35%	13,033
2011	11.185077	11.768140	5.21%	13,676
2010	10.585430	11.185077	5.66%	10,097
2009	9.858821	10.585430	7.37%	10,507
2008*	10.000000	9.858821	-1.41%	3,227
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.634477	13.357432	5.72%	49,040
2011	12.070481	12.634477	4.67%	48,855
2010	11.311614	12.070481	6.71%	39,760
2009	9.842789	11.311614	14.92%	34,433
2008*	10.000000	9.842789	-1.57%	3,354
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.807757	22.915695	15.69%	664
2011	25.852862	19.807757	-23.38%	664
2010	22.546141	25.852862	14.67%	664
2009	13.987189	22.546141	61.19%	664
2008	33.552578	13.987189	-58.31%	664
2007	23.352634	33.552578	43.68%	2,170
2006	17.305110	23.352634	34.95%	2,767
2005	13.218203	17.305110	30.92%	3,307
2004	11.091469	13.218203	19.17%	3,307
2003	6.799600	11.091469	63.12%	3,837
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.838525	25.269004	15.71%	19,873
2011	28.509847	21.838525	-23.40%	24,160
2010	24.854962	28.509847	14.70%	26,034
2009	15.403444	24.854962	61.36%	31,458
2008	37.009267	15.403444	-58.38%	45,422
2007	25.763929	37.009267	43.65%	62,421
2006	19.102228	25.763929	34.87%	75,928
2005	14.588946	19.102228	30.94%	86,157
2004	12.240339	14.588946	19.19%	40,942
2003	7.505927	12.240339	63.08%	40,185

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.805888	17.093915	1.71%	212,363
2011	15.874902	16.805888	5.86%	245,367
2010	15.349977	15.874902	3.42%	341,677
2009	15.144983	15.349977	1.35%	393,382
2008	14.244815	15.144983	6.32%	375,351
2007	13.469262	14.244815	5.76%	371,770
2006	13.204965	13.469262	2.00%	390,543
2005	12.955598	13.204965	1.92%	438,795
2004	12.711565	12.955598	1.92%	565,861
2003	12.626432	12.711565	0.67%	799,859
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.544124	12.031039	14.10%	14,734
2011	11.838799	10.544124	-10.94%	21,342
2010	10.587452	11.838799	11.82%	135
2009	8.269122	10.587452	28.04%	135
2008	15.531453	8.269122	-46.76%	135
2007	12.377189	15.531453	25.48%	135
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.816137	19.182445	14.07%	26,721
2011	18.880835	16.816137	-10.94%	29,724
2010	16.888271	18.880835	11.80%	32,306
2009	13.195412	16.888271	27.99%	38,589
2008	24.776488	13.195412	-46.74%	60,826
2007	19.744200	24.776488	25.49%	72,418
2006	15.045739	19.744200	31.23%	52,274
2005	11.709868	15.045739	28.49%	13,983
2004	10.374988	11.709868	12.87%	6,746
2003	7.767159	10.374988	33.58%	388
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.628054	8.899785	16.67%	557
2011	8.867807	7.628054	-13.98%	6,213
2010	8.365616	8.867807	6.00%	0
2009	6.590334	8.365616	26.94%	109
2008	11.733135	6.590334	-43.83%	357
2007	10.868126	11.733135	7.96%	557
2006*	10.000000	10.868126	8.68%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.008386	14.880689	14.39%	9,594
2011	13.718712	13.008386	-5.18%	9,882
2010	12.125482	13.718712	13.14%	24,240
2009	9.657744	12.125482	25.55%	33,964
2008	15.493447	9.657744	-37.67%	34,148
2007	14.815857	15.493447	4.57%	43,865
2006	12.843911	14.815857	15.35%	59,317
2005	12.056354	12.843911	6.53%	24,940
2004	10.712555	12.056354	12.54%	42,105
2003	8.230619	10.712555	30.15%	27,867
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.453829	13.445256	7.96%	17,378
2011	12.506867	12.453829	-0.42%	18,350
2010	11.539047	12.506867	8.39%	15,920
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	551
2009*	10.000000	12.098401	20.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.871264	13.361029	3.81%	56,302
2011	12.669107	12.871264	1.60%	57,850
2010	12.121663	12.669107	4.52%	50,394
2009	11.258535	12.121663	7.67%	61,184
2008	12.137877	11.258535	-7.24%	73,499
2007	11.670602	12.137877	4.00%	97,288
2006	11.137379	11.670602	4.79%	108,724
2005	10.922479	11.137379	1.97%	109,213
2004	10.574381	10.922479	3.29%	87,825
2003	9.928642	10.574381	6.50%	53,784
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.271179	14.514442	9.37%	147,688
2011	13.451045	13.271179	-1.34%	166,516
2010	12.287158	13.451045	9.47%	194,613
2009	10.449446	12.287158	17.59%	260,925
2008	13.784623	10.449446	-24.19%	176,536
2007	13.219043	13.784623	4.28%	222,070
2006	12.027221	13.219043	9.91%	237,564
2005	11.567029	12.027221	3.98%	299,580
2004	10.699107	11.567029	8.11%	286,963
2003	9.029424	10.699107	18.49%	238,441

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.288387	14.919941	12.28%	16,018
2011	13.755584	13.288387	-3.40%	43,197
2010	12.351443	13.755584	11.37%	62,616
2009	10.060199	12.351443	22.78%	65,520
2008	14.856478	10.060199	-32.28%	69,782
2007	14.181041	14.856478	4.76%	89,298
2006	12.543415	14.181041	13.06%	108,184
2005	11.868786	12.543415	5.68%	70,220
2004	10.727781	11.868786	10.64%	72,088
2003	8.582311	10.727781	25.00%	100,266
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.336642	14.221146	6.63%	49,197
2011	13.238865	13.336642	0.74%	50,090
2010	12.360498	13.238865	7.11%	56,250
2009	10.931514	12.360498	13.07%	84,312
2008	13.036813	10.931514	-16.15%	145,789
2007	12.478314	13.036813	4.48%	112,483
2006	11.660102	12.478314	7.02%	103,436
2005	11.306072	11.660102	3.13%	103,276
2004	10.689699	11.306072	5.77%	93,658
2003	9.525559	10.689699	12.22%	86,727
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.415824	15.715168	17.14%	427,817
2011	13.902694	13.415824	-3.50%	525,217
2010	12.946450	13.902694	7.39%	690,646
2009*	10.000000	12.946450	29.46%	1,914
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.561458	30.796005	15.94%	121,026
2011	27.613148	26.561458	-3.81%	143,279
2010	22.168141	27.613148	24.56%	167,194
2009	16.423543	22.168141	34.98%	195,403
2008	26.189909	16.423543	-37.29%	216,310
2007	24.671671	26.189909	6.15%	256,015
2006	22.746284	24.671671	8.46%	317,806
2005	20.557736	22.746284	10.65%	203,094
2004	17.997152	20.557736	14.23%	239,636
2003	13.541599	17.997152	32.90%	233,340

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.594459	11.443331	-1.30%	325,608
2011	11.746742	11.594459	-1.30%	390,061
2010	11.901442	11.746742	-1.30%	499,362
2009	12.053139	11.901442	-1.26%	575,365
2008	11.966147	12.053139	0.73%	898,448
2007	11.570104	11.966147	3.42%	642,900
2006	11.214049	11.570104	3.18%	664,693
2005	11.066094	11.214049	1.34%	745,258
2004	11.121610	11.066094	-0.50%	768,533
2003	11.198034	11.121610	-0.68%	1,249,139
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.018800	18.854634	10.79%	106,666
2011	16.336106	17.018800	4.18%	110,886
2010	14.966630	16.336106	9.15%	122,460
2009	12.191449	14.966630	22.76%	133,307
2008	14.934416	12.191449	-18.37%	91,820
2007	14.463279	14.934416	3.26%	165,334
2006	13.977022	14.463279	3.48%	161,046
2005	13.858482	13.977022	0.86%	201,277
2004	13.179840	13.858482	5.15%	203,840
2003	11.910299	13.179840	10.66%	225,625
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.254592	9.432608	14.27%	140,310
2011	9.227404	8.254592	-10.54%	150,618
2010	8.198125	9.227404	12.56%	167,688
2009	6.086866	8.198125	34.69%	182,794
2008*	10.000000	6.086866	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.115987	15.176225	15.71%	56,438
2011	15.841102	13.115987	-17.20%	68,038
2010	15.125104	15.841102	4.73%	77,418
2009	11.802643	15.125104	28.15%	88,712
2008	22.282710	11.802643	-47.03%	107,297
2007	21.934820	22.282710	1.59%	127,917
2006	18.104708	21.934820	21.16%	170,343
2005	16.369372	18.104708	10.60%	64,259
2004	13.790762	16.369372	18.70%	26,116
2003*	10.000000	13.790762	37.91%	10,290
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.829654	10.139854	14.84%	31,621
2011	9.213458	8.829654	-4.17%	39,201
2010	8.081308	9.213458	14.01%	47,305
2009	6.309071	8.081308	28.09%	2,484
2008*	10.000000	6.309071	-36.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.688842	11.265723	16.28%	3,562
2011	10.423944	9.688842	-7.05%	17,717
2010*	10.000000	10.423944	4.24%	19,659
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.163084	9.474025	16.06%	1,127
2011	8.806953	8.163084	-7.31%	1,285
2010	7.914167	8.806953	11.28%	1,285
2009	6.293303	7.914167	25.76%	1,285
2008*	10.000000	6.293303	-37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.241391	10.480364	13.41%	31,827
2011	9.776372	9.241391	-5.47%	54,439
2010	7.810388	9.776372	25.17%	62,847
2009	6.224956	7.810388	25.47%	73,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.150703	10.354080	13.15%	99,321
2011	9.702858	9.150703	-5.69%	137,032
2010	7.773151	9.702858	24.83%	165,736
2009	6.215523	7.773151	25.06%	177,206
2008*	10.000000	6.215523	-37.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.820513	11.276879	14.83%	86,857
2011	10.186047	9.820513	-3.59%	139,646
2010	8.626530	10.186047	18.08%	139,466
2009	6.698993	8.626530	28.77%	142,914
2008*	10.000000	6.698993	-33.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.745569	15.389494	11.96%	23,377
2011	14.017124	13.745569	-1.94%	40,827
2010	11.320708	14.017124	23.82%	49,188
2009	8.998682	11.320708	25.80%	51,660
2008	17.016399	8.998682	-47.12%	65,780
2007	15.709991	17.016399	8.32%	72,020
2006	15.421797	15.709991	1.87%	108,093
2005	14.454824	15.421797	6.69%	124,695
2004	12.912822	14.454824	11.94%	162,787
2003	9.743886	12.912822	32.52%	180,643

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.048777	35.720804	18.88%	44,719
2011	32.069864	30.048777	-6.30%	53,392
2010	25.664079	32.069864	24.96%	61,398
2009	20.601414	25.664079	24.57%	63,443
2008	30.764759	20.601414	-33.04%	81,638
2007	33.480497	30.764759	-8.11%	104,607
2006	28.919087	33.480497	15.77%	169,312
2005	28.425391	28.919087	1.74%	207,746
2004	24.552470	28.425391	15.77%	242,733
2003	15.858883	24.552470	54.82%	264,427
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.056338	29.703615	14.00%	70,268
2011	27.952739	26.056338	-6.78%	75,632
2010	22.598710	27.952739	23.69%	89,627
2009	16.997792	22.598710	32.95%	103,048
2008	27.862455	16.997792	-38.99%	134,060
2007	27.642106	27.862455	0.80%	160,141
2006	24.996065	27.642106	10.59%	227,327
2005	22.547136	24.996065	10.86%	269,412
2004	19.193041	22.547136	17.48%	282,809
2003	13.789861	19.193041	39.18%	313,844
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.961658	13.483928	12.73%	74,617
2011	12.055137	11.961658	-0.78%	88,838
2010	10.765841	12.055137	11.98%	93,802
2009	8.650226	10.765841	24.46%	80,086
2008	14.995969	8.650226	-42.32%	97,363
2007	14.045448	14.995969	6.77%	120,135
2006	12.523258	14.045448	12.15%	147,488
2005	11.808950	12.523258	6.05%	185,561
2004	10.901442	11.808950	8.32%	255,537
2003	8.661797	10.901442	25.86%	274,300
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.762846	11.156789	14.28%	119,889
2011	9.287398	9.762846	5.12%	156,241
2010	7.228034	9.287398	28.49%	130,816
2009	5.597338	7.228034	29.13%	146,535
2008*	10.000000	5.597338	-44.03%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.532312	10.761332	2.17%	15,289
2011	10.533921	10.532312	-0.02%	15,506
2010	10.420495	10.533921	1.09%	19,187
2009	9.856957	10.420495	5.72%	22,001
2008*	10.000000	9.856957	-1.43%	1,001

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.723024	13.833939	18.01%	0
2011	13.562540	11.723024	-13.56%	118
2010	12.921098	13.562540	4.96%	0
2009*	10.000000	12.921098	29.21%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.426179	10.764190	3.24%	18,055
2011	10.532710	10.426179	-1.01%	39,931
2010	10.135756	10.532710	3.92%	179,630
2009	9.061609	10.135756	11.85%	120,266
2008	10.605123	9.061609	-14.55%	52,954
2007	10.256191	10.605123	3.40%	74,978
2006	9.971898	10.256191	2.85%	84,986
2005	9.959135	9.971898	0.13%	38,931
2004	10.012296	9.959135	-0.53%	35,883
2003*	10.000000	10.012296	0.12%	33,237
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.056887	8.653368	7.40%	2,474
2011	8.250275	8.056887	-2.34%	2,459
2010	6.988376	8.250275	18.06%	7,409
2009	5.767972	6.988376	21.16%	4,669
2008	9.655389	5.767972	-40.26%	1,352
2007	9.733157	9.655389	-0.80%	1,421
2006*	10.000000	9.733157	-2.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.759393	13.975804	9.53%	1,665
2011	13.337975	12.759393	-4.34%	2,453
2010	10.999572	13.337975	21.26%	1,361
2009	8.479606	10.999572	29.72%	1,486
2008	14.187383	8.479606	-40.23%	1,526
2007	13.358247	14.187383	6.21%	0
2006	11.902710	13.358247	12.23%	753
2005	11.285193	11.902710	5.47%	3,204
2004*	10.000000	11.285193	12.85%	3,562
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.233377	16.358392	14.93%	43,270
2011	14.264164	14.233377	-0.22%	73,112
2010	11.337902	14.264164	25.81%	82,639
2009	8.662587	11.337902	30.88%	91,658
2008	17.232342	8.662587	-49.73%	114,486
2007	16.420733	17.232342	4.94%	125,185
2006	16.158843	16.420733	1.62%	160,791
2005	14.574407	16.158843	10.87%	233,662
2004	12.328183	14.574407	18.22%	263,116
2003	9.945321	12.328183	23.96%	313,764

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.426250	23.242922	19.65%	72,673
2011	21.455757	19.426250	-9.46%	78,510
2010	18.743899	21.455757	14.47%	84,966
2009	13.594259	18.743899	37.88%	100,296
2008	23.030564	13.594259	-40.97%	123,352
2007	21.944788	23.030564	4.95%	174,998
2006	18.891396	21.944788	16.16%	235,227
2005	16.739434	18.891396	12.86%	221,850
2004	14.228585	16.739434	17.65%	181,254
2003*	10.000000	14.228585	42.29%	95,301
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.230733	14.638367	19.69%	57,616
2011	13.511686	12.230733	-9.48%	62,685
2010	11.804875	13.511686	14.46%	77,384
2009	8.557055	11.804875	37.95%	91,107
2008	14.495447	8.557055	-40.97%	114,749
2007	13.814456	14.495447	4.93%	157,773
2006	11.891977	13.814456	16.17%	229,407
2005	10.540076	11.891977	12.83%	269,066
2004	8.961533	10.540076	17.61%	383,452
2003	6.348332	8.961533	41.16%	478,637
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.155553	1.56%	10,661
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.426463	15.487256	15.35%	112,051
2011	13.604887	13.426463	-1.31%	127,790
2010	11.871691	13.604887	14.60%	137,000
2009	9.376011	11.871691	26.62%	165,003
2008	15.439159	9.376011	-39.27%	224,615
2007	14.980884	15.439159	3.06%	305,837
2006	13.195056	14.980884	13.53%	383,895
2005	12.614486	13.195056	4.60%	514,773
2004	11.676116	12.614486	8.04%	610,441
2003	9.335444	11.676116	25.07%	670,458
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.531296	11.099180	16.45%	3,703
2011	9.875060	9.531296	-3.48%	5,137
2010	8.107393	9.875060	21.80%	12,325
2009	5.987212	8.107393	35.41%	11,445
2008	9.757357	5.987212	-38.64%	32,897
2007	10.007657	9.757357	-2.50%	34,485
2006*	10.000000	10.007657	0.08%	9,738

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.557857	13.042689	3.86%	93,258
2011	11.735153	12.557857	7.01%	91,802
2010	10.870871	11.735153	7.95%	5,757
2009*	10.000000	10.870871	8.71%	1,797
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.334165	11.829684	4.37%	84,933
2011	11.368465	11.334165	-0.30%	77,276
2010	10.950340	11.368465	3.82%	66,336
2009*	10.000000	10.950340	9.50%	30,820
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.488675	14.854028	29.29%	22,120
2011	10.544560	11.488675	8.95%	16,138
2010*	10.000000	10.544560	5.45%	5,136
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.459146	12.377498	8.01%	5,749
2011	10.989038	11.459146	4.28%	7,694
2010	10.391310	10.989038	5.75%	9,722
2009	9.602059	10.391310	8.22%	9,675
2008	10.834137	9.602059	-11.37%	15,394
2007	10.409923	10.834137	4.08%	5,999
2006*	10.000000	10.409923	4.10%	2,824
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.402661	47.038503	16.42%	1,783
2011	38.243765	40.402661	5.65%	1,986
2010	35.306707	38.243765	8.32%	2,053
2009	27.472344	35.306707	28.52%	2,069
2008	32.737222	27.472344	-16.08%	3,125
2007	31.136832	32.737222	5.14%	6,313
2006	28.469072	31.136832	9.37%	9,025
2005	25.695091	28.469072	10.80%	10,546
2004	23.653460	25.695091	8.63%	13,630
2003	18.742335	23.653460	26.20%	28,927
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.406309	50.486228	28.12%	27,639
2011	53.762017	39.406309	-26.70%	5,858
2010	42.943373	53.762017	25.19%	7,111
2009	20.409502	42.943373	110.41%	8,384
2008	58.713950	20.409502	-65.24%	9,876
2007	43.230067	58.713950	35.82%	12,290
2006	31.398017	43.230067	37.68%	15,006
2005	24.099223	31.398017	30.29%	16,884
2004	19.394982	24.099223	24.25%	25,174
2003	12.744182	19.394982	52.19%	42,705

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.351010	48.316428	2.04%	24,140
2011	57.419739	47.351010	-17.54%	3,698
2010	45.015030	57.419739	27.56%	3,700
2009	28.951032	45.015030	55.49%	3,702
2008	54.446893	28.951032	-46.83%	3,713
2007	37.953355	54.446893	43.46%	4,991
2006	30.886919	37.953355	22.88%	5,696
2005	20.631596	30.886919	49.71%	6,336
2004	16.826365	20.631596	22.61%	10,570
2003	11.774488	16.826365	42.91%	13,270
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.639938	-3.60%	1,384
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.419739	16.416717	6.47%	2,496
2011	16.375138	15.419739	-5.83%	4,794
2010	13.086941	16.375138	25.13%	4,808
2009*	10.000000	13.086941	30.87%	4,385

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.819678	11.475886	16.87%	8,527
2011	10.893002	9.819678	-9.85%	7,619
2010	8.722650	10.893002	24.88%	7,179
2009	6.198064	8.722650	40.73%	5,215
2008*	10.000000	6.198064	-38.02%	4,534
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.975831	14.804972	5.93%	112,769
2011	12.677558	13.975831	10.24%	122,274
2010	12.225190	12.677558	3.70%	145,866
2009	11.243940	12.225190	8.73%	120,105
2008	11.581808	11.243940	-2.92%	136,499
2007	10.723102	11.581808	8.01%	94,816
2006	10.699603	10.723102	0.22%	100,307
2005	10.678747	10.699603	0.20%	129,989
2004	10.230418	10.678747	4.38%	96,997
2003*	10.000000	10.230418	2.30%	40,443
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.293928	15.047642	13.19%	21,402
2011	13.068760	13.293928	1.72%	25,410
2010	11.605666	13.068760	12.61%	31,896
2009	9.961739	11.605666	16.50%	33,552
2008	15.437641	9.961739	-35.47%	39,566
2007	15.660629	15.437641	-1.42%	50,277
2006	13.557656	15.660629	15.51%	73,927
2005	13.134404	13.557656	3.22%	103,337
2004	11.783152	13.134404	11.47%	120,661
2003	9.233843	11.783152	27.61%	144,873
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.745193	13.478073	14.75%	4,416
2011	11.988741	11.745193	-2.03%	6,298
2010	10.190630	11.988741	17.64%	11,202
2009	7.949586	10.190630	28.19%	10,415
2008	10.652040	7.949586	-25.37%	3,461
2007	11.053441	10.652040	-3.63%	10,629
2006*	10.000000	11.053441	10.53%	5,373
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.421855	13.475079	8.48%	80,538
2011	13.067152	12.421855	-4.94%	87,218
2010	12.067934	13.067152	8.28%	48,338
2009*	10.000000	12.067934	20.64%	15,004

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.056008	17.190298	14.18%	73,198
2011	15.176213	15.056008	-0.79%	66,746
2010	12.226094	15.176213	24.13%	67,607
2009	9.912640	12.226094	23.34%	68,636
2008	14.544896	9.912640	-31.85%	65,234
2007	14.842255	14.544896	-2.00%	71,271
2006	13.149784	14.842255	12.87%	93,739
2005	12.430106	13.149784	5.79%	102,501
2004	10.337754	12.430106	20.24%	107,260
2003	7.605654	10.337754	35.92%	85,297
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.305934	12.488505	10.46%	23,961
2011	11.357968	11.305934	-0.46%	25,117
2010	10.027613	11.357968	13.27%	28,075
2009	7.599551	10.027613	31.95%	32,802
2008	11.747891	7.599551	-35.31%	36,018
2007	11.049299	11.747891	6.32%	39,158
2006	10.256425	11.049299	7.73%	43,183
2005	10.033608	10.256425	2.22%	56,509
2004	9.576172	10.033608	4.78%	67,237
2003	7.703845	9.576172	24.30%	67,753
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.077254	14.930538	14.17%	304,459
2011	13.011532	13.077254	0.51%	329,634
2010	11.485265	13.011532	13.29%	319,770
2009	9.215577	11.485265	24.63%	353,220
2008	14.861839	9.215577	-37.99%	352,448
2007	14.314078	14.861839	3.83%	395,961
2006	12.562472	14.314078	13.94%	504,178
2005	12.163248	12.562472	3.28%	624,487
2004	11.143887	12.163248	9.15%	759,168
2003	8.800186	11.143887	26.63%	890,833
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.617148	17.012719	8.94%	56,258
2011	14.521692	15.617148	7.54%	53,447
2010	12.765013	14.521692	13.76%	43,353
2009	10.557930	12.765013	20.90%	38,653
2008	15.192008	10.557930	-30.50%	46,347
2007	14.375687	15.192008	5.68%	73,896
2006	12.510464	14.375687	14.91%	83,315
2005	12.149293	12.510464	2.97%	113,594
2004	11.723937	12.149293	3.63%	133,448
2003	9.807948	11.723937	19.54%	154,610

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.186390	17.519704	8.24%	141,342
2011	16.042727	16.186390	0.90%	207,928
2010	14.987624	16.042727	7.04%	221,903
2009	12.614835	14.987624	18.81%	239,782
2008	13.792665	12.614835	-8.54%	250,742
2007	13.268123	13.792665	3.95%	279,665
2006	12.912779	13.268123	2.75%	304,591
2005	12.921360	12.912779	-0.07%	396,729
2004	12.640599	12.921360	2.22%	490,070
2003	12.244728	12.640599	3.23%	610,075
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.154354	12.289221	10.17%	0
2011	11.338883	11.154354	-1.63%	8,976
2010	10.195394	11.338883	11.22%	8,976
2009	8.324343	10.195394	22.48%	0
2008	11.262606	8.324343	-26.09%	0
2007	10.508981	11.262606	7.17%	2,553
2006*	10.000000	10.508981	5.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.632757	11.872166	11.66%	3,571
2011	10.900559	10.632757	-2.46%	2,166
2010	9.648611	10.900559	12.98%	4,572
2009	7.595069	9.648611	27.04%	9,121
2008	11.442011	7.595069	-33.62%	4,572
2007	10.528964	11.442011	8.67%	24,349
2006*	10.000000	10.528964	5.29%	6,095
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.066257	11.467459	13.92%	7,511
2011	10.486471	10.066257	-4.01%	13,558
2010	9.163717	10.486471	14.43%	2,372
2009	7.069088	9.163717	29.63%	10,564
2008	11.572273	7.069088	-38.91%	10,564
2007	10.549111	11.572273	9.70%	10,564
2006*	10.000000	10.549111	5.49%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.694050	10.015617	3.32%	23,757
2011	10.365409	9.694050	-6.48%	28,460
2010	8.817909	10.365409	17.55%	44,164
2009	6.057053	8.817909	45.58%	41,367
2008	13.466625	6.057053	-55.02%	51,075
2007	9.373560	13.466625	43.67%	43,954
2006*	10.000000	9.373560	-6.26%	33,998

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.485799	16.745892	15.60%	223,094
2011	14.558594	14.485799	-0.50%	236,437
2010	12.822952	14.558594	13.54%	246,642
2009	9.996397	12.822952	28.28%	295,829
2008	17.686387	9.996397	-43.48%	353,036
2007	17.679134	17.686387	0.04%	455,254
2006	14.923707	17.679134	18.46%	559,447
2005	14.303761	14.923707	4.33%	636,495
2004	13.017728	14.303761	9.88%	787,407
2003	10.133398	10.017728	28.46%	826,957
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.499038	14.123356	13.00%	103,300
2011	12.651861	12.499038	-1.21%	119,435
2010	10.337912	12.651861	22.38%	133,892
2009	8.177572	10.337912	26.42%	168,185
2008	15.710359	8.177572	-47.95%	226,644
2007	12.553328	15.710359	25.15%	310,289
2006	11.922071	12.553328	5.29%	342,097
2005	11.435966	11.922071	4.25%	497,043
2004	11.226098	11.435966	1.87%	634,975
2003	8.570136	11.226098	30.99%	675,435
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.953786	15.719020	12.65%	35,878
2011	13.609972	13.953786	2.53%	37,288
2010	12.124453	13.609972	12.25%	48,612
2009	8.548305	12.124453	41.83%	55,837
2008	11.563598	8.548305	-26.08%	64,249
2007	11.419344	11.563598	1.26%	84,224
2006	10.411407	11.419344	9.68%	284,732
2005	10.293759	10.411407	1.14%	291,396
2004	9.532130	10.293759	7.99%	381,990
2003	7.610038	9.532130	25.26%	599,392
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.842105	13.328934	12.56%	114,117
2011	11.542627	11.842105	2.59%	103,959
2010	10.294121	11.542627	12.13%	106,622
2009	7.249915	10.294121	41.99%	136,533
2008	9.796088	7.249915	-25.99%	75,869
2007*	10.000000	9.796088	-2.04%	79,729

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.568328	14.156871	4.34%	47,223
2011	12.828733	13.568328	5.77%	74,253
2010	12.076844	12.828733	6.23%	88,733
2009	10.583295	12.076844	14.11%	87,805
2008	11.099433	10.583295	-4.65%	63,270
2007	10.797409	11.099433	2.80%	55,587
2006	10.493546	10.797409	2.90%	71,553
2005	10.419995	10.493546	0.71%	50,855
2004	10.125285	10.419995	2.91%	40,006
2003*	10.000000	10.125285	1.25%	6,754
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.346673	11.712215	13.20%	51,155
2011	11.746913	10.346673	-11.92%	60,365
2010	9.251935	11.746913	26.97%	78,938
2009	6.698216	9.251935	38.13%	59,466
2008	11.224769	6.698216	-40.33%	59,035
2007	9.853242	11.224769	13.92%	63,486
2006*	10.000000	9.853242	-1.47%	40,781
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	13.081522	15.555301	18.91%	6,220
2011	16.020275	13.081522	-18.34%	6,532
2010	14.372058	16.020275	11.47%	7,448
2009	11.522435	14.372058	24.73%	17,573
2008	20.807759	11.522435	-44.62%	21,530
2007	17.997284	20.807759	15.62%	21,820
2006	15.467025	17.997284	16.36%	26,819
2005	13.177961	15.467025	17.37%	36,037
2004	11.770648	13.177961	11.96%	53,858
2003	8.331809	11.770648	41.27%	59,013
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.127312	14.436022	19.04%	21,555
2011	14.865051	12.127312	-18.42%	27,532
2010	13.333633	14.865051	11.49%	26,960
2009	10.685482	13.333633	24.78%	36,191
2008	19.300799	10.685482	-44.64%	43,023
2007	16.691229	19.300799	15.63%	55,702
2006	14.344227	16.691229	16.36%	69,811
2005	12.226160	14.344227	17.32%	91,954
2004	10.919656	12.226160	11.96%	106,179
2003	7.726868	10.919656	41.32%	82,362

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.201500	16.552264	25.38%	2,512
2011	14.680826	13.201500	-10.08%	6,836
2010	11.768316	14.680826	24.75%	29,657
2009	7.579168	11.768316	55.27%	28,365
2008	15.736301	7.579168	-51.84%	15,987
2007	15.106887	15.736301	4.17%	25,934
2006	13.178479	15.106887	14.63%	21,558
2005	13.025568	13.178479	1.17%	27,404
2004	11.583541	13.025568	12.45%	93,539
2003	7.441418	11.583541	55.66%	73,374
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.856123	13.175492	11.13%	324,272
2011	11.738165	11.856123	1.00%	318,629
2010	10.560423	11.738165	11.15%	340,303
2009	7.894728	10.560423	33.77%	351,518
2008	11.376790	7.894728	-30.61%	124,305
2007	11.115728	11.376790	2.35%	150,973
2006*	10.000000	11.115728	11.16%	77,100
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.886094	11.545575	16.79%	20,964
2011	10.412660	9.886094	-5.06%	22,657
2010	8.231833	10.412660	26.49%	33,752
2009	6.460770	8.231833	27.41%	11,475
2008	9.777596	6.460770	-33.92%	42,995
2007	10.153798	9.777596	-3.71%	10,388
2006*	10.000000	10.153798	1.54%	33,355
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.953922	10.187087	13.77%	17,503
2011	9.218340	8.953922	-2.87%	28,540
2010	8.475367	9.218340	8.77%	15,130
2009	6.595954	8.475367	28.49%	4,150
2008*	10.000000	6.595954	-34.04%	1,200
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.360438	11.564903	11.63%	34,307
2011	12.481496	10.360438	-16.99%	37,230
2010	10.766565	12.481496	15.93%	50,367
2009	6.321955	10.766565	70.30%	26,143
2008	13.540865	6.321955	-53.31%	30,265
2007	10.666212	13.540865	26.95%	14,139
2006*	10.000000	10.666212	6.66%	1,478

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.270384	10.818803	16.70%	11,210
2011	10.520509	9.270384	-11.88%	17,229
2010	9.837385	10.520509	6.94%	20,093
2009	7.268362	9.837385	35.35%	16,341
2008	12.360786	7.268362	-41.20%	5,873
2007	10.854263	12.360786	13.88%	11,153
2006*	10.000000	10.854263	8.54%	7,285
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.494107	17.586463	13.50%	61,508
2011	15.837090	15.494107	-2.17%	101,779
2010	14.035512	15.837090	12.84%	109,542
2009	11.987524	14.035512	17.08%	104,257
2008	11.441428	11.987524	4.77%	82,994
2007	10.446327	11.441428	9.53%	86,080
2006*	10.000000	10.446327	4.46%	5,586
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.642499	-3.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.737053	-2.63%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.136731	24.849103	17.56%	38,876
2011	23.089227	21.136731	-8.46%	22,878
2010	21.536641	23.089227	7.21%	36,868
2009	17.387222	21.536641	23.30%	11,501
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.827190	10.785306	22.18%	116,218
2011	9.615212	8.827190	-8.20%	97,936
2010	9.153635	9.615212	5.04%	127,532
2009	6.354726	9.153635	44.04%	139,955
2008	11.567341	6.354726	-45.06%	171,044
2007	8.582315	11.567341	34.78%	176,269
2006	7.972641	8.582315	7.65%	181,586
2005	7.179879	7.972641	11.04%	217,200
2004	6.169559	7.179879	16.38%	277,059
2003	5.201491	6.169559	18.61%	305,247

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.463381	5.246127	17.54%	128,836
2011	4.953177	4.463381	-9.89%	17,780
2010	4.036206	4.953177	22.72%	21,061
2009	2.607720	4.036206	54.78%	21,192
2008	4.718130	2.607720	-44.73%	23,321
2007	3.930244	4.718130	20.05%	24,917
2006	3.694652	3.930244	6.38%	35,834
2005	3.357287	3.694652	10.05%	39,307
2004	3.384068	3.357287	-0.79%	61,747
2003	2.341922	3.384068	44.50%	102,122
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.444515	12.777721	11.65%	89,103
2011	17.145500	11.444515	-33.25%	12,698
2010	13.901995	17.145500	23.33%	15,578
2009	7.869575	13.901995	76.65%	20,601
2008	16.699513	7.869575	-52.88%	21,874
2007	13.224007	16.699513	26.28%	24,508
2006	9.141690	13.224007	44.66%	44,120
2005	7.023167	9.141690	30.16%	55,419
2004	5.998356	7.023167	17.08%	77,998
2003	4.519598	5.998356	32.72%	94,582
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.439939	17.147153	18.75%	13,089
2011	14.327528	14.439939	0.78%	22,855
2010	11.764239	14.327528	21.79%	11,374
2009	9.412391	11.764239	24.99%	12,737
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.136310	11.587269	14.31%	33,088
2011	10.322888	10.136310	-1.81%	31,734
2010	9.408753	10.322888	9.72%	26,934
2009	7.788820	9.408753	20.80%	20,857
2008	11.739304	7.788820	-33.65%	27,704
2007	11.060891	11.739304	6.13%	11,170
2006*	10.000000	11.060891	10.61%	6,025
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.412896	11.908476	14.36%	15,655
2011	10.746091	10.412896	-3.10%	8,623
2010*	10.000000	10.746091	7.46%	2,458

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.686291	8.645469	12.48%	17,740
2011	7.845440	7.686291	-2.03%	25,185
2010	6.669101	7.845440	17.64%	16,878
2009	5.065003	6.669101	31.67%	17,283
2008	8.376797	5.065003	-39.54%	18,045
2007	7.103661	8.376797	17.92%	25,332
2006	6.782293	7.103661	4.74%	25,252
2005	6.455208	6.782293	5.07%	36,600
2004	6.050040	6.455208	6.70%	31,089
2003	4.620133	6.050040	30.95%	43,110
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.838017	15.652340	13.11%	119,346
2011	13.936878	13.838017	-0.71%	139,649
2010	12.451066	13.936878	11.93%	168,203
2009*	10.000000	12.451066	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.165503	11.604010	14.15%	36,135
2011	10.209472	10.165503	-0.43%	31,956
2010	9.238844	10.209472	10.51%	29,312
2009	7.588470	9.238844	21.75%	32,766
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.381759	11.785385	3.55%	72,141
2011	10.912484	11.381759	4.30%	74,687
2010	10.436622	10.912484	4.56%	83,519
2009	9.433308	10.436622	10.64%	99,907
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.069132	12.126730	20.43%	29,917
2011	11.254382	10.069132	-10.53%	30,123
2010	10.249994	11.254382	9.80%	35,118
2009	7.337562	10.249994	39.69%	28,878
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.365156	10.846099	15.81%	70,675
2011	9.960000	9.365156	-5.97%	80,193
2010	8.542120	9.960000	16.60%	95,714
2009	6.239296	8.542120	36.91%	111,023
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.153379	9.415433	15.48%	19,553
2011	8.453715	8.153379	-3.55%	24,985
2010	7.721847	8.453715	9.48%	26,534
2009	5.989361	7.721847	28.93%	56,770

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.121352	19.348266	13.01%	32,629
2011	16.716897	17.121352	2.42%	34,325
2010	14.975621	16.716897	11.63%	39,287
2009	10.397663	14.975621	44.03%	46,161
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.554747	15.338015	13.16%	72,444
2011	13.235892	13.554747	2.41%	94,067
2010	11.856601	13.235892	11.63%	67,837
2009	8.227523	11.856601	44.11%	92,188
2008	11.599384	8.227523	-29.07%	43,683
2007	11.397886	11.599384	1.77%	33,953
2006	10.446260	11.397886	9.11%	64,453
2005*	10.000000	10.446260	4.46%	35,074
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.547116	13.494159	16.86%	27,633
2011	11.983456	11.547116	-3.64%	29,020
2010	10.492443	11.983456	14.21%	26,933
2009	8.273910	10.492443	26.81%	28,505
2008	13.311361	8.273910	-37.84%	30,942
2007	13.800459	13.311361	-3.54%	39,924
2006	12.069113	13.800459	14.35%	53,337
2005	11.735400	12.069113	2.84%	59,886
2004	10.124293	11.735400	15.91%	83,487
2003	7.808298	10.124293	29.66%	60,584
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.705574	8.889130	15.36%	102,822
2011	8.837654	7.705574	-12.81%	130,936
2010	7.749115	8.837654	14.05%	143,409
2009	5.135407	7.749115	50.90%	195,589
2008*	10.000000	5.135407	-48.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.251044	10.175248	9.99%	1,340
2011	9.685356	9.251044	-4.48%	1,279
2010	7.944449	9.685356	21.91%	0
2009	6.122477	7.944449	29.76%	0
2008*	10.000000	6.122477	-38.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.483576	9.720625	14.58%	0
2011	9.185337	8.483576	-7.64%	0
2010	8.099592	9.185337	13.40%	0
2009	6.355008	8.099592	27.45%	0
2008*	10.000000	6.355008	-36.45%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.919751	10.867888	9.56%	9,556
2011	10.192308	9.919751	-2.67%	12,418
2010	9.357952	10.192308	8.92%	14,612
2009	7.916818	9.357952	18.20%	22,037
2008*	10.000000	7.916818	-20.83%	12,756
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.307046	10.433676	12.11%	31,602
2011	9.771043	9.307046	-4.75%	31,972
2010	8.812871	9.771043	10.87%	45,769
2009	7.194892	8.812871	22.49%	46,616
2008*	10.000000	7.194892	-28.05%	52,975
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.655439	11.299466	6.04%	3,578
2011	10.650655	10.655439	0.04%	3,578
2010	10.108923	10.650655	5.36%	3,666
2009	9.066730	10.108923	11.49%	2,831
2008*	10.000000	9.066730	-9.33%	780
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.618214	10.661747	10.85%	48,754
2011	9.982416	9.618214	-3.65%	48,545
2010	9.085842	9.982416	9.87%	64,111
2009	7.552592	9.085842	20.30%	77,850
2008*	10.000000	7.552592	-24.47%	37,110
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.968194	10.137244	13.04%	17,979
2011	9.536164	8.968194	-5.96%	18,061
2010	8.531026	9.536164	11.78%	20,107
2009	6.831944	8.531026	24.87%	19,732
2008*	10.000000	6.831944	-31.68%	13,497
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.192902	11.064882	8.55%	5,055
2011	10.360114	10.192902	-1.61%	5,070
2010	9.631751	10.360114	7.56%	2,990
2009	8.296674	9.631751	16.09%	3,832
2008*	10.000000	8.296674	-17.03%	59,289
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.746298	12.485812	6.30%	25,332
2011	11.169967	11.746298	5.16%	25,332
2010	10.576480	11.169967	5.61%	25,332
2009	9.855478	10.576480	7.32%	25,332
2008*	10.000000	9.855478	-1.45%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.611065	13.325910	5.67%	3,283
2011	12.054199	12.611065	4.62%	5,362
2010	11.302080	12.054199	6.65%	615
2009	9.839470	11.302080	14.86%	884
2008*	10.000000	9.839470	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.695139	22.773826	15.63%	81
2011	25.718880	19.695139	-23.42%	81
2010	22.440645	25.718880	14.61%	288
2009	13.928802	22.440645	61.11%	288
2008	33.429532	13.928802	-58.33%	343
2007	23.278840	33.429532	43.60%	2,349
2006	17.259135	23.278840	34.88%	2,563
2005	13.189746	17.259135	30.85%	2,608
2004	11.073210	13.189746	19.11%	2,608
2003	6.791842	11.073210	63.04%	4,232
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.731796	25.132746	15.65%	40,636
2011	28.384890	21.731796	-23.44%	37,231
2010	24.758534	28.384890	14.65%	42,341
2009	15.351464	24.758534	61.28%	54,145
2008	36.903183	15.351464	-58.40%	45,226
2007	25.703155	36.903183	43.57%	58,675
2006	19.066801	25.703155	34.81%	62,483
2005	14.569246	19.066801	30.87%	85,815
2004	12.229998	14.569246	19.13%	88,212
2003	7.503370	12.229998	62.99%	86,102
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.164092	16.432766	1.66%	132,278
2011	15.276366	16.164092	5.81%	151,529
2010	14.778718	15.276366	3.37%	208,819
2009	14.588744	14.778718	1.30%	243,813
2008	13.728590	14.588744	6.27%	333,571
2007	12.987757	13.728590	5.70%	325,572
2006	12.739345	12.987757	1.95%	319,813
2005	12.505084	12.739345	1.87%	358,307
2004	12.275758	12.505084	1.87%	455,979
2003	12.199721	12.275758	0.62%	651,797
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.484212	11.956608	14.04%	3,624
2011	11.777490	10.484212	-10.98%	3,653
2010	10.537955	11.777490	11.76%	890
2009	8.234631	10.537955	27.97%	904

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.733973	19.079040	14.01%	20,517
2011	18.798086	16.733973	-10.98%	24,270
2010	16.822765	18.798086	11.74%	25,269
2009	13.150894	16.822765	27.92%	28,477
2008	24.705460	13.150894	-46.77%	35,669
2007	19.697626	24.705460	25.42%	49,607
2006	15.017832	19.697626	31.16%	52,355
2005	11.694054	15.017832	28.42%	46,833
2004	10.366220	11.694054	12.81%	15,806
2003	7.764530	10.366220	33.51%	9,511
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.606187	8.869766	16.61%	0
2011	8.846856	7.606187	-14.02%	12,696
2010	8.350063	8.846856	5.95%	0
2009	6.581420	8.350063	26.87%	0
2008	11.723228	6.581420	-43.86%	0
2007	10.864484	11.723228	7.90%	46
2006*	10.000000	10.864484	8.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.943096	14.798477	14.33%	33,474
2011	13.656755	12.943096	-5.23%	33,549
2010	12.076832	13.656755	13.08%	38,485
2009	9.623865	12.076832	25.49%	39,702
2008	15.446943	9.623865	-37.70%	40,600
2007	14.778924	15.446943	4.52%	40,112
2006	12.818377	14.778924	15.29%	38,304
2005	12.038453	12.818377	6.48%	69,012
2004	10.702064	12.038453	12.49%	59,594
2003	8.226725	10.702064	30.09%	48,181
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.437013	13.420290	7.91%	521
2011	12.496296	12.437013	-0.47%	548
2010	11.535143	12.496296	8.33%	577
2009*	10.000000	11.535143	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.063036	14.464860	10.73%	0
2011	13.366494	13.063036	-2.27%	0
2010	12.094311	13.366494	10.52%	0
2009*	10.000000	12.094311	20.90%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.806695	13.287252	3.75%	97,615
2011	12.611921	12.806695	1.54%	103,259
2010	12.073063	12.611921	4.46%	83,283
2009	11.219083	12.073063	7.61%	85,157
2008	12.101477	11.219083	-7.29%	192,874
2007	11.641531	12.101477	3.95%	242,975
2006	11.115251	11.641531	4.73%	146,501
2005	10.906285	11.115251	1.92%	162,160
2004	10.564049	10.906285	3.24%	114,460
2003	9.923961	10.564049	6.45%	114,826
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.204604	14.434296	9.31%	187,860
2011	13.390343	13.204604	-1.39%	215,108
2010	12.237903	13.390343	9.42%	298,911
2009	10.412824	12.237903	17.53%	315,073
2008	13.743287	10.412824	-24.23%	242,503
2007	13.186120	13.743287	4.23%	259,899
2006	12.003325	13.186120	9.85%	301,072
2005	11.549873	12.003325	3.93%	335,589
2004	10.688646	11.549873	8.06%	291,046
2003	9.025163	10.688646	18.43%	282,540
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.221717	14.837537	12.22%	78,392
2011	13.693488	13.221717	-3.45%	101,385
2010	12.301916	13.693488	11.31%	106,877
2009	10.024929	12.301916	22.71%	121,779
2008	14.811897	10.024929	-32.32%	107,417
2007	14.145692	14.811897	4.71%	142,280
2006	12.518467	14.145692	13.00%	139,587
2005	11.851157	12.518467	5.63%	166,174
2004	10.717277	11.851157	10.58%	255,241
2003	8.578257	10.717277	24.94%	158,305
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.269686	14.142558	6.58%	23,660
2011	13.179063	13.269686	0.69%	26,110
2010	12.310900	13.179063	7.05%	50,315
2009	10.893172	12.310900	13.01%	56,873
2008	12.997689	10.893172	-16.19%	139,667
2007	12.447195	12.997689	4.42%	62,381
2006	11.636906	12.447195	6.96%	86,526
2005	11.289284	11.636906	3.08%	87,462
2004	10.679239	11.289284	5.71%	108,689
2003	9.521061	10.679239	12.16%	110,936

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.397708	15.685978	17.08%	309,487
2011	13.890956	13.397708	-3.55%	344,276
2010	12.937705	13.890956	7.33%	416,369
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.370825	30.559456	15.88%	68,879
2011	27.428840	26.370825	-3.86%	86,703
2010	22.031318	27.428840	24.50%	84,377
2009	16.330450	22.031318	34.91%	90,870
2008	26.054702	16.330450	-37.32%	95,850
2007	24.556798	26.054702	6.10%	116,522
2006	22.651820	24.556798	8.41%	155,959
2005	20.482702	22.651820	10.59%	186,766
2004	17.940543	20.482702	14.17%	210,862
2003	13.505833	17.940543	32.84%	186,315
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.480419	11.325016	-1.35%	294,522
2011	11.637084	11.480419	-1.35%	316,213
2010	11.796315	11.637084	-1.35%	313,846
2009	11.952729	11.796315	-1.31%	446,246
2008	11.872477	11.952729	0.68%	861,803
2007	11.485385	11.872477	3.37%	621,501
2006	11.137564	11.485385	3.12%	589,758
2005	10.996174	11.137564	1.29%	584,525
2004	11.056941	10.996174	-0.55%	536,817
2003	11.138565	10.056941	-0.73%	649,503
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.532028	18.306060	10.73%	76,360
2011	15.876876	16.532028	4.13%	77,289
2010	14.553266	15.876876	9.09%	92,627
2009	11.860742	14.553266	22.70%	94,199
2008	14.536664	11.860742	-18.41%	72,511
2007	14.085245	14.536664	3.20%	179,463
2006	13.618583	14.085245	3.43%	133,129
2005	13.509902	13.618583	0.80%	171,123
2004	12.854836	13.509902	5.10%	182,873
2003	11.622486	12.854836	10.60%	173,191
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.239306	9.410362	14.21%	43,421
2011	9.214979	8.239306	-10.59%	50,803
2010	8.191216	9.214979	12.50%	61,805
2009	6.084812	8.191216	34.62%	90,296
2008*	10.000000	6.084812	-39.15%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.058504	15.102051	15.65%	7,525
2011	15.779675	13.058504	-17.24%	9,430
2010	15.074088	15.779675	4.68%	19,105
2009	11.768783	15.074088	28.09%	21,662
2008	22.230070	11.768783	-47.06%	23,789
2007	21.894163	22.230070	1.53%	43,642
2006	18.080291	21.894163	21.09%	66,439
2005	16.355551	18.080291	10.55%	67,852
2004	13.786097	16.355551	18.64%	37,983
2003*	10.000000	13.786097	37.86%	4,837
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.813259	10.115899	14.78%	19,696
2011	9.201018	8.813259	-4.21%	24,157
2010	8.074482	9.201018	13.95%	20,935
2009	6.306937	8.074482	28.03%	8,677
2008*	10.000000	6.306937	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.680650	11.250478	16.22%	7,652
2011	10.420399	9.680650	-7.10%	11,522
2010*	10.000000	10.420399	4.20%	14,151
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.147953	9.451663	16.00%	0
2011	8.795065	8.147953	-7.36%	0
2010	7.907475	8.795065	11.22%	3,562
2009	6.291166	7.907475	25.69%	7,922
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.224248	10.455602	13.35%	17,210
2011	9.763175	9.224248	-5.52%	21,503
2010	7.803801	9.763175	25.11%	23,500
2009	6.222846	7.803801	25.41%	24,892
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.133713	10.329616	13.09%	84,686
2011	9.689752	9.133713	-5.74%	98,234
2010	7.766574	9.689752	24.76%	107,722
2009	6.213418	7.766574	25.00%	115,630
2008*	10.000000	6.213418	-37.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.802270	11.250215	14.77%	82,230
2011	10.172277	9.802270	-3.64%	89,658
2010	8.619231	10.172277	18.02%	93,873
2009	6.696728	8.619231	28.71%	115,663
2008*	10.000000	6.696728	-33.03%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.657634	15.283278	11.90%	22,485
2011	13.934498	13.657634	-1.99%	23,362
2010	11.259668	13.934498	23.76%	27,520
2009	8.954701	11.259668	25.74%	28,776
2008	16.941859	8.954701	-47.14%	36,044
2007	15.649135	16.941859	8.26%	39,114
2006	15.369821	15.649135	1.82%	51,836
2005	14.413376	15.369821	6.64%	64,283
2004	12.882319	14.413376	11.88%	91,093
2003	9.725788	12.882319	32.46%	101,485
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.739299	36.523118	18.82%	44,243
2011	32.823421	30.739299	-6.35%	49,883
2010	26.280420	32.823421	24.90%	56,231
2009	21.106873	26.280420	24.51%	66,401
2008	31.535594	21.106873	-33.07%	78,820
2007	34.336874	31.535594	-8.16%	105,464
2006	29.673774	34.336874	15.71%	135,023
2005	29.181930	29.673774	1.69%	170,069
2004	25.218705	29.181930	15.72%	219,375
2003	16.297452	25.218705	54.74%	249,459
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.106504	29.745687	13.94%	34,350
2011	28.020726	26.106504	-6.83%	39,817
2010	22.665147	28.020726	23.63%	44,889
2009	17.056405	22.665147	32.88%	53,165
2008	27.972742	17.056405	-39.02%	61,214
2007	27.765664	27.972742	0.75%	76,802
2006	25.120487	27.765664	10.53%	100,416
2005	22.670814	25.120487	10.81%	142,314
2004	19.308104	22.670814	17.42%	177,450
2003	13.879545	19.308104	39.11%	175,450
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.903878	13.411983	12.67%	37,972
2011	12.002966	11.903878	-0.83%	41,904
2010	10.724675	12.002966	11.92%	48,248
2009	8.621508	10.724675	24.39%	65,825
2008	14.953776	8.621508	-42.35%	84,209
2007	14.013068	14.953776	6.71%	96,035
2006	12.500702	14.013068	12.10%	116,286
2005	11.793631	12.500702	6.00%	151,712
2004	10.892809	11.793631	8.27%	168,999
2003	8.659317	10.892809	25.79%	214,895

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.744667	11.130361	14.22%	160,508
2011	9.274797	9.744667	5.07%	161,765
2010	7.221893	9.274797	28.43%	149,903
2009	5.595431	7.221893	29.07%	159,616
2008*	10.000000	5.595431	-44.05%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.512764	10.735896	2.12%	14,530
2011	10.519687	10.512764	-0.07%	17,584
2010	10.411702	10.519687	1.04%	25,573
2009	9.853625	10.411702	5.66%	35,342
2008*	10.000000	9.853625	-1.46%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.707206	13.808265	17.95%	745
2011	13.551092	11.707206	-13.61%	745
2010	12.916734	13.551092	4.91%	745
2009*	10.000000	12.916734	29.12%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.380494	10.711573	3.19%	36,602
2011	10.491860	10.380494	-1.06%	61,274
2010	10.101568	10.491860	3.86%	64,057
2009	9.035620	10.101568	11.80%	57,445
2008	10.580072	9.035620	-14.60%	68,690
2007	10.237167	10.580072	3.35%	83,993
2006	9.958429	10.237167	2.80%	85,808
2005	9.950715	9.958429	0.08%	82,401
2004	10.008909	9.950715	-0.58%	71,878
2003*	10.000000	10.008909	0.09%	35,328
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.033749	8.624133	7.35%	444
2011	8.230749	8.033749	-2.39%	463
2010	6.975368	8.230749	18.00%	23,445
2009	5.760162	6.975368	21.10%	2,491
2008	9.647223	5.760162	-40.29%	0
2007	9.729886	9.647223	-0.85%	0
2006*	10.000000	9.729886	-2.70%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.709959	13.914592	9.48%	0
2011	13.293024	12.709959	-4.39%	610
2010	10.968053	13.293024	21.20%	4,771
2009	8.459602	10.968053	29.65%	373
2008	14.161115	8.459602	-40.26%	961
2007	13.340303	14.161115	6.15%	961
2006	11.892729	13.340303	12.17%	1,922
2005	11.281422	11.892729	5.42%	0
2004*	10.000000	11.281422	12.81%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.387112	16.526682	14.87%	50,136
2011	14.425526	14.387112	-0.27%	32,233
2010	11.471960	14.425526	25.75%	26,054
2009	8.769449	11.471960	30.82%	32,973
2008	17.453795	8.769449	-49.76%	44,330
2007	16.640228	17.453795	4.89%	43,121
2006	16.383114	16.640228	1.57%	70,927
2005	14.784164	16.383114	10.82%	93,508
2004	12.511950	14.784164	18.16%	119,500
2003	10.098682	12.511950	23.90%	122,536
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.341149	23.129348	19.59%	47,871
2011	21.372582	19.341149	-9.50%	60,362
2010	18.680692	21.372582	14.41%	61,770
2009	13.555289	18.680692	37.81%	59,229
2008	22.976209	13.555289	-41.00%	89,403
2007	21.904136	22.976209	4.89%	115,199
2006	18.865932	21.904136	16.10%	150,919
2005	16.725308	18.865932	12.80%	182,487
2004	14.223775	16.725308	17.59%	199,623
2003*	10.000000	14.223775	42.24%	142,950
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.158600	14.544654	19.62%	97,499
2011	13.438803	12.158600	-9.53%	114,284
2010	11.747140	13.438803	14.40%	128,518
2009	8.519524	11.747140	37.88%	143,013
2008	14.439213	8.519524	-41.00%	164,656
2007	13.767875	14.439213	4.88%	200,783
2006	11.857869	13.767875	16.11%	251,845
2005	10.515171	11.857869	12.77%	295,031
2004	8.944883	10.515171	17.56%	351,150
2003	6.339745	8.944883	41.09%	449,717
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.154625	1.55%	7,392
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.544448	15.615420	15.29%	95,047
2011	13.731396	13.544448	-1.36%	114,773
2010	11.988148	13.731396	14.54%	126,515
2009	9.472790	11.988148	26.55%	137,925
2008	15.606456	9.472790	-39.30%	153,753
2007	15.150935	15.606456	3.01%	182,930
2006	13.351587	15.150935	13.48%	207,177
2005	12.770576	13.351587	4.55%	262,003
2004	11.826595	12.770576	7.98%	337,857
2003	9.460540	11.826595	25.01%	374,490

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.503968	11.061742	16.39%	15,901
2011	9.851723	9.503968	-3.53%	13,340
2010	8.092326	9.851723	21.74%	24,926
2009	5.979109	8.092326	35.34%	28,102
2008	9.749103	5.979109	-38.67%	14,393
2007	10.004288	9.749103	-2.55%	18,030
2006*	10.000000	10.004288	0.04%	9,038
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.540903	13.018453	3.81%	6,082
2011	11.725233	12.540903	6.96%	17,462
2010	10.867188	11.725233	7.90%	12,446
2009*	10.000000	10.867188	8.64%	473
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.318862	11.807707	4.32%	83,701
2011	11.358857	11.318862	-0.35%	74,276
2010	10.946630	11.358857	3.77%	65,447
2009*	10.000000	10.946630	9.43%	18,699
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.478993	14.833985	29.23%	49,949
2011	10.541009	11.478993	8.90%	17,270
2010*	10.000000	10.541009	5.41%	5,783
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.426292	12.335750	7.96%	1,782
2011	10.963069	11.426292	4.23%	2,095
2010	10.372014	10.963069	5.70%	2,863
2009	9.589082	10.372014	8.16%	3,028
2008	10.824988	9.589082	-11.42%	3,432
2007	10.406425	10.824988	4.02%	7,789
2006*	10.000000	10.406425	4.06%	5,258
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.109303	46.673255	16.37%	9,259
2011	37.985266	40.109303	5.59%	9,792
2010	35.085823	37.985266	8.26%	10,024
2009	27.314305	35.085823	28.45%	10,059
2008	32.565389	27.314305	-16.12%	10,285
2007	30.989172	32.565389	5.09%	10,830
2006	28.348378	30.989172	9.32%	11,036
2005	25.599081	28.348378	10.74%	11,196
2004	23.577028	25.599081	8.58%	14,067
2003	18.691227	23.577028	26.14%	28,390

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	40.857991	52.319526	28.05%	14,662
2011	55.770790	40.857991	-26.74%	2,053
2010	44.570461	55.770790	25.13%	2,390
2009	21.193516	44.570461	110.30%	5,283
2008	61.000464	21.193516	-65.26%	5,546
2007	44.936453	61.000464	35.75%	11,756
2006	32.653846	44.936453	37.61%	16,286
2005	25.075792	32.653846	30.22%	17,624
2004	20.191153	25.075792	24.19%	21,299
2003	13.274041	20.191153	52.11%	29,007
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	44.081324	44.957225	1.99%	10,847
2011	53.481851	44.081324	-17.58%	929
2010	41.949101	53.481851	27.49%	989
2009	26.992877	41.949101	55.41%	1,056
2008	50.790086	26.992877	-46.85%	2,492
2007	35.422343	50.790086	43.38%	3,172
2006	28.841712	35.422343	22.82%	3,787
2005	19.275174	28.841712	49.63%	5,647
2004	15.728084	19.275174	22.55%	9,209
2003	11.011517	15.728084	42.83%	12,314
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.636684	-3.63%	185
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.398932	16.386239	6.41%	1,704
2011	16.361321	15.398932	-5.88%	1,613
2010	13.082528	16.361321	25.06%	21,457
2009*	10.000000	13.082528	30.78%	4,073

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.801452	11.448774	16.81%	6,281
2011	10.878283	9.801452	-9.90%	6,594
2010	8.715275	10.878283	24.82%	14,774
2009	6.195961	8.715275	40.66%	3,851
2008*	10.000000	6.195961	-38.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.914531	14.732555	5.88%	75,234
2011	12.628349	13.914531	10.18%	79,623
2010	12.183910	12.628349	3.65%	81,566
2009	11.211657	12.183910	8.67%	81,859
2008	11.554412	11.211657	-2.97%	66,367
2007	10.703194	11.554412	7.95%	63,133
2006	10.685142	10.703194	0.17%	53,407
2005	10.669705	10.685142	0.14%	76,506
2004	10.226939	10.669705	4.33%	65,652
2003*	10.000000	10.226939	2.27%	24,270
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.204933	14.939309	13.13%	42,372
2011	12.987835	13.204933	1.67%	44,367
2010	11.539646	12.987835	12.55%	47,805
2009	9.910108	11.539646	16.44%	52,719
2008	15.365439	9.910108	-35.50%	61,106
2007	15.595327	15.365439	-1.47%	105,654
2006	13.507947	15.595327	15.45%	115,651
2005	13.092858	13.507947	3.17%	133,174
2004	11.751833	13.092858	11.41%	147,460
2003	9.213961	11.751833	27.54%	137,995
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.711493	13.432586	14.70%	4,051
2011	11.960402	11.711493	-2.08%	4,324
2010	10.171685	11.960402	17.59%	4,846
2009	7.938834	10.171685	28.13%	12,575
2008	10.643035	7.938834	-25.41%	8,322
2007	11.049729	10.643035	-3.68%	4,642
2006*	10.000000	11.049729	10.50%	2,642
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.405078	13.450045	8.42%	74,267
2011	13.056117	12.405078	-4.99%	82,122
2010	12.063857	13.056117	8.23%	30,396
2009*	10.000000	12.063857	20.64%	15,004

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.982459	17.097628	14.12%	17,054
2011	15.109725	14.982459	-0.84%	17,361
2010	12.178690	15.109725	24.07%	17,761
2009	9.879210	12.178690	23.28%	18,470
2008	14.503198	9.879210	-31.88%	22,187
2007	14.807242	14.503198	-2.05%	19,649
2006	13.125399	14.807242	12.81%	28,852
2005	12.413331	13.125399	5.74%	45,447
2004	10.329023	12.413331	20.18%	53,403
2003	7.603070	10.329023	35.85%	40,196
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.230274	12.398623	10.40%	6,146
2011	11.287657	11.230274	-0.51%	6,623
2010	9.970594	11.287657	13.21%	6,664
2009	7.560169	9.970594	31.88%	6,571
2008	11.692955	7.560169	-35.34%	6,690
2007	11.003223	11.692955	6.27%	6,691
2006	10.218827	11.003223	7.68%	6,604
2005	10.001884	10.218827	2.17%	15,567
2004	9.550729	10.001884	4.72%	26,667
2003	7.687264	9.550729	24.24%	16,854
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.989724	14.823074	14.11%	174,025
2011	12.930981	12.989724	0.45%	199,113
2010	11.419938	12.930981	13.23%	205,616
2009	9.167807	11.419938	24.57%	213,353
2008	14.792314	9.167807	-38.02%	224,081
2007	14.254382	14.792314	3.77%	233,428
2006	12.516404	14.254382	13.89%	478,813
2005	12.124769	12.516404	3.23%	556,423
2004	11.114277	12.124769	9.09%	615,191
2003	8.781243	11.114277	26.57%	751,431
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.512613	16.890247	8.88%	27,546
2011	14.431777	15.512613	7.49%	42,181
2010	12.692396	14.431777	13.70%	32,168
2009	10.503190	12.692396	20.84%	30,873
2008	15.120919	10.503190	-30.54%	32,881
2007	14.315710	15.120919	5.62%	37,236
2006	12.464569	14.315710	14.85%	44,490
2005	12.110835	12.464569	2.92%	58,136
2004	11.692755	12.110835	3.58%	68,826
2003	9.786828	11.692755	19.47%	69,624

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.082889	17.398823	8.18%	110,081
2011	15.948207	16.082889	0.84%	126,550
2010	14.906875	15.948207	6.99%	135,212
2009	12.553222	14.906875	18.75%	148,336
2008	13.732251	12.553222	-8.59%	166,494
2007	13.216733	13.732251	3.90%	210,380
2006	12.869267	13.216733	2.70%	251,502
2005	12.884321	12.869267	-0.12%	324,841
2004	12.610763	12.884321	2.17%	362,655
2003	12.222015	12.610763	3.18%	453,900
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.122350	12.247736	10.12%	1,689
2011	11.312070	11.122350	-1.68%	0
2010	10.176442	11.312070	11.16%	0
2009	8.313085	10.176442	22.41%	0
2008	11.253089	8.313085	-26.13%	1,576
2007	10.505459	11.253089	7.12%	2,232
2006*	10.000000	10.505459	5.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.602215	11.832049	11.60%	2,491
2011	10.874747	10.602215	-2.51%	278
2010	9.630658	10.874747	12.92%	431
2009	7.584783	9.630658	26.97%	600
2008	11.432335	7.584783	-33.65%	809
2007	10.525423	11.432335	8.62%	975
2006*	10.000000	10.525423	5.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.037368	11.428736	13.86%	0
2011	10.461668	10.037368	-4.06%	0
2010	9.146676	10.461668	14.38%	0
2009	7.059531	9.146676	29.56%	0
2008	11.562493	7.059531	-38.94%	0
2007	10.545563	11.562493	9.64%	0
2006*	10.000000	10.545563	5.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.666237	9.981813	3.26%	14,950
2011	10.340902	9.666237	-6.52%	30,075
2010	8.801514	10.340902	17.49%	25,447
2009	6.048851	8.801514	45.51%	36,779
2008	13.455244	6.048851	-55.04%	17,579
2007	9.370407	13.455244	43.59%	23,348
2006*	10.000000	9.370407	-6.30%	6,969

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.388826	16.625347	15.54%	141,143
2011	14.468450	14.388826	-0.55%	182,428
2010	12.750014	14.468450	13.48%	198,257
2009	9.944576	12.750014	28.21%	207,801
2008	17.603654	9.944576	-43.51%	245,299
2007	17.605402	17.603654	-0.01%	272,747
2006	14.868984	17.605402	18.40%	358,874
2005	14.258511	14.868984	4.28%	413,584
2004	12.983123	14.258511	9.82%	511,447
2003	10.111588	12.983123	28.40%	507,922
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.415372	14.021696	12.94%	49,508
2011	12.573533	12.415372	-1.26%	40,359
2010	10.279106	12.573533	22.32%	45,357
2009	8.135167	10.279106	26.35%	39,915
2008	15.636843	8.135167	-47.97%	61,009
2007	12.500955	15.636843	25.09%	90,247
2006	11.878333	12.500955	5.24%	96,745
2005	11.399783	11.878333	4.20%	116,356
2004	11.196253	11.399783	1.82%	185,405
2003	8.551687	11.196253	30.92%	208,417
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.860429	15.605919	12.59%	18,709
2011	13.525764	13.860429	2.47%	20,943
2010	12.055544	13.525764	12.20%	36,392
2009	8.504019	12.055544	41.76%	44,112
2008	11.509516	8.504019	-26.11%	54,382
2007	11.371725	11.509516	1.21%	82,786
2006	10.373232	11.371725	9.63%	150,597
2005	10.261209	10.373232	1.09%	181,969
2004	9.506798	10.261209	7.94%	244,391
2003	7.593653	9.506798	25.19%	309,122
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.814152	13.290710	12.50%	35,180
2011	11.521192	11.814152	2.54%	45,584
2010	10.280217	11.521192	12.07%	49,230
2009	7.243785	10.280217	41.92%	51,548
2008	9.792776	7.243785	-26.03%	23,600
2007*	10.000000	9.792776	-2.07%	54,326

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.508871	14.087669	4.28%	39,121
2011	12.778972	13.508871	5.71%	46,892
2010	12.036092	12.778972	6.17%	52,956
2009	10.552916	12.036092	14.05%	61,219
2008	11.073183	10.552916	-4.70%	15,953
2007	10.777370	11.073183	2.74%	82,379
2006	10.479364	10.777370	2.84%	31,337
2005	10.411178	10.479364	0.65%	32,747
2004	10.121844	10.411178	2.86%	22,889
2003*	10.000000	10.121844	1.22%	10,047
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.316987	11.672670	13.14%	17,913
2011	11.719144	10.316987	-11.96%	16,675
2010	9.234738	11.719144	26.90%	24,706
2009	6.689160	9.234738	38.06%	9,625
2008	11.215287	6.689160	-40.36%	9,421
2007	9.849935	11.215287	13.86%	7,069
2006*	10.000000	9.849935	-1.50%	5,542
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.993968	15.443347	18.85%	1,812
2011	15.921110	12.993968	-18.39%	1,843
2010	14.290321	15.921110	11.41%	2,302
2009	11.462720	14.290321	24.67%	2,379
2008	20.710438	11.462720	-44.65%	2,473
2007	17.922234	20.710438	15.56%	3,015
2006	15.410290	17.922234	16.30%	7,350
2005	13.136258	15.410290	17.31%	7,506
2004	11.739347	13.136258	11.90%	13,050
2003	8.313864	11.739347	41.20%	13,447
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.067997	14.358131	18.98%	51,210
2011	14.799842	12.067997	-18.46%	69,361
2010	13.281875	14.799842	11.43%	71,266
2009	10.649405	13.281875	24.72%	75,812
2008	19.245422	10.649405	-44.67%	75,637
2007	16.651827	19.245422	15.58%	59,155
2006	14.317604	16.651827	16.30%	89,626
2005	12.209635	14.317604	17.26%	91,784
2004	10.910427	12.209635	11.91%	97,961
2003	7.724242	10.910427	41.25%	93,374

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.136939	16.462938	25.32%	8,816
2011	14.616436	13.136939	-10.12%	5,500
2010	11.722632	14.616436	24.69%	5,882
2009	7.553572	11.722632	55.19%	9,500
2008	15.691143	7.553572	-51.86%	7,066
2007	15.071219	15.691143	4.11%	8,910
2006	13.154007	15.071219	14.58%	15,675
2005	13.007940	13.154007	1.12%	17,874
2004	11.573740	13.007940	12.39%	28,021
2003	7.438892	11.573740	55.58%	19,507
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.822160	13.131082	11.07%	92,003
2011	11.710454	11.822160	0.95%	68,701
2010	10.540823	11.710454	11.10%	70,137
2009	7.884068	10.540823	33.70%	69,477
2008	11.367190	7.884068	-30.64%	65,581
2007	11.112000	11.367190	2.30%	82,084
2006*	10.000000	11.112000	11.12%	13,939
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.857727	11.506600	16.73%	2,884
2011	10.388032	9.857727	-5.10%	4,792
2010	8.216525	10.388032	26.43%	339
2009	6.452025	8.216525	27.35%	11,857
2008	9.769322	6.452025	-33.96%	16,382
2007	10.150386	9.769322	-3.75%	470
2006*	10.000000	10.150386	1.50%	4,745
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.937286	10.162991	13.71%	11,129
2011	9.205881	8.937286	-2.92%	12,589
2010	8.468198	9.205881	8.71%	9,603
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.330733	11.525884	11.57%	6,401
2011	12.451999	10.330733	-17.04%	9,234
2010	10.746557	12.451999	15.87%	8,050
2009	6.313407	10.746557	70.22%	9,856
2008	13.529433	6.313407	-53.34%	5,324
2007	10.662627	13.529433	26.89%	2,977
2006*	10.000000	10.662627	6.63%	539

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.243775	10.782261	16.64%	32,192
2011	10.495628	9.243775	-11.93%	54,329
2010	9.819093	10.495628	6.89%	54,603
2009	7.258526	9.819093	35.28%	66,781
2008	12.350333	7.258526	-41.23%	62,444
2007	10.850622	12.350333	13.82%	3,515
2006*	10.000000	10.850622	8.51%	3,384
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.449659	17.527101	13.45%	37,803
2011	15.799654	15.449659	-2.22%	42,178
2010	14.009423	15.799654	12.78%	43,154
2009	11.971313	14.009423	17.02%	55,045
2008	11.431762	11.971313	4.72%	36,226
2007	10.442823	11.431762	9.47%	19,950
2006*	10.000000	10.442823	4.43%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.639190	-3.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.733711	-2.66%	7,039
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.018406	24.697448	17.50%	15,346
2011	22.971594	21.018406	-8.50%	16,731
2010	21.437776	22.971594	7.15%	15,105
2009	17.387222	21.437776	23.30%	11,501
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.773952	10.714814	22.12%	91,890
2011	9.562054	8.773952	-8.24%	75,853
2010	9.107636	9.562054	4.99%	77,458
2009	6.326003	9.107636	43.97%	120,744
2008	11.520915	6.326003	-45.09%	135,393
2007	8.552224	11.520915	34.71%	76,012
2006	7.948696	8.552224	7.59%	61,281
2005	7.161930	7.948696	10.99%	68,758
2004	6.157266	7.161930	16.32%	83,409
2003	5.193752	6.157266	18.55%	86,255

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.436450	5.211821	17.48%	6,762
2011	4.925784	4.436450	-9.93%	0
2010	4.015918	4.925784	22.66%	464
2009	2.595933	4.015918	54.70%	464
2008	4.699186	2.595933	-44.76%	464
2007	3.916461	4.699186	19.99%	548
2006	3.683574	3.916461	6.32%	548
2005	3.348910	3.683574	9.99%	2,970
2004	3.377335	3.348910	-0.84%	3,060
2003	2.338439	3.377335	44.43%	4,343
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.375515	12.694230	11.59%	61,851
2011	17.050778	11.375515	-33.28%	6,937
2010	13.832197	17.050778	23.27%	6,937
2009	7.834034	13.832197	76.57%	7,022
2008	16.632567	7.834034	-52.90%	7,029
2007	13.177706	16.632567	26.22%	9,320
2006	9.114282	13.177706	44.58%	10,133
2005	7.005646	9.114282	30.10%	12,191
2004	5.986432	7.005646	17.03%	18,318
2003	4.512894	5.986432	32.65%	28,126
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.384008	17.072054	18.69%	1,898
2011	14.279258	14.384008	0.73%	8,591
2010	11.730542	14.279258	21.73%	8,780
2009	9.390184	11.730542	24.92%	8,780
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.107238	11.548165	14.26%	32,319
2011	10.298488	10.107238	-1.86%	37,606
2010	9.391265	10.298488	9.66%	30,461
2009	7.778283	9.391265	20.74%	29,042
2008	11.729383	7.778283	-33.69%	18,079
2007	11.057180	11.729383	6.08%	29,345
2006*	10.000000	11.057180	10.57%	16,020
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.404132	11.892421	14.30%	4,786
2011	10.742489	10.404132	-3.15%	4,452
2010*	10.000000	10.742489	7.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.634801	8.583182	12.42%	4,756
2011	7.796820	7.634801	-2.08%	1,921
2010	6.631125	7.796820	17.58%	1,489
2009	5.038723	6.631125	31.60%	1,494
2008	8.337574	5.038723	-39.57%	1,499
2007	7.074000	8.337574	17.86%	18,233
2006	6.757391	7.074000	4.69%	9,720
2005	6.434764	6.757391	5.01%	9,888
2004	6.033943	6.434764	6.64%	4,840
2003	4.610169	6.033943	30.88%	291
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.819345	15.623287	13.05%	74,520
2011	13.925107	13.819345	-0.76%	99,686
2010	12.446849	13.925107	11.88%	120,073
2009*	10.000000	12.446849	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.136363	11.564862	14.09%	64,488
2011	10.185355	10.136363	-0.48%	54,431
2010	9.221689	10.185355	10.45%	55,064
2009	7.578222	9.221689	21.69%	61,505
2008	10.944829	7.578222	-30.76%	61,025
2007	10.458763	10.944829	4.65%	96,286
2006*	10.000000	10.458763	4.59%	63,636
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.349117	11.745615	3.49%	8,340
2011	10.886683	11.349117	4.25%	24,535
2010	10.417221	10.886683	4.51%	28,917
2009	9.420556	10.417221	10.58%	32,288
2008	10.600857	9.420556	-11.13%	43,521
2007	10.440837	10.600857	1.53%	58,887
2006*	10.000000	10.440837	4.41%	10,105
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.040218	12.085782	20.37%	8,081
2011	11.227749	10.040218	-10.58%	8,296
2010	10.230924	11.227749	9.74%	8,986
2009	7.327629	10.230924	39.62%	23,833
2008	12.111276	7.327629	-39.50%	29,641
2007	10.741225	12.111276	12.76%	6,877
2006*	10.000000	10.741225	7.41%	4,408

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.338308	10.809513	15.75%	42,221
2011	9.936478	9.338308	-6.02%	46,142
2010	8.526248	9.936478	16.54%	44,421
2009	6.230855	8.526248	36.84%	46,183
2008	11.327974	6.230855	-45.00%	36,368
2007	10.267965	11.327974	10.32%	18,586
2006*	10.000000	10.267965	2.68%	8,337
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.134094	9.388388	15.42%	6,936
2011	8.437999	8.134094	-3.60%	7,096
2010	7.711392	8.437999	9.42%	8,289
2009	5.984290	7.711392	28.86%	16,396
2008	9.799507	5.984290	-38.93%	6,438
2007*	10.000000	9.799507	-2.00%	4,794
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.006776	19.209010	12.95%	7,646
2011	16.613435	17.006776	2.37%	7,943
2010	14.890479	16.613435	11.57%	12,096
2009	10.343788	14.890479	43.96%	13,776
2008	14.568352	10.343788	-29.00%	17,873
2007	14.327225	14.568352	1.68%	25,425
2006	13.137103	14.327225	9.06%	37,339
2005	13.013356	13.137103	0.95%	50,069
2004	11.987751	13.013356	8.56%	92,590
2003	9.943317	11.987751	20.56%	107,483
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.509026	15.278506	13.10%	43,106
2011	13.197926	13.509026	2.36%	46,693
2010	11.828576	13.197926	11.58%	32,897
2009	8.212227	11.828576	44.04%	30,336
2008	11.583704	8.212227	-29.11%	37,162
2007	11.388285	11.583704	1.72%	83,554
2006	10.442736	11.388285	9.05%	31,678
2005*	10.000000	10.442736	4.43%	28,966
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.469793	13.396973	16.80%	5,297
2011	11.909239	11.469793	-3.69%	4,454
2010	10.432735	11.909239	14.15%	3,512
2009	8.231001	10.432735	26.75%	5,624
2008	13.249079	8.231001	-37.87%	7,154
2007	13.742893	13.249079	-3.59%	23,637
2006	12.024844	13.742893	14.29%	29,322
2005	11.698262	12.024844	2.79%	35,770
2004	10.097367	11.698262	15.85%	40,978
2003	7.791482	10.097367	29.59%	27,435

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.691254	8.868107	15.30%	53,621
2011	8.825688	7.691254	-12.85%	60,393
2010	7.742536	8.825688	13.99%	69,081
2009	5.133661	7.742536	50.82%	90,948
2008*	10.000000	5.133661	-48.66%	3,328
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.233874	10.151205	9.93%	1,502
2011	9.672275	9.233874	-4.53%	1,577
2010	7.937739	9.672275	21.85%	0
2009	6.120401	7.937739	29.69%	0
2008*	10.000000	6.120401	-38.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.901343	10.842213	9.50%	12,572
2011	10.178550	9.901343	-2.72%	14,941
2010	9.350064	10.178550	8.86%	15,653
2009	7.914141	9.350064	18.14%	15,108
2008*	10.000000	7.914141	-20.86%	15,108
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.289782	10.409028	12.05%	4,232
2011	9.757848	9.289782	-4.80%	13,207
2010	8.805424	9.757848	10.82%	4,795
2009	7.192456	8.805424	22.43%	5,097
2008*	10.000000	7.192456	-28.08%	5,099
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.635656	11.272747	5.99%	0
2011	10.636271	10.635656	-0.01%	0
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	3,873
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.600365	10.636554	10.79%	0
2011	9.968937	9.600365	-3.70%	0
2010	9.078170	9.968937	9.81%	0
2009	7.550034	9.078170	20.24%	0
2008*	10.000000	7.550034	-24.50%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.174002	11.038758	8.50%	21,621
2011	10.346130	10.174002	-1.66%	22,410
2010	9.623621	10.346130	7.51%	7,498
2009	8.293877	9.623621	16.03%	7,498
2008*	10.000000	8.293877	-17.06%	7,498
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.724510	12.456312	6.24%	15,806
2011	11.154881	11.724510	5.11%	17,817
2010	10.567560	11.154881	5.56%	12,475
2009	9.852148	10.567560	7.26%	16,022
2008*	10.000000	9.852148	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.587652	13.294413	5.61%	3,567
2011	12.037904	12.587652	4.57%	3,566
2010	11.292531	12.037904	6.60%	3,995
2009	9.836146	11.292531	14.81%	9,170
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.583210	22.632906	15.57%	0
2011	25.585692	19.583210	-23.46%	0
2010	22.335735	25.585692	14.55%	0
2009	13.870698	22.335735	61.03%	0
2008	33.307042	13.870698	-58.36%	0
2007	23.205358	33.307042	43.53%	35
2006	17.213353	23.205358	34.81%	35
2005	13.161389	17.213353	30.79%	205
2004	11.054993	13.161389	19.05%	223
2003	6.784099	11.054993	62.95%	742
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.625554	24.997175	15.59%	10,843
2011	28.260426	21.625554	-23.48%	11,314
2010	24.662454	28.260426	14.59%	19,465
2009	15.299635	24.662454	61.20%	18,015
2008	36.797325	15.299635	-58.42%	19,076
2007	25.642476	36.797325	43.50%	25,805
2006	19.031401	25.642476	34.74%	16,226
2005	14.549538	19.031401	30.80%	40,385
2004	12.219653	14.549538	19.07%	15,687
2003	7.500827	12.219653	62.91%	4,175

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.055896	16.314484	1.61%	99,297
2011	15.181780	16.055896	5.76%	159,465
2010	14.694661	15.181780	3.31%	166,510
2009	14.513118	14.694661	1.25%	191,390
2008	13.664343	14.513118	6.21%	281,866
2007	12.933561	13.664343	5.65%	266,808
2006	12.692608	12.933561	1.90%	180,184
2005	12.465513	12.692608	1.82%	213,505
2004	12.243119	12.465513	1.82%	226,966
2003	12.173458	12.243119	0.57%	321,868
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.424572	11.882533	13.99%	0
2011	11.716421	10.424572	-11.03%	0
2010	10.488624	11.716421	11.71%	718
2009	8.200240	10.488624	27.91%	779
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.652161	18.976122	13.96%	6,949
2011	18.715659	16.652161	-11.03%	7,846
2010	16.757493	18.715659	11.69%	5,385
2009	13.106515	16.757493	27.86%	3,860
2008	24.634597	13.106515	-46.80%	6,653
2007	19.651130	24.634597	25.36%	19,531
2006	14.989960	19.651130	31.10%	15,985
2005	11.678247	14.989960	28.36%	11,927
2004	10.357459	11.678247	12.75%	5,363
2003	7.761892	10.357459	33.44%	1,729
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.584319	8.839774	16.55%	3,630
2011	8.825898	7.584319	-14.07%	399
2010	8.334511	8.825898	5.90%	410
2009	6.572504	8.334511	26.81%	421
2008	11.713296	6.572504	-43.89%	432
2007	10.860812	11.713296	7.85%	448
2006*	10.000000	10.860812	8.61%	514
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.878109	14.716704	14.28%	26,384
2011	13.595059	12.878109	-5.27%	26,757
2010	12.028363	13.595059	13.03%	27,172
2009	9.590102	12.028363	25.42%	27,172
2008	15.400568	9.590102	-37.73%	27,172
2007	14.742058	15.400568	4.47%	26,331
2006	12.792856	14.742058	15.24%	8,062
2005	12.020568	12.792856	6.42%	8,271
2004	10.691584	12.020568	12.43%	9,983
2003	8.222834	10.691584	30.02%	25,782

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.420224	13.395360	7.85%	4,049
2011	12.485749	12.420224	-0.52%	4,147
2010	11.531239	12.485749	8.28%	6,657
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.045391	14.437980	10.67%	0
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.742431	13.213856	3.70%	48,755
2011	12.554982	12.742431	1.49%	54,546
2010	12.024651	12.554982	4.41%	61,709
2009	11.179749	12.024651	7.56%	66,324
2008	12.065159	11.179749	-7.34%	45,508
2007	11.612509	12.065159	3.90%	35,886
2006	11.093142	11.612509	4.68%	43,209
2005	10.890089	11.093142	1.86%	65,662
2004	10.553714	10.890089	3.19%	76,870
2003	9.919273	10.553714	6.40%	85,697
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.138332	14.354555	9.26%	268,378
2011	13.329878	13.138332	-1.44%	297,934
2010	12.188811	13.329878	9.36%	333,322
2009	10.376310	12.188811	17.47%	362,668
2008	13.702051	10.376310	-24.27%	262,852
2007	13.153254	13.702051	4.17%	294,685
2006	11.979453	13.153254	9.80%	384,897
2005	11.532734	11.979453	3.87%	427,356
2004	10.678199	11.532734	8.00%	442,274
2003	9.020903	10.678199	18.37%	372,836
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.155324	14.755526	12.16%	60,405
2011	13.631623	13.155324	-3.49%	61,037
2010	12.252537	13.631623	11.26%	70,909
2009	9.989754	12.252537	22.65%	94,115
2008	14.767442	9.989754	-32.35%	105,537
2007	14.110426	14.767442	4.66%	114,591
2006	12.493570	14.110426	12.94%	126,876
2005	11.833566	12.493570	5.58%	122,601
2004	10.706793	11.833566	10.52%	126,060
2003	8.574196	10.706793	24.87%	148,829

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.203082	14.064436	6.52%	72,429
2011	13.119542	13.203082	0.64%	74,254
2010	12.261505	13.119542	7.00%	103,257
2009	10.854964	12.261505	12.96%	117,461
2008	12.958668	10.854964	-16.23%	108,068
2007	12.416152	12.958668	4.37%	157,709
2006	11.613758	12.416152	6.91%	181,274
2005	11.272511	11.613758	3.03%	214,062
2004	10.668780	11.272511	5.66%	212,112
2003	9.516564	10.668780	12.11%	212,629
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.379633	15.656863	17.02%	158,192
2011	13.879239	13.379633	-3.60%	179,509
2010	12.937705	13.879239	7.28%	239,988
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.194264	30.339423	15.82%	27,227
2011	27.258994	26.194264	-3.91%	35,629
2010	21.905984	27.258994	24.44%	39,955
2009	16.245788	21.905984	34.84%	45,333
2008	25.932810	16.245788	-37.35%	53,209
2007	24.454381	25.932810	6.05%	79,500
2006	22.568763	24.454381	8.35%	116,919
2005	20.417909	22.568763	10.53%	132,863
2004	17.892866	20.417909	14.11%	127,705
2003	13.476762	17.892866	32.77%	142,647
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.403562	11.243481	-1.40%	262,650
2011	11.565023	11.403562	-1.40%	273,407
2010	11.729216	11.565023	-1.40%	269,694
2009	11.890766	11.729216	-1.36%	321,001
2008	11.816919	11.890766	0.62%	533,671
2007	11.437465	11.816919	3.32%	415,830
2006	11.096705	11.437465	3.07%	329,257
2005	10.961374	11.096705	1.23%	366,203
2004	11.027537	10.961374	-0.60%	343,261
2003	11.114578	11.027537	-0.78%	569,823

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.421308	18.174214	10.67%	37,225
2011	15.778518	16.421308	4.07%	36,698
2010	14.470434	15.778518	9.04%	40,617
2009	11.799208	14.470434	22.64%	43,636
2008	14.468591	11.799208	-18.45%	62,338
2007	14.026433	14.468591	3.15%	93,379
2006	13.568574	14.026433	3.37%	98,185
2005	13.467108	13.568574	0.75%	116,999
2004	12.820626	13.467108	5.04%	129,297
2003	11.597439	12.820626	10.55%	115,419
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.223973	9.388074	14.15%	11,665
2011	9.202487	8.223973	-10.63%	16,363
2010	8.184265	9.202487	12.44%	16,976
2009	6.082741	8.184265	34.55%	17,647
2008*	10.000000	6.082741	-39.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.001272	15.028221	15.59%	6,330
2011	15.718480	13.001272	-17.29%	6,689
2010	15.023225	15.718480	4.63%	6,759
2009	11.735032	15.023225	28.02%	9,784
2008	22.177588	11.735032	-47.09%	13,390
2007	21.853598	22.177588	1.48%	16,090
2006	18.055902	21.853598	21.03%	18,956
2005	16.341750	18.055902	10.49%	17,373
2004	13.781443	16.341750	18.58%	22,097
2003*	10.000000	13.781443	37.81%	2,737
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.796906	10.091991	14.72%	15,669
2011	9.188587	8.796906	-4.26%	18,508
2010	8.067649	9.188587	13.89%	13,146
2009	6.304802	8.067649	27.96%	5,859
2008*	10.000000	6.304802	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.672458	11.235257	16.16%	6,682
2011	10.416860	9.672458	-7.15%	9,929
2010*	10.000000	10.416860	4.17%	14,050
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.132803	9.429299	15.94%	27,113
2011	8.783164	8.132803	-7.40%	54,227
2010	7.900785	8.783164	11.17%	55,220
2009	6.289031	7.900785	25.63%	57,222
2008*	10.000000	6.289031	-37.11%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.207097	10.430873	13.29%	4,323
2011	9.749946	9.207097	-5.57%	4,458
2010	7.797173	9.749946	25.04%	10,441
2009	6.220733	7.797173	25.34%	11,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.116761	10.305201	13.04%	51,592
2011	9.676660	9.116761	-5.79%	52,985
2010	7.760008	9.676660	24.70%	55,288
2009	6.211307	7.760008	24.93%	60,447
2008*	10.000000	6.211307	-37.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.784057	11.223612	14.71%	46,315
2011	10.158513	9.784057	-3.69%	57,851
2010	8.611937	10.158513	17.96%	60,675
2009	6.694455	8.611937	28.64%	74,855
2008*	10.000000	6.694455	-33.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.570259	15.177795	11.85%	7,979
2011	13.852352	13.570259	-2.04%	8,903
2010	11.198962	13.852352	23.69%	10,301
2009	8.910934	11.198962	25.68%	10,504
2008	16.867623	8.910934	-47.17%	11,305
2007	15.588507	16.867623	8.21%	20,551
2006	15.318030	15.588507	1.77%	26,802
2005	14.372068	15.318030	6.58%	30,524
2004	12.851906	14.372068	11.83%	32,432
2003	9.707740	12.851906	32.39%	37,573
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.533520	36.260190	18.76%	15,319
2011	32.620202	30.533520	-6.40%	16,360
2010	26.130932	32.620202	24.83%	18,438
2009	20.997459	26.130932	24.45%	21,047
2008	31.388067	20.997459	-33.10%	27,783
2007	34.193682	31.388067	-8.21%	36,537
2006	29.564986	34.193682	15.66%	48,067
2005	29.089641	29.564986	1.63%	56,988
2004	25.151693	29.089641	15.66%	86,601
2003	16.262376	25.151693	54.66%	84,424

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.931771	29.531592	13.88%	34,569
2011	27.847272	25.931771	-6.88%	45,488
2010	22.536251	27.847272	23.57%	51,046
2009	16.967998	22.536251	32.82%	54,114
2008	27.841912	16.967998	-39.06%	64,888
2007	27.649899	27.841912	0.69%	57,264
2006	25.028404	27.649899	10.47%	88,247
2005	22.599126	25.028404	10.75%	110,201
2004	19.256799	22.599126	17.36%	109,482
2003	13.849676	19.256799	39.04%	99,939
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.824177	13.315422	12.61%	23,616
2011	11.928634	11.824177	-0.88%	24,650
2010	10.663668	11.928634	11.86%	25,338
2009	8.576821	10.663668	24.33%	22,139
2008	14.883829	8.576821	-42.37%	26,278
2007	13.954626	14.883829	6.66%	33,120
2006	12.454858	13.954626	12.04%	41,279
2005	11.756316	12.454858	5.94%	67,378
2004	10.863847	11.756316	8.22%	79,410
2003	8.640665	10.863847	25.73%	83,002
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.726579	11.104067	14.16%	37,457
2011	9.262269	9.726579	5.01%	54,674
2010	7.215778	9.262269	28.36%	68,431
2009	5.593521	7.215778	29.00%	75,150
2008*	10.000000	5.593521	-44.06%	951
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.493248	10.710524	2.07%	23,224
2011	10.505471	10.493248	-0.12%	24,816
2010	10.402907	10.505471	0.99%	25,324
2009	9.850295	10.402907	5.61%	26,235
2008*	10.000000	9.850295	-1.50%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.691392	13.782602	17.89%	0
2011	13.539657	11.691392	-13.65%	0
2010	12.912369	13.539657	4.86%	0
2009*	10.000000	12.912369	29.12%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.334992	10.659198	3.14%	24,660
2011	10.451154	10.334992	-1.11%	26,582
2010	10.067484	10.451154	3.81%	22,110
2009	9.009695	10.067484	11.74%	24,417
2008	10.555062	9.009695	-14.64%	23,586
2007	10.218181	10.555062	3.30%	25,654
2006	9.944989	10.218181	2.75%	23,583
2005	9.942308	9.944989	0.03%	34,020
2004	10.005513	9.942308	-0.63%	50,530
2003*	10.000000	10.005513	0.06%	63,959
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.010729	8.595051	7.29%	528
2011	8.211320	8.010729	-2.44%	566
2010	6.962419	8.211320	17.94%	604
2009	5.752371	6.962419	21.04%	11,926
2008	9.639072	5.752371	-40.32%	11,384
2007	9.726615	9.639072	-0.90%	0
2006*	10.000000	9.726615	-2.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.660703	13.853638	9.42%	358
2011	13.248211	12.660703	-4.43%	368
2010	10.936610	13.248211	21.14%	0
2009	8.439623	10.936610	29.59%	0
2008	14.134860	8.439623	-40.29%	425
2007	13.322362	14.134860	6.10%	425
2006	11.882732	13.322362	12.12%	425
2005	11.277640	11.882732	5.37%	0
2004*	10.000000	11.277640	12.78%	154
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.290760	16.407668	14.81%	29,853
2011	14.336167	14.290760	-0.32%	35,659
2010	11.406673	14.336167	25.68%	16,315
2009	8.723969	11.406673	30.75%	16,584
2008	17.372133	8.723969	-49.78%	16,770
2007	16.570821	17.372133	4.84%	19,179
2006	16.323041	16.570821	1.52%	29,658
2005	14.737397	16.323041	10.76%	49,558
2004	12.478694	14.737397	18.10%	50,147
2003	10.076931	12.478694	23.83%	34,284

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.256315	23.016209	19.53%	24,502
2011	21.289616	19.256315	-9.55%	32,399
2010	18.617594	21.289616	14.35%	33,265
2009	13.516351	18.617594	37.74%	38,425
2008	22.921857	13.516351	-41.03%	48,925
2007	21.863480	22.921857	4.84%	59,473
2006	18.840442	21.863480	16.05%	80,783
2005	16.711161	18.840442	12.74%	107,201
2004	14.218957	16.711161	17.53%	161,217
2003*	10.000000	14.218957	42.19%	148,182
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.086923	14.451565	19.56%	28,194
2011	13.366337	12.086923	-9.57%	33,017
2010	11.689703	13.366337	14.34%	44,918
2009	8.482166	11.689703	37.82%	51,050
2008	14.383197	8.482166	-41.03%	78,218
2007	13.721463	14.383197	4.82%	96,454
2006	11.823860	13.721463	16.05%	111,291
2005	10.490302	11.823860	12.71%	133,741
2004	8.928255	10.490302	17.50%	168,356
2003	6.331165	8.928255	41.02%	193,803
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.153699	1.54%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.453826	15.503064	15.23%	53,716
2011	13.646425	13.453826	-1.41%	59,735
2010	11.919993	13.646425	14.48%	62,551
2009	9.423709	11.919993	26.49%	71,323
2008	15.533481	9.423709	-39.33%	65,297
2007	15.087777	15.533481	2.95%	92,806
2006	13.302642	15.087777	13.42%	116,533
2005	12.730190	13.302642	4.50%	133,731
2004	11.795169	12.730190	7.93%	149,455
2003	9.440180	11.795169	24.95%	156,352
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.476668	11.024374	16.33%	4,016
2011	9.828402	9.476668	-3.58%	4,307
2010	8.077252	9.828402	21.68%	4,463
2009	5.971012	8.077252	35.27%	6,755
2008	9.740855	5.971012	-38.70%	2,644
2007	10.000925	9.740855	-2.60%	2,661
2006*	10.000000	10.000925	0.01%	2,173

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.523974	12.994281	3.76%	6,856
2011	11.715321	12.523974	6.90%	7,205
2010	10.863506	11.715321	7.84%	10,441
2009*	10.000000	10.863506	8.64%	473
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.303572	11.785758	4.27%	45,353
2011	11.349250	11.303572	-0.40%	34,835
2010	10.942921	11.349250	3.71%	27,306
2009*	10.000000	10.942921	9.43%	18,699
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.469343	14.813993	29.16%	8,621
2011	10.537474	11.469343	8.84%	6,362
2010*	10.000000	10.537474	5.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.393500	12.294099	7.90%	1,239
2011	10.937141	11.393500	4.17%	1,239
2010	10.352730	10.937141	5.64%	789
2009	9.576107	10.352730	8.11%	1,612
2008	10.815830	9.576107	-11.46%	824
2007	10.402929	10.815830	3.97%	1,554
2006*	10.000000	10.402929	4.03%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	39.840934	46.337422	16.31%	0
2011	37.750186	39.840934	5.54%	0
2010	34.886363	37.750186	8.21%	68
2009	27.172779	34.886363	28.39%	647
2008	32.413104	27.172779	-16.17%	647
2007	30.859988	32.413104	5.03%	1,235
2006	28.244481	30.859988	9.26%	1,834
2005	25.518160	28.244481	10.68%	3,131
2004	23.514411	25.518160	8.52%	4,763
2003	18.651037	23.514411	26.08%	9,254
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	40.584488	51.942908	27.99%	1,724
2011	55.425541	40.584488	-26.78%	0
2010	44.316971	55.425541	25.07%	0
2009	21.083641	44.316971	110.20%	0
2008	60.715138	21.083641	-65.27%	0
2007	44.749051	60.715138	35.68%	732
2006	32.534103	44.749051	37.55%	750
2005	24.996452	32.534103	30.15%	1,721
2004	20.137470	24.996452	24.13%	1,761
2003	13.245459	20.137470	52.03%	3,365

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	43.786283	44.633626	1.94%	10,447
2011	53.150799	43.786283	-17.62%	6,450
2010	41.710547	53.150799	27.43%	6,450
2009	26.852986	41.710547	55.33%	6,450
2008	50.552578	26.852986	-46.88%	6,450
2007	35.274668	50.552578	43.31%	6,635
2006	28.735989	35.274668	22.75%	6,638
2005	19.214216	28.735989	49.56%	6,646
2004	15.686285	19.214216	22.49%	6,653
2003	10.987828	15.686285	42.76%	34,415
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.633425	-3.67%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.378152	16.355805	6.36%	787
2011	16.347518	15.378152	-5.93%	6,558
2010	13.078108	16.347518	25.00%	880
2009*	10.000000	13.078108	30.78%	4,073

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.841377	17.326930	16.75%	0
2011	16.480266	14.841377	-9.94%	0
2010	13.210063	16.480266	24.76%	0
2009	9.396216	13.210063	40.59%	0
2008	14.839422	9.396216	-36.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.853507	14.660477	5.83%	0
2011	12.579318	13.853507	10.13%	0
2010	12.142758	12.579318	3.60%	0
2009	11.179458	12.142758	8.62%	0
2008	11.527071	11.179458	-3.02%	0
2007	10.683311	11.527071	7.90%	0
2006	10.670686	10.683311	0.12%	0
2005	10.660662	10.670686	0.09%	0
2004	10.223456	10.660662	4.28%	0
2003*	10.000000	10.223456	2.23%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.116528	14.831750	13.08%	696
2011	12.907424	13.116528	1.62%	703
2010	11.474011	12.907424	12.49%	710
2009	9.858737	11.474011	16.38%	716
2008	15.293548	9.858737	-35.54%	721
2007	15.530272	15.293548	-1.52%	734
2006	13.458402	15.530272	15.39%	742
2005	13.051431	13.458402	3.12%	748
2004	11.720585	13.051431	11.35%	1,200
2003	9.194119	11.720585	27.48%	1,207
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.677860	13.387193	14.64%	0
2011	11.932093	11.677860	-2.13%	0
2010	10.152758	11.932093	17.53%	0
2009	7.928090	10.152758	28.06%	0
2008	10.634032	7.928090	-25.45%	0
2007	11.046020	10.634032	-3.73%	0
2006*	10.000000	11.046020	10.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.388328	13.425066	8.37%	5,101
2011	13.045088	12.388328	-5.03%	5,101
2010	12.059777	13.045088	8.17%	0
2009*	10.000000	12.059777	20.60%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.909191	17.005377	14.06%	0
2011	15.043438	14.909191	-0.89%	0
2010	12.131407	15.043438	24.00%	0
2009	9.845842	12.131407	23.21%	0
2008	14.461573	9.845842	-31.92%	0
2007	14.772279	14.461573	-2.10%	0
2006	13.101031	14.772279	12.76%	0
2005	12.396547	13.101031	5.68%	0
2004	10.320294	12.396547	20.12%	0
2003	7.600492	10.320294	35.78%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.155011	12.309273	10.35%	0
2011	11.217703	11.155011	-0.56%	0
2010	9.913825	11.217703	13.15%	0
2009	7.520932	9.913825	31.82%	0
2008	11.638187	7.520932	-35.38%	0
2007	10.957272	11.638187	6.21%	0
2006	10.181289	10.957272	7.62%	0
2005	9.970177	10.181289	2.12%	571
2004	9.525286	9.970177	4.67%	584
2003	7.670681	9.525286	24.18%	584
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.902704	14.716283	14.06%	12,646
2011	12.850866	12.902704	0.40%	13,187
2010	11.354934	12.850866	13.17%	13,209
2009	9.120253	11.354934	24.50%	14,862
2008	14.723077	9.120253	-38.05%	14,344
2007	14.194908	14.723077	3.72%	14,394
2006	12.470481	14.194908	13.83%	14,480
2005	12.086394	12.470481	3.18%	14,779
2004	11.084718	12.086394	9.04%	14,959
2003	8.762333	11.084718	26.50%	15,326
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.408708	16.768590	8.83%	0
2011	14.342372	15.408708	7.43%	0
2010	12.620167	14.342372	13.65%	0
2009	10.448718	12.620167	20.78%	0
2008	15.050138	10.448718	-30.57%	0
2007	14.255975	15.050138	5.57%	0
2006	12.418841	14.255975	14.79%	0
2005	12.072519	12.418841	2.87%	0
2004	11.661674	12.072519	3.52%	0
2003	9.765754	11.661674	19.41%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.979969	17.278688	8.13%	741
2011	15.854161	15.979969	0.79%	2,535
2010	14.826476	15.854161	6.93%	4,137
2009	12.491847	14.826476	18.69%	4,137
2008	13.672045	12.491847	-8.63%	4,137
2007	13.165512	13.672045	3.85%	2,343
2006	12.825871	13.165512	2.65%	2,343
2005	12.847380	12.825871	-0.17%	2,343
2004	12.580977	12.847380	2.12%	11,002
2003	12.199338	12.580977	3.13%	18,854
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.090415	12.206349	10.06%	0
2011	11.285309	11.090415	-1.73%	0
2010	10.157509	11.285309	11.10%	0
2009	8.301827	10.157509	22.35%	0
2008	11.243560	8.301827	-26.16%	0
2007	10.501921	11.243560	7.06%	0
2006*	10.000000	10.501921	5.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.571829	11.792140	11.54%	0
2011	10.849065	10.571829	-2.56%	0
2010	9.612773	10.849065	12.86%	0
2009	7.574533	9.612773	26.91%	0
2008	11.422675	7.574533	-33.69%	0
2007	10.521894	11.422675	8.56%	0
2006*	10.000000	10.521894	5.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.008543	11.390127	13.80%	0
2011	10.436903	10.008543	-4.10%	0
2010	9.129655	10.436903	14.32%	0
2009	7.049968	9.129655	29.50%	0
2008	11.552705	7.049968	-38.98%	0
2007	10.542019	11.552705	9.59%	0
2006*	10.000000	10.542019	5.42%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.638456	9.948062	3.21%	0
2011	10.316401	9.638456	-6.57%	845
2010	8.785117	10.316401	17.43%	845
2009	6.040655	8.785117	45.43%	845
2008	13.443845	6.040655	-55.07%	845
2007	9.367249	13.443845	43.52%	0
2006*	10.000000	9.367249	-6.33%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.292433	16.505584	15.48%	4,858
2011	14.378804	14.292433	-0.60%	5,393
2010	12.677441	14.378804	13.42%	5,416
2009	9.892995	12.677441	28.15%	5,442
2008	17.521257	9.892995	-43.54%	7,185
2007	17.531934	17.521257	-0.06%	9,110
2006	14.814417	17.531934	18.34%	18,945
2005	14.213371	14.814417	4.23%	22,199
2004	12.948586	14.213371	9.77%	25,860
2003	10.089795	12.948586	28.33%	23,413
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.332230	13.920714	12.88%	6,729
2011	12.495657	12.332230	-1.31%	7,758
2010	10.220627	12.495657	22.26%	8,928
2009	8.093000	10.220627	26.29%	10,213
2008	15.563709	8.093000	-48.00%	9,549
2007	12.448828	15.563709	25.02%	10,335
2006	11.834788	12.448828	5.19%	10,514
2005	11.363725	11.834788	4.15%	10,557
2004	11.166492	11.363725	1.77%	15,295
2003	8.533273	11.166492	30.86%	16,615
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.767645	15.493571	12.54%	994
2011	13.442010	13.767645	2.42%	1,003
2010	11.986961	13.442010	12.14%	1,015
2009	8.459919	11.986961	41.69%	2,370
2008	11.455663	8.459919	-26.15%	2,379
2007	11.324289	11.455663	1.16%	2,399
2006	10.335185	11.324289	9.57%	2,410
2005	10.228738	10.335185	1.04%	2,420
2004	9.481524	10.228738	7.88%	5,895
2003	7.577300	9.481524	25.13%	8,272
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.786232	13.252545	12.44%	2,577
2011	11.499779	11.786232	2.49%	2,577
2010	10.266316	11.499779	12.01%	2,577
2009	7.237660	10.266316	41.85%	3,061
2008	9.789459	7.237660	-26.07%	0
2007*	10.000000	9.789459	-2.11%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.449621	14.018752	4.23%	0
2011	12.729366	13.449621	5.66%	0
2010	11.995456	12.729366	6.12%	0
2009	10.522621	11.995456	14.00%	1,876
2008	11.046997	10.522621	-4.75%	0
2007	10.757370	11.046997	2.69%	0
2006	10.465216	10.757370	2.79%	0
2005	10.402383	10.465216	0.60%	0
2004	10.118423	10.402383	2.81%	0
2003*	10.000000	10.118423	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.287348	11.633223	13.08%	0
2011	11.691389	10.287348	-12.01%	0
2010	9.217537	11.691389	26.84%	0
2009	6.680093	9.217537	37.99%	0
2008	11.205785	6.680093	-40.39%	0
2007	9.846616	11.205785	13.80%	642
2006*	10.000000	9.846616	-1.53%	656
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.906937	15.332114	18.79%	544
2011	15.822499	12.906937	-18.43%	843
2010	14.209012	15.822499	11.36%	1,414
2009	11.403279	14.209012	24.60%	1,429
2008	20.613530	11.403279	-44.68%	1,447
2007	17.847473	20.613530	15.50%	1,459
2006	15.353778	17.847473	16.24%	1,467
2005	13.094692	15.353778	17.25%	1,475
2004	11.708141	13.094692	11.84%	3,901
2003	8.295957	11.708141	41.13%	3,904
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.008939	14.280589	18.92%	2,792
2011	14.734890	12.008939	-18.50%	3,161
2010	13.230275	14.734890	11.37%	3,161
2009	10.613415	13.230275	24.66%	3,161
2008	19.190138	10.613415	-44.69%	3,161
2007	16.612455	19.190138	15.52%	3,161
2006	14.290986	16.612455	16.24%	1,847
2005	12.193101	14.290986	17.21%	1,847
2004	10.901182	12.193101	11.85%	1,847
2003	7.721614	10.901182	41.18%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.072699	16.374110	25.25%	0
2011	14.552334	13.072699	-10.17%	0
2010	11.677127	14.552334	24.62%	0
2009	7.528076	11.677127	55.11%	388
2008	15.646148	7.528076	-51.89%	388
2007	15.035657	15.646148	4.06%	447
2006	13.129617	15.035657	14.52%	607
2005	12.990391	13.129617	1.07%	788
2004	11.563978	12.990391	12.33%	990
2003	7.436365	11.563978	55.51%	822
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.788201	13.086696	11.02%	3,708
2011	11.682728	11.788201	0.90%	3,708
2010	10.521206	11.682728	11.04%	3,708
2009	7.873384	10.521206	33.63%	2,686
2008	11.357564	7.873384	-30.68%	0
2007	11.108263	11.357564	2.24%	0
2006*	10.000000	11.108263	11.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	15.587078	18.185049	16.67%	0
2011	16.433932	15.587078	-5.15%	0
2010	13.005172	16.433932	26.36%	0
2009	10.217490	13.005172	27.28%	0
2008	15.478667	10.217490	-33.99%	0
2007	16.090636	15.478667	-3.80%	0
2006	13.956702	16.090636	15.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.301042	11.486921	11.51%	0
2011	12.422511	10.301042	-17.08%	0
2010	10.726539	12.422511	15.81%	0
2009	6.304842	10.726539	70.13%	0
2008	13.517984	6.304842	-53.36%	0
2007	10.659039	13.517984	26.82%	0
2006*	10.000000	10.659039	6.59%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.217228	10.745836	16.58%	0
2011	10.470799	9.217228	-11.97%	0
2010	9.800819	10.470799	6.84%	0
2009	7.248694	9.800819	35.21%	0
2008	12.339884	7.248694	-41.26%	0
2007	10.846970	12.339884	13.76%	0
2006*	10.000000	10.846970	8.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.405352	17.467958	13.39%	0
2011	15.762310	15.405352	-2.26%	0
2010	13.983398	15.762310	12.72%	0
2009	11.955131	13.983398	16.97%	0
2008	11.422100	11.955131	4.67%	0
2007	10.439316	11.422100	9.41%	0
2006*	10.000000	10.439316	4.39%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.635882	-3.64%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.730361	-2.70%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.900660	24.546613	17.44%	1,778
2011	22.854476	20.900660	-8.55%	1,558
2010	21.339290	22.854476	7.10%	1,558
2009	17.316121	21.339290	23.23%	1,068
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.721040	10.644779	22.06%	3,776
2011	9.509210	8.721040	-8.29%	3,807
2010	9.061898	9.509210	4.94%	3,671
2009	6.297416	9.061898	43.90%	3,536
2008	11.474682	6.297416	-45.12%	3,593
2007	8.522247	11.474682	34.64%	4,282
2006	7.924857	8.522247	7.54%	4,443
2005	7.144059	7.924857	10.93%	4,949
2004	6.145006	7.144059	16.26%	7,170
2003	5.186035	6.145006	18.49%	7,297

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.409716	5.177780	17.42%	1,378
2011	4.898570	4.409716	-9.98%	1,378
2010	3.995742	4.898570	22.59%	1,378
2009	2.584197	3.995742	54.62%	1,378
2008	4.680325	2.584197	-44.79%	1,378
2007	3.902724	4.680325	19.92%	1,378
2006	3.672506	3.902724	6.27%	1,378
2005	3.340536	3.672506	9.94%	1,378
2004	3.370605	3.340536	-0.89%	1,378
2003	2.334963	3.370605	44.35%	1,378
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.306871	12.611206	11.54%	2,051
2011	16.956484	11.306871	-33.32%	2,597
2010	13.762660	16.956484	23.21%	2,597
2009	7.798599	13.762660	76.48%	3,281
2008	16.565770	7.798599	-52.92%	3,281
2007	13.131471	16.565770	26.15%	3,281
2006	9.086896	13.131471	44.51%	3,281
2005	6.988123	9.086896	30.03%	3,281
2004	5.974486	6.988123	16.97%	6,237
2003	4.506173	5.974486	32.58%	6,237
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.328229	16.997205	18.63%	0
2011	14.231083	14.328229	0.68%	0
2010	11.696896	14.231083	21.67%	0
2009	9.368008	11.696896	24.86%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.819348	15.781466	14.20%	0
2011	14.087976	13.819348	-1.91%	0
2010	12.853443	14.087976	9.60%	0
2009	10.651224	12.853443	20.68%	1,437
2008	16.069848	10.651224	-33.72%	3,000
2007	15.156623	16.069848	6.03%	3,059
2006	12.762021	15.156623	18.76%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.395371	11.876359	14.25%	0
2011	10.738866	10.395371	-3.20%	0
2010*	10.000000	10.738866	7.39%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.583645	8.521345	12.36%	689
2011	7.748509	7.583645	-2.13%	697
2010	6.593381	7.748509	17.52%	159
2009	5.012580	6.593381	31.54%	167
2008	8.298523	5.012580	-39.60%	175
2007	7.044463	8.298523	17.80%	192
2006	6.732585	7.044463	4.63%	202
2005	6.414387	6.732585	4.96%	210
2004	6.017884	6.414387	6.59%	219
2003	4.600232	6.017884	30.82%	228
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.800679	15.594250	13.00%	3,889
2011	13.913344	13.800679	-0.81%	4,593
2010	12.442635	13.913344	11.82%	4,604
2009*	10.000000	12.442635	24.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.107259	11.525811	14.03%	0
2011	10.161246	10.107259	-0.53%	0
2010	9.204535	10.161246	10.39%	0
2009	7.567959	9.204535	21.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.316569	11.705983	3.44%	0
2011	10.860962	11.316569	4.19%	0
2010	10.397879	10.860962	4.45%	0
2009	9.407821	10.397879	10.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.011409	12.044977	20.31%	0
2011	11.201198	10.011409	-10.62%	0
2010	10.211900	11.201198	9.69%	0
2009	7.317716	10.211900	39.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.311508	10.773015	15.70%	0
2011	9.912974	9.311508	-6.07%	0
2010	8.510393	9.912974	16.48%	0
2009	6.222418	8.510393	36.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	0
2008	9.796181	5.979217	-38.96%	0
2007*	10.000000	9.796181	-2.04%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.892929	19.070736	12.89%	1,060
2011	16.510569	16.892929	2.32%	1,060
2010	14.805788	16.510569	11.51%	1,060
2009	10.290167	14.805788	43.88%	1,060
2008	14.500192	10.290167	-29.03%	1,060
2007	14.267463	14.500192	1.63%	1,060
2006	13.088926	14.267463	9.00%	5,564
2005	12.972189	13.088926	0.90%	8,182
2004	11.955882	12.972189	8.50%	13,660
2003	9.921909	11.955882	20.50%	14,151
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.463468	15.219247	13.04%	0
2011	13.160066	13.463468	2.31%	0
2010	11.800636	13.160066	11.52%	0
2009	8.196988	11.800636	43.96%	0
2008	11.568076	8.196988	-29.14%	0
2007	11.378717	11.568076	1.66%	0
2006	10.439233	11.378717	9.00%	0
2005*	10.000000	10.439233	4.39%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.393001	13.300526	16.74%	0
2011	11.835488	11.393001	-3.74%	0
2010	10.373383	11.835488	14.09%	0
2009	8.188324	10.373383	26.69%	0
2008	13.187082	8.188324	-37.91%	0
2007	13.685555	13.187082	-3.64%	0
2006	11.980731	13.685555	14.23%	932
2005	11.661238	11.980731	2.74%	1,864
2004	10.070517	11.661238	15.80%	1,864
2003	7.774693	10.070517	29.53%	1,864
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.676969	8.847134	15.24%	2,250
2011	8.813764	7.676969	-12.90%	3,150
2010	7.735999	8.813764	13.93%	3,150
2009	5.131922	7.735999	50.74%	8,375
2008*	10.000000	5.131922	-48.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.216719	10.127191	9.88%	0
2011	9.659198	9.216719	-4.58%	0
2010	7.931024	9.659198	21.79%	0
2009	6.118329	7.931024	29.63%	0
2008*	10.000000	6.118329	-38.82%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.582525	10.611392	10.74%	0
2011	9.955449	9.582525	-3.75%	0
2010	9.070489	9.955449	9.76%	0
2009	7.547472	9.070489	20.18%	0
2008*	10.000000	7.547472	-24.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.702783	12.426914	6.19%	0
2011	11.139841	11.702783	5.05%	0
2010	10.558648	11.139841	5.50%	0
2009	9.848830	10.558648	7.21%	1,006
2008*	10.000000	9.848830	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.471803	22.492709	15.51%	0
2011	25.453036	19.471803	-23.50%	0
2010	22.231185	25.453036	14.49%	0
2009	13.812777	22.231185	60.95%	0
2008	33.184857	13.812777	-58.38%	0
2007	23.132005	33.184857	43.46%	0
2006	17.167614	23.132005	34.74%	0
2005	13.133057	17.167614	30.72%	0
2004	11.036792	13.133057	18.99%	0
2003	6.776365	11.036792	62.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.519831	24.862318	15.53%	947
2011	28.136524	21.519831	-23.52%	1,185
2010	24.566755	28.136524	14.53%	1,185
2009	15.247993	24.566755	61.11%	1,873
2008	36.691806	15.247993	-58.44%	1,873
2007	25.581976	36.691806	43.43%	2,339
2006	18.996097	25.581976	34.67%	2,341
2005	14.529882	18.996097	30.74%	804
2004	12.209330	14.529882	19.01%	0
2003	7.498277	12.209330	62.83%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.948407	16.197017	1.56%	271
2011	15.087774	15.948407	5.70%	271
2010	14.611075	15.087774	3.26%	271
2009	14.437885	14.611075	1.20%	271
2008	13.600397	14.437885	6.16%	271
2007	12.879601	13.600397	5.60%	271
2006	12.646037	12.879601	1.85%	271
2005	12.426052	12.646037	1.77%	271
2004	12.210544	12.426052	1.76%	271
2003	12.147237	12.210544	0.52%	271

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.365269	11.808942	13.93%	150
2011	11.655675	10.365269	-11.07%	159
2010	10.439526	11.655675	11.65%	169
2009	8.165994	10.439526	27.84%	178
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.570732	18.873735	13.90%	0
2011	18.633579	16.570732	-11.07%	0
2010	16.692442	18.633579	11.63%	0
2009	13.062257	16.692442	27.79%	747
2008	24.563902	13.062257	-46.82%	747
2007	19.604737	24.563902	25.30%	747
2006	14.962124	19.604737	31.03%	0
2005	11.662449	14.962124	28.29%	0
2004	10.348693	11.662449	12.69%	0
2003	7.759258	10.348693	33.37%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.562534	8.809907	16.49%	0
2011	8.805007	7.562534	-14.11%	0
2010	8.319006	8.805007	5.84%	0
2009	6.563605	8.319006	26.74%	0
2008	11.703384	6.563605	-43.92%	0
2007	10.857171	11.703384	7.79%	0
2006*	10.000000	10.857171	8.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.813421	14.635334	14.22%	0
2011	13.533627	12.813421	-5.32%	0
2010	11.980071	13.533627	12.97%	0
2009	9.556444	11.980071	25.36%	0
2008	15.354325	9.556444	-37.76%	0
2007	14.705289	15.354325	4.41%	0
2006	12.767402	14.705289	15.18%	0
2005	12.002712	12.767402	6.37%	0
2004	10.681108	12.002712	12.37%	0
2003	8.218945	10.681108	29.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.678390	13.140760	3.65%	4,430
2011	12.498208	12.678390	1.44%	4,430
2010	11.976342	12.498208	4.36%	4,430
2009	11.140488	11.976342	7.50%	4,430
2008	12.028901	11.140488	-7.39%	0
2007	11.583512	12.028901	3.85%	0
2006	11.071052	11.583512	4.63%	0
2005	10.873912	11.071052	1.81%	0
2004	10.543381	10.873912	3.13%	0
2003	9.914588	10.543381	6.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.072309	14.275165	9.20%	1,149
2011	13.269596	13.072309	-1.49%	1,132
2010	12.139841	13.269596	9.31%	1,111
2009	10.339873	12.139841	17.41%	1,053
2008	13.660867	10.339873	-24.31%	0
2007	13.120417	13.660867	4.12%	0
2006	11.955598	13.120417	9.74%	0
2005	11.515594	11.955598	3.82%	0
2004	10.667735	11.515594	7.95%	0
2003	9.016631	10.667735	18.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.089201	14.673907	12.11%	0
2011	13.569976	13.089201	-3.54%	0
2010	12.203317	13.569976	11.20%	0
2009	9.954672	12.203317	22.59%	0
2008	14.723058	9.954672	-32.39%	0
2007	14.075186	14.723058	4.60%	0
2006	12.468670	14.075186	12.88%	0
2005	11.815958	12.468670	5.52%	0
2004	10.696293	11.815958	10.47%	0
2003	8.570137	10.696293	24.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.136785	13.986697	6.47%	0
2011	13.060279	13.136785	0.59%	0
2010	12.212310	13.060279	6.94%	0
2009	10.816900	12.212310	12.90%	0
2008	12.919773	10.816900	-16.28%	0
2007	12.385198	12.919773	4.32%	0
2006	11.590666	12.385198	6.85%	0
2005	11.255804	11.590666	2.98%	0
2004	10.658362	11.255804	5.61%	0
2003	9.512081	10.658362	12.05%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.361565	15.627770	16.96%	29,370
2011	13.867515	13.361565	-3.65%	32,069
2010	12.933335	13.867515	7.22%	33,255
2009*	10.000000	12.933335	29.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.018843	30.120934	15.77%	279
2011	27.090157	26.018843	-3.95%	288
2010	21.781329	27.090157	24.37%	0
2009	16.161541	21.781329	34.77%	256
2008	25.811450	16.161541	-37.39%	256
2007	24.352351	25.811450	5.99%	256
2006	22.485972	24.352351	8.30%	256
2005	20.353296	22.485972	10.48%	256
2004	17.845279	20.353296	14.05%	256
2003	13.447730	17.845279	32.70%	26
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.327199	11.162510	-1.45%	6,675
2011	11.493389	11.327199	-1.45%	2,827
2010	11.662474	11.493389	-1.45%	4,125
2009	11.829103	11.662474	-1.41%	4,169
2008	11.761601	11.829103	0.57%	13,073
2007	11.389731	11.761601	3.26%	10,818
2006	11.055984	11.389731	3.02%	2,388
2005	10.926674	11.055984	1.18%	2,388
2004	10.998203	10.926674	-0.65%	2,388
2003	11.090636	10.998203	-0.83%	3,555
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.311379	18.043381	10.62%	711
2011	15.680829	16.311379	4.02%	6,997
2010	14.388142	15.680829	8.98%	6,997
2009	11.738054	14.388142	22.58%	11,144
2008	14.400908	11.738054	-18.49%	6,750
2007	13.967937	14.400908	3.10%	1,773
2006	13.518819	13.967937	3.32%	1,866
2005	13.424511	13.518819	0.70%	3,940
2004	12.786566	13.424511	4.99%	8,196
2003	11.572500	12.786566	10.49%	8,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.208702	9.365886	14.10%	6,924
2011	9.190058	8.208702	-10.68%	7,234
2010	8.177359	9.190058	12.38%	7,244
2009	6.080687	8.177359	34.48%	8,219
2008*	10.000000	6.080687	-39.19%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.944228	14.954677	15.53%	368
2011	15.657454	12.944228	-17.33%	368
2010	14.972479	15.657454	4.57%	368
2009	11.701327	14.972479	27.96%	368
2008	22.125147	11.701327	-47.11%	368
2007	21.813054	22.125147	1.43%	487
2006	18.031528	21.813054	20.97%	725
2005	16.327943	18.031528	10.43%	602
2004	13.776777	16.327943	18.52%	368
2003*	10.000000	13.776777	37.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.780546	10.068108	14.66%	75
2011	9.176149	8.780546	-4.31%	80
2010	8.060818	9.176149	13.84%	85
2009	6.302657	8.060818	27.90%	0
2008*	10.000000	6.302657	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.664277	11.220043	16.10%	0
2011	10.413311	9.664277	-7.19%	0
2010*	10.000000	10.413311	4.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.117705	9.407007	15.88%	0
2011	8.771301	8.117705	-7.45%	0
2010	7.894107	8.771301	11.11%	0
2009	6.286901	7.894107	25.56%	0
2008*	10.000000	6.286901	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.190016	10.406227	13.23%	0
2011	9.736789	9.190016	-5.62%	0
2010	7.790588	9.736789	24.98%	0
2009	6.218621	7.790588	25.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.099807	10.280814	12.98%	0
2011	9.663566	9.099807	-5.83%	0
2010	7.753436	9.663566	24.64%	1,419
2009	6.209196	7.753436	24.87%	1,419
2008*	10.000000	6.209196	-37.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.765885	11.197061	14.65%	0
2011	10.144778	9.765885	-3.73%	0
2010	8.604649	10.144778	17.90%	0
2009	6.692181	8.604649	28.58%	0
2008*	10.000000	6.692181	-33.08%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.483308	15.072879	11.79%	605
2011	13.770569	13.483308	-2.09%	609
2010	11.138481	13.770569	23.63%	615
2009	8.867311	11.138481	25.61%	1,523
2008	16.793597	8.867311	-47.20%	1,155
2007	15.528017	16.793597	8.15%	1,329
2006	15.266316	15.528017	1.71%	1,338
2005	14.330796	15.266316	6.53%	1,177
2004	12.821504	14.330796	11.77%	2,595
2003	9.689686	12.821504	32.32%	2,601
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.329013	35.999038	18.70%	0
2011	32.418151	30.329013	-6.44%	150
2010	25.982239	32.418151	24.77%	150
2009	20.888577	25.982239	24.38%	240
2008	31.241186	20.888577	-33.14%	240
2007	34.051054	31.241186	-8.25%	240
2006	29.456548	34.051054	15.60%	887
2005	28.997596	29.456548	1.58%	887
2004	25.084829	28.997596	15.60%	887
2003	16.227347	25.084829	54.58%	1,002
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.758071	29.318872	13.82%	607
2011	27.674761	25.758071	-6.93%	432
2010	22.407994	27.674761	23.50%	432
2009	16.880000	22.407994	32.75%	118
2008	27.711600	16.880000	-39.09%	118
2007	27.534538	27.711600	0.64%	118
2006	24.936594	27.534538	10.42%	2,852
2005	22.527605	24.936594	10.69%	4,182
2004	19.205589	22.527605	17.30%	4,380
2003	13.819838	19.205589	38.97%	4,425
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.744968	13.219491	12.55%	15,855
2011	11.854736	11.744968	-0.93%	15,820
2010	10.602976	11.854736	11.81%	15,778
2009	8.532324	10.602976	24.27%	16,518
2008	14.814157	8.532324	-42.40%	23,133
2007	13.896397	14.814157	6.60%	26,692
2006	12.409166	13.896397	11.98%	26,658
2005	11.719115	12.409166	5.89%	26,667
2004	10.834968	11.719115	8.16%	26,635
2003	8.622061	10.834968	25.67%	26,621

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.708479	11.077778	14.10%	2,577
2011	9.249704	9.708479	4.96%	2,599
2010	7.209649	9.249704	28.30%	2,625
2009	5.591616	7.209649	28.94%	6,646
2008*	10.000000	5.591616	-44.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.473767	10.685207	2.02%	0
2011	10.491270	10.473767	-0.17%	0
2010	10.394113	10.491270	0.93%	0
2009	9.846962	10.394113	5.56%	0
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.675592	13.756990	17.83%	0
2011	13.528212	11.675592	-13.69%	0
2010	12.908002	13.528212	4.80%	0
2009*	10.000000	12.908002	29.08%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.289693	10.607117	3.08%	2,530
2011	10.410601	10.289693	-1.16%	2,554
2010	10.033500	10.410601	3.76%	2,161
2009	8.983830	10.033500	11.68%	2,161
2008	10.530103	8.983830	-14.68%	2,161
2007	10.199219	10.530103	3.24%	2,161
2006	9.931551	10.199219	2.70%	2,161
2005	9.933898	9.931551	-0.02%	2,161
2004	10.002124	9.933898	-0.68%	2,161
2003*	10.000000	10.002124	0.02%	2,161
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	9.989016	10.712200	7.24%	0
2011	10.244319	9.989016	-2.49%	0
2010	8.690609	10.244319	17.88%	0
2009	7.183867	8.690609	20.97%	0
2008	12.043892	7.183867	-40.35%	0
2007	12.159478	12.043892	-0.95%	0
2006	11.722254	12.159478	3.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.174240	14.408229	9.37%	0
2011	13.792558	13.174240	-4.48%	0
2010	11.391748	13.792558	21.07%	0
2009	8.795299	11.391748	29.52%	0
2008	14.738047	8.795299	-40.32%	0
2007	13.897962	14.738047	6.04%	0
2006	12.402412	13.897962	12.06%	0
2005	11.776812	12.402412	5.31%	0
2004	10.549163	11.776812	11.64%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.195058	16.289505	14.75%	921
2011	14.247372	14.195058	-0.37%	929
2010	11.341777	14.247372	25.62%	1,011
2009	8.678735	11.341777	30.68%	1,038
2008	17.290851	8.678735	-49.81%	1,022
2007	16.501698	17.290851	4.78%	1,936
2006	16.263170	16.501698	1.47%	1,894
2005	14.690755	16.263170	10.70%	1,845
2004	12.445509	14.690755	18.04%	2,827
2003	10.055227	12.445509	23.77%	2,855
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.171909	22.903668	19.46%	0
2011	21.207036	19.171909	-9.60%	0
2010	18.554780	21.207036	14.29%	0
2009	13.477578	18.554780	37.67%	0
2008	22.867724	13.477578	-41.06%	0
2007	21.822967	22.867724	4.79%	160
2006	18.815041	21.822967	15.99%	294
2005	16.697062	18.815041	12.68%	2,208
2004	14.214155	16.697062	17.47%	2,568
2003*	10.000000	14.214155	42.14%	2,900
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.015625	14.359018	19.50%	2,682
2011	13.294223	12.015625	-9.62%	2,682
2010	11.632540	13.294223	14.28%	2,682
2009	8.444970	11.632540	37.75%	2,682
2008	14.327425	8.444970	-41.06%	3,103
2007	13.675231	14.327425	4.77%	6,037
2006	11.789981	13.675231	15.99%	14,516
2005	10.465531	11.789981	12.66%	15,042
2004	8.911680	10.465531	17.44%	18,689
2003	6.322604	8.911680	40.95%	19,556
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.152770	1.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.363724	15.391416	15.17%	14,288
2011	13.561894	13.363724	-1.46%	14,288
2010	11.852164	13.561894	14.43%	15,385
2009	9.374830	11.852164	26.43%	15,801
2008	15.460789	9.374830	-39.36%	21,974
2007	15.024833	15.460789	2.90%	25,442
2006	13.253841	15.024833	13.36%	25,940
2005	12.689909	13.253841	4.44%	26,180
2004	11.763806	12.689909	7.87%	27,745
2003	9.419845	11.763806	24.88%	28,131

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.449469	10.987135	16.27%	0
2011	9.805147	9.449469	-3.63%	0
2010	8.062226	9.805147	21.62%	0
2009	5.962922	8.062226	35.21%	0
2008	9.732608	5.962922	-38.73%	0
2007	9.997565	9.732608	-2.65%	5,080
2006*	10.000000	9.997565	-0.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.507049	12.970120	3.70%	0
2011	11.705408	12.507049	6.85%	0
2010	10.859825	11.705408	7.79%	0
2009*	10.000000	10.859825	8.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.288307	11.763864	4.21%	0
2011	11.339656	11.288307	-0.45%	0
2010	10.939212	11.339656	3.66%	0
2009*	10.000000	10.939212	9.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.459676	14.793998	29.10%	0
2011	10.533927	11.459676	8.79%	0
2010*	10.000000	10.533927	5.34%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.360821	12.252610	7.85%	0
2011	10.911279	11.360821	4.12%	0
2010	10.333491	10.911279	5.59%	0
2009	9.563160	10.333491	8.06%	0
2008	10.806679	9.563160	-11.51%	0
2007	10.399424	10.806679	3.92%	0
2006*	10.000000	10.399424	3.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	39.574208	46.003812	16.25%	98
2011	37.516437	39.574208	5.48%	98
2010	34.687929	37.516437	8.15%	98
2009	27.031931	34.687929	28.32%	98
2008	32.261466	27.031931	-16.21%	98
2007	30.731273	32.261466	4.98%	98
2006	28.140902	30.731273	9.21%	98
2005	25.437438	28.140902	10.63%	98
2004	23.451931	25.437438	8.47%	98
2003	18.610910	23.451931	26.01%	1,062

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	40.312688	51.568824	27.92%	50
2011	55.082272	40.312688	-26.81%	50
2010	44.064804	55.082272	25.00%	50
2009	20.974288	44.064804	110.09%	659
2008	60.431031	20.974288	-65.29%	659
2007	44.562351	60.431031	35.61%	659
2006	32.414752	44.562351	37.48%	659
2005	24.917339	32.414752	30.09%	659
2004	20.083913	24.917339	24.07%	659
2003	13.216913	20.083913	51.96%	659
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	43.493077	44.312202	1.88%	0
2011	52.821656	43.493077	-17.66%	0
2010	41.473254	52.821656	27.36%	0
2009	26.713771	41.473254	55.25%	0
2008	50.316098	26.713771	-46.91%	0
2007	35.127563	50.316098	43.24%	0
2006	28.630638	35.127563	22.69%	0
2005	19.153438	28.630638	49.48%	0
2004	15.644606	19.153438	22.43%	0
2003	10.964166	15.644606	42.69%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.630168	-3.70%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.357395	16.325413	6.30%	303
2011	16.333716	15.357395	-5.98%	0
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.852762	18.498293	16.69%	0
2011	17.612263	15.852762	-9.99%	0
2010	14.124597	17.612263	24.69%	0
2009	10.051813	14.124597	40.52%	0
2008	15.882881	10.051813	-36.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.792695	14.588701	5.77%	1,754
2011	12.530438	13.792695	10.07%	1,830
2010	12.101716	12.530438	3.54%	3,365
2009	11.147327	12.101716	8.56%	2,479
2008	11.499777	11.147327	-3.06%	0
2007	10.663455	11.499777	7.84%	1,033
2006	10.656245	10.663455	0.07%	1,658
2005	10.651623	10.656245	0.04%	1,033
2004	10.219974	10.651623	4.22%	1,620
2003*	10.000000	10.219974	2.20%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.028629	14.724874	13.02%	3,913
2011	12.827425	13.028629	1.57%	3,927
2010	11.408680	12.827425	12.44%	3,925
2009	9.807567	11.408680	16.33%	3,918
2008	15.221926	9.807567	-35.57%	4,300
2007	15.465441	15.221926	-1.57%	4,217
2006	13.409003	15.465441	15.34%	5,372
2005	13.010107	13.409003	3.07%	5,744
2004	11.689405	13.010107	11.30%	5,865
2003	9.174309	11.689405	27.41%	7,480
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.644325	13.341970	14.58%	943
2011	11.903854	11.644325	-2.18%	943
2010	10.133858	11.903854	17.47%	943
2009	7.917341	10.133858	28.00%	943
2008	10.625020	7.917341	-25.48%	1,241
2007	11.042287	10.625020	-3.78%	442
2006*	10.000000	11.042287	10.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.371587	13.400106	8.31%	3,420
2011	13.034055	12.371587	-5.08%	737
2010	12.055694	13.034055	8.12%	737
2009*	10.000000	12.055694	20.56%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.836151	16.913468	14.00%	1,758
2011	14.977337	14.836151	-0.94%	931
2010	12.084235	14.977337	23.94%	1,585
2009	9.812538	12.084235	23.15%	1,629
2008	14.420003	9.812538	-31.95%	0
2007	14.737340	14.420003	-2.15%	0
2006	13.076669	14.737340	12.70%	0
2005	12.379750	13.076669	5.63%	0
2004	10.311541	12.379750	20.06%	5,299
2003	7.597901	10.311541	35.72%	12,473
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.080282	12.220595	10.29%	316
2011	11.148183	11.080282	-0.61%	318
2010	9.857382	11.148183	13.09%	325
2009	7.481911	9.857382	31.75%	326
2008	11.583691	7.481911	-35.41%	347
2007	10.911525	11.583691	6.16%	326
2006	10.143929	10.911525	7.57%	316
2005	9.938626	10.143929	2.07%	288
2004	9.499959	9.938626	4.62%	275
2003	7.654150	9.499959	24.12%	268
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.816278	14.610282	14.00%	3,498
2011	12.771239	12.816278	0.35%	2,580
2010	11.290301	12.771239	13.12%	4,036
2009	9.072925	11.290301	24.44%	4,113
2008	14.654133	9.072925	-38.09%	5,841
2007	14.135644	14.654133	3.67%	7,044
2006	12.424711	14.135644	13.77%	7,065
2005	12.048127	12.424711	3.13%	14,164
2004	11.055229	12.048127	8.98%	30,898
2003	8.743455	11.055229	26.44%	36,563
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.305480	16.647779	8.77%	2,709
2011	14.253495	15.305480	7.38%	2,723
2010	12.548318	14.253495	13.59%	2,731
2009	10.394501	12.548318	20.72%	2,724
2008	14.979668	10.394501	-30.61%	2,740
2007	14.196462	14.979668	5.52%	2,729
2006	12.373260	14.196462	14.74%	3,836
2005	12.034289	12.373260	2.82%	3,808
2004	11.630648	12.034289	3.47%	3,799
2003	9.744716	11.630648	19.35%	3,941

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.877601	17.159280	8.07%	6,330
2011	15.760573	15.877601	0.74%	5,683
2010	14.746442	15.760573	6.88%	6,924
2009	12.430716	14.746442	18.63%	5,157
2008	13.612057	12.430716	-8.68%	5,208
2007	13.114438	13.612057	3.79%	6,733
2006	12.782592	13.114438	2.60%	5,975
2005	12.810509	12.782592	-0.22%	7,000
2004	12.551247	12.810509	2.07%	8,858
2003	12.176693	12.551247	3.08%	12,560
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.058581	12.165146	10.01%	0
2011	11.258606	11.058581	-1.78%	0
2010	10.138614	11.258606	11.05%	0
2009	8.290592	10.138614	22.29%	0
2008	11.234050	8.290592	-26.20%	0
2007	10.498392	11.234050	7.01%	0
2006*	10.000000	10.498392	4.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.541446	11.752283	11.49%	0
2011	10.823369	10.541446	-2.60%	0
2010	9.594872	10.823369	12.80%	0
2009	7.564266	9.594872	26.84%	0
2008	11.412998	7.564266	-33.72%	0
2007	10.518347	11.412998	8.51%	0
2006*	10.000000	10.518347	5.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.979832	11.351677	13.75%	0
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
2009	7.040431	9.112684	29.43%	0
2008	11.542938	7.040431	-39.01%	0
2007	10.538472	11.542938	9.53%	0
2006*	10.000000	10.538472	5.38%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.610780	9.914446	3.16%	1,219
2011	10.291995	9.610780	-6.62%	1,219
2010	8.768775	10.291995	17.37%	1,219
2009	6.032463	8.768775	45.36%	714
2008	13.432461	6.032463	-55.09%	442
2007	9.364090	13.432461	43.45%	0
2006*	10.000000	9.364090	-6.36%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.196678	16.386659	15.43%	886
2011	14.289703	14.196678	-0.65%	886
2010	12.605268	14.289703	13.36%	6,169
2009	9.841661	12.605268	28.08%	6,841
2008	17.439229	9.841661	-43.57%	7,818
2007	17.458770	17.439229	-0.11%	9,342
2006	14.760062	17.458770	18.28%	10,235
2005	14.168390	14.760062	4.18%	11,131
2004	12.914155	14.168390	9.71%	17,568
2003	10.068066	12.914155	28.27%	18,572
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.249518	13.820322	12.82%	1,058
2011	12.418141	12.249518	-1.36%	1,064
2010	10.162366	12.418141	22.20%	2,069
2009	8.050949	10.162366	26.23%	2,073
2008	15.490725	8.050949	-48.03%	2,030
2007	12.396773	15.490725	24.96%	6,736
2006	11.791270	12.396773	5.14%	7,656
2005	11.327678	11.791270	4.09%	8,155
2004	11.136737	11.327678	1.71%	27,126
2003	8.514851	11.136737	30.79%	24,183
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.675392	15.381936	12.48%	0
2011	13.358714	13.675392	2.37%	0
2010	11.918726	13.358714	12.08%	2,125
2009	8.416032	11.918726	41.62%	2,125
2008	11.402019	8.416032	-26.19%	2,125
2007	11.277015	11.402019	1.11%	2,701
2006	10.297247	11.277015	9.51%	2,806
2005	10.196357	10.297247	0.99%	2,322
2004	9.456304	10.196357	7.83%	3,242
2003	7.560980	9.456304	25.07%	3,770
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.758335	13.214471	12.38%	0
2011	11.478372	11.758335	2.44%	0
2010	10.252397	11.478372	11.96%	1,160
2009	7.231511	10.252397	41.77%	881
2008	9.786127	7.231511	-26.10%	533
2007*	10.000000	9.786127	-2.14%	203

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.390631	13.950172	4.18%	10,763
2011	12.679944	13.390631	5.60%	3,990
2010	11.954949	12.679944	6.06%	4,131
2009	10.492401	11.954949	13.94%	4,246
2008	11.020864	10.492401	-4.80%	0
2007	10.737396	11.020864	2.64%	0
2006	10.451062	10.737396	2.74%	0
2005	10.393570	10.451062	0.55%	0
2004	10.114979	10.393570	2.75%	300
2003*	10.000000	10.114979	1.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.257797	11.593896	13.03%	0
2011	11.663733	10.257797	-12.05%	1,842
2010	9.200402	11.663733	26.77%	1,676
2009	6.671050	9.200402	37.92%	0
2008	11.196312	6.671050	-40.42%	0
2007	9.843302	11.196312	13.75%	0
2006*	10.000000	9.843302	-1.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.820436	15.221616	18.73%	0
2011	15.724428	12.820436	-18.47%	0
2010	14.128098	15.724428	11.30%	0
2009	11.344108	14.128098	24.54%	0
2008	20.517005	11.344108	-44.71%	0
2007	17.772964	20.517005	15.44%	0
2006	15.297418	17.772964	16.18%	0
2005	13.053223	15.297418	17.19%	0
2004	11.676982	13.053223	11.79%	0
2003	8.278081	11.676982	41.06%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.950190	14.203506	18.86%	0
2011	14.670234	11.950190	-18.54%	0
2010	13.178908	14.670234	11.32%	0
2009	10.577575	13.178908	24.59%	0
2008	19.135070	10.577575	-44.72%	0
2007	16.573237	19.135070	15.46%	0
2006	14.264458	16.573237	16.19%	60
2005	12.176620	14.264458	17.15%	60
2004	10.891962	12.176620	11.79%	2,021
2003	7.718997	10.891962	41.11%	2,062

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.008694	16.285665	25.19%	0
2011	14.488426	13.008694	-10.21%	0
2010	11.631741	14.488426	24.56%	0
2009	7.502620	11.631741	55.04%	0
2008	15.601198	7.502620	-51.91%	0
2007	15.000119	15.601198	4.01%	0
2006	13.105208	15.000119	14.46%	0
2005	12.972801	13.105208	1.02%	0
2004	11.554180	12.972801	12.28%	192
2003	7.433831	11.554180	55.43%	419
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.754372	13.042512	10.96%	7,793
2011	11.655097	11.754372	0.85%	8,184
2010	10.501643	11.655097	10.98%	5,144
2009	7.862729	10.501643	33.56%	1,706
2008	11.347958	7.862729	-30.71%	6,271
2007	11.104529	11.347958	2.19%	5,569
2006*	10.000000	11.104529	11.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.801171	11.428966	16.61%	0
2011	10.338907	9.801171	-5.20%	0
2010	8.185954	10.338907	26.30%	0
2009	6.434554	8.185954	27.22%	0
2008	9.752789	6.434554	-34.02%	0
2007	10.143557	9.752789	-3.85%	0
2006*	10.000000	10.143557	1.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.271464	11.448108	11.46%	1,995
2011	12.393116	10.271464	-17.12%	884
2010	10.706574	12.393116	15.75%	1,512
2009	6.296301	10.706574	70.05%	1,554
2008	13.506531	6.296301	-53.38%	0
2007	10.655440	13.506531	26.76%	0
2006*	10.000000	10.655440	6.55%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.190757	10.709514	16.52%	0
2011	10.446027	9.190757	-12.02%	0
2010	9.782597	10.446027	6.78%	0
2009	7.238892	9.782597	35.14%	0
2008	12.329457	7.238892	-41.29%	0
2007	10.843323	12.329457	13.71%	0
2006*	10.000000	10.843323	8.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.361112	17.408924	13.33%	6,587
2011	15.725011	15.361112	-2.31%	7,719
2010	13.957379	15.725011	12.66%	7,795
2009	11.938945	13.957379	16.91%	3,600
2008	11.412418	11.938945	4.61%	882
2007	10.435795	11.412418	9.36%	882
2006*	10.000000	10.435795	4.36%	594
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.454503	11.676881	11.69%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.727018	-2.73%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.783511	24.396615	17.38%	2,894
2011	22.737900	20.783511	-8.60%	2,923
2010	21.241206	22.737900	7.05%	3,123
2009	17.245268	21.241206	23.17%	2,754
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.668397	10.575148	22.00%	5,069
2011	9.456593	8.668397	-8.33%	6,858
2010	9.016324	9.456593	4.88%	9,922
2009	6.268928	9.016324	43.83%	8,660
2008	11.428589	6.268928	-45.15%	8,628
2007	8.492349	11.428589	34.58%	12,514
2006	7.901043	8.492349	7.48%	14,648
2005	7.126209	7.901043	10.87%	14,657
2004	6.132757	7.126209	16.20%	15,764
2003	5.178331	6.132757	18.43%	16,033

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.383012	5.143812	17.36%	0
2011	4.871385	4.383012	-10.03%	0
2010	3.975587	4.871385	22.53%	0
2009	2.572472	3.975587	54.54%	0
2008	4.661468	2.572472	-44.81%	0
2007	3.888995	4.661468	19.86%	0
2006	3.661446	3.888995	6.21%	0
2005	3.332166	3.661446	9.88%	0
2004	3.363865	3.332166	-0.94%	0
2003	2.331479	3.363865	44.28%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.238620	12.528714	11.48%	334
2011	16.862684	11.238620	-33.35%	0
2010	13.693467	16.862684	23.14%	0
2009	7.763332	13.693467	76.39%	0
2008	16.499263	7.763332	-52.95%	0
2007	13.085427	16.499263	26.09%	0
2006	9.059618	13.085427	44.44%	0
2005	6.970674	9.059618	29.97%	0
2004	5.962587	6.970674	16.91%	0
2003	4.499478	5.962587	32.52%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.272624	16.922628	18.57%	791
2011	14.183043	14.272624	0.63%	791
2010	11.663313	14.183043	21.60%	791
2009	9.345851	11.663313	24.80%	791
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.082318	14.932191	14.14%	0
2011	13.343369	13.082318	-1.96%	0
2010	12.180267	13.343369	9.55%	0
2009	10.098507	12.180267	20.61%	0
2008	15.243699	10.098507	-33.75%	0
2007	14.384752	15.243699	5.97%	0
2006	12.118222	14.384752	18.70%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.386610	11.860324	14.19%	0
2011	10.735263	10.386610	-3.25%	0
2010*	10.000000	10.735263	7.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.532835	8.459946	12.31%	0
2011	7.700493	7.532835	-2.18%	0
2010	6.555835	7.700493	17.46%	0
2009	4.986558	6.555835	31.47%	0
2008	8.259649	4.986558	-39.63%	0
2007	7.015054	8.259649	17.74%	0
2006	6.707862	7.015054	4.58%	0
2005	6.394073	6.707862	4.91%	0
2004	6.001871	6.394073	6.53%	0
2003	4.590315	6.001871	30.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.782052	15.565286	12.94%	2,955
2011	13.901600	13.782052	-0.86%	3,126
2010	12.438437	13.901600	11.76%	9,471
2009*	10.000000	12.438437	24.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.078216	11.486841	13.98%	0
2011	10.137186	10.078216	-0.58%	0
2010	9.187384	10.137186	10.34%	0
2009	7.557697	9.187384	21.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.284076	11.666419	3.39%	0
2011	10.835256	11.284076	4.14%	0
2010	10.378523	10.835256	4.40%	0
2009	9.395078	10.378523	10.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.982671	12.004302	20.25%	0
2011	11.174715	9.982671	-10.67%	1,295
2010	10.192912	11.174715	9.63%	1,311
2009	7.307804	10.192912	39.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.284769	10.736608	15.64%	0
2011	9.889514	9.284769	-6.12%	0
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.095662	9.334537	15.30%	0
2011	8.406630	8.095662	-3.70%	0
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
2008	9.792857	5.974146	-38.99%	0
2007*	10.000000	9.792857	-2.07%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.779774	18.933351	12.83%	0
2011	16.408272	16.779774	2.26%	0
2010	14.721522	16.408272	11.46%	0
2009	10.236784	14.721522	43.81%	0
2008	14.432295	10.236784	-29.07%	0
2007	14.207908	14.432295	1.58%	0
2006	13.040874	14.207908	8.95%	0
2005	12.931102	13.040874	0.85%	581
2004	11.924059	12.931102	8.45%	3,243
2003	9.900524	11.924059	20.44%	3,260
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.418047	15.160187	12.98%	261
2011	13.122323	13.418047	2.25%	272
2010	11.772757	13.122323	11.46%	259
2009	8.181762	11.772757	43.89%	265
2008	11.552447	8.181762	-29.18%	330
2007	11.369143	11.552447	1.61%	404
2006	10.435727	11.369143	8.94%	384
2005*	10.000000	10.435727	4.36%	563
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.316625	13.204640	16.68%	0
2011	11.762107	11.316625	-3.79%	0
2010	10.314299	11.762107	14.04%	0
2009	8.145827	10.314299	26.62%	0
2008	13.125312	8.145827	-37.94%	0
2007	13.628411	13.125312	-3.69%	1,209
2006	11.936752	13.628411	14.17%	1,209
2005	11.624315	11.936752	2.69%	498
2004	10.043723	11.624315	15.74%	498
2003	7.757941	10.043723	29.46%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.662684	8.826188	15.18%	1,232
2011	8.801821	7.662684	-12.94%	1,232
2010	7.729430	8.801821	13.87%	1,232
2009	5.130170	7.729430	50.67%	1,232
2008*	10.000000	5.130170	-48.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.199592	10.103238	9.82%	0
2011	9.646129	9.199592	-4.63%	0
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.255266	10.359815	11.93%	0
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.596201	11.219522	5.88%	0
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	0
2010	9.062813	9.941983	9.70%	0
2009	7.544912	9.062813	20.12%	0
2008*	10.000000	7.544912	-24.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.681023	12.397493	6.13%	0
2011	11.124752	11.681023	5.00%	0
2010	10.549709	11.124752	5.45%	0
2009	9.845494	10.549709	7.15%	905
2008*	10.000000	9.845494	-1.55%	905
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.540931	13.231603	5.51%	0
2011	12.005371	12.540931	4.46%	0
2010	11.273445	12.005371	6.49%	0
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.360919	22.353257	15.46%	0
2011	25.320932	19.360919	-23.54%	0
2010	22.127024	25.320932	14.43%	0
2009	13.755036	22.127024	60.86%	0
2008	33.063004	13.755036	-58.40%	0
2007	23.058810	33.063004	43.39%	0
2006	17.121952	23.058810	34.67%	0
2005	13.104750	17.121952	30.65%	0
2004	11.018589	13.104750	18.93%	0
2003	6.768606	11.018589	62.79%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.414507	24.728056	15.47%	0
2011	28.013014	21.414507	-23.56%	0
2010	24.471320	28.013014	14.47%	0
2009	15.196467	24.471320	61.03%	0
2008	36.586463	15.196467	-58.46%	46
2007	25.521530	36.586463	43.36%	92
2006	18.960812	25.521530	34.60%	128
2005	14.510224	18.960812	30.67%	170
2004	12.198995	14.510224	18.95%	649
2003	7.495729	12.198995	62.75%	649
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.841556	16.080324	1.51%	0
2011	14.994272	15.841556	5.65%	0
2010	14.527898	14.994272	3.21%	1,717
2009	14.362980	14.527898	1.15%	1,126
2008	13.536704	14.362980	6.10%	2,774
2007	12.825824	13.536704	5.54%	4,023
2006	12.599616	12.825824	1.80%	1,927
2005	12.386709	12.599616	1.72%	3,344
2004	12.178075	12.386709	1.71%	3,108
2003	12.121079	12.178075	0.47%	3,210

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.306277	11.735773	13.87%	0
2011	11.595202	10.306277	-11.12%	0
2010	10.390629	11.595202	11.59%	0
2009	8.131881	10.390629	27.78%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.489599	18.771781	13.84%	1,212
2011	18.551749	16.489599	-11.12%	1,106
2010	16.627569	18.551749	11.57%	3,988
2009	13.018102	16.627569	27.73%	4,025
2008	24.493336	13.018102	-46.85%	2,638
2007	19.558384	24.493336	25.23%	0
2006	14.934305	19.558384	30.96%	0
2005	11.646653	14.934305	28.23%	0
2004	10.339912	11.646653	12.64%	1,594
2003	7.756602	10.339912	33.30%	1,282
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
2007	10.853520	11.693487	7.74%	0
2006*	10.000000	10.853520	8.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.748966	14.554321	14.16%	2,288
2011	13.472382	12.748966	-5.37%	2,288
2010	11.931917	13.472382	12.91%	2,288
2009	9.522873	11.931917	25.30%	2,288
2008	15.308184	9.522873	-37.79%	2,288
2007	14.668581	15.308184	4.36%	2,288
2006	12.741978	14.668581	15.12%	0
2005	11.984875	12.741978	6.32%	0
2004	10.670649	11.984875	12.32%	0
2003	8.215054	10.670649	29.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.614655	13.068055	3.59%	3,123
2011	12.441672	12.614655	1.39%	3,165
2010	11.928224	12.441672	4.30%	3,391
2009	11.101361	11.928224	7.45%	3,485
2008	11.992742	11.101361	-7.43%	0
2007	11.554601	11.992742	3.79%	0
2006	11.049006	11.554601	4.58%	1,967
2005	10.857746	11.049006	1.76%	1,967
2004	10.533052	10.857746	3.08%	1,967
2003	9.909889	10.533052	6.29%	10,633
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.006607	14.196190	9.15%	0
2011	13.209596	13.006607	-1.54%	0
2010	12.091079	13.209596	9.25%	0
2009	10.303566	12.091079	17.35%	10,950
2008	13.619819	10.303566	-24.35%	27,122
2007	13.087664	13.619819	4.07%	22,231
2006	11.931793	13.087664	9.69%	18,587
2005	11.498473	11.931793	3.77%	11,568
2004	10.657265	11.498473	7.89%	6,521
2003	9.012363	10.657265	18.25%	6,843
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.023413	14.592735	12.05%	11,003
2011	13.508611	13.023413	-3.59%	11,003
2010	12.154289	13.508611	11.14%	11,003
2009	9.919721	12.154289	22.53%	11,003
2008	14.678830	9.919721	-32.42%	11,150
2007	14.040065	14.678830	4.55%	11,525
2006	12.443859	14.040065	12.83%	11,641
2005	11.798411	12.443859	5.47%	11,547
2004	10.685816	11.798411	10.41%	0
2003	8.566085	10.685816	24.75%	2,299
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.070731	13.909287	6.42%	0
2011	13.001188	13.070731	0.53%	0
2010	12.163228	13.001188	6.89%	0
2009	10.778891	12.163228	12.84%	0
2008	12.880912	10.778891	-16.32%	1,190
2007	12.354247	12.880912	4.26%	1,190
2006	11.567555	12.354247	6.80%	3,250
2005	11.239043	11.567555	2.92%	3,250
2004	10.647898	11.239043	5.55%	3,250
2003	9.507569	10.647898	11.99%	2,440

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.343510	15.598716	16.90%	9,214
2011	13.855790	13.343510	-3.70%	15,904
2010	12.928952	13.855790	7.17%	17,389
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.844457	29.903839	15.71%	0
2011	26.922228	25.844457	-4.00%	0
2010	21.657282	26.922228	24.31%	1,134
2009	16.077655	21.657282	34.70%	2,324
2008	25.690552	16.077655	-37.42%	4,974
2007	24.250660	25.690552	5.94%	6,176
2006	22.403405	24.250660	8.25%	6,318
2005	20.288824	22.403405	10.42%	5,889
2004	17.797782	20.288824	14.00%	11,776
2003	13.418734	17.797782	32.63%	10,415
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.251291	11.082065	-1.50%	6,545
2011	11.422145	11.251291	-1.50%	4,677
2010	11.596067	11.422145	-1.50%	269
2009	11.767718	11.596067	-1.46%	276
2008	11.706507	11.767718	0.52%	24,409
2007	11.342165	11.706507	3.21%	25,015
2006	11.015384	11.342165	2.97%	25,799
2005	10.892063	11.015384	1.13%	26,830
2004	10.968931	10.892063	-0.70%	21,596
2003	11.066732	10.968931	-0.88%	5,812
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.202156	17.913443	10.56%	3,708
2011	15.583700	16.202156	3.97%	2,495
2010	14.306279	15.583700	8.93%	2,560
2009	11.677180	14.306279	22.51%	1,847
2008	14.333485	11.677180	-18.53%	878
2007	13.909639	14.333485	3.05%	1,852
2006	13.469205	13.909639	3.27%	1,868
2005	13.382009	13.469205	0.65%	3,006
2004	12.752538	13.382009	4.94%	3,297
2003	11.547565	12.752538	10.43%	2,394
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.193431	9.343704	14.04%	1,436
2011	9.177625	8.193431	-10.72%	2,434
2010	8.170431	9.177625	12.33%	2,445
2009	6.078619	8.170431	34.41%	2,442
2008*	10.000000	6.078619	-39.21%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.887386	14.881438	15.47%	0
2011	15.596616	12.887386	-17.37%	0
2010	14.921868	15.596616	4.52%	0
2009	11.667697	14.921868	27.89%	0
2008	22.072817	11.667697	-47.14%	41
2007	21.772574	22.072817	1.38%	765
2006	18.007172	21.772574	20.91%	798
2005	16.314137	18.007172	10.38%	398
2004	13.772107	16.314137	18.46%	0
2003*	10.000000	13.772107	37.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.764236	10.044301	14.61%	0
2011	9.163741	8.764236	-4.36%	4,794
2010	8.054001	9.163741	13.78%	4,794
2009	6.300524	8.054001	27.83%	0
2008*	10.000000	6.300524	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.656095	11.204849	16.04%	0
2011	10.409772	9.656095	-7.24%	0
2010*	10.000000	10.409772	4.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.102602	9.384732	15.82%	0
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0
2009	6.284757	7.887411	25.50%	0
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.172945	10.381617	13.18%	0
2011	9.723625	9.172945	-5.66%	0
2010	7.783988	9.723625	24.92%	0
2009	6.216511	7.783988	25.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.082922	10.256516	12.92%	3,442
2011	9.650508	9.082922	-5.88%	3,981
2010	7.746878	9.650508	24.57%	6,135
2009	6.207089	7.746878	24.81%	6,135
2008*	10.000000	6.207089	-37.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.747754	11.170595	14.60%	2,746
2011	10.131081	9.747754	-3.78%	2,746
2010	8.597378	10.131081	17.84%	2,746
2009	6.689909	8.597378	28.51%	2,746
2008*	10.000000	6.689909	-33.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.396958	14.968726	11.73%	0
2011	13.689306	13.396958	-2.14%	0
2010	11.078364	13.689306	23.57%	3,581
2009	8.823919	11.078364	25.55%	3,581
2008	16.719936	8.823919	-47.23%	3,581
2007	15.467798	16.719936	8.10%	3,684
2006	15.214808	15.467798	1.66%	3,684
2005	14.289660	15.214808	6.47%	3,678
2004	12.791193	14.289660	11.71%	3,822
2003	9.671672	12.791193	32.25%	236
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.125817	35.739678	18.63%	0
2011	32.217265	30.125817	-6.49%	76
2010	25.834325	32.217265	24.71%	3,779
2009	20.780205	25.834325	24.32%	4,712
2008	31.094922	20.780205	-33.17%	4,505
2007	33.908952	31.094922	-8.30%	4,783
2006	29.348465	33.908952	15.54%	4,862
2005	28.905822	29.348465	1.53%	4,857
2004	25.018122	28.905822	15.54%	7,523
2003	16.192394	25.018122	54.51%	7,817
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.585480	29.107609	13.77%	0
2011	27.503258	25.585480	-6.97%	0
2010	22.280410	27.503258	23.44%	977
2009	16.792408	22.280410	32.68%	977
2008	27.581842	16.792408	-39.12%	2,857
2007	27.419590	27.581842	0.59%	3,195
2006	24.845062	27.419590	10.36%	3,191
2005	22.456273	24.845062	10.64%	3,035
2004	19.154484	22.456273	17.24%	3,758
2003	13.790055	19.154484	38.90%	3,962
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.666244	13.124213	12.50%	9,351
2011	11.781243	11.666244	-0.98%	9,299
2010	10.542591	11.781243	11.75%	9,210
2009	8.488044	10.542591	24.21%	9,293
2008	14.744782	8.488044	-42.43%	9,116
2007	13.838380	14.744782	6.55%	9,710
2006	12.363615	13.838380	11.93%	9,669
2005	11.682001	12.363615	5.83%	10,025
2004	10.806133	11.682001	8.11%	10,256
2003	8.603482	10.806133	25.60%	10,171

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.690417	11.051541	14.05%	1,114
2011	9.237175	9.690417	4.91%	1,114
2010	7.203521	9.237175	28.23%	1,114
2009	5.589702	7.203521	28.87%	1,116
2008*	10.000000	5.589702	-44.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.454338	10.659964	1.97%	3,374
2011	10.477107	10.454338	-0.22%	3,374
2010	10.385334	10.477107	0.88%	3,374
2009	9.843634	10.385334	5.50%	16,872
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.244547	10.555181	3.03%	0
2011	10.370178	10.244547	-1.21%	0
2010	9.999600	10.370178	3.71%	0
2009	8.958025	9.999600	11.63%	0
2008	10.505182	8.958025	-14.73%	0
2007	10.180267	10.505182	3.19%	860
2006	9.918119	10.180267	2.64%	1,152
2005	9.925486	9.918119	-0.07%	1,448
2004	9.998725	9.925486	-0.73%	3,577
2003*	10.000000	9.998725	-0.01%	131
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.479389	12.304206	7.19%	0
2011	11.778758	11.479389	-2.54%	0
2010	9.997385	11.778758	17.82%	0
2009	8.268264	9.997385	20.91%	0
2008	13.868982	8.268264	-40.38%	0
2007	14.009236	13.868982	-1.00%	0
2006	13.512331	14.009236	3.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.562667	13.732385	9.31%	0
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	0
2008	14.082459	8.399779	-40.35%	0
2007	13.286513	14.082459	5.99%	0
2006	11.862757	13.286513	12.00%	0
2005	11.270076	11.862757	5.26%	0
2004*	10.000000	11.270076	12.70%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.099927	16.172103	14.70%	0
2011	14.159062	14.099927	-0.42%	0
2010	11.277175	14.159062	25.56%	5,941
2009	8.633683	11.277175	30.62%	5,941
2008	17.209838	8.633683	-49.83%	5,941
2007	16.432771	17.209838	4.73%	9,835
2006	16.203447	16.432771	1.42%	9,835
2005	14.644219	16.203447	10.65%	9,965
2004	12.412379	14.644219	17.98%	9,965
2003	10.033548	12.412379	23.71%	4,024
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.087785	22.791585	19.40%	0
2011	21.124693	19.087785	-9.64%	0
2010	18.492103	21.124693	14.24%	0
2009	13.438879	18.492103	37.60%	0
2008	22.813666	13.438879	-41.09%	0
2007	21.782493	22.813666	4.73%	987
2006	18.789648	21.782493	15.93%	1,021
2005	16.682960	18.789648	12.63%	1,054
2004	14.209351	16.682960	17.41%	2,076
2003*	10.000000	14.209351	42.09%	4,630
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.944674	14.266961	19.44%	0
2011	13.222428	11.944674	-9.66%	0
2010	11.575585	13.222428	14.23%	0
2009	8.407890	11.575585	37.68%	2,352
2008	14.271766	8.407890	-41.09%	3,906
2007	13.629059	14.271766	4.72%	3,906
2006	11.756121	13.629059	15.93%	3,906
2005	10.440758	11.756121	12.60%	3,906
2004	8.895100	10.440758	17.38%	7,568
2003	6.314040	8.895100	40.88%	8,605
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.151842	1.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.274169	15.280495	15.11%	905
2011	13.477836	13.274169	-1.51%	1,146
2010	11.784682	13.477836	14.37%	1,147
2009	9.326193	11.784682	26.36%	1,138
2008	15.388393	9.326193	-39.39%	1,122
2007	14.962113	15.388393	2.85%	1,441
2006	13.205210	14.962113	13.30%	2,202
2005	12.649738	13.205210	4.39%	3,819
2004	11.732516	12.649738	7.82%	4,562
2003	9.399555	11.732516	24.82%	5,361

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.422319	10.950001	16.21%	0
2011	9.781928	9.422319	-3.68%	7,127
2010	8.047221	9.781928	21.56%	7,127
2009	5.954845	8.047221	35.14%	7,127
2008	9.724370	5.954845	-38.76%	0
2007	9.994196	9.724370	-2.70%	0
2006*	10.000000	9.994196	-0.06%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.273050	11.741977	4.16%	10,208
2011	11.330057	11.273050	-0.50%	1,745
2010	10.935503	11.330057	3.61%	1,989
2009*	10.000000	10.935503	9.36%	2,044
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.450026	14.774016	29.03%	0
2011	10.530386	11.450026	8.73%	0
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.328212	12.211221	7.79%	0
2011	10.885477	11.328212	4.07%	0
2010	10.314278	10.885477	5.54%	0
2009	9.550224	10.314278	8.00%	0
2008	10.797546	9.550224	-11.55%	0
2007	10.395936	10.797546	3.86%	0
2006*	10.000000	10.395936	3.96%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	39.309176	45.672483	16.19%	0
2011	37.284043	39.309176	5.43%	0
2010	34.490539	37.284043	8.10%	0
2009	26.891737	34.490539	28.26%	0
2008	32.110447	26.891737	-16.25%	0
2007	30.603032	32.110447	4.93%	0
2006	28.037652	30.603032	9.15%	0
2005	25.356933	28.037652	10.57%	0
2004	23.389566	25.356933	8.41%	274
2003	18.570832	23.389566	25.95%	384

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	40.042554	51.197222	27.86%	753
2011	54.740934	40.042554	-26.85%	753
2010	43.813936	54.740934	24.94%	753
2009	20.865450	43.813936	109.98%	753
2008	60.148122	20.865450	-65.31%	753
2007	44.376351	60.148122	35.54%	753
2006	32.295777	44.376351	37.41%	753
2005	24.838435	32.295777	30.02%	753
2004	20.030473	24.838435	24.00%	753
2003	13.188423	20.030473	51.88%	753
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	43.201636	43.992884	1.83%	0
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
2009	26.575168	41.237130	55.17%	0
2008	50.080524	26.575168	-46.94%	0
2007	34.980940	50.080524	43.17%	0
2006	28.525563	34.980940	22.63%	0
2005	19.092790	28.525563	49.40%	0
2004	15.602972	19.092790	22.37%	0
2003	10.940542	15.602972	42.62%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.626904	-3.73%	1,055
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.336646	16.295076	6.25%	0
2011	16.319922	15.336646	-6.03%	1,234
2010	13.069260	16.319922	24.87%	0
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.775111	18.398317	16.63%	0
2011	17.534886	15.775111	-10.04%	0
2010	14.069675	17.534886	24.63%	0
2009	10.017824	14.069675	40.45%	0
2008	15.837244	10.017824	-36.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.732125	14.517248	5.72%	0
2011	12.481724	13.732125	10.02%	0
2010	12.060795	12.481724	3.49%	0
2009	11.115274	12.060795	8.51%	0
2008	11.472534	11.115274	-3.11%	0
2007	10.643627	11.472534	7.79%	0
2006	10.641817	10.643627	0.02%	0
2005	10.642589	10.641817	-0.01%	0
2004	10.216492	10.642589	4.17%	0
2003*	10.000000	10.216492	2.16%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	12.941263	14.618692	12.96%	0
2011	12.747859	12.941263	1.52%	0
2010	11.343661	12.747859	12.38%	0
2009	9.756634	11.343661	16.27%	0
2008	15.150584	9.756634	-35.60%	0
2007	15.400828	15.150584	-1.62%	0
2006	13.359736	15.400828	15.28%	0
2005	12.968874	13.359736	3.01%	0
2004	11.658279	12.968874	11.24%	0
2003	9.154526	11.658279	27.35%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.610846	13.296843	14.52%	0
2011	11.875646	11.610846	-2.23%	0
2010	10.114983	11.875646	17.41%	0
2009	7.906617	10.114983	27.93%	0
2008	10.616031	7.906617	-25.52%	0
2007	11.038582	10.616031	-3.83%	0
2006*	10.000000	11.038582	10.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.354851	13.375164	8.26%	0
2011	13.023023	12.354851	-5.13%	0
2010	12.051594	13.023023	8.06%	0
2009*	10.000000	12.051594	20.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.763549	16.822141	13.94%	0
2011	14.911599	14.763549	-0.99%	0
2010	12.037287	14.911599	23.88%	0
2009	9.779387	12.037287	23.09%	0
2008	14.378592	9.779387	-31.99%	0
2007	14.702514	14.378592	-2.20%	0
2006	13.052374	14.702514	12.64%	0
2005	12.363005	13.052374	5.58%	0
2004	10.302820	12.363005	20.00%	0
2003	7.595316	10.302820	35.65%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.006002	12.132491	10.24%	0
2011	11.079069	11.006002	-0.66%	0
2010	9.801238	11.079069	13.04%	0
2009	7.443071	9.801238	31.68%	0
2008	11.529422	7.443071	-35.44%	0
2007	10.865963	11.529422	6.11%	0
2006	10.106683	10.865963	7.51%	0
2005	9.907140	10.106683	2.01%	0
2004	9.474668	9.907140	4.56%	0
2003	7.637651	9.474668	24.05%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.730304	14.504898	13.94%	0
2011	12.692005	12.730304	0.30%	0
2010	11.225947	12.692005	13.06%	0
2009	9.025801	11.225947	24.38%	0
2008	14.585446	9.025801	-38.12%	112
2007	14.076570	14.585446	3.62%	503
2006	12.379057	14.076570	13.71%	526
2005	12.009933	12.379057	3.07%	613
2004	11.025774	12.009933	8.93%	703
2003	8.724586	11.025774	26.38%	799
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.202910	16.527811	8.71%	0
2011	14.165149	15.202910	7.33%	0
2010	12.476865	14.165149	13.53%	0
2009	10.340571	12.476865	20.66%	0
2008	14.909523	10.340571	-30.64%	0
2007	14.137200	14.909523	5.46%	0
2006	12.327848	14.137200	14.68%	0
2005	11.996198	12.327848	2.76%	0
2004	11.599710	11.996198	3.42%	0
2003	9.723715	11.599710	19.29%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.775874	17.040665	8.02%	0
2011	15.667536	15.775874	0.69%	0
2010	14.666819	15.667536	6.82%	0
2009	12.369872	14.666819	18.57%	0
2008	13.552311	12.369872	-8.72%	0
2007	13.063536	13.552311	3.74%	0
2006	12.739427	13.063536	2.54%	0
2005	12.773711	12.739427	-0.27%	0
2004	12.521545	12.773711	2.01%	0
2003	12.154048	12.521545	3.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.026798	12.123993	9.95%	0
2011	11.231942	11.026798	-1.83%	0
2010	10.119745	11.231942	10.99%	0
2009	8.279353	10.119745	22.23%	0
2008	11.224535	8.279353	-26.24%	0
2007	10.494851	11.224535	6.95%	0
2006*	10.000000	10.494851	4.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.511160	11.712547	11.43%	0
2011	10.797738	10.511160	-2.65%	0
2010	9.577005	10.797738	12.75%	0
2009	7.554008	9.577005	26.78%	0
2008	11.403328	7.554008	-33.76%	0
2007	10.514805	11.403328	8.45%	0
2006*	10.000000	10.514805	5.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.951137	11.313272	13.69%	0
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	0
2009	7.030879	9.095709	29.37%	0
2008	11.533156	7.030879	-39.04%	0
2007	10.534920	11.533156	9.48%	0
2006*	10.000000	10.534920	5.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.583106	9.880869	3.11%	0
2011	10.267563	9.583106	-6.67%	0
2010	8.752400	10.267563	17.31%	0
2009	6.024270	8.752400	45.29%	0
2008	13.421070	6.024270	-55.11%	0
2007	9.360928	13.421070	43.37%	0
2006*	10.000000	9.360928	-6.39%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.101524	16.268555	15.37%	0
2011	14.201119	14.101524	-0.70%	0
2010	12.533482	14.201119	13.31%	0
2009	9.790590	12.533482	28.02%	0
2008	17.357577	9.790590	-43.59%	101
2007	17.385893	17.357577	-0.16%	449
2006	14.705887	17.385893	18.22%	470
2005	14.123525	14.705887	4.12%	541
2004	12.879796	14.123525	9.66%	619
2003	10.046372	12.879796	28.20%	701
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.167452	13.720761	12.77%	0
2011	12.341186	12.167452	-1.41%	0
2010	10.104505	12.341186	22.14%	0
2009	8.009173	10.104505	26.16%	0
2008	15.418206	8.009173	-48.05%	109
2007	12.345038	15.418206	24.89%	485
2006	11.748014	12.345038	5.08%	507
2005	11.291830	11.748014	4.04%	602
2004	11.107117	11.291830	1.66%	699
2003	8.496503	11.107117	30.73%	797
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.583756	15.271100	12.42%	0
2011	13.275911	13.583756	2.32%	0
2010	11.850852	13.275911	12.02%	0
2009	8.372353	11.850852	41.55%	0
2008	11.348609	8.372353	-26.23%	0
2007	11.229923	11.348609	1.06%	0
2006	10.259436	11.229923	9.46%	0
2005	10.164065	10.259436	0.94%	0
2004	9.431127	10.164065	7.77%	0
2003	7.544684	9.431127	25.00%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.730502	13.176468	12.33%	0
2011	11.457005	11.730502	2.39%	0
2010	10.238503	11.457005	11.90%	0
2009	7.225384	10.238503	41.70%	0
2008	9.782807	7.225384	-26.14%	0
2007*	10.000000	9.782807	-2.17%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.331876	13.881887	4.13%	0
2011	12.630703	13.331876	5.55%	0
2010	11.914564	12.630703	6.01%	0
2009	10.462273	11.914564	13.88%	0
2008	10.994792	10.462273	-4.84%	0
2007	10.717458	10.994792	2.59%	0
2006	10.436937	10.717458	2.69%	0
2005	10.384779	10.436937	0.50%	0
2004	10.111553	10.384779	2.70%	0
2003*	10.000000	10.111553	1.12%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.228324	11.554708	12.97%	0
2011	11.636116	10.228324	-12.10%	0
2010	9.183259	11.636116	26.71%	0
2009	6.662004	9.183259	37.85%	0
2008	11.186819	6.662004	-40.45%	0
2007	9.839985	11.186819	13.69%	0
2006*	10.000000	9.839985	-1.60%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.734439	15.111822	18.67%	0
2011	15.626882	12.734439	-18.51%	0
2010	14.047583	15.626882	11.24%	0
2009	11.285190	14.047583	24.48%	0
2008	20.420848	11.285190	-44.74%	0
2007	17.698704	20.420848	15.38%	0
2006	15.241215	17.698704	16.12%	0
2005	13.011854	15.241215	17.13%	0
2004	11.645888	13.011854	11.73%	0
2003	8.260228	11.645888	40.99%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.891669	14.126774	18.80%	0
2011	14.605820	11.891669	-18.58%	0
2010	13.127680	14.605820	11.26%	0
2009	10.541812	13.127680	24.53%	0
2008	19.080088	10.541812	-44.75%	0
2007	16.534063	19.080088	15.40%	0
2006	14.237947	16.534063	16.13%	0
2005	12.160149	14.237947	17.09%	0
2004	10.882746	12.160149	11.74%	0
2003	7.716368	10.882746	41.03%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.944989	16.197658	25.13%	0
2011	14.424782	12.944989	-10.26%	0
2010	11.586518	14.424782	24.50%	0
2009	7.477240	11.586518	54.96%	0
2008	15.556357	7.477240	-51.93%	0
2007	14.964645	15.556357	3.95%	0
2006	13.080838	14.964645	14.40%	0
2005	12.955237	13.080838	0.97%	0
2004	11.544394	12.955237	12.22%	0
2003	7.431305	11.544394	55.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.720588	12.998413	10.90%	0
2011	11.627489	11.720588	0.80%	0
2010	10.482089	11.627489	10.93%	0
2009	7.852078	10.482089	33.49%	0
2008	11.338348	7.852078	-30.75%	0
2007	11.100789	11.338348	2.14%	0
2006*	10.000000	11.100789	11.01%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.773009	11.390327	16.55%	0
2011	10.314430	9.773009	-5.25%	0
2010	8.170719	10.314430	26.24%	0
2009	6.425835	8.170719	27.15%	0
2008	9.744526	6.425835	-34.06%	0
2007	10.140131	9.744526	-3.90%	0
2006*	10.000000	10.140131	1.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.887578	10.091057	13.54%	0
2011	9.168592	8.887578	-3.06%	0
2010	8.446738	9.168592	8.55%	0
2009	6.587021	8.446738	28.23%	0
2008*	10.000000	6.587021	-34.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.241958	11.409419	11.40%	0
2011	12.363780	10.241958	-17.16%	0
2010	10.686648	12.363780	15.69%	0
2009	6.287761	10.686648	69.96%	0
2008	13.495083	6.287761	-53.41%	0
2007	10.651851	13.495083	26.69%	0
2006*	10.000000	10.651851	6.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.164360	10.673320	16.47%	0
2011	10.421304	9.164360	-12.06%	0
2010	9.764383	10.421304	6.73%	0
2009	7.229077	9.764383	35.07%	0
2008	12.319021	7.229077	-41.32%	0
2007	10.839679	12.319021	13.65%	0
2006*	10.000000	10.839679	8.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.316987	17.350097	13.27%	0
2011	15.687782	15.316987	-2.36%	0
2010	13.931412	15.687782	12.61%	0
2009	11.922782	13.931412	16.85%	0
2008	11.402754	11.922782	4.56%	0
2007	10.432283	11.402754	9.30%	0
2006*	10.000000	10.432283	4.32%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.403343	11.613834	11.64%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.723675	-2.76%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.666910	24.247409	17.32%	0
2011	22.621790	20.666910	-8.64%	0
2010	21.143472	22.621790	6.99%	0
2009	17.174627	21.143472	23.11%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.616078	10.505981	21.93%	0
2011	9.404273	8.616078	-8.38%	0
2010	8.971001	9.404273	4.83%	0
2009	6.240588	8.971001	43.75%	0
2008	11.382719	6.240588	-45.17%	0
2007	8.462578	11.382719	34.51%	0
2006	7.877344	8.462578	7.43%	0
2005	7.108411	7.877344	10.82%	0
2004	6.120554	7.108411	16.14%	0
2003	5.170642	6.120554	18.37%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.356575	5.110192	17.30%	0
2011	4.844460	4.356575	-10.07%	0
2010	3.955620	4.844460	22.47%	0
2009	2.560843	3.955620	54.47%	0
2008	4.642758	2.560843	-44.84%	0
2007	3.875357	4.642758	19.80%	0
2006	3.650452	3.875357	6.16%	0
2005	3.323846	3.650452	9.83%	0
2004	3.357170	3.323846	-0.99%	0
2003	2.328014	3.357170	44.21%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.170745	12.446691	11.42%	0
2011	16.769353	11.170745	-33.39%	0
2010	13.624574	16.769353	23.08%	0
2009	7.728195	13.624574	76.30%	0
2008	16.432956	7.728195	-52.97%	0
2007	13.039486	16.432956	26.02%	0
2006	9.032380	13.039486	44.36%	0
2005	6.953235	9.032380	29.90%	0
2004	5.950696	6.953235	16.85%	0
2003	4.492787	5.950696	32.45%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.217234	16.848384	18.51%	0
2011	14.135167	14.217234	0.58%	0
2010	11.629845	14.135167	21.54%	0
2009	9.323754	11.629845	24.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.018232	14.851483	14.08%	0
2011	13.284731	13.018232	-2.01%	0
2010	12.132886	13.284731	9.49%	0
2009	10.064340	12.132886	20.55%	0
2008	15.199863	10.064340	-33.79%	0
2007	14.350718	15.199863	5.92%	0
2006	12.095679	14.350718	18.64%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.377863	11.844304	14.13%	0
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.482312	8.398932	12.25%	0
2011	7.652723	7.482312	-2.23%	0
2010	6.518468	7.652723	17.40%	0
2009	4.960659	6.518468	31.40%	0
2008	8.220945	4.960659	-39.66%	0
2007	6.985741	8.220945	17.68%	0
2006	6.683217	6.985741	4.53%	0
2005	6.373790	6.683217	4.85%	0
2004	5.985870	6.373790	6.48%	0
2003	4.580410	5.985870	30.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.763403	15.536317	12.88%	0
2011	13.889833	13.763403	-0.91%	0
2010	12.434223	13.889833	11.71%	0
2009*	10.000000	12.434223	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.049284	11.448043	13.92%	0
2011	10.113208	10.049284	-0.63%	0
2010	9.170310	10.113208	10.28%	0
2009	7.547477	9.170310	21.50%	0
2008	10.917058	7.547477	-30.87%	0
2007	10.448212	10.917058	4.49%	0
2006*	10.000000	10.448212	4.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.251651	11.626980	3.34%	0
2011	10.809588	11.251651	4.09%	0
2010	10.359202	10.809588	4.35%	0
2009	9.382348	10.359202	10.41%	0
2008	10.573953	9.382348	-11.27%	0
2007	10.430304	10.573953	1.38%	0
2006*	10.000000	10.430304	4.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.953969	11.963698	20.19%	0
2011	11.148227	9.953969	-10.71%	0
2010	10.173918	11.148227	9.58%	0
2009	7.297903	10.173918	39.41%	0
2008	12.080556	7.297903	-39.59%	0
2007	10.730389	12.080556	12.58%	0
2006*	10.000000	10.730389	7.30%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.258052	10.700274	15.58%	0
2011	9.866054	9.258052	-6.16%	0
2010	8.478706	9.866054	16.36%	0
2009	6.205551	8.478706	36.63%	0
2008	11.299224	6.205551	-45.08%	0
2007	10.257600	11.299224	10.15%	0
2006*	10.000000	10.257600	2.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.076510	9.307720	15.24%	0
2011	8.390989	8.076510	-3.75%	0
2010	7.680104	8.390989	9.26%	0
2009	5.969082	7.680104	28.66%	0
2008	9.789543	5.969082	-39.03%	0
2007*	10.000000	9.789543	-2.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.667245	18.796814	12.78%	0
2011	16.306504	16.667245	2.21%	0
2010	14.637649	16.306504	11.40%	0
2009	10.183633	14.637649	43.74%	0
2008	14.364668	10.183633	-29.11%	0
2007	14.148553	14.364668	1.53%	0
2006	12.992981	14.148553	8.89%	0
2005	12.890147	12.992981	0.80%	0
2004	11.892325	12.890147	8.39%	0
2003	9.879176	11.892325	20.38%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.372759	15.101340	12.93%	0
2011	13.084641	13.372759	2.20%	0
2010	11.744906	13.084641	11.41%	0
2009	8.166545	11.744906	43.82%	0
2008	11.536825	8.166545	-29.21%	0
2007	11.359568	11.536825	1.56%	0
2006	10.432214	11.359568	8.89%	0
2005*	10.000000	10.432214	4.32%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.240748	13.109442	16.62%	0
2011	11.689165	11.240748	-3.84%	0
2010	10.255537	11.689165	13.98%	0
2009	8.103526	10.255537	26.56%	0
2008	13.063813	8.103526	-37.97%	0
2007	13.571478	13.063813	-3.74%	0
2006	11.892899	13.571478	14.11%	0
2005	11.587479	11.892899	2.64%	0
2004	10.016970	11.587479	15.68%	0
2003	7.741201	10.016970	29.40%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.648433	8.805285	15.13%	0
2011	8.789917	7.648433	-12.99%	0
2010	7.722891	8.789917	13.82%	0
2009	5.128430	7.722891	50.59%	0
2008*	10.000000	5.128430	-48.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.182447	10.079269	9.77%	0
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
2008*	10.000000	6.114157	-38.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.659313	12.368161	6.08%	0
2011	11.109700	11.659313	4.95%	0
2010	10.540779	11.109700	5.40%	0
2009	9.842156	10.540779	7.10%	0
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.250702	22.214690	15.40%	0
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	0
2009	13.697545	22.023367	60.78%	0
2008	32.941605	13.697545	-58.42%	0
2007	22.985864	32.941605	43.31%	0
2006	17.076429	22.985864	34.61%	0
2005	13.076523	17.076429	30.59%	0
2004	11.000440	13.076523	18.87%	0
2003	6.760886	11.000440	62.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.309650	24.594458	15.41%	0
2011	27.890003	21.309650	-23.59%	0
2010	24.376212	27.890003	14.41%	0
2009	15.145084	24.376212	60.95%	0
2008	36.481374	15.145084	-58.49%	0
2007	25.461205	36.481374	43.28%	0
2006	18.925563	25.461205	34.53%	0
2005	14.490577	18.925563	30.61%	0
2004	12.188660	14.490577	18.89%	0
2003	7.493172	12.188660	62.66%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.735406	15.964442	1.46%	0
2011	14.901345	15.735406	5.60%	0
2010	14.445190	14.901345	3.16%	0
2009	14.288471	14.445190	1.10%	0
2008	13.473320	14.288471	6.05%	0
2007	12.772282	13.473320	5.49%	0
2006	12.553370	12.772282	1.74%	0
2005	12.347500	12.553370	1.67%	0
2004	12.145681	12.347500	1.66%	0
2003	12.094979	12.145681	0.42%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.247577	11.662995	13.81%	0
2011	11.535018	10.247577	-11.16%	0
2010	10.341937	11.535018	11.54%	0
2009	8.097881	10.341937	27.71%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.408861	18.670368	13.78%	0
2011	18.470280	16.408861	-11.16%	0
2010	16.562944	18.470280	11.52%	0
2009	12.974091	16.562944	27.66%	0
2008	24.422976	12.974091	-46.88%	0
2007	19.512150	24.422976	25.17%	0
2006	14.906551	19.512150	30.90%	0
2005	11.630897	14.906551	28.16%	0
2004	10.331173	11.630897	12.58%	0
2003	7.753975	10.331173	33.24%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.519128	8.750429	16.38%	0
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
2007	10.849859	11.683575	7.68%	0
2006*	10.000000	10.849859	8.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.684886	14.473795	14.10%	0
2011	13.411457	12.684886	-5.42%	0
2010	11.883980	13.411457	12.85%	0
2009	9.489423	11.883980	25.23%	0
2008	15.262171	9.489423	-37.82%	0
2007	14.631960	15.262171	4.31%	0
2006	12.716604	14.631960	15.06%	0
2005	11.967058	12.716604	6.26%	0
2004	10.660201	11.967058	12.26%	0
2003	8.211169	10.660201	29.83%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.551261	12.995762	3.54%	0
2011	12.385415	12.551261	1.34%	0
2010	11.880314	12.385415	4.25%	0
2009	11.062388	11.880314	7.39%	0
2008	11.956703	11.062388	-7.48%	0
2007	11.525753	11.956703	3.74%	0
2006	11.027002	11.525753	4.52%	0
2005	10.841616	11.027002	1.71%	0
2004	10.522733	10.841616	3.03%	0
2003	9.905214	10.522733	6.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.941207	14.117621	9.09%	0
2011	13.149831	12.941207	-1.59%	0
2010	12.042482	13.149831	9.20%	0
2009	10.267363	12.042482	17.29%	0
2008	13.578871	10.267363	-24.39%	0
2007	13.054979	13.578871	4.01%	0
2006	11.908017	13.054979	9.63%	917
2005	11.481376	11.908017	3.72%	917
2004	10.646835	11.481376	7.84%	917
2003	9.008104	10.646835	18.19%	917
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.957945	14.511989	11.99%	0
2011	13.447508	12.957945	-3.64%	0
2010	12.105449	13.447508	11.09%	0
2009	9.884870	12.105449	22.46%	0
2008	14.634701	9.884870	-32.46%	0
2007	14.005009	14.634701	4.50%	0
2006	12.419064	14.005009	12.77%	0
2005	11.780866	12.419064	5.42%	0
2004	10.675348	11.780866	10.36%	0
2003	8.562027	10.675348	24.68%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.005015	13.832309	6.36%	0
2011	12.942376	13.005015	0.48%	0
2010	12.114345	12.942376	6.84%	0
2009	10.741025	12.114345	12.79%	0
2008	12.842197	10.741025	-16.36%	3,099
2007	12.323405	12.842197	4.21%	3,099
2006	11.544509	12.323405	6.75%	3,099
2005	11.222329	11.544509	2.87%	3,099
2004	10.637462	11.222329	5.50%	3,099
2003	9.503076	10.637462	11.94%	3,099
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.325468	15.569712	16.84%	0
2011	13.844074	13.325468	-3.75%	0
2010	12.924568	13.844074	7.11%	0
2009*	10.000000	12.924568	29.25%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.671249	29.688311	15.65%	0
2011	26.755359	25.671249	-4.05%	0
2010	21.533962	26.755359	24.25%	0
2009	15.994221	21.533962	34.64%	0
2008	25.570254	15.994221	-37.45%	0
2007	24.149432	25.570254	5.88%	0
2006	22.321192	24.149432	8.19%	0
2005	20.224594	22.321192	10.37%	0
2004	17.750446	20.224594	13.94%	0
2003	13.389824	17.750446	32.57%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.175846	11.002154	-1.55%	0
2011	11.351307	11.175846	-1.55%	0
2010	11.530003	11.351307	-1.55%	0
2009	11.706618	11.530003	-1.51%	0
2008	11.651639	11.706618	0.47%	0
2007	11.294770	11.651639	3.16%	0
2006	10.974911	11.294770	2.91%	0
2005	10.857538	10.974911	1.08%	0
2004	10.939717	10.857538	-0.75%	0
2003	11.042864	10.939717	-0.93%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.093510	17.784276	10.51%	0
2011	15.487052	16.093510	3.92%	0
2010	14.224766	15.487052	8.87%	0
2009	11.616550	14.224766	22.45%	0
2008	14.266311	11.616550	-18.57%	0
2007	13.851522	14.266311	2.99%	0
2006	13.419727	13.851522	3.22%	0
2005	13.339610	13.419727	0.60%	0
2004	12.718597	13.339610	4.88%	0
2003	11.522667	12.718597	10.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.178191	9.321584	13.98%	0
2011	9.165199	8.178191	-10.77%	0
2010	8.163503	9.165199	12.27%	0
2009	6.076553	8.163503	34.34%	0
2008*	10.000000	6.076553	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.830804	14.808567	15.41%	0
2011	15.536021	12.830804	-17.41%	0
2010	14.871436	15.536021	4.47%	0
2009	11.634171	14.871436	27.83%	0
2008	22.020598	11.634171	-47.17%	0
2007	21.732167	22.020598	1.33%	0
2006	17.982850	21.732167	20.85%	0
2005	16.300341	17.982850	10.32%	0
2004	13.767448	16.300341	18.40%	0
2003*	10.000000	13.767448	37.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.747927	10.020501	14.55%	0
2011	9.151323	8.747927	-4.41%	0
2010	8.047163	9.151323	13.72%	0
2009	6.298373	8.047163	27.77%	0
2008*	10.000000	6.298373	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.647912	11.189652	15.98%	0
2011	10.406219	9.647912	-7.29%	0
2010*	10.000000	10.406219	4.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.087528	9.362511	15.76%	0
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	0
2009	6.282625	7.880723	25.44%	0
2008*	10.000000	6.282625	-37.17%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.155877	10.357034	13.12%	0
2011	9.710454	9.155877	-5.71%	0
2010	7.777395	9.710454	24.85%	0
2009	6.214397	7.777395	25.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.066008	10.232209	12.86%	0
2011	9.637421	9.066008	-5.93%	0
2010	7.740305	9.637421	24.51%	0
2009	6.204977	7.740305	24.74%	0
2008*	10.000000	6.204977	-37.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.729590	11.144104	14.54%	0
2011	10.117338	9.729590	-3.83%	0
2010	8.590080	10.117338	17.78%	0
2009	6.687632	8.590080	28.45%	0
2008*	10.000000	6.687632	-33.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.311076	14.865203	11.68%	0
2011	13.608443	13.311076	-2.19%	0
2010	11.018517	13.608443	23.51%	0
2009	8.780713	11.018517	25.49%	0
2008	16.646531	8.780713	-47.25%	0
2007	15.407749	16.646531	8.04%	0
2006	15.163424	15.407749	1.61%	0
2005	14.248614	15.163424	6.42%	0
2004	12.760922	14.248614	11.66%	0
2003	9.653687	12.760922	32.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	29.923836	35.481994	18.57%	0
2011	32.017489	29.923836	-6.54%	0
2010	25.687156	32.017489	24.64%	0
2009	20.672323	25.687156	24.26%	0
2008	30.949250	20.672323	-33.21%	0
2007	33.767343	30.949250	-8.35%	0
2006	29.240705	33.767343	15.48%	0
2005	28.814275	29.240705	1.48%	0
2004	24.951544	28.814275	15.48%	0
2003	16.157486	24.951544	54.43%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.413955	28.897775	13.71%	0
2011	27.332724	25.413955	-7.02%	0
2010	22.153496	27.332724	23.38%	0
2009	16.705232	22.153496	32.61%	0
2008	27.452618	16.705232	-39.15%	0
2007	27.305066	27.452618	0.54%	0
2006	24.753824	27.305066	10.31%	0
2005	22.385127	24.753824	10.58%	0
2004	19.103495	22.385127	17.18%	0
2003	13.760315	19.103495	38.83%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.588039	13.029608	12.44%	0
2011	11.708195	11.588039	-1.03%	0
2010	10.482532	11.708195	11.69%	0
2009	8.443977	10.482532	24.14%	0
2008	14.675695	8.443977	-42.46%	0
2007	13.780579	14.675695	6.50%	0
2006	12.318206	13.780579	11.87%	0
2005	11.644990	12.318206	5.78%	0
2004	10.777358	11.644990	8.05%	0
2003	8.584915	10.777358	25.54%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.672364	11.025349	13.99%	0
2011	9.224641	9.672364	4.85%	0
2010	7.197397	9.224641	28.17%	0
2009	5.587798	7.197397	28.81%	0
2008*	10.000000	5.587798	-44.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.434896	10.634719	1.91%	0
2011	10.462925	10.434896	-0.27%	0
2010	10.376547	10.462925	0.83%	0
2009	9.840303	10.376547	5.45%	0
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.199544	10.503486	2.98%	0
2011	10.329855	10.199544	-1.26%	0
2010	9.965779	10.329855	3.65%	0
2009	8.932255	9.965779	11.57%	0
2008	10.480296	8.932255	-14.77%	0
2007	10.161335	10.480296	3.14%	0
2006	9.904696	10.161335	2.59%	0
2005	9.917071	9.904696	-0.12%	0
2004	9.995324	9.917071	-0.78%	0
2003*	10.000000	9.995324	-0.05%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.423138	12.237680	7.13%	0
2011	11.726980	11.423138	-2.59%	0
2010	9.958495	11.726980	17.76%	0
2009	8.240292	9.958495	20.85%	0
2008	13.829095	8.240292	-40.41%	0
2007	13.976079	13.829095	-1.05%	0
2006	13.487189	13.976079	3.62%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.513892	13.672110	9.26%	0
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0
2008	14.056308	8.379915	-40.38%	0
2007	13.268612	14.056308	5.94%	0
2006	11.852772	13.268612	11.95%	0
2005	11.266289	11.852772	5.21%	0
2004*	10.000000	11.266289	12.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.005396	16.055511	14.64%	0
2011	14.071260	14.005396	-0.47%	0
2010	11.212926	14.071260	25.49%	0
2009	8.588847	11.212926	30.55%	0
2008	17.129200	8.588847	-49.86%	0
2007	16.364120	17.129200	4.68%	0
2006	16.143935	16.364120	1.36%	0
2005	14.597814	16.143935	10.59%	0
2004	12.379330	14.597814	17.92%	0
2003	10.011907	12.379330	23.65%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.003955	22.679938	19.34%	0
2011	21.042585	19.003955	-9.69%	0
2010	18.429576	21.042585	14.18%	0
2009	13.400233	18.429576	37.53%	0
2008	22.759649	13.400233	-41.12%	0
2007	21.742014	22.759649	4.68%	0
2006	18.764224	21.742014	15.87%	0
2005	16.668829	18.764224	12.57%	0
2004	14.204530	16.668829	17.35%	0
2003*	10.000000	14.204530	42.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.874128	14.175490	19.38%	0
2011	13.151006	11.874128	-9.71%	0
2010	11.518899	13.151006	14.17%	0
2009	8.370969	11.518899	37.61%	0
2008	14.216315	8.370969	-41.12%	0
2007	13.583024	14.216315	4.66%	0
2006	11.722343	13.583024	15.87%	0
2005	10.416023	11.722343	12.54%	0
2004	8.878533	10.416023	17.32%	0
2003	6.305481	8.878533	40.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.150915	1.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.185198	15.170370	15.06%	0
2011	13.394285	13.185198	-1.56%	0
2010	11.717558	13.394285	14.31%	0
2009	9.277785	11.717558	26.30%	0
2008	15.316318	9.277785	-39.43%	0
2007	14.899636	15.316318	2.80%	0
2006	13.156712	14.899636	13.25%	0
2005	12.609661	13.156712	4.34%	0
2004	11.701284	12.609661	7.76%	0
2003	9.379287	11.701284	24.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.395222	10.912968	16.15%	0
2011	9.758750	9.395222	-3.73%	0
2010	8.032226	9.758750	21.49%	0
2009	5.946778	8.032226	35.07%	0
2008	9.716144	5.946778	-38.79%	0
2007	9.990835	9.716144	-2.75%	0
2006*	10.000000	9.990835	-0.09%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.257793	11.720122	4.11%	0
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.440381	14.754064	28.96%	0
2011	10.526842	11.440381	8.68%	0
2010*	10.000000	10.526842	5.27%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.295667	12.169940	7.74%	0
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
2009	9.537279	10.295079	7.95%	0
2008	10.788393	9.537279	-11.60%	0
2007	10.392434	10.788393	3.81%	0
2006*	10.000000	10.392434	3.92%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	39.045890	45.343494	16.13%	0
2011	37.053076	39.045890	5.38%	0
2010	34.294273	37.053076	8.04%	0
2009	26.752279	34.294273	28.19%	0
2008	31.960149	26.752279	-16.29%	0
2007	30.475338	31.960149	4.87%	0
2006	27.934804	30.475338	9.09%	0
2005	25.276707	27.934804	10.52%	0
2004	23.327390	25.276707	8.36%	0
2003	18.530862	23.327390	25.88%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.774116	50.828154	27.79%	0
2011	54.401580	39.774116	-26.89%	0
2010	43.564382	54.401580	24.88%	0
2009	20.757117	43.564382	109.88%	0
2008	59.866379	20.757117	-65.33%	0
2007	44.191018	59.866379	35.47%	0
2006	32.177181	44.191018	37.34%	0
2005	24.759748	32.177181	29.96%	0
2004	19.977155	24.759748	23.94%	0
2003	13.159985	19.977155	51.80%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.912002	43.675691	1.78%	0
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
2009	26.437223	41.002242	55.09%	0
2008	49.845964	26.437223	-46.96%	0
2007	34.834877	49.845964	43.09%	0
2006	28.420842	34.834877	22.57%	0
2005	19.032313	28.420842	49.33%	0
2004	15.561436	19.032313	22.30%	0
2003	10.916950	15.561436	42.54%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.623642	-3.76%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.315916	16.264758	6.20%	0
2011	16.306131	15.315916	-6.07%	0
2010	13.064835	16.306131	24.81%	0
2009*	10.000000	13.064835	30.65%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.697872	18.298913	16.57%	0
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	0
2009	9.983965	14.015000	40.38%	0
2008	15.791750	9.983965	-36.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.671784	14.446093	5.66%	3,212
2011	12.433173	13.671784	9.96%	3,129
2010	12.019984	12.433173	3.44%	1,339
2009	11.083295	12.019984	8.45%	1,339
2008	11.445340	11.083295	-3.16%	2,731
2007	10.623823	11.445340	7.73%	357
2006	10.627401	10.623823	-0.03%	690
2005	10.633557	10.627401	-0.06%	690
2004	10.213008	10.633557	4.12%	690
2003*	10.000000	10.213008	2.13%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	12.854506	14.513303	12.90%	0
2011	12.668825	12.854506	1.47%	0
2010	11.279060	12.668825	12.32%	5,981
2009	9.706000	11.279060	16.21%	5,981
2008	15.079630	9.706000	-35.64%	5,981
2007	15.336528	15.079630	-1.68%	9,571
2006	13.310693	15.336528	15.22%	9,571
2005	12.927802	13.310693	2.96%	9,571
2004	11.627252	12.927802	11.19%	5,981
2003	9.134791	11.627252	27.29%	5,981
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.577481	13.251881	14.46%	0
2011	11.847521	11.577481	-2.28%	0
2010	10.096145	11.847521	17.35%	0
2009	7.895892	10.096145	27.87%	0
2008	10.607030	7.895892	-25.56%	0
2007	11.034859	10.607030	-3.88%	0
2006*	10.000000	11.034859	10.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.338136	13.350274	8.20%	0
2011	13.012002	12.338136	-5.18%	0
2010	12.047512	13.012002	8.01%	0
2009*	10.000000	12.047512	20.48%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.691231	16.731213	13.89%	0
2011	14.846075	14.691231	-1.04%	0
2010	11.990480	14.846075	23.82%	0
2009	9.746305	11.990480	23.03%	0
2008	14.337260	9.746305	-32.02%	0
2007	14.667756	14.337260	-2.25%	0
2006	13.028113	14.667756	12.59%	0
2005	12.346278	13.028113	5.52%	0
2004	10.294104	12.346278	19.94%	3,997
2003	7.592743	10.294104	35.58%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	10.932111	12.044909	10.18%	0
2011	11.010271	10.932111	-0.71%	0
2010	9.745324	11.010271	12.98%	0
2009	7.404379	9.745324	31.62%	0
2008	11.475348	7.404379	-35.48%	0
2007	10.820520	11.475348	6.05%	0
2006	10.069512	10.820520	7.46%	0
2005	9.875708	10.069512	1.96%	1,188
2004	9.449413	9.875708	4.51%	0
2003	7.621164	9.449413	23.99%	1,636
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.644970	14.400338	13.88%	3,796
2011	12.613314	12.644970	0.25%	3,807
2010	11.162010	12.613314	13.00%	3,522
2009	8.978954	11.162010	24.31%	3,522
2008	14.517123	8.978954	-38.15%	3,522
2007	14.017785	14.517123	3.56%	3,974
2006	12.333598	14.017785	13.66%	5,788
2005	11.971890	12.333598	3.02%	7,428
2004	10.996431	11.971890	8.87%	8,950
2003	8.705780	10.996431	26.31%	9,576
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.100978	16.408637	8.66%	908
2011	14.077306	15.100978	7.27%	971
2010	12.405791	14.077306	13.47%	0
2009	10.286873	12.405791	20.60%	174
2008	14.839651	10.286873	-30.68%	174
2007	14.078129	14.839651	5.41%	705
2006	12.282546	14.078129	14.62%	705
2005	11.958170	12.282546	2.71%	705
2004	11.568814	11.958170	3.37%	705
2003	9.702740	11.568814	19.23%	705

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.674761	16.922824	7.96%	565
2011	15.575011	15.674761	0.64%	588
2010	14.587620	15.575011	6.77%	656
2009	12.309331	14.587620	18.51%	656
2008	13.492834	12.309331	-8.77%	656
2007	13.012844	13.492834	3.69%	3,772
2006	12.696417	13.012844	2.49%	3,772
2005	12.737045	12.696417	-0.32%	3,771
2004	12.491949	12.737045	1.96%	1,068
2003	12.131471	12.491949	2.97%	973
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.995091	12.082984	9.89%	0
2011	11.205328	10.995091	-1.88%	0
2010	10.100892	11.205328	10.93%	0
2009	8.268135	10.100892	22.17%	0
2008	11.215025	8.268135	-26.28%	0
2007	10.491320	11.215025	6.90%	0
2006*	10.000000	10.491320	4.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.480967	11.672952	11.37%	0
2011	10.772181	10.480967	-2.70%	0
2010	9.559189	10.772181	12.69%	0
2009	7.543784	9.559189	26.72%	0
2008	11.393675	7.543784	-33.79%	0
2007	10.511263	11.393675	8.39%	0
2006*	10.000000	10.511263	5.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.922519	11.275000	13.63%	0
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
2009	7.021341	9.078750	29.30%	0
2008	11.523387	7.021341	-39.07%	0
2007	10.531372	11.523387	9.42%	0
2006*	10.000000	10.531372	5.31%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.555539	9.847430	3.05%	207
2011	10.243222	9.555539	-6.71%	207
2010	8.736084	10.243222	17.25%	207
2009	6.016095	8.736084	45.21%	207
2008	13.409697	6.016095	-55.14%	207
2007	9.357772	13.409697	43.30%	207
2006*	10.000000	9.357772	-6.42%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.006873	16.151117	15.31%	9,376
2011	14.112961	14.006873	-0.75%	10,067
2010	12.462004	14.112961	13.25%	8,033
2009	9.739694	12.462004	27.95%	8,033
2008	17.276143	9.739694	-43.62%	9,904
2007	17.313177	17.276143	-0.21%	10,316
2006	14.651799	17.313177	18.16%	11,322
2005	14.078719	14.651799	4.07%	12,808
2004	12.845461	14.078719	9.60%	17,965
2003	10.024679	12.845461	28.14%	13,902
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.085795	13.621732	12.71%	3,098
2011	12.264579	12.085795	-1.46%	3,269
2010	10.046888	12.264579	22.07%	6,075
2009	7.967548	10.046888	26.10%	6,075
2008	15.345904	7.967548	-48.08%	6,108
2007	12.293412	15.345904	24.83%	10,358
2006	11.704811	12.293412	5.03%	11,863
2005	11.256004	11.704811	3.99%	13,876
2004	11.077503	11.256004	1.61%	28,995
2003	8.478157	11.077503	30.66%	31,329
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.492634	15.160940	12.36%	0
2011	13.193532	13.492634	2.27%	0
2010	11.783305	13.193532	11.97%	0
2009	8.328857	11.783305	41.48%	0
2008	11.295399	8.328857	-26.26%	0
2007	11.182974	11.295399	1.01%	0
2006	10.221727	11.182974	9.40%	0
2005	10.131831	10.221727	0.89%	0
2004	9.406006	10.131831	7.72%	3,315
2003	7.528392	9.406006	24.94%	3,315
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.702747	13.138608	12.27%	227
2011	11.435687	11.702747	2.34%	236
2010	10.224645	11.435687	11.84%	0
2009	7.219256	10.224645	41.63%	0
2008	9.779485	7.219256	-26.18%	0
2007*	10.000000	9.779485	-2.21%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.273322	13.813879	4.07%	2,140
2011	12.581595	13.273322	5.50%	2,041
2010	11.874274	12.581595	5.96%	1,493
2009	10.432191	11.874274	13.82%	1,493
2008	10.968752	10.432191	-4.89%	0
2007	10.697536	10.968752	2.54%	0
2006	10.422813	10.697536	2.64%	0
2005	10.375977	10.422813	0.45%	0
2004	10.108120	10.375977	2.65%	0
2003*	10.000000	10.108120	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.198879	11.515585	12.91%	0
2011	11.608504	10.198879	-12.14%	0
2010	9.166128	11.608504	26.65%	0
2009	6.652963	9.166128	37.78%	0
2008	11.177345	6.652963	-40.48%	0
2007	9.836672	11.177345	13.63%	0
2006*	10.000000	9.836672	-1.63%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.649049	15.002850	18.61%	0
2011	15.529980	12.649049	-18.55%	0
2010	13.967551	15.529980	11.19%	0
2009	11.226594	13.967551	24.41%	0
2008	20.325159	11.226594	-44.77%	0
2007	17.624769	20.325159	15.32%	0
2006	15.185240	17.624769	16.07%	0
2005	12.970635	15.185240	17.07%	0
2004	11.614887	12.970635	11.67%	0
2003	8.242406	11.614887	40.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.833390	14.050382	18.74%	0
2011	14.541610	11.833390	-18.62%	0
2010	13.076608	14.541610	11.20%	0
2009	10.506140	13.076608	24.47%	0
2008	19.025215	10.506140	-44.78%	0
2007	16.494924	19.025215	15.34%	0
2006	14.211442	16.494924	16.07%	0
2005	12.143653	14.211442	17.03%	0
2004	10.873513	12.143653	11.68%	0
2003	7.713742	10.873513	40.96%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.881573	16.110116	25.06%	0
2011	14.361399	12.881573	-10.30%	0
2010	11.541464	14.361399	24.43%	0
2009	7.451953	11.541464	54.88%	0
2008	15.511651	7.451953	-51.96%	0
2007	14.929260	15.511651	3.90%	4,759
2006	13.056524	14.929260	14.34%	5,239
2005	12.937705	13.056524	0.92%	5,239
2004	11.534626	12.937705	12.16%	1,412
2003	7.428775	11.534626	55.27%	1,412
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.686925	12.954481	10.85%	0
2011	11.599971	11.686925	0.75%	0
2010	10.462580	11.599971	10.87%	0
2009	7.841436	10.462580	33.43%	0
2008	11.328748	7.841436	-30.78%	0
2007	11.097057	11.328748	2.09%	0
2006*	10.000000	11.097057	10.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.744898	11.351774	16.49%	0
2011	10.289982	9.744898	-5.30%	0
2010	8.155480	10.289982	26.17%	811
2009	6.417120	8.155480	27.09%	811
2008	9.736270	6.417120	-34.09%	0
2007	10.136721	9.736270	-3.95%	0
2006*	10.000000	10.136721	1.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.212488	11.370789	11.34%	48
2011	12.334464	10.212488	-17.20%	0
2010	10.666723	12.334464	15.63%	0
2009	6.279233	10.666723	69.87%	0
2008	13.483652	6.279233	-53.43%	0
2007	10.648257	13.483652	26.63%	0
2006*	10.000000	10.648257	6.48%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.137988	10.637203	16.41%	0
2011	10.396586	9.137988	-12.11%	0
2010	9.746172	10.396586	6.67%	1,356
2009	7.219258	9.746172	35.00%	1,356
2008	12.308557	7.219258	-41.35%	0
2007	10.836015	12.308557	13.59%	0
2006*	10.000000	10.836015	8.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.272985	17.291446	13.22%	0
2011	15.650639	15.272985	-2.41%	0
2010	13.905472	15.650639	12.55%	0
2009	11.906623	13.905472	16.79%	0
2008	11.393085	11.906623	4.51%	0
2007	10.428766	11.393085	9.25%	0
2006*	10.000000	10.428766	4.29%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.352386	11.551056	11.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.720326	-2.80%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.550976	24.099106	17.27%	0
2011	22.506313	20.550976	-8.69%	0
2010	21.046219	22.506313	6.94%	0
2009	17.104303	21.046219	23.05%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.564033	10.437203	21.87%	397
2011	9.352218	8.564033	-8.43%	240
2010	8.925862	9.352218	4.78%	240
2009	6.212331	8.925862	43.68%	240
2008	11.336953	6.212331	-45.20%	5,962
2007	8.432856	11.336953	34.44%	5,962
2006	7.853644	8.432856	7.38%	7,402
2005	7.090622	7.853644	10.76%	7,402
2004	6.108331	7.090622	16.08%	10,087
2003	5.162942	6.108331	18.31%	11,318

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.330243	5.076707	17.24%	0
2011	4.817615	4.330243	-10.12%	0
2010	3.935705	4.817615	22.41%	0
2009	2.549249	3.935705	54.39%	0
2008	4.624093	2.549249	-44.87%	0
2007	3.861747	4.624093	19.74%	0
2006	3.639474	3.861747	6.11%	0
2005	3.315514	3.639474	9.77%	0
2004	3.350462	3.315514	-1.04%	0
2003	2.324540	3.350462	44.13%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.103275	12.365220	11.37%	162
2011	16.676529	11.103275	-33.42%	0
2010	13.556034	16.676529	23.02%	0
2009	7.693219	13.556034	76.21%	0
2008	16.366939	7.693219	-53.00%	0
2007	12.993737	16.366939	25.96%	0
2006	9.005239	12.993737	44.29%	0
2005	6.935852	9.005239	29.84%	0
2004	5.938819	6.935852	16.79%	0
2003	4.486092	5.938819	32.38%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.162045	16.774444	18.45%	67
2011	14.087429	14.162045	0.53%	0
2010	11.596447	14.087429	21.48%	0
2009	9.301704	11.596447	24.67%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.954465	14.771217	14.02%	111
2011	13.226366	12.954465	-2.06%	0
2010	12.085718	13.226366	9.44%	0
2009	10.030303	12.085718	20.49%	0
2008	15.156167	10.030303	-33.82%	0
2007	14.316771	15.156167	5.86%	0
2006	12.073182	14.316771	18.58%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.369104	11.828295	14.07%	663
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.432086	8.338307	12.19%	880
2011	7.605196	7.432086	-2.28%	0
2010	6.481277	7.605196	17.34%	0
2009	4.934864	6.481277	31.34%	0
2008	8.182358	4.934864	-39.69%	0
2007	6.956499	8.182358	17.62%	550
2006	6.658614	6.956499	4.47%	550
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.744802	15.507422	12.82%	631
2011	13.878093	13.744802	-0.96%	765
2010	12.430016	13.878093	11.65%	1,650
2009*	10.000000	12.430016	24.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.020388	11.409307	13.86%	0
2011	10.089236	10.020388	-0.68%	0
2010	9.153218	10.089236	10.23%	0
2009	7.537242	9.153218	21.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.219328	11.587676	3.28%	0
2011	10.783999	11.219328	4.04%	0
2010	10.339936	10.783999	4.29%	0
2009	9.369657	10.339936	10.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.925368	11.923253	20.13%	0
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	0
2009	7.288016	10.154988	39.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.231445	10.664096	15.52%	202
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.057376	9.280938	15.19%	0
2011	8.375360	8.057376	-3.80%	0
2010	7.669690	8.375360	9.20%	0
2009	5.964017	7.669690	28.60%	0
2008	9.786217	5.964017	-39.06%	0
2007*	10.000000	9.786217	-2.14%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.555539	18.661326	12.72%	0
2011	16.205416	16.555539	2.16%	0
2010	14.554292	16.205416	11.34%	0
2009	10.130773	14.554292	43.66%	0
2008	14.297368	10.130773	-29.14%	0
2007	14.089452	14.297368	1.48%	0
2006	12.945246	14.089452	8.84%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.327561	15.042639	12.87%	0
2011	13.047033	13.327561	2.15%	0
2010	11.717100	13.047033	11.35%	0
2009	8.151351	11.717100	43.74%	0
2008	11.521221	8.151351	-29.25%	0
2007	11.349994	11.521221	1.51%	0
2006	10.428702	11.349994	8.83%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.165367	13.014897	16.56%	0
2011	11.616664	11.165367	-3.88%	0
2010	10.197096	11.616664	13.92%	0
2009	8.061443	10.197096	26.49%	0
2008	13.002593	8.061443	-38.00%	0
2007	13.514788	13.002593	-3.79%	0
2006	11.849219	13.514788	14.06%	0
2005	11.550766	11.849219	2.58%	0
2004	9.990303	11.550766	15.62%	0
2003	7.724509	9.990303	29.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.634174	8.784400	15.07%	996
2011	8.777979	7.634174	-13.03%	1,037
2010	7.716333	8.777979	13.76%	1,380
2009	5.126680	7.716333	50.51%	1,701
2008*	10.000000	5.126680	-48.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.165383	10.055422	9.71%	0
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	0
2009	6.112083	7.910873	29.43%	0
2008*	10.000000	6.112083	-38.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.827937	10.739944	9.28%	0
2011	10.123577	9.827937	-2.92%	0
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	0
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	0
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.098600	10.934659	8.28%	0
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.637659	12.338903	6.03%	0
2011	11.094680	11.637659	4.89%	0
2010	10.531878	11.094680	5.34%	0
2009	9.838832	10.531878	7.04%	0
2008*	10.000000	9.838832	-1.61%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	0
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.141077	22.076943	15.34%	0
2011	25.058833	19.141077	-23.62%	0
2010	21.920197	25.058833	14.32%	0
2009	13.640295	21.920197	60.70%	0
2008	32.820669	13.640295	-58.44%	0
2007	22.913162	32.820669	43.24%	0
2006	17.031036	22.913162	34.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.205267	24.461528	15.36%	73
2011	27.767477	21.205267	-23.63%	73
2010	24.281440	27.767477	14.36%	73
2009	15.093873	24.281440	60.87%	73
2008	36.376576	15.093873	-58.51%	73
2007	25.401015	36.376576	43.21%	73
2006	18.890385	25.401015	34.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.629915	15.849345	1.40%	11,515
2011	14.808948	15.629915	5.54%	11,527
2010	14.362921	14.808948	3.11%	11,259
2009	14.214306	14.362921	1.05%	11,259
2008	13.410189	14.214306	6.00%	10,875
2007	12.718919	13.410189	5.43%	11,486
2006	12.507261	12.718919	1.69%	10,610
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.189196	11.590653	13.75%	0
2011	11.475116	10.189196	-11.21%	0
2010	10.293468	11.475116	11.48%	0
2009	8.064028	10.293468	27.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.328497	18.569478	13.72%	0
2011	18.389157	16.328497	-11.21%	0
2010	16.498556	18.389157	11.46%	403
2009	12.930219	16.498556	27.60%	403
2008	24.352789	12.930219	-46.90%	0
2007	19.466014	24.352789	25.10%	2,997
2006	14.878826	19.466014	30.83%	2,997

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	0
2006*	10.000000	10.846210	8.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.621030	14.393605	14.04%	868
2011	13.350715	12.621030	-5.47%	868
2010	11.836163	13.350715	12.80%	868
2009	9.456041	11.836163	25.17%	868
2008	15.216240	9.456041	-37.86%	868
2007	14.595369	15.216240	4.25%	868
2006	12.691229	14.595369	15.00%	1,736
2005	11.949230	12.691229	6.21%	0
2004	10.649717	11.949230	12.20%	0
2003	8.207270	10.649717	29.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.488088	12.923764	3.49%	2,778
2011	12.329323	12.488088	1.29%	2,778
2010	11.832509	12.329323	4.20%	2,778
2009	11.023466	11.832509	7.34%	2,778
2008	11.920695	11.023466	-7.53%	2,778
2007	11.496915	11.920695	3.69%	2,778
2006	11.004985	11.496915	4.47%	2,778
2005	10.825457	11.004985	1.66%	2,778
2004	10.512395	10.825457	2.98%	2,778
2003	9.900522	10.512395	6.18%	2,778

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.876064	14.039404	9.03%	0
2011	13.090279	12.876064	-1.64%	0
2010	11.994031	13.090279	9.14%	0
2009	10.231255	11.994031	17.23%	0
2008	13.538003	10.231255	-24.43%	0
2007	13.022333	13.538003	3.96%	0
2006	11.884255	13.022333	9.58%	0
2005	11.464275	11.884255	3.66%	0
2004	10.636383	11.464275	7.78%	0
2003	9.003831	10.636383	18.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.892708	14.431578	11.94%	0
2011	13.386601	12.892708	-3.69%	0
2010	12.056739	13.386601	11.03%	0
2009	9.850101	12.056739	22.40%	0
2008	14.590644	9.850101	-32.49%	0
2007	13.969982	14.590644	4.44%	0
2006	12.394286	13.969982	12.71%	0
2005	11.763314	12.394286	5.36%	0
2004	10.664866	11.763314	10.30%	0
2003	8.557964	10.664866	24.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.939592	13.755720	6.31%	5,503
2011	12.883786	12.939592	0.43%	5,503
2010	12.065634	12.883786	6.78%	5,789
2009	10.703273	12.065634	12.73%	6,397
2008	12.803569	10.703273	-16.40%	7,074
2007	12.292621	12.803569	4.16%	8,226
2006	11.521507	12.292621	6.69%	9,414
2005	11.205635	11.521507	2.82%	10,621
2004	10.627027	11.205635	5.44%	12,039
2003	9.498578	10.627027	11.88%	13,339
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.307463	15.540760	16.78%	442
2011	13.832370	13.307463	-3.79%	876
2010	12.920205	13.832370	7.06%	2,484
2009*	10.000000	12.920205	29.20%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.499029	29.474141	15.59%	0
2011	26.589338	25.499029	-4.10%	0
2010	21.411209	26.589338	24.18%	0
2009	15.911129	21.411209	34.57%	137
2008	25.450372	15.911129	-37.48%	137
2007	24.048495	25.450372	5.83%	137
2006	22.239162	24.048495	8.14%	137
2005	20.160466	22.239162	10.31%	692
2004	17.703153	20.160466	13.88%	1,060
2003	13.360934	17.703153	32.50%	1,055
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.100873	10.922779	-1.60%	0
2011	11.280871	11.100873	-1.60%	659
2010	11.464287	11.280871	-1.60%	59
2009	11.645810	11.464287	-1.56%	59
2008	11.597006	11.645810	0.42%	71
2007	11.247554	11.597006	3.11%	13,621
2006	10.934570	11.247554	2.86%	136
2005	10.823110	10.934570	1.03%	136
2004	10.910569	10.823110	-0.80%	20,249
2003	11.019038	10.910569	-0.98%	20,497
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.985585	17.656018	10.45%	0
2011	15.390983	15.985585	3.86%	0
2010	14.143714	15.390983	8.82%	0
2009	11.556220	14.143714	22.39%	0
2008	14.199439	11.556220	-18.61%	0
2007	13.793632	14.199439	2.94%	0
2006	13.370415	13.793632	3.17%	0
2005	13.297326	13.370415	0.55%	0
2004	12.684724	13.297326	4.83%	0
2003	11.497820	12.684724	10.32%	1,249
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.162982	9.299514	13.92%	0
2011	9.152795	8.162982	-10.81%	0
2010	8.156600	9.152795	12.21%	0
2009	6.074489	8.156600	34.28%	322
2008*	10.000000	6.074489	-39.26%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.774433	14.736004	15.36%	0
2011	15.475612	12.774433	-17.45%	0
2010	14.821136	15.475612	4.42%	0
2009	11.600705	14.821136	27.76%	0
2008	21.968445	11.600705	-47.19%	0
2007	21.691770	21.968445	1.28%	0
2006	17.958520	21.691770	20.79%	0
2005	16.286544	17.958520	10.27%	0
2004	13.762779	16.286544	18.34%	0
2003*	10.000000	13.762779	37.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.731647	9.996772	14.49%	1,722
2011	9.138925	8.731647	-4.46%	1,891
2010	8.040348	9.138925	13.66%	2,359
2009	6.296237	8.040348	27.70%	2,879
2008*	10.000000	6.296237	-37.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.639732	11.174473	15.92%	0
2011	10.402675	9.639732	-7.33%	0
2010*	10.000000	10.402675	4.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.072481	9.340331	15.71%	0
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	0
2009	6.280491	7.874053	25.37%	0
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.138851	10.332508	13.06%	0
2011	9.697319	9.138851	-5.76%	0
2010	7.770807	9.697319	24.79%	0
2009	6.212287	7.770807	25.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.049132	10.207959	12.81%	216
2011	9.624361	9.049132	-5.98%	216
2010	7.733736	9.624361	24.45%	216
2009	6.202867	7.733736	24.68%	216
2008*	10.000000	6.202867	-37.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.711509	11.117741	14.48%	0
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	0
2009	6.685366	8.582814	28.38%	302
2008*	10.000000	6.685366	-33.15%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.225715	14.762360	11.62%	0
2011	13.528039	13.225715	-2.23%	0
2010	10.958964	13.528039	23.44%	0
2009	8.737691	10.958964	25.42%	153
2008	16.573416	8.737691	-47.28%	153
2007	15.347910	16.573416	7.98%	416
2006	15.112192	15.347910	1.56%	416
2005	14.207650	15.112192	6.37%	416
2004	12.730702	14.207650	11.60%	416
2003	9.635711	12.730702	32.12%	623
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	29.723083	35.226020	18.51%	280
2011	31.818823	29.723083	-6.59%	280
2010	25.540730	31.818823	24.58%	280
2009	20.564933	25.540730	24.20%	382
2008	30.804160	20.564933	-33.24%	382
2007	33.626225	30.804160	-8.39%	883
2006	29.133262	33.626225	15.42%	976
2005	28.722942	29.133262	1.43%	1,381
2004	24.885091	28.722942	15.42%	1,633
2003	16.122626	24.885091	54.35%	3,082
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.243514	28.689353	13.65%	333
2011	27.163192	25.243514	-7.07%	333
2010	22.027260	27.163192	23.32%	333
2009	16.618484	22.027260	32.55%	333
2008	27.323988	16.618484	-39.18%	333
2007	27.191015	27.323988	0.49%	333
2006	24.662918	27.191015	10.25%	894
2005	22.314210	24.662918	10.53%	894
2004	19.052645	22.314210	17.12%	1,420
2003	13.730651	19.052645	38.76%	2,978
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.510291	12.935602	12.38%	888
2011	11.635530	11.510291	-1.08%	925
2010	10.422768	11.635530	11.64%	1,442
2009	8.400103	10.422768	24.08%	1,442
2008	14.606893	8.400103	-42.49%	1,442
2007	13.722966	14.606893	6.44%	1,442
2006	12.272927	13.722966	11.81%	1,442
2005	11.608061	12.272927	5.73%	1,442
2004	10.748649	11.608061	8.00%	1,442
2003	8.566400	10.748649	25.47%	1,255

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.654362	10.999223	13.93%	696
2011	9.212138	9.654362	4.80%	782
2010	7.191287	9.212138	28.10%	0
2009	5.585887	7.191287	28.74%	0
2008*	10.000000	5.585887	-44.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.628298	13.680366	17.65%	0
2011	13.493927	11.628298	-13.83%	0
2010	12.894893	13.493927	4.65%	0
2009*	10.000000	12.894893	28.95%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.154782	10.452043	2.93%	0
2011	10.289725	10.154782	-1.31%	0
2010	9.932110	10.289725	3.60%	0
2009	8.906607	9.932110	11.51%	0
2008	10.455501	8.906607	-14.81%	0
2007	10.142483	10.455501	3.09%	0
2006	9.891322	10.142483	2.54%	0
2005	9.908686	9.891322	-0.18%	0
2004	9.991948	9.908686	-0.83%	0
2003*	10.000000	9.991948	-0.08%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.367189	12.171542	7.08%	0
2011	11.675464	11.367189	-2.64%	0
2010	9.919776	11.675464	17.70%	0
2009	8.212423	9.919776	20.79%	0
2008	13.789344	8.212423	-40.44%	0
2007	13.943023	13.789344	-1.10%	0
2006	13.462114	13.943023	3.57%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.465294	13.612073	9.20%	0
2011	13.070198	12.465294	-4.63%	0
2010	10.811558	13.070198	20.89%	0
2009	8.360084	10.811558	29.32%	0
2008	14.030202	8.360084	-40.41%	0
2007	13.250742	14.030202	5.88%	0
2006	11.842802	13.250742	11.89%	0
2005	11.262512	11.842802	5.15%	0
2004*	10.000000	11.262512	12.63%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	13.911443	15.939683	14.58%	0
2011	13.983946	13.911443	-0.52%	0
2010	11.149007	13.983946	25.43%	0
2009	8.544230	11.149007	30.49%	0
2008	17.048909	8.544230	-49.88%	0
2007	16.295740	17.048909	4.62%	0
2006	16.084619	16.295740	1.31%	0
2005	14.551544	16.084619	10.54%	0
2004	12.346352	14.551544	17.86%	0
2003	9.990303	12.346352	23.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.920488	22.568838	19.28%	3,863
2011	20.960799	18.920488	-9.73%	3,922
2010	18.367259	20.960799	14.12%	724
2009	13.361713	18.367259	37.46%	724
2008	22.705776	13.361713	-41.15%	749
2007	21.701631	22.705776	4.63%	866
2006	18.738865	21.701631	15.81%	625
2005	16.654730	18.738865	12.51%	1,331
2004	14.199720	16.654730	17.29%	1,879
2003*	10.000000	14.199720	42.00%	1,467
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.803936	14.084525	19.32%	623
2011	13.079901	11.803936	-9.76%	623
2010	11.462435	13.079901	14.11%	5,835
2009	8.334165	11.462435	37.54%	6,096
2008	14.161034	8.334165	-41.15%	6,096
2007	13.537128	14.161034	4.61%	6,096
2006	11.688662	13.537128	15.81%	6,678
2005	10.391353	11.688662	12.48%	6,679
2004	8.862004	10.391353	17.26%	11,745
2003	6.296936	8.862004	40.74%	12,158
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.096753	15.060940	15.00%	4,947
2011	13.311181	13.096753	-1.61%	4,947
2010	11.650774	13.311181	14.25%	2,877
2009	9.229598	11.650774	26.23%	2,877
2008	15.244535	9.229598	-39.46%	2,877
2007	14.837386	15.244535	2.74%	3,163
2006	13.108388	14.837386	13.19%	4,022
2005	12.569703	13.108388	4.29%	4,022
2004	11.670124	12.569703	7.71%	4,743
2003	9.359056	11.670124	24.69%	4,822

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.368203	10.876023	16.10%	689
2011	9.735621	9.368203	-3.77%	782
2010	8.017245	9.735621	21.43%	811
2009	5.938698	8.017245	35.00%	811
2008	9.707899	5.938698	-38.83%	0
2007	9.987465	9.707899	-2.80%	0
2006*	10.000000	9.987465	-0.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	0
2009*	10.000000	10.848770	8.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.242559	11.698304	4.05%	2,532
2011	11.310867	11.242559	-0.60%	2,585
2010	10.928078	11.310867	3.50%	0
2009*	10.000000	10.928078	9.28%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.430744	14.734130	28.90%	0
2011	10.523301	11.430744	8.62%	0
2010*	10.000000	10.523301	5.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.263214	12.128803	7.69%	0
2011	10.833986	11.263214	3.96%	0
2010	10.275922	10.833986	5.43%	0
2009	9.524373	10.275922	7.89%	0
2008	10.779264	9.524373	-11.64%	0
2007	10.388939	10.779264	3.76%	0
2006*	10.000000	10.388939	3.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	38.784080	45.016536	16.07%	0
2011	36.823282	38.784080	5.32%	0
2010	34.098904	36.823282	7.99%	0
2009	26.613380	34.098904	28.13%	0
2008	31.810375	26.613380	-16.34%	0
2007	30.348016	31.810375	4.82%	0
2006	27.832187	30.348016	9.04%	0
2005	25.196617	27.832187	10.46%	0
2004	23.265299	25.196617	8.30%	0
2003	18.490922	23.265299	25.82%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.507337	50.461538	27.73%	154
2011	54.064138	39.507337	-26.93%	0
2010	43.316130	54.064138	24.81%	0
2009	20.649302	43.316130	109.77%	0
2008	59.585849	20.649302	-65.35%	0
2007	44.006397	59.585849	35.40%	0
2006	32.058974	44.006397	37.27%	0
2005	24.681277	32.058974	29.89%	0
2004	19.923949	24.681277	23.88%	0
2003	13.131584	19.923949	51.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.624120	43.360592	1.73%	150
2011	51.845154	42.624120	-17.79%	0
2010	40.768529	51.845154	27.17%	0
2009	26.299894	40.768529	55.01%	0
2008	49.612322	26.299894	-46.99%	0
2007	34.689305	49.612322	43.02%	0
2006	28.316407	34.689305	22.51%	0
2005	18.971961	28.316407	49.25%	0
2004	15.519976	18.971961	22.24%	0
2003	10.893391	15.519976	42.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.620384	-3.80%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.295201	16.234487	6.14%	0
2011	16.292339	15.295201	-6.12%	0
2010	13.060414	16.292339	24.75%	0
2009*	10.000000	13.060414	30.60%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.620945	18.199975	16.51%	0
2011	17.381158	15.620945	-10.13%	0
2010	13.960490	17.381158	24.50%	0
2009	9.950179	13.960490	40.30%	0
2008	15.746345	9.950179	-36.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.611707	14.375290	5.61%	3,690
2011	12.384804	13.611707	9.91%	4,254
2010	11.979304	12.384804	3.39%	20,284
2009	11.051399	11.979304	8.40%	24,477
2008	11.418201	11.051399	-3.21%	15,767
2007	10.604050	11.418201	7.68%	12,064
2006	10.612998	10.604050	-0.08%	15,089
2005	10.624530	10.612998	-0.11%	25,969
2004	10.209525	10.624530	4.06%	48,473
2003*	10.000000	10.209525	2.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	12.768265	14.408594	12.85%	9,329
2011	12.590202	12.768265	1.41%	9,504
2010	11.214752	12.590202	12.26%	9,666
2009	9.655567	11.214752	16.15%	18,051
2008	15.008913	9.655567	-35.67%	28,401
2007	15.272407	15.008913	-1.73%	24,482
2006	13.261766	15.272407	15.16%	28,033
2005	12.886814	13.261766	2.91%	30,862
2004	11.596281	12.886814	11.13%	28,632
2003	9.115086	11.596281	27.22%	36,506
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.544189	13.207044	14.40%	694
2011	11.819444	11.544189	-2.33%	758
2010	10.077340	11.819444	17.29%	783
2009	7.885187	10.077340	27.80%	1,163
2008	10.598040	7.885187	-25.60%	4,221
2007	11.031146	10.598040	-3.93%	5,152
2006*	10.000000	11.031146	10.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.321456	13.325434	8.15%	17,216
2011	13.000998	12.321456	-5.23%	15,382
2010	12.043434	13.000998	7.95%	12,713
2009*	10.000000	12.043434	20.43%	12,438

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.619211	16.640715	13.83%	874
2011	14.780793	14.619211	-1.09%	927
2010	11.943809	14.780793	23.75%	1,018
2009	9.713315	11.943809	22.96%	1,206
2008	14.296006	9.713315	-32.06%	971
2007	14.633033	14.296006	-2.30%	936
2006	13.003864	14.633033	12.53%	2,178
2005	12.329540	13.003864	5.47%	2,603
2004	10.285373	12.329540	19.87%	5,001
2003	7.590152	10.285373	35.51%	4,419
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	10.858741	11.957972	10.12%	369
2011	10.941923	10.858741	-0.76%	1,187
2010	9.689745	10.941923	12.92%	1,377
2009	7.365892	9.689745	31.55%	4,345
2008	11.421512	7.365892	-35.51%	4,639
2007	10.775260	11.421512	6.00%	7,848
2006	10.032485	10.775260	7.40%	9,895
2005	9.844387	10.032485	1.91%	11,313
2004	9.424231	9.844387	4.46%	12,427
2003	7.604702	9.424231	23.93%	11,960
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.560075	14.296365	13.82%	20,776
2011	12.534993	12.560075	0.20%	21,805
2010	11.098333	12.534993	12.94%	22,423
2009	8.932279	11.098333	24.25%	27,730
2008	14.449022	8.932279	-38.18%	37,045
2007	13.959170	14.449022	3.51%	39,348
2006	12.288247	13.959170	13.60%	45,232
2005	11.933915	12.288247	2.97%	51,147
2004	10.967119	11.933915	8.82%	57,200
2003	8.686976	10.967119	26.25%	62,682
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	14.999638	16.290220	8.60%	3,652
2011	13.989924	14.999638	7.22%	3,180
2010	12.335042	13.989924	13.42%	3,289
2009	10.233414	12.335042	20.54%	2,593
2008	14.770045	10.233414	-30.72%	17,475
2007	14.019259	14.770045	5.36%	24,493
2006	12.237382	14.019259	14.56%	28,697
2005	11.920233	12.237382	2.66%	29,584
2004	11.537984	11.920233	3.31%	31,844
2003	9.681804	11.537984	19.17%	34,717

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.574255	16.805740	7.91%	24,098
2011	15.482982	15.574255	0.59%	22,738
2010	14.508802	15.482982	6.71%	22,016
2009	12.249031	14.508802	18.45%	42,118
2008	13.433556	12.249031	-8.82%	8,933
2007	12.962295	13.433556	3.64%	5,080
2006	12.653506	12.962295	2.44%	7,046
2005	12.700428	12.653506	-0.37%	16,439
2004	12.462369	12.700428	1.91%	30,171
2003	12.108907	12.462369	2.92%	40,089
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.963498	12.042126	9.84%	5,619
2011	11.178791	10.963498	-1.93%	36,424
2010	10.082086	11.178791	10.88%	39,972
2009	8.256936	10.082086	22.10%	39,972
2008	11.205533	8.256936	-26.31%	42,264
2007	10.487792	11.205533	6.84%	0
2006*	10.000000	10.487792	4.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	0
2009	7.533560	9.541377	26.65%	0
2008	11.384028	7.533560	-33.82%	0
2007	10.507729	11.384028	8.34%	0
2006*	10.000000	10.507729	5.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
2009	7.011827	9.061840	29.24%	0
2008	11.513627	7.011827	-39.10%	0
2007	10.527827	11.513627	9.36%	0
2006*	10.000000	10.527827	5.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.528029	9.814082	3.00%	964
2011	10.218924	9.528029	-6.76%	4,715
2010	8.719783	10.218924	17.19%	964
2009	6.007924	8.719783	45.14%	2,575
2008	13.398310	6.007924	-55.16%	964
2007	9.354605	13.398310	43.23%	2,300
2006*	10.000000	9.354605	-6.45%	964

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	13.912901	16.034604	15.25%	18,347
2011	14.025386	13.912901	-0.80%	22,350
2010	12.390959	14.025386	13.19%	24,736
2009	9.689103	12.390959	27.89%	29,224
2008	17.195174	9.689103	-43.65%	39,312
2007	17.240844	17.195174	-0.26%	77,618
2006	14.597980	17.240844	18.10%	73,262
2005	14.034109	14.597980	4.02%	78,269
2004	12.811259	14.034109	9.55%	91,914
2003	10.003066	12.811259	28.07%	74,870
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.004671	13.523417	12.65%	22,644
2011	12.188437	12.004671	-1.51%	21,862
2010	9.989586	12.188437	22.01%	21,598
2009	7.926138	9.989586	26.03%	29,366
2008	15.273930	7.926138	-48.11%	45,614
2007	12.242015	15.273930	24.77%	74,763
2006	11.661788	12.242015	4.98%	109,332
2005	11.220319	11.661788	3.93%	123,481
2004	11.047999	11.220319	1.56%	136,627
2003	8.459859	11.047999	30.59%	144,000
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.402132	15.051592	12.31%	5,285
2011	13.111684	13.402132	2.22%	5,371
2010	11.716151	13.111684	11.91%	7,123
2009	8.285591	11.716151	41.40%	8,609
2008	11.242436	8.285591	-26.30%	9,794
2007	11.136228	11.242436	0.95%	15,942
2006	10.184145	11.136228	9.35%	26,209
2005	10.099701	10.184145	0.84%	32,116
2004	9.380947	10.099701	7.66%	30,041
2003	7.512154	9.380947	24.88%	43,052
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.675049	13.100832	12.21%	2,179
2011	11.414402	11.675049	2.28%	1,971
2010	10.210790	11.414402	11.79%	2,174
2009	7.213130	10.210790	41.56%	2,444
2008	9.776164	7.213130	-26.22%	4,102
2007*	10.000000	9.776164	-2.24%	4,875

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.214988	13.746171	4.02%	18,081
2011	12.532648	13.214988	5.44%	16,583
2010	11.834084	12.532648	5.90%	3,510
2009	10.402160	11.834084	13.77%	7,493
2008	10.942735	10.402160	-4.94%	7,740
2007	10.677621	10.942735	2.48%	4,386
2006	10.408697	10.677621	2.58%	2,559
2005	10.367180	10.408697	0.40%	2,480
2004	10.104687	10.367180	2.60%	166
2003*	10.000000	10.104687	1.05%	607
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.169563	11.476643	12.85%	65,551
2011	11.581012	10.169563	-12.19%	81,420
2010	9.149056	11.581012	26.58%	73,199
2009	6.643934	9.149056	37.71%	67,508
2008	11.167854	6.643934	-40.51%	49,633
2007	9.833348	11.167854	13.57%	37,571
2006*	10.000000	9.833348	-1.67%	12,651
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
2009	11.168216	13.887863	24.35%	0
2008	20.229789	11.168216	-44.79%	0
2007	17.551030	20.229789	15.26%	0
2006	15.129373	17.551030	16.01%	0
2005	12.929468	15.129373	17.01%	0
2004	11.583907	12.929468	11.62%	0
2003	8.224601	11.583907	40.84%	29
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.775375	13.974385	18.67%	935
2011	14.477677	11.775375	-18.67%	935
2010	13.025736	14.477677	11.15%	935
2009	10.470591	13.025736	24.40%	6,947
2008	18.970515	10.470591	-44.81%	10,041
2007	16.455903	18.970515	15.28%	14,186
2006	14.185006	16.455903	16.01%	18,638
2005	12.127206	14.185006	16.97%	18,702
2004	10.864300	12.127206	11.62%	19,122
2003	7.711109	10.864300	40.89%	13,924

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.818429	16.022975	25.00%	380
2011	14.298263	12.818429	-10.35%	88
2010	11.496555	14.298263	24.37%	91
2009	7.426726	11.496555	54.80%	95
2008	15.467034	7.426726	-51.98%	100
2007	14.893926	15.467034	3.85%	1,176
2006	13.032217	14.893926	14.29%	2,386
2005	12.920158	13.032217	0.87%	3,113
2004	11.524844	12.920158	12.11%	3,269
2003	7.426249	11.524844	55.19%	6,409
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.653327	12.910664	10.79%	106,554
2011	11.572490	11.653327	0.70%	125,096
2010	10.443102	11.572490	10.81%	124,660
2009	7.830809	10.443102	33.36%	121,020
2008	11.319149	7.830809	-30.82%	30,243
2007	11.093323	11.319149	2.04%	16,550
2006*	10.000000	11.093323	10.93%	2,894
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.716856	11.313360	16.43%	2,120
2011	10.265572	9.716856	-5.35%	1,675
2010	8.140276	10.265572	26.11%	185
2009	6.408405	8.140276	27.02%	204
2008	9.728001	6.408405	-34.12%	3,896
2007	10.133296	9.728001	-4.00%	4,598
2006*	10.000000	10.133296	1.33%	1,697
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
2009	6.582545	8.432430	28.10%	0
2008*	10.000000	6.582545	-34.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.183126	11.332333	11.29%	0
2011	12.305253	10.183126	-17.25%	0
2010	10.646862	12.305253	15.58%	0
2009	6.270718	10.646862	69.79%	0
2008	13.472245	6.270718	-53.45%	0
2007	10.644685	13.472245	26.56%	0
2006*	10.000000	10.644685	6.45%	184

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.111717	10.601214	16.35%	509
2011	10.371969	9.111717	-12.15%	530
2010	9.728036	10.371969	6.62%	4,414
2009	7.209489	9.728036	34.93%	4,468
2008	12.298138	7.209489	-41.38%	1,273
2007	10.832375	12.298138	13.53%	466
2006*	10.000000	10.832375	8.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.229091	17.232980	13.16%	45,597
2011	15.613571	15.229091	-2.46%	42,466
2010	13.879587	15.613571	12.49%	36,462
2009	11.890503	13.879587	16.73%	23,192
2008	11.383455	11.890503	4.45%	5,014
2007	10.425263	11.383455	9.19%	4,230
2006*	10.000000	10.425263	4.25%	1,150
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.716985	-2.83%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.435570	23.951566	17.21%	0
2011	22.391287	20.435570	-8.73%	0
2010	20.949286	22.391287	6.88%	0
2009	17.034183	20.949286	22.98%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.512229	10.368800	21.81%	41,712
2011	9.300365	8.512229	-8.47%	43,066
2010	8.880893	9.300365	4.72%	69,317
2009	6.184179	8.880893	43.61%	112,232
2008	11.291345	6.184179	-45.23%	62,156
2007	8.403216	11.291345	34.37%	84,294
2006	7.830007	8.403216	7.32%	111,842
2005	7.072868	7.830007	10.70%	124,431
2004	6.096134	7.072868	16.02%	118,441
2003	5.155250	6.096134	18.25%	158,179

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.304075	5.043466	17.18%	6,592
2011	4.790931	4.304075	-10.16%	555
2010	3.915887	4.790931	22.35%	555
2009	2.537698	3.915887	54.31%	555
2008	4.605487	2.537698	-44.90%	555
2007	3.848176	4.605487	19.68%	555
2006	3.628519	3.848176	6.05%	1,700
2005	3.307220	3.628519	9.72%	1,700
2004	3.343773	3.307220	-1.09%	2,901
2003	2.321074	3.343773	44.06%	3,195
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.036128	12.284193	11.31%	10,864
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
2009	7.658356	13.487751	76.12%	0
2008	16.301067	7.658356	-53.02%	4,159
2007	12.948047	16.301067	25.90%	4,159
2006	8.978130	12.948047	44.22%	7,876
2005	6.918472	8.978130	29.77%	10,920
2004	5.926958	6.918472	16.73%	11,079
2003	4.479412	5.926958	32.32%	11,901
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.106981	16.700709	18.39%	12,348
2011	14.039775	14.106981	0.48%	18,240
2010	11.563093	14.039775	21.42%	8,975
2009	9.279686	11.563093	24.61%	151
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.890980	14.691344	13.97%	618
2011	13.168233	12.890980	-2.11%	618
2010	12.038713	13.168233	9.38%	618
2009	9.996365	12.038713	20.43%	1,502
2008	15.112583	9.996365	-33.85%	5,091
2007	14.282895	15.112583	5.81%	1,908
2006	12.050714	14.282895	18.52%	618
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.382220	8.278144	12.14%	3,466
2011	7.558008	7.382220	-2.33%	2,634
2010	6.444333	7.558008	17.28%	587
2009	4.909233	6.444333	31.27%	587
2008	8.144006	4.909233	-39.72%	587
2007	6.927429	8.144006	17.56%	1,887
2006	6.634147	6.927429	4.42%	587
2005	6.333414	6.634147	4.75%	587
2004	5.953998	6.333414	6.37%	587
2003	4.560642	5.953998	30.55%	587
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.726207	15.478551	12.77%	6,112
2011	13.866343	13.726207	-1.01%	7,603
2010	12.425797	13.866343	11.59%	10,244
2009*	10.000000	12.425797	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.991547	11.370678	13.80%	33,149
2011	10.065308	9.991547	-0.73%	33,444
2010	9.136156	10.065308	10.17%	33,546
2009	7.527012	9.136156	21.38%	38,627
2008	10.898553	7.527012	-30.94%	32,286
2007	10.441173	10.898553	4.38%	23,031
2006*	10.000000	10.441173	4.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.187080	11.548489	3.23%	3,594
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
2009	9.356954	10.320671	10.30%	7,193
2008	10.556053	9.356954	-11.36%	6,326
2007	10.423276	10.556053	1.27%	0
2006*	10.000000	10.423276	4.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	26,449
2010	10.136054	11.095465	9.47%	28,541
2009	7.278126	10.136054	39.27%	19,182
2008	12.060105	7.278126	-39.65%	15
2007	10.723164	12.060105	12.47%	23,411
2006*	10.000000	10.723164	7.23%	4,602

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.204869	10.627978	15.46%	62,768
2011	9.819331	9.204869	-6.26%	40,113
2010	8.447133	9.819331	16.24%	7,119
2009	6.188730	8.447133	36.49%	10,666
2008	11.280075	6.188730	-45.14%	2,171
2007	10.250695	11.280075	10.04%	0
2006*	10.000000	10.250695	2.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.038264	9.254218	15.13%	4,664
2011	8.359747	8.038264	-3.85%	701
2010	7.659289	8.359747	9.15%	772
2009	5.958951	7.659289	28.53%	849
2008	9.782890	5.958951	-39.09%	19,410
2007*	10.000000	9.782890	-2.17%	4,708
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.444472	18.526694	12.66%	2,138
2011	16.104864	16.444472	2.11%	2,149
2010	14.471327	16.104864	11.29%	3,848
2009	10.078138	14.471327	43.59%	3,935
2008	14.230330	10.078138	-29.18%	5,217
2007	14.030561	14.230330	1.42%	7,876
2006	12.897677	14.030561	8.78%	12,070
2005	12.808565	12.897677	0.70%	14,378
2004	11.829065	12.808565	8.28%	30,397
2003	9.836609	11.829065	20.26%	24,240
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.282530	14.984178	12.81%	5,051
2011	13.009539	13.282530	2.10%	3,032
2010	11.689363	13.009539	11.29%	1,185
2009	8.136171	11.689363	43.67%	1,978
2008	11.505618	8.136171	-29.29%	1,590
2007	11.340421	11.505618	1.46%	4,026
2006	10.425180	11.340421	8.78%	5,464
2005*	10.000000	10.425180	4.25%	1,895
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.090374	12.920904	16.51%	509
2011	11.544495	11.090374	-3.93%	522
2010	10.138888	11.544495	13.86%	981
2009	8.019511	10.138888	26.43%	991
2008	12.941561	8.019511	-38.03%	1,591
2007	13.458229	12.941561	-3.84%	13,903
2006	11.805622	13.458229	14.00%	31,672
2005	11.514104	11.805622	2.53%	40,242
2004	9.963657	11.514104	15.56%	29,815
2003	7.707824	9.963657	29.27%	17,900

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.619990	8.763596	15.01%	5,103
2011	8.766116	7.619990	-13.07%	6,486
2010	7.709797	8.766116	13.70%	7,042
2009	5.124937	7.709797	50.44%	7,323
2008*	10.000000	5.124937	-48.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
2009	6.110003	7.904167	29.36%	0
2008*	10.000000	6.110003	-38.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	7,413
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
2009	7.900737	9.310557	17.84%	0
2008*	10.000000	7.900737	-20.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
2009	7.180256	8.768188	22.12%	0
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.537207	11.140023	5.72%	6,656
2011	10.564529	10.537207	-0.26%	6,656
2010	10.057746	10.564529	5.04%	0
2009	9.048338	10.057746	11.16%	0
2008*	10.000000	9.048338	-9.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
2009	7.537235	9.039810	19.94%	0
2008*	10.000000	7.537235	-24.63%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
2009	6.818051	8.487804	24.49%	0
2008*	10.000000	6.818051	-31.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
2009	8.279837	9.582985	15.74%	0
2008*	10.000000	8.279837	-17.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
2009	9.835494	10.522958	6.99%	0
2008*	10.000000	9.835494	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
2009	9.819515	11.244874	14.52%	0
2008*	10.000000	9.819515	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
2009	13.583195	21.817344	60.62%	0
2008	32.699975	13.583195	-58.46%	0
2007	22.840560	32.699975	43.17%	0
2006	16.985684	22.840560	34.47%	0
2005	13.020203	16.985684	30.46%	0
2004	10.964194	13.020203	18.75%	0
2003	6.745447	10.964194	62.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.101282	24.329172	15.30%	416
2011	27.645366	21.101282	-23.67%	396
2010	24.186925	27.645366	14.30%	342
2009	15.042758	24.186925	60.79%	2,210
2008	36.271891	15.042758	-58.53%	2,141
2007	25.340854	36.271891	43.14%	3,445
2006	18.855195	25.340854	34.40%	5,491
2005	14.451324	18.855195	30.47%	3,190
2004	12.167999	14.451324	18.76%	2,877
2003	7.488067	12.167999	62.50%	3,123

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.525064	15.735000	1.35%	10,085
2011	14.717057	15.525064	5.49%	10,651
2010	14.281051	14.717057	3.05%	24,244
2009	14.140468	14.281051	0.99%	33,348
2008	13.347313	14.140468	5.94%	43,207
2007	12.665762	13.347313	5.38%	16,290
2006	12.461292	12.665762	1.64%	16,671
2005	12.269348	12.461292	1.56%	16,330
2004	12.081076	12.269348	1.56%	18,073
2003	12.042881	12.081076	0.32%	37,473
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
2009	8.030285	10.245196	27.58%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.248453	18.469034	13.67%	0
2011	18.308307	16.248453	-11.25%	0
2010	16.434372	18.308307	11.40%	0
2009	12.886474	16.434372	27.53%	0
2008	24.282764	12.886474	-46.93%	1,517
2007	19.419965	24.282764	25.04%	2,030
2006	14.851148	19.419965	30.76%	7,713
2005	11.599408	14.851148	28.03%	373
2004	10.313672	11.599408	12.47%	134
2003	7.748697	10.313672	33.10%	142
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
2009	6.528074	8.257188	26.49%	168
2008	11.663775	6.528074	-44.03%	168
2007	10.842547	11.663775	7.57%	3,398
2006*	10.000000	10.842547	8.43%	175
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.557531	14.313888	13.99%	0
2011	13.290291	12.557531	-5.51%	0
2010	11.788571	13.290291	12.74%	0
2009	9.422814	11.788571	25.11%	3,204
2008	15.170486	9.422814	-37.89%	3,936
2007	14.558931	15.170486	4.20%	7,649
2006	12.665956	14.558931	14.95%	2,053
2005	11.931477	12.665956	6.16%	1,020
2004	10.639301	11.931477	12.15%	9,167
2003	8.203385	10.639301	29.69%	50,564

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.425243	12.852190	3.44%	17,314
2011	12.273494	12.425243	1.24%	17,213
2010	11.784925	12.273494	4.15%	12,778
2009	10.984715	11.784925	7.28%	1,126
2008	11.884834	10.984715	-7.57%	14,057
2007	11.468184	11.884834	3.63%	20,997
2006	10.983058	11.468184	4.42%	5,362
2005	10.809357	10.983058	1.61%	7,429
2004	10.502098	10.809357	2.93%	12,378
2003	9.895838	10.502098	6.13%	12,273
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.811240	13.961615	8.98%	78,102
2011	13.030994	12.811240	-1.69%	69,349
2010	11.945785	13.030994	9.08%	70,910
2009	10.195277	11.945785	17.17%	102,952
2008	13.497257	10.195277	-24.46%	297,116
2007	12.989787	13.497257	3.91%	226,681
2006	11.860570	12.989787	9.52%	196,549
2005	11.447227	11.860570	3.61%	205,024
2004	10.625957	11.447227	7.73%	256,615
2003	8.999570	10.625957	18.07%	153,706
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.827832	14.351642	11.88%	18,649
2011	13.325997	12.827832	-3.74%	19,554
2010	12.008250	13.325997	10.97%	26,213
2009	9.815472	12.008250	22.34%	32,130
2008	14.546762	9.815472	-32.52%	38,433
2007	13.935085	14.546762	4.39%	60,247
2006	12.369589	13.935085	12.66%	85,562
2005	11.745826	12.369589	5.31%	89,605
2004	10.654414	11.745826	10.24%	96,515
2003	8.553922	10.654414	24.56%	155,540

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.874464	13.679526	6.25%	27,475
2011	12.825438	12.874464	0.38%	23,592
2010	12.017093	12.825438	6.73%	24,562
2009	10.665626	12.017093	12.67%	5,398
2008	12.765018	10.665626	-16.45%	38,056
2007	12.261864	12.765018	4.10%	2,502
2006	11.498511	12.261864	6.64%	2,611
2005	11.188941	11.498511	2.77%	2,904
2004	10.616601	11.188941	5.39%	3,235
2003	9.494075	10.616601	11.82%	6,324
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.289460	15.511833	16.72%	21,934
2011	13.820663	13.289460	-3.84%	30,318
2010	12.915827	13.820663	7.01%	72,448
2009*	10.000000	12.915827	29.16%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.327907	29.261437	15.53%	2,174
2011	26.424307	25.327907	-4.15%	2,195
2010	21.289110	26.424307	24.12%	1,907
2009	15.828437	21.289110	34.50%	3,684
2008	25.331025	15.828437	-37.51%	5,933
2007	23.947955	25.331025	5.78%	11,747
2006	22.157413	23.947955	8.08%	16,516
2005	20.096540	22.157413	10.25%	25,144
2004	17.655987	20.096540	13.82%	31,884
2003	13.332102	17.655987	32.43%	30,717
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.026379	10.843956	-1.65%	35,528
2011	11.210847	11.026379	-1.65%	18,930
2010	11.398912	11.210847	-1.65%	61,583
2009	11.585286	11.398912	-1.61%	45,313
2008	11.542601	11.585286	0.37%	29,376
2007	11.200509	11.542601	3.05%	66,159
2006	10.894355	11.200509	2.81%	78,777
2005	10.788773	10.894355	0.98%	85,635
2004	10.881482	10.788773	-0.85%	64,851
2003	10.995248	10.881482	-1.03%	69,776

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.878371	17.528677	10.39%	772
2011	15.295503	15.878371	3.81%	851
2010	14.063112	15.295503	8.76%	1,075
2009	11.496194	14.063112	22.33%	1,134
2008	14.132859	11.496194	-18.66%	5,289
2007	13.735964	14.132859	2.89%	6,751
2006	13.321271	13.735964	3.11%	4,020
2005	13.255163	13.321271	0.50%	4,468
2004	12.650922	13.255163	4.78%	8,502
2003	11.473014	12.650922	10.27%	7,460
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.147768	9.277451	13.86%	498
2011	9.140387	8.147768	-10.86%	623
2010	8.149676	9.140387	12.16%	941
2009	6.072420	8.149676	34.21%	1,978
2008*	10.000000	6.072420	-39.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.718277	14.663746	15.30%	0
2011	15.415417	12.718277	-17.50%	0
2010	14.770986	15.415417	4.36%	0
2009	11.567338	14.770986	27.70%	0
2008	21.916405	11.567338	-47.22%	1,162
2007	21.651448	21.916405	1.22%	17,443
2006	17.934223	21.651448	20.73%	15,578
2005	16.272754	17.934223	10.21%	9,231
2004	13.758110	16.272754	18.28%	2,031
2003*	10.000000	13.758110	37.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.715404	9.973093	14.43%	1,773
2011	9.126546	8.715404	-4.50%	1,771
2010	8.033533	9.126546	13.61%	1,867
2009	6.294094	8.033533	27.64%	195
2008*	10.000000	6.294094	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.631549	11.159296	15.86%	1,457
2011	10.399117	9.631549	-7.38%	1,509
2010*	10.000000	10.399117	3.99%	1,461
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0
2009	6.278351	7.867363	25.31%	0
2008*	10.000000	6.278351	-37.22%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.121841	10.308026	13.00%	761
2011	9.684178	9.121841	-5.81%	798
2010	7.764221	9.684178	24.73%	844
2009	6.210174	7.764221	25.02%	880
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.032284	10.183767	12.75%	12,027
2011	9.611325	9.032284	-6.02%	12,284
2010	7.727184	9.611325	24.38%	12,946
2009	6.200757	7.727184	24.62%	17,333
2008*	10.000000	6.200757	-37.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.693418	11.091371	14.42%	5,087
2011	10.089948	9.693418	-3.93%	5,274
2010	8.575528	10.089948	17.66%	5,831
2009	6.683090	8.575528	28.32%	7,277
2008*	10.000000	6.683090	-33.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.140838	14.660146	11.56%	1,022
2011	13.448046	13.140838	-2.28%	1,062
2010	10.899692	13.448046	23.38%	1,317
2009	8.694850	10.899692	25.36%	5,243
2008	16.500572	8.694850	-47.31%	5,731
2007	15.288267	16.500572	7.93%	7,338
2006	15.061103	15.288267	1.51%	9,087
2005	14.166800	15.061103	6.31%	10,128
2004	12.700547	14.166800	11.54%	10,489
2003	9.617770	12.700547	32.05%	24,830
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	29.523646	34.971850	18.45%	2,718
2011	31.621378	29.523646	-6.63%	3,253
2010	25.395119	31.621378	24.52%	7,425
2009	20.458082	25.395119	24.13%	12,046
2008	30.659723	20.458082	-33.27%	21,327
2007	33.485668	30.659723	-8.44%	27,123
2006	29.026186	33.485668	15.36%	30,268
2005	28.631870	29.026186	1.38%	30,217
2004	24.818800	28.631870	15.36%	33,675
2003	16.087835	24.818800	54.27%	39,438

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.074127	28.482329	13.59%	1,267
2011	26.994603	25.074127	-7.11%	1,902
2010	21.901665	26.994603	23.25%	2,351
2009	16.532129	21.901665	32.48%	6,894
2008	27.195852	16.532129	-39.21%	13,887
2007	27.077341	27.195852	0.44%	27,559
2006	24.572263	27.077341	10.19%	39,016
2005	22.243450	24.572263	10.47%	38,815
2004	19.001877	22.243450	17.06%	37,401
2003	13.701015	19.001877	38.69%	42,660
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.433035	12.842232	12.33%	2,958
2011	11.563297	11.433035	-1.13%	3,303
2010	10.363320	11.563297	11.58%	5,877
2009	8.356437	10.363320	24.02%	7,817
2008	14.538377	8.356437	-42.52%	10,102
2007	13.665574	14.538377	6.39%	17,800
2006	12.227790	13.665574	11.76%	22,575
2005	11.571236	12.227790	5.67%	22,074
2004	10.720003	11.571236	7.94%	21,981
2003	8.547905	10.720003	25.41%	24,022
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.636371	10.973139	13.87%	9,426
2011	9.199628	9.636371	4.75%	16,388
2010	7.185158	9.199628	28.04%	27,406
2009	5.583979	7.185158	28.67%	32,246
2008*	10.000000	5.583979	-44.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.396146	10.584447	1.81%	15,028
2011	10.434627	10.396146	-0.37%	15,446
2010	10.358995	10.434627	0.73%	17,613
2009	9.833644	10.358995	5.34%	17,783
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.612565	13.654891	17.59%	243
2011	13.482517	11.612565	-13.87%	270
2010	12.890526	13.482517	4.59%	298
2009*	10.000000	12.890526	28.91%	327

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.110137	10.400788	2.87%	998
2011	10.249691	10.110137	-1.36%	0
2010	9.898494	10.249691	3.55%	354
2009	8.880976	9.898494	11.46%	354
2008	10.430732	8.880976	-14.86%	0
2007	10.123616	10.430732	3.03%	1,748
2006	9.877916	10.123616	2.49%	2,655
2005	9.900293	9.877916	-0.23%	2,534
2004	9.988556	9.900293	-0.88%	847
2003*	10.000000	9.988556	-0.11%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.311461	12.105706	7.02%	0
2011	11.624127	11.311461	-2.69%	0
2010	9.881167	11.624127	17.64%	0
2009	8.184625	9.881167	20.73%	0
2008	13.749672	8.184625	-40.47%	0
2007	13.910027	13.749672	-1.15%	850
2006	13.437060	13.910027	3.52%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.416826	13.552243	9.14%	600
2011	13.025977	12.416826	-4.68%	600
2010	10.780466	13.025977	20.83%	0
2009	8.340289	10.780466	29.26%	0
2008	14.004101	8.340289	-40.44%	0
2007	13.232854	14.004101	5.83%	0
2006	11.832816	13.232854	11.83%	0
2005	11.258724	11.832816	5.10%	0
2004*	10.000000	11.258724	12.59%	107
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	13.818060	15.824629	14.52%	11,394
2011	13.897125	13.818060	-0.57%	12,929
2010	11.085415	13.897125	25.36%	15,284
2009	8.499807	11.085415	30.42%	17,443
2008	16.968927	8.499807	-49.91%	32,104
2007	16.227583	16.968927	4.57%	46,111
2006	16.025463	16.227583	1.26%	78,245
2005	14.505376	16.025463	10.48%	86,465
2004	12.313446	14.505376	17.80%	91,812
2003	9.968740	12.313446	23.52%	83,445

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.837322	22.458207	19.22%	1,501
2011	20.879264	18.837322	-9.78%	2,643
2010	18.305112	20.879264	14.06%	3,231
2009	13.323276	18.305112	37.39%	11,484
2008	22.652004	13.323276	-41.18%	15,817
2007	21.661296	22.652004	4.57%	20,369
2006	18.713519	21.661296	15.75%	17,940
2005	16.640631	18.713519	12.46%	19,003
2004	14.194919	16.640631	17.23%	21,079
2003*	10.000000	14.194919	41.95%	18,749
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.734129	13.994104	19.26%	3,016
2011	13.009145	11.734129	-9.80%	3,056
2010	11.406210	13.009145	14.05%	22,644
2009	8.297510	11.406210	37.47%	34,721
2008	14.105944	8.297510	-41.18%	62,904
2007	13.491361	14.105944	4.56%	75,118
2006	11.655041	13.491361	15.76%	90,001
2005	10.366717	11.655041	12.43%	94,202
2004	8.845490	10.366717	17.20%	104,836
2003	6.288389	8.845490	40.66%	115,420
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.149055	1.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.008854	14.952247	14.94%	3,326
2011	13.228552	13.008854	-1.66%	3,456
2010	11.584325	13.228552	14.19%	6,923
2009	9.181622	11.584325	26.17%	18,338
2008	15.173013	9.181622	-39.49%	20,742
2007	14.775327	15.173013	2.69%	26,515
2006	13.060178	14.775327	13.13%	31,446
2005	12.529835	13.060178	4.23%	32,562
2004	11.639025	12.529835	7.65%	39,918
2003	9.338857	11.639025	24.63%	48,707
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.341222	10.839177	16.04%	8,206
2011	9.712507	9.341222	-3.82%	12,911
2010	8.002283	9.712507	21.37%	15,622
2009	5.930641	8.002283	34.93%	180
2008	9.699671	5.930641	-38.86%	180
2007	9.984100	9.699671	-2.85%	180
2006*	10.000000	9.984100	-0.16%	189

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.439490	12.873813	3.49%	270
2011	11.665801	12.439490	6.63%	1,624
2010	10.845085	11.665801	7.57%	330
2009*	10.000000	10.845085	8.45%	363
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.227334	11.676512	4.00%	5,645
2011	11.301282	11.227334	-0.65%	5,365
2010	10.924366	11.301282	3.45%	8,295
2009*	10.000000	10.924366	9.24%	5,789
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.421095	14.714212	28.83%	1,524
2011	10.519755	11.421095	8.57%	1,192
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.230833	12.087773	7.63%	0
2011	10.808313	11.230833	3.91%	0
2010	10.256771	10.808313	5.38%	0
2009	9.511461	10.256771	7.84%	0
2008	10.770119	9.511461	-11.69%	3,651
2007	10.385438	10.770119	3.70%	3,651
2006*	10.000000	10.385438	3.85%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
2009	26.475117	33.904538	28.06%	0
2008	31.661206	26.475117	-16.38%	2,302
2007	30.221133	31.661206	4.77%	3,105
2006	27.729876	30.221133	8.98%	3,105
2005	25.116712	27.729876	10.40%	3,231
2004	23.203314	25.116712	8.25%	3,231
2003	18.451021	23.203314	25.76%	5,105
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.242213	50.097390	27.66%	671
2011	53.728614	39.242213	-26.96%	66
2010	43.069151	53.728614	24.75%	66
2009	20.541986	43.069151	109.66%	66
2008	59.306449	20.541986	-65.36%	66
2007	43.822423	59.306449	35.33%	954
2006	31.941114	43.822423	37.20%	1,466
2005	24.602994	31.941114	29.83%	1,466
2004	19.870857	24.602994	23.81%	1,466
2003	13.103231	19.870857	51.65%	3,554

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.338165	43.047760	1.68%	1,737
2011	51.523505	42.338165	-17.83%	35
2010	40.536170	51.523505	27.11%	36
2009	26.163298	40.536170	54.94%	38
2008	49.379822	26.163298	-47.02%	40
2007	34.544385	49.379822	42.95%	43
2006	28.212403	34.544385	22.44%	381
2005	18.911846	28.212403	49.18%	4,398
2004	15.478646	18.911846	22.18%	4,527
2003	10.869895	15.478646	42.40%	5,768
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.617126	-3.83%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.274494	16.204260	6.09%	40,740
2011	16.278538	15.274494	-6.17%	40,082
2010	13.055981	16.278538	24.68%	1,568
2009*	10.000000	13.055981	30.56%	1,705

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.544324	18.101473	16.45%	0
2011	17.304699	15.544324	-10.17%	0
2010	13.906134	17.304699	24.44%	0
2009	9.916493	13.906134	40.23%	0
2008	15.701038	9.916493	-36.84%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.551810	14.304737	5.56%	0
2011	12.336573	13.551810	9.85%	0
2010	11.938727	12.336573	3.33%	0
2009	11.019566	11.938727	8.34%	0
2008	11.391105	11.019566	-3.26%	2,795
2007	10.584296	11.391105	7.62%	4,187
2006	10.598601	10.584296	-0.13%	0
2005	10.615502	10.598601	-0.16%	3,204
2004	10.206041	10.615502	4.01%	0
2003*	10.000000	10.206041	2.06%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.530529	10.749429	12.79%	0
2011	9.402390	9.530529	1.36%	0
2010	8.379453	9.402390	12.21%	0
2009	7.218139	8.379453	16.09%	0
2008	11.225835	7.218139	-35.70%	0
2007	11.428768	11.225835	-1.78%	0
2006	9.929177	11.428768	15.10%	0
2005	9.653346	9.929177	2.86%	0
2004	8.691036	9.653346	11.07%	0
2003	6.834929	8.691036	27.16%	890
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.510986	13.162337	14.35%	0
2011	11.791438	11.510986	-2.38%	0
2010	10.058556	11.791438	17.23%	0
2009	7.874490	10.058556	27.74%	0
2008	10.589059	7.874490	-25.64%	0
2007	11.027429	10.589059	-3.98%	0
2006*	10.000000	11.027429	10.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.304760	13.300593	8.09%	0
2011	12.989971	12.304760	-5.27%	0
2010	12.039340	12.989971	7.90%	0
2009*	10.000000	12.039340	20.39%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.547509	16.550657	13.77%	1,594
2011	14.715765	14.547509	-1.14%	1,594
2010	11.897305	14.715765	23.69%	1,594
2009	9.680413	11.897305	22.90%	1,594
2008	14.254844	9.680413	-32.09%	1,594
2007	14.598370	14.254844	-2.35%	1,594
2006	12.979641	14.598370	12.47%	2,975
2005	12.312807	12.979641	5.42%	1,594
2004	10.276639	12.312807	19.81%	1,594
2003	7.587564	10.276639	35.44%	1,594
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.841992	8.631440	10.07%	0
2011	7.906074	7.841992	-0.81%	0
2010	7.004877	7.906074	12.87%	0
2009	5.327622	7.004877	31.48%	0
2008	8.265192	5.327622	-35.54%	0
2007	7.801519	8.265192	5.94%	0
2006	7.267419	7.801519	7.35%	0
2005	7.134773	7.267419	1.86%	0
2004	6.833733	7.134773	4.41%	0
2003	5.517158	6.833733	23.86%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	9.127006	10.383420	13.77%	614
2011	9.113400	9.127006	0.15%	651
2010	8.072997	9.113400	12.89%	5,089
2009	6.500695	8.072997	24.19%	6,143
2008	10.521014	6.500695	-38.21%	10,482
2007	10.169522	10.521014	3.46%	9,468
2006	8.956764	10.169522	13.54%	9,462
2005	8.702901	8.956764	2.92%	9,363
2004	8.001922	8.702901	8.76%	10,779
2003	6.341490	8.001922	26.18%	15,357
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	11.194577	12.151577	8.55%	0
2011	10.446304	11.194577	7.16%	0
2010	9.215280	10.446304	13.36%	0
2009	7.649085	9.215280	20.48%	0
2008	11.045665	7.649085	-30.75%	0
2007	10.489561	11.045665	5.30%	0
2006	9.160955	10.489561	14.50%	0
2005	8.928061	9.160955	2.61%	0
2004	8.646151	8.928061	3.26%	0
2003	7.258882	8.646151	19.11%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.474309	16.689388	7.85%	745
2011	15.391419	15.474309	0.54%	754
2010	14.430333	15.391419	6.66%	763
2009	12.188974	14.430333	18.39%	28,783
2008	13.374489	12.188974	-8.86%	28,783
2007	12.911892	13.374489	3.58%	29,068
2006	12.610701	12.911892	2.39%	29,457
2005	12.663894	12.610701	-0.42%	29,856
2004	12.432845	12.663894	1.86%	29,826
2003	12.086367	12.432845	2.87%	47,014
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.931955	12.001362	9.78%	0
2011	11.152294	10.931955	-1.98%	0
2010	10.063301	11.152294	10.82%	0
2009	8.245737	10.063301	22.04%	0
2008	11.196038	8.245737	-26.35%	0
2007	10.484257	11.196038	6.79%	0
2006*	10.000000	10.484257	4.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.420710	11.594022	11.26%	0
2011	10.721144	10.420710	-2.80%	0
2010	9.523576	10.721144	12.57%	0
2009	7.523329	9.523576	26.59%	0
2008	11.374367	7.523329	-33.86%	0
2007	10.504183	11.374367	8.28%	0
2006*	10.000000	10.504183	5.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.865492	11.198787	13.51%	0
2011	10.313841	9.865492	-4.35%	0
2010	9.044919	10.313841	14.03%	0
2009	7.002297	9.044919	29.17%	0
2008	11.503856	7.002297	-39.13%	0
2007	10.524279	11.503856	9.31%	0
2006*	10.000000	10.524279	5.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.500586	9.780820	2.95%	0
2011	10.194669	9.500586	-6.81%	0
2010	8.703507	10.194669	17.13%	0
2009	5.999758	8.703507	45.06%	0
2008	13.386940	5.999758	-55.18%	0
2007	9.351449	13.386940	43.15%	0
2006*	10.000000	9.351449	-6.49%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.446041	12.032916	15.19%	6,939
2011	10.535840	10.446041	-0.85%	6,970
2010	9.312785	10.535840	13.13%	9,891
2009	7.285831	9.312785	27.82%	10,744
2008	12.936709	7.285831	-43.68%	10,506
2007	12.977703	12.936709	-0.32%	11,376
2006	10.993905	12.977703	18.04%	14,537
2005	10.574610	10.993905	3.97%	11,999
2004	9.658120	10.574610	9.49%	13,210
2003	7.544918	9.658120	28.01%	17,009
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.443178	9.506510	12.59%	0
2011	8.576777	8.443178	-1.56%	0
2010	7.033050	8.576777	21.95%	0
2009	5.583142	7.033050	25.97%	1,173
2008	10.764399	5.583142	-48.13%	2,656
2007	8.632044	10.764399	24.70%	9,374
2006	8.227083	8.632044	4.92%	5,104
2005	7.919648	8.227083	3.88%	6,344
2004	7.801994	7.919648	1.51%	6,344
2003	5.977313	7.801994	30.53%	2,512
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.527067	12.939146	12.25%	0
2011	11.282982	11.527067	2.16%	0
2010	10.087208	11.282982	11.85%	0
2009	7.137243	10.087208	41.33%	0
2008	9.689202	7.137243	-26.34%	0
2007	9.602576	9.689202	0.90%	0
2006	8.786070	9.602576	9.29%	4,178
2005	8.717634	8.786070	0.79%	466
2004	8.101344	8.717634	7.61%	4,567
2003	6.490761	8.101344	24.81%	4,567
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.647374	13.063136	12.16%	0
2011	11.393124	11.647374	2.23%	0
2010	10.196940	11.393124	11.73%	0
2009	7.207015	10.196940	41.49%	1,897
2008	9.772842	7.207015	-26.25%	1,897
2007*	10.000000	9.772842	-2.27%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.156851	13.678721	3.97%	4,827
2011	12.483852	13.156851	5.39%	4,827
2010	11.794012	12.483852	5.85%	4,827
2009	10.372212	11.794012	13.71%	4,827
2008	10.916785	10.372212	-4.99%	0
2007	10.657751	10.916785	2.43%	0
2006	10.394591	10.657751	2.53%	0
2005	10.358379	10.394591	0.35%	0
2004	10.101245	10.358379	2.55%	0
2003*	10.000000	10.101245	1.01%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.140302	11.437780	12.80%	0
2011	11.553557	10.140302	-12.23%	0
2010	9.132006	11.553557	26.52%	0
2009	6.634926	9.132006	37.64%	2,283
2008	11.158385	6.634926	-40.54%	2,283
2007	9.830032	11.158385	13.51%	0
2006*	10.000000	9.830032	-1.70%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.563041	11.331040	18.49%	0
2011	11.753048	9.563041	-18.63%	0
2010	10.581339	11.753048	11.07%	0
2009	8.513548	10.581339	24.29%	0
2008	15.429063	8.513548	-44.82%	0
2007	13.392845	15.429063	15.20%	0
2006	11.550783	13.392845	15.95%	0
2005	9.876226	11.550783	16.96%	0
2004	8.852908	9.876226	11.56%	0
2003	6.288770	8.852908	40.77%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.717606	13.898742	18.61%	0
2011	14.413982	11.717606	-18.71%	0
2010	12.975013	14.413982	11.09%	1,436
2009	10.435125	12.975013	24.34%	1,326
2008	18.915891	10.435125	-44.83%	1,263
2007	16.416913	18.915891	15.22%	3,842
2006	14.158574	16.416913	15.95%	3,846
2005	12.110746	14.158574	16.91%	3,949
2004	10.855078	12.110746	11.57%	4,052
2003	7.708483	10.855078	40.82%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.755538	15.936247	24.94%	1,041
2011	14.235332	12.755538	-10.40%	1,041
2010	11.451772	14.235332	24.31%	1,041
2009	7.401564	11.451772	54.72%	1,041
2008	15.422507	7.401564	-52.01%	1,062
2007	14.858647	15.422507	3.79%	1,062
2006	13.007946	14.858647	14.23%	1,243
2005	12.902636	13.007946	0.82%	1,242
2004	11.515065	12.902636	12.05%	1,364
2003	7.423709	11.515065	55.11%	189
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.619776	12.866930	10.73%	2,175
2011	11.545028	11.619776	0.65%	2,175
2010	10.423613	11.545028	10.76%	2,175
2009	7.820175	10.423613	33.29%	0
2008	11.309545	7.820175	-30.85%	0
2007	11.089575	11.309545	1.98%	1,113
2006*	10.000000	11.089575	10.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.688855	11.275001	16.37%	0
2011	10.241189	9.688855	-5.39%	0
2010	8.125063	10.241189	26.04%	0
2009	6.399697	8.125063	26.96%	2,427
2008	9.719744	6.399697	-34.16%	2,427
2007	10.129883	9.719744	-4.05%	0
2006*	10.000000	10.129883	1.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	0
2009	6.580310	8.425280	28.04%	0
2008*	10.000000	6.580310	-34.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.153813	11.293945	11.23%	0
2011	12.276071	10.153813	-17.29%	0
2010	10.627001	12.276071	15.52%	0
2009	6.262201	10.627001	69.70%	0
2008	13.460804	6.262201	-53.48%	0
2007	10.641087	13.460804	26.50%	0
2006*	10.000000	10.641087	6.41%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.085484	10.565311	16.29%	0
2011	10.347358	9.085484	-12.20%	0
2010	9.709886	10.347358	6.57%	0
2009	7.199705	9.709886	34.87%	0
2008	12.287718	7.199705	-41.41%	0
2007	10.828723	12.287718	13.47%	0
2006*	10.000000	10.828723	8.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.185320	17.174676	13.10%	0
2011	15.576602	15.185320	-2.51%	0
2010	13.853761	15.576602	12.44%	0
2009	11.874402	13.853761	16.67%	0
2008	11.373802	11.874402	4.40%	0
2007	10.421750	11.373802	9.14%	0
2006*	10.000000	10.421750	4.22%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.251100	11.426405	11.47%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.713629	-2.86%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.320791	23.804924	17.15%	0
2011	22.276829	20.320791	-8.78%	0
2010	20.852791	22.276829	6.83%	0
2009	16.964338	20.852791	22.92%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.460768	10.300857	21.75%	0
2011	9.248831	8.460768	-8.52%	0
2010	8.836160	9.248831	4.67%	0
2009	6.156160	8.836160	43.53%	2,335
2008	11.245915	6.156160	-45.26%	2,335
2007	8.373693	11.245915	34.30%	140
2006	7.806451	8.373693	7.27%	140
2005	7.055157	7.806451	10.65%	140
2004	6.083963	7.055157	15.96%	1,085
2003	5.147573	6.083963	18.19%	6,431

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.278021	5.010391	17.12%	0
2011	4.764356	4.278021	-10.21%	0
2010	3.896141	4.764356	22.28%	0
2009	2.526192	3.896141	54.23%	0
2008	4.586938	2.526192	-44.93%	0
2007	3.834638	4.586938	19.62%	0
2006	3.617587	3.834638	6.00%	0
2005	3.298923	3.617587	9.66%	0
2004	3.337081	3.298923	-1.14%	0
2003	2.317610	3.337081	43.99%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.969394	12.203674	11.25%	0
2011	16.492218	10.969394	-33.49%	0
2010	13.419831	16.492218	22.89%	0
2009	7.623666	13.419831	76.03%	0
2008	16.235545	7.623666	-53.04%	0
2007	12.902589	16.235545	25.83%	0
2006	8.951137	12.902589	44.14%	0
2005	6.901163	8.951137	29.70%	0
2004	5.915144	6.901163	16.67%	0
2003	4.472745	5.915144	32.25%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.052191	16.627377	18.33%	0
2011	13.992337	14.052191	0.43%	0
2010	11.529869	13.992337	21.36%	0
2009	9.257720	11.529869	24.54%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.827754	14.611837	13.91%	0
2011	13.110285	12.827754	-2.16%	0
2010	11.991826	13.110285	9.33%	0
2009	9.962500	11.991826	20.37%	0
2008	15.069070	9.962500	-33.89%	0
2007	14.249058	15.069070	5.75%	0
2006	12.028264	14.249058	18.46%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.351608	11.796298	13.96%	0
2011	10.720815	10.351608	-3.44%	0
2010*	10.000000	10.720815	7.21%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.590835	6.266153	12.08%	0
2011	5.726869	5.590835	-2.38%	0
2010	4.885505	5.726869	17.22%	0
2009	3.723622	4.885505	31.20%	0
2008	6.180327	3.723622	-39.75%	0
2007	5.259774	6.180327	17.50%	7,388
2006	5.039656	5.259774	4.37%	0
2005	4.813650	5.039656	4.70%	0
2004	4.527588	4.813650	6.32%	0
2003	3.469794	4.527588	30.49%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.707619	15.449717	12.71%	976
2011	13.854600	13.707619	-1.06%	976
2010	12.421582	13.854600	11.54%	976
2009*	10.000000	12.421582	24.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.962813	11.332197	13.74%	0
2011	10.041443	9.962813	-0.78%	0
2010	9.119112	10.041443	10.11%	0
2009	7.516796	9.119112	21.32%	0
2008	10.889310	7.516796	-30.97%	0
2007	10.437649	10.889310	4.33%	0
2006*	10.000000	10.437649	4.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	0
2009	9.344260	10.301441	10.24%	0
2008	10.547109	9.344260	-11.40%	0
2007	10.419772	10.547109	1.22%	0
2006*	10.000000	10.419772	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.868315	11.842648	20.01%	0
2011	11.069150	9.868315	-10.85%	0
2010	10.117159	11.069150	9.41%	0
2009	7.268248	10.117159	39.20%	0
2008	12.049870	7.268248	-39.68%	0
2007	10.719544	12.049870	12.41%	0
2006*	10.000000	10.719544	7.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.178394	10.592016	15.40%	0
2011	9.796069	9.178394	-6.31%	0
2010	8.431393	9.796069	16.19%	0
2009	6.180334	8.431393	36.42%	0
2008	11.270518	6.180334	-45.16%	0
2007	10.247234	11.270518	9.99%	0
2006*	10.000000	10.247234	2.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
2007*	10.000000	9.779553	-2.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.092896	16.995311	12.60%	914
2011	14.788691	15.092896	2.06%	925
2010	13.295414	14.788691	11.23%	936
2009	9.263916	13.295414	43.52%	947
2008	13.087309	9.263916	-29.21%	947
2007	12.910184	13.087309	1.37%	947
2006	11.873788	12.910184	8.73%	947
2005	11.797727	11.873788	0.64%	947
2004	10.901080	11.797727	8.23%	1,037
2003	9.069535	10.901080	20.19%	947
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.237609	14.925898	12.75%	0
2011	12.972115	13.237609	2.05%	0
2010	11.661664	12.972115	11.24%	0
2009	8.121026	11.661664	43.60%	1,686
2008	11.490054	8.121026	-29.32%	1,686
2007	11.330863	11.490054	1.40%	0
2006	10.421681	11.330863	8.72%	113
2005*	10.000000	10.421681	4.22%	108
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.618507	10.035926	16.45%	642
2011	8.975974	8.618507	-3.98%	680
2010	7.887116	8.975974	13.81%	727
2009	6.241606	7.887116	26.36%	767
2008	10.077576	6.241606	-38.06%	767
2007	10.485261	10.077576	-3.89%	767
2006	9.202382	10.485261	13.94%	767
2005	8.979694	9.202382	2.48%	767
2004	7.774478	8.979694	15.50%	2,607
2003	6.017346	7.774478	29.20%	767

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.605763	8.742790	14.95%	5,818
2011	8.754195	7.605763	-13.12%	5,818
2010	7.703242	8.754195	13.64%	5,818
2009	5.123186	7.703242	50.36%	4,911
2008*	10.000000	5.123186	-48.77%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.131281	10.007801	9.60%	0
2011	9.593953	9.131281	-4.82%	0
2010	7.897457	9.593953	21.48%	0
2009	6.107929	7.897457	29.30%	0
2008*	10.000000	6.107929	-38.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.791400	10.689127	9.17%	0
2011	10.096181	9.791400	-3.02%	0
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
2008*	10.000000	7.898055	-21.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.517582	11.113606	5.67%	0
2011	10.550197	10.517582	-0.31%	0
2010	10.049218	10.550197	4.99%	0
2009	9.045270	10.049218	11.10%	0
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.493730	10.486339	10.46%	0
2011	9.888232	9.493730	-3.99%	0
2010	9.032136	9.888232	9.48%	0
2009	7.534670	9.032136	19.87%	0
2008*	10.000000	7.534670	-24.65%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.061041	10.882906	8.17%	0
2011	10.262408	10.061041	-1.96%	0
2010	9.574869	10.262408	7.18%	0
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.594400	12.280514	5.92%	0
2011	11.064660	11.594400	4.79%	0
2010	10.514058	11.064660	5.24%	0
2009	9.832166	10.514058	6.94%	0
2008*	10.000000	9.832166	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.447959	13.106782	5.29%	0
2011	11.940533	12.447959	4.25%	0
2010	11.235352	11.940533	6.28%	0
2009	9.816183	11.235352	14.46%	0
2008*	10.000000	9.816183	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.923357	21.803596	15.22%	0
2011	24.798986	18.923357	-23.69%	0
2010	21.714927	24.798986	14.20%	0
2009	13.526313	21.714927	60.54%	0
2008	32.579671	13.526313	-58.48%	0
2007	22.768148	32.579671	43.09%	0
2006	16.940420	22.768148	34.40%	0
2005	12.992081	16.940420	30.39%	0
2004	10.946077	12.992081	18.69%	0
2003	6.737713	10.946077	62.46%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.997859	24.197598	15.24%	0
2011	27.523843	20.997859	-23.71%	0
2010	24.092836	27.523843	14.24%	0
2009	14.991860	24.092836	60.71%	2,030
2008	36.167634	14.991860	-58.55%	3,001
2007	25.280916	36.167634	43.06%	1,282
2006	18.820135	25.280916	34.33%	61
2005	14.431753	18.820135	30.41%	2,022
2004	12.157699	14.431753	18.70%	85
2003	7.485519	12.157699	62.42%	97

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.896446	16.103195	1.30%	1,896
2011	15.076750	15.896446	5.44%	1,905
2010	14.637532	15.076750	3.00%	1,915
2009	14.500804	14.637532	0.94%	29,439
2008	13.694396	14.500804	5.89%	30,628
2007	13.001762	13.694396	5.33%	28,557
2006	12.798374	13.001762	1.59%	28,557
2005	12.607632	12.798374	1.51%	28,976
2004	12.420485	12.607632	1.51%	29,269
2003	12.387519	12.420485	0.27%	30,007
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.073349	11.447193	13.64%	0
2011	11.356188	10.073349	-11.30%	0
2010	10.197126	11.356188	11.37%	0
2009	7.996675	10.197126	27.52%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.168806	18.369136	13.61%	0
2011	18.227803	16.168806	-11.30%	0
2010	16.370417	18.227803	11.35%	0
2009	12.842853	16.370417	27.47%	0
2008	24.212910	12.842853	-46.96%	1,373
2007	19.373993	24.212910	24.98%	1,895
2006	14.823511	19.373993	30.70%	2,154
2005	11.583693	14.823511	27.97%	0
2004	10.304923	11.583693	12.41%	0
2003	7.746056	10.304923	33.03%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.454397	8.661863	16.20%	0
2011	8.701155	7.454397	-14.33%	0
2010	8.241771	8.701155	5.57%	0
2009	6.519215	8.241771	26.42%	0
2008	11.653883	6.519215	-44.06%	0
2007	10.838892	11.653883	7.52%	0
2006*	10.000000	10.838892	8.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.494276	14.234546	13.93%	5,285
2011	13.230055	12.494276	-5.56%	6,275
2010	11.741097	13.230055	12.68%	7,343
2009	9.389637	11.741097	25.04%	7,343
2008	15.124787	9.389637	-37.92%	7,343
2007	14.522502	15.124787	4.15%	18,257
2006	12.640673	14.522502	14.89%	18,257
2005	11.913697	12.640673	6.10%	18,257
2004	10.628853	11.913697	12.09%	18,257
2003	8.199498	10.628853	29.63%	18,257

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.362690	12.780965	3.38%	0
2011	12.217905	12.362690	1.19%	0
2010	11.737507	12.217905	4.09%	0
2009	10.946084	11.737507	7.23%	0
2008	11.849056	10.946084	-7.62%	0
2007	11.439502	11.849056	3.58%	0
2006	10.961134	11.439502	4.36%	0
2005	10.793259	10.961134	1.56%	0
2004	10.491789	10.793259	2.87%	2,035
2003	9.891153	10.491789	6.07%	27,892
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.746759	13.884263	8.92%	0
2011	12.971979	12.746759	-1.74%	0
2010	11.897721	12.971979	9.03%	0
2009	10.159426	11.897721	17.11%	0
2008	13.456647	10.159426	-24.50%	0
2007	12.957311	13.456647	3.85%	949
2006	11.836907	12.957311	9.47%	4,067
2005	11.430176	11.836907	3.56%	4,147
2004	10.615527	11.430176	7.67%	1,114
2003	8.995312	10.615527	18.01%	7,126
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.763211	14.272068	11.82%	0
2011	13.265593	12.763211	-3.79%	0
2010	11.959902	13.265593	10.92%	0
2009	9.780927	11.959902	22.28%	0
2008	14.502953	9.780927	-32.56%	0
2007	13.900226	14.502953	4.34%	0
2006	12.344896	13.900226	12.60%	7,375
2005	11.728326	12.344896	5.26%	7,375
2004	10.643945	11.728326	10.19%	7,375
2003	8.549857	10.643945	24.49%	53,687

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.809616	13.603676	6.20%	0
2011	12.767323	12.809616	0.33%	0
2010	11.968718	12.767323	6.67%	0
2009	10.628096	11.968718	12.61%	0
2008	12.726582	10.628096	-16.49%	0
2007	12.231204	12.726582	4.05%	0
2006	11.475585	12.231204	6.58%	0
2005	11.172292	11.475585	2.71%	0
2004	10.606188	11.172292	5.34%	10,187
2003	9.489589	10.606188	11.77%	30,477
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.271445	15.482901	16.66%	9,876
2011	13.808941	13.271445	-3.89%	9,876
2010	12.911434	13.808941	6.95%	12,058
2009*	10.000000	12.911434	29.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.802381	22.866113	15.47%	2,329
2011	20.670084	19.802381	-4.20%	2,351
2010	16.661606	20.670084	24.06%	2,378
2009	12.394191	16.661606	34.43%	2,408
2008	19.845137	12.394191	-37.55%	3,383
2007	18.771190	19.845137	5.72%	2,525
2006	17.376513	18.771190	8.03%	4,667
2005	15.768301	17.376513	10.20%	3,522
2004	13.860424	15.768301	13.76%	1,332
2003	10.471383	13.860424	32.36%	439
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.762685	10.579225	-1.70%	6,071
2011	10.948291	10.762685	-1.70%	6,122
2010	11.137615	10.948291	-1.70%	6,176
2009	11.325476	11.137615	-1.66%	6,228
2008	11.289488	11.325476	0.32%	6,228
2007	10.960502	11.289488	3.00%	7,143
2006	10.666317	10.960502	2.76%	2,802
2005	10.568302	10.666317	0.93%	2,314
2004	10.664538	10.568302	-0.90%	2,314
2003	10.781517	10.664538	-1.08%	4,823

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.285013	16.865045	10.34%	0
2011	14.731399	15.285013	3.76%	0
2010	13.551342	14.731399	8.71%	2,337
2009	11.083470	13.551342	22.27%	2,445
2008	13.632414	11.083470	-18.70%	3,145
2007	13.256349	13.632414	2.84%	3,451
2006	12.862646	13.256349	3.06%	3,202
2005	12.805314	12.862646	0.45%	4,235
2004	12.227805	12.805314	4.72%	3,611
2003	11.094926	12.227805	10.21%	6,144
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.132593	9.255464	13.81%	0
2011	9.127989	8.132593	-10.90%	0
2010	8.142763	9.127989	12.10%	0
2009	6.070359	8.142763	34.14%	0
2008*	10.000000	6.070359	-39.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.662351	14.591834	15.24%	0
2011	15.355440	12.662351	-17.54%	0
2010	14.720979	15.355440	4.31%	0
2009	11.534047	14.720979	27.63%	0
2008	21.864487	11.534047	-47.25%	0
2007	21.611209	21.864487	1.17%	0
2006	17.909961	21.611209	20.67%	183
2005	16.258970	17.909961	10.15%	183
2004	13.753445	16.258970	18.22%	2,068
2003*	10.000000	13.753445	37.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.699185	9.949455	14.37%	551
2011	9.114191	8.699185	-4.55%	584
2010	8.026722	9.114191	13.55%	625
2009	6.291956	8.026722	27.57%	659
2008*	10.000000	6.291956	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.623378	11.144144	15.80%	0
2011	10.395573	9.623378	-7.43%	0
2010*	10.000000	10.395573	3.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.042434	9.296096	15.59%	0
2011	8.712042	8.042434	-7.69%	0
2010	7.860693	8.712042	10.83%	0
2009	6.276217	7.860693	25.25%	0
2008*	10.000000	6.276217	-37.24%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.104851	10.283578	12.95%	0
2011	9.671044	9.104851	-5.85%	0
2010	7.757631	9.671044	24.66%	0
2009	6.208058	7.757631	24.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.015486	10.159648	12.69%	0
2011	9.598319	9.015486	-6.07%	0
2010	7.720646	9.598319	24.32%	2,194
2009	6.198650	7.720646	24.55%	2,276
2008*	10.000000	6.198650	-38.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.675375	11.065093	14.36%	0
2011	10.076273	9.675375	-3.98%	0
2010	8.568256	10.076273	17.60%	0
2009	6.680815	8.568256	28.25%	0
2008*	10.000000	6.680815	-33.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.056468	14.558599	11.50%	0
2011	13.368487	13.056468	-2.33%	0
2010	10.840720	13.368487	23.32%	0
2009	8.652209	10.840720	25.29%	0
2008	16.428033	8.652209	-47.33%	0
2007	15.228839	16.428033	7.87%	313
2006	15.010175	15.228839	1.46%	476
2005	14.126052	15.010175	6.26%	949
2004	12.670461	14.126052	11.49%	952
2003	9.599855	12.670461	31.99%	3,727
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	21.087024	24.965632	18.39%	499
2011	22.596774	21.087024	-6.68%	505
2010	18.156682	22.596774	24.45%	511
2009	14.634307	18.156682	24.07%	517
2008	21.943047	14.634307	-33.31%	517
2007	23.977837	21.943047	-8.49%	517
2006	20.795111	23.977837	15.31%	1,472
2005	20.523009	20.795111	1.33%	850
2004	17.798875	20.523009	15.31%	1,137
2003	11.543278	17.798875	54.19%	1,399

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	20.527706	23.306065	13.53%	0
2011	22.111198	20.527706	-7.16%	0
2010	17.948705	22.111198	23.19%	0
2009	13.555192	17.948705	32.41%	0
2008	22.310072	13.555192	-39.24%	0
2007	22.224214	22.310072	0.39%	1,522
2006	20.178364	22.224214	10.14%	1,522
2005	18.275241	20.178364	10.41%	0
2004	15.619903	18.275241	17.00%	0
2003	11.268207	15.619903	38.62%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.887367	9.977706	12.27%	938
2011	8.993192	8.887367	-1.18%	949
2010	8.064012	8.993192	11.52%	961
2009	6.505702	8.064012	23.95%	972
2008	11.324266	6.505702	-42.55%	972
2007	10.649866	11.324266	6.33%	972
2006	9.534200	10.649866	11.70%	972
2005	9.026851	9.534200	5.62%	973
2004	8.367042	9.026851	7.89%	973
2003	6.675091	8.367042	25.35%	973
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.618410	10.947092	13.81%	0
2011	9.187145	9.618410	4.69%	0
2010	7.179054	9.187145	27.97%	1,052
2009	5.582069	7.179054	28.61%	1,301
2008*	10.000000	5.582069	-44.18%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	0
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.596824	13.629435	17.53%	0
2011	13.471087	11.596824	-13.91%	0
2010	12.886142	13.471087	4.54%	0
2009*	10.000000	12.886142	28.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.065694	10.349803	2.82%	0
2011	10.209806	10.065694	-1.41%	0
2010	9.864986	10.209806	3.50%	0
2009	8.855412	9.864986	11.40%	0
2008	10.405989	8.855412	-14.90%	0
2007	10.104772	10.405989	2.98%	0
2006	9.864528	10.104772	2.44%	0
2005	9.891887	9.864528	-0.28%	0
2004	9.985156	9.891887	-0.93%	0
2003*	10.000000	9.985156	-0.15%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.256035	12.040253	6.97%	0
2011	11.573024	11.256035	-2.74%	0
2010	9.842719	11.573024	17.58%	0
2009	8.156925	9.842719	20.67%	0
2008	13.710117	8.156925	-40.50%	0
2007	13.877105	13.710117	-1.20%	0
2006	13.412068	13.877105	3.47%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.368567	13.492695	9.09%	1,860
2011	12.981945	12.368567	-4.72%	1,860
2010	10.749471	12.981945	20.77%	1,860
2009	8.320532	10.749471	29.19%	0
2008	13.978067	8.320532	-40.47%	0
2007	13.215001	13.978067	5.77%	0
2006	11.822846	13.215001	11.78%	0
2005	11.254941	11.822846	5.05%	0
2004*	10.000000	11.254941	12.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	9.277939	10.619800	14.46%	0
2011	9.335767	9.277939	-0.62%	0
2010	7.450703	9.335767	25.30%	0
2009	5.715778	7.450703	30.35%	0
2008	11.416738	5.715778	-49.94%	0
2007	10.923544	11.416738	4.51%	1,249
2006	10.792970	10.923544	1.21%	1,249
2005	9.774156	10.792970	10.42%	2,819
2004	8.301377	9.774156	17.74%	1,249
2003	6.724059	8.301377	23.46%	2,819

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.754490	22.348068	19.16%	0
2011	20.798018	18.754490	-9.83%	0
2010	18.243138	20.798018	14.00%	0
2009	13.284926	18.243138	37.32%	0
2008	22.598324	13.284926	-41.21%	0
2007	21.621027	22.598324	4.52%	0
2006	18.688207	21.621027	15.69%	0
2005	16.626541	18.688207	12.40%	0
2004	14.190099	16.626541	17.17%	52
2003*	10.000000	14.190099	41.90%	1,144
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.664761	13.904285	19.20%	1,869
2011	12.938807	11.664761	-9.85%	1,869
2010	11.350309	12.938807	14.00%	1,869
2009	8.261035	11.350309	37.40%	1,869
2008	14.051084	8.261035	-41.21%	1,869
2007	13.445762	14.051084	4.50%	1,869
2006	11.621530	13.445762	15.70%	1,869
2005	10.342152	11.621530	12.37%	1,869
2004	8.829014	10.342152	17.14%	2,070
2003	6.279861	8.829014	40.59%	2,473
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.148129	1.48%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.452748	10.859348	14.88%	0
2011	9.617272	9.452748	-1.71%	0
2010	8.426197	9.617272	14.14%	0
2009	6.681916	8.426197	26.10%	0
2008	11.047780	6.681916	-39.52%	0
2007	10.763720	11.047780	2.64%	0
2006	9.519072	10.763720	13.08%	0
2005	9.137147	9.519072	4.18%	3,366
2004	8.491851	9.137147	7.60%	3,366
2003	6.817103	8.491851	24.57%	1,140
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.314329	10.802480	15.98%	0
2011	9.689461	9.314329	-3.87%	0
2010	7.987353	9.689461	21.31%	0
2009	5.922587	7.987353	34.86%	2,656
2008	9.691444	5.922587	-38.89%	2,656
2007	9.980733	9.691444	-2.90%	0
2006*	10.000000	9.980733	-0.19%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	0
2010	10.841398	11.655907	7.51%	0
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.212140	11.654767	3.95%	0
2011	11.291696	11.212140	-0.70%	0
2010	10.920652	11.291696	3.40%	0
2009*	10.000000	10.920652	9.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.411460	14.694301	28.77%	0
2011	10.516214	11.411460	8.51%	0
2010*	10.000000	10.516214	5.16%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.198529	12.046847	7.58%	0
2011	10.782688	11.198529	3.86%	0
2010	10.237665	10.782688	5.32%	0
2009	9.498565	10.237665	7.78%	0
2008	10.760988	9.498565	-11.73%	0
2007	10.381939	10.760988	3.65%	0
2006*	10.000000	10.381939	3.82%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	29.645142	34.373972	15.95%	0
2011	28.174937	29.645142	5.22%	0
2010	26.116941	28.174937	7.88%	0
2009	20.404365	26.116941	28.00%	0
2008	24.413707	20.404365	-16.42%	0
2007	23.315194	24.413707	4.71%	0
2006	21.404075	23.315194	8.93%	0
2005	19.396867	21.404075	10.35%	0
2004	17.928317	19.396867	8.19%	0
2003	14.263644	17.928317	25.69%	53
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	24.476214	31.230902	27.60%	0
2011	33.528738	24.476214	-27.00%	0
2010	26.890464	33.528738	24.69%	0
2009	12.832010	26.890464	109.56%	0
2008	37.066048	12.832010	-65.38%	0
2007	27.402650	37.066048	35.26%	0
2006	19.983261	27.402650	37.13%	0
2005	15.400121	19.983261	29.76%	0
2004	12.444385	15.400121	23.75%	0
2003	8.210254	12.444385	51.57%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	35.654198	36.233285	1.62%	0
2011	43.411488	35.654198	-17.87%	0
2010	34.171384	43.411488	27.04%	0
2009	22.066487	34.171384	54.86%	0
2008	41.668880	22.066487	-47.04%	0
2007	29.164988	41.668880	42.87%	0
2006	23.831127	29.164988	22.38%	0
2005	15.982999	23.831127	49.10%	0
2004	13.088136	15.982999	22.12%	0
2003	9.195824	13.088136	42.33%	560
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.613860	-3.86%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.253839	16.174094	6.03%	0
2011	16.264770	15.253839	-6.22%	0
2010	13.051557	16.264770	24.62%	0
2009*	10.000000	13.051557	30.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.468025	18.003433	16.39%	0
2011	17.228495	15.468025	-10.22%	0
2010	13.851931	17.228495	24.38%	0
2009	9.882870	13.851931	40.16%	0
2008	15.655792	9.882870	-36.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.492191	14.234545	5.50%	5,231
2011	12.288522	13.492191	9.80%	7,144
2010	11.898278	12.288522	3.28%	6,012
2009	10.987820	11.898278	8.29%	6,113
2008	11.364069	10.987820	-3.31%	6,271
2007	10.564578	11.364069	7.57%	4,265
2006	10.584226	10.564578	-0.19%	4,154
2005	10.606483	10.584226	-0.21%	4,071
2004	10.202557	10.606483	3.96%	643
2003*	10.000000	10.202557	2.03%	643
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.469331	10.674961	12.73%	1,694
2011	9.346757	9.469331	1.31%	2,810
2010	8.334107	9.346757	12.15%	2,895
2009	7.182722	8.334107	16.03%	4,683
2008	11.176437	7.182722	-35.73%	4,688
2007	11.384294	11.176437	-1.83%	7,528
2006	9.895561	11.384294	15.04%	7,899
2005	9.625539	9.895561	2.81%	7,959
2004	8.670410	9.625539	11.02%	9,573
2003	6.822181	8.670410	27.09%	9,317
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.477798	13.117701	14.29%	498
2011	11.763414	11.477798	-2.43%	514
2010	10.039771	11.763414	17.17%	554
2009	7.863789	10.039771	27.67%	655
2008	10.580065	7.863789	-25.67%	640
2007	11.023713	10.580065	-4.02%	0
2006*	10.000000	11.023713	10.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
2010	12.035254	12.978965	7.84%	0
2009*	10.000000	12.035254	20.35%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.476115	16.461052	13.71%	0
2011	14.650990	14.476115	-1.19%	0
2010	11.850957	14.650990	23.63%	0
2009	9.647621	11.850957	22.84%	709
2008	14.213808	9.647621	-32.13%	709
2007	14.563792	14.213808	-2.40%	709
2006	12.955471	14.563792	12.41%	709
2005	12.296116	12.955471	5.36%	709
2004	10.267923	12.296116	19.75%	598
2003	7.584974	10.267923	35.37%	319
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.791634	8.571654	10.01%	0
2011	7.859299	7.791634	-0.86%	0
2010	6.966964	7.859299	12.81%	0
2009	5.301486	6.966964	31.42%	0
2008	8.228838	5.301486	-35.57%	0
2007	7.771180	8.228838	5.89%	0
2006	7.242824	7.771180	7.29%	0
2005	7.114235	7.242824	1.81%	726
2004	6.817526	7.114235	4.35%	726
2003	5.506865	6.817526	23.80%	726
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	9.068395	10.311488	13.71%	1,590
2011	9.059475	9.068395	0.10%	1,657
2010	8.029310	9.059475	12.83%	1,721
2009	6.468806	8.029310	24.12%	2,300
2008	10.474745	6.468806	-38.24%	8,877
2007	10.129984	10.474745	3.40%	14,031
2006	8.926469	10.129984	13.48%	15,190
2005	8.677868	8.926469	2.86%	17,952
2004	7.982961	8.677868	8.70%	14,576
2003	6.329672	7.982961	26.12%	19,939
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	11.122654	12.067351	8.49%	6,542
2011	10.384462	11.122654	7.11%	1,432
2010	9.165378	10.384462	13.30%	172
2009	7.611539	9.165378	20.41%	181
2008	10.997056	7.611539	-30.79%	193
2007	10.448742	10.997056	5.25%	205
2006	9.129937	10.448742	14.44%	216
2005	8.902348	9.129937	2.56%	226
2004	8.625637	8.902348	3.21%	1,414
2003	7.245341	8.625637	19.05%	1,480

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.374912	16.573731	7.80%	709
2011	15.300326	15.374912	0.49%	178
2010	14.352224	15.300326	6.61%	194
2009	12.129179	14.352224	18.33%	196
2008	13.315654	12.129179	-8.91%	211
2007	12.861674	13.315654	3.53%	2,438
2006	12.568036	12.861674	2.34%	2,414
2005	12.627451	12.568036	-0.47%	2,372
2004	12.403369	12.627451	1.81%	2,606
2003	12.063856	12.403369	2.81%	3,169
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.900483	11.960707	9.73%	0
2011	11.125829	10.900483	-2.03%	0
2010	10.044514	11.125829	10.77%	0
2009	8.234540	10.044514	21.98%	0
2008	11.186527	8.234540	-26.39%	0
2007	10.480714	11.186527	6.73%	0
2006*	10.000000	10.480714	4.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.390720	11.554770	11.20%	0
2011	10.695700	10.390720	-2.85%	0
2010	9.505804	10.695700	12.52%	0
2009	7.513113	9.505804	26.52%	0
2008	11.364720	7.513113	-33.89%	0
2007	10.500643	11.364720	8.23%	0
2006*	10.000000	10.500643	5.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.837106	11.160872	13.46%	0
2011	10.289386	9.837106	-4.40%	0
2010	9.028059	10.289386	13.97%	0
2009	6.992800	9.028059	29.11%	0
2008	11.494100	6.992800	-39.16%	0
2007	10.520727	11.494100	9.25%	0
2006*	10.000000	10.520727	5.21%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.473203	9.747663	2.90%	0
2011	10.170447	9.473203	-6.86%	0
2010	8.687244	10.170447	17.07%	0
2009	5.991605	8.687244	44.99%	0
2008	13.375568	5.991605	-55.20%	0
2007	9.348281	13.375568	43.08%	0
2006*	10.000000	9.348281	-6.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.378979	11.949572	15.13%	2,750
2011	10.473510	10.378979	-0.90%	2,785
2010	9.262405	10.473510	13.08%	2,799
2009	7.250103	9.262405	27.76%	6,616
2008	12.879844	7.250103	-43.71%	13,538
2007	12.927267	12.879844	-0.37%	13,852
2006	10.956738	12.927267	17.98%	15,335
2005	10.544204	10.956738	3.91%	19,991
2004	9.635243	10.544204	9.43%	17,708
2003	7.530864	9.635243	27.94%	17,013
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.388942	9.440633	12.54%	7,216
2011	8.526012	8.388942	-1.61%	7,247
2010	6.994978	8.526012	21.89%	7,269
2009	5.555748	6.994978	25.91%	4,276
2008	10.717047	5.555748	-48.16%	4,291
2007	8.598464	10.717047	24.64%	10,156
2006	8.199242	8.598464	4.87%	17,716
2005	7.896862	8.199242	3.83%	22,018
2004	7.783505	7.896862	1.46%	39,846
2003	5.966173	7.783505	30.46%	42,815
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.453044	12.849516	12.19%	0
2011	11.216214	11.453044	2.11%	0
2010	10.032625	11.216214	11.80%	0
2009	7.102221	10.032625	41.26%	0
2008	9.646583	7.102221	-26.38%	0
2007	9.565232	9.646583	0.85%	0
2006	8.756341	9.565232	9.24%	430
2005	8.692546	8.756341	0.73%	449
2004	8.082144	8.692546	7.55%	2,359
2003	6.478666	8.082144	24.75%	2,854
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.619757	13.025501	12.10%	222
2011	11.371889	11.619757	2.18%	238
2010	10.183117	11.371889	11.67%	262
2009	7.200894	10.183117	41.41%	283
2008	9.769508	7.200894	-26.29%	359
2007*	10.000000	9.769508	-2.30%	412

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.098997	13.611631	3.91%	3,963
2011	12.435257	13.098997	5.34%	6,759
2010	11.754079	12.435257	5.80%	6,475
2009	10.342347	11.754079	13.65%	6,296
2008	10.890884	10.342347	-5.04%	2,955
2007	10.637906	10.890884	2.38%	0
2006	10.380507	10.637906	2.48%	0
2005	10.349600	10.380507	0.30%	0
2004	10.097816	10.349600	2.49%	0
2003*	10.000000	10.097816	0.98%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.111093	11.399019	12.74%	1,329
2011	11.526142	10.111093	-12.28%	1,329
2010	9.114962	11.526142	26.45%	1,329
2009	6.625909	9.114962	37.57%	1,256
2008	11.148913	6.625909	-40.57%	495
2007	9.826712	11.148913	13.46%	516
2006*	10.000000	9.826712	-1.73%	516
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.501610	11.252508	18.43%	0
2011	11.683484	9.501610	-18.67%	0
2010	10.524057	11.683484	11.02%	0
2009	8.471764	10.524057	24.23%	0
2008	15.361166	8.471764	-44.85%	2,324
2007	13.340733	15.361166	15.14%	2,324
2006	11.511681	13.340733	15.89%	2,324
2005	9.847782	11.511681	16.90%	2,324
2004	8.831911	9.847782	11.50%	2,324
2003	6.277043	8.831911	40.70%	2,995
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.660127	13.823510	18.55%	0
2011	14.350569	11.660127	-18.75%	0
2010	12.924493	14.350569	11.03%	0
2009	10.399791	12.924493	24.28%	0
2008	18.861459	10.399791	-44.86%	423
2007	16.378046	18.861459	15.16%	0
2006	14.132218	16.378046	15.89%	0
2005	12.094330	14.132218	16.85%	0
2004	10.845870	12.094330	11.51%	0
2003	7.705852	10.845870	40.75%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.692939	15.849950	24.87%	1,015
2011	14.172684	12.692939	-10.44%	1,045
2010	11.407165	14.172684	24.24%	1,035
2009	7.376482	11.407165	54.64%	1,066
2008	15.378089	7.376482	-52.03%	1,136
2007	14.823438	15.378089	3.74%	1,396
2006	12.983709	14.823438	14.17%	1,415
2005	12.885137	12.983709	0.77%	4,443
2004	11.505305	12.885137	11.99%	6,451
2003	7.421189	11.505305	55.03%	6,075
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.586341	12.823360	10.68%	15,485
2011	11.517649	11.586341	0.60%	16,466
2010	10.404178	11.517649	10.70%	14,119
2009	7.809563	10.404178	33.22%	14,133
2008	11.299943	7.809563	-30.89%	16,522
2007	11.085844	11.299943	1.93%	4,956
2006*	10.000000	11.085844	10.86%	1,170
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.660978	11.236846	16.31%	2,821
2011	10.216906	9.660978	-5.44%	2,916
2010	8.109914	10.216906	25.98%	3,990
2009	6.391007	8.109914	26.90%	4,185
2008	9.711503	6.391007	-34.19%	1,071
2007	10.126467	9.711503	-4.10%	0
2006*	10.000000	10.126467	1.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	1,320
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.124571	11.255673	11.17%	5,745
2011	12.246934	10.124571	-17.33%	5,745
2010	10.607169	12.246934	15.46%	5,745
2009	6.253697	10.607169	69.61%	5,745
2008	13.449382	6.253697	-53.50%	5,745
2007	10.637496	13.449382	26.43%	0
2006*	10.000000	10.637496	6.37%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.059298	10.529480	16.23%	1,581
2011	10.322782	9.059298	-12.24%	4,918
2010	9.691749	10.322782	6.51%	6,912
2009	7.189916	9.691749	34.80%	7,083
2008	12.277282	7.189916	-41.44%	1,432
2007	10.825066	12.277282	13.42%	0
2006*	10.000000	10.825066	8.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.141579	17.116492	13.04%	6,754
2011	15.539614	15.141579	-2.56%	6,754
2010	13.827897	15.539614	12.38%	6,754
2009	11.858278	13.827897	16.61%	7,097
2008	11.364157	11.858278	4.35%	6,524
2007	10.418235	11.364157	9.08%	988
2006*	10.000000	10.418235	4.18%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.200791	11.364523	11.41%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.710282	-2.90%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.206565	23.659040	17.09%	4,593
2011	22.162871	20.206565	-8.83%	4,730
2010	20.756661	22.162871	6.77%	4,874
2009	16.894710	20.756661	22.86%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.409579	10.233324	21.69%	0
2011	9.197534	8.409579	-8.57%	0
2010	8.791629	9.197534	4.62%	0
2009	6.128249	8.791629	43.46%	134
2008	11.200658	6.128249	-45.29%	154
2007	8.344255	11.200658	34.23%	169
2006	7.782962	8.344255	7.21%	181
2005	7.037497	7.782962	10.59%	7,934
2004	6.071817	7.037497	15.90%	9,242
2003	5.139904	6.071817	18.13%	10,161

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.252104	4.977495	17.06%	0
2011	4.737899	4.252104	-10.25%	0
2010	3.876473	4.737899	22.22%	0
2009	2.514722	3.876473	54.15%	0
2008	4.568463	2.514722	-44.95%	0
2007	3.821146	4.568463	19.56%	743
2006	3.606695	3.821146	5.95%	1,060
2005	3.290663	3.606695	9.60%	1,343
2004	3.330422	3.290663	-1.19%	1,343
2003	2.314154	3.330422	43.92%	8,001
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.903031	12.123651	11.20%	6,838
2011	16.400788	10.903031	-33.52%	751
2010	13.352217	16.400788	22.83%	751
2009	7.589110	13.352217	75.94%	751
2008	16.170208	7.589110	-53.07%	751
2007	12.857245	16.170208	25.77%	2,666
2006	8.924201	12.857245	44.07%	3,185
2005	6.883881	8.924201	29.64%	6,971
2004	5.903326	6.883881	16.61%	7,965
2003	4.466078	5.903326	32.18%	16,311
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.997510	16.554223	18.27%	0
2011	13.944976	13.997510	0.38%	0
2010	11.496687	13.944976	21.30%	0
2009	9.235770	11.496687	24.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.764823	14.532738	13.85%	0
2011	13.052601	12.764823	-2.20%	0
2010	11.945131	13.052601	9.27%	0
2009	9.928761	11.945131	20.31%	0
2008	15.025703	9.928761	-33.92%	0
2007	14.215319	15.025703	5.70%	0
2006	12.005873	14.215319	18.40%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.342861	11.780323	13.90%	4,690
2011	10.717202	10.342861	-3.49%	0
2010*	10.000000	10.717202	7.17%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.554952	6.222767	12.02%	9,250
2011	5.693000	5.554952	-2.42%	2,448
2010	4.859066	5.693000	17.16%	0
2009	3.705355	4.859066	31.14%	0
2008	6.153148	3.705355	-39.78%	0
2007	5.239327	6.153148	17.44%	0
2006	5.022615	5.239327	4.31%	0
2005	4.799798	5.022615	4.64%	0
2004	4.516845	4.799798	6.26%	2,716
2003	3.463330	4.516845	30.42%	2,716
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.689049	15.420914	12.65%	580
2011	13.842853	13.689049	-1.11%	1,844
2010	12.417364	13.842853	11.48%	2,960
2009*	10.000000	12.417364	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.934130	11.293817	13.69%	0
2011	10.017612	9.934130	-0.83%	0
2010	9.102112	10.017612	10.06%	0
2009	7.506594	9.102112	21.25%	0
2008	10.880072	7.506594	-31.01%	2,656
2007	10.434128	10.880072	4.27%	4,265
2006*	10.000000	10.434128	4.34%	1,817
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.122824	11.470453	3.13%	0
2011	10.707494	11.122824	3.88%	0
2010	10.282254	10.707494	4.14%	781
2009	9.331593	10.282254	10.19%	729
2008	10.538162	9.331593	-11.45%	659
2007	10.416259	10.538162	1.17%	878
2006*	10.000000	10.416259	4.16%	817
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.839907	11.802543	19.95%	5,806
2011	11.042898	9.839907	-10.89%	5,806
2010	10.098290	11.042898	9.35%	6,196
2009	7.258389	10.098290	39.13%	6,188
2008	12.039659	7.258389	-39.71%	6,231
2007	10.715931	12.039659	12.35%	374
2006*	10.000000	10.715931	7.16%	406

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.151941	10.556109	15.34%	12,527
2011	9.772798	9.151941	-6.35%	12,527
2010	8.415640	9.772798	16.13%	14,513
2009	6.171929	8.415640	36.35%	14,593
2008	11.260943	6.171929	-45.19%	13,499
2007	10.243775	11.260943	9.93%	778
2006*	10.000000	10.243775	2.44%	837
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
2010	7.638486	8.328583	9.03%	0
2009	5.948820	7.638486	28.40%	732
2008	9.776234	5.948820	-39.15%	0
2007*	10.000000	9.776234	-2.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.995954	16.877537	12.55%	0
2011	14.701168	14.995954	2.01%	0
2010	13.223456	14.701168	11.17%	0
2009	9.218454	13.223456	43.45%	0
2008	13.029721	9.218454	-29.25%	0
2007	12.859947	13.029721	1.32%	0
2006	11.833579	12.859947	8.67%	0
2005	11.763752	11.833579	0.59%	0
2004	10.875215	11.763752	8.17%	1,655
2003	9.052629	10.875215	20.13%	1,655
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.192786	14.867761	12.70%	0
2011	12.934760	13.192786	1.99%	0
2010	11.634011	12.934760	11.18%	0
2009	8.105879	11.634011	43.53%	0
2008	11.474465	8.105879	-29.36%	0
2007	11.321282	11.474465	1.35%	0
2006	10.418162	11.321282	8.67%	0
2005*	10.000000	10.418162	4.18%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.563167	9.966401	16.39%	1,308
2011	8.922867	8.563167	-4.03%	1,331
2010	7.844435	8.922867	13.75%	1,423
2009	6.210982	7.844435	26.30%	1,774
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.591605	8.722071	14.89%	0
2011	8.742345	7.591605	-13.16%	0
2010	7.696717	8.742345	13.59%	0
2009	5.121447	7.696717	50.28%	0
2008*	10.000000	5.121447	-48.79%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.114257	9.984045	9.54%	0
2011	9.580926	9.114257	-4.87%	0
2010	7.890737	9.580926	21.42%	0
2009	6.105844	7.890737	29.23%	0
2008*	10.000000	6.105844	-38.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
2010	9.294787	10.082476	8.47%	0
2009	7.895368	9.294787	17.72%	0
2008*	10.000000	7.895368	-21.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
2010	8.753321	9.665696	10.42%	0
2009	7.175372	8.753321	21.99%	0
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0
2010	10.040691	10.535889	4.93%	0
2009	9.042194	10.040691	11.04%	0
2008*	10.000000	9.042194	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.476046	10.461468	10.40%	0
2011	9.874824	9.476046	-4.04%	0
2010	9.024479	9.874824	9.42%	0
2009	7.532112	9.024479	19.81%	0
2008*	10.000000	7.532112	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
2010	8.473381	9.433360	11.33%	0
2009	6.813408	8.473381	24.36%	0
2008*	10.000000	6.813408	-31.87%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
2010	9.566746	10.248492	7.13%	0
2009	8.274211	9.566746	15.62%	0
2008*	10.000000	8.274211	-17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.572819	12.251408	5.86%	0
2011	11.049660	11.572819	4.73%	0
2010	10.505141	11.049660	5.18%	0
2009	9.828834	10.505141	6.88%	0
2008*	10.000000	9.828834	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
2010	11.225826	11.924351	6.22%	0
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.815404	21.668162	15.16%	0
2011	24.670048	18.815404	-23.73%	0
2010	21.612988	24.670048	14.14%	0
2009	13.469657	21.612988	60.46%	0
2008	32.459799	13.469657	-58.50%	0
2007	22.695973	32.459799	43.02%	0
2006	16.895288	22.695973	34.33%	3,847
2005	12.964022	16.895288	30.32%	3,847
2004	10.927986	12.964022	18.63%	3,847
2003	6.729993	10.927986	62.38%	3,847
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.894837	24.066596	15.18%	1,340
2011	27.402727	20.894837	-23.75%	1,340
2010	23.998998	27.402727	14.18%	1,340
2009	14.941067	23.998998	60.62%	1,340
2008	36.063538	14.941067	-58.57%	1,340
2007	25.221040	36.063538	42.99%	1,340
2006	18.785091	25.221040	34.26%	1,340
2005	14.412181	18.785091	30.34%	1,340
2004	12.147387	14.412181	18.64%	1,514
2003	7.482965	12.147387	62.33%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.794425	15.991691	1.25%	2,255
2011	14.987582	15.794425	5.38%	6,911
2010	14.558360	14.987582	2.95%	7,677
2009	14.429707	14.558360	0.89%	7,202
2008	13.634178	14.429707	5.83%	5,172
2007	12.951217	13.634178	5.27%	5,168
2006	12.755077	12.951217	1.54%	4,868
2005	12.571358	12.755077	1.46%	5,133
2004	12.391049	12.571358	1.46%	7,717
2003	12.364450	12.391049	0.22%	7,887
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.015878	11.376083	13.58%	0
2011	11.297133	10.015878	-11.34%	0
2010	10.149248	11.297133	11.31%	0
2009	7.963186	10.149248	27.45%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.089435	18.269653	13.55%	4,898
2011	18.147551	16.089435	-11.34%	5,895
2010	16.306621	18.147551	11.29%	6,520
2009	12.799315	16.306621	27.40%	6,681
2008	24.143154	12.799315	-46.99%	3,835
2007	19.328046	24.143154	24.91%	853
2006	14.795862	19.328046	30.63%	853
2005	11.567943	14.795862	27.90%	853
2004	10.296163	11.567943	85300.00%	0
2003	7.743411	10.296163	32.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0
2010	8.226406	8.680525	5.52%	0
2009	6.510364	8.226406	26.36%	0
2008	11.644002	6.510364	-44.09%	0
2007	10.835236	11.644002	7.46%	0
2006*	10.000000	10.835236	8.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.287289	13.991591	13.87%	0
2011	13.017499	12.287289	-5.61%	0
2010	11.558347	13.017499	12.62%	0
2009	9.248197	11.558347	24.98%	0
2008	14.904562	9.248197	-37.95%	0
2007	14.318370	14.904562	4.09%	46,234
2006	12.469319	14.318370	14.83%	46,234
2005	11.758161	12.469319	6.05%	46,234
2004	10.495425	11.758161	12.03%	443
2003	8.100685	10.495425	29.56%	473

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	0
2010	11.503903	12.411964	7.89%	0
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.321407	12.731781	3.33%	1,881
2011	12.183286	12.321407	1.13%	2,738
2010	11.710202	12.183286	4.04%	5,477
2009	10.926170	11.710202	7.18%	5,477
2008	11.833511	10.926170	-7.67%	5,477
2007	11.430348	11.833511	3.53%	5,477
2006	10.957934	11.430348	4.31%	0
2005	10.795581	10.957934	1.50%	0
2004	10.499391	10.795581	2.82%	0
2003	9.903364	10.499391	6.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.615362	13.734134	8.87%	90,771
2011	12.844780	12.615362	-1.79%	89,285
2010	11.787050	12.844780	8.97%	91,229
2009	10.070044	11.787050	17.05%	92,071
2008	13.345056	10.070044	-24.54%	90,880
2007	12.856442	13.345056	3.80%	96,249
2006	11.750727	12.856442	9.41%	116,745
2005	11.352722	11.750727	3.51%	134,215
2004	10.548952	11.352722	7.62%	188,559
2003	8.943444	10.548952	17.95%	9,760
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.603905	14.086750	11.76%	0
2011	13.106674	12.603905	-3.84%	0
2010	11.822636	13.106674	10.86%	0
2009	9.673596	11.822636	22.22%	0
2008	14.351116	9.673596	-32.59%	445
2007	13.761730	14.351116	4.28%	848
2006	12.228101	13.761730	12.54%	1,100
2005	11.623257	12.228101	5.20%	1,420
2004	10.553956	11.623257	10.13%	3,124
2003	8.481877	10.553956	24.43%	3,168

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.729642	13.511847	6.14%	0
2011	12.694057	12.729642	0.28%	0
2010	11.906084	12.694057	6.62%	0
2009	10.577860	11.906084	12.56%	0
2008	12.672875	10.577860	-16.53%	0
2007	12.185802	12.672875	4.00%	0
2006	11.438776	12.185802	6.53%	0
2005	11.142118	11.438776	2.66%	0
2004	10.582927	11.142118	5.28%	446
2003	9.473594	10.582927	11.71%	425
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.253496	15.454095	16.60%	6,137
2011	13.797260	13.253496	-3.94%	9,439
2010	12.907066	13.797260	6.90%	10,904
2009*	10.000000	12.907066	29.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.675195	22.707665	15.41%	1,318
2011	20.547749	19.675195	-4.25%	1,318
2010	16.571411	20.547749	24.00%	1,582
2009	12.333374	16.571411	34.36%	2,145
2008	19.757849	12.333374	-37.58%	3,461
2007	18.698187	19.757849	5.67%	4,797
2006	17.317725	18.698187	7.97%	5,370
2005	15.722921	17.317725	10.14%	5,136
2004	13.827559	15.722921	13.71%	5,099
2003	10.451848	13.827559	32.30%	4,454
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.693534	10.505892	-1.75%	1,538
2011	10.883466	10.693534	-1.75%	2,412
2010	11.077304	10.883466	-1.75%	1,644
2009	11.269880	11.077304	-1.71%	1,680
2008	11.239786	11.269880	0.27%	11,037
2007	10.917831	11.239786	2.95%	1,866
2006	10.630182	10.917831	2.71%	4,615
2005	10.537846	10.630182	0.88%	4,361
2004	10.639218	10.537846	-0.95%	7,676
2003	10.761392	10.639218	-1.14%	7,553

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.186866	16.748212	10.28%	0
2011	14.644228	15.186866	3.71%	0
2010	13.478009	14.644228	8.65%	0
2009	11.029104	13.478009	22.20%	0
2008	13.572447	11.029104	-18.74%	0
2007	13.204800	13.572447	2.78%	3,976
2006	12.819122	13.204800	3.01%	3,897
2005	12.768454	12.819122	0.40%	3,684
2004	12.198805	12.768454	4.67%	3,615
2003	11.074251	12.198805	10.15%	45,942
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.117450	9.233517	13.75%	0
2011	9.115623	8.117450	-10.95%	0
2010	8.135855	9.115623	12.04%	0
2009	6.068293	8.135855	34.07%	935
2008*	10.000000	6.068293	-39.32%	846
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.606620	14.520203	15.18%	679
2011	15.295625	12.606620	-17.58%	593
2010	14.671097	15.295625	4.26%	601
2009	11.500820	14.671097	27.57%	696
2008	21.812634	11.500820	-47.27%	478
2007	21.571002	21.812634	1.12%	0
2006	17.885709	21.571002	20.60%	0
2005	16.245203	17.885709	10.10%	0
2004	13.748783	16.245203	18.16%	0
2003*	10.000000	13.748783	37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.682970	9.925850	14.31%	1,362
2011	9.101822	8.682970	-4.60%	1,362
2010	8.019906	9.101822	13.49%	1,362
2009	6.289817	8.019906	27.51%	1,362
2008*	10.000000	6.289817	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.615209	11.129017	15.74%	0
2011	10.392031	9.615209	-7.48%	0
2010*	10.000000	10.392031	3.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.027444	9.274032	15.53%	0
2011	8.700219	8.027444	-7.73%	0
2010	7.854021	8.700219	10.77%	0
2009	6.274075	7.854021	25.18%	0
2008*	10.000000	6.274075	-37.26%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.087873	10.259178	12.89%	0
2011	9.657916	9.087873	-5.90%	0
2010	7.751047	9.657916	24.60%	0
2009	6.205947	7.751047	24.90%	1,544
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.998670	10.135533	12.63%	1,189
2011	9.585284	8.998670	-6.12%	1,262
2010	7.714076	9.585284	24.26%	1,432
2009	6.196535	7.714076	24.49%	107
2008*	10.000000	6.196535	-38.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.657332	11.038815	14.31%	0
2011	10.062592	9.657332	-4.03%	0
2010	8.560970	10.062592	17.54%	0
2009	6.678536	8.560970	28.19%	0
2008*	10.000000	6.678536	-33.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.972612	14.457727	11.45%	0
2011	13.289367	12.972612	-2.38%	0
2010	10.782030	13.289367	23.25%	0
2009	8.609756	10.782030	25.23%	0
2008	16.355772	8.609756	-47.36%	0
2007	15.169611	16.355772	7.82%	0
2006	14.959391	15.169611	1.41%	0
2005	14.085392	14.959391	6.21%	1,461
2004	12.640410	14.085392	11.43%	1,725
2003	9.581953	12.640410	31.92%	2,114
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.951558	24.792609	18.33%	1,600
2011	22.463020	20.951558	-6.73%	2,128
2010	18.058391	22.463020	24.39%	2,129
2009	14.562495	18.058391	24.01%	2,334
2008	21.846505	14.562495	-33.34%	3,569
2007	23.884569	21.846505	-8.53%	5,141
2006	20.724738	23.884569	15.25%	5,046
2005	20.463931	20.724738	1.27%	5,075
2004	17.756675	20.463931	15.25%	5,366
2003	11.521769	17.756675	54.11%	6,058

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	20.395934	23.144646	13.48%	276
2011	21.980421	20.395934	-7.21%	271
2010	17.851607	21.980421	23.13%	308
2009	13.488714	17.851607	32.34%	375
2008	22.211989	13.488714	-39.27%	743
2007	22.137835	22.211989	0.33%	1,436
2006	20.110129	22.137835	10.08%	2,166
2005	18.222675	20.110129	10.36%	2,849
2004	15.582883	18.222675	16.94%	3,032
2003	11.247212	15.582883	38.55%	3,487
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.830265	9.908538	12.21%	3,198
2011	8.939945	8.830265	-1.23%	3,341
2010	8.020350	8.939945	11.47%	3,510
2009	6.473769	8.020350	23.89%	4,010
2008	11.274443	6.473769	-42.58%	3,266
2007	10.608433	11.274443	6.28%	171
2006	9.501937	10.608433	11.64%	184
2005	9.000863	9.501937	5.57%	198
2004	8.347189	9.000863	7.83%	214
2003	6.662646	8.347189	25.28%	231
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.600461	10.921107	13.76%	5,260
2011	9.174654	9.600461	4.64%	1,956
2010	7.172938	9.174654	27.91%	2,243
2009	5.580156	7.172938	28.54%	1,679
2008*	10.000000	5.580156	-44.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	0
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.581113	13.604035	17.47%	0
2011	13.459684	11.581113	-13.96%	0
2010	12.881784	13.459684	4.49%	0
2009*	10.000000	12.881784	28.82%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.021374	10.298975	2.77%	3,293
2011	10.170023	10.021374	-1.46%	3,394
2010	9.831558	10.170023	3.44%	3,308
2009	8.829886	9.831558	11.34%	2,991
2008	10.381283	8.829886	-14.94%	3,612
2007	10.085950	10.381283	2.93%	0
2006	9.851160	10.085950	2.38%	0
2005	9.883486	9.851160	-0.33%	0
2004	9.981747	9.883486	-0.98%	0
2003*	10.000000	9.981747	-0.18%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.200794	11.975051	6.91%	0
2011	11.522095	11.200794	-2.79%	0
2010	9.804385	11.522095	17.52%	0
2009	8.129291	9.804385	20.61%	0
2008	13.670639	8.129291	-40.53%	0
2007	13.844223	13.670639	-1.25%	0
2006	13.387078	13.844223	3.41%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.320466	13.433360	9.03%	2,303
2011	12.938030	12.320466	-4.77%	2,277
2010	10.718556	12.938030	20.71%	2,576
2009	8.300816	10.718556	29.13%	2,900
2008	13.952052	8.300816	-40.50%	2,491
2007	13.197166	13.952052	5.72%	0
2006	11.812879	13.197166	11.72%	0
2005	11.251154	11.812879	4.99%	0
2004*	10.000000	11.251154	12.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	9.218347	10.546214	14.40%	1,258
2011	9.280512	9.218347	-0.67%	1,258
2010	7.410380	9.280512	25.24%	1,258
2009	5.687744	7.410380	30.29%	1,322
2008	11.366549	5.687744	-49.96%	2,987
2007	10.881080	11.366549	4.46%	2,994
2006	10.756467	10.881080	1.16%	3,000
2005	9.746041	10.756467	10.37%	4,473
2004	8.281709	9.746041	17.68%	6,335
2003	6.711524	8.281709	23.40%	6,796

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.671978	22.238395	19.10%	1,898
2011	20.717040	18.671978	-9.87%	1,898
2010	18.181349	20.717040	13.95%	2,233
2009	13.246673	18.181349	37.25%	2,239
2008	22.544746	13.246673	-41.24%	2,796
2007	21.580799	22.544746	4.47%	2,985
2006	18.662895	21.580799	15.63%	4,152
2005	16.612442	18.662895	12.34%	3,264
2004	14.185285	16.612442	17.11%	3,600
2003*	10.000000	14.185285	41.85%	1,049
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.595718	13.814949	19.14%	1,076
2011	12.868770	11.595718	-9.89%	1,076
2010	11.294605	12.868770	13.94%	1,076
2009	8.224685	11.294605	37.33%	1,076
2008	13.996399	8.224685	-41.24%	1,076
2007	13.400279	13.996399	4.45%	1,076
2006	11.588105	13.400279	15.64%	1,076
2005	10.317629	11.588105	12.31%	1,076
2004	8.812554	10.317629	17.08%	1,076
2003	6.271334	8.812554	40.52%	1,076
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.147191	1.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.392031	10.784102	14.82%	3,585
2011	9.560353	9.392031	-1.76%	3,905
2010	8.380574	9.560353	14.08%	4,038
2009	6.649117	8.380574	26.04%	6,230
2008	10.999158	6.649117	-39.55%	5,831
2007	10.721832	10.999158	2.59%	5,974
2006	9.486847	10.721832	13.02%	6,530
2005	9.110826	9.486847	4.13%	6,749
2004	8.471704	9.110826	7.54%	6,930
2003	6.804394	8.471704	24.50%	8,585
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.287529	10.765896	15.92%	6,396
2011	9.666488	9.287529	-3.92%	4,100
2010	7.972456	9.666488	21.25%	4,822
2009	5.914539	7.972456	34.79%	5,326
2008	9.683209	5.914539	-38.92%	1,983
2007	9.977364	9.683209	-2.95%	454
2006*	10.000000	9.977364	-0.23%	435

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	0
2010	10.837712	11.646011	7.46%	0
2009*	10.000000	10.837712	8.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.196933	11.633026	3.89%	8,506
2011	11.282116	11.196933	-0.76%	8,506
2010	10.916941	11.282116	3.35%	8,506
2009*	10.000000	10.916941	9.17%	8,506
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.166290	12.006058	7.52%	1,855
2011	10.757106	11.166290	3.80%	2,039
2010	10.218571	10.757106	5.27%	2,045
2009	9.485673	10.218571	7.73%	1,777
2008	10.751862	9.485673	-11.78%	2,192
2007	10.378444	10.751862	3.60%	0
2006*	10.000000	10.378444	3.78%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	29.454889	34.135953	15.89%	0
2011	28.008321	29.454889	5.16%	0
2010	25.975701	28.008321	7.83%	0
2009	20.304342	25.975701	27.93%	0
2008	24.306399	20.304342	-16.47%	0
2007	23.224597	24.306399	4.66%	0
2006	21.331723	23.224597	8.87%	0
2005	19.341108	21.331723	10.29%	0
2004	17.885882	19.341108	8.14%	724
2003	14.237119	17.885882	25.63%	724
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	24.319064	31.014584	27.53%	2,705
2011	33.330410	24.319064	-27.04%	0
2010	26.744986	33.330410	24.62%	0
2009	12.769075	26.744986	109.45%	0
2008	36.903113	12.769075	-65.40%	451
2007	27.296134	36.903113	35.20%	451
2006	19.915683	27.296134	37.06%	451
2005	15.355819	19.915683	29.69%	451
2004	12.414897	15.355819	23.69%	451
2003	8.194950	12.414897	51.49%	451

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	35.425248	35.982254	1.57%	1,744
2011	43.154658	35.425248	-17.91%	0
2010	33.986489	43.154658	26.98%	0
2009	21.958264	33.986489	54.78%	0
2008	41.485693	21.958264	-47.07%	0
2007	29.051620	41.485693	42.80%	0
2006	23.750531	29.051620	22.32%	0
2005	15.937007	23.750531	49.03%	0
2004	13.057130	15.937007	22.06%	256
2003	9.178700	13.057130	42.25%	256
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.610602	-3.89%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.233148	16.143913	5.98%	0
2011	16.250980	15.233148	-6.26%	0
2010	13.047121	16.250980	24.56%	0
2009*	10.000000	13.047121	30.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.392105	17.905929	16.33%	0
2011	17.152655	15.392105	-10.26%	0
2010	13.797970	17.152655	24.31%	0
2009	9.849380	13.797970	40.09%	0
2008	15.610701	9.849380	-36.91%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.432801	14.164666	5.45%	17,278
2011	12.240643	13.432801	9.74%	16,382
2010	11.857942	12.240643	3.23%	21,251
2009	10.956148	11.857942	8.23%	1,685
2008	11.337083	10.956148	-3.36%	2,570
2007	10.544885	11.337083	7.51%	576
2006	10.569860	10.544885	-0.24%	535
2005	10.597463	10.569860	-0.26%	4,230
2004	10.199070	10.597463	3.91%	0
2003*	10.000000	10.199070	1.99%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.408468	10.600939	12.67%	14,557
2011	9.291404	9.408468	1.26%	12,869
2010	8.288964	9.291404	12.09%	16,715
2009	7.147456	8.288964	15.97%	16,779
2008	11.127253	7.147456	-35.77%	17,291
2007	11.339995	11.127253	-1.88%	17,570
2006	9.862054	11.339995	14.99%	21,087
2005	9.597814	9.862054	2.75%	23,510
2004	8.649846	9.597814	10.96%	29,855
2003	6.809455	8.649846	27.03%	30,095
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.444774	13.073286	14.23%	1,315
2011	11.735524	11.444774	-2.48%	1,315
2010	10.021054	11.735524	17.11%	1,315
2009	7.853122	10.021054	27.61%	1,315
2008	10.571090	7.853122	-25.71%	1,315
2007	11.019999	10.571090	-4.07%	1,315
2006*	10.000000	11.019999	10.20%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.271448	13.251063	7.98%	0
2011	12.967969	12.271448	-5.37%	0
2010	12.031177	12.967969	7.79%	0
2009*	10.000000	12.031177	20.31%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.405049	16.371879	13.65%	286
2011	14.586471	14.405049	-1.24%	321
2010	11.804780	14.586471	23.56%	532
2009	9.614918	11.804780	22.78%	573
2008	14.172865	9.614918	-32.16%	588
2007	14.529282	14.172865	-2.45%	582
2006	12.931332	14.529282	12.36%	602
2005	12.279419	12.931332	5.31%	889
2004	10.259199	12.279419	19.69%	953
2003	7.582387	10.259199	35.30%	904
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.741565	8.512216	9.95%	0
2011	7.812755	7.741565	-0.91%	0
2010	6.929234	7.812755	12.75%	0
2009	5.275457	6.929234	31.35%	0
2008	8.192611	5.275457	-35.61%	0
2007	7.740926	8.192611	5.84%	0
2006	7.218294	7.740926	7.24%	0
2005	7.093745	7.218294	1.76%	0
2004	6.801352	7.093745	4.30%	613
2003	5.496597	6.801352	23.74%	1,963
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	9.010109	10.239975	13.65%	6,521
2011	9.005817	9.010109	0.05%	7,957
2010	7.985805	9.005817	12.77%	8,887
2009	6.437029	7.985805	24.06%	29,976
2008	10.428608	6.437029	-38.28%	26,944
2007	10.090526	10.428608	3.35%	28,694
2006	8.896205	10.090526	13.43%	41,692
2005	8.652843	8.896205	2.81%	43,823
2004	7.964001	8.652843	8.65%	51,245
2003	6.317855	7.964001	26.06%	49,100
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	11.051189	11.983707	8.44%	915
2011	10.322980	11.051189	7.05%	0
2010	9.115753	10.322980	13.24%	0
2009	7.574182	9.115753	20.35%	0
2008	10.948671	7.574182	-30.82%	0
2007	10.408105	10.948671	5.19%	0
2006	9.099044	10.408105	14.39%	7,655
2005	8.876728	9.099044	2.50%	7,655
2004	8.605202	8.876728	3.16%	7,655
2003	7.231846	8.605202	18.99%	7,974

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.276254	16.458981	7.74%	7,690
2011	15.209865	15.276254	0.44%	7,713
2010	14.274621	15.209865	6.55%	4,477
2009	12.069728	14.274621	18.27%	4,526
2008	13.257135	12.069728	-8.96%	4,807
2007	12.811703	13.257135	3.48%	9,291
2006	12.525554	12.811703	2.28%	11,808
2005	12.591152	12.525554	-0.52%	15,852
2004	12.374004	12.591152	1.75%	19,085
2003	12.041407	12.374004	2.76%	18,852
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.869096	11.920188	9.67%	0
2011	11.099430	10.869096	-2.08%	0
2010	10.025789	11.099430	10.71%	0
2009	8.223364	10.025789	21.92%	0
2008	11.177043	8.223364	-26.43%	0
2007	10.477185	11.177043	6.68%	0
2006*	10.000000	10.477185	4.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.360793	11.515609	11.15%	0
2011	10.670314	10.360793	-2.90%	0
2010	9.488059	10.670314	12.46%	0
2009	7.502903	9.488059	26.46%	0
2008	11.355067	7.502903	-33.92%	0
2007	10.497095	11.355067	8.17%	0
2006*	10.000000	10.497095	4.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.808751	11.123029	13.40%	0
2011	10.264947	9.808751	-4.44%	0
2010	9.011193	10.264947	13.91%	0
2009	6.983293	9.011193	29.04%	0
2008	11.484335	6.983293	-39.19%	0
2007	10.517174	11.484335	9.20%	0
2006*	10.000000	10.517174	5.17%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.445903	9.714618	2.84%	2,637
2011	10.146276	9.445903	-6.90%	2,951
2010	8.671008	10.146276	17.01%	3,270
2009	5.983448	8.671008	44.92%	3,716
2008	13.364194	5.983448	-55.23%	4,342
2007	9.345118	13.364194	43.01%	4,679
2006*	10.000000	9.345118	-6.55%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.312273	11.866714	15.07%	15,961
2011	10.411498	10.312273	-0.95%	17,055
2010	9.212249	10.411498	13.02%	17,146
2009	7.214519	9.212249	27.69%	17,630
2008	12.823164	7.214519	-43.74%	18,985
2007	12.876979	12.823164	-0.42%	23,897
2006	10.919664	12.876979	17.92%	37,325
2005	10.513858	10.919664	3.86%	39,714
2004	9.612401	10.513858	9.38%	48,440
2003	7.516835	9.612401	27.88%	51,937
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.335019	9.375162	12.48%	10,497
2011	8.475516	8.335019	-1.66%	11,739
2010	6.957073	8.475516	21.83%	15,015
2009	5.528456	6.957073	25.84%	15,794
2008	10.669839	5.528456	-48.19%	17,664
2007	8.564968	10.669839	24.58%	17,982
2006	8.171451	8.564968	4.82%	32,671
2005	7.874090	8.171451	3.78%	35,935
2004	7.765017	7.874090	1.40%	49,927
2003	5.955034	7.765017	30.39%	47,542
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.379525	12.760502	12.14%	1,884
2011	11.149869	11.379525	2.06%	1,884
2010	9.978355	11.149869	11.74%	1,884
2009	7.067396	9.978355	41.19%	1,884
2008	9.604171	7.067396	-26.41%	1,884
2007	9.528048	9.604171	0.80%	2,506
2006	8.726729	9.528048	9.18%	3,963
2005	8.667545	8.726729	0.68%	3,982
2004	8.062996	8.667545	7.50%	8,994
2003	6.466604	8.062996	24.69%	15,248
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.592219	12.988008	12.04%	2,527
2011	11.350688	11.592219	2.13%	0
2010	10.169297	11.350688	11.62%	746
2009	7.194785	10.169297	41.34%	811
2008	9.766199	7.194785	-26.33%	966
2007*	10.000000	9.766199	-2.34%	1,160

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.041358	13.544812	3.86%	9,697
2011	12.386820	13.041358	5.28%	9,439
2010	11.714253	12.386820	5.74%	11,976
2009	10.312555	11.714253	13.59%	12,116
2008	10.865053	10.312555	-5.09%	19,590
2007	10.618101	10.865053	2.33%	22,393
2006	10.366426	10.618101	2.43%	21,360
2005	10.340808	10.366426	0.25%	22,988
2004	10.094375	10.340808	2.44%	17,344
2003*	10.000000	10.094375	0.94%	9,999
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.081964	11.360376	12.68%	1,491
2011	11.498770	10.081964	-12.32%	1,840
2010	9.097945	11.498770	26.39%	2,346
2009	6.616903	9.097945	37.50%	2,085
2008	11.139451	6.616903	-40.60%	1,472
2007	9.823392	11.139451	13.40%	1,472
2006*	10.000000	9.823392	-1.77%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.440539	11.174489	18.37%	851
2011	11.614303	9.440539	-18.72%	851
2010	10.467057	11.614303	10.96%	851
2009	8.430171	10.467057	24.16%	851
2008	15.293567	8.430171	-44.88%	851
2007	13.288820	15.293567	15.09%	851
2006	11.472699	13.288820	15.83%	2,393
2005	9.819415	11.472699	16.84%	5,047
2004	8.810945	9.819415	11.45%	5,248
2003	6.265330	8.810945	40.63%	5,248
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.602905	13.748661	18.49%	265
2011	14.287410	11.602905	-18.79%	265
2010	12.874153	14.287410	10.98%	265
2009	10.364556	12.874153	24.21%	4,786
2008	18.807164	10.364556	-44.89%	1,160
2007	16.339258	18.807164	15.10%	642
2006	14.105906	16.339258	15.83%	432
2005	12.077938	14.105906	16.79%	2,391
2004	10.836673	12.077938	11.45%	2,197
2003	7.703235	10.836673	40.68%	672

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.630580	15.764033	24.81%	0
2011	14.110221	12.630580	-10.49%	0
2010	11.362675	14.110221	24.18%	0
2009	7.351459	11.362675	54.56%	0
2008	15.333778	7.351459	-52.06%	0
2007	14.788293	15.333778	3.69%	0
2006	12.959498	14.788293	14.11%	0
2005	12.867635	12.959498	0.71%	1,355
2004	11.495520	12.867635	11.94%	5,078
2003	7.418650	11.495520	54.95%	2,970
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.552993	12.779929	10.62%	0
2011	11.490332	11.552993	0.55%	0
2010	10.384783	11.490332	10.65%	0
2009	7.798968	10.384783	33.16%	0
2008	11.290361	7.798968	-30.92%	201
2007	11.082100	11.290361	1.88%	1,175
2006*	10.000000	11.082100	10.82%	81
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.633078	11.198664	16.25%	1,622
2011	10.192590	9.633078	-5.49%	1,441
2010	8.094732	10.192590	25.92%	2,622
2009	6.382308	8.094732	26.83%	2,724
2008	9.703244	6.382308	-34.23%	1,441
2007	10.123035	9.703244	-4.15%	1,441
2006*	10.000000	10.123035	1.23%	156
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	0
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.095402	11.217518	11.12%	0
2011	12.217851	10.095402	-17.37%	0
2010	10.587356	12.217851	15.40%	0
2009	6.245187	10.587356	69.53%	0
2008	13.437955	6.245187	-53.53%	650
2007	10.633896	13.437955	26.37%	679
2006*	10.000000	10.633896	6.34%	131

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.033202	10.493809	16.17%	0
2011	10.298287	9.033202	-12.28%	0
2010	9.673673	10.298287	6.46%	844
2009	7.180141	9.673673	34.73%	2,224
2008	12.266862	7.180141	-41.47%	603
2007	10.821415	12.266862	13.36%	742
2006*	10.000000	10.821415	8.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.097969	17.058478	12.99%	9,185
2011	15.502730	15.097969	-2.61%	9,285
2010	13.802097	15.502730	12.32%	7,568
2009	11.842171	13.802097	16.55%	21,699
2008	11.354499	11.842171	4.29%	19,518
2007	10.414712	11.354499	9.02%	19,518
2006*	10.000000	10.414712	4.15%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.150694	11.302953	11.35%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.706928	-2.93%	654
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.093013	23.514093	17.03%	0
2011	22.049524	20.093013	-8.87%	0
2010	20.660999	22.049524	6.72%	0
2009	16.825408	20.660999	22.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.358639	10.166150	21.62%	13,091
2011	9.146474	8.358639	-8.61%	15,104
2010	8.747266	9.146474	4.56%	15,185
2009	6.100431	8.747266	43.39%	15,642
2008	11.155504	6.100431	-45.31%	16,012
2007	8.314866	11.155504	34.16%	18,330
2006	7.759494	8.314866	7.16%	35,348
2005	7.019832	7.759494	10.54%	48,421
2004	6.059662	7.019832	15.85%	67,063
2003	5.132236	6.059662	18.07%	70,868

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.226345	4.944817	17.00%	3,003
2011	4.711594	4.226345	-10.30%	3,192
2010	3.856916	4.711594	22.16%	3,192
2009	2.503305	3.856916	54.07%	3,192
2008	4.550037	2.503305	-44.98%	3,192
2007	3.807684	4.550037	19.50%	3,192
2006	3.595815	3.807684	5.89%	5,980
2005	3.282397	3.595815	9.55%	11,752
2004	3.323741	3.282397	-1.24%	13,518
2003	2.310691	3.323741	43.84%	13,518
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.837024	12.044112	11.14%	12,149
2011	16.309798	10.837024	-33.56%	10,206
2010	13.284886	16.309798	22.77%	12,044
2009	7.554689	13.284886	75.85%	12,484
2008	16.105099	7.554689	-53.09%	12,893
2007	12.812019	16.105099	25.70%	14,124
2006	8.897329	12.812019	44.00%	29,148
2005	6.866639	8.897329	29.57%	44,044
2004	5.891540	6.866639	16.55%	53,944
2003	4.459429	5.891540	32.11%	62,950
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.943047	16.481411	18.21%	0
2011	13.897772	13.943047	0.33%	0
2010	11.463604	13.897772	21.23%	0
2009	9.213885	11.463604	24.42%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.702176	14.454038	13.79%	5,629
2011	12.995137	12.702176	-2.25%	5,629
2010	11.898593	12.995137	9.22%	5,629
2009	9.895116	11.898593	20.25%	0
2008	14.982427	9.895116	-33.96%	146
2007	14.181624	14.982427	5.65%	198
2006	11.983493	14.181624	18.34%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.334130	11.764382	13.84%	550
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.519244	6.179610	11.96%	973
2011	5.659283	5.519244	-2.47%	0
2010	4.832753	5.659283	17.10%	0
2009	3.687157	4.832753	31.07%	1,933
2008	6.126045	3.687157	-39.81%	1,933
2007	5.218917	6.126045	17.38%	1,933
2006	5.005591	5.218917	4.26%	4,954
2005	4.785963	5.005591	4.59%	4,955
2004	4.506128	4.785963	6.21%	4,955
2003	3.456859	4.506128	30.35%	4,681
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.670505	15.392176	12.59%	2,757
2011	13.831129	13.670505	-1.16%	2,567
2010	12.413156	13.831129	11.42%	4,547
2009*	10.000000	12.413156	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.905519	11.255546	13.63%	2,335
2011	9.993847	9.905519	-0.88%	2,499
2010	9.085128	9.993847	10.00%	2,696
2009	7.496405	9.085128	21.19%	2,696
2008	10.870847	7.496405	-31.04%	6,450
2007	10.430613	10.870847	4.22%	7,411
2006*	10.000000	10.430613	4.31%	5,106
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.090766	11.431553	3.07%	864
2011	10.682066	11.090766	3.83%	422
2010	10.263054	10.682066	4.08%	422
2009	9.318922	10.263054	10.13%	422
2008	10.529215	9.318922	-11.49%	1,218
2007	10.412741	10.529215	1.12%	2,482
2006*	10.000000	10.412741	4.13%	1,122
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.811580	11.762560	19.88%	906
2011	11.016702	9.811580	-10.94%	346
2010	10.079451	11.016702	9.30%	346
2009	7.248531	10.079451	39.06%	559
2008	12.029430	7.248531	-39.74%	246
2007	10.712318	12.029430	12.30%	777
2006*	10.000000	10.712318	7.12%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.125578	10.520324	15.28%	417
2011	9.749596	9.125578	-6.40%	417
2010	8.399928	9.749596	16.07%	417
2009	6.163543	8.399928	36.28%	674
2008	11.251384	6.163543	-45.22%	376
2007	10.240314	11.251384	9.87%	442
2006*	10.000000	10.240314	2.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.981188	9.174469	14.95%	465
2011	8.313029	7.981188	-3.99%	465
2010	7.628096	8.313029	8.98%	465
2009	5.943759	7.628096	28.34%	751
2008	9.772893	5.943759	-39.18%	0
2007*	10.000000	9.772893	-2.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.899655	16.760602	12.49%	8,317
2011	14.614184	14.899655	1.95%	8,741
2010	13.151905	14.614184	11.12%	8,741
2009	9.173240	13.151905	43.37%	8,791
2008	12.972417	9.173240	-29.29%	10,650
2007	12.809951	12.972417	1.27%	10,703
2006	11.793567	12.809951	8.62%	13,907
2005	11.729931	11.793567	0.54%	14,054
2004	10.849470	11.729931	8.12%	16,899
2003	9.035786	10.849470	20.07%	21,913
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.148176	14.809936	12.64%	1,406
2011	12.897558	13.148176	1.94%	1,405
2010	11.606439	12.897558	11.12%	1,419
2009	8.090783	11.606439	43.45%	1,424
2008	11.458925	8.090783	-29.39%	1,697
2007	11.311733	11.458925	1.30%	2,038
2006	10.414642	11.311733	8.61%	1,842
2005*	10.000000	10.414642	4.15%	1,724
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.508124	9.897285	16.33%	502
2011	8.870012	8.508124	-4.08%	502
2010	7.801926	8.870012	13.69%	502
2009	6.180472	7.801926	26.24%	502
2008	9.989081	6.180472	-38.13%	502
2007	10.403832	9.989081	-3.99%	502
2006	9.140181	10.403832	13.83%	628
2005	8.928052	9.140181	2.38%	502
2004	7.737628	8.928052	15.38%	0
2003	5.994918	7.737628	29.07%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.577427	8.701337	14.83%	1,044
2011	8.730443	7.577427	-13.21%	1,052
2010	7.690153	8.730443	13.53%	1,670
2009	5.119697	7.690153	50.21%	1,788
2008*	10.000000	5.119697	-48.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.097256	9.960342	9.49%	0
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
2009	6.103762	7.884037	29.17%	0
2008*	10.000000	6.103762	-38.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
2008*	10.000000	7.529554	-24.70%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.551242	12.222319	5.81%	1,183
2011	11.034660	11.551242	4.68%	0
2010	10.496231	11.034660	5.13%	0
2009	9.825497	10.496231	6.83%	0
2008*	10.000000	9.825497	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.707917	21.533383	15.10%	0
2011	24.541606	18.707917	-23.77%	0
2010	21.511405	24.541606	14.09%	0
2009	13.413179	21.511405	60.38%	0
2008	32.340229	13.413179	-58.52%	0
2007	22.623937	32.340229	42.95%	0
2006	16.850212	22.623937	34.26%	3,481
2005	12.936008	16.850212	30.26%	3,481
2004	10.909929	12.936008	18.57%	3,481
2003	6.722291	10.909929	62.29%	3,481
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.792330	23.936316	15.12%	125
2011	27.282166	20.792330	-23.79%	114
2010	23.905561	27.282166	14.12%	94
2009	14.890464	23.905561	60.54%	96
2008	35.959778	14.890464	-58.59%	405
2007	25.161330	35.959778	42.92%	331
2006	18.750120	25.161330	34.19%	573
2005	14.392651	18.750120	30.28%	1,382
2004	12.137097	14.392651	18.58%	612
2003	7.480416	12.137097	62.25%	160

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.692945	15.880835	1.20%	7,223
2011	14.898852	15.692945	5.33%	7,951
2010	14.479540	14.898852	2.90%	12,276
2009	14.358898	14.479540	0.84%	12,447
2008	13.574184	14.358898	5.78%	12,694
2007	12.900827	13.574184	5.22%	12,743
2006	12.711905	12.900827	1.49%	14,211
2005	12.535180	12.711905	1.41%	17,587
2004	12.361690	12.535180	1.40%	24,804
2003	12.341436	12.361690	0.16%	41,942
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.958646	11.305310	13.52%	2,333
2011	11.238291	9.958646	-11.39%	2,496
2010	10.101526	11.238291	11.25%	0
2009	7.929776	10.101526	27.39%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.010476	18.170721	13.49%	739
2011	18.067679	16.010476	-11.39%	785
2010	16.243106	18.067679	11.23%	1,409
2009	12.755954	16.243106	27.34%	1,451
2008	24.073648	12.755954	-47.01%	1,119
2007	19.282275	24.073648	24.85%	1,166
2006	14.768312	19.282275	30.57%	380
2005	11.552260	14.768312	27.84%	557
2004	10.287431	11.552260	12.29%	0
2003	7.740771	10.287431	32.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
2007	10.831580	11.634112	7.41%	120
2006*	10.000000	10.831580	8.32%	125
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.368585	14.076979	13.81%	6,481
2011	13.110280	12.368585	-5.66%	6,481
2010	11.646645	13.110280	12.57%	6,481
2009	9.323591	11.646645	24.92%	6,481
2008	15.033743	9.323591	-37.98%	6,481
2007	14.449858	15.033743	4.04%	5,696
2006	12.590217	14.449858	14.77%	5,696
2005	11.878188	12.590217	5.99%	5,696
2004	10.607956	11.878188	11.97%	5,696
2003	8.191707	10.607956	29.50%	7,202

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.238415	12.639579	3.28%	1,523
2011	12.107364	12.238415	1.08%	1,692
2010	11.643153	12.107364	3.99%	1,702
2009	10.869146	11.643153	7.12%	1,712
2008	11.777759	10.869146	-7.71%	1,722
2007	11.382309	11.777759	3.47%	10,067
2006	10.917407	11.382309	4.26%	1,744
2005	10.761107	10.917407	1.45%	1,754
2004	10.471187	10.761107	2.77%	23,889
2003	9.881785	10.471187	5.96%	23,900
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.618607	13.730648	8.81%	93,660
2011	12.854611	12.618607	-1.84%	97,080
2010	11.802072	12.854611	8.92%	104,957
2009	10.088008	11.802072	16.99%	117,340
2008	13.375677	10.088008	-24.58%	122,365
2007	12.892538	13.375677	3.75%	158,083
2006	11.789697	12.892538	9.35%	74,448
2005	11.396138	11.789697	3.45%	42,911
2004	10.594686	11.396138	7.56%	36,437
2003	8.986775	10.594686	17.89%	31,801
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.634880	14.114159	11.71%	20,769
2011	13.145555	12.634880	-3.88%	25,001
2010	11.863738	13.145555	10.80%	29,155
2009	9.712156	11.863738	22.15%	30,217
2008	14.415677	9.712156	-32.63%	53,027
2007	13.830716	14.415677	4.23%	50,159
2006	12.295645	13.830716	12.48%	44,271
2005	11.693395	12.295645	5.15%	31,179
2004	10.623053	11.693395	10.08%	14,180
2003	8.541750	10.623053	24.37%	7,920

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.680847	13.453194	6.09%	14,681
2011	12.651820	12.680847	0.23%	16,955
2010	11.872501	12.651820	6.56%	19,317
2009	10.553393	11.872501	12.50%	11,881
2008	12.650005	10.553393	-16.57%	11,900
2007	12.170043	12.650005	3.94%	12,180
2006	11.429780	12.170043	6.48%	33,537
2005	11.139003	11.429780	2.61%	21,945
2004	10.585351	11.139003	5.23%	1,163
2003	9.480584	10.585351	11.65%	1,485
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.235540	15.425288	16.54%	28,967
2011	13.785567	13.235540	-3.99%	31,322
2010	12.902691	13.785567	6.84%	35,532
2009*	10.000000	12.902691	29.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.548751	22.550232	15.35%	3,742
2011	20.426087	19.548751	-4.30%	3,742
2010	16.481668	20.426087	23.93%	3,742
2009	12.272830	16.481668	34.29%	3,742
2008	19.670901	12.272830	-37.61%	3,886
2007	18.625430	19.670901	5.61%	3,864
2006	17.259099	18.625430	7.92%	5,044
2005	15.677646	17.259099	10.09%	9,632
2004	13.794761	15.677646	13.65%	12,898
2003	10.432365	13.794761	32.23%	12,275
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.624795	10.433032	-1.80%	23,896
2011	10.819000	10.624795	-1.80%	26,378
2010	11.017294	10.819000	-1.80%	38,938
2009	11.214533	11.017294	-1.76%	46,504
2008	11.190282	11.214533	0.22%	79,178
2007	10.875311	11.190282	2.90%	57,729
2006	10.594160	10.875311	2.65%	27,926
2005	10.507467	10.594160	0.83%	28,823
2004	10.613949	10.507467	-1.00%	21,310
2003	10.741301	10.613949	-1.19%	50,413

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.089351	16.632177	10.22%	5,779
2011	14.557591	15.089351	3.65%	5,917
2010	13.405083	14.557591	8.60%	6,245
2009	10.975002	13.405083	22.14%	6,219
2008	13.512748	10.975002	-18.78%	6,303
2007	13.153432	13.512748	2.73%	7,462
2006	12.775749	13.153432	2.96%	5,517
2005	12.731721	12.775749	0.35%	5,157
2004	12.169900	12.731721	4.62%	6,185
2003	11.053628	12.169900	10.10%	6,360
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.102317	9.211608	13.69%	9,118
2011	9.103248	8.102317	-11.00%	8,860
2010	8.128943	9.103248	11.99%	8,684
2009	6.066225	8.128943	34.00%	8,717
2008*	10.000000	6.066225	-39.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.551092	14.448873	15.12%	5,689
2011	15.236010	12.551092	-17.62%	6,588
2010	14.621346	15.236010	4.20%	3,202
2009	11.467656	14.621346	27.50%	3,367
2008	21.760856	11.467656	-47.30%	3,403
2007	21.530815	21.760856	1.07%	3,596
2006	17.861451	21.530815	20.54%	707
2005	16.231410	17.861451	10.04%	730
2004	13.744111	16.231410	18.10%	0
2003*	10.000000	13.744111	37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.666770	9.902284	14.26%	7,224
2011	9.089459	8.666770	-4.65%	7,216
2010	8.013096	9.089459	13.43%	7,759
2009	6.287665	8.013096	27.44%	5,570
2008*	10.000000	6.287665	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.607030	11.113877	15.68%	427
2011	10.388474	9.607030	-7.52%	427
2010*	10.000000	10.388474	3.88%	863
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0
2008*	10.000000	6.271938	-37.28%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.070938	10.234825	12.83%	477
2011	9.644813	9.070938	-5.95%	477
2010	7.744457	9.644813	24.54%	477
2009	6.203827	7.744457	24.83%	477
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.981908	10.111494	12.58%	237
2011	9.572291	8.981908	-6.17%	390
2010	7.707532	9.572291	24.19%	1,131
2009	6.194427	7.707532	24.43%	1,140
2008*	10.000000	6.194427	-38.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.639322	11.012612	14.25%	2,007
2011	10.048939	9.639322	-4.08%	2,007
2010	8.553700	10.048939	17.48%	2,007
2009	6.676263	8.553700	28.12%	2,023
2008*	10.000000	6.676263	-33.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.889228	14.357465	11.39%	8,565
2011	13.210669	12.889228	-2.43%	7,125
2010	10.723635	13.210669	23.19%	7,142
2009	8.567481	10.723635	25.17%	7,173
2008	16.283784	8.567481	-47.39%	7,302
2007	15.110570	16.283784	7.76%	8,973
2006	14.908742	15.110570	1.35%	9,775
2005	14.044827	14.908742	6.15%	10,564
2004	12.610421	14.044827	11.37%	12,596
2003	9.564082	12.610421	31.85%	13,687
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.816920	24.620722	18.27%	3,013
2011	22.330013	20.816920	-6.78%	3,175
2010	17.960595	22.330013	24.33%	3,190
2009	14.491008	17.960595	23.94%	4,224
2008	21.750368	14.491008	-33.38%	4,324
2007	23.791636	21.750368	-8.58%	5,773
2006	20.654581	23.791636	15.19%	8,663
2005	20.405024	20.654581	1.22%	9,047
2004	17.714566	20.405024	15.19%	14,187
2003	11.500284	17.714566	54.04%	11,054

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	20.264830	22.984150	13.42%	4,540
2011	21.850232	20.264830	-7.26%	5,294
2010	17.754900	21.850232	23.07%	5,302
2009	13.422488	17.754900	32.28%	5,506
2008	22.114229	13.422488	-39.30%	5,589
2007	22.051693	22.114229	0.28%	8,425
2006	20.042046	22.051693	10.03%	8,517
2005	18.170195	20.042046	10.30%	8,529
2004	15.545919	18.170195	16.88%	13,382
2003	11.226240	15.545919	38.48%	11,761
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.773510	9.839840	12.15%	2,155
2011	8.886996	8.773510	-1.28%	2,155
2010	7.976905	8.886996	11.41%	2,155
2009	6.441991	7.976905	23.83%	2,229
2008	11.224821	6.441991	-42.61%	2,229
2007	10.567157	11.224821	6.22%	3,579
2006	9.469764	10.567157	11.59%	6,252
2005	8.974942	9.469764	5.51%	6,289
2004	8.327394	8.974942	7.78%	6,275
2003	6.650221	8.327394	25.22%	6,299
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.582558	10.895179	13.70%	11,481
2011	9.162198	9.582558	4.59%	11,897
2010	7.166841	9.162198	27.84%	13,587
2009	5.578250	7.166841	28.48%	18,895
2008*	10.000000	5.578250	-44.22%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.977287	10.248431	2.72%	0
2011	10.130421	9.977287	-1.51%	0
2010	9.798254	10.130421	3.39%	0
2009	8.804455	9.798254	11.29%	0
2008	10.356657	8.804455	-14.99%	0
2007	10.067167	10.356657	2.88%	0
2006	9.837808	10.067167	2.33%	4,479
2005	9.875108	9.837808	-0.38%	4,479
2004	9.978359	9.875108	-1.03%	4,479
2003*	10.000000	9.978359	-0.22%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.145825	11.910209	6.86%	0
2011	11.471366	11.145825	-2.84%	0
2010	9.766186	11.471366	17.46%	0
2009	8.101737	9.766186	20.54%	0
2008	13.631259	8.101737	-40.57%	0
2007	13.811409	13.631259	-1.30%	0
2006	13.362127	13.811409	3.36%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.272521	13.374261	8.98%	0
2011	12.894234	12.272521	-4.82%	0
2010	10.687698	12.894234	20.65%	0
2009	8.281138	10.687698	29.06%	0
2008	13.926091	8.281138	-40.54%	0
2007	13.179347	13.926091	5.67%	0
2006	11.802919	13.179347	11.66%	0
2005	11.247371	11.802919	4.94%	0
2004*	10.000000	11.247371	12.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	9.159084	10.473063	14.35%	1,699
2011	9.225538	9.159084	-0.72%	1,405
2010	7.370223	9.225538	25.17%	2,150
2009	5.659790	7.370223	30.22%	2,150
2008	11.316465	5.659790	-49.99%	2,150
2007	10.838690	11.316465	4.41%	3,319
2006	10.720007	10.838690	1.11%	6,491
2005	9.717936	10.720007	10.31%	14,514
2004	8.262040	9.717936	17.62%	17,099
2003	6.699002	8.262040	23.33%	15,280

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.589818	22.129261	19.04%	2,217
2011	20.636366	18.589818	-9.92%	1,374
2010	18.119752	20.636366	13.89%	1,374
2009	13.208510	18.119752	37.18%	1,465
2008	22.491279	13.208510	-41.27%	1,487
2007	21.540637	22.491279	4.41%	4,452
2006	18.637621	21.540637	15.58%	6,228
2005	16.598363	18.637621	12.29%	6,197
2004	14.180467	16.598363	17.05%	8,150
2003*	10.000000	14.180467	41.80%	5,857
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.527041	13.726126	19.08%	15,959
2011	12.799061	11.527041	-9.94%	18,036
2010	11.239137	12.799061	13.88%	18,165
2009	8.188452	11.239137	37.26%	18,391
2008	13.941855	8.188452	-41.27%	18,513
2007	13.354899	13.941855	4.40%	19,309
2006	11.554717	13.354899	15.58%	39,581
2005	10.293133	11.554717	12.26%	52,761
2004	8.796101	10.293133	17.02%	57,470
2003	6.262817	8.796101	40.45%	61,614
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.146260	1.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.331727	10.709396	14.76%	10,271
2011	9.503789	9.331727	-1.81%	12,318
2010	8.335233	9.503789	14.02%	12,442
2009	6.616510	8.335233	25.98%	14,397
2008	10.950812	6.616510	-39.58%	14,637
2007	10.680162	10.950812	2.53%	16,098
2006	9.454762	10.680162	12.96%	33,490
2005	9.084631	9.454762	4.07%	42,008
2004	8.451640	9.084631	7.49%	56,400
2003	6.791724	8.451640	24.44%	57,841
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.260742	10.729376	15.86%	0
2011	9.643515	9.260742	-3.97%	0
2010	7.957552	9.643515	21.19%	1,209
2009	5.906497	7.957552	34.73%	1,344
2008	9.674984	5.906497	-38.95%	0
2007	9.973994	9.674984	-3.00%	128
2006*	10.000000	9.973994	-0.26%	135

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.181746	11.611314	3.84%	15,288
2011	11.272539	11.181746	-0.81%	15,131
2010	10.913226	11.272539	3.29%	21,006
2009*	10.000000	10.913226	9.13%	6,868
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.134135	11.965367	7.47%	0
2011	10.731570	11.134135	3.75%	968
2010	10.199504	10.731570	5.22%	968
2009	9.472787	10.199504	7.67%	968
2008	10.742730	9.472787	-11.82%	968
2007	10.374930	10.742730	3.55%	968
2006*	10.000000	10.374930	3.75%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	29.265733	33.899440	15.83%	0
2011	27.842587	29.265733	5.11%	0
2010	25.835133	27.842587	7.77%	0
2009	20.204745	25.835133	27.87%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	24.162755	30.799519	27.47%	1,379
2011	33.133041	24.162755	-27.07%	182
2010	26.600130	33.133041	24.56%	182
2009	12.706367	26.600130	109.34%	1,153
2008	36.740680	12.706367	-65.42%	1,153
2007	27.189894	36.740680	35.13%	1,153
2006	19.848229	27.189894	36.99%	1,153
2005	15.311576	19.848229	29.63%	1,152
2004	12.385431	15.311576	23.63%	1,159
2003	8.179648	12.385431	51.42%	6,480

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	35.197643	35.732822	1.52%	3,649
2011	42.899206	35.197643	-17.95%	0
2010	33.802479	42.899206	26.91%	0
2009	21.850504	33.802479	54.70%	0
2008	41.303184	21.850504	-47.10%	0
2007	28.938622	41.303184	42.73%	0
2006	23.670159	28.938622	22.26%	228
2005	15.891131	23.670159	48.95%	1,663
2004	13.026159	15.891131	21.99%	1,663
2003	9.161589	13.026159	42.18%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.607335	-3.93%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.212509	16.113805	5.92%	0
2011	16.237206	15.212509	-6.31%	0
2010	13.042699	16.237206	24.49%	0
2009*	10.000000	13.042699	30.43%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.316504	17.808888	16.27%	0
2011	17.077086	15.316504	-10.31%	0
2010	13.744163	17.077086	24.25%	0
2009	9.815977	13.744163	40.02%	0
2008	15.565714	9.815977	-36.94%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.373645	14.095090	5.39%	5,810
2011	12.192913	13.373645	9.68%	5,702
2010	11.817719	12.192913	3.17%	5,332
2009	10.924545	11.817719	8.18%	0
2008	11.310137	10.924545	-3.41%	0
2007	10.525212	11.310137	7.46%	0
2006	10.555501	10.525212	-0.29%	0
2005	10.588445	10.555501	-0.31%	445
2004	10.195584	10.588445	3.85%	394
2003*	10.000000	10.195584	1.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.347985	10.527407	12.62%	670
2011	9.236366	9.347985	1.21%	1,735
2010	8.244060	9.236366	12.04%	1,757
2009	7.112360	8.244060	15.91%	5,045
2008	11.078262	7.112360	-35.80%	6,939
2007	11.295856	11.078262	-1.93%	7,932
2006	9.828663	11.295856	14.93%	8,128
2005	9.570180	9.828663	2.70%	10,304
2004	8.629328	9.570180	10.90%	15,215
2003	6.796758	8.629328	26.96%	20,775
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.411788	13.028959	14.17%	133
2011	11.707662	11.411788	-2.53%	139
2010	10.002340	11.707662	17.05%	145
2009	7.842445	10.002340	27.54%	151
2008	10.562111	7.842445	-25.75%	156
2007	11.016278	10.562111	-4.12%	167
2006*	10.000000	11.016278	10.16%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.334303	16.283173	13.60%	0
2011	14.522217	14.334303	-1.29%	0
2010	11.758756	14.522217	23.50%	0
2009	9.582316	11.758756	22.71%	765
2008	14.132023	9.582316	-32.19%	792
2007	14.494829	14.132023	-2.50%	735
2006	12.907223	14.494829	12.30%	897
2005	12.262762	12.907223	5.26%	6,305
2004	10.250496	12.262762	19.63%	4,905
2003	7.579801	10.250496	35.23%	7,672
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.691798	8.453173	9.90%	545
2011	7.766478	7.691798	-0.96%	545
2010	6.891696	7.766478	12.69%	545
2009	5.249563	6.891696	31.28%	545
2008	8.156561	5.249563	-35.64%	545
2007	7.710805	8.156561	5.78%	545
2006	7.193852	7.710805	7.19%	774
2005	7.073307	7.193852	1.70%	789
2004	6.785209	7.073307	4.25%	1,207
2003	5.486341	6.785209	23.67%	3,404
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.952189	10.168970	13.59%	1,118
2011	8.952472	8.952189	0.00%	5,701
2010	7.942550	8.952472	12.72%	5,758
2009	6.405432	7.942550	24.00%	6,168
2008	10.382725	6.405432	-38.31%	7,669
2007	10.051278	10.382725	3.30%	9,512
2006	8.866104	10.051278	13.37%	54,069
2005	8.627936	8.866104	2.76%	55,631
2004	7.945117	8.627936	8.59%	62,831
2003	6.306075	7.945117	25.99%	197,523
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.980229	11.900685	8.38%	0
2011	10.261897	10.980229	7.00%	0
2010	9.066422	10.261897	13.19%	0
2009	7.537015	9.066422	20.29%	67
2008	10.900493	7.537015	-30.86%	67
2007	10.367598	10.900493	5.14%	759
2006	9.068240	10.367598	14.33%	904
2005	8.851164	9.068240	2.45%	1,247
2004	8.584782	8.851164	3.10%	2,622
2003	7.218359	8.584782	18.93%	4,912

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.178046	16.344825	7.69%	1,648
2011	15.119760	15.178046	0.39%	1,659
2010	14.197285	15.119760	6.50%	13,988
2009	12.010447	14.197285	18.21%	17,988
2008	13.198743	12.010447	-9.00%	20,032
2007	12.761809	13.198743	3.42%	23,334
2006	12.483117	12.761809	2.23%	25,991
2005	12.554867	12.483117	-0.57%	26,857
2004	12.344640	12.554867	1.70%	33,837
2003	12.018959	12.344640	2.71%	36,720
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.837763	11.879759	9.61%	0
2011	11.073066	10.837763	-2.13%	0
2010	10.007057	11.073066	10.65%	0
2009	8.212187	10.007057	21.86%	0
2008	11.167536	8.212187	-26.46%	0
2007	10.473636	11.167536	6.63%	0
2006*	10.000000	10.473636	4.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.330906	11.476534	11.09%	0
2011	10.644945	10.330906	-2.95%	0
2010	9.470323	10.644945	12.40%	0
2009	7.492699	9.470323	26.39%	0
2008	11.345419	7.492699	-33.96%	0
2007	10.493549	11.345419	8.12%	0
2006*	10.000000	10.493549	4.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.780500	11.085319	13.34%	0
2011	10.240581	9.780500	-4.49%	0
2010	8.994380	10.240581	13.86%	0
2009	6.973800	8.994380	28.97%	0
2008	11.474582	6.973800	-39.22%	0
2007	10.513625	11.474582	9.14%	0
2006*	10.000000	10.513625	5.14%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.418631	9.681615	2.79%	1,627
2011	10.122138	9.418631	-6.95%	1,627
2010	8.654783	10.122138	16.95%	2,045
2009	5.975291	8.654783	44.84%	3,345
2008	13.352825	5.975291	-55.25%	2,927
2007	9.341954	13.352825	42.93%	3,164
2006*	10.000000	9.341954	-6.58%	1,627

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.245970	11.784411	15.02%	2,206
2011	10.349822	10.245970	-1.00%	2,228
2010	9.162336	10.349822	12.96%	1,946
2009	7.179087	9.162336	27.63%	2,625
2008	12.766716	7.179087	-43.77%	6,239
2007	12.826841	12.766716	-0.47%	10,808
2006	10.882666	12.826841	17.86%	20,478
2005	10.483561	10.882666	3.81%	39,568
2004	9.589583	10.483561	9.32%	40,105
2003	7.502801	9.589583	27.81%	47,884
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.281449	9.310151	12.42%	2,756
2011	8.425317	8.281449	-1.71%	7,655
2010	6.919392	8.425317	21.76%	7,683
2009	5.501308	6.919392	25.78%	8,423
2008	10.622879	5.501308	-48.21%	9,643
2007	8.531643	10.622879	24.51%	9,330
2006	8.143786	8.531643	4.76%	10,287
2005	7.851401	8.143786	3.72%	12,718
2004	7.746584	7.851401	1.35%	15,679
2003	5.943919	7.746584	30.33%	24,584
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.306392	12.672034	12.08%	0
2011	11.083838	11.306392	2.01%	0
2010	9.924303	11.083838	11.68%	0
2009	7.032682	9.924303	41.12%	0
2008	9.561872	7.032682	-26.45%	0
2007	9.490940	9.561872	0.75%	198
2006	8.697158	9.490940	9.13%	864
2005	8.642570	8.697158	0.63%	2,616
2004	8.043859	8.642570	7.44%	5,539
2003	6.454537	8.043859	24.62%	11,692
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.564703	12.950575	11.98%	465
2011	11.329502	11.564703	2.08%	496
2010	10.155482	11.329502	11.56%	585
2009	7.188666	10.155482	41.27%	2,107
2008	9.762868	7.188666	-26.37%	2,208
2007*	10.000000	9.762868	-2.37%	2,961

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.983968	13.478330	3.81%	497
2011	12.338579	12.983968	5.23%	383
2010	11.674567	12.338579	5.69%	748
2009	10.282839	11.674567	13.53%	748
2008	10.839265	10.282839	-5.13%	0
2007	10.598317	10.839265	2.27%	0
2006	10.352376	10.598317	2.38%	0
2005	10.332038	10.352376	0.20%	88
2004	10.090942	10.332038	2.39%	0
2003*	10.000000	10.090942	0.91%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.052896	11.321841	12.62%	0
2011	11.471455	10.052896	-12.37%	0
2010	9.080948	11.471455	26.32%	0
2009	6.607911	9.080948	37.43%	4,221
2008	11.129989	6.607911	-40.63%	4,221
2007	9.820078	11.129989	13.34%	2,169
2006*	10.000000	9.820078	-1.80%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.379842	11.096977	18.31%	0
2011	11.545522	9.379842	-18.76%	0
2010	10.410369	11.545522	10.90%	0
2009	8.388788	10.410369	24.10%	0
2008	15.226259	8.388788	-44.91%	0
2007	13.237106	15.226259	15.03%	0
2006	11.433861	13.237106	15.77%	0
2005	9.791143	11.433861	16.78%	0
2004	8.790049	9.791143	11.39%	0
2003	6.253645	8.790049	40.56%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.545901	13.674132	18.43%	232
2011	14.224464	11.545901	-18.83%	240
2010	12.823953	14.224464	10.92%	2,924
2009	10.329405	12.823953	24.15%	3,542
2008	18.752944	10.329405	-44.92%	3,561
2007	16.300494	18.752944	15.05%	3,347
2006	14.079590	16.300494	15.77%	3,406
2005	12.061524	14.079590	16.73%	2,688
2004	10.827465	12.061524	11.40%	2,688
2003	7.700598	10.827465	40.61%	6,240

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.568597	15.678678	24.74%	717
2011	14.048115	12.568597	-10.53%	746
2010	11.318404	14.048115	24.12%	770
2009	7.326550	11.318404	54.48%	800
2008	15.289625	7.326550	-52.08%	852
2007	14.753265	15.289625	3.64%	758
2006	12.935368	14.753265	14.05%	891
2005	12.850199	12.935368	0.66%	2,209
2004	11.485789	12.850199	11.88%	2,135
2003	7.416124	11.485789	54.88%	2,217
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.519704	12.736606	10.56%	3,158
2011	11.463051	11.519704	0.49%	3,158
2010	10.365402	11.463051	10.59%	3,719
2009	7.788371	10.365402	33.09%	3,719
2008	11.280782	7.788371	-30.96%	3,879
2007	11.078363	11.280782	1.83%	27,720
2006*	10.000000	11.078363	10.78%	3,589
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.605346	11.160735	16.19%	387
2011	10.168416	9.605346	-5.54%	403
2010	8.079637	10.168416	25.85%	423
2009	6.373639	8.079637	26.77%	440
2008	9.695006	6.373639	-34.26%	454
2007	10.119630	9.695006	-4.20%	487
2006*	10.000000	10.119630	1.20%	2,700
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.066293	11.179473	11.06%	0
2011	12.188834	10.066293	-17.41%	0
2010	10.567577	12.188834	15.34%	0
2009	6.236698	10.567577	69.44%	0
2008	13.426545	6.236698	-53.55%	0
2007	10.630304	13.426545	26.30%	0
2006*	10.000000	10.630304	6.30%	2,266

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.007168	10.458224	16.11%	0
2011	10.273825	9.007168	-12.33%	0
2010	9.655608	10.273825	6.40%	0
2009	7.170387	9.655608	34.66%	0
2008	12.256440	7.170387	-41.50%	0
2007	10.817756	12.256440	13.30%	0
2006*	10.000000	10.817756	8.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.054500	17.000689	12.93%	2,504
2011	15.465951	15.054500	-2.66%	2,514
2010	13.776354	15.465951	12.26%	3,217
2009	11.826102	13.776354	16.49%	7,055
2008	11.344857	11.826102	4.24%	7,063
2007	10.411202	11.344857	8.97%	7,082
2006*	10.000000	10.411202	4.11%	2,274
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.100863	11.241710	11.29%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.703580	-2.96%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.980000	23.369911	16.97%	1,087
2011	21.936664	19.980000	-8.92%	1,087
2010	20.565724	21.936664	6.67%	2,314
2009	16.756337	20.565724	22.73%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.308016	10.099435	21.56%	959
2011	9.095713	8.308016	-8.66%	959
2010	8.703155	9.095713	4.51%	959
2009	6.072758	8.703155	43.31%	959
2008	11.110577	6.072758	-45.34%	2,616
2007	8.285621	11.110577	34.09%	5,944
2006	7.736129	8.285621	7.10%	6,657
2005	7.002249	7.736129	10.48%	7,591
2004	6.047553	7.002249	15.79%	8,700
2003	5.124576	6.047553	18.01%	13,315

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.200773	4.912389	16.94%	0
2011	4.685473	4.200773	-10.34%	0
2010	3.837489	4.685473	22.10%	0
2009	2.491965	3.837489	53.99%	0
2008	4.531733	2.491965	-45.01%	0
2007	3.794312	4.531733	19.43%	0
2006	3.584998	3.794312	5.84%	0
2005	3.274176	3.584998	9.49%	1,639
2004	3.317116	3.274176	-1.29%	3,794
2003	2.307249	3.317116	43.77%	3,794
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.771388	11.965049	11.08%	0
2011	16.219259	10.771388	-33.59%	0
2010	13.217861	16.219259	22.71%	0
2009	7.520395	13.217861	75.76%	0
2008	16.040187	7.520395	-53.12%	0
2007	12.766913	16.040187	25.64%	0
2006	8.870508	12.766913	43.93%	0
2005	6.849407	8.870508	29.51%	0
2004	5.879751	6.849407	16.49%	0
2003	4.452769	5.879751	32.05%	2,653
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.888783	16.408890	18.14%	0
2011	13.850731	13.888783	0.27%	0
2010	11.430608	13.850731	21.17%	0
2009	9.192039	11.430608	24.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.639802	14.375720	13.73%	0
2011	12.937903	12.639802	-2.30%	0
2010	11.852225	12.937903	9.16%	0
2009	9.861580	11.852225	20.19%	0
2008	14.939269	9.861580	-33.99%	0
2007	14.148020	14.939269	5.59%	0
2006	11.961171	14.148020	18.28%	273
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.325388	11.748430	13.78%	0
2011	10.709979	10.325388	-3.59%	0
2010*	10.000000	10.709979	7.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.483718	6.136711	11.91%	0
2011	5.625714	5.483718	-2.52%	0
2010	4.806528	5.625714	17.04%	0
2009	3.669030	4.806528	31.00%	0
2008	6.099045	3.669030	-39.84%	0
2007	5.198573	6.099045	17.32%	0
2006	4.988617	5.198573	4.21%	0
2005	4.772161	4.988617	4.54%	0
2004	4.495423	4.772161	6.16%	0
2003	3.450405	4.495423	30.29%	13,560
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.651975	15.363466	12.54%	4,926
2011	13.819402	13.651975	-1.21%	5,012
2010	12.408940	13.819402	11.37%	5,126
2009*	10.000000	12.408940	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.876964	11.217368	13.57%	3,829
2011	9.970101	9.876964	-0.93%	3,829
2010	9.068158	9.970101	9.95%	3,829
2009	7.486222	9.068158	21.13%	3,829
2008	10.861614	7.486222	-31.08%	3,829
2007	10.427094	10.861614	4.17%	3,829
2006*	10.000000	10.427094	4.27%	3,829
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.058827	11.392820	3.02%	0
2011	10.656705	11.058827	3.77%	0
2010	10.243901	10.656705	4.03%	0
2009	9.306266	10.243901	10.08%	2,788
2008	10.520262	9.306266	-11.54%	2,788
2007	10.409221	10.520262	1.07%	2,767
2006*	10.000000	10.409221	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.783291	11.722659	19.82%	236
2011	10.990536	9.783291	-10.98%	372
2010	10.060622	10.990536	9.24%	233
2009	7.238672	10.060622	38.98%	3,801
2008	12.019214	7.238672	-39.77%	4,041
2007	10.708700	12.019214	12.24%	7,674
2006*	10.000000	10.708700	7.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.099247	10.484616	15.23%	258
2011	9.726409	9.099247	-6.45%	406
2010	8.384221	9.726409	16.01%	278
2009	6.155155	8.384221	36.21%	278
2008	11.241811	6.155155	-45.25%	486
2007	10.236847	11.241811	9.82%	3,623
2006*	10.000000	10.236847	2.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0
2010	7.617747	8.297526	8.92%	0
2009	5.938710	7.617747	28.27%	0
2008	9.769577	5.938710	-39.21%	0
2007*	10.000000	9.769577	-2.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.803919	16.644411	12.43%	0
2011	14.527662	14.803919	1.90%	0
2010	13.080698	14.527662	11.06%	0
2009	9.128208	13.080698	43.30%	0
2008	12.915318	9.128208	-29.32%	0
2007	12.760089	12.915318	1.22%	0
2006	11.753622	12.760089	8.56%	2,943
2005	11.696138	11.753622	0.49%	10,704
2004	10.823716	11.696138	8.06%	14,822
2003	9.018929	10.823716	20.01%	13,462
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.103626	14.752224	12.58%	0
2011	12.860404	13.103626	1.89%	0
2010	11.578896	12.860404	11.07%	1,284
2009	8.075684	11.578896	43.38%	1,284
2008	11.443376	8.075684	-29.43%	1,370
2007	11.302178	11.443376	1.25%	1,645
2006	10.411135	11.302178	8.56%	1,633
2005*	10.000000	10.411135	4.11%	1,648
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.453447	9.828666	16.27%	447
2011	8.817508	8.453447	-4.13%	474
2010	7.759693	8.817508	13.63%	510
2009	6.150147	7.759693	26.17%	543
2008	9.945144	6.150147	-38.16%	572
2007	10.363376	9.945144	-4.04%	1,543
2006	9.109262	10.363376	13.77%	3,737
2005	8.902367	9.109262	2.32%	1,714
2004	7.719293	8.902367	15.33%	2,003
2003	5.983746	7.719293	29.00%	3,656

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.563278	8.680666	14.77%	358
2011	8.718588	7.563278	-13.25%	374
2010	7.683622	8.718588	13.47%	4,504
2009	5.117943	7.683622	50.13%	4,502
2008*	10.000000	5.117943	-48.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.080293	9.936702	9.43%	0
2011	9.554930	9.080293	-4.97%	0
2010	7.877335	9.554930	21.30%	0
2009	6.101676	7.877335	29.10%	0
2008*	10.000000	6.101676	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
2010	8.738475	9.639496	10.31%	0
2009	7.170498	8.738475	21.87%	0
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
2010	9.009172	9.848044	9.31%	0
2009	7.526994	9.009172	19.69%	0
2008*	10.000000	7.526994	-24.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.004897	10.805629	8.00%	5,583
2011	10.220701	10.004897	-2.11%	5,926
2010	9.550512	10.220701	7.02%	6,279
2009	8.268590	9.550512	15.50%	6,648
2008*	10.000000	8.268590	-17.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.529708	12.193302	5.76%	0
2011	11.019685	11.529708	4.63%	0
2010	10.487319	11.019685	5.08%	0
2009	9.822155	10.487319	6.77%	0
2008*	10.000000	9.822155	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.601181	21.399607	15.04%	0
2011	24.414007	18.601181	-23.81%	0
2010	21.410437	24.414007	14.03%	0
2009	13.357013	21.410437	60.29%	0
2008	32.221287	13.357013	-58.55%	0
2007	22.552260	32.221287	42.87%	0
2006	16.805347	22.552260	34.20%	0
2005	12.908099	16.805347	30.19%	0
2004	10.891929	12.908099	18.51%	0
2003	6.714603	10.891929	62.21%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.690196	23.806583	15.06%	248
2011	27.161972	20.690196	-23.83%	248
2010	23.812346	27.161972	14.07%	1,637
2009	14.839949	23.812346	60.46%	3,023
2008	35.856138	14.839949	-58.61%	3,023
2007	25.101651	35.856138	42.84%	2,482
2006	18.715146	25.101651	34.12%	1,824
2005	14.373091	18.715146	30.21%	3,300
2004	12.126779	14.373091	18.52%	3,573
2003	7.477857	12.126779	62.17%	1,881

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.592143	15.770768	1.15%	3,742
2011	14.810669	15.592143	5.28%	3,736
2010	14.401164	14.810669	2.84%	3,810
2009	14.288448	14.401164	0.79%	6,586
2008	13.514461	14.288448	5.73%	6,627
2007	12.850643	13.514461	5.17%	9,853
2006	12.668885	12.850643	1.43%	10,732
2005	12.499088	12.668885	1.36%	16,059
2004	12.332360	12.499088	1.35%	20,763
2003	12.318429	12.332360	0.11%	24,229
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.901805	11.235046	13.46%	908
2011	11.179837	9.901805	-11.43%	908
2010	10.054098	11.179837	11.20%	908
2009	7.896558	10.054098	27.32%	908
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.931854	18.072269	13.43%	0
2011	17.988094	15.931854	-11.43%	0
2010	16.179789	17.988094	11.18%	0
2009	12.712695	16.179789	27.27%	0
2008	24.004264	12.712695	-47.04%	0
2007	19.236540	24.004264	24.78%	0
2006	14.740766	19.236540	30.50%	133
2005	11.536563	14.740766	27.77%	3,848
2004	10.278685	11.536563	12.24%	133
2003	7.738127	10.278685	32.83%	121
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
2008	11.624236	6.492680	-44.15%	53
2007	10.827926	11.624236	7.35%	80
2006*	10.000000	10.827926	8.28%	2,159
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.306217	13.998845	13.75%	0
2011	13.050802	12.306217	-5.71%	0
2010	11.599698	13.050802	12.51%	0
2009	9.290738	11.599698	24.85%	0
2008	14.988421	9.290738	-38.01%	0
2007	14.413675	14.988421	3.99%	0
2006	12.565069	14.413675	14.71%	4,781
2005	11.860489	12.565069	5.94%	4,781
2004	10.597538	11.860489	11.92%	9,398
2003	8.187819	10.597538	29.43%	49,244

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
2010	11.496080	12.390907	7.78%	0
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.176685	12.569404	3.23%	21,054
2011	12.052405	12.176685	1.03%	21,054
2010	11.596203	12.052405	3.93%	21,054
2009	10.830834	11.596203	7.07%	0
2008	11.742210	10.830834	-7.76%	0
2007	11.353767	11.742210	3.42%	0
2006	10.895571	11.353767	4.21%	0
2005	10.745047	10.895571	1.40%	6,798
2004	10.460887	10.745047	2.72%	8,555
2003	9.877095	10.460887	5.91%	9,983
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.554929	13.654392	8.76%	17,549
2011	12.796237	12.554929	-1.89%	18,096
2010	11.754457	12.796237	8.86%	28,780
2009	10.052421	11.754457	16.93%	57,132
2008	13.335296	10.052421	-24.62%	53,707
2007	12.860200	13.335296	3.69%	56,836
2006	11.766108	12.860200	9.30%	94,013
2005	11.379127	11.766108	3.40%	94,949
2004	10.584261	11.379127	7.51%	115,943
2003	8.982505	10.584261	17.83%	57,534
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.571133	14.035792	11.65%	11,254
2011	13.085892	12.571133	-3.93%	11,782
2010	11.815900	13.085892	10.75%	12,323
2009	9.677928	11.815900	22.09%	12,868
2008	14.372204	9.677928	-32.66%	1,768
2007	13.796078	14.372204	4.18%	1,768
2006	12.271079	13.796078	12.43%	4,752
2005	11.675960	12.271079	5.10%	9,546
2004	10.612606	11.675960	10.02%	11,500
2003	8.537693	10.612606	24.30%	7,756

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.616886	13.378504	6.04%	195
2011	12.594391	12.616886	0.18%	212
2010	11.824637	12.594391	6.51%	234
2009	10.516187	11.824637	12.44%	3,449
2008	12.611838	10.516187	-16.62%	4,075
2007	12.139543	12.611838	3.89%	4,129
2006	11.406930	12.139543	6.42%	10,102
2005	11.122380	11.406930	2.56%	13,703
2004	10.574947	11.122380	5.18%	15,667
2003	9.476086	10.574947	11.60%	16,829
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.217593	15.396513	16.48%	2,898
2011	13.773876	13.217593	-4.04%	2,984
2010	12.898308	13.773876	6.79%	3,686
2009*	10.000000	12.898308	28.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.423073	22.393819	15.29%	541
2011	20.305090	19.423073	-4.34%	550
2010	16.392374	20.305090	23.87%	577
2009	12.212552	16.392374	34.23%	826
2008	19.584281	12.212552	-37.64%	1,594
2007	18.552905	19.584281	5.56%	1,615
2006	17.200627	18.552905	7.86%	1,759
2005	15.632471	17.200627	10.03%	9,183
2004	13.762016	15.632471	13.59%	5,103
2003	10.412893	13.762016	32.16%	13,528
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.556466	10.360648	-1.85%	9,772
2011	10.754882	10.556466	-1.84%	9,817
2010	10.957581	10.754882	-1.85%	10,328
2009	11.159434	10.957581	-1.81%	16,118
2008	11.140973	11.159434	0.17%	21,570
2007	10.832935	11.140973	2.84%	16,401
2006	10.558239	10.832935	2.60%	37,608
2005	10.477163	10.558239	0.77%	31,549
2004	10.588727	10.477163	-1.05%	24,481
2003	10.721236	10.588727	-1.24%	131,829

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.992391	16.516878	10.17%	2,230
2011	14.471390	14.992391	3.60%	2,265
2010	13.332495	14.471390	8.54%	4,425
2009	10.921131	13.332495	22.08%	4,459
2008	13.453279	10.921131	-18.82%	4,570
2007	13.102255	13.453279	2.68%	5,491
2006	12.732503	13.102255	2.90%	5,787
2005	12.695064	12.732503	0.29%	5,934
2004	12.141036	12.695064	4.56%	9,510
2003	11.033027	12.141036	10.04%	8,391
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.087187	9.189708	13.63%	204
2011	9.090881	8.087187	-11.04%	1,583
2010	8.122037	9.090881	11.93%	1,469
2009	6.064154	8.122037	33.94%	1,445
2008*	10.000000	6.064154	-39.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.495826	14.377917	15.06%	2,814
2011	15.176646	12.495826	-17.66%	2,817
2010	14.571805	15.176646	4.15%	2,808
2009	11.434620	14.571805	27.44%	2,792
2008	21.709243	11.434620	-47.33%	2,802
2007	21.490749	21.709243	1.02%	2,826
2006	17.837259	21.490749	20.48%	1,316
2005	16.217645	17.837259	9.99%	299
2004	13.739440	16.217645	18.04%	299
2003*	10.000000	13.739440	37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.650602	9.878767	14.20%	0
2011	9.077124	8.650602	-4.70%	0
2010	8.006277	9.077124	13.38%	3,810
2009	6.285521	8.006277	27.38%	1,149
2008*	10.000000	6.285521	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.598871	11.098782	15.63%	319
2011	10.384932	9.598871	-7.57%	346
2010*	10.000000	10.384932	3.85%	382
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.997515	9.230031	15.41%	0
2011	8.676601	7.997515	-7.83%	0
2010	7.840677	8.676601	10.66%	0
2009	6.269802	7.840677	25.05%	0
2008*	10.000000	6.269802	-37.30%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.054024	10.210533	12.77%	1,041
2011	9.631726	9.054024	-6.00%	1,077
2010	7.737878	9.631726	24.48%	1,077
2009	6.201706	7.737878	24.77%	2,162
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.965139	10.087466	12.52%	1,828
2011	9.559284	8.965139	-6.22%	1,871
2010	7.700979	9.559284	24.13%	3,473
2009	6.192315	7.700979	24.36%	3,473
2008*	10.000000	6.192315	-38.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.621339	10.986464	14.19%	0
2011	10.035290	9.621339	-4.12%	0
2010	8.546437	10.035290	17.42%	0
2009	6.673995	8.546437	28.06%	1,368
2008*	10.000000	6.673995	-33.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.806356	14.257872	11.33%	587
2011	13.132397	12.806356	-2.48%	621
2010	10.665525	13.132397	23.13%	1,148
2009	8.525395	10.665525	25.10%	1,148
2008	16.212076	8.525395	-47.41%	1,148
2007	15.051736	16.212076	7.71%	1,148
2006	14.858243	15.051736	1.30%	1,148
2005	14.004358	14.858243	6.10%	1,216
2004	12.580487	14.004358	11.32%	3,624
2003	9.546230	12.580487	31.78%	4,131
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.683084	24.449958	18.21%	3,053
2011	22.197735	20.683084	-6.82%	3,095
2010	17.863279	22.197735	24.26%	6,634
2009	14.419833	17.863279	23.88%	6,772
2008	21.654604	14.419833	-33.41%	6,765
2007	23.699036	21.654604	-8.63%	7,710
2006	20.584636	23.699036	15.13%	8,053
2005	20.346244	20.584636	1.17%	11,646
2004	17.672542	20.346244	15.13%	11,782
2003	11.478843	17.672542	53.96%	13,204

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	20.134577	22.824756	13.36%	853
2011	21.720827	20.134577	-7.30%	862
2010	17.658727	21.720827	23.00%	883
2009	13.356587	17.658727	32.21%	897
2008	22.016885	13.356587	-39.33%	1,588
2007	21.965869	22.016885	0.23%	1,982
2006	19.974193	21.965869	9.97%	2,126
2005	18.117877	19.974193	10.25%	5,258
2004	15.509055	18.117877	16.82%	5,490
2003	11.205308	15.509055	38.41%	7,568
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.717134	9.771612	12.10%	980
2011	8.834382	8.717134	-1.33%	3,422
2010	7.933721	8.834382	11.35%	3,463
2009	6.410373	7.933721	23.76%	4,920
2008	11.175436	6.410373	-42.64%	6,179
2007	10.526050	11.175436	6.17%	5,535
2006	9.437717	10.526050	11.53%	8,687
2005	8.949103	9.437717	5.46%	10,619
2004	8.307646	8.949103	7.72%	11,223
2003	6.637820	8.307646	25.16%	13,370
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.564646	10.869257	13.64%	1,542
2011	9.149723	9.564646	4.53%	1,608
2010	7.160718	9.149723	27.78%	6,194
2009	5.576334	7.160718	28.41%	8,290
2008*	10.000000	5.576334	-44.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.933359	10.198092	2.67%	0
2011	10.090938	9.933359	-1.56%	0
2010	9.765040	10.090938	3.34%	1,009
2009	8.779082	9.765040	11.23%	0
2008	10.332070	8.779082	-15.03%	0
2007	10.048400	10.332070	2.82%	542
2006	9.824455	10.048400	2.28%	125
2005	9.866712	9.824455	-0.43%	125
2004	9.974965	9.866712	-1.09%	125
2003*	10.000000	9.974965	-0.25%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.091066	11.845630	6.80%	0
2011	11.420813	11.091066	-2.89%	0
2010	9.728095	11.420813	17.40%	0
2009	8.074258	9.728095	20.48%	0
2008	13.591960	8.074258	-40.60%	0
2007	13.778654	13.591960	-1.35%	0
2006	13.337218	13.778654	3.31%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.224714	13.315367	8.92%	0
2011	12.850531	12.224714	-4.87%	0
2010	10.656892	12.850531	20.58%	0
2009	8.261487	10.656892	28.99%	0
2008	13.900153	8.261487	-40.57%	0
2007	13.161539	13.900153	5.61%	0
2006	11.792951	13.161539	11.61%	0
2005	11.243582	11.792951	4.89%	0
2004*	10.000000	11.243582	12.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	9.100185	10.400416	14.29%	2,264
2011	9.170866	9.100185	-0.77%	2,264
2010	7.330271	9.170866	25.11%	3,506
2009	5.631981	7.330271	30.15%	4,792
2008	11.266638	5.631981	-50.01%	5,353
2007	10.796490	11.266638	4.35%	5,426
2006	10.683690	10.796490	1.06%	5,639
2005	9.689932	10.683690	10.26%	5,694
2004	8.242419	9.689932	17.56%	5,705
2003	6.686490	8.242419	23.27%	4,714

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.507993	22.020598	18.98%	354
2011	20.555982	18.507993	-9.96%	379
2010	18.058346	20.555982	13.83%	409
2009	13.170458	18.058346	37.11%	940
2008	22.437939	13.170458	-41.30%	974
2007	21.500553	22.437939	4.36%	1,740
2006	18.612375	21.500553	15.52%	2,037
2005	16.584290	18.612375	12.23%	2,008
2004	14.175664	16.584290	16.99%	3,811
2003*	10.000000	14.175664	41.76%	2,034
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.458730	13.637817	19.02%	1,539
2011	12.729684	11.458730	-9.98%	1,576
2010	11.183906	12.729684	13.82%	2,415
2009	8.152366	11.183906	37.19%	6,077
2008	13.887498	8.152366	-41.30%	6,130
2007	13.309652	13.887498	4.34%	7,302
2006	11.521429	13.309652	15.52%	15,208
2005	10.268689	11.521429	12.20%	21,907
2004	8.779681	10.268689	16.96%	23,562
2003	6.254301	8.779681	40.38%	36,377
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.145328	1.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.271732	10.635118	14.70%	3,378
2011	9.447496	9.271732	-1.86%	3,544
2010	8.290075	9.447496	13.96%	5,840
2009	6.584027	8.290075	25.91%	5,922
2008	10.902611	6.584027	-39.61%	7,362
2007	10.638593	10.902611	2.48%	8,278
2006	9.422741	10.638593	12.90%	10,854
2005	9.058460	9.422741	4.02%	16,341
2004	8.431587	9.058460	7.43%	21,289
2003	6.779063	8.431587	24.38%	36,058
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.234044	10.692986	15.80%	1,704
2011	9.620594	9.234044	-4.02%	1,704
2010	7.942690	9.620594	21.13%	1,704
2009	5.898466	7.942690	34.66%	3,668
2008	9.666773	5.898466	-38.98%	3,725
2007	9.970628	9.666773	-3.05%	4,258
2006*	10.000000	9.970628	-0.29%	3,751

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.166580	11.589647	3.79%	0
2011	11.262962	11.166580	-0.86%	0
2010	10.909511	11.262962	3.24%	1,062
2009*	10.000000	10.909511	9.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.382550	14.634667	28.57%	0
2011	10.505563	11.382550	8.35%	0
2010*	10.000000	10.505563	5.06%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.102058	11.924807	7.41%	0
2011	10.706097	11.102058	3.70%	0
2010	10.180472	10.706097	5.16%	0
2009	9.459930	10.180472	7.62%	0
2008	10.733610	9.459930	-11.87%	0
2007	10.371430	10.733610	3.49%	0
2006*	10.000000	10.371430	3.71%	513
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	29.077685	33.664437	15.77%	0
2011	27.677743	29.077685	5.06%	0
2010	25.695244	27.677743	7.72%	0
2009	20.105566	25.695244	27.80%	93
2008	24.092986	20.105566	-16.55%	93
2007	23.044253	24.092986	4.55%	93
2006	21.187577	23.044253	8.76%	93
2005	19.229925	21.187577	10.18%	93
2004	17.801173	19.229925	8.03%	93
2003	14.184124	17.801173	25.50%	1,812
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	24.007444	30.585939	27.40%	0
2011	32.936839	24.007444	-27.11%	0
2010	26.456045	32.936839	24.50%	0
2009	12.643966	26.456045	109.24%	0
2008	36.578958	12.643966	-65.43%	0
2007	27.084066	36.578958	35.06%	0
2006	19.781013	27.084066	36.92%	0
2005	15.267461	19.781013	29.56%	0
2004	12.356025	15.267461	23.56%	0
2003	8.164377	12.356025	51.34%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	34.971406	35.485013	1.47%	915
2011	42.645158	34.971406	-17.99%	0
2010	33.619407	42.645158	26.85%	0
2009	21.743234	33.619407	54.62%	0
2008	41.121430	21.743234	-47.12%	0
2007	28.826028	41.121430	42.65%	0
2006	23.590040	28.826028	22.20%	0
2005	15.845370	23.590040	48.88%	0
2004	12.995266	15.845370	21.93%	0
2003	9.144519	12.995266	42.11%	28,946
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.604073	-3.96%	273
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.191876	16.083743	5.87%	0
2011	16.223425	15.191876	-6.36%	0
2010	13.038263	16.223425	24.43%	0
2009*	10.000000	13.038263	30.38%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.241277	17.712370	16.21%	0
2011	17.001868	15.241277	-10.36%	0
2010	13.690588	17.001868	24.19%	0
2009	9.782682	13.690588	39.95%	0
2008	15.520845	9.782682	-36.97%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.314697	14.025791	5.34%	0
2011	12.145344	13.314697	9.63%	0
2010	11.777617	12.145344	3.12%	0
2009	10.893024	11.777617	8.12%	0
2008	11.283253	10.893024	-3.46%	0
2007	10.505573	11.283253	7.40%	0
2006	10.541159	10.505573	-0.34%	0
2005	10.579432	10.541159	-0.36%	0
2004	10.192099	10.579432	3.80%	0
2003*	10.000000	10.192099	1.92%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.287877	10.454381	12.56%	0
2011	9.181645	9.287877	1.16%	0
2010	8.199389	9.181645	11.98%	0
2009	7.077429	8.199389	15.85%	0
2008	11.029475	7.077429	-35.83%	0
2007	11.251879	11.029475	-1.98%	0
2006	9.795363	11.251879	14.87%	0
2005	9.542602	9.795363	2.65%	0
2004	8.608836	9.542602	10.85%	0
2003	6.784071	8.608836	26.90%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.378833	12.984697	14.11%	0
2011	11.679792	11.378833	-2.58%	0
2010	9.983617	11.679792	16.99%	0
2009	7.831760	9.983617	27.48%	0
2008	10.553118	7.831760	-25.79%	0
2007	11.012546	10.553118	-4.17%	0
2006*	10.000000	11.012546	10.13%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.263873	16.194893	13.54%	0
2011	14.458220	14.263873	-1.34%	0
2010	11.712890	14.458220	23.44%	0
2009	9.549798	11.712890	22.65%	0
2008	14.091258	9.549798	-32.23%	0
2007	14.460436	14.091258	-2.55%	0
2006	12.883144	14.460436	12.24%	0
2005	12.246099	12.883144	5.20%	0
2004	10.241782	12.246099	19.57%	0
2003	7.577210	10.241782	35.17%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.642268	8.394461	9.84%	0
2011	7.720390	7.642268	-1.01%	0
2010	6.854289	7.720390	12.64%	0
2009	5.223731	6.854289	31.21%	0
2008	8.120576	5.223731	-35.67%	0
2007	7.680730	8.120576	5.73%	0
2006	7.169448	7.680730	7.13%	0
2005	7.052900	7.169448	1.65%	0
2004	6.769089	7.052900	4.19%	0
2003	5.476092	6.769089	23.61%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.894582	10.098368	13.53%	0
2011	8.899390	8.894582	-0.05%	0
2010	7.899469	8.899390	12.66%	0
2009	6.373936	7.899469	23.93%	0
2008	10.336958	6.373936	-38.34%	0
2007	10.012097	10.336958	3.24%	0
2006	8.836043	10.012097	13.31%	0
2005	8.603055	8.836043	2.71%	0
2004	7.926250	8.603055	8.54%	0
2003	6.294303	7.926250	25.93%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.909589	11.818080	8.33%	0
2011	10.201061	10.909589	6.95%	0
2010	9.017260	10.201061	13.13%	0
2009	7.499975	9.017260	20.23%	0
2008	10.852467	7.499975	-30.89%	0
2007	10.327216	10.852467	5.09%	0
2006	9.037512	10.327216	14.27%	0
2005	8.825656	9.037512	2.40%	2,613
2004	8.564412	8.825656	3.05%	2,613
2003	7.204901	8.564412	18.87%	2,613

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.080498	16.231486	7.63%	0
2011	15.030214	15.080498	0.33%	0
2010	14.120397	15.030214	6.44%	0
2009	11.951474	14.120397	18.15%	0
2008	13.140627	11.951474	-9.05%	0
2007	12.712125	13.140627	3.37%	0
2006	12.440839	12.712125	2.18%	0
2005	12.518711	12.440839	-0.62%	1,762
2004	12.315361	12.518711	1.65%	1,762
2003	11.996568	12.315361	2.66%	1,762
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.806520	11.839457	9.56%	0
2011	11.046752	10.806520	-2.17%	0
2010	9.988357	11.046752	10.60%	0
2009	8.201010	9.988357	21.79%	0
2008	11.158048	8.201010	-26.50%	0
2007	10.470111	11.158048	6.57%	0
2006*	10.000000	10.470111	4.70%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.301156	11.437640	11.03%	0
2011	10.619685	10.301156	-3.00%	0
2010	9.452659	10.619685	12.35%	0
2009	7.482528	9.452659	26.33%	0
2008	11.335796	7.482528	-33.99%	0
2007	10.490017	11.335796	8.06%	0
2006*	10.000000	10.490017	4.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.752277	11.047693	13.28%	0
2011	10.216230	9.752277	-4.54%	0
2010	8.977564	10.216230	13.80%	0
2009	6.964313	8.977564	28.91%	0
2008	11.464839	6.964313	-39.26%	0
2007	10.510072	11.464839	9.08%	0
2006*	10.000000	10.510072	5.10%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.391460	9.648755	2.74%	0
2011	10.098079	9.391460	-7.00%	0
2010	8.638600	10.098079	16.89%	0
2009	5.967164	8.638600	44.77%	0
2008	13.341479	5.967164	-55.27%	0
2007	9.338796	13.341479	42.86%	0
2006*	10.000000	9.338796	-6.61%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.180053	11.702615	14.96%	0
2011	10.288462	10.180053	-1.05%	0
2010	9.112646	10.288462	12.90%	0
2009	7.143796	9.112646	27.56%	0
2008	12.710451	7.143796	-43.80%	0
2007	12.776871	12.710451	-0.52%	0
2006	10.845777	12.776871	17.81%	0
2005	10.453334	10.845777	3.75%	0
2004	9.566810	10.453334	9.27%	0
2003	7.488805	9.566810	27.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.228190	9.245553	12.36%	0
2011	8.375392	8.228190	-1.76%	0
2010	6.881900	8.375392	21.70%	0
2009	5.474286	6.881900	25.71%	0
2008	10.576112	5.474286	-48.24%	0
2007	8.498425	10.576112	24.45%	0
2006	8.116211	8.498425	4.71%	0
2005	7.828799	8.116211	3.67%	2,975
2004	7.728217	7.828799	1.30%	2,975
2003	5.932835	7.728217	30.26%	2,975
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.233700	12.584133	12.02%	0
2011	11.018183	11.233700	1.96%	0
2010	9.870545	11.018183	11.63%	0
2009	6.998156	9.870545	41.04%	0
2008	9.519776	6.998156	-26.49%	0
2007	9.453998	9.519776	0.70%	0
2006	8.667686	9.453998	9.07%	0
2005	8.617667	8.667686	0.58%	0
2004	8.024768	8.617667	7.39%	0
2003	6.442506	8.024768	24.56%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.537247	12.913233	11.93%	0
2011	11.308341	11.537247	2.02%	0
2010	10.141682	11.308341	11.50%	0
2009	7.182545	10.141682	41.20%	0
2008	9.759531	7.182545	-26.40%	0
2007*	10.000000	9.759531	-2.40%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.926747	13.412075	3.75%	0
2011	12.290441	12.926747	5.18%	0
2010	11.634953	12.290441	5.63%	0
2009	10.253173	11.634953	13.48%	0
2008	10.813491	10.253173	-5.18%	0
2007	10.578541	10.813491	2.22%	0
2006	10.338312	10.578541	2.32%	14,449
2005	10.323250	10.338312	0.15%	0
2004	10.087509	10.323250	2.34%	0
2003*	10.000000	10.087509	0.88%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.023891	11.283407	12.57%	0
2011	11.444181	10.023891	-12.41%	0
2010	9.063967	11.444181	26.26%	0
2009	6.598911	9.063967	37.36%	0
2008	11.120520	6.598911	-40.66%	0
2007	9.816752	11.120520	13.28%	0
2006*	10.000000	9.816752	-1.83%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.319464	11.019911	18.25%	0
2011	11.477051	9.319464	-18.80%	0
2010	10.353901	11.477051	10.85%	0
2009	8.347541	10.353901	24.04%	0
2008	15.159129	8.347541	-44.93%	0
2007	13.185507	15.159129	14.97%	0
2006	11.395079	13.185507	15.71%	0
2005	9.762883	11.395079	16.72%	0
2004	8.769155	9.762883	11.33%	0
2003	6.241968	8.769155	40.49%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.489130	13.599958	18.37%	0
2011	14.161731	11.489130	-18.87%	0
2010	12.773895	14.161731	10.86%	0
2009	10.294328	12.773895	24.09%	0
2008	18.698826	10.294328	-44.95%	0
2007	16.261786	18.698826	14.99%	0
2006	14.053297	16.261786	15.72%	0
2005	12.045115	14.053297	16.67%	0
2004	10.818256	12.045115	11.34%	0
2003	7.697965	10.818256	40.53%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.506769	15.593588	24.68%	0
2011	13.986135	12.506769	-10.58%	0
2010	11.274215	13.986135	24.05%	0
2009	7.301662	11.274215	54.41%	0
2008	15.245500	7.301662	-52.11%	0
2007	14.718228	15.245500	3.58%	0
2006	12.911205	14.718228	14.00%	0
2005	12.832718	12.911205	0.61%	0
2004	11.476013	12.832718	11.82%	0
2003	7.413590	11.476013	54.80%	2,253
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	0
2007	11.074620	11.271182	1.77%	0
2006*	10.000000	11.074620	10.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.577625	11.122841	16.13%	0
2011	10.144228	9.577625	-5.59%	0
2010	8.064523	10.144228	25.79%	0
2009	6.364966	8.064523	26.70%	0
2008	9.686757	6.364966	-34.29%	0
2007	10.116204	9.686757	-4.25%	0
2006*	10.000000	10.116204	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.037285	11.141565	11.00%	0
2011	12.159885	10.037285	-17.46%	0
2010	10.547843	12.159885	15.28%	0
2009	6.228216	10.547843	69.36%	0
2008	13.415144	6.228216	-53.57%	0
2007	10.626711	13.415144	26.24%	0
2006*	10.000000	10.626711	6.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.981202	10.422747	16.05%	0
2011	10.249429	8.981202	-12.37%	0
2010	9.637565	10.249429	6.35%	0
2009	7.160638	9.637565	34.59%	0
2008	12.246026	7.160638	-41.53%	0
2007	10.814105	12.246026	13.24%	0
2006*	10.000000	10.814105	8.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.011106	16.943025	12.87%	0
2011	15.429210	15.011106	-2.71%	0
2010	13.750632	15.429210	12.21%	0
2009	11.810037	13.750632	16.43%	0
2008	11.335222	11.810037	4.19%	0
2007	10.407678	11.335222	8.91%	0
2006*	10.000000	10.407678	4.08%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.051210	11.180748	11.24%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.700224	-3.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.867525	23.226486	16.91%	0
2011	21.824273	19.867525	-8.97%	0
2010	20.470767	21.824273	6.61%	0
2009	16.687470	20.470767	22.67%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.257715	10.033153	21.50%	0
2011	9.045235	8.257715	-8.71%	0
2010	8.659259	9.045235	4.46%	0
2009	6.045206	8.659259	43.24%	0
2008	11.065813	6.045206	-45.37%	0
2007	8.256464	11.065813	34.03%	0
2006	7.712816	8.256464	7.05%	0
2005	6.984699	7.712816	10.42%	0
2004	6.035469	6.984699	15.73%	0
2003	5.116941	6.035469	17.95%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.175270	4.880066	16.88%	0
2011	4.659393	4.175270	-10.39%	0
2010	3.818065	4.659393	22.04%	0
2009	2.480613	3.818065	53.92%	0
2008	4.513409	2.480613	-45.04%	0
2007	3.780892	4.513409	19.37%	0
2006	3.574151	3.780892	5.78%	0
2005	3.265930	3.574151	9.44%	0
2004	3.310444	3.265930	-1.34%	0
2003	2.303786	3.310444	43.70%	4,504
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.706082	11.886427	11.02%	0
2011	16.129149	10.706082	-33.62%	0
2010	13.151115	16.129149	22.64%	0
2009	7.486238	13.151115	75.67%	0
2008	15.975500	7.486238	-53.14%	0
2007	12.721943	15.975500	25.57%	0
2006	8.843749	12.721943	43.85%	0
2005	6.832211	8.843749	29.44%	0
2004	5.867965	6.832211	16.43%	0
2003	4.446112	5.867965	31.98%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.834677	16.336632	18.08%	0
2011	13.803777	13.834677	0.22%	0
2010	11.397658	13.803777	21.11%	0
2009	9.170218	11.397658	24.29%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.577680	14.297758	13.68%	0
2011	12.880874	12.577680	-2.35%	0
2010	11.805985	12.880874	9.10%	0
2009	9.828108	11.805985	20.12%	0
2008	14.896162	9.828108	-34.02%	0
2007	14.114424	14.896162	5.54%	0
2006	11.938834	14.114424	18.22%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.448459	6.094132	11.85%	0
2011	5.592376	5.448459	-2.57%	0
2010	4.780474	5.592376	16.98%	0
2009	3.650992	4.780474	30.94%	0
2008	6.072162	3.650992	-39.87%	0
2007	5.178311	6.072162	17.26%	0
2006	4.971695	5.178311	4.16%	0
2005	4.758382	4.971695	4.48%	0
2004	4.484722	4.758382	6.10%	0
2003	3.443952	4.484722	30.22%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.633442	15.334773	12.48%	0
2011	13.807665	13.633442	-1.26%	0
2010	12.404726	13.807665	11.31%	0
2009*	10.000000	12.404726	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.848461	11.179298	13.51%	0
2011	9.946387	9.848461	-0.98%	0
2010	9.051196	9.946387	9.89%	0
2009	7.476026	9.051196	21.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.026950	11.354174	2.97%	0
2011	10.631394	11.026950	3.72%	0
2010	10.224777	10.631394	3.98%	0
2009	9.293622	10.224777	10.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.755085	11.682902	19.76%	0
2011	10.964407	9.755085	-11.03%	0
2010	10.041819	10.964407	9.19%	0
2009	7.228832	10.041819	38.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.073017	10.449057	15.17%	0
2011	9.703303	9.073017	-6.50%	0
2010	8.368558	9.703303	15.95%	0
2009	6.146783	8.368558	36.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.943317	9.121605	14.83%	0
2011	8.282008	7.943317	-4.09%	0
2010	7.607377	8.282008	8.87%	0
2009	5.933653	7.607377	28.21%	0
2008	9.766249	5.933653	-39.24%	0
2007*	10.000000	9.766249	-2.34%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.708749	16.528976	12.38%	0
2011	14.441600	14.708749	1.85%	0
2010	13.009836	14.441600	11.01%	0
2009	9.083381	13.009836	43.23%	0
2008	12.858453	9.083381	-29.36%	0
2007	12.710419	12.858453	1.16%	0
2006	11.713813	12.710419	8.51%	0
2005	11.662441	11.713813	0.44%	5,353
2004	10.798032	11.662441	8.01%	5,353
2003	9.002106	10.798032	19.95%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.059216	14.694713	12.52%	0
2011	12.823332	13.059216	1.84%	0
2010	11.551411	12.823332	11.01%	0
2009	8.060617	11.551411	43.31%	0
2008	11.427849	8.060617	-29.47%	0
2007	11.292619	11.427849	1.20%	0
2006	10.407617	11.292619	8.50%	0
2005*	10.000000	10.407617	4.08%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.399063	9.760448	16.21%	0
2011	8.765228	8.399063	-4.18%	0
2010	7.717613	8.765228	13.57%	0
2009	6.119917	7.717613	26.11%	0
2008	9.901315	6.119917	-38.19%	0
2007	10.322987	9.901315	-4.08%	0
2006	9.078368	10.322987	13.71%	1,531
2005	8.876690	9.078368	2.27%	3,244
2004	7.700955	8.876690	15.27%	3,244
2003	5.972569	7.700955	28.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.549156	8.660031	14.72%	0
2011	8.706736	7.549156	-13.30%	0
2010	7.677086	8.706736	13.41%	0
2009	5.116196	7.677086	50.05%	0
2008*	10.000000	5.116196	-48.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.063330	9.913066	9.38%	0
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
2009	6.099597	7.870627	29.04%	0
2008*	10.000000	6.099597	-39.00%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.508205	12.164359	5.70%	0
2011	11.004724	11.508205	4.58%	0
2010	10.478421	11.004724	5.02%	0
2009	9.818823	10.478421	6.72%	0
2008*	10.000000	9.818823	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.494868	21.266429	14.99%	0
2011	24.286837	18.494868	-23.85%	0
2010	21.309755	24.286837	13.97%	0
2009	13.300975	21.309755	60.21%	0
2008	32.102532	13.300975	-58.57%	0
2007	22.480641	32.102532	42.80%	0
2006	16.760488	22.480641	34.13%	0
2005	12.880175	16.760488	30.13%	0
2004	10.873898	12.880175	18.45%	0
2003	6.706895	10.873898	2.13%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.588523	23.677501	15.00%	0
2011	27.042275	20.588523	-23.87%	0
2010	23.719477	27.042275	14.01%	0
2009	14.789610	23.719477	60.38%	0
2008	35.752788	14.789610	-58.63%	0
2007	25.042116	35.752788	42.77%	0
2006	18.680248	25.042116	34.06%	1,252
2005	14.353568	18.680248	30.14%	3,012
2004	12.116476	14.353568	18.46%	2,108
2003	7.475305	12.116476	62.09%	2,108
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.491896	15.661367	1.09%	0
2011	14.722918	15.491896	5.22%	0
2010	14.323144	14.722918	2.79%	0
2009	14.218278	14.323144	0.74%	0
2008	13.454953	14.218278	5.67%	0
2007	12.800610	13.454953	5.11%	0
2006	12.625975	12.800610	1.38%	0
2005	12.463096	12.625975	1.31%	0
2004	12.303120	12.463096	1.30%	0
2003	12.295493	12.303120	0.06%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.845166	11.165081	13.41%	0
2011	11.121530	9.845166	-11.48%	0
2010	10.006756	11.121530	11.14%	0
2009	7.863389	10.006756	27.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.853540	17.974266	13.38%	0
2011	17.908785	15.853540	-11.48%	0
2010	16.116653	17.908785	11.12%	0
2009	12.669553	16.116653	27.21%	0
2008	23.935024	12.669553	-47.07%	0
2007	19.190879	23.935024	24.72%	0
2006	14.713249	19.190879	30.43%	1,643
2005	11.520885	14.713249	27.71%	0
2004	10.269947	11.520885	12.18%	0
2003	7.735493	10.269947	32.76%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.244088	13.921060	13.70%	0
2011	12.991525	12.244088	-5.75%	0
2010	11.552908	12.991525	12.45%	0
2009	9.257978	11.552908	24.79%	0
2008	14.943186	9.257978	-38.05%	0
2007	14.377533	14.943186	3.93%	0
2006	12.539933	14.377533	14.65%	0
2005	11.842767	12.539933	5.89%	0
2004	10.587104	11.842767	11.86%	0
2003	8.183923	10.587104	29.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.115229	12.499580	3.17%	0
2011	11.997676	12.115229	0.98%	0
2010	11.549430	11.997676	3.88%	0
2009	10.792642	11.549430	7.01%	0
2008	11.706779	10.792642	-7.81%	0
2007	11.325309	11.706779	3.37%	0
2006	10.873772	11.325309	4.15%	0
2005	10.729004	10.873772	1.35%	0
2004	10.450593	10.729004	2.66%	0
2003	9.872402	10.450593	5.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.491556	13.578543	8.70%	0
2011	12.738124	12.491556	-1.94%	0
2010	11.707035	12.738124	8.81%	0
2009	10.016980	11.707035	16.87%	0
2008	13.295057	10.016980	-24.66%	0
2007	12.827968	13.295057	3.64%	0
2006	11.742570	12.827968	9.24%	0
2005	11.362127	11.742570	3.35%	0
2004	10.573837	11.362127	7.46%	0
2003	8.978240	10.573837	17.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.507692	13.957831	11.59%	0
2011	13.026476	12.507692	-3.98%	0
2010	11.768230	13.026476	10.69%	0
2009	9.643797	11.768230	22.03%	0
2008	14.328837	9.643797	-32.70%	0
2007	13.761487	14.328837	4.12%	0
2006	12.246540	13.761487	12.37%	0
2005	11.658524	12.246540	5.04%	0
2004	10.602160	11.658524	9.96%	0
2003	8.533634	10.602160	24.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.553192	13.304176	5.98%	0
2011	12.537192	12.553192	0.13%	0
2010	11.776930	12.537192	6.46%	0
2009	10.479109	11.776930	12.38%	0
2008	12.573775	10.479109	-16.66%	0
2007	12.109113	12.573775	3.84%	0
2006	11.384121	12.109113	6.37%	0
2005	11.105782	11.384121	2.51%	0
2004	10.564539	11.105782	5.12%	0
2003	9.471588	10.564539	11.54%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.199645	15.367757	16.43%	0
2011	13.762172	13.199645	-4.09%	0
2010	12.893924	13.762172	6.73%	0
2009*	10.000000	12.893924	28.94%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.298173	22.238454	15.24%	0
2011	20.184783	19.298173	-4.39%	0
2010	16.303540	20.184783	23.81%	0
2009	12.152558	16.303540	34.16%	0
2008	19.498034	12.152558	-37.67%	0
2007	18.480673	19.498034	5.50%	0
2006	17.142369	18.480673	7.81%	0
2005	15.587433	17.142369	9.98%	0
2004	13.729366	15.587433	13.53%	0
2003	10.393469	13.729366	32.10%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.488538	10.288708	-1.91%	0
2011	10.691108	10.488538	-1.89%	0
2010	10.898159	10.691108	-1.90%	0
2009	11.104573	10.898159	-1.86%	0
2008	11.091854	11.104573	0.11%	0
2007	10.790701	11.091854	2.79%	0
2006	10.522423	10.790701	2.55%	0
2005	10.446928	10.522423	0.72%	0
2004	10.563553	10.446928	-1.10%	0
2003	10.701197	10.563553	-1.29%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.895990	16.402290	10.11%	0
2011	14.385650	14.895990	3.55%	0
2010	13.260251	14.385650	8.49%	0
2009	10.867491	13.260251	22.02%	0
2008	13.394031	10.867491	-18.86%	0
2007	13.051225	13.394031	2.63%	0
2006	12.689357	13.051225	2.85%	0
2005	12.658477	12.689357	0.24%	0
2004	12.112226	12.658477	4.51%	0
2003	11.012457	12.112226	9.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.072095	9.167866	13.57%	0
2011	9.078532	8.072095	-11.09%	0
2010	8.115127	9.078532	11.87%	0
2009	6.062087	8.115127	33.87%	0
2008*	10.000000	6.062087	-39.38%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.440745	14.307232	15.00%	0
2011	15.117451	12.440745	-17.71%	0
2010	14.522347	15.117451	4.10%	0
2009	11.401635	14.522347	27.37%	0
2008	21.657693	11.401635	-47.36%	0
2007	21.450698	21.657693	0.96%	0
2006	17.813067	21.450698	20.42%	364
2005	16.203883	17.813067	9.93%	2,788
2004	13.734777	16.203883	17.98%	2,788
2003*	10.000000	13.734777	37.35%	2,809
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.634450	9.855288	14.14%	0
2011	9.064773	8.634450	-4.75%	0
2010	7.999467	9.064773	13.32%	0
2009	6.283377	7.999467	27.31%	0
2008*	10.000000	6.283377	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.590721	11.083684	15.57%	0
2011	10.381386	9.590721	-7.62%	0
2010*	10.000000	10.381386	3.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.982597	9.208115	15.35%	0
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.037104	10.186244	12.72%	0
2011	9.618619	9.037104	-6.05%	0
2010	7.731295	9.618619	24.41%	0
2009	6.199597	7.731295	24.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.948400	10.063484	12.46%	0
2011	9.546287	8.948400	-6.26%	0
2010	7.694421	9.546287	24.07%	0
2009	6.190195	7.694421	24.30%	0
2008*	10.000000	6.190195	-38.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.603374	10.960352	14.13%	0
2011	10.021648	9.603374	-4.17%	0
2010	8.539166	10.021648	17.36%	0
2009	6.671710	8.539166	27.99%	0
2008*	10.000000	6.671710	-33.28%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.723961	14.158903	11.28%	0
2011	13.054543	12.723961	-2.53%	0
2010	10.607693	13.054543	23.07%	0
2009	8.483490	10.607693	25.04%	0
2008	16.140649	8.483490	-47.44%	0
2007	14.993105	16.140649	7.65%	0
2006	14.807889	14.993105	1.25%	0
2005	13.963999	14.807889	6.04%	0
2004	12.550621	13.963999	11.26%	0
2003	9.528413	12.550621	31.72%	2,353
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.550067	24.280315	18.15%	0
2011	22.066208	20.550067	-6.87%	0
2010	17.766470	22.066208	24.20%	0
2009	14.348992	17.766470	23.82%	0
2008	21.559228	14.348992	-33.44%	0
2007	23.606753	21.559228	-8.67%	0
2006	20.514908	23.606753	15.07%	0
2005	20.287630	20.514908	1.12%	584
2004	17.630611	20.287630	15.07%	584
2003	11.457422	17.630611	53.88%	2,085
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	20.005094	22.666394	13.30%	0
2011	21.592138	20.005094	-7.35%	0
2010	17.563039	21.592138	22.94%	0
2009	13.290967	17.563039	32.14%	0
2008	21.919930	13.290967	-39.37%	0
2007	21.880348	21.919930	0.18%	0
2006	19.906540	21.880348	9.92%	1,328
2005	18.065673	19.906540	10.19%	650
2004	15.472238	18.065673	16.76%	650
2003	11.184395	15.472238	38.34%	2,242
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.661036	9.703782	12.04%	0
2011	8.781998	8.661036	-1.38%	0
2010	7.890688	8.781998	11.30%	0
2009	6.378855	7.890688	23.70%	0
2008	11.126179	6.378855	-42.67%	0
2007	10.485028	11.126179	6.11%	0
2006	9.405708	10.485028	11.48%	0
2005	8.923294	9.405708	5.41%	0
2004	8.287900	8.923294	7.67%	0
2003	6.625425	8.287900	25.09%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.546776	10.843418	13.58%	0
2011	9.137267	9.546776	4.48%	0
2010	7.154609	9.137267	27.71%	0
2009	5.574423	7.154609	28.35%	0
2008*	10.000000	5.574423	-44.26%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.889606	10.148002	2.61%	0
2011	10.051591	9.889606	-1.61%	0
2010	9.731920	10.051591	3.28%	0
2009	8.753758	9.731920	11.17%	0
2008	10.307529	8.753758	-15.07%	0
2007	10.029659	10.307529	2.77%	0
2006	9.811121	10.029659	2.23%	0
2005	9.858331	9.811121	-0.48%	0
2004	9.971565	9.858331	-1.14%	0
2003*	10.000000	9.971565	-0.28%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.036549	11.781398	6.75%	0
2011	11.370457	11.036549	-2.94%	0
2010	9.690136	11.370457	17.34%	0
2009	8.046849	9.690136	20.42%	0
2008	13.552750	8.046849	-40.63%	0
2007	13.745946	13.552750	-1.41%	0
2006	13.312320	13.745946	3.26%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.177120	13.256754	8.87%	0
2011	12.807012	12.177120	-4.92%	0
2010	10.626212	12.807012	20.52%	0
2009	8.241894	10.626212	28.93%	0
2008	13.874273	8.241894	-40.60%	0
2007	13.143764	13.874273	5.56%	0
2006	11.783005	13.143764	11.55%	0
2005	11.239804	11.783005	4.83%	0
2004*	10.000000	11.239804	12.40%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	9.041629	10.328209	14.23%	0
2011	9.116493	9.041629	-0.82%	0
2010	7.290523	9.116493	25.05%	0
2009	5.604300	7.290523	30.09%	0
2008	11.216980	5.604300	-50.04%	0
2007	10.754411	11.216980	4.30%	0
2006	10.647470	10.754411	1.00%	0
2005	9.661983	10.647470	10.20%	0
2004	8.222845	9.661983	17.50%	0
2003	6.674005	8.222845	23.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.426418	21.912360	18.92%	0
2011	20.475798	18.426418	-10.01%	0
2010	17.997084	20.475798	13.77%	0
2009	13.132463	17.997084	37.04%	0
2008	22.384636	13.132463	-41.33%	0
2007	21.460476	22.384636	4.31%	0
2006	18.587129	21.460476	15.46%	1,442
2005	16.570216	18.587129	12.17%	2,929
2004	14.170841	16.570216	16.93%	2,929
2003*	10.000000	14.170841	41.71%	2,929
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.390831	13.550085	18.96%	0
2011	12.660697	11.390831	-10.03%	0
2010	11.128954	12.660697	13.76%	0
2009	8.116450	11.128954	37.12%	0
2008	13.833378	8.116450	-41.33%	0
2007	13.264567	13.833378	4.29%	0
2006	11.488228	13.264567	15.46%	0
2005	10.244297	11.488228	12.14%	0
2004	8.763286	10.244297	16.90%	0
2003	6.245795	8.763286	40.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.144395	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.212066	10.561278	14.65%	0
2011	9.391466	9.212066	-1.91%	0
2010	8.245107	9.391466	13.90%	0
2009	6.551646	8.245107	25.85%	0
2008	10.854537	6.551646	-39.64%	0
2007	10.597115	10.854537	2.43%	0
2006	9.390774	10.597115	12.85%	0
2005	9.032316	9.390774	3.97%	0
2004	8.411542	9.032316	7.38%	0
2003	6.766391	8.411542	24.31%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.207414	10.656707	15.74%	0
2011	9.597722	9.207414	-4.07%	0
2010	7.927843	9.597722	21.06%	0
2009	5.890447	7.927843	34.59%	0
2008	9.658559	5.890447	-39.01%	0
2007	9.967258	9.658559	-3.10%	0
2006*	10.000000	9.967258	-0.33%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.151424	11.568009	3.74%	0
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	0
2009*	10.000000	10.905794	9.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.070056	11.884369	7.36%	0
2011	10.680662	11.070056	3.65%	0
2010	10.161470	10.680662	5.11%	0
2009	9.447078	10.161470	7.56%	0
2008	10.724487	9.447078	-11.91%	0
2007	10.367933	10.724487	3.44%	0
2006*	10.000000	10.367933	3.68%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	28.890764	33.430958	15.72%	0
2011	27.513796	28.890764	5.00%	0
2010	25.556048	27.513796	7.66%	0
2009	20.006837	25.556048	27.74%	0
2008	23.986894	20.006837	-16.59%	0
2007	22.954535	23.986894	4.50%	0
2006	21.115803	22.954535	8.71%	0
2005	19.174523	21.115803	10.12%	1,492
2004	17.758937	19.174523	7.97%	1,492
2003	14.157666	17.758937	25.44%	1,492

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	23.853013	30.373686	27.34%	0
2011	32.741650	23.853013	-27.15%	0
2010	26.312651	32.741650	24.43%	0
2009	12.581837	26.312651	109.13%	0
2008	36.417891	12.581837	-65.45%	0
2007	26.978611	36.417891	34.99%	0
2006	19.714010	26.978611	36.85%	0
2005	15.223485	19.714010	29.50%	0
2004	12.326720	15.223485	23.50%	0
2003	8.149155	12.326720	51.26%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	34.746412	35.238709	1.42%	0
2011	42.392382	34.746412	-18.04%	0
2010	33.437147	42.392382	26.78%	0
2009	21.636393	33.437147	54.54%	0
2008	40.940303	21.636393	-47.15%	0
2007	28.713761	40.940303	42.58%	0
2006	23.510115	28.713761	22.13%	0
2005	15.799703	23.510115	48.80%	0
2004	12.964418	15.799703	21.87%	0
2003	9.127452	12.964418	42.04%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.600812	-3.99%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.171283	16.053742	5.82%	0
2011	16.209683	15.171283	-6.41%	0
2010	13.033842	16.209683	24.37%	0
2009*	10.000000	13.033842	30.34%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.017460	17.425527	16.04%	0
2011	16.777825	15.017460	-10.49%	0
2010	13.530846	16.777825	24.00%	0
2009	9.683355	13.530846	39.73%	0
2008	15.386854	9.683355	-37.07%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.139258	13.819776	5.18%	0
2011	12.003612	13.139258	9.46%	0
2010	11.657993	12.003612	2.96%	0
2009	10.798896	11.657993	7.96%	0
2008	11.202885	10.798896	-3.61%	0
2007	10.446805	11.202885	7.24%	0
2006	10.498201	10.446805	-0.49%	0
2005	10.552410	10.498201	-0.51%	0
2004	10.181634	10.552410	3.64%	0
2003*	10.000000	10.181634	1.82%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.109655	10.238063	12.39%	0
2011	9.019218	9.109655	1.00%	0
2010	8.066661	9.019218	11.81%	0
2009	6.973518	8.066661	15.68%	0
2008	10.884237	6.973518	-35.93%	0
2007	11.120804	10.884237	-2.13%	0
2006	9.696030	11.120804	14.69%	0
2005	9.460244	9.696030	2.49%	0
2004	8.547597	9.460244	10.68%	0
2003	6.746126	8.547597	26.70%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.280625	12.852911	13.94%	0
2011	11.596669	11.280625	-2.73%	0
2010	9.927730	11.596669	16.81%	0
2009	7.799843	9.927730	27.28%	0
2008	10.526222	7.799843	-25.90%	0
2007	11.001395	10.526222	-4.32%	0
2006*	10.000000	11.001395	10.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.054432	15.932648	13.36%	0
2011	14.267701	14.054432	-1.49%	0
2010	11.576230	14.267701	23.25%	0
2009	9.452842	11.576230	22.46%	0
2008	13.969607	9.452842	-32.33%	0
2007	14.357676	13.969607	-2.70%	0
2006	12.811123	14.357676	12.07%	0
2005	12.196229	12.811123	5.04%	0
2004	10.215680	12.196229	19.39%	0
2003	7.569450	10.215680	34.96%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.495619	8.220749	9.67%	1,524
2011	7.583811	7.495619	-1.16%	1,524
2010	6.743326	7.583811	12.46%	1,524
2009	5.147022	6.743326	31.01%	1,524
2008	8.013618	5.147022	-35.77%	1,524
2007	7.591231	8.013618	5.56%	1,524
2006	7.096725	7.591231	6.97%	1,524
2005	6.992022	7.096725	1.50%	1,524
2004	6.720932	6.992022	4.03%	1,524
2003	5.445448	6.720932	23.42%	1,524
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.723932	9.889451	13.36%	0
2011	8.741981	8.723932	-0.21%	0
2010	7.771615	8.741981	12.49%	0
2009	6.280369	7.771615	23.74%	0
2008	10.200843	6.280369	-38.43%	0
2007	9.895472	10.200843	3.09%	0
2006	8.746439	9.895472	13.14%	0
2005	8.528816	8.746439	2.55%	0
2004	7.869869	8.528816	8.37%	0
2003	6.259089	7.869869	25.74%	3,498
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.700261	11.573562	8.16%	0
2011	10.020623	10.700261	6.78%	0
2010	8.871305	10.020623	12.96%	0
2009	7.389870	8.871305	20.05%	0
2008	10.709550	7.389870	-31.00%	0
2007	10.206902	10.709550	4.92%	0
2006	8.945861	10.206902	14.10%	0
2005	8.749492	8.945861	2.24%	0
2004	8.503490	8.749492	2.89%	0
2003	7.164595	8.503490	18.69%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.791148	15.895644	7.47%	0
2011	14.764346	14.791148	0.18%	0
2010	13.891864	14.764346	6.28%	0
2009	11.776049	13.891864	17.97%	0
2008	12.967573	11.776049	-9.19%	0
2007	12.564026	12.967573	3.21%	0
2006	12.314679	12.564026	2.02%	0
2005	12.410689	12.314679	-0.77%	0
2004	12.227793	12.410689	1.50%	0
2003	11.929514	12.227793	2.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.713219	11.719259	9.39%	0
2011	10.968111	10.713219	-2.32%	0
2010	9.932439	10.968111	10.43%	0
2009	8.167582	9.932439	21.61%	0
2008	11.129603	8.167582	-26.61%	0
2007	10.459496	11.129603	6.41%	0
2006*	10.000000	10.459496	4.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.212216	11.321514	10.86%	0
2011	10.544087	10.212216	-3.15%	0
2010	9.399722	10.544087	12.17%	0
2009	7.452019	9.399722	26.14%	0
2008	11.306894	7.452019	-34.09%	0
2007	10.479370	11.306894	7.90%	0
2006*	10.000000	10.479370	4.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.668070	10.935522	13.11%	0
2011	10.143499	9.668070	-4.69%	0
2010	8.927284	10.143499	13.62%	0
2009	6.935916	8.927284	28.71%	0
2008	11.435608	6.935916	-39.35%	0
2007	10.499414	11.435608	8.92%	0
2006*	10.000000	10.499414	4.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.310282	9.550692	2.58%	0
2011	10.026105	9.310282	-7.14%	0
2010	8.590151	10.026105	16.72%	0
2009	5.942793	8.590151	44.55%	0
2008	13.307433	5.942793	-55.34%	0
2007	9.329305	13.307433	42.64%	0
2006*	10.000000	9.329305	-6.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	9.984688	11.460443	14.78%	1,346
2011	10.106441	9.984688	-1.20%	1,346
2010	8.965123	10.106441	12.73%	1,346
2009	7.038920	8.965123	27.37%	1,346
2008	12.543105	7.038920	-43.88%	1,346
2007	12.628064	12.543105	-0.67%	1,346
2006	10.735822	12.628064	17.63%	1,346
2005	10.363157	10.735822	3.60%	1,346
2004	9.498796	10.363157	9.10%	4,542
2003	7.446930	9.498796	27.55%	4,089
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.070220	9.054158	12.19%	1,420
2011	8.227155	8.070220	-1.91%	1,420
2010	6.770438	8.227155	21.52%	1,420
2009	5.393870	6.770438	25.52%	1,420
2008	10.436772	5.393870	-48.32%	1,420
2007	8.399362	10.436772	24.26%	1,420
2006	8.033852	8.399362	4.55%	1,420
2005	7.761188	8.033852	3.51%	1,420
2004	7.673205	7.761188	1.15%	5,387
2003	5.899618	7.673205	30.06%	9,228
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.018175	12.323787	11.85%	0
2011	10.823290	11.018175	1.80%	0
2010	9.710790	10.823290	11.46%	0
2009	6.895406	9.710790	40.83%	0
2008	9.394378	6.895406	-26.60%	0
2007	9.343831	9.394378	0.54%	0
2006	8.579779	9.343831	8.91%	0
2005	8.543293	8.579779	0.43%	0
2004	7.967694	8.543293	7.22%	6,395
2003	6.406466	7.967694	24.37%	11,582
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.455203	12.801752	11.75%	0
2011	11.245070	11.455203	1.87%	0
2010	10.100374	11.245070	11.33%	0
2009	7.164231	10.100374	40.98%	0
2008	9.749568	7.164231	-26.52%	0
2007*	10.000000	9.749568	-2.50%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.756504	13.215157	3.60%	0
2011	12.147097	12.756504	5.02%	0
2010	11.516854	12.147097	5.47%	0
2009	10.164628	11.516854	13.30%	0
2008	10.736536	10.164628	-5.33%	0
2007	10.519427	10.736536	2.06%	0
2006	10.296235	10.519427	2.17%	0
2005	10.296928	10.296235	-0.01%	0
2004	10.077187	10.296928	2.18%	0
2003*	10.000000	10.077187	0.77%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.937352	11.168863	12.39%	0
2011	11.362733	9.937352	-12.54%	0
2010	9.013215	11.362733	26.07%	0
2009	6.572006	9.013215	37.15%	0
2008	11.092167	6.572006	-40.75%	0
2007	9.806795	11.092167	13.11%	0
2006*	10.000000	9.806795	-1.93%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.140591	10.791841	18.07%	1,497
2011	11.273982	9.140591	-18.92%	1,497
2010	10.186256	11.273982	10.68%	1,497
2009	8.224965	10.186256	23.85%	1,497
2008	14.959481	8.224965	-45.02%	1,497
2007	13.031869	14.959481	14.79%	1,497
2006	11.279497	13.031869	15.54%	1,497
2005	9.678616	11.279497	16.54%	1,497
2004	8.706766	9.678616	11.16%	1,497
2003	6.207036	8.706766	40.27%	1,497
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.320433	13.379733	18.19%	0
2011	13.975150	11.320433	-19.00%	0
2010	12.624873	13.975150	10.70%	0
2009	10.189818	12.624873	23.90%	0
2008	18.537412	10.189818	-45.03%	0
2007	16.146223	18.537412	14.81%	0
2006	13.974726	16.146223	15.54%	0
2005	11.996049	13.974726	16.49%	0
2004	10.790672	11.996049	11.17%	2,534
2003	7.690083	10.790672	40.32%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.323130	15.341070	24.49%	0
2011	13.801854	12.323130	-10.71%	0
2010	11.142679	13.801854	23.86%	0
2009	7.227523	11.142679	54.17%	0
2008	15.113887	7.227523	-52.18%	0
2007	14.613642	15.113887	3.42%	0
2006	12.839023	14.613642	13.82%	0
2005	12.780448	12.839023	0.46%	0
2004	11.446763	12.780448	11.65%	0
2003	7.405989	11.446763	54.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
2009	7.746080	10.288120	32.82%	0
2008	11.242463	7.746080	-31.10%	0
2007	11.063397	11.242463	1.62%	0
2006*	10.000000	11.063397	10.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.494890	11.009860	15.96%	0
2011	10.071961	9.494890	-5.73%	0
2010	8.019319	10.071961	25.60%	0
2009	6.338993	8.019319	26.51%	0
2008	9.662049	6.338993	-34.39%	0
2007	10.105944	9.662049	-4.39%	0
2006*	10.000000	10.105944	1.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	9.950586	11.028397	10.83%	0
2011	12.073298	9.950586	-17.58%	0
2010	10.488741	12.073298	15.11%	0
2009	6.202797	10.488741	69.10%	0
2008	13.380927	6.202797	-53.64%	0
2007	10.615926	13.380927	26.05%	0
2006*	10.000000	10.615926	6.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.903614	10.316879	15.87%	0
2011	10.176436	8.903614	-12.51%	0
2010	9.583583	10.176436	6.19%	0
2009	7.131437	9.583583	34.39%	0
2008	12.214802	7.131437	-41.62%	0
2007	10.803138	12.214802	13.07%	0
2006*	10.000000	10.803138	8.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.881565	16.771066	12.70%	0
2011	15.319432	14.881565	-2.86%	0
2010	13.673681	15.319432	12.04%	0
2009	11.761924	13.673681	16.25%	0
2008	11.306330	11.761924	4.03%	0
2007	10.397135	11.306330	8.74%	0
2006*	10.000000	10.397135	3.97%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	9.903600	10.999669	11.07%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.690174	-3.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.157027	22.361550	16.73%	0
2011	21.075978	19.157027	-9.10%	0
2010	19.799131	21.075978	6.45%	0
2009	16.164648	19.799131	22.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.108337	9.836567	21.31%	1,996
2011	8.895189	8.108337	-8.85%	1,996
2010	8.528645	8.895189	4.30%	1,996
2009	5.963137	8.528645	43.02%	1,996
2008	10.932359	5.963137	-45.45%	1,996
2007	8.169437	10.932359	33.82%	1,996
2006	7.643179	8.169437	6.89%	1,996
2005	6.932196	7.643179	10.26%	1,996
2004	5.999277	6.932196	15.55%	1,996
2003	5.094038	5.999277	17.77%	1,996

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.099734	4.784436	16.70%	0
2011	4.582091	4.099734	-10.53%	0
2010	3.760467	4.582091	21.85%	0
2009	2.446926	3.760467	53.68%	0
2008	4.458950	2.446926	-45.12%	0
2007	3.741031	4.458950	19.19%	0
2006	3.541860	3.741031	5.62%	0
2005	3.241370	3.541860	9.27%	0
2004	3.290581	3.241370	-1.50%	0
2003	2.293462	3.290581	43.48%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.512437	11.653538	10.85%	0
2011	15.861656	10.512437	-33.72%	0
2010	12.952781	15.861656	22.46%	0
2009	7.384616	12.952781	75.40%	0
2008	15.782874	7.384616	-53.21%	0
2007	12.587891	15.782874	25.38%	0
2006	8.763918	12.587891	43.63%	0
2005	6.780873	8.763918	29.24%	0
2004	5.832790	6.780873	16.25%	0
2003	4.426214	5.832790	31.78%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.673484	16.121533	17.90%	0
2011	13.663794	13.673484	0.07%	0
2010	11.299330	13.663794	20.93%	0
2009	9.105024	11.299330	24.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.393015	14.066259	13.50%	0
2011	12.711149	12.393015	-2.50%	0
2010	11.668249	12.711149	8.94%	0
2009	9.728326	11.668249	19.94%	0
2008	14.767554	9.728326	-34.12%	0
2007	14.014107	14.767554	5.38%	0
2006	11.872058	14.014107	18.04%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.343854	5.967966	11.68%	0
2011	5.493388	5.343854	-2.72%	0
2010	4.703038	5.493388	16.81%	0
2009	3.597364	4.703038	30.74%	0
2008	5.992165	3.597364	-39.97%	0
2007	5.117956	5.992165	17.08%	0
2006	4.921251	5.117956	4.00%	0
2005	4.717297	4.921251	4.32%	0
2004	4.452803	4.717297	5.94%	0
2003	3.424662	4.452803	30.02%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.577979	15.248983	12.31%	0
2011	13.772513	13.577979	-1.41%	0
2010	12.392072	13.772513	11.14%	0
2009*	10.000000	12.392072	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
2008	10.824700	7.445547	-31.22%	0
2007	10.412999	10.824700	3.95%	0
2006*	10.000000	10.412999	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
2007	10.395160	10.484532	0.86%	0
2006*	10.000000	10.395160	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0
2007	10.694225	11.978384	12.01%	0
2006*	10.000000	10.694225	6.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
2007	10.223017	11.203628	9.59%	0
2006*	10.000000	10.223017	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.426591	16.187044	12.20%	0
2011	14.186193	14.426591	1.69%	0
2010	12.799312	14.186193	10.84%	0
2009	8.950064	12.799312	43.01%	0
2008	12.689152	8.950064	-29.47%	0
2007	12.562376	12.689152	1.01%	0
2006	11.595056	12.562376	8.34%	0
2005	11.561839	11.595056	0.29%	0
2004	10.721266	11.561839	7.84%	2,247
2003	8.951783	10.721266	19.77%	3,288
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.926792	14.523416	12.35%	0
2011	12.712686	12.926792	1.68%	0
2010	11.469253	12.712686	10.84%	0
2009	8.015516	11.469253	43.09%	0
2008	11.381340	8.015516	-29.57%	0
2007	11.263973	11.381340	1.04%	0
2006	10.397061	11.263973	8.34%	0
2005*	10.000000	10.397061	3.97%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.237826	9.558401	16.03%	0
2011	8.610106	8.237826	-4.32%	0
2010	7.592639	8.610106	13.40%	0
2009	6.030030	7.592639	25.91%	0
2008	9.770878	6.030030	-38.29%	0
2007	10.202686	9.770878	-4.23%	0
2006	8.986278	10.202686	13.54%	0
2005	8.800065	8.986278	2.12%	0
2004	7.646162	8.800065	15.09%	0
2003	5.939149	7.646162	28.74%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.506907	8.598365	14.54%	0
2011	8.671253	7.506907	-13.43%	0
2010	7.657493	8.671253	13.24%	0
2009	5.110953	7.657493	49.83%	0
2008*	10.000000	5.110953	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.012630	9.842504	9.21%	0
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
2009	6.093352	7.850554	28.84%	0
2008*	10.000000	6.093352	-39.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.443906	12.077854	5.54%	0
2011	10.959942	11.443906	4.42%	0
2010	10.451751	10.959942	4.86%	0
2009	9.808813	10.451751	6.55%	0
2008*	10.000000	9.808813	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.179246	20.871473	14.81%	0
2011	23.908913	18.179246	-23.96%	0
2010	21.010234	23.908913	13.80%	0
2009	13.134099	21.010234	59.97%	0
2008	31.748546	13.134099	-58.63%	0
2007	22.266948	31.748546	42.58%	0
2006	16.626514	22.266948	33.92%	0
2005	12.796711	16.626514	29.93%	0
2004	10.819976	12.796711	18.27%	0
2003	6.683831	10.819976	61.88%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.286239	23.294112	14.83%	0
2011	26.686006	20.286239	-23.98%	0
2010	23.442771	26.686006	13.83%	0
2009	14.639448	23.442771	60.13%	0
2008	35.444242	14.639448	-58.70%	0
2007	24.864181	35.444242	42.55%	0
2006	18.575830	24.864181	33.85%	0
2005	14.295108	18.575830	29.95%	0
2004	12.085590	14.295108	18.28%	2,557
2003	7.467644	12.085590	61.84%	283

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.194737	15.337419	0.94%	0
2011	14.462558	15.194737	5.06%	0
2010	14.091387	14.462558	2.63%	0
2009	14.009637	14.091387	0.58%	0
2008	13.277796	14.009637	5.51%	0
2007	12.651515	13.277796	4.95%	1,413
2006	12.497968	12.651515	1.23%	1,413
2005	12.355580	12.497968	1.15%	1,413
2004	12.215658	12.355580	1.15%	0
2003	12.226769	12.215658	-0.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.677159	10.957748	13.23%	0
2011	10.948480	9.677159	-11.61%	0
2010	9.866113	10.948480	10.97%	0
2009	7.764747	9.866113	27.06%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.620773	17.683217	13.20%	0
2011	17.672839	15.620773	-11.61%	0
2010	15.928635	17.672839	10.95%	0
2009	12.540930	15.928635	27.01%	0
2008	23.728420	12.540930	-47.15%	0
2007	19.054507	23.728420	24.53%	0
2006	14.630990	19.054507	30.23%	0
2005	11.473949	14.630990	27.51%	0
2004	10.243769	11.473949	12.01%	0
2003	7.727570	10.243769	32.56%	3,086
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.059466	13.690148	13.52%	0
2011	12.815201	12.059466	-5.90%	80
2010	11.413527	12.815201	12.28%	369
2009	9.160292	11.413527	24.60%	382
2008	14.808204	9.160292	-38.14%	426
2007	14.269599	14.808204	3.77%	347
2006	12.464792	14.269599	14.48%	681
2005	11.789789	12.464792	5.73%	1,097
2004	10.555870	11.789789	11.69%	0
2003	8.172252	10.555870	29.17%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.932570	12.292258	3.01%	0
2011	11.834843	11.932570	0.83%	41
2010	11.410125	11.834843	3.72%	190
2009	10.678782	11.410125	6.85%	186
2008	11.601017	10.678782	-7.95%	171
2007	11.240282	11.601017	3.21%	231
2006	10.808627	11.240282	3.99%	425
2005	10.681004	10.808627	1.19%	607
2004	10.419761	10.681004	2.51%	0
2003	9.858342	10.419761	5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.303264	13.353368	8.54%	1,093
2011	12.565287	12.303264	-2.09%	1,198
2010	11.565861	12.565287	8.64%	1,584
2009	9.911326	11.565861	16.69%	1,590
2008	13.174998	9.911326	-24.77%	507
2007	12.731689	13.174998	3.48%	531
2006	11.672236	12.731689	9.08%	1,009
2005	11.311318	11.672236	3.19%	1,531
2004	10.542661	11.311318	7.29%	0
2003	8.965450	10.542661	17.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.319077	13.726285	11.42%	0
2011	12.849654	12.319077	-4.13%	0
2010	11.626250	12.849654	10.52%	0
2009	9.542030	11.626250	21.84%	0
2008	14.199386	9.542030	-32.80%	0
2007	13.658165	14.199386	3.96%	0
2006	12.173144	13.658165	12.20%	0
2005	11.606341	12.173144	4.88%	0
2004	10.570861	11.606341	9.80%	0
2003	8.521461	10.570861	24.05%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.363931	13.083505	5.82%	0
2011	12.367031	12.363931	-0.03%	0
2010	11.634865	12.367031	6.29%	0
2009	10.368554	11.634865	12.21%	0
2008	12.460192	10.368554	-16.79%	0
2007	12.018192	12.460192	3.68%	0
2006	11.315902	12.018192	6.21%	0
2005	11.056083	11.315902	2.35%	0
2004	10.533364	11.056083	4.96%	89
2003	9.458089	10.533364	11.37%	1,219
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.145948	15.281794	16.25%	0
2011	13.727135	13.145948	-4.23%	0
2010	12.880774	13.727135	6.57%	0
2009*	10.000000	12.880774	28.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.927786	21.778221	15.06%	0
2011	19.827635	18.927786	-4.54%	0
2010	16.039558	19.827635	23.62%	0
2009	11.974103	16.039558	33.95%	0
2008	19.241216	11.974103	-37.77%	0
2007	18.265332	19.241216	5.34%	972
2006	16.968499	18.265332	7.64%	972
2005	15.452880	16.968499	9.81%	972
2004	13.631684	15.452880	13.36%	3,908
2003	10.335306	13.631684	31.89%	3,624
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.287176	10.075720	-2.06%	0
2011	10.501875	10.287176	-2.04%	47
2010	10.721650	10.501875	-2.05%	213
2009	10.941452	10.721650	-2.01%	196
2008	10.945655	10.941452	-0.04%	160
2007	10.664869	10.945655	2.63%	128
2006	10.415600	10.664869	2.39%	201
2005	10.356664	10.415600	0.57%	371
2004	10.488319	10.356664	-1.26%	1,695
2003	10.641254	10.488319	-1.44%	2,489

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.610235	16.062989	9.94%	0
2011	14.131231	14.610235	3.39%	0
2010	13.045682	14.131231	8.32%	0
2009	10.707996	13.045682	21.83%	0
2008	13.217667	10.707996	-18.99%	0
2007	12.899216	13.217667	2.47%	0
2006	12.560707	12.899216	2.69%	0
2005	12.549283	12.560707	0.09%	0
2004	12.026120	12.549283	4.35%	1,055
2003	10.950902	12.026120	9.82%	1,708
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.026932	9.102612	13.40%	0
2011	9.041554	8.026932	-11.22%	0
2010	8.094439	9.041554	11.70%	0
2009	6.055886	8.094439	33.66%	0
2008*	10.000000	6.055886	-39.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.276818	14.097063	14.83%	0
2011	14.941092	12.276818	-17.83%	0
2010	14.374884	14.941092	3.94%	0
2009	11.303147	14.374884	27.18%	0
2008	21.503583	11.303147	-47.44%	0
2007	21.330878	21.503583	0.81%	0
2006	17.740610	21.330878	20.24%	0
2005	16.162608	17.740610	9.76%	0
2004	13.720758	16.162608	17.80%	0
2003*	10.000000	13.720758	37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.586148	9.785137	13.96%	0
2011	9.027836	8.586148	-4.89%	0
2010	7.979063	9.027836	13.14%	0
2009	6.276951	7.979063	27.12%	0
2008*	10.000000	6.276951	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.566242	11.038460	15.39%	0
2011	10.370720	9.566242	-7.76%	0
2010*	10.000000	10.370720	3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.937921	9.142537	15.18%	0
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.986549	10.113736	12.54%	0
2011	9.579435	8.986549	-6.19%	0
2010	7.711571	9.579435	24.22%	0
2009	6.193248	7.711571	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.898342	9.991851	12.29%	1,707
2011	9.507383	8.898342	-6.41%	1,707
2010	7.674790	9.507383	23.88%	1,707
2009	6.183862	7.674790	24.11%	1,707
2008*	10.000000	6.183862	-38.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.549696	10.882378	13.96%	1,687
2011	9.980860	9.549696	-4.32%	1,687
2010	8.517404	9.980860	17.18%	1,687
2009	6.664890	8.517404	27.80%	1,687
2008*	10.000000	6.664890	-33.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.479738	13.865866	11.11%	888
2011	12.823545	12.479738	-2.68%	888
2010	10.435926	12.823545	22.88%	888
2009	8.358901	10.435926	24.85%	888
2008	15.928039	8.358901	-47.52%	888
2007	14.818391	15.928039	7.49%	888
2006	14.657700	14.818391	1.10%	888
2005	13.843455	14.657700	5.88%	888
2004	12.461332	13.843455	11.09%	1,097
2003	9.475089	12.461332	31.52%	1,158
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.155678	23.777854	17.97%	0
2011	21.675806	20.155678	-7.01%	0
2010	17.478840	21.675806	24.01%	0
2009	14.138322	17.478840	23.63%	0
2008	21.275315	14.138322	-33.55%	0
2007	23.331781	21.275315	-8.81%	0
2006	20.306904	23.331781	14.90%	0
2005	20.112575	20.306904	0.97%	0
2004	17.505231	20.112575	14.89%	3,385
2003	11.393329	17.505231	53.64%	384

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	19.621202	22.197379	13.13%	911
2011	21.210157	19.621202	-7.49%	911
2010	17.278718	21.210157	22.75%	911
2009	13.095835	17.278718	31.94%	911
2008	21.631279	13.095835	-39.46%	911
2007	21.625478	21.631279	0.03%	1,943
2006	19.704712	21.625478	9.75%	1,943
2005	17.909807	19.704712	10.02%	1,943
2004	15.326226	17.909807	16.58%	4,404
2003	11.121852	15.362226	38.13%	7,954
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.494807	9.502951	11.87%	0
2011	8.626619	8.494807	-1.53%	0
2010	7.762951	8.626619	11.13%	0
2009	6.285199	7.762951	23.51%	0
2008	10.979662	6.285199	-42.76%	0
2007	10.362878	10.979662	5.95%	0
2006	9.310319	10.362878	11.31%	0
2005	8.846274	9.310319	5.25%	0
2004	8.228953	8.846274	7.50%	0
2003	6.588356	8.228953	24.90%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.493346	10.766204	13.41%	0
2011	9.099998	9.493346	4.32%	0
2010	7.136313	9.099998	27.52%	0
2009	5.568692	7.136313	28.15%	0
2008*	10.000000	5.568692	-44.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.759332	9.998952	2.46%	0
2011	9.934332	9.759332	-1.76%	0
2010	9.633124	9.934332	3.13%	0
2009	8.678151	9.633124	11.00%	0
2008	10.234147	8.678151	-15.20%	0
2007	9.973597	10.234147	2.61%	0
2006	9.771163	9.973597	2.07%	0
2005	9.833172	9.771163	-0.63%	0
2004	9.961375	9.833172	-1.29%	0
2003*	10.000000	9.961375	-0.39%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.874489	11.590605	6.59%	0
2011	11.220628	10.874489	-3.08%	0
2010	9.577069	11.220628	17.16%	0
2009	7.965140	9.577069	20.24%	0
2008	13.435723	7.965140	-40.72%	0
2007	13.648238	13.435723	-1.56%	0
2006	13.237895	13.648238	3.10%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.035204	13.082170	8.70%	0
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	20.34%	0
2009	8.183285	10.534507	28.73%	0
2008	13.796770	8.183285	-40.69%	0
2007	13.090466	13.796770	5.40%	0
2006	11.753143	13.090466	11.38%	0
2005	11.228435	11.753143	4.67%	0
2004*	10.000000	11.228435	12.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	8.868096	10.114458	14.05%	0
2011	8.955185	8.868096	-0.97%	0
2010	7.172474	8.955185	24.85%	0
2009	5.521991	7.172474	29.89%	0
2008	11.069241	5.521991	-50.11%	0
2007	10.629106	11.069241	4.14%	0
2006	10.539493	10.629106	0.85%	0
2005	9.578595	10.539493	10.03%	0
2004	8.164347	9.578595	17.32%	0
2003	6.636658	8.164347	23.02%	2,780

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.183686	21.590576	18.74%	0
2011	20.236986	18.183686	-10.15%	0
2010	17.814380	20.236986	13.60%	0
2009	13.019055	17.814380	36.83%	0
2008	22.225396	13.019055	-41.42%	0
2007	21.340637	22.225396	4.15%	0
2006	18.511544	21.340637	15.28%	0
2005	16.528020	18.511544	12.00%	0
2004	14.156384	16.528020	16.75%	173
2003*	10.000000	14.156384	41.56%	241
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.189271	13.289926	18.77%	0
2011	12.455685	11.189271	-10.17%	0
2010	10.965494	12.455685	13.59%	0
2009	8.009483	10.965494	36.91%	0
2008	13.672032	8.009483	-41.42%	0
2007	13.130042	13.672032	4.13%	2,349
2006	11.389082	13.130042	15.29%	2,349
2005	10.171389	11.389082	11.97%	2,349
2004	8.714241	10.171389	16.72%	0
2003	6.220335	8.714241	40.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.141601	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.035285	10.342737	14.47%	0
2011	9.225324	9.035285	-2.06%	0
2010	8.111630	9.225324	13.73%	0
2009	6.455455	8.111630	25.66%	0
2008	10.711597	6.455455	-39.73%	0
2007	10.473670	10.711597	2.27%	0
2006	9.295556	10.473670	12.67%	0
2005	8.954387	9.295556	3.81%	0
2004	8.351719	8.954387	7.22%	0
2003	6.728539	8.351719	24.12%	3,144
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.127862	10.548433	15.56%	0
2011	9.529363	9.127862	-4.21%	0
2010	7.883415	9.529363	20.88%	0
2009	5.866406	7.883415	34.38%	0
2008	9.633917	5.866406	-39.11%	0
2007	9.957149	9.633917	-3.25%	0
2006*	10.000000	9.957149	-0.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	10.974537	11.763771	7.19%	0
2011	10.604660	10.974537	3.49%	0
2010	10.104598	10.604660	4.95%	0
2009	9.408588	10.104598	7.40%	0
2008	10.697155	9.408588	-12.05%	0
2007	10.357423	10.697155	3.28%	0
2006*	10.000000	10.357423	3.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	28.336607	32.739470	15.54%	0
2011	27.027260	28.336607	4.84%	0
2010	25.142559	27.027260	7.50%	0
2009	19.713247	25.142559	27.54%	0
2008	23.671112	19.713247	-16.72%	0
2007	22.687213	23.671112	4.34%	0
2006	20.901775	22.687213	8.54%	0
2005	19.009151	20.901775	9.96%	0
2004	17.632719	19.009151	7.81%	0
2003	14.078556	17.632719	25.25%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	23.395184	29.745060	27.14%	0
2011	32.162383	23.395184	-27.26%	0
2010	25.886642	32.162383	24.24%	0
2009	12.397051	25.886642	108.81%	0
2008	35.938253	12.397051	-65.50%	0
2007	26.664251	35.938253	34.78%	0
2006	19.514028	26.664251	36.64%	0
2005	15.092033	19.514028	29.30%	0
2004	12.238984	15.092033	23.31%	0
2003	8.103520	12.238984	51.03%	2,888

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	34.079728	34.509576	1.26%	0
2011	41.642607	34.079728	-18.16%	0
2010	32.895991	41.642607	26.59%	0
2009	21.318828	32.895991	54.30%	0
2008	40.401384	21.318828	-47.23%	0
2007	28.379415	40.401384	42.36%	0
2006	23.271834	28.379415	21.95%	0
2005	15.663404	23.271834	48.57%	0
2004	12.872243	15.663404	21.68%	0
2003	9.076418	12.872243	41.82%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.591019	-4.09%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.109546	15.963906	5.65%	0
2011	16.168409	15.109546	-6.55%	0
2010	13.020541	16.168409	24.18%	0
2009*	10.000000	13.020541	30.21%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.943503	17.330840	15.98%	0
2011	16.703707	14.943503	-10.54%	0
2010	13.477943	16.703707	23.93%	0
2009	9.650424	13.477943	39.66%	0
2008	15.342380	9.650424	-37.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.081241	13.751713	5.13%	0
2011	11.956690	13.081241	9.41%	0
2010	11.618354	11.956690	2.91%	4,431
2009	10.767674	11.618354	7.90%	4,488
2008	11.176197	10.767674	-3.66%	4,559
2007	10.427272	11.176197	7.18%	4,609
2006	10.483909	10.427272	-0.54%	5,324
2005	10.543412	10.483909	-0.56%	5,324
2004	10.178146	10.543412	3.59%	3,178
2003*	10.000000	10.178146	1.78%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.050902	10.166829	12.33%	0
2011	8.965612	9.050902	0.95%	0
2010	8.022810	8.965612	11.75%	2,270
2009	6.939169	8.022810	15.62%	2,299
2008	10.836164	6.939169	-35.96%	2,336
2007	11.077381	10.836164	-2.18%	2,361
2006	9.663109	11.077381	14.64%	1,886
2005	9.432928	9.663109	2.44%	1,886
2004	8.527274	9.432928	10.62%	1,176
2003	6.733511	8.527274	26.64%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.247997	12.809172	13.88%	0
2011	11.569037	11.247997	-2.77%	0
2010	9.909128	11.569037	16.75%	0
2009	7.789199	9.909128	27.22%	0
2008	10.517249	7.789199	-25.94%	0
2007	10.997667	10.517249	-4.37%	0
2006*	10.000000	10.997667	9.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	13.985180	15.846025	13.31%	0
2011	14.204636	13.985180	-1.54%	0
2010	11.530934	14.204636	23.19%	0
2009	9.420664	11.530934	22.40%	0
2008	13.929190	9.420664	-32.37%	0
2007	14.323491	13.929190	-2.75%	0
2006	12.787130	14.323491	12.01%	0
2005	12.179584	12.787130	4.99%	0
2004	10.206952	12.179584	19.33%	0
2003	7.566849	10.206952	34.89%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.447279	8.163563	9.62%	0
2011	7.538748	7.447279	-1.21%	0
2010	6.706680	7.538748	12.41%	0
2009	5.121674	6.706680	30.95%	0
2008	7.978229	5.121674	-35.80%	0
2007	7.561602	7.978229	5.51%	0
2006	7.072621	7.561602	6.91%	0
2005	6.971818	7.072621	1.45%	0
2004	6.704934	6.971818	3.98%	0
2003	5.435261	6.704934	23.36%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.667675	9.820647	13.30%	0
2011	8.690040	8.667675	-0.26%	0
2010	7.729386	8.690040	12.43%	0
2009	6.249437	7.729386	23.68%	0
2008	10.155803	6.249437	-38.46%	0
2007	9.856846	10.155803	3.03%	0
2006	8.716741	9.856846	13.08%	0
2005	8.504178	8.716741	2.50%	2,262
2004	7.851143	8.504178	8.32%	3,695
2003	6.247385	7.851143	25.67%	4,414
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.631310	11.493095	8.11%	0
2011	9.961116	10.631310	6.73%	0
2010	8.823129	9.961116	12.90%	1,804
2009	7.353512	8.823129	19.99%	1,827
2008	10.662306	7.353512	-31.03%	1,856
2007	10.167097	10.662306	4.87%	1,877
2006	8.915498	10.167097	14.04%	3,896
2005	8.724234	8.915498	2.19%	3,896
2004	8.483273	8.724234	2.84%	2,388
2003	7.151207	8.483273	18.63%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.695861	15.785166	7.41%	0
2011	14.676700	14.695861	0.13%	0
2010	13.816433	14.676700	6.23%	0
2009	11.718085	13.816433	17.91%	0
2008	12.910334	11.718085	-9.23%	0
2007	12.514992	12.910334	3.16%	0
2006	12.272872	12.514992	1.97%	0
2005	12.374856	12.272872	-0.82%	0
2004	12.198720	12.374856	1.44%	0
2003	11.907225	12.198720	2.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.682298	11.679458	9.33%	0
2011	10.942024	10.682298	-2.37%	0
2010	9.913861	10.942024	10.37%	0
2009	8.156466	9.913861	21.55%	0
2008	11.120134	8.156466	-26.65%	0
2007	10.455955	11.120134	6.35%	0
2006*	10.000000	10.455955	4.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.182707	11.283023	10.81%	0
2011	10.518974	10.182707	-3.20%	0
2010	9.382126	10.518974	12.12%	0
2009	7.441866	9.382126	26.07%	0
2008	11.297277	7.441866	-34.13%	0
2007	10.475826	11.297277	7.84%	0
2006*	10.000000	10.475826	4.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.640111	10.898317	13.05%	0
2011	10.119321	9.640111	-4.74%	0
2010	8.910551	10.119321	13.57%	0
2009	6.926459	8.910551	28.65%	0
2008	11.425874	6.926459	-39.38%	0
2007	10.495859	11.425874	8.86%	0
2006*	10.000000	10.495859	4.96%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.283384	9.518232	2.53%	0
2011	10.002226	9.283384	-7.19%	0
2010	8.574068	10.002226	16.66%	0
2009	5.934691	8.574068	44.47%	0
2008	13.296094	5.934691	-55.37%	0
2007	9.326138	13.296094	42.57%	0
2006*	10.000000	9.326138	-6.74%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	9.920354	11.380773	14.72%	0
2011	10.046430	9.920354	-1.25%	0
2010	8.916451	10.046430	12.67%	0
2009	7.004275	8.916451	27.30%	0
2008	12.487770	7.004275	-43.91%	0
2007	12.578810	12.487770	-0.72%	0
2006	10.699388	12.578810	17.57%	0
2005	10.333244	10.699388	3.54%	0
2004	9.476212	10.333244	9.04%	314
2003	7.433007	9.476212	27.49%	314
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.018221	8.991213	12.13%	0
2011	8.178303	8.018221	-1.96%	0
2010	6.733667	8.178303	21.45%	0
2009	5.367319	6.733667	25.46%	0
2008	10.390708	5.367319	-48.35%	0
2007	8.366586	10.390708	24.19%	0
2006	8.006583	8.366586	4.50%	0
2005	7.738767	8.006583	3.46%	0
2004	7.654950	7.738767	1.09%	0
2003	5.888587	7.654950	30.00%	11,893
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	10.947142	12.238073	11.79%	0
2011	10.758979	10.947142	1.75%	0
2010	9.658026	10.758979	11.40%	0
2009	6.861448	9.658026	40.76%	0
2008	9.352908	6.861448	-26.64%	0
2007	9.307362	9.352908	0.49%	0
2006	8.550640	9.307362	8.85%	0
2005	8.518596	8.550640	0.38%	317
2004	7.948720	8.518596	7.17%	1,242
2003	6.394476	7.948720	24.31%	897
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.427944	12.764752	11.70%	0
2011	11.224034	11.427944	1.82%	0
2010	10.086630	11.224034	11.28%	0
2009	7.158124	10.086630	40.91%	0
2008	9.746231	7.158124	-26.55%	0
2007*	10.000000	9.746231	-2.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.700161	13.150047	3.54%	0
2011	12.099603	12.700161	4.96%	0
2010	11.477678	12.099603	5.42%	5,240
2009	10.135231	11.477678	13.25%	5,307
2008	10.710950	10.135231	-5.38%	5,391
2007	10.499745	10.710950	2.01%	5,451
2006	10.282213	10.499745	2.12%	3,844
2005	10.288147	10.282213	-0.06%	6,118
2004	10.073745	10.288147	2.13%	4,776
2003*	10.000000	10.073745	0.74%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.908615	11.130861	12.34%	0
2011	11.335641	9.908615	-12.59%	0
2010	8.996320	11.335641	26.00%	0
2009	6.563035	8.996320	37.08%	0
2008	11.082712	6.563035	-40.78%	0
2007	9.803474	11.082712	13.05%	0
2006*	10.000000	9.803474	-1.97%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.081705	10.716836	18.00%	0
2011	11.207077	9.081705	-18.96%	0
2010	10.130962	11.207077	10.62%	0
2009	8.184488	10.130962	23.78%	0
2008	14.893482	8.184488	-45.05%	0
2007	12.981048	14.893482	14.73%	0
2006	11.241226	12.981048	15.48%	0
2005	9.650675	11.241226	16.48%	0
2004	8.686067	9.650675	11.11%	0
2003	6.195433	8.686067	40.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.264658	13.307007	18.13%	0
2011	13.913393	11.264658	-19.04%	0
2010	12.575496	13.913393	10.64%	1,406
2009	10.155150	12.575496	23.83%	1,424
2008	18.483807	10.155150	-45.06%	1,447
2007	16.107796	18.483807	14.75%	1,463
2006	13.948578	16.107796	15.48%	2,876
2005	11.979699	13.948578	16.44%	2,876
2004	10.781464	11.979699	11.11%	1,818
2003	7.687444	10.781464	40.25%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.262402	15.257667	24.43%	0
2011	13.740839	12.262402	-10.76%	0
2010	11.099078	13.740839	23.80%	0
2009	7.202924	11.099078	54.09%	0
2008	15.070195	7.202924	-52.20%	0
2007	14.578869	15.070195	3.37%	0
2006	12.815008	14.578869	13.76%	0
2005	12.763043	12.815008	0.41%	0
2004	11.437016	12.763043	11.59%	0
2003	7.403455	11.437016	54.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	0
2010	10.268844	11.327373	10.31%	0
2009	7.735514	10.268844	32.75%	0
2008	11.232890	7.735514	-31.14%	0
2007	11.059653	11.232890	1.57%	0
2006*	10.000000	11.059653	10.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.467445	10.972430	15.90%	0
2011	10.047973	9.467445	-5.78%	0
2010	8.004299	10.047973	25.53%	0
2009	6.330352	8.004299	26.44%	0
2008	9.653812	6.330352	-34.43%	0
2007	10.102516	9.653812	-4.44%	0
2006*	10.000000	10.102516	1.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	9.921849	10.990914	10.77%	0
2011	12.044561	9.921849	-17.62%	0
2010	10.469114	12.044561	15.05%	0
2009	6.194345	10.469114	69.01%	0
2008	13.369543	6.194345	-53.67%	0
2007	10.612336	13.369543	25.98%	0
2006*	10.000000	10.612336	6.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.877879	10.281783	15.81%	0
2011	10.152203	8.877879	-12.55%	0
2010	9.565642	10.152203	6.13%	0
2009	7.121715	9.565642	34.32%	0
2008	12.204408	7.121715	-41.65%	0
2007	10.799482	12.204408	13.01%	0
2006*	10.000000	10.799482	7.99%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.838566	16.714057	12.64%	0
2011	15.282949	14.838566	-2.91%	0
2010	13.648082	15.282949	11.98%	0
2009	11.745902	13.648082	16.19%	0
2008	11.296695	11.745902	3.98%	0
2007	10.393609	11.296695	8.69%	0
2006*	10.000000	10.393609	3.94%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	9.854865	10.939942	11.01%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.686824	-3.13%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.049874	22.225107	16.67%	0
2011	20.968773	19.049874	-9.15%	0
2010	19.708466	20.968773	6.39%	0
2009	16.098843	19.708466	22.42%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.059112	9.771847	21.25%	0
2011	8.845688	8.059112	-8.89%	0
2010	8.485500	8.845688	4.24%	0
2009	5.936001	8.485500	42.95%	0
2008	10.888188	5.936001	-45.48%	0
2007	8.140610	10.888188	33.75%	0
2006	7.620090	8.140610	6.83%	0
2005	6.914774	7.620090	10.20%	0
2004	5.987242	6.914774	15.49%	0
2003	5.086420	5.987242	17.71%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.074849	4.752960	16.64%	0
2011	4.556593	4.074849	-10.57%	0
2010	3.741433	4.556593	21.79%	0
2009	2.435792	3.741433	53.60%	0
2008	4.440934	2.435792	-45.15%	0
2007	3.727828	4.440934	19.13%	0
2006	3.531163	3.727828	5.57%	0
2005	3.233225	3.531163	9.21%	0
2004	3.283989	3.233225	-1.55%	0
2003	2.290027	3.283989	43.40%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.448598	11.576847	10.80%	0
2011	15.773394	10.448598	-33.76%	0
2010	12.887263	15.773394	22.40%	0
2009	7.351018	12.887263	75.31%	0
2008	15.719127	7.351018	-53.24%	0
2007	12.543482	15.719127	25.32%	0
2006	8.737444	12.543482	43.56%	0
2005	6.763818	8.737444	29.18%	0
2004	5.821088	6.763818	16.20%	0
2003	4.419582	5.821088	31.71%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.620097	16.050384	17.84%	0
2011	13.617397	13.620097	0.02%	0
2010	11.266703	13.617397	20.86%	0
2009	9.083373	11.266703	24.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.331947	13.989788	13.44%	0
2011	12.654959	12.331947	-2.55%	0
2010	11.622595	12.654959	8.88%	0
2009	9.695212	11.622595	19.88%	0
2008	14.724838	9.695212	-34.16%	0
2007	13.980746	14.724838	5.32%	0
2006	11.849834	13.980746	17.98%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.309412	5.926472	11.62%	0
2011	5.460777	5.309412	-2.77%	0
2010	4.677503	5.460777	16.75%	0
2009	3.579656	4.677503	30.67%	0
2008	5.965717	3.579656	-40.00%	0
2007	5.097975	5.965717	17.02%	0
2006	4.904526	5.097975	3.94%	0
2005	4.703664	4.904526	4.27%	0
2004	4.442208	4.703664	5.89%	0
2003	3.418252	4.442208	29.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.559509	15.220447	12.25%	0
2011	13.760787	13.559509	-1.46%	0
2010	12.387847	13.760787	11.08%	0
2009*	10.000000	12.387847	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.735254	11.028213	13.28%	0
2011	9.852092	9.735254	-1.19%	0
2010	8.983685	9.852092	9.67%	0
2009	7.435416	8.983685	20.82%	0
2008	10.815492	7.435416	-31.25%	0
2007	10.409468	10.815492	3.90%	0
2006*	10.000000	10.409468	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0
2007	10.391646	10.475613	0.81%	0
2006*	10.000000	10.391646	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0
2007	10.690610	11.968200	11.95%	0
2006*	10.000000	10.690610	6.91%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	0
2009	6.113361	8.306090	35.87%	0
2008	11.194081	6.113361	-45.39%	0
2007	10.219554	11.194081	9.54%	0
2006*	10.000000	10.219554	2.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
2007*	10.000000	9.752934	-2.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.333597	16.074489	12.15%	0
2011	14.101949	14.333597	1.64%	0
2010	12.729796	14.101949	10.78%	0
2009	8.905997	12.729796	42.94%	0
2008	12.633128	8.905997	-29.50%	0
2007	12.513336	12.633128	0.96%	0
2006	11.555665	12.513336	8.29%	0
2005	11.528431	11.555665	0.24%	0
2004	10.695756	11.528431	7.79%	0
2003	8.935042	10.695756	19.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.882880	14.466680	12.29%	0
2011	12.675948	12.882880	1.63%	0
2010	11.441954	12.675948	10.78%	0
2009	8.000530	11.441954	43.01%	0
2008	11.365871	8.000530	-29.61%	0
2007	11.254436	11.365871	0.99%	0
2006	10.393547	11.254436	8.28%	0
2005*	10.000000	10.393547	3.94%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.184717	9.491927	15.97%	0
2011	8.558961	8.184717	-4.37%	0
2010	7.551387	8.558961	13.34%	3,764
2009	6.000337	7.551387	25.85%	3,812
2008	9.727744	6.000337	-38.32%	3,873
2007	10.162857	9.727744	-4.28%	3,916
2006	8.955757	10.162857	13.48%	2,078
2005	8.774641	8.955757	2.06%	2,078
2004	7.627962	8.774641	15.03%	1,304
2003	5.928033	7.627962	28.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.492851	8.577867	14.48%	0
2011	8.659424	7.492851	-13.47%	0
2010	7.650949	8.659424	13.18%	0
2009	5.109202	7.650949	49.75%	0
2008*	10.000000	5.109202	-48.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.995753	9.819051	9.15%	0
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
2009	6.091263	7.843856	28.77%	0
2008*	10.000000	6.091263	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.646172	10.487632	8.72%	0
2011	9.986977	9.646172	-3.41%	0
2010	9.239626	9.986977	8.09%	0
2009	7.876573	9.239626	17.31%	0
2008*	10.000000	7.876573	-21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.352918	10.288671	10.00%	0
2011	9.781278	9.352918	-4.38%	0
2010	8.970926	9.781278	9.03%	0
2009	7.514175	8.970926	19.39%	0
2008*	10.000000	7.514175	-24.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.422510	12.049100	5.49%	0
2011	10.945024	11.422510	4.36%	0
2010	10.442863	10.945024	4.81%	0
2009	9.805483	10.442863	6.50%	0
2008*	10.000000	9.805483	-1.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.075139	20.741327	14.75%	0
2011	23.784126	18.075139	-24.00%	0
2010	20.911238	23.784126	13.74%	0
2009	13.078884	20.911238	59.89%	0
2008	31.631293	13.078884	-58.65%	0
2007	22.196097	31.631293	42.51%	0
2006	16.582052	22.196097	33.86%	0
2005	12.768976	16.582052	29.86%	0
2004	10.802038	12.768976	18.21%	0
2003	6.676154	10.802038	61.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.186322	23.167513	14.77%	0
2011	26.568120	20.186322	-24.02%	0
2010	23.351122	26.568120	13.78%	432
2009	14.589664	23.351122	60.05%	438
2008	35.341831	14.589664	-58.72%	445
2007	24.805062	35.341831	42.48%	449
2006	18.541093	24.805062	33.78%	0
2005	14.275630	18.541093	29.88%	0
2004	12.075292	14.275630	18.22%	0
2003	7.465081	12.075292	61.76%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.096821	15.230769	0.89%	0
2011	14.376684	15.096821	5.01%	0
2010	14.014873	14.376684	2.58%	0
2009	13.940684	14.014873	0.53%	0
2008	13.219192	13.940684	5.46%	9
2007	12.602135	13.219192	4.90%	9
2006	12.455530	12.602135	1.18%	9
2005	12.319888	12.455530	1.10%	1,485
2004	12.186606	12.319888	1.09%	2,396
2003	12.203933	12.186606	-0.14%	2,409
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.621794	10.889479	13.18%	0
2011	10.891397	9.621794	-11.66%	0
2010	9.819680	10.891397	10.91%	0
2009	7.732144	9.819680	27.00%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.543841	17.587130	13.15%	0
2011	17.594772	15.543841	-11.66%	0
2010	15.866370	17.594772	10.89%	0
2009	12.498283	15.866370	26.95%	0
2008	23.659857	12.498283	-47.18%	0
2007	19.009209	23.659857	24.47%	0
2006	14.603641	19.009209	30.17%	0
2005	11.458329	14.603641	27.45%	0
2004	10.235035	11.458329	11.95%	0
2003	7.724922	10.235035	32.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
2007	10.809622	11.574863	7.08%	0
2006*	10.000000	10.809622	8.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.998455	13.613905	13.46%	0
2011	12.756868	11.998455	-5.95%	0
2010	11.367379	12.756868	12.22%	0
2009	9.127916	11.367379	24.53%	0
2008	14.763434	9.127916	-38.17%	0
2007	14.233770	14.763434	3.72%	0
2006	12.439821	14.233770	14.42%	0
2005	11.772148	12.439821	5.67%	0
2004	10.545460	11.772148	11.63%	0
2003	8.168360	10.545460	29.10%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.872227	12.223839	2.96%	0
2011	11.780992	11.872227	0.77%	0
2010	11.363998	11.780992	3.67%	0
2009	10.641051	11.363998	6.79%	0
2008	11.565930	10.641051	-8.00%	0
2007	11.212035	11.565930	3.16%	0
2006	10.786946	11.212035	3.94%	0
2005	10.665010	10.786946	1.14%	0
2004	10.409473	10.665010	2.45%	0
2003	9.853651	10.409473	5.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.241032	13.279033	8.48%	0
2011	12.508109	12.241032	-2.14%	0
2010	11.519104	12.508109	8.59%	0
2009	9.876294	11.519104	16.63%	0
2008	13.135149	9.876294	-24.81%	0
2007	12.699711	13.135149	3.43%	0
2006	11.648839	12.699711	9.02%	0
2005	11.294395	11.648839	3.14%	0
2004	10.532259	11.294395	7.24%	0
2003	8.961185	10.532259	17.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.256770	13.649868	11.37%	0
2011	12.791175	12.256770	-4.18%	0
2010	11.579252	12.791175	10.47%	0
2009	9.508317	11.579252	21.78%	0
2008	14.156450	9.508317	-32.83%	0
2007	13.623857	14.156450	3.91%	0
2006	12.148749	13.623857	12.14%	0
2005	11.588986	12.148749	4.83%	0
2004	10.560445	11.588986	9.74%	0
2003	8.517407	10.560445	23.99%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.301439	13.010715	5.77%	0
2011	12.310796	12.301439	-0.08%	0
2010	11.587882	12.310796	6.24%	0
2009	10.331947	11.587882	12.16%	0
2008	12.422545	10.331947	-16.83%	0
2007	11.988026	12.422545	3.62%	0
2006	11.293234	11.988026	6.15%	0
2005	11.039557	11.293234	2.30%	0
2004	10.522984	11.039557	4.91%	0
2003	9.453586	10.522984	11.31%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.128077	15.253215	16.19%	0
2011	13.715470	13.128077	-4.28%	0
2010	12.876384	13.715470	6.52%	0
2009*	10.000000	12.876384	28.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.805798	21.626789	15.00%	1,556
2011	19.709896	18.805798	-4.59%	1,556
2010	15.952449	19.709896	23.55%	2,130
2009	11.915159	15.952449	33.88%	2,137
2008	19.156302	11.915159	-37.80%	2,726
2007	18.194066	19.156302	5.29%	2,833
2006	16.910913	18.194066	7.59%	4,393
2005	15.408276	16.910913	9.75%	4,393
2004	13.599282	15.408276	13.30%	3,650
2003	10.315991	13.599282	31.83%	9,227
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.220847	10.005629	-2.11%	0
2011	10.439472	10.220847	-2.09%	0
2010	10.663389	10.439472	-2.10%	916
2009	10.887553	10.663389	-2.06%	3,499
2008	10.897300	10.887553	-0.09%	942
2007	10.623206	10.897300	2.58%	952
2006	10.380196	10.623206	2.34%	1,897
2005	10.326717	10.380196	0.52%	3,685
2004	10.463331	10.326717	-1.31%	1,138
2003	10.621324	10.463331	-1.49%	2,869

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.516142	15.951367	9.89%	0
2011	14.047369	14.516142	3.34%	0
2010	12.974880	14.047369	8.27%	0
2009	10.655312	12.974880	21.77%	0
2008	13.159351	10.655312	-19.03%	0
2007	12.848901	13.159351	2.42%	0
2006	12.518094	12.848901	2.64%	0
2005	12.513070	12.518094	0.04%	0
2004	11.997543	12.513070	4.30%	0
2003	10.930457	11.997543	9.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.011913	9.080939	13.34%	0
2011	9.029241	8.011913	-11.27%	0
2010	8.087538	9.029241	11.64%	0
2009	6.053818	8.087538	33.59%	0
2008*	10.000000	6.053818	-39.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.222607	14.027632	14.77%	0
2011	14.882708	12.222607	-17.87%	0
2010	14.326019	14.882708	3.89%	1,406
2009	11.270475	14.326019	27.11%	1,424
2008	21.452418	11.270475	-47.46%	1,446
2007	21.291051	21.452418	0.76%	1,462
2006	17.716509	21.291051	20.18%	1,108
2005	16.148871	17.716509	9.71%	1,108
2004	13.716090	16.148871	17.74%	713
2003*	10.000000	13.716090	37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.570108	9.761866	13.91%	0
2011	9.015564	8.570108	-4.94%	0
2010	7.972276	9.015564	13.09%	2,989
2009	6.274804	7.972276	27.05%	3,027
2008*	10.000000	6.274804	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.558087	11.023405	15.33%	0
2011	10.367168	9.558087	-7.80%	0
2010*	10.000000	10.367168	3.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.969733	10.089645	12.49%	0
2011	9.566392	8.969733	-6.24%	0
2010	7.704994	9.566392	24.16%	1,946
2009	6.191135	7.704994	24.45%	1,971
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.881687	9.968046	12.23%	2,916
2011	9.494444	8.881687	-6.45%	2,916
2010	7.668251	9.494444	23.81%	2,916
2009	6.181744	7.668251	24.05%	2,916
2008*	10.000000	6.181744	-38.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	0
2009	6.662616	8.510135	27.73%	0
2008*	10.000000	6.662616	-33.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.399288	13.769426	11.05%	0
2011	12.747378	12.399288	-2.73%	0
2010	10.379235	12.747378	22.82%	0
2009	8.317740	10.379235	24.78%	0
2008	15.857723	8.317740	-47.55%	0
2007	14.760544	15.857723	7.43%	0
2006	14.607915	14.760544	1.04%	0
2005	13.803450	14.607915	5.83%	0
2004	12.431672	13.803450	11.03%	0
2003	9.457357	12.431672	31.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.025792	23.612536	17.91%	0
2011	21.547114	20.025792	-7.06%	0
2010	17.383929	21.547114	23.95%	0
2009	14.068725	17.383929	23.56%	0
2008	21.181424	14.068725	-33.58%	0
2007	23.240748	21.181424	-8.86%	0
2006	20.237978	23.240748	14.84%	0
2005	20.054519	20.237978	0.91%	0
2004	17.463621	20.054519	14.84%	0
2003	11.372033	17.463621	53.57%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	19.494691	22.042961	13.07%	0
2011	21.084151	19.494691	-7.54%	0
2010	17.184831	21.084151	22.69%	335
2009	13.031335	17.184831	31.87%	339
2008	21.535769	13.031335	-39.49%	345
2007	21.541052	21.535769	-0.02%	349
2006	19.637782	21.541052	9.69%	1,002
2005	17.858063	19.637782	9.97%	1,002
2004	15.325664	17.858063	16.52%	647
2003	11.101037	15.325664	38.06%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.440043	9.436856	11.81%	2,384
2011	8.575366	8.440043	-1.58%	2,384
2010	7.720756	8.575366	11.07%	2,384
2009	6.254228	7.720756	23.45%	2,384
2008	10.931147	6.254228	-42.79%	2,384
2007	10.322396	10.931147	5.90%	2,538
2006	9.278688	10.322396	11.25%	2,698
2005	8.820712	9.278688	5.19%	2,698
2004	8.209369	8.820712	7.45%	2,698
2003	6.576030	8.209369	24.84%	2,551
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.475533	10.740512	13.35%	0
2011	9.087555	9.475533	4.27%	0
2010	7.130197	9.087555	27.45%	1,088
2009	5.566771	7.130197	28.08%	1,102
2008*	10.000000	5.566771	-44.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
2009*	10.000000	12.851162	28.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.716253	9.949728	2.40%	0
2011	9.895523	9.716253	-1.81%	0
2010	9.600383	9.895523	3.07%	3,489
2009	8.653074	9.600383	10.95%	3,534
2008	10.209798	8.653074	-15.25%	3,590
2007	9.954980	10.209798	2.56%	3,629
2006	9.757891	9.954980	2.02%	0
2005	9.824818	9.757891	-0.68%	0
2004	9.957976	9.824818	-1.34%	0
2003*	10.000000	9.957976	-0.42%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.820966	11.527661	6.53%	0
2011	11.171080	10.820966	-3.13%	0
2010	9.539643	11.171080	17.10%	0
2009	7.938066	9.539643	20.18%	0
2008	13.396903	7.938066	-40.75%	0
2007	13.615795	13.396903	-1.61%	0
2006	13.213153	13.615795	3.05%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.988232	13.024443	8.64%	0
2011	12.634061	11.988232	-5.11%	0
2010	10.504105	12.634061	20.28%	0
2009	8.163823	10.504105	28.67%	0
2008	13.771010	8.163823	-40.72%	0
2007	13.072738	13.771010	5.34%	0
2006	11.743204	13.072738	11.32%	0
2005	11.224655	11.743204	4.62%	0
2004*	10.000000	11.224655	12.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	8.810960	10.044152	14.00%	0
2011	8.902031	8.810960	-1.02%	0
2010	7.133537	8.902031	24.79%	0
2009	5.494813	7.133537	29.82%	0
2008	11.020395	5.494813	-50.14%	890
2007	10.587644	11.020395	4.09%	890
2006	10.503716	10.587644	0.80%	890
2005	9.550936	10.503716	9.98%	890
2004	8.144921	9.550936	17.26%	890
2003	6.624244	8.144921	22.96%	890

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.103419	21.484282	18.68%	75
2011	20.157937	18.103419	-10.19%	75
2010	17.753846	20.157937	13.54%	75
2009	12.981440	17.753846	36.76%	75
2008	22.172529	12.981440	-41.45%	75
2007	21.300790	22.172529	4.09%	80
2006	18.486390	21.300790	15.22%	85
2005	16.513972	18.486390	11.94%	85
2004	14.151574	16.513972	16.69%	85
2003*	10.000000	14.151574	41.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.122788	13.204197	18.71%	2,369
2011	12.388006	11.122788	-10.21%	2,369
2010	10.911468	12.388006	13.53%	2,369
2009	7.974083	10.911468	36.84%	2,369
2008	13.618564	7.974083	-41.45%	2,369
2007	13.085416	13.618564	4.07%	2,522
2006	11.356156	13.085416	15.23%	2,681
2005	10.147146	11.356156	11.91%	2,681
2004	8.697915	10.147146	16.66%	2,681
2003	6.211849	8.697915	40.02%	2,681
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.140669	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	8.977043	10.270817	14.41%	0
2011	9.170526	8.977043	-2.11%	0
2010	8.067561	9.170526	13.67%	0
2009	6.423663	8.067561	25.59%	0
2008	10.664296	6.423663	-39.76%	0
2007	10.432775	10.664296	2.22%	0
2006	9.263984	10.432775	12.62%	0
2005	8.928513	9.263984	3.76%	0
2004	8.331849	8.928513	7.16%	340
2003	6.715954	8.331849	24.06%	340
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.101467	10.512565	15.50%	0
2011	9.506650	9.101467	-4.26%	0
2010	7.868634	9.506650	20.82%	0
2009	5.858400	7.868634	34.31%	0
2008	9.625704	5.858400	-39.14%	0
2007	9.953774	9.625704	-3.30%	0
2006*	10.000000	9.953774	-0.46%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	0
2009*	10.000000	10.890926	8.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	10.942818	11.723759	7.14%	0
2011	10.579401	10.942818	3.44%	0
2010	10.085689	10.579401	4.90%	0
2009	9.395771	10.085689	7.34%	0
2008	10.688043	9.395771	-12.09%	0
2007	10.353910	10.688043	3.23%	0
2006*	10.000000	10.353910	3.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	28.154065	32.511918	15.48%	0
2011	26.866824	28.154065	4.79%	0
2010	25.006064	26.866824	7.44%	0
2009	19.616237	25.006064	27.48%	0
2008	23.566661	19.616237	-16.76%	420
2007	22.598697	23.566661	4.28%	420
2006	20.830834	22.598697	8.49%	420
2005	18.954277	20.830834	9.90%	420
2004	17.590800	18.954277	7.75%	420
2003	14.052254	17.590800	25.18%	420
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	23.244444	29.538293	27.08%	0
2011	31.971478	23.244444	-27.30%	0
2010	25.746103	31.971478	24.18%	0
2009	12.336027	25.746103	108.71%	0
2008	35.779705	12.336027	-65.52%	0
2007	26.560240	35.779705	34.71%	0
2006	19.447799	26.560240	36.57%	0
2005	15.048471	19.447799	29.23%	0
2004	12.209884	15.048471	23.25%	0
2003	8.088367	12.209884	50.96%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.860125	34.269654	1.21%	0
2011	41.395375	33.860125	-18.20%	0
2010	32.717365	41.395375	26.52%	0
2009	21.213903	32.717365	54.23%	0
2008	40.223141	21.213903	-47.26%	0
2007	28.268718	40.223141	42.29%	0
2006	23.192864	28.268718	21.89%	0
2005	15.618187	23.192864	48.50%	0
2004	12.841633	15.618187	21.62%	0
2003	9.059454	12.841633	41.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.587752	-4.12%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.089024	15.934051	5.60%	0
2011	16.154674	15.089024	-6.60%	0
2010	13.016111	16.154674	24.11%	0
2009*	10.000000	13.016111	30.16%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.723614	17.049594	15.80%	0
2011	16.483132	14.723614	-10.67%	0
2010	13.320343	16.483132	23.74%	0
2009	9.552223	13.320343	39.45%	0
2008	15.209622	9.552223	-37.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.908526	13.549305	4.96%	0
2011	11.816879	12.908526	9.24%	0
2010	11.500113	11.816879	2.75%	0
2009	10.674445	11.500113	7.73%	0
2008	11.096433	10.674445	-3.80%	0
2007	10.368826	11.096433	7.02%	0
2006	10.441102	10.368826	-0.69%	0
2005	10.516428	10.441102	-0.72%	0
2004	10.167675	10.516428	3.43%	0
2003*	10.000000	10.167675	1.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	8.409701	9.432069	12.16%	0
2011	8.343210	8.409701	0.80%	0
2010	7.477302	8.343210	11.58%	0
2009	6.477256	7.477302	15.44%	0
2008	10.130404	6.477256	-36.06%	0
2007	10.371892	10.130404	-2.33%	0
2006	9.061513	10.371892	14.46%	0
2005	8.859195	9.061513	2.28%	0
2004	8.020916	8.859195	10.45%	0
2003	6.343370	8.020916	26.45%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.150678	12.678846	13.70%	0
2011	11.486505	11.150678	-2.92%	0
2010	9.853515	11.486505	16.57%	0
2009	7.757379	9.853515	27.02%	0
2008	10.490382	7.757379	-26.05%	0
2007	10.986503	10.490382	-4.52%	0
2006*	10.000000	10.986503	9.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	13.779417	15.588913	13.13%	0
2011	14.017079	13.779417	-1.70%	0
2010	11.396127	14.017079	23.00%	0
2009	9.324820	11.396127	22.21%	0
2008	13.808682	9.324820	-32.47%	0
2007	14.221505	13.808682	-2.90%	0
2006	12.715512	14.221505	11.84%	0
2005	12.129884	12.715512	4.83%	657
2004	10.180890	12.129884	19.14%	460
2003	7.559086	10.180890	34.68%	649
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	6.259052	6.850509	9.45%	0
2011	6.345630	6.259052	-1.36%	0
2010	5.653903	6.345630	12.23%	0
2009	4.324325	5.653903	30.75%	0
2008	6.746523	4.324325	-35.90%	0
2007	6.404072	6.746523	5.35%	0
2006	5.999106	6.404072	6.75%	0
2005	5.922656	5.999106	1.29%	0
2004	5.704671	5.922656	3.82%	0
2003	4.631497	5.704671	23.17%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.066253	9.125191	13.13%	0
2011	8.099441	8.066253	-0.41%	0
2010	7.215119	8.099441	12.26%	0
2009	5.842587	7.215119	23.49%	0
2008	9.509256	5.842587	-38.56%	0
2007	9.243565	9.509256	2.87%	0
2006	8.186900	9.243565	12.91%	0
2005	7.999480	8.186900	2.34%	436
2004	7.396534	7.999480	8.15%	515
2003	5.894657	7.396534	25.48%	2,542
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.321021	11.140524	7.94%	0
2011	9.685194	10.321021	6.56%	0
2010	8.591886	9.685194	12.72%	0
2009	7.171759	8.591886	19.80%	0
2008	10.414758	7.171759	-31.14%	0
2007	9.946363	10.414758	4.71%	0
2006	8.735295	9.946363	13.86%	0
2005	8.560978	8.735295	2.04%	0
2004	8.337310	8.560978	2.68%	0
2003	7.038931	8.337310	18.45%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.937513	16.020079	7.25%	158
2011	14.940862	14.937513	-0.02%	158
2010	14.086697	14.940862	6.06%	158
2009	11.965619	14.086697	17.73%	158
2008	13.203298	11.965619	-9.37%	158
2007	12.818721	13.203298	3.00%	158
2006	12.589947	12.818721	1.82%	158
2005	12.713989	12.589947	-0.98%	1,683
2004	12.552260	12.713989	1.29%	1,650
2003	12.271126	12.552260	2.29%	4,029
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.589835	11.560576	9.17%	0
2011	10.863916	10.589835	-2.52%	0
2010	9.858204	10.863916	10.20%	0
2009	8.123128	9.858204	21.36%	0
2008	11.091718	8.123128	-26.76%	0
2007	10.445326	11.091718	6.19%	0
2006*	10.000000	10.445326	4.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.094610	11.168229	10.64%	0
2011	10.443931	10.094610	-3.34%	0
2010	9.329477	10.443931	11.95%	0
2009	7.411458	9.329477	25.88%	0
2008	11.268405	7.411458	-34.23%	0
2007	10.465181	11.268405	7.68%	0
2006*	10.000000	10.465181	4.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.556718	10.787447	12.88%	0
2011	10.047140	9.556718	-4.88%	0
2010	8.860551	10.047140	13.39%	0
2009	6.898157	8.860551	28.45%	0
2008	11.396683	6.898157	-39.47%	0
2007	10.485193	11.396683	8.69%	0
2006*	10.000000	10.485193	4.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2012	9.202992	9.421309	2.37%	0
2011	9.930805	9.202992	-7.33%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.880856	12.463509	14.55%	0
2011	11.036037	10.880856	-1.41%	0
2010	9.809757	11.036037	12.50%	0
2009	7.717828	9.809757	27.11%	0
2008	13.781135	7.717828	-44.00%	0
2007	13.903021	13.781135	-0.88%	0
2006	11.843841	13.903021	17.39%	0
2005	11.456030	11.843841	3.39%	0
2004	10.521989	11.456030	8.88%	68
2003	8.265957	10.521989	27.29%	202
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	6.310368	7.065251	11.96%	0
2011	6.446216	6.310368	-2.11%	0
2010	5.315668	6.446216	21.27%	0
2009	4.243553	5.315668	25.26%	0
2008	8.227831	4.243553	-48.42%	0
2007	6.635254	8.227831	24.00%	0
2006	6.359482	6.635254	4.34%	0
2005	6.156179	6.359482	3.30%	0
2004	6.098846	6.156179	0.94%	0
2003	4.698743	6.098846	29.80%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.336989	12.654432	11.62%	0
2011	11.159193	11.336989	1.59%	0
2010	10.032637	11.159193	11.23%	0
2009	7.138508	10.032637	40.54%	0
2008	9.745511	7.138508	-26.75%	0
2007	9.713021	9.745511	0.33%	0
2006	8.936966	9.713021	8.68%	0
2005	8.917105	8.936966	0.22%	196
2004	8.333323	8.917105	7.01%	188
2003	6.714163	8.333323	24.12%	179
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.346501	12.654313	11.53%	0
2011	11.161099	11.346501	1.66%	0
2010	10.045453	11.161099	11.11%	0
2009	7.139826	10.045453	40.70%	0
2008	9.736249	7.139826	-26.67%	0
2007*	10.000000	9.736249	-2.64%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.532532	12.956551	3.38%	0
2011	11.958169	12.532532	4.80%	0
2010	11.360925	11.958169	5.26%	0
2009	10.047525	11.360925	13.07%	0
2008	10.634552	10.047525	-5.52%	0
2007	10.440933	10.634552	1.85%	0
2006	10.240260	10.440933	1.96%	0
2005	10.261851	10.240260	-0.21%	0
2004	10.063411	10.261851	1.97%	0
2003*	10.000000	10.063411	0.63%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.822863	11.017583	12.16%	0
2011	11.254780	9.822863	-12.72%	0
2010	8.945832	11.254780	25.81%	0
2009	6.536210	8.945832	36.87%	0
2008	11.054388	6.536210	-40.87%	0
2007	9.793498	11.054388	12.87%	0
2006*	10.000000	9.793498	-2.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	7.174681	8.453465	17.82%	0
2011	8.867342	7.174681	-19.09%	0
2010	8.028179	8.867342	10.45%	0
2009	6.495676	8.028179	23.59%	0
2008	11.838503	6.495676	-45.13%	0
2007	10.334267	11.838503	14.56%	0
2006	8.962888	10.334267	15.30%	0
2005	7.706474	8.962888	16.30%	0
2004	6.946822	7.706474	10.94%	0
2003	4.962486	6.946822	39.99%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.098887	13.091062	17.95%	0
2011	13.729672	11.098887	-19.16%	0
2010	12.428459	13.729672	10.47%	0
2009	10.051829	12.428459	23.64%	0
2008	18.323911	10.051829	-45.14%	0
2007	15.993091	18.323911	14.57%	0
2006	13.870439	15.993091	15.30%	0
2005	11.930797	13.870439	16.26%	298
2004	10.753925	11.930797	10.94%	298
2003	7.679551	10.753925	40.03%	321

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.081950	15.010058	24.24%	0
2011	13.559393	12.081950	-10.90%	0
2010	10.969289	13.559393	23.61%	0
2009	7.129621	10.969289	53.86%	0
2008	14.939812	7.129621	-52.28%	0
2007	14.475045	14.939812	3.21%	0
2006	12.743211	14.475045	13.59%	0
2005	12.710937	12.743211	0.25%	0
2004	11.407795	12.710937	11.42%	0
2003	7.395851	11.407795	54.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
2009	7.703927	10.211260	32.55%	0
2008	11.204194	7.703927	-31.24%	0
2007	11.048415	11.204194	1.41%	0
2006*	10.000000	11.048415	10.48%	205
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - NQ
2012	9.385469	10.860714	15.72%	0
2011	9.976239	9.385469	-5.92%	0
2010	7.959335	9.976239	25.34%	0
2009	6.304461	7.959335	26.25%	0
2008	9.629129	6.304461	-34.53%	0
2007	10.092246	9.629129	-4.59%	0
2006*	10.000000	10.092246	0.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q
2012	11.747255	13.593737	15.72%	0
2011	12.486678	11.747255	-5.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ
2012	9.835973	10.879055	10.60%	0
2011	11.958631	9.835973	-17.75%	0
2010	10.410351	11.958631	14.87%	0
2009	6.169021	10.410351	68.75%	0
2008	13.335384	6.169021	-53.74%	0
2007	10.601538	13.335384	25.79%	0
2006*	10.000000	10.601538	6.02%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q
2012	14.661677	16.216507	10.60%	0
2011	17.825738	14.661677	-17.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ
2012	8.801041	10.177148	15.64%	0
2011	10.079769	8.801041	-12.69%	0
2010	9.511951	10.079769	5.97%	0
2009	7.092612	9.511951	34.11%	0
2008	12.173229	7.092612	-41.74%	0
2007	10.788508	12.173229	12.84%	0
2006*	10.000000	10.788508	7.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q
2012	10.672623	12.341364	15.64%	0
2011	12.223272	10.672623	-12.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - NQ
2012	14.710253	16.544076	12.47%	0
2011	15.173993	14.710253	-3.06%	0
2010	13.571550	15.173993	11.81%	0
2009	11.697954	13.571550	16.02%	0
2008	11.267840	11.697954	3.82%	0
2007	10.383050	11.267840	8.52%	0
2006*	10.000000	10.383050	3.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q
2012	15.211382	17.107677	12.47%	0
2011	15.690918	15.211382	-3.06%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	9.709845	10.762399	10.84%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.676761	-3.23%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.731568	21.820188	16.49%	0
2011	20.650009	18.731568	-9.29%	0
2010	19.438614	20.650009	6.23%	0
2009	15.902747	19.438614	22.23%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	7.913008	9.579968	21.07%	0
2011	8.698640	7.913008	-9.03%	0
2010	8.357247	8.698640	4.08%	0
2009	5.855251	8.357247	42.73%	0
2008	10.756603	5.855251	-45.57%	0
2007	8.054624	10.756603	33.55%	0
2006	7.551143	8.054624	6.67%	0
2005	6.862688	7.551143	10.03%	0
2004	5.951269	6.862688	15.31%	0
2003	5.063604	5.951269	17.53%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.000927	4.659576	16.46%	0
2011	4.480795	4.000927	-10.71%	0
2010	3.684847	4.480795	21.60%	0
2009	2.402631	3.684847	53.37%	0
2008	4.387219	2.402631	-45.24%	0
2007	3.688412	4.387219	18.95%	0
2006	3.499173	3.688412	5.41%	0
2005	3.208834	3.499173	9.05%	0
2004	3.264215	3.208834	-1.70%	0
2003	2.279736	3.264215	43.18%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.259168	11.349489	10.63%	0
2011	15.511202	10.259168	-33.86%	0
2010	12.692466	15.511202	22.21%	0
2009	7.251003	12.692466	75.04%	0
2008	15.529146	7.251003	-53.31%	0
2007	12.410984	15.529146	25.12%	0
2006	8.658372	12.410984	43.34%	0
2005	6.712855	8.658372	28.98%	0
2004	5.786098	6.712855	16.02%	0
2003	4.399755	5.786098	31.51%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.461102	15.838652	17.66%	0
2011	13.479041	13.461102	-0.13%	0
2010	11.169317	13.479041	20.68%	0
2009	9.018677	11.169317	23.85%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.150524	13.762809	13.27%	0
2011	12.487881	12.150524	-2.70%	0
2010	11.486745	12.487881	8.72%	0
2009	9.596586	11.486745	19.70%	0
2008	14.597459	9.596586	-34.26%	0
2007	13.881187	14.597459	5.16%	0
2006	11.783442	13.881187	17.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.506896	6.137477	11.45%	0
2011	5.672554	5.506896	-2.92%	0
2010	4.866360	5.672554	16.57%	0
2009	3.729893	4.866360	30.47%	0
2008	6.225656	3.729893	-40.09%	0
2007	5.328316	6.225656	16.84%	0
2006	5.133976	5.328316	3.79%	0
2005	4.931237	5.133976	4.11%	0
2004	4.664269	4.931237	5.72%	0
2003	3.594625	4.664269	29.76%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.504241	15.135135	12.08%	362
2011	13.725695	13.504241	-1.61%	362
2010	12.375183	13.725695	10.91%	362
2009*	10.000000	12.375183	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	0
2008	10.787854	7.405025	-31.36%	0
2007	10.398894	10.787854	3.74%	0
2006*	10.000000	10.398894	3.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
2007	10.381087	10.448842	0.65%	0
2006*	10.000000	10.381087	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
2009	6.088358	8.259444	35.66%	0
2008	11.165468	6.088358	-45.47%	0
2007	10.209164	11.165468	9.37%	0
2006*	10.000000	10.209164	2.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
2007*	10.000000	9.742939	-2.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.803274	16.575707	11.97%	0
2011	14.586321	14.803274	1.49%	0
2010	13.187222	14.586321	10.61%	0
2009	9.240153	13.187222	42.72%	0
2008	13.127264	9.240153	-29.61%	0
2007	13.022843	13.127264	0.80%	0
2006	12.044579	13.022843	8.12%	0
2005	12.034568	12.044579	0.08%	0
2004	11.182457	12.034568	7.62%	138
2003	9.355944	11.182457	19.52%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.751983	14.297699	12.12%	0
2011	12.566358	12.751983	1.48%	0
2010	11.360424	12.566358	10.62%	0
2009	7.955693	11.360424	42.80%	0
2008	11.319528	7.955693	-29.72%	0
2007	11.225838	11.319528	0.83%	0
2006	10.382986	11.225838	8.12%	0
2005*	10.000000	10.382986	3.83%	168
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	7.285500	8.436121	15.79%	0
2011	7.630293	7.285500	-4.52%	0
2010	6.742362	7.630293	13.17%	0
2009	5.365695	6.742362	25.66%	0
2008	8.712249	5.365695	-38.41%	0
2007	9.115994	8.712249	-4.43%	0
2006	8.045521	9.115994	13.31%	364
2005	7.894866	8.045521	1.91%	0
2004	6.873683	7.894866	14.86%	0
2003	5.350046	6.873683	28.48%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.450809	8.516641	14.30%	0
2011	8.624038	7.450809	-13.60%	0
2010	7.631379	8.624038	13.01%	0
2009	5.103952	7.631379	49.52%	0
2008*	10.000000	5.103952	-48.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.945341	9.749030	8.98%	0
2011	9.451376	8.945341	-5.35%	0
2010	7.823806	9.451376	20.80%	0
2009	6.085016	7.823806	28.57%	0
2008*	10.000000	6.085016	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	0
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.790204	-32.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.358538	11.963215	5.32%	0
2011	10.900368	11.358538	4.20%	0
2010	10.416211	10.900368	4.65%	0
2009	9.795461	10.416211	6.34%	0
2008*	10.000000	9.795461	-2.05%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	17.766068	20.355369	14.57%	0
2011	23.413276	17.766068	-24.12%	0
2010	20.616718	23.413276	13.56%	0
2009	12.914454	20.616718	59.64%	0
2008	31.281790	12.914454	-58.72%	0
2007	21.984674	31.281790	42.29%	0
2006	16.449238	21.984674	33.65%	0
2005	12.686067	16.449238	29.66%	0
2004	10.748366	12.686067	18.03%	0
2003	6.653146	10.748366	61.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	19.889347	22.791624	14.59%	0
2011	26.217405	19.889347	-24.14%	0
2010	23.078165	26.217405	13.60%	0
2009	14.441239	23.078165	59.81%	0
2008	35.036225	14.441239	-58.78%	0
2007	24.628457	35.036225	42.26%	0
2006	18.437248	24.628457	33.58%	0
2005	14.217363	18.437248	29.68%	288
2004	12.044452	14.217363	18.04%	334
2003	7.457415	12.044452	61.51%	156

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.343062	15.455427	0.73%	0
2011	14.633524	15.343062	4.85%	0
2010	14.287140	14.633524	2.42%	0
2009	14.233310	14.287140	0.38%	0
2008	13.517369	14.233310	5.30%	0
2007	12.906278	13.517369	4.73%	2,479
2006	12.775650	12.906278	1.02%	2,316
2005	12.655862	12.775650	0.95%	2,435
2004	12.538146	12.655862	0.94%	2,592
2003	12.575241	12.538146	-0.29%	13,577
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.457202	10.686762	13.00%	0
2011	10.721499	9.457202	-11.79%	0
2010	9.681307	10.721499	10.74%	0
2009	7.634898	9.681307	26.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.315133	17.301750	12.97%	0
2011	17.362466	15.315133	-11.79%	0
2010	15.680870	17.362466	10.72%	0
2009	12.371122	15.680870	26.75%	0
2008	23.455171	12.371122	-47.26%	0
2007	18.873806	23.455171	24.27%	0
2006	14.521798	18.873806	29.97%	0
2005	11.411527	14.521798	27.26%	455
2004	10.208872	11.411527	11.78%	0
2003	7.716980	10.208872	32.29%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	316
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.817147	13.387602	13.29%	0
2011	12.583341	11.817147	-6.09%	0
2010	11.229930	12.583341	12.05%	0
2009	9.031394	11.229930	24.34%	0
2008	14.629797	9.031394	-38.27%	0
2007	14.126678	14.629797	3.56%	0
2006	12.365120	14.126678	14.25%	0
2005	11.719355	12.365120	5.51%	0
2004	10.514264	11.719355	11.46%	0
2003	8.156681	10.514264	28.90%	2,659

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.692852	12.020658	2.80%	0
2011	11.620753	11.692852	0.62%	0
2010	11.226634	11.620753	3.51%	0
2009	10.528544	11.226634	6.63%	0
2008	11.461211	10.528544	-8.14%	0
2007	11.127671	11.461211	3.00%	0
2006	10.722170	11.127671	3.78%	0
2005	10.617184	10.722170	0.99%	0
2004	10.378702	10.617184	2.30%	0
2003	9.839589	10.378702	5.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.056058	13.058282	8.31%	0
2011	12.337950	12.056058	-2.28%	0
2010	11.379824	12.337950	8.42%	0
2009	9.771858	11.379824	16.46%	0
2008	13.016218	9.771858	-24.93%	0
2007	12.604126	13.016218	3.27%	0
2006	11.578857	12.604126	8.85%	0
2005	11.243726	11.578857	2.98%	21,369
2004	10.501100	11.243726	7.07%	23,655
2003	8.948375	10.501100	17.35%	2,736
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.071574	13.422973	11.19%	0
2011	12.617200	12.071574	-4.32%	0
2010	11.439275	12.617200	10.30%	0
2009	9.407785	11.439275	21.59%	0
2008	14.028309	9.407785	-32.94%	0
2007	13.521373	14.028309	3.75%	0
2006	12.075809	13.521373	11.97%	0
2005	11.537030	12.075809	4.67%	3,453
2004	10.529222	11.537030	9.57%	2,819
2003	8.505236	10.529222	23.80%	2,819

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.115555	12.794433	5.60%	0
2011	12.143332	12.115555	-0.23%	0
2010	11.447776	12.143332	6.08%	0
2009	10.222697	11.447776	11.98%	0
2008	12.310070	10.222697	-16.96%	0
2007	11.897824	12.310070	3.46%	0
2006	11.225416	11.897824	5.99%	0
2005	10.990053	11.225416	2.14%	0
2004	10.491868	10.990053	4.75%	0
2003	9.440087	10.491868	11.14%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.074566	15.167716	16.01%	378
2011	13.680470	13.074566	-4.43%	378
2010	12.863233	13.680470	6.35%	378
2009*	10.000000	12.863233	28.63%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	15.895943	18.252366	14.82%	0
2011	16.685667	15.895943	-4.73%	0
2010	13.525433	16.685667	23.37%	0
2009	10.117884	13.525433	33.68%	0
2008	16.291811	10.117884	-37.90%	0
2007	15.497335	16.291811	5.13%	0
2006	14.426404	15.497335	7.42%	0
2005	13.164635	14.426404	9.58%	601
2004	11.636878	13.164635	13.13%	0
2003	8.840892	11.636878	31.63%	685
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.855639	9.633292	-2.26%	123
2011	10.081859	9.855639	-2.24%	123
2010	10.313905	10.081859	-2.25%	123
2009	10.546883	10.313905	-2.21%	123
2008	10.572523	10.546883	-0.24%	123
2007	10.322500	10.572523	2.42%	123
2006	10.101803	10.322500	2.18%	2,766
2005	10.065138	10.101803	0.36%	2,933
2004	10.213942	10.065138	-1.46%	2,135
2003	10.384079	10.213942	-1.64%	2,775

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.550018	15.964041	9.72%	0
2011	14.101705	14.550018	3.18%	0
2010	13.045048	14.101705	8.10%	0
2009	10.729363	13.045048	21.58%	0
2008	13.271150	10.729363	-19.15%	0
2007	12.978045	13.271150	2.26%	0
2006	12.663264	12.978045	2.49%	0
2005	12.677552	12.663264	-0.11%	273
2004	12.173906	12.677552	4.14%	260
2003	11.108153	12.173906	9.59%	235
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	7.967004	9.016173	13.17%	0
2011	8.992388	7.967004	-11.40%	0
2010	8.066876	8.992388	11.47%	0
2009	6.047611	8.066876	33.39%	0
2008*	10.000000	6.047611	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.061208	13.821156	14.59%	0
2011	14.708718	12.061208	-18.00%	0
2010	14.180247	14.708718	3.73%	0
2009	11.172918	14.180247	26.92%	0
2008	21.299454	11.172918	-47.54%	0
2007	21.171874	21.299454	0.60%	0
2006	17.644287	21.171874	19.99%	0
2005	16.107651	17.644287	9.54%	0
2004	13.702064	16.107651	17.56%	0
2003*	10.000000	13.702064	37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.522037	9.692208	13.73%	0
2011	8.978726	8.522037	-5.09%	0
2010	7.951875	8.978726	12.91%	0
2009	6.268363	7.951875	26.86%	0
2008*	10.000000	6.268363	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.533651	10.978345	15.15%	0
2011	10.356508	9.533651	-7.95%	0
2010*	10.000000	10.356508	3.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	0
2010	7.787385	8.582541	10.21%	0
2009	6.252676	7.787385	24.54%	0
2008*	10.000000	6.252676	-37.47%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.919474	10.017701	12.31%	0
2011	9.527355	8.919474	-6.38%	0
2010	7.685308	9.527355	23.97%	0
2009	6.184777	7.685308	24.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.831921	9.896977	12.06%	0
2011	9.455697	8.831921	-6.60%	0
2010	7.648661	9.455697	23.63%	0
2009	6.175408	7.648661	23.86%	0
2008*	10.000000	6.175408	-38.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	0
2009	6.655774	8.488366	27.53%	0
2008*	10.000000	6.655774	-33.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	5.682974	6.301248	10.88%	0
2011	5.851466	5.682974	-2.88%	0
2010	4.771711	5.851466	22.63%	0
2009	3.829839	4.771711	24.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	17.033276	20.053215	17.73%	0
2011	18.355342	17.033276	-7.20%	0
2010	14.831548	18.355342	23.76%	0
2009	12.021534	14.831548	23.37%	0
2008	18.127074	12.021534	-33.68%	0
2007	19.920154	18.127074	-9.00%	0
2006	17.372951	19.920154	14.66%	0
2005	17.241803	17.372951	0.76%	201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	12.805463	14.457113	12.90%	0
2011	13.870755	12.805463	-7.68%	0
2010	11.322815	13.870755	22.50%	0
2009	8.599322	11.322815	31.67%	0
2008	14.233228	8.599322	-39.58%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.698871	9.711318	11.64%	0
2011	8.851882	8.698871	-1.73%	0
2010	7.981931	8.851882	10.90%	0
2009	6.475718	7.981931	23.26%	0
2008	11.335692	6.475718	-42.87%	0
2007	10.720914	11.335692	5.73%	0
2006	9.651649	10.720914	11.08%	0
2005	9.189303	9.651649	5.03%	141
2004	8.565524	9.189303	7.28%	557
2003	6.871837	8.565524	24.65%	1,279
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.422383	10.663875	13.18%	562
2011	9.050421	9.422383	4.11%	562
2010	7.111931	9.050421	27.26%	562
2009	5.561032	7.111931	27.89%	562
2008*	10.000000	5.561032	-44.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
2009	9.793605	10.253900	4.70%	0
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.588009	9.803310	2.25%	0
2011	9.779855	9.588009	-1.96%	0
2010	9.502722	9.779855	2.92%	0
2009	8.578190	9.502722	10.78%	0
2008	10.136974	8.578190	-15.38%	0
2007	9.899222	10.136974	2.40%	0
2006	9.718098	9.899222	1.86%	0
2005	9.799725	9.718098	-0.83%	0
2004	9.947781	9.799725	-1.49%	0
2003*	10.000000	9.947781	-0.52%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.661741	11.340596	6.37%	0
2011	11.023563	10.661741	-3.28%	0
2010	9.428093	11.023563	16.92%	0
2009	7.857286	9.428093	19.99%	0
2008	13.280979	7.857286	-40.84%	0
2007	13.518806	13.280979	-1.76%	0
2006	13.139124	13.518806	2.89%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.848214	12.852555	8.48%	0
2011	12.505627	11.848214	-5.26%	0
2010	10.413252	12.505627	20.09%	0
2009	8.105646	10.413252	28.47%	0
2008	13.693921	8.105646	-40.81%	0
2007	13.019610	13.693921	5.18%	0
2006	11.713378	13.019610	11.15%	0
2005	11.213274	11.713378	4.46%	0
2004*	10.000000	11.213274	12.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	4.738094	5.392950	13.82%	0
2011	4.794398	4.738094	-1.17%	0
2010	3.847818	4.794398	24.60%	0
2009	2.968443	3.847818	29.62%	0
2008	5.962681	2.968443	-50.22%	0
2007	5.737368	5.962681	3.93%	0
2006	5.700607	5.737368	0.64%	0
2005	5.191439	5.700607	9.81%	0
2004	4.433993	5.191439	17.08%	0
2003	3.611675	4.433993	22.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.864438	21.168120	18.49%	0
2011	19.922321	17.864438	-10.33%	0
2010	17.573225	19.922321	13.37%	0
2009	12.869095	17.573225	36.55%	0
2008	22.014470	12.869095	-41.54%	0
2007	21.181587	22.014470	3.93%	0
2006	18.411069	21.181587	15.05%	0
2005	16.471830	18.411069	11.77%	0
2004	14.137104	16.471830	16.51%	0
2003*	10.000000	14.137104	41.37%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	10.925563	12.950164	18.53%	0
2011	12.186992	10.925563	-10.35%	0
2010	10.750875	12.186992	13.36%	0
2009	7.868788	10.750875	36.63%	0
2008	13.459419	7.868788	-41.54%	0
2007	12.952450	13.459419	3.91%	0
2006	11.257951	12.952450	15.05%	0
2005	10.074781	11.257951	11.74%	0
2004	8.649128	10.074781	16.48%	0
2003	6.186473	8.649128	39.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.137866	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	8.235164	9.407559	14.24%	0
2011	8.425534	8.235164	-2.26%	0
2010	7.423529	8.425534	13.50%	0
2009	5.919937	7.423529	25.40%	0
2008	9.843152	5.919937	-39.86%	0
2007	9.644314	9.843152	2.06%	0
2006	8.576947	9.644314	12.44%	0
2005	8.278998	8.576947	3.60%	0
2004	7.737580	8.278998	7.00%	0
2003	6.246495	7.737580	23.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.022692	10.405576	15.33%	0
2011	9.438807	9.022692	-4.41%	0
2010	7.824453	9.438807	20.63%	0
2009	5.834455	7.824453	34.11%	0
2008	9.601104	5.834455	-39.23%	0
2007	9.943652	9.601104	-3.44%	0
2006*	10.000000	9.943652	-0.56%	340
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	10.848194	11.604532	6.97%	0
2011	10.503971	10.848194	3.28%	0
2010	10.029132	10.503971	4.73%	0
2009	9.357413	10.029132	7.18%	0
2008	10.660749	9.357413	-12.23%	0
2007	10.343397	10.660749	3.07%	0
2006*	10.000000	10.343397	3.43%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	24.790427	28.583678	15.30%	0
2011	23.693190	24.790427	4.63%	0
2010	22.086056	23.693190	7.28%	0
2009	17.352177	22.086056	27.28%	0
2008	20.878662	17.352177	-16.89%	0
2007	20.052000	20.878662	4.12%	0
2006	18.511634	20.052000	8.32%	0
2005	16.869772	18.511634	9.73%	0
2004	15.680273	16.869772	7.59%	0
2003	12.545244	15.680273	24.99%	96
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	14.527262	18.432443	26.88%	0
2011	20.012106	14.527262	-27.41%	0
2010	16.140102	20.012106	23.99%	0
2009	7.745238	16.140102	108.39%	0
2008	22.499126	7.745238	-65.58%	0
2007	16.727451	22.499126	34.50%	0
2006	12.266817	16.727451	36.36%	0
2005	9.506426	12.266817	29.04%	0
2004	7.725070	9.506426	23.06%	0
2003	5.125268	7.725070	50.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.087192	33.435924	1.05%	200
2011	40.512456	33.087192	-18.33%	0
2010	32.068624	40.512456	26.33%	0
2009	20.825181	32.068624	53.99%	0
2008	39.546906	20.825181	-47.34%	0
2007	27.836326	39.546906	42.07%	0
2006	22.873047	27.836326	21.70%	0
2005	15.426354	22.873047	48.27%	0
2004	12.703348	15.426354	21.44%	0
2003	8.975646	12.703348	41.53%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.577944	-4.22%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.027491	15.844694	5.44%	0
2011	16.113447	15.027491	-6.74%	0
2010	13.002801	16.113447	23.92%	0
2009*	10.000000	13.002801	30.03%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
2010	15.364531	18.905849	23.05%	0
2009	11.080501	15.364531	38.66%	0
2008	17.743184	11.080501	-37.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.292390	12.829804	4.37%	0
2011	11.316305	12.292390	8.63%	0
2010	11.075263	11.316305	2.18%	0
2009	10.338268	11.075263	7.13%	0
2008	10.807779	10.338268	-4.34%	0
2007	10.156560	10.807779	6.41%	0
2006	10.285066	10.156560	-1.25%	0
2005	10.417725	10.285066	-1.27%	0
2004	10.129239	10.417725	2.85%	0
2003*	10.000000	10.129239	1.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	8.967462	10.000921	11.52%	0
2011	8.946801	8.967462	0.23%	0
2010	8.063572	8.946801	10.95%	0
2009	7.024654	8.063572	14.79%	0
2008	11.048864	7.024654	-36.42%	0
2007	11.376616	11.048864	-2.88%	0
2006	9.995371	11.376616	13.82%	0
2005	9.827333	9.995371	1.71%	0
2004	8.947766	9.827333	9.83%	0
2003	7.116360	8.947766	25.74%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	10.799757	12.210580	13.06%	0
2011	11.187844	10.799757	-3.47%	0
2010	9.651560	11.187844	15.92%	0
2009	7.641367	9.651560	26.31%	0
2008	10.392087	7.641367	-26.47%	0
2007	10.945504	10.392087	-5.06%	0
2006*	10.000000	10.945504	9.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
2010	11.949250	12.748603	6.69%	0
2009*	10.000000	11.949250	19.49%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	13.047872	14.678076	12.49%	0
2011	13.347872	13.047872	-2.25%	0
2010	10.913380	13.347872	22.31%	0
2009	8.980381	10.913380	21.52%	0
2008	13.374065	8.980381	-32.85%	0
2007	13.852287	13.374065	-3.45%	0
2006	12.455279	13.852287	11.22%	0
2005	11.948645	12.455279	4.24%	0
2004	10.085497	11.948645	18.47%	0
2003	7.530557	10.085497	33.93%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.310660	7.956359	8.83%	0
2011	7.453633	7.310660	-1.92%	0
2010	6.678660	7.453633	11.60%	0
2009	5.136997	6.678660	30.01%	0
2008	8.059862	5.136997	-36.26%	0
2007	7.694269	8.059862	4.75%	0
2006	7.248388	7.694269	6.15%	0
2005	7.196386	7.248388	0.72%	0
2004	6.970741	7.196386	3.24%	0
2003	5.691372	6.970741	22.48%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.793647	9.891981	12.49%	0
2011	8.879689	8.793647	-0.97%	0
2010	7.954894	8.879689	11.63%	0
2009	6.478090	7.954894	22.80%	0
2008	10.603414	6.478090	-38.91%	0
2007	10.365796	10.603414	2.29%	0
2006	9.232631	10.365796	12.27%	0
2005	9.072170	9.232631	1.77%	0
2004	8.435823	9.072170	7.54%	0
2003	6.760911	8.435823	24.77%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.286369	11.040513	7.33%	0
2011	9.707156	10.286369	5.97%	0
2010	8.660039	9.707156	12.09%	0
2009	7.269545	8.660039	19.13%	0
2008	10.616604	7.269545	-31.53%	0
2007	10.196819	10.616604	4.12%	0
2006	9.005763	10.196819	13.23%	0
2005	8.875845	9.005763	1.46%	0
2004	8.692839	8.875845	2.11%	0
2003	7.380586	8.692839	17.78%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	12.669128	13.510663	6.64%	0
2011	12.743469	12.669128	-0.58%	0
2010	12.082892	12.743469	5.47%	0
2009	10.321568	12.082892	17.06%	0
2008	11.453642	10.321568	-9.88%	0
2007	11.183290	11.453642	2.42%	0
2006	11.045689	11.183290	1.25%	0
2005	11.217473	11.045689	-1.53%	0
2004	11.137438	11.217473	0.72%	0
2003	10.949614	11.137438	1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.256609	11.133657	8.55%	0
2011	10.581476	10.256609	-3.07%	0
2010	9.656190	10.581476	9.58%	0
2009	8.001673	9.656190	20.68%	0
2008	10.987795	8.001673	-27.18%	0
2007	10.406328	10.987795	5.59%	0
2006*	10.000000	10.406328	4.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	9.776925	10.755752	10.01%	0
2011	10.172379	9.776925	-3.89%	0
2010	9.138264	10.172379	11.32%	0
2009	7.300625	9.138264	25.17%	0
2008	11.162831	7.300625	-34.60%	0
2007	10.426103	11.162831	7.07%	0
2006*	10.000000	10.426103	4.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.255916	10.388999	12.24%	0
2011	9.785865	9.255916	-5.42%	0
2010	8.678912	9.785865	12.75%	0
2009	6.794969	8.678912	27.73%	0
2008	11.289897	6.794969	-39.81%	0
2007	10.446041	11.289897	8.08%	0
2006*	10.000000	10.446041	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	8.913122	9.073083	1.79%	0
2011	9.672351	8.913122	-7.85%	0
2010	8.350939	9.672351	15.82%	0
2009	5.821893	8.350939	43.44%	0
2008	13.137711	5.821893	-55.69%	0
2007	9.281768	13.137711	41.54%	0
2006*	10.000000	9.281768	-7.18%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	9.374462	10.677453	13.90%	0
2011	9.561855	9.374462	-1.96%	0
2010	8.547432	9.561855	11.87%	0
2009	6.762759	8.547432	26.39%	0
2008	12.144305	6.762759	-44.31%	0
2007	12.321441	12.144305	-1.44%	0
2006	10.555716	12.321441	16.73%	0
2005	10.267675	10.555716	2.81%	0
2004	9.483867	10.267675	8.26%	0
2003	7.492527	9.483867	26.58%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	7.450934	8.295234	11.33%	0
2011	7.654311	7.450934	-2.66%	0
2010	6.347556	7.654311	20.59%	0
2009	5.095996	6.347556	24.56%	0
2008	9.936765	5.095996	-48.72%	0
2007	8.058978	9.936765	23.30%	0
2006	7.767612	8.058978	3.75%	0
2005	7.561699	7.767612	2.72%	0
2004	7.533675	7.561699	0.37%	0
2003	5.836965	7.533675	29.07%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.434928	16.021499	10.99%	0
2011	14.288717	14.434928	1.02%	0
2010	12.918876	14.288717	10.60%	0
2009	9.244095	12.918876	39.75%	0
2008	12.691556	9.244095	-27.16%	0
2007	12.721185	12.691556	-0.23%	0
2006	11.770806	12.721185	8.07%	0
2005	11.810921	11.770806	-0.34%	0
2004	11.100132	11.810921	6.40%	0
2003	8.993929	11.100132	23.42%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.051760	12.256098	10.90%	0
2011	10.932513	11.051760	1.09%	0
2010	9.895352	10.932513	10.48%	0
2009	7.072891	9.895352	39.91%	0
2008	9.699601	7.072891	-27.08%	0
2007*	10.000000	9.699601	-3.00%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	11.934549	12.268733	2.80%	0
2011	11.451833	11.934549	4.22%	0
2010	10.941422	11.451833	4.66%	0
2009	9.731239	10.941422	12.44%	0
2008	10.358069	9.731239	-6.05%	0
2007	10.227336	10.358069	1.28%	0
2006	10.087380	10.227336	1.39%	0
2005	10.165687	10.087380	-0.77%	0
2004	10.025521	10.165687	1.40%	0
2003*	10.000000	10.025521	0.26%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.513668	10.610607	11.53%	0
2011	10.962106	9.513668	-13.21%	0
2010	8.762439	10.962106	25.10%	0
2009	6.438424	8.762439	36.10%	0
2008	10.950780	6.438424	-41.21%	0
2007	9.756903	10.950780	12.24%	0
2006*	10.000000	9.756903	-2.43%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	8.457495	9.908744	17.16%	0
2011	10.511918	8.457495	-19.54%	0
2010	9.570889	10.511918	9.83%	0
2009	7.787736	9.570889	22.90%	0
2008	14.273871	7.787736	-45.44%	0
2007	12.531063	14.273871	13.91%	0
2006	10.929475	12.531063	14.65%	0
2005	9.450375	10.929475	15.65%	0
2004	8.567007	9.450375	10.31%	0
2003	6.154443	8.567007	39.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	10.509610	12.326126	17.28%	0
2011	13.074260	10.509610	-19.62%	0
2010	11.902041	13.074260	9.85%	0
2009	9.680559	11.902041	22.95%	0
2008	17.747234	9.680559	-45.45%	0
2007	15.577878	17.747234	13.93%	0
2006	13.586552	15.577878	14.66%	0
2005	11.752519	13.586552	15.61%	0
2004	10.653140	11.752519	10.32%	0
2003	7.650567	10.653140	39.25%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	11.440478	14.132977	23.53%	0
2011	12.912043	11.440478	-11.40%	0
2010	10.504629	12.912043	22.92%	0
2009	6.866244	10.504629	52.99%	0
2008	14.469677	6.866244	-52.55%	0
2007	14.099296	14.469677	2.63%	0
2006	12.482441	14.099296	12.95%	0
2005	12.521060	12.482441	-0.31%	0
2004	11.300946	12.521060	10.80%	0
2003	7.367940	11.300946	53.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0
2010	10.002045	10.954242	9.52%	0
2009	7.588748	10.002045	31.80%	0
2008	11.099238	7.588748	-31.63%	0
2007	11.007185	11.099238	0.84%	0
2006*	10.000000	11.007185	10.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.089988	10.459478	15.07%	0
2011	9.716735	9.089988	-6.45%	0
2010	7.796103	9.716735	24.64%	0
2009	6.210129	7.796103	25.54%	0
2008	9.538874	6.210129	-34.90%	0
2007	10.054554	9.538874	-5.13%	0
2006*	10.000000	10.054554	0.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
2010	8.268604	8.861377	7.17%	0
2009	6.531010	8.268604	26.61%	0
2008*	10.000000	6.531010	-34.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	9.526376	10.477197	9.98%	0
2011	11.647682	9.526376	-18.21%	0
2010	10.196946	11.647682	14.23%	0
2009	6.076711	10.196946	67.80%	0
2008	13.210424	6.076711	-54.00%	0
2007	10.561925	13.210424	25.08%	0
2006*	10.000000	10.561925	5.62%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.524010	9.801216	14.98%	0
2011	9.817667	8.524010	-13.18%	0
2010	9.316973	9.817667	5.37%	0
2009	6.986531	9.316973	33.36%	0
2008	12.059157	6.986531	-42.06%	0
2007	10.748209	12.059157	12.20%	0
2006*	10.000000	10.748209	7.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.247529	15.933297	11.83%	0
2011	14.779639	14.247529	-3.60%	0
2010	13.293587	14.779639	11.18%	0
2009	11.523182	13.293587	15.36%	0
2008	11.162287	11.523182	3.23%	0
2007	10.344284	11.162287	7.91%	0
2006*	10.000000	10.344284	3.44%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	12.132933	13.372305	10.21%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.639823	-3.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.725865	21.690550	15.83%	0
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	10.010772	12.051344	20.38%	0
2011	11.066831	10.010772	-9.54%	0
2010	10.692615	11.066831	3.50%	0
2009	7.533825	10.692615	41.93%	0
2008	13.918876	7.533825	-45.87%	0
2007	10.481825	13.918876	32.79%	0
2006	9.882088	10.481825	6.07%	0
2005	9.031765	9.882088	9.41%	0
2004	7.876570	9.031765	14.67%	0
2003	6.739631	7.876570	16.87%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	7.052719	8.167452	15.81%	0
2011	7.943237	7.052719	-11.21%	0
2010	6.569138	7.943237	20.92%	0
2009	4.307514	6.569138	52.50%	0
2008	7.910212	4.307514	-45.54%	0
2007	6.688093	7.910212	18.27%	0
2006	6.380763	6.688093	4.82%	0
2005	5.884322	6.380763	8.44%	0
2004	6.019774	5.884322	-2.25%	0
2003	4.227960	6.019774	42.38%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	13.195199	14.515186	10.00%	0
2011	20.063172	13.195199	-34.23%	0
2010	16.509985	20.063172	21.52%	0
2009	9.485235	16.509985	74.06%	0
2008	20.429517	9.485235	-53.57%	0
2007	16.420222	20.429517	24.42%	0
2006	11.519963	16.420222	42.54%	0
2005	8.981785	11.519963	28.26%	0
2004	7.785565	8.981785	15.36%	0
2003	5.953600	7.785565	30.77%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	12.891730	15.083191	17.00%	0
2011	12.981794	12.891730	-0.69%	0
2010	10.818077	12.981794	20.00%	0
2009	8.784492	10.818077	23.15%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
2010	13.337878	14.418845	8.10%	0
2009	11.206165	13.337878	19.02%	0
2008	17.142496	11.206165	-34.63%	0
2007	16.394070	17.142496	4.57%	0
2006	13.995070	16.394070	17.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
2010*	10.000000	10.641182	6.41%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	8.517325	9.439088	10.82%	0
2011	8.823081	8.517325	-3.47%	0
2010	7.611906	8.823081	15.91%	0
2009	5.867269	7.611906	29.74%	0
2008	9.848792	5.867269	-40.43%	0
2007	8.477163	9.848792	16.18%	0
2006	8.214083	8.477163	3.20%	0
2005	7.934219	8.214083	3.53%	0
2004	7.547142	7.934219	5.13%	0
2003	5.849234	7.547142	29.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.302773	14.825253	11.44%	0
2011	13.597268	13.302773	-2.17%	0
2010	12.328706	13.597268	10.29%	0
2009*	10.000000	12.328706	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.347262	10.512811	12.47%	0
2011	9.527413	9.347262	-1.89%	0
2010	8.750148	9.527413	8.88%	0
2009	7.294286	8.750148	19.96%	0
2008	10.686759	7.294286	-31.74%	0
2007	10.360055	10.686759	3.15%	0
2006*	10.000000	10.360055	3.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.466013	10.677472	2.02%	0
2011	10.183718	10.466013	2.77%	0
2010	9.884887	10.183718	3.02%	0
2009	9.067839	9.884887	9.01%	0
2008	10.350952	9.067839	-12.40%	0
2007	10.342338	10.350952	0.08%	0
2006*	10.000000	10.342338	3.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
2010	9.707814	10.502567	8.19%	0
2009	7.053080	9.707814	37.64%	0
2008	11.825777	7.053080	-40.36%	0
2007	10.639867	11.825777	11.15%	0
2006*	10.000000	10.639867	6.40%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
2010	8.090090	9.294451	14.89%	0
2009	5.997264	8.090090	34.90%	0
2008	11.060833	5.997264	-45.78%	0
2007	10.171033	11.060833	8.75%	0
2006*	10.000000	10.171033	1.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.608789	8.657138	13.78%	0
2011	8.006521	7.608789	-4.97%	0
2010	7.422364	8.006521	7.87%	0
2009	5.842946	7.422364	27.03%	0
2008	9.706239	5.842946	-39.80%	0
2007*	10.000000	9.706239	-2.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.807799	16.487257	11.34%	0
2011	14.673117	14.807799	0.92%	0
2010	13.340729	14.673117	9.99%	0
2009	9.400540	13.340729	41.91%	0
2008	13.430772	9.400540	-30.01%	0
2007	13.399738	13.430772	0.23%	0
2006	12.463071	13.399738	7.52%	0
2005	12.522990	12.463071	-0.48%	0
2004	11.702110	12.522990	7.01%	0
2003	9.846069	11.702110	18.85%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.281526	13.692555	11.49%	0
2011	12.171051	12.281526	0.91%	0
2010	11.065291	12.171051	9.99%	0
2009	7.792795	11.065291	41.99%	0
2008	11.150569	7.792795	-30.11%	0
2007	11.121185	11.150569	0.26%	0
2006	10.344229	11.121185	7.51%	0
2005*	10.000000	10.344229	3.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.459791	9.740640	15.14%	0
2011	8.910210	8.459791	-5.06%	0
2010	7.917841	8.910210	12.53%	0
2009	6.336820	7.917841	24.95%	0
2008	10.347466	6.336820	-38.76%	0
2007	10.888605	10.347466	-4.97%	0
2006	9.664193	10.888605	12.67%	0
2005	9.536734	9.664193	1.34%	0
2004	8.350133	9.536734	14.21%	0
2003	6.535958	8.350133	27.76%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.298207	8.295171	13.66%	0
2011	8.495147	7.298207	-14.09%	0
2010	7.559816	8.495147	12.37%	0
2009	5.084689	7.559816	48.68%	0
2008*	10.000000	5.084689	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.762149	9.495529	8.37%	0
2011	9.310111	8.762149	-5.89%	0
2010	7.750430	9.310111	20.12%	0
2009	6.062056	7.750430	27.85%	0
2008*	10.000000	6.062056	-39.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
2010	7.901850	8.829502	11.74%	0
2009	6.292350	7.901850	25.58%	0
2008*	10.000000	6.292350	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
2010	9.129721	9.797666	7.32%	0
2009	7.838917	9.129721	16.47%	0
2008*	10.000000	7.838917	-21.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
2010	8.597837	9.392628	9.24%	0
2009	7.124031	8.597837	20.69%	0
2008*	10.000000	7.124031	-28.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
2010	9.862495	10.238350	3.81%	0
2009	8.977627	9.862495	9.86%	0
2008*	10.000000	8.977627	-10.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
2010	8.864196	9.595859	8.25%	0
2009	7.478232	8.864196	18.53%	0
2008*	10.000000	7.478232	-25.22%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
2010	8.322823	9.166812	10.14%	0
2009	6.764627	8.322823	23.03%	0
2008*	10.000000	6.764627	-32.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
2010	9.396894	9.959026	5.98%	0
2009	8.215074	9.396894	14.39%	0
2008*	10.000000	8.215074	-17.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.126194	11.652403	4.73%	0
2011	10.737632	11.126194	3.62%	0
2010	10.318745	10.737632	4.06%	0
2009	9.758691	10.318745	5.74%	0
2008*	10.000000	9.758691	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
2010	11.026696	11.587684	5.09%	0
2009	9.742839	11.026696	13.18%	0
2008*	10.000000	9.742839	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.708337	21.314084	13.93%	0
2011	24.794479	18.708337	-24.55%	0
2010	21.956290	24.794479	12.93%	0
2009	13.831355	21.956290	58.74%	0
2008	33.693189	13.831355	-58.95%	0
2007	23.813945	33.693189	41.49%	0
2006	17.918416	23.813945	32.90%	0
2005	13.897002	17.918416	28.94%	0
2004	11.840925	13.897002	17.36%	0
2003	7.370807	11.840925	60.65%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	18.833575	21.460082	13.95%	0
2011	24.966110	18.833575	-24.56%	0
2010	22.100858	24.966110	12.96%	0
2009	13.907906	22.100858	58.91%	0
2008	33.934109	13.907906	-59.01%	0
2007	23.989282	33.934109	41.46%	0
2006	18.060045	23.989282	32.83%	0
2005	14.004972	18.060045	28.95%	0
2004	11.931622	14.004972	17.38%	0
2003	7.429260	11.931622	60.60%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.912182	12.933376	0.16%	0
2011	12.384534	12.912182	4.26%	0
2010	12.159802	12.384534	1.85%	0
2009	12.182521	12.159802	-0.19%	0
2008	11.635178	12.182521	4.70%	0
2007	11.172362	11.635178	4.14%	0
2006	11.121681	11.172362	0.46%	0
2005	11.079571	11.121681	0.38%	0
2004	11.038626	11.079571	0.37%	0
2003	11.133937	11.038626	-0.86%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.746577	12.075311	12.36%	0
2011	12.252101	10.746577	-12.29%	0
2010	11.125937	12.252101	10.12%	0
2009	8.823813	11.125937	26.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	14.502104	16.290891	12.33%	0
2011	16.533673	14.502104	-12.29%	0
2010	15.016732	16.533673	10.10%	0
2009	11.914214	15.016732	26.04%	0
2008	22.717093	11.914214	-47.55%	0
2007	18.383846	22.717093	23.57%	0
2006	14.224602	18.383846	29.24%	0
2005	11.241007	14.224602	26.54%	0
2004	10.113202	11.241007	11.15%	0
2003	7.687861	10.113202	31.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
2010	7.908176	8.255639	4.39%	0
2009	6.326161	7.908176	25.01%	0
2008	11.437095	6.326161	-44.69%	0
2007	10.758307	11.437095	6.31%	0
2006*	10.000000	10.758307	7.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.173181	12.586691	12.65%	0
2011	11.964834	11.173181	-6.62%	0
2010	10.738307	11.964834	11.42%	0
2009	8.684887	10.738307	23.64%	0
2008	14.148318	8.684887	-38.62%	0
2007	13.739493	14.148318	2.98%	0
2006	12.094067	13.739493	13.61%	0
2005	11.527106	12.094067	4.92%	0
2004	10.400290	11.527106	10.83%	0
2003	8.113853	10.400290	28.18%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
2010	11.421675	12.191626	6.74%	0
2009*	10.000000	11.421675	14.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
2010	11.975410	13.040705	8.90%	0
2009*	10.000000	11.975410	19.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.055827	11.301659	2.22%	0
2011	11.049669	11.055827	0.06%	0
2010	10.735313	11.049669	2.93%	0
2009	10.124734	10.735313	6.03%	0
2008	11.084019	10.124734	-8.65%	0
2007	10.822672	11.084019	2.41%	0
2006	10.487114	10.822672	3.20%	0
2005	10.443029	10.487114	0.42%	0
2004	10.266218	10.443029	1.72%	0
2003	9.788002	10.266218	4.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	11.399184	12.277167	7.70%	0
2011	11.731588	11.399184	-2.83%	0
2010	10.881725	11.731588	7.81%	0
2009	9.397013	10.881725	15.80%	0
2008	12.587849	9.397013	-25.35%	0
2007	12.258669	12.587849	2.69%	0
2006	11.325043	12.258669	8.24%	0
2005	11.059287	11.325043	2.40%	0
2004	10.387269	11.059287	6.47%	0
2003	8.901427	10.387269	16.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	11.413816	12.620018	10.57%	0
2011	11.997088	11.413816	-4.86%	0
2010	10.938546	11.997088	9.68%	0
2009	9.046885	10.938546	20.91%	0
2008	13.566652	9.046885	-33.32%	0
2007	13.150794	13.566652	3.16%	0
2006	11.811103	13.150794	11.34%	0
2005	11.347783	11.811103	4.08%	0
2004	10.415083	11.347783	8.96%	0
2003	8.460596	10.415083	23.10%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.455494	12.029153	5.01%	0
2011	11.546560	11.455494	-0.79%	0
2010	10.946741	11.546560	5.48%	0
2009	9.830579	10.946741	11.35%	0
2008	11.904923	9.830579	-17.42%	0
2007	11.571698	11.904923	2.88%	0
2006	10.979319	11.571698	5.40%	0
2005	10.809764	10.979319	1.57%	0
2004	10.378140	10.809764	4.16%	0
2003	9.390578	10.378140	10.52%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	12.879503	14.857195	15.36%	0
2011	13.552476	12.879503	-4.97%	0
2010	12.814927	13.552476	5.76%	0
2009*	10.000000	12.814927	28.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	13.661457	15.598185	14.18%	0
2011	14.421186	13.661457	-5.27%	0
2010	11.755908	14.421186	22.67%	0
2009	8.843928	11.755908	32.93%	0
2008	14.321306	8.843928	-38.25%	0
2007	13.700429	14.321306	4.53%	0
2006	12.825652	13.700429	6.82%	0
2005	11.769884	12.825652	8.97%	0
2004	10.462838	11.769884	12.49%	0
2003	7.993851	10.462838	30.89%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.872732	8.623628	-2.81%	0
2011	9.127609	8.872732	-2.79%	0
2010	9.390532	9.127609	-2.80%	0
2009	9.656987	9.390532	-2.76%	0
2008	9.735239	9.656987	-0.80%	0
2007	9.559098	9.735239	1.84%	0
2006	9.407511	9.559098	1.61%	0
2005	9.426258	9.407511	-0.20%	0
2004	9.619743	9.426258	-2.01%	0
2003	9.835321	9.619743	-2.19%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.139948	14.335624	9.10%	0
2011	12.806930	13.139948	2.60%	0
2010	11.914299	12.806930	7.49%	0
2009	9.854736	11.914299	20.90%	0
2008	12.258317	9.854736	-19.61%	0
2007	12.055767	12.258317	1.68%	0
2006	11.829718	12.055767	1.91%	0
2005	11.909897	11.829718	-0.67%	0
2004	11.501450	11.909897	3.55%	0
2003	10.553935	11.501450	8.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	7.803856	8.781745	12.53%	0
2011	8.858030	7.803856	-11.90%	0
2010	7.991263	8.858030	10.85%	0
2009	6.024818	7.991263	32.64%	0
2008*	10.000000	6.024818	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	11.485478	13.087197	13.95%	0
2011	14.085850	11.485478	-18.46%	0
2010	13.656507	14.085850	3.14%	0
2009	10.821168	13.656507	26.20%	0
2008	20.745991	10.821168	-47.84%	0
2007	20.739088	20.745991	0.03%	0
2006	17.381100	20.739088	19.32%	0
2005	15.956891	17.381100	8.93%	0
2004	13.650576	15.956891	16.90%	0
2003*	10.000000	13.650576	36.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.347581	9.440268	13.09%	0
2011	8.844581	8.347581	-5.62%	0
2010	7.877347	8.844581	12.28%	0
2009	6.244736	7.877347	26.14%	0
2008*	10.000000	6.244736	-37.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.444264	10.814070	14.50%	0
2011	10.317367	9.444264	-8.46%	0
2010*	10.000000	10.317367	3.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
2010	7.714365	8.454273	9.59%	0
2009	6.229093	7.714365	23.84%	0
2008*	10.000000	6.229093	-37.71%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.736839	9.757245	11.68%	0
2011	9.384987	8.736839	-6.91%	0
2010	7.613254	9.384987	23.27%	0
2009	6.161456	7.613254	23.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0
2010	7.576931	9.314391	22.93%	0
2009	6.152116	7.576931	23.16%	0
2008*	10.000000	6.152116	-38.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
2010	8.408810	9.778223	16.29%	0
2009	6.630696	8.408810	26.82%	0
2008*	10.000000	6.630696	-33.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	7.629523	8.411881	10.25%	0
2011	7.900091	7.629523	-3.42%	0
2010	6.478729	7.900091	21.94%	0
2009	5.229333	6.478729	23.89%	0
2008	10.041738	5.229333	-47.92%	0
2007	9.414637	10.041738	6.66%	0
2006	9.384246	9.414637	0.32%	0
2005	8.931073	9.384246	5.07%	0
2004	8.101413	8.931073	10.24%	0
2003	6.207447	8.101413	30.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	11.235337	13.152752	17.07%	0
2011	12.175792	11.235337	-7.72%	0
2010	9.893930	12.175792	23.06%	0
2009	8.064801	9.893930	22.68%	0
2008	12.229773	8.064801	-34.06%	0
2007	13.516037	12.229773	-9.52%	0
2006	11.854253	13.516037	14.02%	0
2005	11.831125	11.854253	0.20%	0
2004	10.376786	11.831125	14.02%	0
2003	6.805760	10.376786	52.47%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	12.581103	14.123711	12.26%	0
2011	13.704719	12.581103	-8.20%	0
2010	11.250488	13.704719	21.81%	0
2009	8.592740	11.250488	30.93%	0
2008	14.303051	8.592740	-39.92%	0
2007	14.410196	14.303051	-0.74%	0
2006	13.231327	14.410196	8.91%	0
2005	12.118555	13.231327	9.18%	0
2004	10.474920	12.118555	15.69%	0
2003	7.641994	10.474920	37.07%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.888578	9.867147	11.01%	0
2011	9.096005	8.888578	-2.28%	0
2010	8.248436	9.096005	10.28%	0
2009	6.729807	8.248436	22.57%	0
2008	11.847340	6.729807	-43.20%	0
2007	11.268563	11.847340	5.14%	0
2006	10.201905	11.268563	10.46%	0
2005	9.767983	10.201905	4.44%	0
2004	9.156429	9.767983	6.68%	0
2003	7.387404	9.156429	23.95%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.229249	10.386398	12.54%	0
2011	8.914948	9.229249	3.53%	0
2010	7.045037	8.914948	26.54%	0
2009	5.539956	7.045037	27.17%	0
2008*	10.000000	5.539956	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
2010	10.157941	10.112451	-0.45%	0
2009	9.756839	10.157941	4.11%	0
2008*	10.000000	9.756839	-2.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
2010	12.789798	13.220877	3.37%	0
2009*	10.000000	12.789798	27.90%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
2010	9.151815	9.365725	2.34%	0
2009	8.308151	9.151815	10.15%	0
2008	9.873439	8.308151	-15.85%	0
2007	9.696717	9.873439	1.82%	0
2006	9.573004	9.696717	1.29%	0
2005	9.707882	9.573004	-1.39%	0
2004	9.910320	9.707882	-2.04%	0
2003*	10.000000	9.910320	-0.90%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.555630	11.164409	5.77%	0
2011	10.975497	10.555630	-3.83%	0
2010	9.440023	10.975497	16.27%	0
2009	7.911758	9.440023	19.32%	0
2008	13.448917	7.911758	-41.17%	0
2007	13.767669	13.448917	-2.32%	0
2006	13.456536	13.767669	2.31%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.346989	12.239414	7.86%	0
2011	12.044243	11.346989	-5.79%	0
2010	10.085747	12.044243	19.42%	0
2009	7.895143	10.085747	27.75%	0
2008	13.413996	7.895143	-41.14%	0
2007	12.826024	13.413996	4.58%	0
2006	11.604312	12.826024	10.53%	0
2005	11.171523	11.604312	3.87%	0
2004*	10.000000	11.171523	11.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	7.654261	8.663035	13.18%	0
2011	7.788949	7.654261	-1.73%	0
2010	6.286480	7.788949	23.90%	0
2009	4.877209	6.286480	28.90%	0
2008	9.852451	4.877209	-50.50%	0
2007	9.534100	9.852451	3.34%	0
2006	9.526496	9.534100	0.08%	0
2005	8.724542	9.526496	9.19%	0
2004	7.493747	8.724542	16.42%	0
2003	6.138481	7.493747	22.08%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.011913	20.044283	17.82%	0
2011	19.078823	17.011913	-10.83%	0
2010	16.924305	19.078823	12.73%	0
2009	12.464026	16.924305	35.79%	0
2008	21.442487	12.464026	-41.87%	0
2007	20.748629	21.442487	3.34%	0
2006	18.136480	20.748629	14.40%	0
2005	16.317670	18.136480	11.15%	0
2004	14.084003	16.317670	15.86%	0
2003*	10.000000	14.084003	40.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.715709	13.808431	17.86%	0
2011	13.142222	11.715709	-10.85%	0
2010	11.659063	13.142222	12.72%	0
2009	8.581803	11.659063	35.86%	0
2008	14.762294	8.581803	-41.87%	0
2007	14.287084	14.762294	3.33%	0
2006	12.488041	14.287084	14.41%	0
2005	11.238612	12.488041	11.12%	0
2004	9.702830	11.238612	15.83%	0
2003	6.979355	9.702830	39.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.127559	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	8.980389	10.201029	13.59%	0
2011	9.239885	8.980389	-2.81%	0
2010	8.187059	9.239885	12.86%	0
2009	6.565778	8.187059	24.69%	0
2008	10.978937	6.565778	-40.20%	0
2007	10.818360	10.978937	1.48%	0
2006	9.675327	10.818360	11.81%	0
2005	9.391908	9.675327	3.02%	0
2004	8.827365	9.391908	6.40%	0
2003	7.166545	8.827365	23.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	8.738607	10.021114	14.68%	0
2011	9.193247	8.738607	-4.95%	0
2010	7.663967	9.193247	19.95%	0
2009	5.747137	7.663967	33.35%	0
2008	9.511102	5.747137	-39.57%	0
2007	9.906509	9.511102	-3.99%	0
2006*	10.000000	9.906509	-0.93%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
2010	10.760148	11.439096	6.31%	0
2009*	10.000000	10.760148	7.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
2010	10.838809	11.081664	2.24%	0
2009*	10.000000	10.838809	8.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
2010*	10.000000	10.438042	4.38%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	10.506918	11.176070	6.37%	0
2011	10.230911	10.506918	2.70%	0
2010	9.823676	10.230911	4.15%	0
2009	9.217569	9.823676	6.58%	0
2008	10.560867	9.217569	-12.72%	0
2007	10.304780	10.560867	2.49%	0
2006*	10.000000	10.304780	3.05%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	21.541984	24.698135	14.65%	0
2011	20.704699	21.541984	4.04%	0
2010	19.409428	20.704699	6.67%	0
2009	15.335483	19.409428	26.57%	0
2008	18.556578	15.335483	-17.36%	0
2007	17.923217	18.556578	3.53%	0
2006	16.639741	17.923217	7.71%	0
2005	15.249442	16.639741	9.12%	0
2004	14.254376	15.249442	6.98%	0
2003	11.468918	14.254376	24.29%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	24.203432	30.536617	26.17%	0
2011	33.530198	24.203432	-27.82%	0
2010	27.195437	33.530198	23.29%	0
2009	13.124124	27.195437	107.22%	0
2008	38.341062	13.124124	-65.77%	0
2007	28.667512	38.341062	33.74%	0
2006	21.141424	28.667512	35.60%	0
2005	16.476343	21.141424	28.31%	0
2004	13.464658	16.476343	22.37%	0
2003	8.983679	13.464658	49.88%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	28.566428	28.704629	0.48%	0
2011	35.174908	28.566428	-18.79%	0
2010	28.000916	35.174908	25.62%	0
2009	18.286568	28.000916	53.12%	0
2008	34.923264	18.286568	-47.64%	0
2007	24.721668	34.923264	41.27%	0
2006	20.428335	24.721668	21.02%	0
2005	13.855153	20.428335	47.44%	0
2004	11.474015	13.855153	20.75%	0
2003	8.152874	11.474015	40.74%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.541964	-4.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.803292	15.520235	4.84%	0
2011	15.962720	14.803292	-7.26%	0
2010	12.953957	15.962720	23.23%	0
2009*	10.000000	12.953957	29.54%	0

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.495425	25.309292	17.74%	151,310
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
2008	24.107427	17.674192	-26.69%	3,340
2007	16.932234	24.107427	42.38%	3,269
2006	14.263441	16.932234	18.71%	1,604
2005	11.616363	14.263441	22.79%	202
2004	10.377361	11.616363	11.94%	157
2003	9.422201	10.377361	10.14%	99
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	14.393951	15.891071	10.40%	5
2011	14.101184	14.393951	2.08%	106
2010	12.187343	14.101184	15.70%	180
2009	10.894499	12.187343	11.87%	270
2008	13.957586	10.894499	-21.95%	117
2007	12.429399	13.957586	12.29%	147
2006	11.311806	12.429399	9.88%	413
2005	10.902171	11.311806	3.76%	101
2004	10.129507	10.902171	7.63%	101
2003	8.608933	10.129507	17.66%	101
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	15.540629	16.241128	4.51%	223
2011	14.657750	15.540629	6.02%	306
2010	13.990719	14.657750	4.77%	1,900
2009	13.214006	13.990719	5.88%	1,832
2008	13.332908	13.214006	-0.89%	1,832
2007	12.771687	13.332908	4.39%	1,614
2006	12.400171	12.771687	3.00%	762
2005	12.350979	12.400171	0.40%	135
2004	12.034015	12.350979	2.63%	91
2003	11.690957	12.034015	2.93%	42
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	11.084368	12.988199	17.18%	20
2011	11.035256	11.084368	0.45%	20
2010	9.238765	11.035256	19.45%	2,163
2009	7.539773	9.238765	22.53%	2,504
2008	11.699359	7.539773	-35.55%	1,918
2007	10.385371	11.699359	12.65%	2,019
2006	8.984926	10.385371	15.59%	1,965
2005	8.342395	8.984926	7.70%	145
2004	7.706275	8.342395	8.25%	81
2003	6.651356	7.706275	15.86%	0

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.822563	14.337669	11.82%	254
2011	13.616581	12.822563	-5.83%	254
2010	11.842989	13.616581	14.98%	1,630
2009	10.168397	11.842989	16.47%	1,630
2008	16.059891	10.168397	-36.68%	1,630
2007	13.927831	16.059891	15.31%	1,376
2006	12.161212	13.927831	14.53%	628
2005	10.889524	12.161212	11.68%	0
2004*	10.000000	10.889524	8.90%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	11.044965	11.062212	0.16%	0
2011	12.295281	11.044965	-10.17%	0
2010	10.204060	12.295281	20.49%	0
2009	7.351862	10.204060	38.80%	0
2008	13.817893	7.351862	-46.79%	0
2007	9.244437	13.817893	49.47%	0
2006*	10.000000	9.244437	-7.56%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.862979	10.369002	5.13%	0
2011*	10.000000	9.862979	-1.37%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.646540	12.729840	0.66%	91
2011	16.294435	12.646540	-22.39%	91
2010	14.088146	16.294435	15.66%	91
2009	8.211874	14.088146	71.56%	91
2008	21.567268	8.211874	-61.92%	91
2007	15.212637	21.567268	41.77%	0
2006	12.269102	15.212637	23.99%	0
2005*	10.000000	12.269102	22.69%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	10.394903	11.578714	11.39%	178
2011	10.302143	10.394903	0.90%	240
2010	9.262002	10.302143	11.23%	240
2009	7.377185	9.262002	25.55%	240
2008	11.447833	11.717152	21.44%	62
2007	9.426908	11.447833	21.44%	62
2006	9.083547	9.426908	3.78%	160
2005	8.265413	9.083547	9.90%	349
2004	8.097972	8.265413	2.07%	218
2003	6.660519	8.097972	21.58%	62

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	20.175574	23.648612	17.21%	0
2011	19.399657	20.175574	4.00%	0
2010	17.095068	19.399657	13.48%	0
2009	11.817089	17.095068	44.66%	0
2008	15.298564	11.817089	-22.76%	1,462
2007	14.909699	15.298564	2.61%	1,462
2006	13.685516	14.909699	8.95%	31
2005	13.507495	13.685516	1.32%	88
2004	12.444145	13.507495	8.54%	47
2003	10.519093	12.444145	18.30%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	13.481959	15.094965	11.96%	0
2011	15.845652	13.481959	-14.92%	0
2010	14.056891	15.845652	12.73%	1,162
2009	10.387686	14.056891	35.32%	1,162
2008	18.209601	10.387686	-42.95%	1,162
2007	16.774794	18.209601	8.55%	1,162
2006	13.098654	16.774794	28.07%	535
2005	11.926028	13.098654	9.83%	0
2004*	10.000000	11.926028	19.26%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	10.748764	12.536555	16.63%	12
2011	11.738553	10.748764	-8.43%	12
2010	10.350505	11.738553	13.41%	190
2009	8.256069	10.350505	25.37%	404
2008	14.444150	8.256069	-42.84%	37
2007	12.053681	14.444150	19.83%	101
2006	10.083529	12.053681	19.54%	680
2005	8.762162	10.083529	15.08%	0
2004	7.779518	8.762162	12.63%	0
2003	6.304344	7.779518	23.40%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.132959	10.348631	2.13%	0
2011*	10.000000	10.132959	1.33%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	14.284267	15.783676	10.50%	0
2011	15.547749	14.284267	-8.13%	0
2010	11.171963	15.547749	39.17%	0
2009	8.003237	11.171963	39.59%	0
2008	15.588775	8.003237	-48.66%	0
2007	14.817761	15.588775	5.20%	0
2006	13.358941	14.817761	10.92%	0
2005	11.186397	13.358941	19.42%	0
2004*	10.000000	11.186397	11.86%	0

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.783008	17.707638	12.19%	0
2011	16.064261	15.783008	-1.75%	0
2010	12.359027	16.064261	29.98%	0
2009	8.529179	12.359027	44.90%	0
2008	13.537212	8.529179	-36.99%	0
2007	12.167455	13.537212	11.26%	0
2006	11.344145	12.167455	7.26%	0
2005*	10.000000	11.344145	13.44%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.773953	10.646444	-1.18%	262
2011	10.902264	10.773953	-1.18%	262
2010	11.026382	10.902264	-1.13%	262
2009	11.047768	11.026382	-0.19%	262
2008	10.942913	11.047768	0.96%	262
2007	10.587809	10.942913	3.35%	0
2006	10.272515	10.587809	3.07%	0
2005	10.144352	10.272515	1.26%	0
2004	10.196865	10.144352	-0.51%	0
2003	10.267819	10.196865	-0.69%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.693830	17.089164	16.30%	6
2011	14.162571	14.693830	3.75%	6
2010	11.154422	14.162571	26.97%	90
2009	9.132678	11.154422	22.14%	191
2008	14.451912	9.132678	-36.81%	14
2007	17.428504	14.451912	-17.08%	35
2006	13.559914	17.428504	28.53%	237
2005	12.382955	13.559914	9.50%	0
2004*	10.000000	12.382955	23.83%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	13.708353	17.312708	26.29%	12
2011	14.723734	13.708353	-6.90%	42
2010	13.216844	14.723734	11.40%	208
2009	9.300091	13.216844	42.12%	407
2008	14.238658	9.300091	-34.68%	74
2007	11.588637	14.238658	22.87%	151
2006	10.873008	11.588637	6.58%	923
2005	9.386064	10.873008	15.84%	293
2004	8.172078	9.386064	14.86%	182
2003	6.340194	8.172078	28.89%	30

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	13.347348	13.867849	3.90%	7
2011	15.111435	13.347348	-11.67%	31
2010	11.870403	15.111435	27.30%	124
2009	8.918006	11.870403	33.11%	236
2008	14.840515	8.918006	-39.91%	44
2007	13.233103	14.840515	12.15%	77
2006	12.749111	13.233103	3.80%	447
2005	11.430870	12.749111	11.53%	238
2004	10.122782	11.430870	12.92%	147
2003	7.546353	10.122782	34.14%	25
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.682597	14.864808	17.21%	168
2011	14.718680	12.682597	-13.83%	168
2010	11.784563	14.718680	24.90%	248
2009	9.235729	11.784563	27.60%	343
2008	12.655021	9.235729	-27.02%	179
2007	13.361412	12.655021	-5.29%	46
2006	11.573723	13.361412	15.45%	310
2005	11.247156	11.573723	2.90%	0
2004*	10.000000	11.247156	12.47%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	12.888532	15.137716	17.45%	0
2011	14.074640	12.888532	-8.43%	96
2010	12.000501	14.074640	17.28%	96
2009	9.591048	12.000501	25.12%	96
2008	14.667394	9.591048	-34.61%	96
2007	14.570214	14.667394	0.67%	96
2006	12.616841	14.570214	15.48%	96
2005	12.228753	12.616841	3.17%	96
2004	10.790735	12.228753	13.33%	96
2003	8.729604	10.790735	23.61%	97

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.255696	25.001652	17.62%	35,337
2011	23.207443	21.255696	-8.41%	34,861
2010	21.635967	23.207443	7.26%	49,454
2009	17.530208	21.635967	23.42%	30,881
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	14.233388	15.697866	10.29%	0
2011	13.957983	14.233388	1.97%	0
2010	12.075777	13.957983	15.59%	0
2009	10.805705	12.075777	11.75%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	15.367275	16.043671	4.40%	0
2011	14.508882	15.367275	5.92%	0
2010	13.862661	14.508882	4.66%	0
2009	13.106322	13.862661	5.77%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	10.960674	12.830235	17.06%	0
2011	10.923138	10.960674	0.34%	0
2010	9.154142	10.923138	19.32%	0
2009	7.478280	9.154142	22.41%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.723510	14.212481	11.70%	0
2011	13.525052	12.723510	-5.93%	0
2010	11.775283	13.525052	14.86%	0
2009	10.120509	11.775283	16.35%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.981767	10.987757	0.05%	0
2011	12.237289	10.981767	-10.26%	0
2010	10.166203	12.237289	20.37%	0
2009	7.332010	10.166203	38.66%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.856361	10.351532	5.02%	0
2011*	10.000000	9.856361	-1.44%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.562453	12.632368	0.56%	0
2011	16.202496	12.562453	-22.47%	0
2010	14.022839	16.202496	15.54%	0
2009	8.182088	14.022839	71.38%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	10.278930	11.437928	11.28%	0
2011	10.197493	10.278930	0.80%	0
2010	9.177195	10.197493	11.12%	0
2009	7.317036	9.177195	25.42%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.950532	23.361117	17.10%	0
2011	19.202657	19.950532	3.89%	0
2010	16.938603	19.202657	13.37%	0
2009	11.720781	16.938603	44.52%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	13.377786	14.963130	11.85%	0
2011	15.739132	13.377786	-15.00%	0
2010	13.976506	15.739132	12.61%	0
2009	10.338765	13.976506	35.19%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	10.628804	12.384060	16.51%	0
2011	11.619294	10.628804	-8.52%	0
2010	10.255711	11.619294	13.30%	0
2009	8.188744	10.255711	25.24%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.126160	10.331195	2.02%	0
2011*	10.000000	10.126160	1.26%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	14.173890	15.645804	10.38%	0
2011	15.443225	14.173890	-8.22%	0
2010	11.108080	15.443225	39.03%	0
2009	7.965527	11.108080	39.45%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.678162	17.572163	12.08%	0
2011	15.973683	15.678162	-1.85%	0
2010	12.301781	15.973683	29.85%	0
2009	8.498265	12.301781	44.76%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.653751	10.516984	-1.28%	0
2011	10.791524	10.653751	-1.28%	0
2010	10.925440	10.791524	-1.23%	0
2009	10.957721	10.925440	-0.29%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.583961	16.944182	16.18%	0
2011	14.070885	14.583961	3.65%	0
2010	11.093411	14.070885	26.84%	0
2009	9.091936	11.093411	22.01%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	13.555336	17.102099	26.17%	0
2011	14.574112	13.555336	-6.99%	0
2010	13.095777	14.574112	11.29%	0
2009	9.224232	13.095777	41.97%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	13.198373	13.699146	3.79%	0
2011	14.957887	13.198373	-11.76%	0
2010	11.761678	14.957887	27.17%	0
2009	8.845278	11.761678	32.97%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.584556	14.734945	17.09%	0
2011	14.619695	12.584556	-13.92%	0
2010	11.717157	14.619695	24.77%	0
2009	9.192206	11.717157	27.47%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	12.750071	14.959904	17.33%	0
2011	13.937519	12.750071	-8.52%	0
2010	11.895605	13.937519	17.17%	0
2009	9.516843	11.895605	25.00%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.136731	24.849103	17.56%	38,876
2011	23.089227	21.136731	-8.46%	22,878
2010	21.536641	23.089227	7.21%	36,868
2009	17.458570	21.536641	23.36%	27,860
2008	23.849566	17.458570	-26.80%	0
2007	16.776691	23.849566	42.16%	0
2006	14.153834	16.776691	18.53%	0
2005	11.544564	14.153834	22.60%	0
2004	10.328889	11.544564	11.77%	1,571
2003	9.392441	10.328889	9.97%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	14.153707	15.602048	10.23%	0
2011	13.886852	14.153707	1.92%	0
2010	12.020317	13.886852	15.53%	0
2009	10.761534	12.020317	11.70%	0
2008	13.808231	10.761534	-22.06%	0
2007	12.315181	13.808231	12.12%	0
2006	11.224846	12.315181	9.71%	0
2005	10.834754	11.224846	3.60%	0
2004	10.082166	10.834754	7.46%	0
2003	8.581727	10.082166	17.48%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	15.281270	15.945775	4.35%	0
2011	14.434968	15.281270	5.86%	0
2010	13.799018	14.434968	4.61%	0
2009	13.052756	13.799018	5.72%	0
2008	13.190241	13.052756	-1.04%	0
2007	12.654334	13.190241	4.23%	0
2006	12.304866	12.654334	2.84%	0
2005	12.274629	12.304866	0.25%	552
2004	11.977814	12.274629	2.48%	553
2003	11.654058	11.977814	2.78%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	10.899331	12.751950	17.00%	0
2011	10.867496	10.899331	0.29%	0
2010	9.112126	10.867496	19.26%	0
2009	7.447726	9.112126	22.35%	0
2008	11.574141	7.447726	-35.65%	0
2007	10.289913	11.574141	12.48%	0
2006	8.915827	10.289913	15.41%	0
2005	8.290791	8.915827	7.54%	311
2004	7.670241	8.290791	8.09%	1,635
2003	6.630316	7.670241	15.68%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.674199	14.150220	11.65%	0
2011	13.479459	12.674199	-5.97%	0
2010	11.741533	13.479459	14.80%	0
2009	10.096623	11.741533	16.29%	0
2008	15.970821	10.096623	-36.78%	0
2007	13.871751	15.970821	15.13%	0
2006	12.130615	13.871751	14.35%	0
2005	10.878591	12.130615	11.51%	0
2004*	10.000000	10.878591	8.79%	667
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.950257	10.950671	0.00%	0
2011	12.208363	10.950257	-10.31%	0
2010	10.147310	12.208363	20.31%	0
2009	7.322087	10.147310	38.58%	0
2008	13.782912	7.322087	-46.88%	0
2007	9.235115	13.782912	49.24%	0
2006*	10.000000	9.235115	-7.65%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.853047	10.342796	4.97%	0
2011*	10.000000	9.853047	-1.47%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.520623	12.583906	0.51%	0
2011	16.156723	12.520623	-22.51%	0
2010	13.990288	16.156723	15.49%	0
2009	8.167233	13.990288	71.30%	0
2008	21.482800	8.167233	-61.98%	0
2007	15.176222	21.482800	41.56%	0
2006	12.258287	15.176222	23.80%	0
2005*	10.000000	12.258287	22.58%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	10.221319	11.368044	11.22%	0
2011	10.145480	10.221319	0.75%	0
2010	9.135013	10.145480	11.06%	0
2009	7.287096	9.135013	25.36%	0
2008	11.325270	11.591708	21.25%	0
2007	9.340232	11.325270	21.25%	0
2006	9.013667	9.340232	3.62%	0
2005	8.214264	9.013667	9.73%	330
2004	8.060111	8.214264	1.91%	2,071
2003	6.639456	8.060111	21.40%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.838867	23.218567	17.04%	0
2011	19.104821	19.838867	3.84%	0
2010	16.860828	19.104821	13.31%	0
2009	11.672865	16.860828	44.44%	0
2008	15.134858	11.672865	-22.87%	0
2007	14.772705	15.134858	2.45%	0
2006	13.580319	14.772705	8.78%	0
2005	13.424002	13.580319	1.16%	0
2004	12.386029	13.424002	8.38%	0
2003	10.485875	12.386029	18.12%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	13.325980	14.897618	11.79%	0
2011	15.686119	13.325980	-15.05%	0
2010	13.936483	15.686119	12.55%	0
2009	10.314372	13.936483	35.12%	0
2008	18.108636	10.314372	-43.04%	0
2007	16.707281	18.108636	8.39%	0
2006	13.065701	16.707281	27.87%	0
2005	11.914060	13.065701	9.67%	0
2004*	10.000000	11.914060	19.14%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	10.569288	12.308472	16.46%	0
2011	11.560074	10.569288	-8.57%	0
2010	10.208611	11.560074	13.24%	0
2009	8.155274	10.208611	25.18%	0
2008	14.289549	8.155274	-42.93%	0
2007	11.942881	14.289549	19.65%	0
2006	10.005986	11.942881	19.36%	0
2005	8.707966	10.005986	1491.00%	100
2004	7.743155	8.707966	12.46%	931
2003	6.284412	7.743155	23.21%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.122762	10.322486	1.97%	0
2011*	10.000000	10.122762	1.23%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	14.118967	15.577280	10.33%	0
2011	15.391166	14.118967	-8.27%	0
2010	11.076239	15.391166	38.96%	0
2009	7.946718	11.076239	39.38%	0
2008	15.502319	7.946718	-48.74%	0
2007	14.758110	15.502319	5.04%	0
2006	13.325346	14.758110	10.75%	0
2005	11.175159	13.325346	19.24%	0
2004*	10.000000	11.175159	11.75%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.625954	17.504752	12.02%	0
2011	15.928539	15.625954	-1.90%	0
2010	12.273217	15.928539	29.78%	0
2009	8.482834	12.273217	44.68%	0
2008	13.484181	8.482834	-37.09%	0
2007	12.138313	13.484181	11.09%	0
2006	11.334146	12.138313	7.10%	0
2005*	10.000000	11.334146	13.34%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.594104	10.452792	-1.33%	2,096
2011	10.736537	10.594104	-1.33%	2,096
2010	10.875279	10.736537	-1.28%	2,096
2009	10.912941	10.875279	-0.35%	2,096
2008	10.825801	10.912941	0.80%	2,096
2007	10.490512	10.825801	3.20%	2,096
2006	10.193550	10.490512	2.91%	2,096
2005	10.081634	10.193550	1.11%	2,096
2004	10.149231	10.081634	-0.67%	2,096
2003	10.235391	10.149231	-0.84%	2,096
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.529223	16.872012	16.12%	0
2011	14.025164	14.529223	3.59%	0
2010	11.062968	14.025164	26.78%	0
2009	9.071602	11.062968	21.95%	0
2008	14.377204	9.071602	-36.90%	0
2007	17.364934	14.377204	-17.21%	0
2006	13.530925	17.364934	28.34%	0
2005	12.375222	13.530925	9.34%	0
2004*	10.000000	12.375222	23.75%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	13.479462	16.997738	26.10%	0
2011	14.499873	13.479462	-7.04%	0
2010	13.035669	14.499873	11.23%	0
2009	9.186540	13.035669	41.90%	0
2008	14.086239	9.186540	-34.78%	0
2007	11.482107	14.086239	22.68%	0
2006	10.789405	11.482107	6.42%	0
2005	9.328008	10.789405	15.67%	192
2004	8.133866	9.328008	14.68%	973
2003	6.320134	8.133866	28.70%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	13.124429	13.615484	3.74%	0
2011	14.881623	13.124429	-11.81%	0
2010	11.707629	14.881623	27.11%	0
2009	8.809091	11.707629	32.90%	0
2008	14.681628	8.809091	-40.00%	0
2007	13.111434	14.681628	11.98%	0
2006	12.651061	13.111434	3.64%	0
2005	11.360146	12.651061	11.36%	232
2004	10.075450	11.360146	12.75%	876
2003	7.522476	10.075450	33.94%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.535804	14.670400	17.03%	0
2011	14.570436	12.535804	-13.96%	0
2010	11.683591	14.570436	24.71%	0
2009	9.170527	11.683591	27.40%	0
2008	12.584829	9.170527	-27.13%	0
2007	13.307620	12.584829	-5.43%	0
2006	11.544597	13.307620	15.27%	0
2005	11.235863	11.544597	2.75%	0
2004*	10.000000	11.235863	12.36%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	12.681333	14.871697	17.27%	0
2011	13.869405	12.681333	-8.57%	0
2010	11.843457	13.869405	17.11%	0
2009	9.479928	11.843457	24.93%	0
2008	14.519552	9.479928	-34.71%	0
2007	14.445411	14.519552	0.51%	0
2006	12.527720	14.445411	15.31%	0
2005	12.160795	12.527720	3.02%	0
2004	10.747082	12.160795	13.15%	0
2003	8.707493	10.747082	23.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.018406	24.697448	17.50%	15,346
2011	22.971594	21.018406	-8.50%	16,731
2010	21.437776	22.971594	7.15%	15,105
2009	17.387222	21.437776	23.30%	11,501
2008	23.764165	17.387222	-26.83%	0
2007	16.725131	23.764165	42.09%	0
2006	14.117463	16.725131	18.47%	0
2005	11.520707	14.117463	22.54%	0
2004	10.312774	11.520707	11.71%	0
2003	9.382539	10.312774	9.91%	3,396
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	14.074404	15.506763	10.18%	0
2011	13.816023	14.074404	1.87%	0
2010	11.965071	13.816023	15.47%	0
2009	10.717497	11.965071	11.64%	0
2008	13.758704	10.717497	-22.10%	0
2007	12.277275	13.758704	12.07%	0
2006	11.195965	12.277275	9.66%	0
2005	10.812343	11.195965	3.55%	0
2004	10.066413	10.812343	7.41%	0
2003	8.572656	10.066413	17.42%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	15.195699	15.848427	4.30%	0
2011	14.361399	15.195699	5.81%	0
2010	13.735645	14.361399	4.56%	0
2009	12.999393	13.735645	5.66%	0
2008	13.142968	12.999393	-1.09%	0
2007	12.615409	13.142968	4.18%	0
2006	12.273207	12.615409	2.79%	0
2005	12.249247	12.273207	0.20%	0
2004	11.959114	12.249247	2.43%	0
2003	11.641762	11.959114	2.73%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	10.838252	12.674050	16.94%	0
2011	10.812068	10.838252	0.24%	0
2010	9.070232	10.812068	19.20%	0
2009	7.417242	9.070232	22.29%	0
2008	11.532634	7.417242	-35.68%	0
2007	10.258238	11.532634	12.42%	0
2006	8.892873	10.258238	15.35%	0
2005	8.273622	8.892873	7.48%	0
2004	7.658251	8.273622	8.04%	0
2003	6.623314	7.658251	15.63%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.625095	14.088229	11.59%	0
2011	13.434029	12.625095	-6.02%	0
2010	11.707896	13.434029	14.74%	0
2009	10.072796	11.707896	16.23%	0
2008	15.941224	10.072796	-36.81%	0
2007	13.853107	15.941224	15.07%	0
2006	12.120427	13.853107	14.30%	0
2005	10.874951	12.120427	11.45%	0
2004*	10.000000	10.874951	8.75%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.918797	10.913655	-0.05%	0
2011	12.179450	10.918797	-10.35%	0
2010	10.128417	12.179450	20.25%	0
2009	7.312172	10.128417	38.51%	0
2008	13.771261	7.312172	-46.90%	0
2007	9.232018	13.771261	49.17%	0
2006*	10.000000	9.232018	-7.68%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.849740	10.334073	4.92%	0
2011*	10.000000	9.849740	-1.50%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.478898	12.535592	0.45%	0
2011	16.111040	12.478898	-22.54%	0
2010	13.957798	16.111040	15.43%	0
2009	8.152394	13.957798	71.21%	0
2008	21.454694	8.152394	-62.00%	0
2007	15.164090	21.454694	41.48%	0
2006	12.254682	15.164090	23.74%	0
2005*	10.000000	12.254682	22.55%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	10.164078	11.298641	11.16%	1,601
2011	10.093765	10.164078	0.70%	1,601
2010	9.093046	10.093765	11.01%	1,601
2009	7.257296	9.093046	25.30%	1,601
2008	11.284674	11.550158	21.19%	1,601
2007	9.311491	11.284674	21.19%	1,601
2006	8.990484	9.311491	3.57%	1,601
2005	8.197271	8.990484	9.68%	1,601
2004	8.047508	8.197271	1.86%	0
2003	6.632425	8.047508	21.34%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.727767	23.076815	16.98%	0
2011	19.007440	19.727767	3.79%	0
2010	16.783392	19.007440	13.25%	0
2009	11.625141	16.783392	44.37%	0
2008	15.080637	11.625141	-22.91%	0
2007	14.727288	15.080637	2.40%	0
2006	13.545407	14.727288	8.73%	0
2005	13.396264	13.545407	1.11%	0
2004	12.366698	13.396264	8.33%	0
2003	10.474808	12.366698	18.06%	2,774
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	13.274307	14.832316	11.74%	0
2011	15.633218	13.274307	-15.09%	0
2010	13.896517	15.633218	12.50%	0
2009	10.290009	13.896517	35.05%	0
2008	18.075056	10.290009	-43.07%	0
2007	16.684799	18.075056	8.33%	0
2006	13.054725	16.684799	27.81%	0
2005	11.910063	13.054725	9.61%	0
2004*	10.000000	11.910063	19.10%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	10.510111	12.233348	16.40%	0
2011	11.501171	10.510111	-8.62%	0
2010	10.161734	11.501171	13.18%	0
2009	8.121931	10.161734	25.11%	0
2008	14.238353	8.121931	-42.96%	0
2007	11.906157	14.238353	19.59%	0
2006	9.980259	11.906157	19.30%	0
2005	8.689963	9.980259	14.85%	0
2004	7.731058	8.689963	12.40%	0
2003	6.277773	7.731058	23.15%	4,752
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.119360	10.313766	1.92%	0
2011*	10.000000	10.119360	1.19%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	14.064224	15.508993	10.27%	0
2011	15.339259	14.064224	-8.31%	0
2010	11.044474	15.339259	38.89%	0
2009	7.927952	11.044474	39.31%	0
2008	15.473577	7.927952	-48.76%	0
2007	14.738266	15.473577	4.99%	0
2006	13.314163	14.738266	10.70%	0
2005	11.171414	13.314163	19.18%	0
2004*	10.000000	11.171414	11.71%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.573917	17.437595	11.97%	0
2011	15.883535	15.573917	-1.95%	0
2010	12.244733	15.883535	29.72%	0
2009	8.467438	12.244733	44.61%	0
2008	13.466549	8.467438	-37.12%	0
2007	12.128625	13.466549	11.03%	0
2006	11.330819	12.128625	7.04%	0
2005*	10.000000	11.330819	13.31%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.534767	10.388961	-1.38%	0
2011	10.681798	10.534767	-1.38%	0
2010	10.825323	10.681798	-1.33%	0
2009	10.868319	10.825323	-0.40%	0
2008	10.787001	10.868319	0.75%	0
2007	10.458245	10.787001	3.14%	0
2006	10.167335	10.458245	2.86%	0
2005	10.060792	10.167335	1.06%	0
2004	10.133385	10.060792	-0.72%	1,326
2003	10.224593	10.133385	-0.89%	30,573
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.474764	16.800233	16.07%	0
2011	13.979662	14.474764	3.54%	0
2010	11.032647	13.979662	26.71%	0
2009	9.051323	11.032647	21.89%	0
2008	14.352365	9.051323	-36.93%	0
2007	17.343772	14.352365	-17.25%	0
2006	13.521259	17.343772	28.27%	0
2005	12.372627	13.521259	9.28%	0
2004*	10.000000	12.372627	23.73%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	13.403892	16.893851	26.04%	0
2011	14.425883	13.403892	-7.08%	0
2010	12.975718	14.425883	11.18%	0
2009	9.148931	12.975718	41.83%	0
2008	14.035701	9.148931	-34.82%	0
2007	11.446744	14.035701	22.62%	0
2006	10.761615	11.446744	6.37%	0
2005	9.308682	10.761615	15.61%	0
2004	8.121139	9.308682	14.62%	0
2003	6.313444	8.121139	28.63%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	13.050898	13.532324	3.69%	0
2011	14.805737	13.050898	-11.85%	0
2010	11.653828	14.805737	27.05%	0
2009	8.773057	11.653828	32.84%	0
2008	14.629001	8.773057	-40.03%	0
2007	13.071098	14.629001	11.92%	0
2006	12.618519	13.071098	3.59%	0
2005	11.336648	12.618519	11.31%	0
2004	10.059709	11.336648	12.69%	0
2003	7.514524	10.059709	33.87%	3,523
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.487204	14.606108	16.97%	0
2011	14.521283	12.487204	-14.01%	0
2010	11.650080	14.521283	24.65%	0
2009	9.148852	11.650080	27.34%	0
2008	12.561482	9.148852	-27.17%	0
2007	13.289727	12.561482	-5.48%	0
2006	11.534902	13.289727	15.21%	0
2005	11.232101	11.534902	2.70%	0
2004*	10.000000	11.232101	12.32%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	12.612951	14.783989	17.21%	0
2011	13.801594	12.612951	-8.61%	0
2010	11.791530	13.801594	17.05%	0
2009	9.443149	11.791530	24.87%	0
2008	14.470565	9.443149	-34.74%	0
2007	14.404009	14.470565	0.46%	0
2006	12.498129	14.404009	15.25%	0
2005	12.138190	12.498129	2.97%	0
2004	10.732552	12.138190	13.10%	0
2003	8.700123	10.732552	23.36%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.900660	24.546613	17.44%	1,778
2011	22.854476	20.900660	-8.55%	1,558
2010	21.339290	22.854476	7.10%	1,558
2009	17.316121	21.339290	23.23%	1,068
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.995530	15.412023	10.12%	0
2011	13.745560	13.995530	1.82%	0
2010	11.910088	13.745560	15.41%	0
2009	10.673658	11.910088	11.58%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	15.110604	15.751679	4.24%	0
2011	14.288186	15.110604	5.76%	0
2010	13.672558	14.288186	4.50%	0
2009	12.946253	13.672558	5.61%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	10.777496	12.596607	16.88%	0
2011	10.756905	10.777496	0.19%	0
2010	9.028535	10.756905	19.14%	0
2009	7.386893	9.028535	22.22%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.576143	14.026468	11.53%	0
2011	13.388716	12.576143	-6.07%	0
2010	11.674312	13.388716	14.69%	0
2009	10.048999	11.674312	16.17%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.887452	10.876792	-0.10%	0
2011	12.150640	10.887452	-10.40%	0
2010	10.109575	12.150640	20.19%	0
2009	7.302270	10.109575	38.44%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.846420	10.325349	4.86%	0
2011*	10.000000	9.846420	-1.54%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.437288	12.487431	0.40%	0
2011	16.065455	12.437288	-22.58%	0
2010	13.925363	16.065455	15.37%	0
2009	8.137576	13.925363	71.12%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	10.107079	11.229559	11.11%	0
2011	10.042237	10.107079	0.65%	0
2010	9.051220	10.042237	10.95%	0
2009	7.227579	9.051220	25.23%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.617255	22.935881	16.92%	0
2011	18.910527	19.617255	3.74%	0
2010	16.706287	18.910527	13.19%	0
2009	11.577595	16.706287	44.30%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	13.222863	14.767325	11.68%	0
2011	15.580528	13.222863	-15.13%	0
2010	13.856693	15.580528	12.44%	0
2009	10.265731	13.856693	34.98%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	10.451139	12.158521	16.34%	0
2011	11.442428	10.451139	-8.66%	0
2010	10.114961	11.442428	13.12%	0
2009	8.088650	10.114961	25.05%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.115957	10.305056	1.87%	0
2011*	10.000000	10.115957	1.16%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	14.009674	15.440983	10.22%	0
2011	15.287512	14.009674	-8.36%	0
2010	11.012783	15.287512	38.82%	0
2009	7.909214	11.012783	39.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.522004	17.370636	11.91%	0
2011	15.838607	15.522004	-2.00%	0
2010	12.216300	15.838607	29.65%	0
2009	8.452058	12.216300	44.54%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.475726	10.325483	-1.43%	0
2011	10.627308	10.475726	-1.43%	0
2010	10.775566	10.627308	-1.38%	0
2009	10.823855	10.775566	-0.45%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.420424	16.728664	16.01%	0
2011	13.934228	14.420424	3.49%	0
2010	11.002362	13.934228	26.65%	0
2009	9.031064	11.002362	21.83%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	13.328794	16.790665	25.97%	0
2011	14.352317	13.328794	-7.13%	0
2010	12.916083	14.352317	11.12%	0
2009	9.111503	12.916083	41.76%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.977747	13.449633	3.64%	0
2011	14.730215	12.977747	-11.90%	0
2010	11.600255	14.730215	26.98%	0
2009	8.737149	11.600255	32.77%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.438778	14.542065	16.91%	0
2011	14.472308	12.438778	-14.05%	0
2010	11.616664	14.472308	24.58%	0
2009	9.127238	11.616664	27.27%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	12.544862	14.696713	17.15%	0
2011	13.734047	12.544862	-8.66%	0
2010	11.739761	13.734047	16.99%	0
2009	9.406465	11.739761	24.81%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.783511	24.396615	17.38%	2,894
2011	22.737900	20.783511	-8.60%	2,923
2010	21.241206	22.737900	7.05%	3,123
2009	17.245268	21.241206	23.17%	2,754
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.917116	15.317873	10.06%	0
2011	13.675472	13.917116	1.77%	0
2010	11.855361	13.675472	15.35%	0
2009	10.630008	11.855361	11.53%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	15.025856	15.655361	4.19%	0
2011	14.215248	15.025856	5.70%	0
2010	13.609656	14.215248	4.45%	0
2009	12.893227	13.609656	5.56%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	10.717085	12.519625	16.82%	0
2011	10.702011	10.717085	0.14%	0
2010	8.987013	10.702011	19.08%	0
2009	7.356649	8.987013	22.16%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.527339	13.964936	11.48%	0
2011	13.343524	12.527339	-6.12%	0
2010	11.640805	13.343524	14.63%	0
2009	10.025248	11.640805	16.11%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.856184	10.840037	-0.15%	0
2011	12.121889	10.856184	-10.44%	0
2010	10.090761	12.121889	20.13%	0
2009	7.292379	10.090761	38.37%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.843111	10.316621	4.81%	0
2011*	10.000000	9.843111	-1.57%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.395779	12.439432	0.35%	0
2011	16.019968	12.395779	-22.62%	0
2010	13.892971	16.019968	15.31%	0
2009	8.122768	13.892971	71.04%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	10.050414	11.160934	11.05%	0
2011	9.990997	10.050414	0.59%	0
2010	9.009596	9.990997	10.89%	0
2009	7.197988	9.009596	25.17%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.507277	22.795703	16.86%	0
2011	18.814028	19.507277	3.68%	0
2010	16.629468	18.814028	13.14%	0
2009	11.530197	16.629468	44.23%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	13.171560	14.702544	11.62%	0
2011	15.527959	13.171560	-15.18%	0
2010	13.816939	15.527959	12.38%	0
2009	10.241473	13.816939	34.91%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	10.392587	12.084250	16.28%	0
2011	11.384104	10.392587	-8.71%	0
2010	10.068497	11.384104	13.07%	0
2009	8.055580	10.068497	24.99%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.112554	10.296350	1.82%	0
2011*	10.000000	10.112554	1.13%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	13.955314	15.373241	10.16%	0
2011	15.235905	13.955314	-8.41%	0
2010	10.981172	15.235905	38.75%	0
2009	7.890513	10.981172	39.17%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.470246	17.303914	11.85%	0
2011	15.793798	15.470246	-2.05%	0
2010	12.187896	15.793798	29.59%	0
2009	8.436686	12.187896	44.46%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.417000	10.262376	-1.48%	0
2011	10.573080	10.417000	-1.48%	0
2010	10.726018	10.573080	-1.43%	0
2009	10.779554	10.726018	-0.50%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.366281	16.657383	15.95%	0
2011	13.888934	14.366281	3.44%	0
2010	10.972156	13.888934	26.58%	0
2009	9.010845	10.972156	21.77%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	13.254050	16.688020	25.91%	0
2011	14.279070	13.254050	-7.18%	0
2010	12.856680	14.279070	11.06%	0
2009	9.074204	12.856680	41.68%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.904972	13.367405	3.58%	0
2011	14.655031	12.904972	-11.94%	0
2010	11.546893	14.655031	26.92%	0
2009	8.701372	11.546893	32.70%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.390514	14.478279	16.85%	0
2011	14.423459	12.390514	-14.09%	0
2010	11.583328	14.423459	24.52%	0
2009	9.105666	11.583328	27.21%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	12.477137	14.609939	17.09%	0
2011	13.666821	12.477137	-8.70%	0
2010	11.688226	13.666821	16.93%	0
2009	9.369914	11.688226	24.74%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.320791	23.804924	17.15%	0
2011	22.276829	20.320791	-8.78%	0
2010	20.852791	22.276829	6.83%	0
2009	16.964338	20.852791	22.92%	0
2008	23.257023	16.964338	-27.06%	0
2007	16.418374	23.257023	41.65%	120
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.607189	14.946277	9.84%	0
2011	13.398066	13.607189	1.56%	0
2010	11.638487	13.398066	15.12%	0
2009	10.456774	11.638487	11.30%	0
2008	13.465010	10.456774	-22.34%	0
2007	12.052049	13.465010	11.72%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	14.691356	15.275686	3.98%	0
2011	13.926979	14.691356	5.49%	0
2010	13.360796	13.926979	4.24%	0
2009	12.683211	13.360796	5.34%	0
2008	12.862422	12.683211	-1.39%	0
2007	12.383989	12.862422	3.86%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	10.478367	12.215844	16.58%	0
2011	10.484885	10.478367	-0.06%	0
2010	8.822581	10.484885	18.84%	0
2009	7.236741	8.822581	21.91%	0
2008	11.286404	7.236741	-35.88%	0
2007	10.070006	11.286404	12.08%	113
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.333812	13.721231	11.25%	0
2011	13.164071	12.333812	-6.31%	0
2010	11.507593	13.164071	14.39%	0
2009	9.930690	11.507593	15.88%	0
2008	15.764411	9.930690	-37.01%	0
2007	13.741488	15.764411	14.72%	102
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.731773	10.693989	-0.35%	0
2011	12.007318	10.731773	-10.62%	0
2010	10.015701	12.007318	19.88%	0
2009	7.252869	10.015701	38.09%	0
2008	13.701387	7.252869	-47.06%	0
2007	9.213342	13.701387	48.71%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.829856	10.281762	4.60%	0
2011*	10.000000	9.829856	-1.70%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.230970	12.249033	0.15%	0
2011	15.839098	12.230970	-22.78%	0
2010	13.764038	15.839098	15.08%	0
2009	8.063765	13.764038	70.69%	0
2008	21.286548	8.063765	-62.12%	0
2007	15.091398	21.286548	41.05%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	9.826532	10.890108	10.82%	0
2011	9.788265	9.826532	0.39%	0
2010	8.844736	9.788265	10.67%	0
2009	7.080651	8.844736	24.91%	0
2008	11.043691	11.303512	20.82%	124
2007	9.140601	11.043691	20.82%	124
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.073074	22.242962	16.62%	0
2011	18.432572	19.073074	3.47%	0
2010	16.325432	18.432572	12.91%	0
2009	11.342388	16.325432	43.93%	0
2008	14.758773	11.342388	-23.15%	0
2007	14.457179	14.758773	2.09%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.968072	14.445957	11.40%	0
2011	15.319156	12.968072	-15.35%	0
2010	13.658835	15.319156	12.16%	0
2009	10.144879	13.658835	34.64%	0
2008	17.874630	10.144879	-43.24%	0
2007	16.550400	17.874630	8.00%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	10.161106	11.791059	16.04%	0
2011	11.153154	10.161106	-8.89%	0
2010	9.884276	11.153154	12.84%	0
2009	7.924271	9.884276	24.73%	0
2008	13.934345	7.924271	-43.13%	0
2007	11.687682	13.934345	19.22%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.098934	10.261549	1.61%	0
2011*	10.000000	10.098934	0.99%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	13.739714	15.104940	9.94%	0
2011	15.031011	13.739714	-8.59%	0
2010	10.855496	15.031011	38.46%	0
2009	7.816076	10.855496	38.89%	0
2008	15.301934	7.816076	-48.92%	0
2007	14.619514	15.301934	4.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.264667	17.039202	11.63%	0
2011	15.615560	15.264667	-2.25%	0
2010	12.074847	15.615560	29.32%	0
2009	8.375425	12.074847	44.17%	0
2008	13.360973	8.375425	-37.31%	0
2007	12.070453	13.360973	10.69%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.185049	10.013443	-1.68%	0
2011	10.358628	10.185049	-1.68%	0
2010	10.529841	10.358628	-1.63%	0
2009	10.603928	10.529841	-0.70%	0
2008	10.556708	10.603928	0.45%	0
2007	10.266377	10.556708	2.83%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.151433	16.374889	15.71%	0
2011	13.708993	14.151433	3.23%	0
2010	10.851996	13.708993	26.33%	0
2009	8.930324	10.851996	21.52%	0
2008	14.203946	8.930324	-37.13%	0
2007	17.217135	14.203946	-17.50%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	12.958832	16.283129	25.65%	0
2011	13.989390	12.958832	-7.37%	0
2010	12.621457	13.989390	10.84%	0
2009	8.926298	12.621457	41.40%	0
2008	13.736038	8.926298	-35.02%	0
2007	11.236701	13.736038	22.24%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.617469	13.042999	3.37%	0
2011	14.357661	12.617469	-12.12%	0
2010	11.335587	14.357661	26.66%	0
2009	8.559510	11.335587	32.43%	0
2008	14.316607	8.559510	-40.21%	0
2007	12.831230	14.316607	11.58%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.199060	14.225564	16.61%	0
2011	14.229454	12.199060	-14.27%	0
2010	11.450753	14.229454	24.27%	0
2009	9.019763	11.450753	26.95%	0
2008	12.422115	9.019763	-27.39%	0
2007	13.182617	12.422115	-5.77%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	12.209529	14.267498	16.86%	0
2011	13.400873	12.209529	-8.89%	0
2010	11.484061	13.400873	16.69%	0
2009	9.224987	11.484061	24.49%	0
2008	14.179523	9.224987	-34.94%	0
2007	14.157624	14.179523	0.15%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.206565	23.659040	17.09%	4,593
2011	22.162871	20.206565	-8.83%	4,730
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.530699	14.854692	9.79%	0
2011	13.329507	13.530699	1.51%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	14.608796	15.182102	3.92%	0
2011	13.855740	14.608796	5.43%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	10.419439	12.140956	16.52%	0
2011	10.431224	10.419439	-0.11%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.285867	13.660919	11.19%	0
2011	13.119557	12.285867	-6.35%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.700849	10.657731	-0.40%	0
2011	11.978810	10.700849	-10.67%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.826537	10.273054	4.54%	0
2011	10.000000	9.826537	-1.73%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.190087	12.201866	0.10%	0
2011	15.794187	12.190087	-22.82%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	9.771310	10.823385	10.77%	0
2011	9.738203	9.771310	0.34%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	18.965857	22.106645	16.56%	0
2011	18.338264	18.965857	3.42%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.917625	14.382417	11.34%	0
2011	15.267323	12.917625	-15.39%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	10.103951	11.718772	15.98%	0
2011	11.096056	10.103951	-8.94%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.095534	10.252867	1.56%	0
2011	10.000000	10.095534	0.96%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	13.686220	15.038455	9.88%	0
2011	14.980106	13.686220	-8.64%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.213627	16.973576	11.57%	0
2011	15.571250	15.213627	-2.30%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.127790	9.952077	-1.73%	0
2011	10.305626	10.127790	-1.73%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.098154	16.304929	15.65%	0
2011	13.664319	14.098154	3.17%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	12.886024	16.183392	25.59%	0
2011	13.917861	12.886024	-7.41%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.546492	12.963013	3.32%	0
2011	14.284151	12.546492	-12.16%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.151602	14.163001	16.55%	0
2011	14.181297	12.151602	-14.31%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	12.143433	14.183027	16.80%	0
2011	13.335088	12.143433	-8.94%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.980000	23.369911	16.97%	1,087
2011	21.936664	19.980000	-8.92%	1,087
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.378906	14.673056	9.67%	0
2011	13.193376	13.378906	1.41%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	14.444907	14.996464	3.82%	0
2011	13.714218	14.444907	5.33%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	10.302532	11.992501	16.40%	0
2011	10.324672	10.302532	-0.21%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.190398	13.540931	11.08%	0
2011	13.030848	12.190398	-6.45%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.639249	10.585577	-0.50%	0
2011	11.921965	10.639249	-10.76%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.819903	10.255638	4.44%	0
2011	10.000000	9.819903	-1.80%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.108624	12.107960	-0.01%	0
2011	15.704601	12.108624	-22.90%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	9.661666	10.691020	10.65%	0
2011	9.638719	9.661666	0.24%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	18.753171	21.836451	16.44%	0
2011	18.151041	18.753171	3.32%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.817265	14.256119	11.23%	0
2011	15.164134	12.817265	-15.48%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	9.990559	11.575430	15.86%	0
2011	10.982697	9.990559	-9.03%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.088710	10.235488	1.45%	0
2011	10.000000	10.088710	0.89%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	13.579882	14.906390	9.77%	0
2011	14.878845	13.579882	-8.73%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.112000	16.842999	11.45%	0
2011	15.482961	15.112000	-2.40%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.014170	9.830371	-1.84%	0
2011	10.200359	10.014170	-1.83%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	13.992152	16.165831	15.53%	0
2011	13.575358	13.992152	3.07%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	12.741379	15.985412	25.46%	0
2011	13.775633	12.741379	-7.51%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.405676	12.804436	3.21%	0
2011	14.138201	12.405676	-12.25%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.057151	14.038582	16.43%	0
2011	14.085391	12.057151	-14.40%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	12.012249	14.015497	16.68%	0
2011	13.204456	12.012249	-9.03%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.725865	21.690550	15.83%	0
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
2008	22.417819	16.168989	-27.87%	0
2007	16.005782	22.417819	40.06%	0
2006	13.704227	16.005782	16.79%	0
2005	11.343944	13.704227	20.81%	0
2004	10.300721	11.343944	10.13%	0
2003	9.506527	10.300721	8.35%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	12.084311	13.124667	8.61%	0
2011	12.032915	12.084311	0.43%	0
2010	10.570796	12.032915	13.83%	0
2009	9.604960	10.570796	10.06%	0
2008	12.508307	9.604960	-23.21%	0
2007	11.323087	12.508307	10.47%	0
2006	10.474097	11.323087	8.11%	0
2005	10.260460	10.474097	2.08%	0
2004	9.690154	10.260460	5.89%	0
2003	8.370998	9.690154	15.76%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.559860	12.912917	2.81%	0
2011	12.040709	12.559860	4.31%	0
2010	11.681880	12.040709	3.07%	0
2009	11.214898	11.681880	4.16%	0
2008	11.502043	11.214898	-2.50%	0
2007	11.200188	11.502043	2.70%	0
2006	11.052868	11.200188	1.33%	0
2005	11.189734	11.052868	-1.22%	0
2004	11.082030	11.189734	0.97%	0
2003	10.943352	11.082030	1.27%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	9.811496	11.310140	15.27%	0
2011	9.928474	9.811496	-1.18%	0
2010	8.448798	9.928474	17.51%	0
2009	7.008546	8.448798	20.55%	0
2008	11.054510	7.008546	-36.60%	0
2007	9.975291	11.054510	10.82%	0
2006	8.771760	9.975291	13.72%	0
2005	8.278115	8.771760	5.96%	0
2004	7.772745	8.278115	6.50%	0
2003	6.819099	7.772745	13.98%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	11.315218	12.446879	10.00%	0
2011	12.213336	11.315218	-7.35%	0
2010	10.797206	12.213336	13.12%	0
2009	9.423117	10.797206	14.58%	0
2008	15.128349	9.423117	-37.71%	0
2007	13.337066	15.128349	13.43%	0
2006	11.836465	13.337066	12.68%	0
2005	10.772620	11.836465	9.88%	0
2004*	10.000000	10.772620	7.73%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.068369	9.920355	-1.47%	0
2011	11.392391	10.068369	-11.62%	0
2010	9.610222	11.392391	18.54%	0
2009	7.038022	9.610222	36.55%	0
2008	13.446447	7.038022	-47.66%	0
2007	9.144739	13.446447	47.04%	0
2006*	10.000000	9.144739	-8.55%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.756787	10.090842	3.42%	0
2011*	10.000000	9.756787	-2.43%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	11.357378	11.246488	-0.98%	0
2011	14.874127	11.357378	-23.64%	0
2010	13.071587	14.874127	13.79%	0
2009	7.744754	13.071587	68.78%	0
2008	20.676931	7.744754	-62.54%	0
2007	14.825960	20.676931	39.46%	0
2006	12.153472	14.825960	21.99%	0
2005*	10.000000	12.153472	21.53%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	9.339422	10.234198	9.58%	0
2011	9.408117	9.339422	-0.73%	0
2010	8.597336	9.408117	9.43%	0
2009	6.960452	8.597336	23.52%	0
2008	10.979339	11.237671	19.46%	0
2007	9.190708	10.979339	19.46%	0
2006	9.001334	9.190708	2.10%	0
2005	8.325002	9.001334	8.12%	0
2004	8.290621	8.325002	0.41%	0
2003	6.931091	8.290621	19.61%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.907452	18.343203	15.31%	0
2011	15.546743	15.907452	2.32%	0
2010	13.925222	15.546743	11.64%	0
2009	9.784136	13.925222	42.32%	0
2008	12.875368	9.784136	-24.01%	0
2007	12.755755	12.875368	0.94%	0
2006	11.900546	12.755755	7.19%	0
2005	11.938557	11.900546	-0.32%	0
2004	11.179707	11.938557	6.79%	0
2003	9.605697	11.179707	16.39%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	11.897000	13.104183	10.15%	0
2011	14.212861	11.897000	-16.29%	0
2010	12.815641	14.212861	10.90%	0
2009	9.626346	12.815641	33.13%	0
2008	17.153451	9.626346	-43.88%	0
2007	16.063325	17.153451	6.79%	0
2006	12.748863	16.063325	26.00%	0
2005	11.798026	12.748863	8.06%	0
2004*	10.000000	11.798026	17.98%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	9.660011	11.083902	14.74%	0
2011	10.723001	9.660011	-9.91%	0
2010	9.610451	10.723001	11.58%	0
2009	7.791929	9.610451	23.34%	0
2008	13.857069	7.791929	-43.77%	0
2007	11.755038	13.857069	17.88%	0
2006	9.995073	11.755038	17.61%	0
2005	8.827805	9.995073	13.22%	0
2004	7.966760	8.827805	10.81%	0
2003	6.562269	7.966760	21.40%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.023879	10.071015	0.47%	0
2011*	10.000000	10.023879	0.24%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.604701	13.701710	8.70%	0
2011	13.945237	12.604701	-9.61%	0
2010	10.185138	13.945237	36.92%	0
2009	7.416376	10.185138	37.33%	0
2008	14.684333	7.416376	-49.49%	0
2007	14.189117	14.684333	3.49%	0
2006	13.002256	14.189117	9.13%	0
2005	11.066232	13.002256	17.49%	0
2004*	10.000000	11.066232	10.66%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	14.174905	15.645266	10.37%	0
2011	14.664542	14.174905	-3.34%	0
2010	11.467602	14.664542	27.88%	0
2009	8.044204	11.467602	42.56%	0
2008	12.978190	8.044204	-38.02%	0
2007	11.858028	12.978190	9.45%	0
2006	11.237173	11.858028	5.53%	0
2005*	10.000000	11.237173	12.37%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	8.906424	8.658101	-2.79%	0
2011	9.160439	8.906424	-2.77%	0
2010	9.417230	9.160439	-2.73%	0
2009	9.590812	9.417230	-1.81%	0
2008	9.656159	9.590812	-0.68%	0
2007	9.497453	9.656159	1.67%	0
2006	9.365891	9.497453	1.40%	0
2005	9.400865	9.365891	-37.00%	0
2004	9.605078	9.400865	-2.13%	0
2003	9.831120	9.605078	-2.30%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	13.018733	14.895315	14.41%	0
2011	12.754096	13.018733	2.07%	0
2010	10.210136	12.754096	24.92%	0
2009	8.497343	10.210136	20.16%	0
2008	13.669019	8.497343	-37.84%	0
2007	16.757405	13.669019	-18.43%	0
2006	13.251580	16.757405	26.46%	0
2005	12.299980	13.251580	7.74%	0
2004*	10.000000	12.299980	23.00%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	13.141340	16.327302	24.24%	0
2011	14.346713	13.141340	-8.40%	0
2010	13.090188	14.346713	9.60%	0
2009	9.362521	13.090188	39.81%	0
2008	14.570724	9.362521	-35.74%	0
2007	12.055072	14.570724	20.87%	0
2006	11.496340	12.055072	4.86%	0
2005	10.086950	11.496340	13.97%	0
2004	8.926830	10.086950	13.00%	0
2003	7.039641	8.926830	26.81%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	11.329111	11.579790	2.21%	0
2011	13.037331	11.329111	-13.10%	0
2010	10.409485	13.037331	25.24%	0
2009	7.949149	10.409485	30.95%	0
2008	13.446624	7.949149	-40.88%	0
2007	12.188637	13.446624	10.32%	0
2006	11.935708	12.188637	2.12%	0
2005	10.877102	11.935708	9.73%	0
2004	9.790918	10.877102	11.09%	0
2003	7.418922	9.790918	31.97%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.191394	12.904157	15.30%	0
2011	13.201648	11.191394	-15.23%	0
2010	10.743728	13.201648	22.88%	0
2009	8.558615	10.743728	25.53%	0
2008	11.920731	8.558615	-28.20%	0
2007	12.794570	11.920731	-6.83%	0
2006	11.264615	12.794570	13.58%	0
2005	11.126396	11.264615	1.24%	0
2004*	10.000000	11.126396	11.26%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	10.828361	12.511644	15.55%	0
2011	12.019229	10.828361	-9.91%	0
2010	10.416479	12.019229	15.39%	0
2009	8.462112	10.416479	23.10%	0
2008	13.154524	8.462112	-35.67%	0
2007	13.283672	13.154524	-0.97%	0
2006	11.691521	13.283672	13.62%	0
2005	11.517861	11.691521	1.51%	0
2004	10.330666	11.517861	11.49%	0
2003	8.494827	10.330666	21.61%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2,233 shares (cost $22,615)	$23,444
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
63,096 shares (cost $396,156)	435,360
Sterling Capital Select Equity VIF (BBGI)
84,106 shares (cost $703,292)	759,473
Global Allocation V.I. Fund - Class III (MLVGA3)
2,614,487 shares (cost $36,752,138)	37,491,751
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,044,990 shares (cost $253,304,357)	288,173,380
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,107,787 shares (cost $28,333,797)	36,822,855
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2,056 shares (cost $52,033)	67,885
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
209 shares (cost $2,117)	2,169
VA International Equity Fund (HVIE)
6,617 shares (cost $91,619)	94,161
VA Situs Fund (HVSIT)
36,298 shares (cost $607,082)	660,978
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
983 shares (cost $12,267)	12,364
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
313,078 shares (cost $1,237,790)	1,224,133
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,849,261 shares (cost $11,107,519)	15,108,463
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2,740 shares (cost $72,629)	77,878
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2,255,094 shares (cost $81,282,281)	90,835,179
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
4,599,098 shares (cost $23,164,780)	28,330,443
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,508,985 shares (cost $102,254,410)	92,907,716
Investors Growth Stock Series - Service Class (MIGSC)
13,847 shares (cost $131,263)	165,197
Mid Cap Growth Series - Service Class (MMCGSC)
176,881 shares (cost $1,034,343)	1,128,503
New Discovery Series - Service Class (MNDSC)
92,008 shares (cost $1,378,349)	1,381,039
Value Series - Service Class (MVFSC)
2,323,276 shares (cost $27,967,442)	33,036,981
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
438,334 shares (cost $6,780,347)	7,513,053
Core Plus Fixed Income Portfolio - Class I (MSVFI)
242,957 shares (cost $2,501,712)	2,585,060
Core Plus Fixed Income Portfolio - Class II (MSVF2)
80,172 shares (cost $816,526)	851,424

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Emerging Markets Debt Portfolio - Class I (MSEM)
1,045,498 shares (cost $8,167,677)	9,953,140
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
4,328 shares (cost $41,642)	46,612
U.S. Real Estate Portfolio - Class I (MSVRE)
64,843 shares (cost $609,341)	1,010,906
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
8,576,795 shares (cost $120,267,121)	130,881,890
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
160,106 shares (cost $2,243,637)	2,435,209
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,741,194 shares (cost $28,018,132)	34,301,525
American Funds NVIT Bond Fund - Class II (GVABD2)
1,847,044 shares (cost $19,702,135)	21,665,827
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
873,790 shares (cost $16,293,183)	20,752,513
American Funds NVIT Growth Fund - Class II (GVAGR2)
620,715 shares (cost $28,942,425)	37,528,444
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
315,916 shares (cost $10,723,919)	13,069,465
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,820,245 shares (cost $26,294,517)	26,359,692
Federated NVIT High Income Bond Fund - Class III (HIBF3)
4,516,311 shares (cost $30,750,879)	31,162,548
NVIT Emerging Markets Fund - Class I (GEM)
96,975 shares (cost $1,100,835)	1,149,156
NVIT Emerging Markets Fund - Class III (GEM3)
2,444,809 shares (cost $23,962,283)	28,922,095
NVIT Emerging Markets Fund - Class VI (GEM6)
46,637 shares (cost $490,383)	549,845
NVIT International Equity Fund - Class I (GIG)
643,383 shares (cost $5,719,971)	5,899,825
NVIT International Equity Fund - Class III (GIG3)
2,081,492 shares (cost $16,359,380)	19,108,094
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
11,214 shares (cost $93,121)	102,495
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,487,492 shares (cost $59,182,144)	62,445,681
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
410,030 shares (cost $4,341,171)	4,489,830
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
252,605 shares (cost $2,213,866)	2,253,240
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
914,973 shares (cost $9,420,473)	9,863,413
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
565,771 shares (cost $5,472,988)	5,951,906
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
785,096 shares (cost $8,137,940)	8,400,523
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,843,639 shares (cost $18,466,117)	19,616,323
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
770,228 shares (cost $7,280,391)	7,794,706
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

807,267 shares (cost $8,276,981)	8,718,488
NVIT Core Bond Fund - Class I (NVCBD1)
815,950 shares (cost $9,160,260)	9,228,395
NVIT Core Bond Fund - Class II (NVCBD2)
80,953 shares (cost $859,684)	913,154
NVIT Core Plus Bond Fund - Class II (NVLCP2)
544,916 shares (cost $6,289,741)	6,430,006
NVIT Nationwide Fund - Class I (TRF)
9,904,138 shares (cost $98,218,715)	100,923,168
NVIT Nationwide Fund - Class II (TRF2)
40,474 shares (cost $321,388)	410,813
NVIT Government Bond Fund - Class I (GBF)
16,393,576 shares (cost $194,307,949)	190,657,294
NVIT Government Bond Fund - Class II (GBF2)
391,713 shares (cost $4,604,462)	4,539,949
American Century NVIT Growth Fund - Class I (CAF)
1,781,489 shares (cost $21,852,993)	27,791,224
NVIT International Index Fund - Class VIII (GVIX8)
391,512 shares (cost $3,335,950)	3,273,043
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
4,080,801 shares (cost $35,581,632)	40,767,200
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
376,989 shares (cost $4,799,292)	5,145,905
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
71,919 shares (cost $996,982)	1,084,541
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
4,483,593 shares (cost $44,036,314)	46,629,372
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
18,625,867 shares (cost $186,346,968)	209,727,267
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
8,996,192 shares (cost $101,953,163)	100,397,508
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
5,932,994 shares (cost $61,562,629)	65,203,600
NVIT Mid Cap Index Fund - Class I (MCIF)
4,847,607 shares (cost $84,918,300)	92,249,970
NVIT Money Market Fund - Class I (SAM)
208,773,082 shares (cost $208,773,082)	208,773,082
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
6,965 shares (cost $64,614)	70,206
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,913,717 shares (cost $37,944,377)	49,431,997
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
217 shares (cost $2,847)	2,112
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
954,444 shares (cost $9,324,150)	9,296,285
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
48,650 shares (cost $476,558)	470,934
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,103,483 shares (cost $19,478,469)	22,170,716
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
45,253 shares (cost $364,909)	474,704
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
849,316 shares (cost $7,553,135)	7,958,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
331,328 shares (cost $2,645,771)	3,097,918
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
7,539,992 shares (cost $59,550,254)	80,225,516
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
541,866 shares (cost $4,446,047)	5,689,590
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
5,583,194 shares (cost $48,478,804)	57,674,396
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,271,494 shares (cost $14,692,599)	22,111,288
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
18,791 shares (cost $254,698)	318,124
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
7,943,196 shares (cost $83,831,946)	93,729,713
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
65,925 shares (cost $582,504)	766,711
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,654,767 shares (cost $83,451,155)	91,093,794
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
87,457 shares (cost $1,312,738)	1,667,803
NVIT Multi-Sector Bond Fund - Class I (MSBF)
6,560,705 shares (cost $55,241,413)	62,261,087
NVIT Short Term Bond Fund - Class II (NVSTB2)
846,451 shares (cost $8,775,885)	8,913,125
NVIT Large Cap Growth Fund - Class I (NVOLG1)
21,208,692 shares (cost $321,378,293)	367,122,462
NVIT Large Cap Growth Fund - Class II (NVOLG2)
483,334 shares (cost $7,310,626)	8,347,184
Templeton NVIT International Value Fund - Class III (NVTIV3)
335,755 shares (cost $4,191,748)	4,099,568
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,018,844 shares (cost $16,448,229)	23,055,196
NVIT Real Estate Fund - Class I (NVRE1)
9,761,793 shares (cost $71,256,844)	92,444,182
VPS Growth and Income Portfolio - Class B (ALVGIB)
61,813 shares (cost $1,237,304)	1,277,064
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
32,233 shares (cost $789,847)	979,231
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
400,926 shares (cost $6,419,185)	7,048,273
VP Income & Growth Fund - Class I (ACVIG)
7,963,432 shares (cost $53,156,833)	54,947,678
VP Income & Growth Fund - Class II (ACVIG2)
145,443 shares (cost $917,625)	1,003,557
American Century VP Inflation Protection Fund - Class II (ACVIP2)
5,754,000 shares (cost $63,370,011)	69,220,626
VP International Fund - Class I (ACVI)
169,759 shares (cost $1,383,200)	1,515,945
VP International Fund - Class III (ACVI3)
13,079 shares (cost $96,351)	116,795
VP Mid Cap Value Fund - Class I (ACVMV1)
801,157 shares (cost $10,862,508)	11,680,864
VP Mid Cap Value Fund - Class II (ACVMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

30,520 shares (cost $371,231)	445,286
VP Ultra(R) Fund - Class I (ACVU1)
1,282 shares (cost $13,490)	13,849
VP Value Fund - Class I (ACVV)
317,483 shares (cost $1,565,328)	2,069,990
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,800,635 shares (cost $19,701,548)	24,416,612
Appreciation Portfolio - Initial Shares (DCAP)
1,627,920 shares (cost $55,745,785)	65,881,933
Appreciation Portfolio - Service Shares (DCAPS)
29,325 shares (cost $939,070)	1,180,350
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
991 shares (cost $30,389)	31,383
International Value Portfolio - Initial Shares (DVIV)
6,020 shares (cost $66,054)	59,112
Managed Tail Risk Fund II: Service Shares (FCA2S)
51,973 shares (cost $310,788)	325,351
High Income Bond Fund II - Service Shares (FHIBS)
305,897 shares (cost $1,893,714)	2,181,043
Quality Bond Fund II - Primary Shares (FQB)
8,987,088 shares (cost $97,419,837)	106,047,633
Quality Bond Fund II - Service Shares (FQBS)
342,836 shares (cost $3,632,558)	4,028,323
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
58,737 shares (cost $461,654)	656,679
VIP Contrafund Portfolio - Service Class (FCS)
454,572 shares (cost $12,159,545)	11,982,512
VIP Energy Portfolio - Service Class 2 (FNRS2)
857,179 shares (cost $16,781,251)	16,672,124
VIP Equity-Income Portfolio - Service Class (FEIS)
10,639,023 shares (cost $241,278,212)	211,397,385
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
238,290 shares (cost $5,084,993)	4,675,244
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
904,289 shares (cost $9,566,299)	10,073,780
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,600 shares (cost $56,257)	62,155
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
903,155 shares (cost $9,104,747)	10,106,309
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
12,292 shares (cost $111,401)	137,176
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
611,835 shares (cost $6,294,201)	6,650,648
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
28,243 shares (cost $282,152)	305,869
VIP Growth Opportunities Portfolio - Service Class (FGOS)
44,922 shares (cost $745,973)	977,504
VIP Growth Portfolio - Service Class (FGS)
3,525,126 shares (cost $112,715,713)	147,879,042
VIP Growth Portfolio - Service Class 2 (FG2)
52,272 shares (cost $1,929,344)	2,176,625
VIP High Income Portfolio - Service Class (FHIS)
7,727,574 shares (cost $41,482,283)	44,665,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP High Income Portfolio - Service Class R (FHISR)
11,240,069 shares (cost $64,573,544)	64,630,399
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
4,572,440 shares (cost $57,888,353)	59,167,380
VIP Mid Cap Portfolio - Service Class (FMCS)
1,115,281 shares (cost $30,681,238)	33,893,377
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
197,103 shares (cost $5,623,115)	5,909,153
VIP Overseas Portfolio - Service Class (FOS)
922,668 shares (cost $16,869,098)	14,781,135
VIP Overseas Portfolio - Service Class 2 R (FO2R)
169,295 shares (cost $3,027,969)	2,674,864
VIP Overseas Portfolio - Service Class R (FOSR)
1,517,558 shares (cost $28,741,663)	24,280,929
VIP Value Strategies Portfolio - Service Class (FVSS)
1,056,392 shares (cost $9,107,440)	11,704,819
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,590,222 shares (cost $49,194,197)	54,104,652
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
30,853 shares (cost $580,905)	667,653
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
684,706 shares (cost $11,238,145)	12,482,197
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,015,771 shares (cost $10,818,944)	10,594,487
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,733 shares (cost $25,199)	24,909
Templeton Foreign Securities Fund - Class 3 (TIF3)
631,348 shares (cost $8,588,905)	9,040,899
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,583,799 shares (cost $46,380,492)	50,332,405
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
421,103 shares (cost $3,291,236)	3,583,586
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
1,862,880 shares (cost $21,080,535)	20,398,539
Guardian Portfolio - I Class Shares (AMGP)
8,505 shares (cost $123,590)	173,497
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
8,305 shares (cost $191,293)	257,200
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
4,818 shares (cost $52,470)	55,889
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
78,743 shares (cost $1,039,697)	1,039,403
Socially Responsive Portfolio - I Class Shares (AMSRS)
484,866 shares (cost $7,168,817)	7,704,519
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
62,046 shares (cost $2,493,249)	2,795,805
Global Securities Fund/VA - Class 3 (OVGS3)
2,243,879 shares (cost $67,016,548)	73,531,909
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,417,848 shares (cost $41,406,770)	46,150,939
Global Securities Fund/VA - Service Class (OVGSS)
44,288 shares (cost $1,252,841)	1,428,286
Main Street Fund(R)/VA - Non-Service Shares (OVGI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

3,823,636 shares (cost $72,318,414)	91,652,554
Main Street Fund(R)/VA - Service Class (OVGIS)
102,974 shares (cost $2,169,563)	2,448,730
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
585,326 shares (cost $10,514,757)	11,788,471
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
8,360 shares (cost $134,201)	166,863
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
975,414 shares (cost $43,884,680)	53,452,700
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
225,113 shares (cost $1,257,219)	1,276,389
Global Strategic Income Fund/VA: Service Shares (OVSBS)
601,335 shares (cost $3,239,301)	3,481,731
All Asset Portfolio - Advisor Class (PMVAAD)
320,129 shares (cost $3,644,754)	3,675,076
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
652,348 shares (cost $7,795,297)	7,704,224
Low Duration Portfolio - Advisor Class (PMVLAD)
3,945,379 shares (cost $41,430,543)	42,531,183
Real Return Portfolio - Administrative Class (PMVRRA)
84,326 shares (cost $1,208,485)	1,201,642
Total Return Portfolio - Administrative Class (PMVTRA)
246,380 shares (cost $2,769,696)	2,845,687
Total Return Portfolio - Advisor Class (PMVTRD)
1,459,199 shares (cost $16,663,656)	16,853,750
Putnam VT Growth and Income Fund - Class IB (PVGIB)
613 shares (cost $12,293)	10,994
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
57,418 shares (cost $1,892,106)	2,041,215
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
422,921 shares (cost $5,208,286)	5,591,013
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
1,235 shares (cost $45,878)	44,793
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
3,075 shares (cost $21,923)	21,739
V.I. Core Equity Fund - Series I (AVGI)
2,146 shares (cost $56,670)	64,679
V.I. Core Equity Fund - Series II (AVCE2)
19,564 shares (cost $433,179)	584,190
V.I. Equity and Income Fund - Series I (IVKEI1)
16,007 shares (cost $237,253)	241,392
V.I. Global Health Care Fund - Series I (IVHS)
8,390 shares (cost $156,598)	176,190
V.I. Global Real Estate Fund - Series I (IVRE)
24,490 shares (cost $333,551)	378,860
Diversified Stock Fund Class A Shares (VYDS)
303,984 shares (cost $3,422,035)	3,167,515
Micro-Cap Portfolio - Investment Class (ROCMC)
72,677 shares (cost $650,715)	795,808
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
16,981 shares (cost $135,640)	170,832
Series J (Mid Cap Growth Series) (SBLJ)
3,861 shares (cost $102,267)	128,535

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Series N (Managed Asset Allocation Series) (SBLN)
8,182 shares (cost $173,373)	185,557
Series O (All Cap Value Series) (SBLO)
11,294 shares (cost $247,109)	278,504
Series P (High Yield Series) (SBLP)
15,651 shares (cost $435,175)	481,263
Series Q (Small Cap Value Series) (SBLQ)
22,389 shares (cost $738,471)	858,602
Series V (Mid Cap Value Series) (SBLV)
34,725 shares (cost $1,636,623)	2,173,809
Series X (Small Cap Growth Series) (SBLX)
4,464 shares (cost $86,250)	92,223
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
2,690 shares (cost $27,354)	28,357
Health Sciences Portfolio - II (TRHS2)
1,049,749 shares (cost $19,295,051)	21,677,317
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
128,014 shares (cost $3,680,429)	3,633,026
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2,279,634 shares (cost $27,538,953)	30,775,053
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
1,104,093 shares (cost $33,288,071)	32,162,229
Variable Insurance Portfolios - Asset Strategy (WRASP)
15,975,049 shares (cost $146,771,293)	171,346,773
Variable Insurance Portfolios - Balanced (WRBP)
4,858,031 shares (cost $39,260,452)	45,526,552
Variable Insurance Portfolios - Bond (WRBDP)
15,719,420 shares (cost $84,838,504)	92,722,568
Variable Insurance Portfolios - Core Equity (WRCEP)
8,416,102 shares (cost $91,092,556)	104,198,079
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2,183,751 shares (cost $15,169,432)	15,820,620
Variable Insurance Portfolios - Energy (WRENG)
1,094,127 shares (cost $5,880,147)	6,448,897
Variable Insurance Portfolios - Global Bond (WRGBP)
528,923 shares (cost $2,666,035)	2,680,740
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
3,483,812 shares (cost $15,027,015)	17,557,366
Variable Insurance Portfolios - Growth (WRGP)
9,754,652 shares (cost $83,374,023)	103,655,862
Variable Insurance Portfolios - High Income (WRHIP)
21,659,530 shares (cost $69,211,299)	82,200,082
Variable Insurance Portfolios - International Growth (WRIP)
3,589,771 shares (cost $28,852,772)	30,383,463
Variable Insurance Portfolios - International Core Equity (WRI2P)
740,324 shares (cost $12,010,023)	11,896,335
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,041,028 shares (cost $5,307,056)	5,120,920
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
179,096 shares (cost $3,042,098)	3,784,016
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,668,862 shares (cost $11,807,413)	14,247,908
Variable Insurance Portfolios - Money Market (WRMMP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

19,472,421 shares (cost $19,472,421)	19,472,421
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,012,774 shares (cost $5,826,096)	7,994,941
Variable Insurance Portfolios - Science and Technology (WRSTP)
3,552,807 shares (cost $56,270,803)	64,318,954
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
4,823,344 shares (cost $46,446,981)	46,285,289
Variable Insurance Portfolios - Small Cap Value (WRSCV)
374,584 shares (cost $4,849,276)	6,009,309
Variable Insurance Portfolios - Value (WRVP)
7,195,962 shares (cost $42,858,515)	42,968,527
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,210 shares (cost $178,634)	204,704
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
640,838 shares (cost $4,860,738)	5,049,803

Total Investments	$5,859,795,452

Accounts Receivable-NVIT International Equity Fund - Class III (GIG3)	35,274
Accounts Receivable-NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	23,927
Accounts Receivable-Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	9,259
Accounts Receivable-Investors Growth Stock Series - Service Class (MIGSC)	7,854
Accounts Receivable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	4,169
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	1,520

Other Accounts Payable	(30,875)
Accounts Payable-NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	(8,246)
Accounts Payable-Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	(21,739)
Accounts Payable-VIP Overseas Portfolio - Service Class (FOS)	(40,826)
Accounts Payable-Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	(476,231)

$5,859,299,538

Contract Owners’ Equity:
Accumulation units	5,785,741,914
Contracts in payout (annuitization) period (note 1f)	73,557,624

Total Contract Owners’ Equity (note 5)	$5,859,299,538

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALVDAB	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS
Reinvested dividends	$96,248,456	13	4,271	7,819	548,212	6,034,291	332,064	378
Mortality and expense risk charges (note 2)	(69,351,107)	(76)	(6,635)	(9,120)	(434,288)	(3,291,796)	(429,191)	(1,201)

Net investment income (loss)	26,897,349	(63)	(2,364)	(1,301)	113,924	2,742,495	(97,127)	(823)
Realized gain (loss) on investments	90,053,516	3	(70,912)	3,755	288,184	8,904,080	1,921,539	3,880
Change in unrealized gain (loss) on investments	457,010,471	829	129,668	96,402	2,563,533	14,149,386	2,251,890	4,301

Net gain (loss) on investments	547,063,987	832	58,756	100,157	2,851,717	23,053,466	4,173,429	8,181

Reinvested capital gains	139,698,470	6	-	-	123,480	14,931,487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$713,659,806	775	56,392	98,856	3,089,121	40,727,448	4,076,302	7,358

Investment Activity:	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS
Reinvested dividends	$-	1,118	-	-	-	132,250	1,972	524,474
Mortality and expense risk charges (note 2)	(5)	(745)	(4,772)	(5)	(10,037)	(149,903)	(983)	(1,054,881)

Net investment income (loss)	(5)	373	(4,772)	(5)	(10,037)	(17,653)	989	(530,407)
Realized gain (loss) on investments	-	(862)	11,854	-	(13,470)	1,177,465	467	1,934,711
Change in unrealized gain (loss) on investments	52	9,507	74,275	97	(13,657)	1,033,698	1,884	17,109,956

Net gain (loss) on investments	52	8,645	86,129	97	(27,127)	2,211,163	2,351	19,044,667

Reinvested capital gains	3	-	-	-	426	-	5,432	-

Net increase (decrease) in contract owners’ equity resulting from operations	$50	9,018	81,357	92	(36,738)	2,193,510	8,772	18,514,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI
Reinvested dividends	$-	584,328	406	-	-	485,017	88,424	141,251
Mortality and expense risk charges (note 2)	(272,673)	(855,034)	(2,240)	(22,061)	(17,358)	(391,009)	(72,516)	(35,936)

Net investment income (loss)	(272,673)	(270,706)	(1,834)	(22,061)	(17,358)	94,008	15,908	105,315
Realized gain (loss) on investments	2,005,865	6,412,838	9,404	(9,036)	162,311	2,351,741	14,172	52,604
Change in unrealized gain (loss) on investments	677,474	(12,902,637)	9,141	192,773	(98,673)	1,824,215	808,442	83,248

Net gain (loss) on investments	2,683,339	(6,489,799)	18,545	183,737	63,638	4,175,956	822,614	135,852

Reinvested capital gains	-	10,488,863	8,944	-	99,267	257,856	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,410,666	3,728,358	25,655	161,676	145,547	4,527,820	838,522	241,167

Investment Activity:	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$38,209	289,679	-	8,701	1,293,784	20,026	413,845	507,999
Mortality and expense risk charges (note 2)	(16,552)	(115,909)	(890)	(16,597)	(1,566,697)	(48,091)	(397,443)	(267,341)

Net investment income (loss)	21,657	173,770	(890)	(7,896)	(272,913)	(28,065)	16,402	240,658
Realized gain (loss) on investments	(6,202)	217,103	703	55,009	1,887,398	51,321	1,767	999,801
Change in unrealized gain (loss) on investments	44,498	1,170,017	(2,311)	83,867	10,220,768	184,235	4,223,258	(364,026)

Net gain (loss) on investments	38,296	1,387,120	(1,608)	138,876	12,108,166	235,556	4,225,025	635,775

Reinvested capital gains	-	-	5,476	-	5,506,389	105,809	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$59,953	1,560,890	2,978	130,980	17,341,642	313,300	4,241,427	876,433

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$168,215	83,357	134,954	2,112,346	2,480,625	5,702	137,254	1,407
Mortality and expense risk charges (note 2)	(228,185)	(442,566)	(153,732)	(303,541)	(356,565)	(12,598)	(352,494)	(11,211)

Net investment income (loss)	(59,970)	(359,209)	(18,778)	1,808,805	2,124,060	(6,896)	(215,240)	(9,804)
Realized gain (loss) on investments	(244,972)	(802,970)	1,037,885	(478,210)	381,361	(84,247)	92,791	53,841
Change in unrealized gain (loss) on investments	4,053,810	6,884,479	850,436	2,052,332	1,386,952	263,682	4,536,231	38,384

Net gain (loss) on investments	3,808,838	6,081,509	1,888,321	1,574,122	1,768,313	179,435	4,629,022	92,225

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,748,868	5,722,300	1,869,543	3,382,927	3,892,373	172,539	4,413,782	82,421

Investment Activity:	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$49,462	158,925	608	889,223	53,383	21,411	139,014	75,627
Mortality and expense risk charges (note 2)	(61,977)	(222,740)	(1,227)	(699,213)	(44,594)	(25,584)	(106,364)	(69,394)

Net investment income (loss)	(12,515)	(63,815)	(619)	190,010	8,789	(4,173)	32,650	6,233
Realized gain (loss) on investments	(41,790)	562,321	(3,325)	1,162,866	166,100	104,133	179,818	394,798
Change in unrealized gain (loss) on investments	831,862	2,161,661	16,734	3,576,195	209,208	143,967	518,711	191,385

Net gain (loss) on investments	790,072	2,723,982	13,409	4,739,061	375,308	248,100	698,529	586,183

Reinvested capital gains	-	-	-	4,496,098	-	89,121	117,386	84,438

Net increase (decrease) in contract owners’ equity resulting from operations	$777,557	2,660,167	12,790	9,425,169	384,097	333,048	848,565	676,854

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$151,523	270,787	89,777	138,754	281,776	25,028	135,158	1,434,344
Mortality and expense risk charges (note 2)	(112,608)	(231,530)	(100,721)	(100,070)	(101,349)	(17,485)	(73,878)	(1,104,960)

Net investment income (loss)	38,915	39,257	(10,944)	38,684	180,427	7,543	61,280	329,384
Realized gain (loss) on investments	62,643	789,237	232,437	127,228	302,473	22,256	126,803	2,604,752
Change in unrealized gain (loss) on investments	352,796	889,044	551,645	409,829	16,428	13,363	54,615	9,899,571

Net gain (loss) on investments	415,439	1,678,281	784,082	537,057	318,901	35,619	181,418	12,504,323

Reinvested capital gains	130,428	297,097	199,681	157,872	52,973	5,975	129,449	-

Net increase (decrease) in contract owners’ equity resulting from operations	$584,782	2,014,635	972,819	733,613	552,301	49,137	372,147	12,833,707

Investment Activity:	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$5,154	4,338,580	91,010	156,670	72,212	612,325	89,807	18,547
Mortality and expense risk charges (note 2)	(8,187)	(2,362,428)	(94,899)	(301,073)	(32,382)	(498,766)	(54,280)	(12,514)

Net investment income (loss)	(3,033)	1,976,152	(3,889)	(144,403)	39,830	113,559	35,527	6,033
Realized gain (loss) on investments	(26,088)	2,136,203	72,364	2,112,701	(440,621)	(4,973,056)	71,212	25,146
Change in unrealized gain (loss) on investments	81,658	(6,786,423)	(181,347)	1,493,152	1,000,600	10,310,917	222,600	69,595

Net gain (loss) on investments	55,570	(4,650,220)	(108,983)	3,605,853	559,979	5,337,861	293,812	94,741

Reinvested capital gains	-	6,481,589	162,690	-	-	-	51,866	12,712

Net increase (decrease) in contract owners’ equity resulting from operations	$52,537	3,807,521	49,818	3,461,450	599,809	5,451,420	381,205	113,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3
Reinvested dividends	$815,858	3,445,483	1,618,126	1,108,420	988,588	-	508	288,689
Mortality and expense risk charges (note 2)	(589,712)	(2,664,355)	(1,320,954)	(835,852)	(1,090,637)	(2,623,399)	(478)	(554,505)

Net investment income (loss)	226,146	781,128	297,172	272,568	(102,049)	(2,623,399)	30	(265,816)
Realized gain (loss) on investments	163,471	(2,282,610)	(2,707,646)	(172,528)	1,672,668	-	117	1,806,589
Change in unrealized gain (loss) on investments	816,295	21,435,832	14,726,916	4,103,118	6,565,448	-	5,294	5,322,966

Net gain (loss) on investments	979,766	19,153,222	12,019,270	3,930,590	8,238,116	-	5,411	7,129,555

Reinvested capital gains	646,625	-	-	276,192	6,418,782	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,852,537	19,934,350	12,316,442	4,479,350	14,554,849	(2,623,399)	5,441	6,863,739

Investment Activity:	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$3	36,948	711	109,895	1,090	105,144	34,352	-
Mortality and expense risk charges (note 2)	(26)	(108,586)	(7,031)	(279,127)	(10,092)	(89,377)	(53,850)	(956,816)

Net investment income (loss)	(23)	(71,638)	(6,320)	(169,232)	(9,002)	15,767	(19,498)	(956,816)
Realized gain (loss) on investments	(103)	(2,350,431)	(64,243)	723,827	38,399	(22,564)	131,244	5,719,988
Change in unrealized gain (loss) on investments	421	3,774,656	136,480	2,168,296	30,395	1,168,951	379,900	(1,331,738)

Net gain (loss) on investments	318	1,424,225	72,237	2,892,123	68,794	1,146,387	511,144	4,388,250

Reinvested capital gains	-	-	-	569,918	12,892	-	-	7,806,377

Net increase (decrease) in contract owners’ equity resulting from operations	$295	1,352,587	65,917	3,292,809	72,684	1,162,154	491,646	11,237,811

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$-	642,492	-	-	773,051	4,162	140,078	-
Mortality and expense risk charges (note 2)	(76,776)	(689,119)	(267,591)	(6,447)	(1,063,051)	(14,852)	(1,047,555)	(31,776)

Net investment income (loss)	(76,776)	(46,627)	(267,591)	(6,447)	(290,000)	(10,690)	(907,477)	(31,776)
Realized gain (loss) on investments	388,477	2,569,169	898,874	4,938	(2,415,600)	19,474	(5,816,670)	(81,912)
Change in unrealized gain (loss) on investments	(102,103)	159,150	2,131,203	41,495	19,379,035	132,737	19,453,972	324,374

Net gain (loss) on investments	286,374	2,728,319	3,030,077	46,433	16,963,435	152,211	13,637,302	242,462

Reinvested capital gains	547,237	5,672,390	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$756,835	8,354,082	2,762,486	39,986	16,673,435	141,521	12,729,825	210,686

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB
Reinvested dividends	$1,565,803	123,944	2,621,862	38,089	92,768	281,192	984,349	17,919
Mortality and expense risk charges (note 2)	(722,238)	(116,179)	(4,328,298)	(170,660)	(36,678)	(271,409)	(1,082,422)	(24,728)

Net investment income (loss)	843,565	7,765	(1,706,436)	(132,571)	56,090	9,783	(98,073)	(6,809)
Realized gain (loss) on investments	2,472,953	77,263	6,894,095	269,309	(96,155)	2,028,516	6,678,302	(62,940)
Change in unrealized gain (loss) on investments	3,209,477	160,584	57,222,440	1,320,959	564,600	1,686,887	(2,156,379)	255,934

Net gain (loss) on investments	5,682,430	237,847	64,116,535	1,590,268	468,445	3,715,403	4,521,923	192,994

Reinvested capital gains	-	-	-	-	58,833	-	8,596,787	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,525,995	245,612	62,410,099	1,457,697	583,368	3,725,186	13,020,637	186,185

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1
Reinvested dividends	$312	21,776	1,168,839	18,999	1,733,266	14,321	1,048	232,343
Mortality and expense risk charges (note 2)	(19,075)	(107,903)	(633,447)	(20,108)	(822,868)	(17,554)	(1,970)	(130,796)

Net investment income (loss)	(18,763)	(86,127)	535,392	(1,109)	910,398	(3,233)	(922)	101,547
Realized gain (loss) on investments	18,259	151,342	(216,697)	(52,504)	1,795,963	14,324	6,556	397,125
Change in unrealized gain (loss) on investments	149,484	874,154	6,857,406	181,032	(10,111)	265,670	15,255	489,954

Net gain (loss) on investments	167,743	1,025,496	6,640,709	128,528	1,785,852	279,994	21,811	887,079

Reinvested capital gains	-	240,873	-	-	1,625,515	-	-	648,586

Net increase (decrease) in contract owners’ equity resulting from operations	$148,980	1,180,242	7,176,101	127,419	4,321,765	276,761	20,889	1,637,212

Investment Activity:	ACVMV2	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV
Reinvested dividends	$8,145	-	39,522	109,294	2,474,909	40,674	-	2,230
Mortality and expense risk charges (note 2)	(7,430)	(1,263)	(23,200)	(278,832)	(750,371)	(24,075)	(399)	(659)

Net investment income (loss)	715	(1,263)	16,322	(169,538)	1,724,538	16,599	(399)	1,571
Realized gain (loss) on investments	(1,225)	69,989	24,153	1,924,971	414,890	(5,431)	2,316	(11,928)
Change in unrealized gain (loss) on investments	34,389	(17,278)	226,680	776,328	3,755,580	92,804	5,079	18,475

Net gain (loss) on investments	33,164	52,711	250,833	2,701,299	4,170,470	87,373	7,395	6,547

Reinvested capital gains	24,077	-	-	847,920	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$57,956	51,448	267,155	3,379,681	5,895,008	103,972	6,996	8,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS
Reinvested dividends	$	1,104	156,021	4,676,881	166,456	2,375	148,210	135,184	6,278,506
Mortality and expense risk charges (note 2)		(8,343)	(41,668)	(1,285,896)	(80,186)	(13,130)	(131,616)	(233,249)	(2,439,888)

Net investment income (loss)		(7,239)	114,353	3,390,985	86,270	(10,755)	16,594	(98,065)	3,838,618
Realized gain (loss) on investments		15,559	170,875	801,143	36,114	(3)	(212,329)	3,216,148	(8,047,487)
Change in unrealized gain (loss) on investments		3,694	(31,484)	4,929,705	187,425	179,512	1,838,899	(2,547,635)	22,821,298

Net gain (loss) on investments		19,253	139,391	5,730,848	223,539	179,509	1,626,570	668,513	14,773,811

Reinvested capital gains		25,080	-	-	-	-	-	-	13,681,559

Net increase (decrease) in contract owners’ equity resulting from operations	$	37,094	253,744	9,121,833	309,809	168,754	1,643,164	570,448	32,293,988

Investment Activity:		FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS
Reinvested dividends	$	133,685	175,219	1,015	191,296	2,419	131,925	5,701	2,998
Mortality and expense risk charges (note 2)		(90,055)	(119,987)	(1,188)	(103,218)	(2,624)	(72,901)	(4,885)	(9,796)

Net investment income (loss)		43,630	55,232	(173)	88,078	(205)	59,024	816	(6,798)
Realized gain (loss) on investments		(328,302)	707,535	1,108	396,337	(722)	275,876	18,397	57,271
Change in unrealized gain (loss) on investments		672,548	87,569	3,250	408,979	13,537	472,428	16,310	65,438

Net gain (loss) on investments		344,246	795,104	4,358	805,316	12,815	748,304	34,707	122,709

Reinvested capital gains		312,136	144,611	853	112,591	1,627	59,084	2,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	700,012	994,947	5,038	1,005,985	14,237	866,412	38,287	115,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS
Reinvested dividends	$747,213	7,771	2,512,357	3,648,410	1,326,310	176,067	22,871	263,824
Mortality and expense risk charges (note 2)	(1,754,952)	(43,469)	(503,982)	(655,549)	(704,256)	(411,817)	(112,411)	(158,945)

Net investment income (loss)	(1,007,739)	(35,698)	2,008,375	2,992,861	622,054	(235,750)	(89,540)	104,879
Realized gain (loss) on investments	10,496,309	158,906	(1,084,976)	(132,703)	1,596,311	1,779,111	(22,415)	158,806
Change in unrealized gain (loss) on investments	10,705,775	160,312	4,724,097	3,437,949	(1,032,107)	434,115	352,842	2,295,233

Net gain (loss) on investments	21,202,084	319,218	3,639,121	3,305,246	564,204	2,213,226	330,427	2,454,039

Reinvested capital gains	-	-	-	-	1,614,466	2,677,468	472,090	48,050

Net increase (decrease) in contract owners’ equity resulting from operations	$20,194,345	283,520	5,647,496	6,298,107	2,800,724	4,654,944	712,977	2,606,968

Investment Activity:	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2
Reinvested dividends	$46,139	438,910	57,658	3,386,695	11,278	102,610	153,309	740
Mortality and expense risk charges (note 2)	(50,488)	(279,801)	(129,392)	(626,854)	(10,260)	(149,306)	(121,471)	(318)

Net investment income (loss)	(4,349)	159,109	(71,734)	2,759,841	1,018	(46,696)	31,838	422
Realized gain (loss) on investments	(364,688)	(2,574,884)	997,729	(1,136,842)	17,915	154,816	49,068	(1,117)
Change in unrealized gain (loss) on investments	824,528	6,723,028	1,664,721	4,019,195	50,059	1,964,911	859,667	4,406

Net gain (loss) on investments	459,840	4,148,144	2,662,450	2,882,353	67,974	2,119,727	908,735	3,289

Reinvested capital gains	9,057	79,665	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$464,548	4,386,918	2,590,716	5,642,194	68,992	2,073,031	940,573	3,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS
Reinvested dividends	$228,256	3,327,008	118,052	616,729	476	-	234	-
Mortality and expense risk charges (note 2)	(88,493)	(601,040)	(44,650)	(254,405)	(3,251)	(4,943)	(897)	(16,465)

Net investment income (loss)	139,763	2,725,968	73,402	362,324	(2,775)	(4,943)	(663)	(16,465)
Realized gain (loss) on investments	47,854	1,512,368	94,371	(110,267)	10,098	27,660	363	(23,860)
Change in unrealized gain (loss) on investments	1,065,593	2,414,958	286,373	471,312	10,863	6,811	7,394	128,915

Net gain (loss) on investments	1,113,447	3,927,326	380,744	361,045	20,961	34,471	7,757	105,055

Reinvested capital gains	-	84,184	-	-	1,362	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,253,210	6,737,478	454,146	723,369	19,548	29,528	7,094	88,590

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC
Reinvested dividends	$18,057	19,326	1,579,403	995,560	29,159	963,268	16,856	42,178
Mortality and expense risk charges (note 2)	(88,151)	(32,784)	(852,489)	(534,092)	(28,057)	(1,102,796)	(45,637)	(103,219)

Net investment income (loss)	(70,094)	(13,458)	726,914	461,468	1,102	(139,528)	(28,781)	(61,041)
Realized gain (loss) on investments	265,344	60,842	(927,247)	2,771,845	88,236	930,063	79,872	969,411
Change in unrealized gain (loss) on investments	564,121	312,674	13,444,656	5,125,843	179,636	13,529,484	302,423	650,811

Net gain (loss) on investments	829,465	373,516	12,517,409	7,897,688	267,872	14,459,547	382,295	1,620,222

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$759,371	360,058	13,244,323	8,359,156	268,974	14,320,019	353,514	1,559,181

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA
Reinvested dividends	$551	-	-	215,942	98,589	479,122	708,778	13,269
Mortality and expense risk charges (note 2)	(2,096)	(625,638)	(2,193)	(67,082)	(11,384)	(103,706)	(455,898)	(14,009)

Net investment income (loss)	(1,545)	(625,638)	(2,193)	148,860	87,205	375,416	252,880	(740)
Realized gain (loss) on investments	2,785	3,654,401	478	55,631	8,587	182,427	237,048	45,949
Change in unrealized gain (loss) on investments	23,429	4,987,237	19,170	152,317	30,322	(375,326)	1,236,380	(17,864)

Net gain (loss) on investments	26,214	8,641,638	19,648	207,948	38,909	(192,899)	1,473,428	28,085

Reinvested capital gains	-	-	-	41,583	-	178,796	-	63,221

Net increase (decrease) in contract owners’ equity resulting from operations	$24,669	8,016,000	17,455	398,391	126,114	361,313	1,726,308	90,566

Investment Activity:	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	ACEG	AVBV2	AVGI
Reinvested dividends	$75,100	287,863	188	-	83,096	-	197	615
Mortality and expense risk charges (note 2)	(31,876)	(130,459)	(138)	(31,526)	(106,921)	(371)	(327)	(1,108)

Net investment income (loss)	43,224	157,404	50	(31,526)	(23,825)	(371)	(130)	(493)
Realized gain (loss) on investments	33,616	63,825	(596)	172,395	(68,905)	(247)	13,089	15,800
Change in unrealized gain (loss) on investments	102,417	305,182	2,275	(63,452)	1,012,573	(1,085)	(8,440)	(575)

Net gain (loss) on investments	136,033	369,007	1,679	108,943	943,668	(1,332)	4,649	15,225

Reinvested capital gains	54,683	321,568	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$233,940	847,979	1,729	77,417	919,843	(1,703)	4,519	14,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AVCE2	IVKEI1	IVHS	IVRE	VYDS	ROCMC	SBLD	SBLJ
Reinvested dividends	$5,154	4,451	-	1,951	31,761	-	-	-
Mortality and expense risk charges (note 2)	(11,827)	(2,571)	(1,386)	(3,787)	(38,537)	(9,341)	(2,534)	(1,517)

Net investment income (loss)	(6,673)	1,880	(1,386)	(1,836)	(6,776)	(9,341)	(2,534)	(1,517)
Realized gain (loss) on investments	38,898	(444)	4,797	10,079	(126,269)	46,324	(11,193)	10,170
Change in unrealized gain (loss) on investments	36,751	24,826	16,580	70,048	596,070	(322)	42,869	10,588

Net gain (loss) on investments	75,649	24,382	21,377	80,127	469,801	46,002	31,676	20,758

Reinvested capital gains	-	-	-	-	-	17,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,976	26,262	19,991	78,291	463,025	54,240	29,142	19,241

Investment Activity:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(1,684)	(6,213)	(4,602)	(10,345)	(23,389)	(995)	(280)	(184,436)

Net investment income (loss)	(1,684)	(6,213)	(4,602)	(10,345)	(23,389)	(995)	(280)	(184,436)
Realized gain (loss) on investments	20,392	110,172	27,382	116,006	109,404	2,161	528	649,179
Change in unrealized gain (loss) on investments	(3,569)	(35,615)	30,416	46,582	225,073	7,170	1,214	2,526,162

Net gain (loss) on investments	16,823	74,557	57,798	162,588	334,477	9,331	1,742	3,175,341

Reinvested capital gains	-	-	-	-	-	-	-	396,572

Net increase (decrease) in contract owners’ equity resulting from operations	$15,139	68,344	53,196	152,243	311,088	8,336	1,462	3,387,477

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	VWHAS	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV
Reinvested dividends	$31,924	-	222,951	2,058,537	709,096	2,934,415	636,016	189,519
Mortality and expense risk charges (note 2)	(21,202)	(248,215)	(311,601)	(2,017,830)	(527,991)	(1,060,148)	(1,201,463)	(193,059)

Net investment income (loss)	10,722	(248,215)	(88,650)	40,707	181,105	1,874,267	(565,447)	(3,540)
Realized gain (loss) on investments	132,987	(1,418,170)	(882,332)	1,921,224	2,227,263	1,513,484	6,797,849	56,369
Change in unrealized gain (loss) on investments	(47,403)	5,971,494	(1,527,949)	27,314,516	(226,844)	77,511	409,503	1,935,894

Net gain (loss) on investments	85,584	4,553,324	(2,410,281)	29,235,740	2,000,419	1,590,995	7,207,352	1,992,263

Reinvested capital gains	53,266	-	1,235,353	-	2,567,876	744,247	10,649,920	-

Net increase (decrease) in contract owners’ equity resulting from operations	$149,572	4,305,109	(1,263,578)	29,276,447	4,749,400	4,209,509	17,291,825	1,988,723

Investment Activity:	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP
Reinvested dividends	$-	71,741	-	68,582	4,735,218	603,437	304,731	152,851
Mortality and expense risk charges (note 2)	(88,877)	(22,871)	(239,143)	(1,238,020)	(839,235)	(342,199)	(142,134)	(41,524)

Net investment income (loss)	(88,877)	48,870	(239,143)	(1,169,438)	3,895,983	261,238	162,597	111,327
Realized gain (loss) on investments	(331,224)	1,084	(5,446,507)	7,024,466	689,914	1,518,761	(2,008,603)	5,311
Change in unrealized gain (loss) on investments	423,008	42,766	4,480,134	(1,631,017)	7,317,699	991,128	3,178,270	(169,691)

Net gain (loss) on investments	91,784	43,850	(966,373)	5,393,449	8,007,613	2,509,889	1,169,667	(164,380)

Reinvested capital gains	-	2,421	1,257,006	8,123,967	-	1,970,962	110,534	127,757

Net increase (decrease) in contract owners’ equity resulting from operations	$2,907	95,141	51,490	12,347,978	11,903,596	4,742,089	1,442,798	74,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	4,358	60,730	-	-	29,572	603,874
Mortality and expense risk charges (note 2)	(45,214)	(157,352)	(246,684)	(93,981)	(729,999)	(573,350)	(73,000)	(515,170)

Net investment income (loss)	(45,214)	(157,352)	(242,326)	(33,251)	(729,999)	(573,350)	(43,428)	88,704
Realized gain (loss) on investments	80,931	700,091	-	(354,533)	3,165,662	1,074,573	47,512	369,928
Change in unrealized gain (loss) on investments	38,839	(272,612)	-	1,651,739	8,054,879	712,618	603,667	3,195,112

Net gain (loss) on investments	119,770	427,479	-	1,297,206	11,220,541	1,787,191	651,179	3,565,040

Reinvested capital gains	330,117	1,358,391	-	-	4,612,332	1,191,119	432,601	3,707,698

Net increase (decrease) in contract owners’ equity resulting from operations	$404,673	1,628,518	(242,326)	1,263,955	15,102,874	2,404,960	1,040,352	7,361,442

Investment Activity:	SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCA2	AVCD2	VWEMR
Reinvested dividends	$232	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(3,978)	(71,159)	(50,716)	(236,327)	(184)	(5,570)	(5,193)	(55,341)

Net investment income (loss)	(3,746)	(71,159)	(50,716)	(236,327)	(184)	(5,570)	(5,193)	(55,341)
Realized gain (loss) on investments	35,599	367,404	1,480,930	(4,957,678)	2,124	296,939	12,901	1,282,315
Change in unrealized gain (loss) on investments	984	(159,584)	720,539	12,289,824	4,827	(139,590)	152,643	1,198,502

Net gain (loss) on investments	36,583	207,820	2,201,469	7,332,146	6,951	157,349	165,544	2,480,817

Reinvested capital gains	85	288,716	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,922	425,377	2,150,753	7,095,819	6,767	151,779	160,351	2,425,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		VWHAR	OVHI3	OVHI	OVHIS	AMRS
Reinvested dividends	$	-	158,942	8,933	3,753	-
Mortality and expense risk charges (note 2)		(135,685)	(8,853)	(514)	(239)	(14)

Net investment income (loss)		(135,685)	150,089	8,419	3,514	(14)
Realized gain (loss) on investments		1,438,506	(118,307)	(141,750)	(61,910)	758
Change in unrealized gain (loss) on investments		(2,152,832)	77,686	139,798	60,885	(624)

Net gain (loss) on investments		(714,326)	(40,621)	(1,952)	(1,025)	134

Reinvested capital gains		2,537,636	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,687,625	109,468	6,467	2,489	120

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALVDAB		BBCMAG		BBGI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$26,897,349	31,250,863	(63)	-	(2,364)	(3,612)	(1,301)	(1,338)
Realized gain (loss) on investments	90,053,516	117,010,831	3	-	(70,912)	(110,960)	3,755	(362,420)
Change in unrealized gain (loss) on investments	457,010,471	(395,769,589)	829	-	129,668	67,258	96,402	317,845
Reinvested capital gains	139,698,470	34,433,189	6	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	713,659,806	(213,074,706)	775	-	56,392	(47,314)	98,856	(45,913)

Equity transactions:
Purchase payments received from contract owners (note 3)	108,133,487	139,626,678	13,000	-	7,902	7,898	15,659	76,049
Transfers between funds	-	-	9,663	-	31	(13,825)	(25,621)	(7,930)
Redemptions (note 3)	(1,017,052,775)	(1,399,520,879)	-	-	(146,820)	(160,902)	(109,318)	(523,013)
Annuity benefits	(5,212,983)	(5,861,123)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(166,309)	(179,324)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,062,216)	(1,628,046)	-	-	-	-	-	(172)
Adjustments to maintain reserves	(567,375)	(52,497)	1	-	(32)	(48)	(25)	(39)

Net equity transactions	(915,928,171)	(1,267,615,191)	22,664	-	(138,919)	(166,877)	(119,305)	(455,105)

Net change in contract owners’ equity	(202,268,365)	(1,480,689,897)	23,439	-	(82,527)	(214,191)	(20,449)	(501,018)
Contract owners’ equity beginning of period	6,061,567,903	7,542,257,800	-	-	517,872	732,063	779,932	1,280,950

Contract owners’ equity end of period	$5,859,299,538	6,061,567,903	23,439	-	435,345	517,872	759,483	779,932

CHANGES IN UNITS:
Beginning units	451,701,753	540,715,192	-	-	50,679	65,988	78,794	123,387
Units purchased	70,012,304	109,220,806	2,307	-	702	9,408	1,463	15,297
Units redeemed	(129,926,004)	(198,234,245)	-	-	(13,670)	(24,717)	(12,313)	(59,890)

Ending units	391,788,053	451,701,753	2,307	-	37,711	50,679	67,944	78,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MLVGA3		DSIF		DSRG		DSRGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$113,924	468,238	2,742,495	2,284,150	(97,127)	(69,948)	(823)	(965)
Realized gain (loss) on investments	288,184	420,723	8,904,080	15,166,022	1,921,539	1,991,785	3,880	1,889
Change in unrealized gain (loss) on investments	2,563,533	(3,689,282)	14,149,386	(16,619,845)	2,251,890	(1,856,998)	4,301	(2,688)
Reinvested capital gains	123,480	922,056	14,931,487	2,213,734	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,089,121	(1,878,265)	40,727,448	3,044,061	4,076,302	64,839	7,358	(1,764)

Equity transactions:
Purchase payments received from contract owners (note 3)	732,457	990,883	5,663,048	6,893,238	1,033,807	1,409,390	-	-
Transfers between funds	2,067,870	12,375,334	(8,538,985)	(13,172,185)	(1,668,548)	(417,481)	(463)	(5)
Redemptions (note 3)	(4,892,165)	(4,608,146)	(43,342,075)	(50,109,533)	(5,863,762)	(6,754,323)	(14,079)	(13,242)
Annuity benefits	(24,366)	(25,121)	(159,695)	(174,491)	(5,642)	(6,460)	-	-
Contract maintenance charges (note 2)	(343)	(206)	(8,145)	(8,615)	(2,897)	(3,139)	-	-
Contingent deferred sales charges (note 2)	(5,082)	(2,693)	(48,653)	(77,661)	(13,180)	(15,713)	-	-
Adjustments to maintain reserves	(388)	(313)	3,582	(284)	(8,323)	(2,182)	(14)	(18)

Net equity transactions	(2,122,017)	8,729,738	(46,430,923)	(56,649,531)	(6,528,545)	(5,789,908)	(14,556)	(13,265)

Net change in contract owners’ equity	967,104	6,851,473	(5,703,475)	(53,605,470)	(2,452,243)	(5,725,069)	(7,198)	(15,029)
Contract owners’ equity beginning of period	36,524,519	29,673,046	293,878,088	347,483,558	39,266,804	44,991,873	75,087	90,116

Contract owners’ equity end of period	$37,491,623	36,524,519	288,174,613	293,878,088	36,814,561	39,266,804	67,889	75,087

CHANGES IN UNITS:
Beginning units	2,904,957	2,250,841	21,028,413	25,036,633	3,319,842	3,796,404	7,281	8,596
Units purchased	545,899	1,369,065	783,272	2,153,616	130,687	249,536	1,204	3
Units redeemed	(707,136)	(714,949)	(3,794,657)	(6,161,836)	(641,319)	(726,098)	(2,559)	(1,318)

Ending units	2,743,720	2,904,957	18,017,028	21,028,413	2,809,210	3,319,842	5,926	7,281

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVGMNS		HVIE		HVSIT		IVMCC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(5)	-	373	28	(4,772)	(6,076)	(5)	-
Realized gain (loss) on investments	-	-	(862)	(2,907)	11,854	(61,769)	-	-
Change in unrealized gain (loss) on investments	52	-	9,507	(7,007)	74,275	(20,383)	97	-
Reinvested capital gains	3	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50	-	9,018	(9,886)	81,357	(88,228)	92	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,931	-	366	-	4,760	48,555	-	-
Transfers between funds	188	-	22,888	95,349	264,384	510,711	12,272	-
Redemptions (note 3)	-	-	(4,704)	(23,771)	(79,550)	(96,248)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(11)	-	-	-
Adjustments to maintain reserves	(2)	-	(9)	(10)	(38)	(53)	(4)	-

Net equity transactions	2,117	-	18,541	71,568	189,545	462,965	12,268	-

Net change in contract owners’ equity	2,167	-	27,559	61,682	270,902	374,737	12,360	-
Contract owners’ equity beginning of period	-	-	66,604	4,922	390,053	15,316	-	-

Contract owners’ equity end of period	$2,167	-	94,163	66,604	660,955	390,053	12,360	-

CHANGES IN UNITS:
Beginning units	-	-	7,372	477	35,238	1,356	-	-
Units purchased	212	-	2,819	23,029	36,857	120,204	1,240	-
Units redeemed	-	-	(950)	(16,134)	(22,843)	(86,322)	-	-

Ending units	212	-	9,241	7,372	49,252	35,238	1,240	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG2		JPMMV1		JABS		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,037)	-	(17,653)	19,294	989	1,085	(530,407)	(908,766)
Realized gain (loss) on investments	(13,470)	-	1,177,465	1,065,140	467	168	1,934,711	9,916,193
Change in unrealized gain (loss) on investments	(13,657)	-	1,033,698	(972,511)	1,884	(7,916)	17,109,956	(16,882,728)
Reinvested capital gains	426	-	-	-	5,432	5,438	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,738)	-	2,193,510	111,923	8,772	(1,225)	18,514,260	(7,875,301)

Equity transactions:
Purchase payments received from contract owners (note 3)	210,399	-	219,322	81,390	-	-	1,405,076	1,535,318
Transfers between funds	1,210,526	-	3,696,408	(27,496)	-	(32,415)	(1,219,027)	(10,972,314)
Redemptions (note 3)	(154,752)	-	(1,642,326)	(1,420,579)	(5,042)	(4,593)	(13,982,016)	(18,309,626)
Annuity benefits	(4,358)	-	(2,916)	(2,726)	(433)	(422)	(40,995)	(41,669)
Contract maintenance charges (note 2)	(26)	-	(363)	(360)	-	-	(2,285)	(2,470)
Contingent deferred sales charges (note 2)	(412)	-	(2,236)	(2,143)	-	-	(13,067)	(25,450)
Adjustments to maintain reserves	137	-	(300)	(2,167)	1	(1)	(968)	(113)

Net equity transactions	1,261,514	-	2,267,589	(1,374,081)	(5,474)	(37,431)	(13,853,282)	(27,816,324)

Net change in contract owners’ equity	1,224,776	-	4,461,099	(1,262,158)	3,298	(38,656)	4,660,978	(35,691,625)
Contract owners’ equity beginning of period	-	-	10,647,255	11,909,413	74,580	113,236	86,173,722	121,865,347

Contract owners’ equity end of period	$1,224,776	-	15,108,354	10,647,255	77,878	74,580	90,834,700	86,173,722

CHANGES IN UNITS:
Beginning units	-	-	724,335	817,428	4,875	7,409	9,423,318	12,264,933
Units purchased	134,902	-	369,101	133,401	30	40	878,314	1,485,850
Units redeemed	(18,802)	-	(227,739)	(226,494)	(358)	(2,574)	(2,184,586)	(4,327,465)

Ending units	116,100	-	865,697	724,335	4,547	4,875	8,117,046	9,423,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MIGSC		MMCGSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(272,673)	(189,353)	(270,706)	(454,714)	(1,834)	(1,838)	(22,061)	(27,815)
Realized gain (loss) on investments	2,005,865	1,034,165	6,412,838	7,047,640	9,404	3,931	(9,036)	19,937
Change in unrealized gain (loss) on investments	677,474	(2,494,664)	(12,902,637)	(31,027,463)	9,141	(3,469)	192,773	(96,890)
Reinvested capital gains	-	-	10,488,863	631,886	8,944	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,410,666	(1,649,852)	3,728,358	(23,802,651)	25,655	(1,376)	161,676	(104,768)

Equity transactions:
Purchase payments received from contract owners (note 3)	391,435	130,856	1,239,112	654,766	-	-	16,041	8,065
Transfers between funds	14,231,712	(536,299)	54,549,085	(2,233,720)	-	-	(56,706)	(126,732)
Redemptions (note 3)	(3,786,158)	(2,667,322)	(11,090,134)	(10,790,044)	(16,207)	(9,362)	(206,510)	(265,496)
Annuity benefits	(3,604)	(2,561)	(23,520)	(15,195)	(6,576)	(6,952)	-	-
Contract maintenance charges (note 2)	(732)	(610)	(1,897)	(1,300)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,750)	(1,530)	(11,263)	(9,600)	-	(23)	(15)	(446)
Adjustments to maintain reserves	119	(4,970)	(11,542)	(972)	(741)	(8)	(39)	(45)

Net equity transactions	10,830,022	(3,082,436)	44,649,841	(12,396,065)	(23,524)	(16,345)	(247,229)	(384,654)

Net change in contract owners’ equity	13,240,688	(4,732,288)	48,378,199	(36,198,716)	2,131	(17,721)	(85,553)	(489,422)
Contract owners’ equity beginning of period	15,088,542	19,820,830	44,525,428	80,724,144	170,920	188,641	1,214,048	1,703,470

Contract owners’ equity end of period	$28,329,230	15,088,542	92,903,627	44,525,428	173,051	170,920	1,128,495	1,214,048

CHANGES IN UNITS:
Beginning units	3,262,667	3,870,859	3,758,384	4,560,947	13,950	15,259	135,789	175,231
Units purchased	3,155,780	34,493	4,834,183	41,566	72	70	2,347	1,523
Units redeemed	(1,198,726)	(642,685)	(1,568,179)	(844,129)	(1,763)	(1,379)	(27,597)	(40,965)

Ending units	5,219,721	3,262,667	7,024,388	3,758,384	12,259	13,950	110,539	135,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MNDSC		MVFSC		MVIVSC		MSVFI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(17,358)	(19,699)	94,008	34,600	15,908	(4,403)	105,315	63,136
Realized gain (loss) on investments	162,311	74,101	2,351,741	(1,003,520)	14,172	79,348	52,604	639
Change in unrealized gain (loss) on investments	(98,673)	(265,583)	1,824,215	101,100	808,442	(148,204)	83,248	14,771
Reinvested capital gains	99,267	117,072	257,856	141,999	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	145,547	(94,109)	4,527,820	(725,821)	838,522	(73,259)	241,167	78,546

Equity transactions:
Purchase payments received from contract owners (note 3)	27,673	7,881	486,251	937,264	279,456	118,974	12,818	9,942
Transfers between funds	723,850	(42,359)	801,170	2,174,166	2,237,218	4,644,814	(345,348)	68,377
Redemptions (note 3)	(266,425)	(362,040)	(4,833,223)	(6,523,466)	(977,479)	(561,059)	(489,834)	(665,475)
Annuity benefits	-	-	(29,156)	(34,695)	-	-	-	-
Contract maintenance charges (note 2)	(1)	-	(907)	(954)	(40)	(23)	(70)	(65)
Contingent deferred sales charges (note 2)	(45)	(173)	(5,368)	(6,014)	(1,105)	(350)	(692)	(1,109)
Adjustments to maintain reserves	(78)	(73)	(354)	(416)	(196)	(9,716)	(89)	(200)

Net equity transactions	484,974	(396,764)	(3,581,587)	(3,454,115)	1,537,854	4,192,640	(823,215)	(588,530)

Net change in contract owners’ equity	630,521	(490,873)	946,233	(4,179,936)	2,376,376	4,119,381	(582,048)	(509,984)
Contract owners’ equity beginning of period	750,462	1,241,335	32,090,621	36,270,557	5,136,625	1,017,244	3,167,075	3,677,059

Contract owners’ equity end of period	$1,380,983	750,462	33,036,854	32,090,621	7,513,001	5,136,625	2,585,027	3,167,075

CHANGES IN UNITS:
Beginning units	58,141	84,336	2,989,414	3,299,060	491,546	94,481	274,506	332,360
Units purchased	109,437	3,647	487,491	1,511,838	341,155	538,896	63,893	6,051,638
Units redeemed	(64,824)	(29,842)	(776,809)	(1,821,484)	(205,303)	(141,831)	(130,979)	(6,109,492)

Ending units	102,754	58,141	2,700,096	2,989,414	627,398	491,546	207,420	274,506

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVF2		MSEM		MSVMG		MSVRE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$21,657	13,974	173,770	260,206	(890)	(864)	(7,896)	(7,886)
Realized gain (loss) on investments	(6,202)	(8,368)	217,103	14,723	703	8,976	55,009	87,782
Change in unrealized gain (loss) on investments	44,498	24,552	1,170,017	221,337	(2,311)	(10,584)	83,867	(40,768)
Reinvested capital gains	-	-	-	119,265	5,476	21	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,953	30,158	1,560,890	615,531	2,978	(2,451)	130,980	39,128

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	74,146	113,611	-	(14)	11,234	21,125
Transfers between funds	(7,072)	(8,638)	(175,608)	(497,998)	(93)	(18,232)	(27,635)	(73,057)
Redemptions (note 3)	(46,353)	(43,548)	(1,587,818)	(1,867,264)	(691)	(758)	(53,945)	(131,801)
Annuity benefits	(9,949)	(10,914)	(9,095)	(8,982)	(503)	(549)	(6,695)	(14,306)
Contract maintenance charges (note 2)	-	-	(237)	(257)	(5)	(5)	(131)	(111)
Contingent deferred sales charges (note 2)	-	(206)	(2,069)	(1,597)	-	26	-	22
Adjustments to maintain reserves	(4)	(25)	(596)	(170)	346	3,713	121	(890)

Net equity transactions	(63,378)	(63,331)	(1,701,277)	(2,262,657)	(946)	(15,819)	(77,051)	(199,018)

Net change in contract owners’ equity	(3,425)	(33,173)	(140,387)	(1,647,126)	2,032	(18,270)	53,929	(159,890)
Contract owners’ equity beginning of period	854,842	888,015	10,093,191	11,740,317	48,749	67,019	956,910	1,116,800

Contract owners’ equity end of period	$851,417	854,842	9,952,804	10,093,191	50,781	48,749	1,010,839	956,910

CHANGES IN UNITS:
Beginning units	62,432	66,721	306,681	377,508	4,859	6,496	29,336	35,233
Units purchased	-	24	4,126	8,284	1	-	724	1,058
Units redeemed	(2,711)	(4,313)	(51,689)	(79,111)	(77)	(1,637)	(2,353)	(6,955)

Ending units	59,721	62,432	259,118	306,681	4,783	4,859	27,707	29,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(272,913)	678,365	(28,065)	(12,878)	16,402	62,117	240,658	299,904
Realized gain (loss) on investments	1,887,398	795,050	51,321	20,877	1,767	(1,021,572)	999,801	1,118,235
Change in unrealized gain (loss) on investments	10,220,768	(2,450,456)	184,235	(49,907)	4,223,258	870,779	(364,026)	(315,415)
Reinvested capital gains	5,506,389	367,865	105,809	7,432	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,341,642	(609,176)	313,300	(34,476)	4,241,427	(88,676)	876,433	1,102,724

Equity transactions:
Purchase payments received from contract owners (note 3)	1,858,885	1,741,240	21,489	47,704	1,037,978	899,028	150,758	492,021
Transfers between funds	(7,537,639)	(10,420,021)	(11,838)	13,079	3,517,894	212,010	(196,154)	(1,597,826)
Redemptions (note 3)	(19,618,236)	(27,756,826)	(634,833)	(814,283)	(4,464,716)	(5,460,977)	(3,427,400)	(4,550,652)
Annuity benefits	(102,497)	(109,615)	-	-	(79,556)	(78,376)	(32,413)	(38,240)
Contract maintenance charges (note 2)	(3,841)	(3,892)	-	-	(1,152)	(1,181)	(327)	(357)
Contingent deferred sales charges (note 2)	(21,120)	(33,170)	(258)	(278)	(6,392)	(4,588)	(2,777)	(5,951)
Adjustments to maintain reserves	33,765	(7,110)	(95)	(88)	(275)	(279)	(261)	(394)

Net equity transactions	(25,390,683)	(36,589,394)	(625,535)	(753,866)	3,781	(4,434,363)	(3,508,574)	(5,701,399)

Net change in contract owners’ equity	(8,049,041)	(37,198,570)	(312,235)	(788,342)	4,245,208	(4,523,039)	(2,632,141)	(4,598,675)
Contract owners’ equity beginning of period	138,966,051	176,164,621	2,747,398	3,535,740	30,056,258	34,579,297	24,297,920	28,896,595

Contract owners’ equity end of period	$130,917,010	138,966,051	2,435,163	2,747,398	34,301,466	30,056,258	21,665,779	24,297,920

CHANGES IN UNITS:
Beginning units	9,880,961	12,471,315	202,068	256,614	2,662,323	3,070,605	2,054,466	2,540,834
Units purchased	217,651	417,291	8,559	15,544	510,388	355,791	262,822	305,302
Units redeemed	(1,894,335)	(3,007,645)	(51,036)	(70,090)	(491,615)	(764,073)	(549,269)	(791,670)

Ending units	8,204,277	9,880,961	159,591	202,068	2,681,096	2,662,323	1,768,019	2,054,466

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(59,970)	(36,244)	(359,209)	(367,315)	(18,778)	(22,976)	1,808,805	2,162,802
Realized gain (loss) on investments	(244,972)	(1,358,248)	(802,970)	(2,759,266)	1,037,885	(99,068)	(478,210)	(1,216,411)
Change in unrealized gain (loss) on investments	4,053,810	(853,577)	6,884,479	786,049	850,436	(295,421)	2,052,332	(68,509)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,748,868	(2,248,069)	5,722,300	(2,340,532)	1,869,543	(417,465)	3,382,927	877,882

Equity transactions:
Purchase payments received from contract owners (note 3)	404,971	469,596	731,595	1,092,732	776,099	413,304	38,665	93,630
Transfers between funds	330,528	(1,846,844)	(520,388)	3,340,934	353,646	779,271	(429,725)	(1,688,262)
Redemptions (note 3)	(3,101,095)	(4,073,859)	(5,476,498)	(7,427,009)	(2,190,180)	(1,689,973)	(3,857,387)	(5,744,265)
Annuity benefits	(17,153)	(18,432)	(51,204)	(57,003)	(43,302)	(53,076)	(15,599)	(15,327)
Contract maintenance charges (note 2)	(696)	(778)	(1,318)	(1,421)	(319)	(362)	(348)	(391)
Contingent deferred sales charges (note 2)	(3,576)	(6,800)	(8,077)	(10,122)	(2,511)	(2,564)	(1,403)	(4,297)
Adjustments to maintain reserves	(332)	(264)	2,941	(711)	(174)	(258)	(125)	(530)

Net equity transactions	(2,387,353)	(5,477,381)	(5,322,949)	(3,062,600)	(1,106,741)	(553,658)	(4,265,922)	(7,359,442)

Net change in contract owners’ equity	1,361,515	(7,725,450)	399,351	(5,403,132)	762,802	(971,123)	(882,995)	(6,481,560)
Contract owners’ equity beginning of period	19,390,934	27,116,384	37,132,308	42,535,440	12,306,612	13,277,735	27,242,599	33,724,159

Contract owners’ equity end of period	$20,752,449	19,390,934	37,531,659	37,132,308	13,069,414	12,306,612	26,359,604	27,242,599

CHANGES IN UNITS:
Beginning units	1,877,500	2,352,559	3,807,910	4,103,841	1,374,546	1,421,023	1,499,037	1,905,594
Units purchased	338,517	279,143	354,624	1,019,681	276,713	355,549	4,443	9,777
Units redeemed	(556,132)	(754,202)	(841,014)	(1,315,612)	(383,664)	(402,026)	(222,072)	(416,334)

Ending units	1,659,885	1,877,500	3,321,520	3,807,910	1,267,595	1,374,546	1,281,408	1,499,037

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF3		GEM		GEM3		GEM6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,124,060	2,310,840	(6,896)	(7,355)	(215,240)	(201,676)	(9,804)	(11,140)
Realized gain (loss) on investments	381,361	(68,101)	(84,247)	(182,450)	92,791	(5,901,629)	53,841	24,333
Change in unrealized gain (loss) on investments	1,386,952	(1,254,835)	263,682	(194,714)	4,536,231	(4,952,430)	38,384	(213,925)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,892,373	987,904	172,539	(384,519)	4,413,782	(11,055,735)	82,421	(200,732)

Equity transactions:
Purchase payments received from contract owners (note 3)	706,301	602,339	20,744	50,858	422,879	946,015	-	9,356
Transfers between funds	(169,402)	(284,755)	(38,955)	(162,184)	(4,321,654)	(6,710,212)	6,260	(39,380)
Redemptions (note 3)	(5,105,140)	(6,705,989)	(138,796)	(311,832)	(3,898,266)	(7,895,652)	(127,550)	(174,993)
Annuity benefits	(23,880)	(25,843)	(2,763)	(3,169)	(23,189)	(32,299)	-	-
Contract maintenance charges (note 2)	(326)	(331)	(35)	(63)	(1,992)	(2,386)	-	-
Contingent deferred sales charges (note 2)	(4,033)	(6,260)	(122)	(940)	(6,701)	(16,737)	(51)	(28)
Adjustments to maintain reserves	(519)	(495)	(50)	(62)	(1,756)	(40)	(28)	(29)

Net equity transactions	(4,596,999)	(6,421,334)	(159,977)	(427,392)	(7,830,679)	(13,711,311)	(121,369)	(205,074)

Net change in contract owners’ equity	(704,626)	(5,433,430)	12,562	(811,911)	(3,416,897)	(24,767,046)	(38,948)	(405,806)
Contract owners’ equity beginning of period	31,867,022	37,300,452	1,136,549	1,948,460	32,338,751	57,105,797	588,811	994,617

Contract owners’ equity end of period	$31,162,396	31,867,022	1,149,111	1,136,549	28,921,854	32,338,751	549,863	588,811

CHANGES IN UNITS:
Beginning units	2,286,315	2,742,198	53,088	70,785	1,447,881	1,961,773	35,349	45,329
Units purchased	684,472	1,007,577	1,282	2,457	199,768	230,287	4,703	3,215
Units redeemed	(1,001,256)	(1,463,460)	(8,461)	(20,154)	(530,492)	(744,179)	(11,282)	(13,195)

Ending units	1,969,531	2,286,315	45,909	53,088	1,117,157	1,447,881	28,770	35,349

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GIG		GIG3		NVIE6		NVNMO1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(12,515)	24,730	(63,815)	36,685	(619)	(12)	190,010	(426,679)
Realized gain (loss) on investments	(41,790)	33,704	562,321	(1,495,831)	(3,325)	(4,019)	1,162,866	2,396,508
Change in unrealized gain (loss) on investments	831,862	(770,978)	2,161,661	(1,154,206)	16,734	(6,873)	3,576,195	(12,503,510)
Reinvested capital gains	-	-	-	-	-	-	4,496,098	612,655

Net increase (decrease) in contract owners’ equity resulting from operations	777,557	(712,544)	2,660,167	(2,613,352)	12,790	(10,904)	9,425,169	(9,921,026)

Equity transactions:
Purchase payments received from contract owners (note 3)	71,657	39,314	198,658	560,911	-	-	750,782	843,458
Transfers between funds	168,497	5,983,328	(1,217,443)	2,315,266	12,315	54,592	(4,887,700)	(3,073,960)
Redemptions (note 3)	(791,951)	(434,399)	(3,334,179)	(4,384,665)	(10,245)	(7,520)	(9,005,640)	(12,857,497)
Annuity benefits	(2,864)	(1,553)	(403)	(104)	(2,202)	(2,059)	(12,994)	(14,483)
Contract maintenance charges (note 2)	(114)	(73)	(576)	(584)	-	-	(1,250)	(1,543)
Contingent deferred sales charges (note 2)	(439)	(174)	(4,516)	(5,057)	-	-	(6,693)	(12,659)
Adjustments to maintain reserves	2,670	34,619	33,436	(8,071)	1	(3)	(21,970)	(415)

Net equity transactions	(552,544)	5,621,062	(4,325,023)	(1,522,304)	(131)	45,010	(13,185,465)	(15,117,099)

Net change in contract owners’ equity	225,013	4,908,518	(1,664,856)	(4,135,656)	12,659	34,106	(3,760,296)	(25,038,125)
Contract owners’ equity beginning of period	5,674,954	766,436	20,808,224	24,943,880	89,837	55,731	66,185,664	91,223,789

Contract owners’ equity end of period	$5,899,967	5,674,954	19,143,368	20,808,224	102,496	89,837	62,425,368	66,185,664

CHANGES IN UNITS:
Beginning units	523,208	62,717	1,215,140	1,299,368	12,973	7,153	8,487,495	10,221,217
Units purchased	36,568	512,881	45,440	320,310	1,860	7,163	266,031	589,091
Units redeemed	(83,800)	(52,390)	(285,003)	(404,538)	(1,825)	(1,343)	(1,835,322)	(2,322,813)

Ending units	475,976	523,208	975,577	1,215,140	13,008	12,973	6,918,204	8,487,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR1		NVCRA2		NVCRB2		NVCCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,789	(13,819)	(4,173)	25,015	32,650	121,153	6,233	68,331
Realized gain (loss) on investments	166,100	645,266	104,133	113,735	179,818	679,973	394,798	112,306
Change in unrealized gain (loss) on investments	209,208	(882,687)	143,967	(401,718)	518,711	(1,082,853)	191,385	(501,521)
Reinvested capital gains	-	-	89,121	40,893	117,386	60,931	84,438	34,750

Net increase (decrease) in contract owners’ equity resulting from operations	384,097	(251,240)	333,048	(222,075)	848,565	(220,796)	676,854	(286,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	73,355	124,711	85,111	165,050	263,528	249,811	82,301	466,686
Transfers between funds	898,702	1,213,521	(374,742)	263,006	1,683,974	336,108	337,615	503,122
Redemptions (note 3)	(459,244)	(628,009)	(412,613)	(252,561)	(1,393,331)	(2,199,408)	(743,070)	(1,112,453)
Annuity benefits	(611)	(628)	-	-	(4,550)	(5,700)	(1,006)	(1,019)
Contract maintenance charges (note 2)	(512)	(582)	(756)	(595)	(263)	21	(426)	(495)
Contingent deferred sales charges (note 2)	(2,376)	(2,141)	(1,928)	(1,609)	(1,721)	(3,564)	(3,091)	(1,660)
Adjustments to maintain reserves	(145)	(122)	(58)	(46)	(159)	(60)	(98)	(72)

Net equity transactions	509,169	706,750	(704,986)	173,245	547,478	(1,622,792)	(327,775)	(145,891)

Net change in contract owners’ equity	893,266	455,510	(371,938)	(48,830)	1,396,043	(1,843,588)	349,079	(432,025)
Contract owners’ equity beginning of period	3,596,599	3,141,089	2,625,176	2,674,006	8,467,322	10,310,910	5,602,794	6,034,819

Contract owners’ equity end of period	$4,489,865	3,596,599	2,253,238	2,625,176	9,863,365	8,467,322	5,951,873	5,602,794

CHANGES IN UNITS:
Beginning units	381,863	318,693	306,028	289,171	806,397	962,233	581,248	580,022
Units purchased	161,394	289,015	13,090	87,914	256,676	360,980	97,012	141,247
Units redeemed	(110,872)	(225,845)	(90,424)	(71,057)	(202,334)	(516,816)	(128,062)	(140,021)

Ending units	432,385	381,863	228,694	306,028	860,739	806,397	550,198	581,248

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVCCN2		NVCMD2		NVCMA2		NVCMC2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	38,915	118,383	39,257	238,781	(10,944)	93,143	38,684	123,682
Realized gain (loss) on investments		62,643	289,345	789,237	1,688,917	232,437	498,370	127,228	179,438
Change in unrealized gain (loss) on investments		352,796	(424,227)	889,044	(2,782,112)	551,645	(1,197,270)	409,829	(493,829)
Reinvested capital gains		130,428	53,609	297,097	125,171	199,681	78,069	157,872	52,671

Net increase (decrease) in contract owners’ equity resulting from operations		584,782	37,110	2,014,635	(729,243)	972,819	(527,688)	733,613	(138,038)

Equity transactions:
Purchase payments received from contract owners (note 3)		221,564	177,145	453,393	843,269	472,320	440,375	381,831	409,521
Transfers between funds		(259,890)	1,741,381	388,653	1,447,362	(112,416)	743,852	86,397	941,343
Redemptions (note 3)		(2,184,751)	(1,152,381)	(2,123,338)	(3,149,311)	(1,215,069)	(1,034,974)	(1,100,818)	(1,062,366)
Annuity benefits		(32,053)	(30,989)	(55,361)	(60,418)	(76,791)	(78,103)	(3,733)	(5,413)
Contract maintenance charges (note 2)		(294)	(221)	(1,341)	(1,214)	(1,008)	(779)	(338)	(248)
Contingent deferred sales charges (note 2)		(3,437)	(1,104)	(3,824)	(3,443)	(1,522)	(3,190)	(1,307)	(290)
Adjustments to maintain reserves		6,120	5,159	(235)	(25,885)	(69)	(337)	(137)	(120)

Net equity transactions		(2,252,741)	738,990	(1,342,053)	(949,640)	(934,555)	66,844	(638,105)	282,427

Net change in contract owners’ equity		(1,667,959)	776,100	672,582	(1,678,883)	38,264	(460,844)	95,508	144,389
Contract owners’ equity beginning of period		10,069,911	9,293,811	18,943,684	20,622,567	7,756,430	8,217,274	8,622,963	8,478,574

Contract owners’ equity end of period	$	8,401,952	10,069,911	19,616,266	18,943,684	7,794,694	7,756,430	8,718,471	8,622,963

CHANGES IN UNITS:
Beginning units		876,996	807,699	1,828,979	1,912,124	715,736	703,800	824,921	798,523
Units purchased		289,652	768,647	502,464	612,929	109,088	282,342	93,616	221,089
Units redeemed		(482,528)	(699,350)	(626,482)	(696,074)	(196,941)	(270,406)	(146,952)	(194,691)

Ending units		684,120	876,996	1,704,961	1,828,979	627,883	715,736	771,585	824,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCBD1		NVCBD2		NVLCP2		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$180,427	171,281	7,543	8,066	61,280	64,110	329,384	98,786
Realized gain (loss) on investments	302,473	100,750	22,256	9,397	126,803	34,723	2,604,752	(1,793,123)
Change in unrealized gain (loss) on investments	16,428	147,169	13,363	16,006	54,615	127,769	9,899,571	1,400,569
Reinvested capital gains	52,973	-	5,975	-	129,449	5,090	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	552,301	419,200	49,137	33,469	372,147	231,692	12,833,707	(293,768)

Equity transactions:
Purchase payments received from contract owners (note 3)	308,145	131,548	6,265	2,004	153,481	75,389	1,172,108	1,687,815
Transfers between funds	859,819	1,777,925	94,251	125,137	1,154,613	3,518,902	(2,474,688)	(4,051,845)
Redemptions (note 3)	(1,700,762)	(1,315,913)	(140,863)	(45,147)	(1,258,156)	(1,586,209)	(15,110,064)	(17,967,587)
Annuity benefits	(13,491)	(16,280)	-	-	(10,165)	(8,446)	(89,070)	(109,291)
Contract maintenance charges (note 2)	(335)	(331)	-	-	(84)	(61)	(6,758)	(7,520)
Contingent deferred sales charges (note 2)	(2,601)	(2,094)	(308)	(205)	(883)	(874)	(15,190)	(21,995)
Adjustments to maintain reserves	(234)	(172)	(21)	(9)	(150)	(121)	(1,348)	(1,587)

Net equity transactions	(549,459)	574,683	(40,676)	81,780	38,656	1,998,580	(16,525,010)	(20,472,010)

Net change in contract owners’ equity	2,842	993,883	8,461	115,249	410,803	2,230,272	(3,691,303)	(20,765,778)
Contract owners’ equity beginning of period	9,225,509	8,231,626	904,698	789,449	6,019,189	3,788,917	104,613,547	125,379,325

Contract owners’ equity end of period	$9,228,351	9,225,509	913,159	904,698	6,429,992	6,019,189	100,922,244	104,613,547

CHANGES IN UNITS:
Beginning units	766,295	722,330	79,379	72,196	463,061	307,535	8,372,529	9,987,008
Units purchased	503,431	380,521	11,410	14,839	201,501	435,178	154,058	217,952
Units redeemed	(549,613)	(336,556)	(14,767)	(7,656)	(196,449)	(279,652)	(1,380,386)	(1,832,431)

Ending units	720,113	766,295	76,022	79,379	468,113	463,061	7,146,201	8,372,529

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF2		GBF		GBF2		CAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,033)	(5,111)	1,976,152	4,173,929	(3,889)	50,858	(144,403)	(141,493)
Realized gain (loss) on investments	(26,088)	(50,795)	2,136,203	352,878	72,364	50,663	2,112,701	2,718,191
Change in unrealized gain (loss) on investments	81,658	50,543	(6,786,423)	8,528,350	(181,347)	201,824	1,493,152	(3,102,540)
Reinvested capital gains	-	-	6,481,589	693,023	162,690	18,621	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,537	(5,363)	3,807,521	13,748,180	49,818	321,966	3,461,450	(525,842)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,009	-	3,213,595	2,591,277	8,474	33,554	561,295	803,860
Transfers between funds	(13,309)	(31,631)	(4,012,839)	(8,189,791)	(51,437)	(273,105)	304,172	1,187,579
Redemptions (note 3)	(109,133)	(110,323)	(32,180,724)	(43,853,866)	(1,324,788)	(2,174,926)	(3,973,008)	(4,881,868)
Annuity benefits	-	-	(186,593)	(194,681)	(688)	(687)	(6,679)	(6,611)
Contract maintenance charges (note 2)	-	-	(4,026)	(4,658)	-	-	(2,448)	(2,590)
Contingent deferred sales charges (note 2)	-	(84)	(35,254)	(36,010)	(337)	(844)	(4,248)	(6,673)
Adjustments to maintain reserves	(39)	22	(493)	(1,059)	113	29	(1,245)	(59)

Net equity transactions	(117,472)	(142,016)	(33,206,334)	(49,688,788)	(1,368,663)	(2,415,979)	(3,122,161)	(2,906,362)

Net change in contract owners’ equity	(64,935)	(147,379)	(29,398,813)	(35,940,608)	(1,318,845)	(2,094,013)	339,289	(3,432,204)
Contract owners’ equity beginning of period	475,742	623,121	220,056,209	255,996,817	5,858,817	7,952,830	27,451,305	30,883,509

Contract owners’ equity end of period	$410,807	475,742	190,657,396	220,056,209	4,539,972	5,858,817	27,790,594	27,451,305

CHANGES IN UNITS:
Beginning units	45,677	59,096	12,293,357	15,180,960	438,421	626,493	3,261,287	3,600,445
Units purchased	4,075	106	2,510,918	1,774,759	15,903	12,481	300,397	637,435
Units redeemed	(14,269)	(13,525)	(4,356,733)	(4,662,362)	(117,675)	(200,553)	(629,512)	(976,593)

Ending units	35,483	45,677	10,447,542	12,293,357	336,649	438,421	2,932,172	3,261,287

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$39,830	94,456	113,559	265,044	35,527	45,715	6,033	9,619
Realized gain (loss) on investments	(440,621)	265,374	(4,973,056)	(4,733,651)	71,212	77,194	25,146	28,116
Change in unrealized gain (loss) on investments	1,000,600	(1,395,427)	10,310,917	2,423,366	222,600	(143,231)	69,595	(60,306)
Reinvested capital gains	-	-	-	-	51,866	5,315	12,712	884

Net increase (decrease) in contract owners’ equity resulting from operations	599,809	(1,035,597)	5,451,420	(2,045,241)	381,205	(15,007)	113,486	(21,687)

Equity transactions:
Purchase payments received from contract owners (note 3)	40,012	58,777	861,151	836,394	101,200	39,061	26,796	123,063
Transfers between funds	(2,511,726)	4,029,646	(1,205,415)	(957,686)	728,177	970,111	129,707	69,079
Redemptions (note 3)	(288,580)	(738,160)	(3,954,065)	(7,443,131)	(463,412)	(602,968)	(200,100)	(266,857)
Annuity benefits	(999)	(2,050)	(113,109)	(108,139)	(1,826)	(1,837)	(1,168)	(1,170)
Contract maintenance charges (note 2)	(80)	(88)	(6,624)	(6,746)	(148)	(32)	(119)	(77)
Contingent deferred sales charges (note 2)	(881)	(1,047)	(19,205)	(33,150)	(229)	(619)	(1,999)	(771)
Adjustments to maintain reserves	(135)	(80)	(322)	(464)	(40)	(38)	(51)	(30)

Net equity transactions	(2,762,389)	3,346,998	(4,437,589)	(7,712,922)	363,722	403,678	(46,934)	(76,763)

Net change in contract owners’ equity	(2,162,580)	2,311,401	1,013,831	(9,758,163)	744,927	388,671	66,552	(98,450)
Contract owners’ equity beginning of period	5,435,586	3,124,185	39,753,319	49,511,482	4,400,981	4,012,310	1,017,972	1,116,422

Contract owners’ equity end of period	$3,273,006	5,435,586	40,767,150	39,753,319	5,145,908	4,400,981	1,084,524	1,017,972

CHANGES IN UNITS:
Beginning units	701,900	345,841	2,902,862	3,478,795	349,250	317,412	73,171	78,659
Units purchased	94,549	605,348	512,812	381,283	82,240	119,622	14,863	19,117
Units redeemed	(435,988)	(249,289)	(820,576)	(957,216)	(53,900)	(87,784)	(17,697)	(24,605)

Ending units	360,461	701,900	2,595,098	2,902,862	377,590	349,250	70,337	73,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$226,146	620,122	781,128	2,335,015	297,172	947,943	272,568	838,712
Realized gain (loss) on investments	163,471	(297,452)	(2,282,610)	(3,294,147)	(2,707,646)	(3,707,998)	(172,528)	(824,243)
Change in unrealized gain (loss) on investments	816,295	391,917	21,435,832	(1,491,985)	14,726,916	(752,315)	4,103,118	664,581
Reinvested capital gains	646,625	170,870	-	-	-	-	276,192	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,852,537	885,457	19,934,350	(2,451,117)	12,316,442	(3,512,370)	4,479,350	679,050

Equity transactions:
Purchase payments received from contract owners (note 3)	592,329	790,348	3,116,306	4,024,944	2,254,291	2,966,386	780,354	1,404,366
Transfers between funds	3,036,497	2,673,301	(3,535,321)	(5,112,383)	(2,600,800)	(4,665,571)	(1,083,453)	(1,358,547)
Redemptions (note 3)	(7,441,332)	(11,295,447)	(33,208,120)	(51,647,320)	(18,372,990)	(26,147,181)	(8,497,493)	(14,622,261)
Annuity benefits	(34,779)	(50,790)	(645,565)	(682,497)	(302,391)	(321,957)	(136,377)	(137,565)
Contract maintenance charges (note 2)	(1,052)	(1,150)	(11,658)	(11,936)	(13,764)	(15,337)	(3,225)	(3,656)
Contingent deferred sales charges (note 2)	(7,688)	(5,142)	(42,067)	(76,500)	(44,897)	(68,227)	(18,401)	(17,982)
Adjustments to maintain reserves	(471)	(12,089)	(4,518)	(7,139)	1,120	(3,252)	(46)	(116)

Net equity transactions	(3,856,496)	(7,900,969)	(34,330,943)	(53,512,831)	(19,079,431)	(28,255,139)	(8,958,641)	(14,735,761)

Net change in contract owners’ equity	(2,003,959)	(7,015,512)	(14,396,593)	(55,963,948)	(6,762,989)	(31,767,509)	(4,479,291)	(14,056,711)
Contract owners’ equity beginning of period	48,633,249	55,648,761	224,120,282	280,084,230	107,160,828	138,928,337	69,682,768	83,739,479

Contract owners’ equity end of period	$46,629,290	48,633,249	209,723,689	224,120,282	100,397,839	107,160,828	65,203,477	69,682,768

CHANGES IN UNITS:
Beginning units	3,695,621	4,288,835	15,869,278	19,697,426	7,590,233	9,585,870	4,970,184	6,041,482
Units purchased	714,789	629,719	658,854	823,638	219,608	446,203	248,024	389,239
Units redeemed	(1,001,266)	(1,222,933)	(3,001,619)	(4,651,786)	(1,510,328)	(2,441,840)	(869,344)	(1,460,537)

Ending units	3,409,144	3,695,621	13,526,513	15,869,278	6,299,513	7,590,233	4,348,864	4,970,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MCIF		SAM		NVMIG1		NVMIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(102,049)	(410,417)	(2,623,399)	(3,169,884)	30	32	(265,816)	109,834
Realized gain (loss) on investments	1,672,668	2,688,764	-	-	117	161	1,806,589	2,423,101
Change in unrealized gain (loss) on investments	6,565,448	(7,148,226)	-	-	5,294	(1,537)	5,322,966	(8,536,436)
Reinvested capital gains	6,418,782	1,642,981	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,554,849	(3,226,898)	(2,623,399)	(3,169,884)	5,441	(1,344)	6,863,739	(6,003,501)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,255,953	1,667,097	19,798,113	28,696,584	1,226	-	394,452	695,453
Transfers between funds	(6,343,905)	(2,965,487)	52,711,328	117,178,111	51,663	(416)	(1,735,951)	(1,738,541)
Redemptions (note 3)	(14,261,432)	(20,408,359)	(119,333,539)	(165,913,105)	-	-	(7,181,845)	(8,973,473)
Annuity benefits	(72,311)	(88,087)	(274,766)	(498,899)	-	-	(8,691)	(10,412)
Contract maintenance charges (note 2)	(2,439)	(2,853)	(3,940)	(4,366)	-	-	(1,447)	(1,580)
Contingent deferred sales charges (note 2)	(15,783)	(26,954)	(85,261)	(106,162)	-	-	(7,079)	(11,016)
Adjustments to maintain reserves	(628)	6,158	(11,356)	(10,419)	(12)	(2)	(524)	(474)

Net equity transactions	(19,440,545)	(21,818,485)	(47,199,421)	(20,658,256)	52,877	(418)	(8,541,085)	(10,040,043)

Net change in contract owners’ equity	(4,885,696)	(25,045,383)	(49,822,820)	(23,828,140)	58,318	(1,762)	(1,677,346)	(16,043,544)
Contract owners’ equity beginning of period	97,135,150	122,180,533	258,584,206	282,412,346	11,874	13,636	51,109,256	67,152,800

Contract owners’ equity end of period	$92,249,454	97,135,150	208,761,386	258,584,206	70,192	11,874	49,431,910	51,109,256

CHANGES IN UNITS:
Beginning units	3,748,165	4,548,842	21,235,532	22,936,653	870	896	6,118,224	7,207,413
Units purchased	163,045	476,348	12,995,450	26,242,335	3,675	96	159,785	283,029
Units redeemed	(847,992)	(1,277,025)	(16,888,179)	(27,943,456)	(57)	(122)	(1,111,521)	(1,372,218)

Ending units	3,063,218	3,748,165	17,342,803	21,235,532	4,488	870	5,166,488	6,118,224

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV2		GVDIV3		GVDIV6		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(23)	7	(71,638)	74,678	(6,320)	222	(169,232)	(315,475)
Realized gain (loss) on investments	(103)	(102)	(2,350,431)	(3,387,382)	(64,243)	(98,123)	723,827	634,688
Change in unrealized gain (loss) on investments	421	(337)	3,774,656	1,221,761	136,480	(386)	2,168,296	(1,250,747)
Reinvested capital gains	-	-	-	-	-	-	569,918	-

Net increase (decrease) in contract owners’ equity resulting from operations	295	(432)	1,352,587	(2,090,943)	65,917	(98,287)	3,292,809	(931,534)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	178,748	287,589	394	1,267	289,126	355,935
Transfers between funds	-	-	(327,222)	(830,746)	148	(1,522)	(800,871)	(1,620,023)
Redemptions (note 3)	14	14	(1,374,162)	(2,397,421)	(36,372)	(87,233)	(3,424,154)	(5,175,353)
Annuity benefits	(186)	(212)	-	-	(9,354)	(12,241)	(30,177)	(34,584)
Contract maintenance charges (note 2)	-	-	(466)	(593)	-	-	(1,439)	(1,417)
Contingent deferred sales charges (note 2)	-	-	(2,864)	(3,430)	(7)	(142)	(6,741)	(8,064)
Adjustments to maintain reserves	(1)	-	(365)	(115)	1,147	(24)	(1,590)	(6,862)

Net equity transactions	(173)	(198)	(1,526,331)	(2,944,716)	(44,044)	(99,895)	(3,975,846)	(6,490,368)

Net change in contract owners’ equity	122	(630)	(173,744)	(5,035,659)	21,873	(198,182)	(683,037)	(7,421,902)
Contract owners’ equity beginning of period	1,990	2,620	9,469,953	14,505,612	440,815	638,997	22,853,796	30,275,698

Contract owners’ equity end of period	$2,112	1,990	9,296,209	9,469,953	462,688	440,815	22,170,759	22,853,796

CHANGES IN UNITS:
Beginning units	195	212	712,738	905,151	32,579	39,415	2,538,927	3,235,185
Units purchased	1	1	124,783	76,046	2,676	1,054	263,513	398,659
Units redeemed	(17)	(18)	(233,589)	(268,459)	(4,805)	(7,890)	(658,816)	(1,094,917)

Ending units	179	195	603,932	712,738	30,450	32,579	2,143,624	2,538,927

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(9,002)	(12,585)	15,767	(7,632)	(19,498)	(30,113)	(956,816)	(1,096,454)
Realized gain (loss) on investments	38,399	73,672	(22,564)	(86,987)	131,244	182,814	5,719,988	7,617,033
Change in unrealized gain (loss) on investments	30,395	(83,249)	1,168,951	(894,703)	379,900	(543,243)	(1,331,738)	(11,580,475)
Reinvested capital gains	12,892	-	-	282,809	-	118,986	7,806,377	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,684	(22,162)	1,162,154	(706,513)	491,646	(271,556)	11,237,811	(5,059,896)

Equity transactions:
Purchase payments received from contract owners (note 3)	37,633	(18,101)	131,875	191,886	10,813	8,550	1,168,127	1,609,747
Transfers between funds	(35,569)	(149,711)	388,586	(136,524)	(69,447)	(515,390)	(3,693,233)	(5,413,692)
Redemptions (note 3)	(103,768)	(157,116)	(1,576,981)	(1,744,115)	(649,864)	(558,297)	(13,563,970)	(18,166,884)
Annuity benefits	(610)	(603)	(388)	(534)	(14,327)	(6,468)	(72,894)	(71,854)
Contract maintenance charges (note 2)	-	-	(168)	(229)	(16)	(20)	(3,367)	(3,417)
Contingent deferred sales charges (note 2)	(86)	-	(1,295)	(2,000)	(57)	(268)	(17,439)	(27,643)
Adjustments to maintain reserves	(35,876)	(23)	(324)	(542)	37,699	(134)	25,214	(600)

Net equity transactions	(138,276)	(325,554)	(1,058,695)	(1,692,058)	(685,199)	(1,072,027)	(16,157,562)	(22,074,343)

Net change in contract owners’ equity	(65,592)	(347,716)	103,459	(2,398,571)	(193,553)	(1,343,583)	(4,919,751)	(27,134,239)
Contract owners’ equity beginning of period	540,280	887,996	7,854,560	10,253,131	3,315,398	4,658,981	85,145,114	112,279,353

Contract owners’ equity end of period	$474,688	540,280	7,958,019	7,854,560	3,121,845	3,315,398	80,225,363	85,145,114

CHANGES IN UNITS:
Beginning units	62,261	97,408	806,019	978,492	390,315	510,297	9,057,308	11,324,227
Units purchased	189	435	193,239	233,184	4,095	4,979	242,930	566,102
Units redeemed	(14,548)	(35,582)	(297,885)	(405,657)	(86,601)	(124,961)	(1,794,553)	(2,833,021)

Ending units	47,902	62,261	701,373	806,019	307,809	390,315	7,505,685	9,057,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG2		NVMMV2		SCGF		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(76,776)	(88,355)	(46,627)	(245,423)	(267,591)	(312,143)	(6,447)	(8,626)
Realized gain (loss) on investments	388,477	685,093	2,569,169	3,359,910	898,874	(985,030)	4,938	(2,753)
Change in unrealized gain (loss) on investments	(102,103)	(957,891)	159,150	(5,489,242)	2,131,203	767,695	41,495	2,368
Reinvested capital gains	547,237	-	5,672,390	274,952	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	756,835	(361,153)	8,354,082	(2,099,803)	2,762,486	(529,478)	39,986	(9,011)

Equity transactions:
Purchase payments received from contract owners (note 3)	50,940	113,576	702,057	834,915	430,837	459,657	-	853
Transfers between funds	(312,927)	(1,260,854)	(2,164,846)	(2,655,023)	(1,181,060)	(1,143,829)	25,418	(25,760)
Redemptions (note 3)	(677,750)	(664,660)	(9,342,860)	(11,658,201)	(3,659,959)	(5,080,333)	(121,724)	(99,481)
Annuity benefits	-	-	(22,114)	(20,566)	(7,887)	(8,498)	(32)	(32)
Contract maintenance charges (note 2)	-	-	(1,336)	(1,500)	(891)	(970)	-	-
Contingent deferred sales charges (note 2)	-	-	(8,992)	(16,009)	(3,104)	(6,668)	(108)	(63)
Adjustments to maintain reserves	(70)	(80)	(723)	(302)	(552)	(688)	(41)	(42)

Net equity transactions	(939,807)	(1,812,018)	(10,838,814)	(13,516,686)	(4,422,616)	(5,781,329)	(96,487)	(124,525)

Net change in contract owners’ equity	(182,972)	(2,173,171)	(2,484,732)	(15,616,489)	(1,660,130)	(6,310,807)	(56,501)	(133,536)
Contract owners’ equity beginning of period	5,872,533	8,045,704	60,158,103	75,774,592	23,771,210	30,082,017	374,626	508,162

Contract owners’ equity end of period	$5,689,561	5,872,533	57,673,371	60,158,103	22,111,080	23,771,210	318,125	374,626

CHANGES IN UNITS:
Beginning units	641,306	828,610	6,072,780	7,386,826	1,683,899	2,093,550	39,878	52,561
Units purchased	25,644	44,535	134,230	311,157	149,307	423,172	2,588	2,044
Units redeemed	(117,900)	(231,839)	(1,145,690)	(1,625,203)	(436,377)	(832,823)	(12,014)	(14,727)

Ending units	549,050	641,306	5,061,320	6,072,780	1,396,829	1,683,899	30,452	39,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCVF2		SCF		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(290,000)	(715,822)	(10,690)	(15,315)	(907,477)	(620,048)	(31,776)	(28,847)
Realized gain (loss) on investments	(2,415,600)	(3,384,670)	19,474	(84,476)	(5,816,670)	(7,073,506)	(81,912)	(310,641)
Change in unrealized gain (loss) on investments	19,379,035	(2,265,549)	132,737	35,117	19,453,972	637,574	324,374	206,915
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,673,435	(6,366,041)	141,521	(64,674)	12,729,825	(7,055,980)	210,686	(132,573)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,088,900	1,427,244	923	2,877	885,343	1,315,658	(1)	6,127
Transfers between funds	(3,924,376)	(4,543,260)	(24,517)	(192,117)	(4,005,654)	(5,913,682)	(7,027)	(56,810)
Redemptions (note 3)	(13,822,451)	(19,543,830)	(191,407)	(190,594)	(13,453,715)	(18,153,976)	(226,367)	(805,481)
Annuity benefits	(43,183)	(46,368)	(90)	(87)	(49,169)	(58,675)	-	-
Contract maintenance charges (note 2)	(2,236)	(3,284)	-	-	(2,625)	(3,215)	-	-
Contingent deferred sales charges (note 2)	(11,703)	(26,769)	(4)	(168)	(11,786)	(25,414)	(2)	(346)
Adjustments to maintain reserves	(1,102)	584	(9)	(26)	(45,772)	146	(69)	18

Net equity transactions	(16,716,151)	(22,735,683)	(215,104)	(380,115)	(16,683,378)	(22,839,158)	(233,466)	(856,492)

Net change in contract owners’ equity	(42,716)	(29,101,724)	(73,583)	(444,789)	(3,953,553)	(29,895,138)	(22,780)	(989,065)
Contract owners’ equity beginning of period	93,771,708	122,873,432	840,302	1,285,091	95,007,696	124,902,834	1,690,573	2,679,638

Contract owners’ equity end of period	$93,728,992	93,771,708	766,719	840,302	91,054,143	95,007,696	1,667,793	1,690,573

CHANGES IN UNITS:
Beginning units	3,501,538	4,308,309	67,112	95,306	3,983,163	4,900,621	123,033	180,903
Units purchased	86,600	164,509	2,146	2,327	103,072	150,134	1,937	7,376
Units redeemed	(654,420)	(971,280)	(17,500)	(30,521)	(749,354)	(1,067,592)	(17,709)	(65,246)

Ending units	2,933,718	3,501,538	51,758	67,112	3,336,881	3,983,163	107,261	123,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$843,565	2,026,721	7,765	53,424	(1,706,436)	(1,964,559)	(132,571)	(157,708)
Realized gain (loss) on investments	2,472,953	888,970	77,263	63,521	6,894,095	1,310,954	269,309	52,173
Change in unrealized gain (loss) on investments	3,209,477	(43,706)	160,584	(71,371)	57,222,440	(13,123,827)	1,320,959	(327,551)
Reinvested capital gains	-	-	-	-	-	1,506,699	-	38,300

Net increase (decrease) in contract owners’ equity resulting from operations	6,525,995	2,871,985	245,612	45,574	62,410,099	(12,270,733)	1,457,697	(394,786)

Equity transactions:
Purchase payments received from contract owners (note 3)	703,500	954,086	294,528	77,210	3,980,551	6,197,485	128,935	26,774
Transfers between funds	3,527,046	(1,618,783)	(750,669)	(2,352,960)	(17,637,828)	(39,340,123)	(238,390)	(964,564)
Redemptions (note 3)	(9,230,802)	(11,781,456)	(1,899,443)	(2,704,368)	(57,562,095)	(77,721,255)	(2,359,041)	(2,181,441)
Annuity benefits	(32,011)	(32,119)	(47,086)	(49,821)	(345,874)	(372,805)	(7,414)	(7,164)
Contract maintenance charges (note 2)	(575)	(641)	(159)	(135)	(13,604)	(14,688)	-	-
Contingent deferred sales charges (note 2)	(8,642)	(12,235)	(2,886)	(1,718)	(53,591)	(91,327)	(928)	(1,013)
Adjustments to maintain reserves	(689)	3,782	(176)	(228)	(4,872)	3,092	(1)	130

Net equity transactions	(5,042,173)	(12,487,366)	(2,405,891)	(5,032,020)	(71,637,313)	(111,339,621)	(2,476,839)	(3,127,278)

Net change in contract owners’ equity	1,483,822	(9,615,381)	(2,160,279)	(4,986,446)	(9,227,214)	(123,610,354)	(1,019,142)	(3,522,064)
Contract owners’ equity beginning of period	60,776,777	70,392,158	11,073,362	16,059,808	376,349,356	499,959,710	9,366,255	12,888,319

Contract owners’ equity end of period	$62,260,599	60,776,777	8,913,083	11,073,362	367,122,142	376,349,356	8,347,113	9,366,255

CHANGES IN UNITS:
Beginning units	3,529,900	4,263,225	998,649	1,469,186	27,561,260	35,443,657	708,208	934,222
Units purchased	624,672	660,832	123,223	422,215	589,116	896,751	16,251	8,761
Units redeemed	(894,459)	(1,394,157)	(339,208)	(892,752)	(5,260,485)	(8,779,148)	(182,541)	(234,775)

Ending units	3,260,113	3,529,900	782,664	998,649	22,889,891	27,561,260	541,918	708,208

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVTIV3		EIF		NVRE1		ALVGIB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	56,090	61,610	9,783	37,080	(98,073)	(254,250)	(6,809)	(9,806)
Realized gain (loss) on investments		(96,155)	112,098	2,028,516	1,737,840	6,678,302	6,371,540	(62,940)	(93,990)
Change in unrealized gain (loss) on investments		564,600	(705,320)	1,686,887	(2,512,355)	(2,156,379)	(1,385,093)	255,934	169,396
Reinvested capital gains		58,833	3,935	-	-	8,596,787	398,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		583,368	(527,677)	3,725,186	(737,435)	13,020,637	5,130,530	186,185	65,600

Equity transactions:
Purchase payments received from contract owners (note 3)		58,102	153,471	310,451	373,266	903,154	1,274,330	30	-
Transfers between funds		806,951	252,644	(498,525)	684,950	(1,536,515)	(1,248,985)	42,873	(50,391)
Redemptions (note 3)		(486,782)	(560,553)	(3,154,321)	(5,002,889)	(13,210,987)	(17,107,749)	(235,857)	(179,669)
Annuity benefits		-	-	(36,177)	(37,476)	(49,385)	(43,355)	-	-
Contract maintenance charges (note 2)		(549)	(630)	(1,342)	(1,145)	(2,891)	(2,967)	-	-
Contingent deferred sales charges (note 2)		(2,022)	(1,977)	(5,889)	(6,263)	(15,031)	(25,603)	-	-
Adjustments to maintain reserves		(227)	(48)	(753)	(1,703)	(1,139)	(860)	(61)	(43)

Net equity transactions		375,473	(157,093)	(3,386,556)	(3,991,260)	(13,912,794)	(17,155,189)	(193,015)	(230,103)

Net change in contract owners’ equity		958,841	(684,770)	338,630	(4,728,695)	(892,157)	(12,024,659)	(6,830)	(164,503)
Contract owners’ equity beginning of period		3,140,657	3,825,427	22,720,156	27,448,851	93,335,814	105,360,473	1,283,870	1,448,373

Contract owners’ equity end of period	$	4,099,498	3,140,657	23,058,786	22,720,156	92,443,657	93,335,814	1,277,040	1,283,870

CHANGES IN UNITS:
Beginning units		266,383	281,143	1,921,900	2,221,826	9,422,684	11,210,732	118,845	139,314
Units purchased		92,312	115,920	197,108	405,612	954,998	1,053,802	9,691	3,378
Units redeemed		(64,571)	(130,680)	(475,094)	(705,538)	(2,233,203)	(2,841,850)	(25,560)	(23,847)

Ending units		294,124	266,383	1,643,914	1,921,900	8,144,479	9,422,684	102,976	118,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ALVPGB		ALVSVB		ACVIG		ACVIG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(18,763)	(24,010)	(86,127)	(112,991)	535,392	257,200	(1,109)	(7,967)
Realized gain (loss) on investments		18,259	43,051	151,342	313,846	(216,697)	(383,192)	(52,504)	(56,407)
Change in unrealized gain (loss) on investments		149,484	(85,395)	874,154	(1,299,380)	6,857,406	1,468,022	181,032	89,283
Reinvested capital gains		-	-	240,873	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		148,980	(66,354)	1,180,242	(1,098,525)	7,176,101	1,342,030	127,419	24,909

Equity transactions:
Purchase payments received from contract owners (note 3)		4,802	3,762	193,660	134,518	695,536	923,946	35,048	675
Transfers between funds		(6,045)	(130,400)	(544,326)	30,964	145,281	(1,629,248)	17,981	(128,985)
Redemptions (note 3)		(216,322)	(366,022)	(1,519,801)	(1,571,546)	(9,003,443)	(10,540,728)	(249,371)	(335,113)
Annuity benefits		-	-	(34,444)	(36,212)	(22,598)	(25,290)	(403)	(381)
Contract maintenance charges (note 2)		-	-	(43)	(46)	(1,612)	(1,754)	-	-
Contingent deferred sales charges (note 2)		-	(49)	(570)	(1,049)	(7,873)	(12,699)	-	(241)
Adjustments to maintain reserves		(1,278)	(60)	(266)	(491)	(1,003)	125	51	42

Net equity transactions		(218,843)	(492,769)	(1,905,790)	(1,443,862)	(8,195,712)	(11,285,648)	(196,694)	(464,003)

Net change in contract owners’ equity		(69,863)	(559,123)	(725,548)	(2,542,387)	(1,019,611)	(9,943,618)	(69,275)	(439,094)
Contract owners’ equity beginning of period		1,049,090	1,608,213	7,773,755	10,316,142	55,966,800	65,910,418	1,072,863	1,511,957

Contract owners’ equity end of period	$	979,227	1,049,090	7,048,207	7,773,755	54,947,189	55,966,800	1,003,588	1,072,863

CHANGES IN UNITS:
Beginning units		104,755	151,328	630,824	751,905	4,001,635	4,808,008	97,513	139,202
Units purchased		1,774	1,759	105,235	313,422	299,825	204,792	5,377	1,673
Units redeemed		(21,524)	(48,332)	(237,479)	(434,503)	(815,071)	(1,011,165)	(21,518)	(43,362)

Ending units		85,005	104,755	498,580	630,824	3,486,389	4,001,635	81,372	97,513

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVIP2		ACVI		ACVI3		ACVMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$910,398	1,877,992	(3,233)	5,225	(922)	(421)	101,547	29,066
Realized gain (loss) on investments	1,795,963	817,750	14,324	170,437	6,556	4,662	397,125	1,084,722
Change in unrealized gain (loss) on investments	(10,111)	2,995,849	265,670	(413,572)	15,255	(23,951)	489,954	(1,663,985)
Reinvested capital gains	1,625,515	770,397	-	-	-	-	648,586	306,319

Net increase (decrease) in contract owners’ equity resulting from operations	4,321,765	6,461,988	276,761	(237,910)	20,889	(19,710)	1,637,212	(243,878)

Equity transactions:
Purchase payments received from contract owners (note 3)	798,686	1,159,003	193,303	251,891	(250)	2,517	97,307	304,285
Transfers between funds	903,784	11,720,137	(271,145)	(125,582)	(2,162)	2,632	(206,989)	2,072,247
Redemptions (note 3)	(9,557,966)	(12,191,461)	(260,286)	(446,565)	(20,878)	(19,268)	(1,250,736)	(1,808,930)
Annuity benefits	(156,267)	(140,570)	(1,362)	(2,381)	(589)	(631)	-	-
Contract maintenance charges (note 2)	(550)	(945)	-	-	(12)	(17)	(383)	(400)
Contingent deferred sales charges (note 2)	(5,758)	(13,812)	(1,156)	(1,689)	-	(12)	(1,889)	(2,362)
Adjustments to maintain reserves	(699)	(1,410)	173	(303)	100	94	(221)	409

Net equity transactions	(8,018,770)	530,942	(340,473)	(324,629)	(23,791)	(14,685)	(1,362,911)	565,249

Net change in contract owners’ equity	(3,697,005)	6,992,930	(63,712)	(562,539)	(2,902)	(34,395)	274,301	321,371
Contract owners’ equity beginning of period	72,925,370	65,932,440	1,579,777	2,142,316	119,717	154,112	11,406,526	11,085,155

Contract owners’ equity end of period	$69,228,365	72,925,370	1,516,065	1,579,777	116,815	119,717	11,680,827	11,406,526

CHANGES IN UNITS:
Beginning units	4,977,859	4,962,733	111,870	131,890	9,402	10,476	958,698	914,061
Units purchased	974,156	2,096,334	8,889	15,186	76	1,379	133,130	481,355
Units redeemed	(1,508,101)	(2,081,208)	(31,115)	(35,206)	(1,834)	(2,453)	(239,911)	(436,718)

Ending units	4,443,914	4,977,859	89,644	111,870	7,644	9,402	851,917	958,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVMV2		ACVU1		ACVV		DVSCS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$715	(2,933)	(1,263)	(4,264)	16,322	20,217	(169,538)	(125,533)
Realized gain (loss) on investments	(1,225)	(5,987)	69,989	2,350	24,153	(98,591)	1,924,971	2,728,537
Change in unrealized gain (loss) on investments	34,389	(19,760)	(17,278)	603	226,680	69,265	776,328	(2,794,290)
Reinvested capital gains	24,077	14,005	-	-	-	-	847,920	64,997

Net increase (decrease) in contract owners’ equity resulting from operations	57,956	(14,675)	51,448	(1,311)	267,155	(9,109)	3,379,681	(126,289)

Equity transactions:
Purchase payments received from contract owners (note 3)	659	(1)	200	-	194,317	283,489	593,916	389,510
Transfers between funds	(23,760)	(11,582)	(264,696)	-	(96,126)	51,653	(656,004)	1,197,689
Redemptions (note 3)	(18,432)	(14,583)	(8,595)	(9,173)	(434,596)	(519,359)	(3,220,861)	(4,103,472)
Annuity benefits	(31,185)	(41,451)	-	-	(23)	-	(39,262)	(43,337)
Contract maintenance charges (note 2)	-	-	-	-	1	-	(1,327)	(1,123)
Contingent deferred sales charges (note 2)	-	(230)	-	-	(811)	(2,185)	(4,469)	(8,800)
Adjustments to maintain reserves	(1,105)	(7)	4	-	670	6,858	(393)	(604)

Net equity transactions	(73,823)	(67,854)	(273,087)	(9,173)	(336,568)	(179,544)	(3,328,400)	(2,570,137)

Net change in contract owners’ equity	(15,867)	(82,529)	(221,639)	(10,484)	(69,413)	(188,653)	51,281	(2,696,426)
Contract owners’ equity beginning of period	461,157	543,686	235,497	245,981	2,139,747	2,328,400	24,365,231	27,061,657

Contract owners’ equity end of period	$445,290	461,157	13,858	235,497	2,070,334	2,139,747	24,416,512	24,365,231

CHANGES IN UNITS:
Beginning units	33,862	38,845	22,767	23,615	108,358	117,661	1,559,234	1,716,152
Units purchased	1,614	469	83,223	-	9,047	9,426	303,818	460,476
Units redeemed	(7,031)	(5,452)	(104,793)	(848)	(25,141)	(18,729)	(497,921)	(617,394)

Ending units	28,445	33,862	1,197	22,767	92,264	108,358	1,365,131	1,559,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DCAP		DCAPS		DSC		DVIV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,724,538	342,974	16,599	(3,693)	(399)	(561)	1,571	1,033
Realized gain (loss) on investments	414,890	85,675	(5,431)	(16,797)	2,316	9,281	(11,928)	(9,243)
Change in unrealized gain (loss) on investments	3,755,580	4,286,498	92,804	123,769	5,079	(17,463)	18,475	(12,247)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,895,008	4,715,147	103,972	103,279	6,996	(8,743)	8,118	(20,457)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,340,875	1,166,023	752	11,181	1,487	1,527	-	-
Transfers between funds	4,071,721	8,106,920	14,960	59,391	(52)	(4,078)	-	-
Redemptions (note 3)	(9,344,431)	(10,539,930)	(310,355)	(422,935)	(23,213)	(35,309)	(32,018)	(13,843)
Annuity benefits	(50,007)	(49,836)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,296)	(1,333)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,633)	(13,194)	(1,447)	(140)	-	(15)	-	-
Adjustments to maintain reserves	(1,225)	(1,032)	(27)	(91)	(5)	(22)	11	(6)

Net equity transactions	(3,997,996)	(1,332,382)	(296,117)	(352,594)	(21,783)	(37,897)	(32,007)	(13,849)

Net change in contract owners’ equity	1,897,012	3,382,765	(192,145)	(249,315)	(14,787)	(46,640)	(23,889)	(34,306)
Contract owners’ equity beginning of period	63,996,709	60,613,944	1,372,470	1,621,785	46,165	92,805	83,013	117,319

Contract owners’ equity end of period	$65,893,721	63,996,709	1,180,325	1,372,470	31,378	46,165	59,124	83,013

CHANGES IN UNITS:
Beginning units	3,822,632	3,905,064	111,004	139,376	4,774	8,165	6,452	7,345
Units purchased	831,000	955,974	7,733	24,296	136	3,109	-	-
Units redeemed	(1,021,974)	(1,038,406)	(30,382)	(52,668)	(2,170)	(6,500)	(2,394)	(893)

Ending units	3,631,658	3,822,632	88,355	111,004	2,740	4,774	4,058	6,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FCA2S		FHIBS		FQB		FQBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,239)	(7,839)	114,353	164,554	3,390,985	5,358,032	86,270	172,771
Realized gain (loss) on investments	15,559	17,114	170,875	3,592	801,143	(374,374)	36,114	47,082
Change in unrealized gain (loss) on investments	3,694	(48,939)	(31,484)	(88,808)	4,929,705	(3,322,361)	187,425	(197,055)
Reinvested capital gains	25,080	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,094	(39,664)	253,744	79,338	9,121,833	1,661,297	309,809	22,798

Equity transactions:
Purchase payments received from contract owners (note 3)	1,405	675	15,589	6,333	983,919	1,238,389	39,624	3,834
Transfers between funds	(14,952)	(5,072)	99,560	174,040	(1,840,287)	(2,740,212)	(160,050)	170,113
Redemptions (note 3)	(193,574)	(66,878)	(430,668)	(586,768)	(15,430,596)	(23,850,354)	(707,007)	(1,442,566)
Annuity benefits	-	-	(207)	(197)	(73,399)	(75,309)	(712)	(707)
Contract maintenance charges (note 2)	-	-	-	-	(1,383)	(1,559)	-	-
Contingent deferred sales charges (note 2)	(1,151)	-	(55)	(709)	(8,812)	(21,429)	(52)	(307)
Adjustments to maintain reserves	(41)	(9)	31	(93)	3,233	(668)	91	31

Net equity transactions	(208,313)	(71,284)	(315,750)	(407,394)	(16,367,325)	(25,451,142)	(828,106)	(1,269,602)

Net change in contract owners’ equity	(171,219)	(110,948)	(62,006)	(328,056)	(7,245,492)	(23,789,845)	(518,297)	(1,246,804)
Contract owners’ equity beginning of period	496,562	607,510	2,243,055	2,571,111	113,296,268	137,086,113	4,546,619	5,793,423

Contract owners’ equity end of period	$325,343	496,562	2,181,049	2,243,055	106,050,776	113,296,268	4,028,322	4,546,619

CHANGES IN UNITS:
Beginning units	50,099	56,848	131,217	154,353	6,746,552	8,254,166	345,820	439,803
Units purchased	543	217	14,097	19,131	588,019	434,428	10,851	22,351
Units redeemed	(20,401)	(6,966)	(31,769)	(42,267)	(1,510,621)	(1,942,042)	(71,893)	(116,334)

Ending units	30,241	50,099	113,545	131,217	5,823,950	6,746,552	284,778	345,820

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVSS2		FCS		FNRS2		FEIS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,755)	(10,661)	16,594	(28,580)	(98,065)	(107,199)	3,838,618	2,746,479
Realized gain (loss) on investments	(3)	(74,130)	(212,329)	(48,752)	3,216,148	149,367	(8,047,487)	(10,102,212)
Change in unrealized gain (loss) on investments	179,512	(4,746)	1,838,899	(345,175)	(2,547,635)	(2,095,750)	22,821,298	7,362,541
Reinvested capital gains	-	-	-	-	-	-	13,681,559	-

Net increase (decrease) in contract owners’ equity resulting from operations	168,754	(89,537)	1,643,164	(422,507)	570,448	(2,053,582)	32,293,988	6,808

Equity transactions:
Purchase payments received from contract owners (note 3)	5,872	7,326	1,129,890	1,490,643	465,590	892,351	2,726,839	3,068,096
Transfers between funds	(49,833)	(71,052)	(145,076)	(112,961)	(3,411,903)	706,885	(4,186,518)	(6,559,943)
Redemptions (note 3)	(237,389)	(153,561)	(1,825,205)	(3,123,499)	(3,435,503)	(4,080,751)	(35,093,679)	(39,639,507)
Annuity benefits	-	-	(132)	5	(23,851)	(18,867)	(149,559)	(158,222)
Contract maintenance charges (note 2)	-	-	(25)	(18)	(976)	(1,034)	(3,748)	(4,244)
Contingent deferred sales charges (note 2)	(14)	(23)	(7,154)	(15,503)	(6,094)	(7,273)	(26,384)	(43,717)
Adjustments to maintain reserves	(22)	(65)	(917)	3,634	(643)	(1,639)	1,036	779

Net equity transactions	(281,386)	(217,375)	(848,619)	(1,757,699)	(6,413,380)	(2,510,328)	(36,732,013)	(43,336,758)

Net change in contract owners’ equity	(112,632)	(306,912)	794,545	(2,180,206)	(5,842,932)	(4,563,910)	(4,438,025)	(43,329,950)
Contract owners’ equity beginning of period	769,295	1,076,207	11,188,582	13,368,788	22,514,971	27,078,881	215,838,261	259,168,211

Contract owners’ equity end of period	$656,663	769,295	11,983,127	11,188,582	16,672,039	22,514,971	211,400,236	215,838,261

CHANGES IN UNITS:
Beginning units	61,512	76,877	545,334	627,694	2,263,082	2,554,064	14,580,614	17,468,381
Units purchased	473	2,384	21,758	34,215	459,261	1,124,827	494,088	776,189
Units redeemed	(19,766)	(17,749)	(59,392)	(116,575)	(1,109,928)	(1,415,809)	(2,752,326)	(3,663,956)

Ending units	42,219	61,512	507,700	545,334	1,612,415	2,263,082	12,322,376	14,580,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FEI2		FF10S		FF10S2		FF20S
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$43,630	14,618	55,232	102,254	(173)	(191)	88,078	76,646
Realized gain (loss) on investments	(328,302)	(480,890)	707,535	(1,073)	1,108	482	396,337	(77,005)
Change in unrealized gain (loss) on investments	672,548	435,445	87,569	(329,188)	3,250	(1,912)	408,979	(239,459)
Reinvested capital gains	312,136	-	144,611	53,279	853	298	112,591	31,484

Net increase (decrease) in contract owners’ equity resulting from operations	700,012	(30,827)	994,947	(174,728)	5,038	(1,323)	1,005,985	(208,334)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,035	9,148	116,098	94,913	27	-	490,083	308,712
Transfers between funds	(50,780)	(234,502)	352,617	2,595,734	10,730	-	1,631,053	926,685
Redemptions (note 3)	(1,071,802)	(1,422,519)	(1,730,265)	(1,575,444)	(3,874)	(2,836)	(1,233,940)	(1,246,588)
Annuity benefits	-	-	(7,185)	(8,393)	(5,808)	(5,798)	(5,132)	(7,730)
Contract maintenance charges (note 2)	-	-	(107)	(109)	-	-	(909)	(971)
Contingent deferred sales charges (note 2)	(524)	(1,330)	(682)	(2,753)	-	-	(14,606)	(8,254)
Adjustments to maintain reserves	(118)	42	(151)	(180)	1	-	(173)	(529)

Net equity transactions	(1,091,189)	(1,649,161)	(1,269,675)	1,103,768	1,076	(8,634)	866,376	(28,675)

Net change in contract owners’ equity	(391,177)	(1,679,988)	(274,728)	929,040	6,114	(9,957)	1,872,361	(237,009)
Contract owners’ equity beginning of period	5,066,400	6,746,388	10,348,481	9,419,441	56,041	65,998	8,233,917	8,470,926

Contract owners’ equity end of period	$4,675,223	5,066,400	10,073,753	10,348,481	62,155	56,041	10,106,278	8,233,917

CHANGES IN UNITS:
Beginning units	459,405	604,329	915,875	819,834	4,823	5,528	763,176	767,233
Units purchased	12,564	14,050	171,430	328,846	830	19	214,020	176,359
Units redeemed	(103,101)	(158,974)	(281,633)	(232,805)	(789)	(724)	(140,657)	(180,416)

Ending units	368,868	459,405	805,672	915,875	4,864	4,823	836,539	763,176

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FF20S2		FF30S		FF30S2		FGOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(205)	(74)	59,024	64,930	816	1,299	(6,798)	(7,455)
Realized gain (loss) on investments	(722)	(1,340)	275,876	163,154	18,397	(36,619)	57,271	(15,374)
Change in unrealized gain (loss) on investments	13,537	(3,449)	472,428	(530,600)	16,310	22,152	65,438	31,851
Reinvested capital gains	1,627	518	59,084	18,769	2,764	944	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,237	(4,345)	866,412	(283,747)	38,287	(12,224)	115,911	9,022

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	294,919	164,435	(47)	-	63,690	54,183
Transfers between funds	-	-	212,562	2,380,020	(9,222)	6,046	335,460	67,496
Redemptions (note 3)	(3,493)	(6,068)	(907,756)	(1,136,635)	(18,154)	(19,316)	(187,235)	(207,032)
Annuity benefits	(8,354)	(8,477)	-	-	(15,287)	(26,389)	-	-
Contract maintenance charges (note 2)	-	16	(1,559)	(1,555)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(9,503)	(5,346)	-	-	(535)	(1,138)
Adjustments to maintain reserves	-	(2)	(130)	(133)	(995)	(4)	(322)	344

Net equity transactions	(11,847)	(14,531)	(411,467)	1,400,786	(43,705)	(39,663)	211,058	(86,147)

Net change in contract owners’ equity	2,390	(18,876)	454,945	1,117,039	(5,418)	(51,887)	326,969	(77,125)
Contract owners’ equity beginning of period	134,787	153,663	6,195,674	5,078,635	311,288	363,175	650,728	727,853

Contract owners’ equity end of period	$137,177	134,787	6,650,619	6,195,674	305,870	311,288	977,697	650,728

CHANGES IN UNITS:
Beginning units	11,497	12,701	605,991	478,176	26,670	29,732	65,159	73,468
Units purchased	72	80	112,785	337,220	166	18,507	38,961	8,176
Units redeemed	(1,015)	(1,284)	(149,320)	(209,405)	(3,743)	(21,569)	(21,072)	(16,485)

Ending units	10,554	11,497	569,456	605,991	23,093	26,670	83,048	65,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGS		FG2		FHIS		FHISR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,007,739)	(1,479,552)	(35,698)	(44,928)	2,008,375	2,673,799	2,992,861	3,565,022
Realized gain (loss) on investments	10,496,309	11,048,936	158,906	110,329	(1,084,976)	(1,629,820)	(132,703)	3,075,554
Change in unrealized gain (loss) on investments	10,705,775	(11,192,664)	160,312	(108,371)	4,724,097	522,628	3,437,949	(4,607,318)
Reinvested capital gains	-	600,523	-	9,111	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,194,345	(1,022,757)	283,520	(33,859)	5,647,496	1,566,607	6,298,107	2,033,258

Equity transactions:
Purchase payments received from contract owners (note 3)	2,549,727	3,664,485	12,193	17,132	179,848	208,033	938,889	875,536
Transfers between funds	(6,389,785)	(241,583)	(133,067)	36,903	(1,502,004)	(2,018,443)	3,246,988	(892,666)
Redemptions (note 3)	(23,342,846)	(27,823,174)	(280,073)	(501,473)	(6,725,622)	(10,603,795)	(5,183,042)	(6,873,996)
Annuity benefits	(83,929)	(91,879)	-	-	(15,405)	(15,182)	-	-
Contract maintenance charges (note 2)	(6,863)	(7,435)	-	-	(557)	(630)	(305)	(287)
Contingent deferred sales charges (note 2)	(19,724)	(36,628)	(154)	(481)	(2,809)	(7,803)	(3,189)	(5,596)
Adjustments to maintain reserves	(3,562)	(662)	(45)	(37)	(1,174)	(244)	(463)	(381)

Net equity transactions	(27,296,982)	(24,536,876)	(401,146)	(447,956)	(8,067,723)	(12,438,064)	(1,001,122)	(6,897,390)

Net change in contract owners’ equity	(7,102,637)	(25,559,633)	(117,626)	(481,815)	(2,420,227)	(10,871,457)	5,296,985	(4,864,132)
Contract owners’ equity beginning of period	154,981,265	180,540,898	2,294,256	2,776,071	47,085,523	57,956,980	59,333,297	64,197,429

Contract owners’ equity end of period	$147,878,628	154,981,265	2,176,630	2,294,256	44,665,296	47,085,523	64,630,282	59,333,297

CHANGES IN UNITS:
Beginning units	11,526,597	13,259,948	224,696	266,660	3,441,039	4,355,171	4,959,858	5,516,431
Units purchased	595,238	1,397,865	17,152	9,507	12,158	21,961	3,762,009	4,144,213
Units redeemed	(2,426,078)	(3,131,216)	(52,100)	(51,471)	(563,875)	(936,093)	(3,931,896)	(4,700,786)

Ending units	9,695,757	11,526,597	189,748	224,696	2,889,322	3,441,039	4,789,971	4,959,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBS		FMCS		FMC2		FOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$622,054	1,273,942	(235,750)	(457,384)	(89,540)	(137,225)	104,879	24,194
Realized gain (loss) on investments	1,596,311	858,832	1,779,111	656,225	(22,415)	(41,461)	158,806	523,375
Change in unrealized gain (loss) on investments	(1,032,107)	(86,490)	434,115	(5,614,047)	352,842	(731,892)	2,295,233	(3,930,486)
Reinvested capital gains	1,614,466	1,819,183	2,677,468	71,098	472,090	11,506	48,050	37,957

Net increase (decrease) in contract owners’ equity resulting from operations	2,800,724	3,865,467	4,654,944	(5,344,108)	712,977	(899,072)	2,606,968	(3,344,960)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,116,534	858,884	821,888	870,715	14,413	31,338	96,961	73,690
Transfers between funds	134,219	(2,213,864)	(3,168,250)	(3,823,575)	(60,806)	(217,936)	(661,647)	(951,589)
Redemptions (note 3)	(9,077,942)	(12,309,626)	(5,665,934)	(7,442,249)	(653,761)	(1,847,496)	(1,785,026)	(2,873,589)
Annuity benefits	(94,958)	(131,692)	(368)	(386)	(83,330)	(97,858)	(7,862)	(8,133)
Contract maintenance charges (note 2)	(1,587)	(1,736)	(1,092)	(1,180)	(115)	-	(103)	(111)
Contingent deferred sales charges (note 2)	(9,936)	(13,557)	(9,348)	(9,364)	(165)	(1,195)	(625)	(1,512)
Adjustments to maintain reserves	1,452	(567)	(370)	880	(778)	341	(41,917)	125

Net equity transactions	(7,932,218)	(13,812,158)	(8,023,474)	(10,405,159)	(784,542)	(2,132,806)	(2,400,219)	(3,761,119)

Net change in contract owners’ equity	(5,131,494)	(9,946,691)	(3,368,530)	(15,749,267)	(71,565)	(3,031,878)	206,749	(7,106,079)
Contract owners’ equity beginning of period	64,302,226	74,248,917	37,261,808	53,011,075	5,980,712	9,012,590	14,533,560	21,639,639

Contract owners’ equity end of period	$59,170,732	64,302,226	33,893,278	37,261,808	5,909,147	5,980,712	14,740,309	14,533,560

CHANGES IN UNITS:
Beginning units	4,529,810	5,555,592	3,553,566	4,461,090	257,566	352,256	1,153,475	1,404,565
Units purchased	736,725	1,077,648	330,826	926,720	4,966	13,332	2,101	3,099
Units redeemed	(1,290,560)	(2,103,430)	(1,037,224)	(1,834,244)	(36,913)	(108,022)	(175,797)	(254,189)

Ending units	3,975,975	4,529,810	2,847,168	3,553,566	225,619	257,566	979,779	1,153,475

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FO2R		FOSR		FVSS		FTVIS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,349)	(25,764)	159,109	19,945	(71,734)	(41,324)	2,759,841	2,460,546
Realized gain (loss) on investments	(364,688)	(361,741)	(2,574,884)	(2,960,978)	997,729	1,602,103	(1,136,842)	(1,751,601)
Change in unrealized gain (loss) on investments	824,528	(279,748)	6,723,028	(2,890,730)	1,664,721	(2,764,699)	4,019,195	(104,092)
Reinvested capital gains	9,057	7,343	79,665	65,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	464,548	(659,910)	4,386,918	(5,766,643)	2,590,716	(1,203,920)	5,642,194	604,853

Equity transactions:
Purchase payments received from contract owners (note 3)	26,902	16,164	326,776	853,253	122,535	238,526	734,595	793,142
Transfers between funds	756	(7,211)	(585,648)	(1,528,878)	78,663	(1,742,283)	5,129,242	3,033,534
Redemptions (note 3)	(553,414)	(835,935)	(4,281,477)	(5,438,703)	(1,680,677)	(2,230,665)	(7,068,034)	(7,569,567)
Annuity benefits	(148)	(162)	(37,534)	(50,525)	(12,111)	(13,387)	(62,496)	(78,023)
Contract maintenance charges (note 2)	-	-	(832)	(1,014)	(502)	(454)	(514)	(572)
Contingent deferred sales charges (note 2)	(94)	(741)	(4,294)	(9,012)	(1,868)	(3,605)	(6,731)	(5,407)
Adjustments to maintain reserves	(73)	(4)	386	(346)	(346)	(274)	(493)	(112)

Net equity transactions	(526,071)	(827,889)	(4,582,623)	(6,175,225)	(1,494,306)	(3,752,142)	(1,274,431)	(3,827,005)

Net change in contract owners’ equity	(61,523)	(1,487,799)	(195,705)	(11,941,868)	1,096,410	(4,956,062)	4,367,763	(3,222,152)
Contract owners’ equity beginning of period	2,736,362	4,224,161	24,470,768	36,412,636	10,608,366	15,564,428	49,736,759	52,958,911

Contract owners’ equity end of period	$2,674,839	2,736,362	24,275,063	24,470,768	11,704,776	10,608,366	54,104,522	49,736,759

CHANGES IN UNITS:
Beginning units	239,221	299,579	1,944,416	2,367,047	774,871	1,026,381	4,067,800	4,370,430
Units purchased	8,657	12,655	107,924	221,064	133,456	81,308	862,835	1,047,141
Units redeemed	(50,232)	(73,013)	(435,467)	(643,695)	(228,174)	(332,818)	(948,704)	(1,349,771)

Ending units	197,646	239,221	1,616,873	1,944,416	680,153	774,871	3,981,931	4,067,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,018	(56)	(46,696)	(70,881)	31,838	(20,240)	422	123
Realized gain (loss) on investments	17,915	6,211	154,816	4,960,357	49,068	1,797,198	(1,117)	477
Change in unrealized gain (loss) on investments	50,059	22,538	1,964,911	(5,857,628)	859,667	(3,748,153)	4,406	(3,827)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,992	28,693	2,073,031	(968,152)	940,573	(1,971,195)	3,711	(3,227)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(980)	191,668	504,630	96,919	147,869	-	-
Transfers between funds	(5,285)	85,888	(1,991,730)	(5,235,706)	3,153,148	(2,935,069)	(1,770)	-
Redemptions (note 3)	(44,015)	(15,276)	(2,244,826)	(3,211,677)	(1,326,648)	(1,956,437)	387	367
Annuity benefits	(59,770)	(58,880)	(27,425)	(34,520)	(19,185)	(20,908)	(2,356)	(3,029)
Contract maintenance charges (note 2)	(141)	-	(510)	(547)	(250)	(280)	(1)	-
Contingent deferred sales charges (note 2)	(47)	(89)	(3,089)	(3,471)	(1,701)	(1,873)	-	-
Adjustments to maintain reserves	(577)	(14)	(840)	(265)	(357)	(338)	(53)	(7)

Net equity transactions	(109,835)	10,649	(4,076,752)	(7,981,556)	1,901,926	(4,767,036)	(3,793)	(2,669)

Net change in contract owners’ equity	(40,843)	39,342	(2,003,721)	(8,949,708)	2,842,499	(6,738,231)	(82)	(5,896)
Contract owners’ equity beginning of period	717,755	678,413	14,485,865	23,435,573	7,751,919	14,490,150	24,991	30,887

Contract owners’ equity end of period	$676,912	717,755	12,482,144	14,485,865	10,594,418	7,751,919	24,909	24,991

CHANGES IN UNITS:
Beginning units	55,911	55,395	1,387,527	2,143,936	715,467	1,121,698	1,784	1,946
Units purchased	551	7,298	161,943	1,374,758	432,576	360,108	34	29
Units redeemed	(8,738)	(6,782)	(531,865)	(2,131,167)	(269,998)	(766,339)	(295)	(191)

Ending units	47,724	55,911	1,017,605	1,387,527	878,045	715,467	1,523	1,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TIF3		FTVGI3		FTVFA2		AMTB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$139,763	50,515	2,725,968	2,643,973	73,402	(48,098)	362,324	648,523
Realized gain (loss) on investments	47,854	1,114,352	1,512,368	894,787	94,371	288,294	(110,267)	(59,754)
Change in unrealized gain (loss) on investments	1,065,593	(2,144,565)	2,414,958	(5,221,208)	286,373	(405,392)	471,312	(794,698)
Reinvested capital gains	-	-	84,184	386,748	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,253,210	(979,698)	6,737,478	(1,295,700)	454,146	(165,196)	723,369	(205,929)

Equity transactions:
Purchase payments received from contract owners (note 3)	83,994	94,806	554,608	1,079,282	48,254	170,692	264,977	227,236
Transfers between funds	1,323,273	286,454	(2,191,316)	4,271,807	(533,533)	225,531	1,383,839	(2,217,601)
Redemptions (note 3)	(847,531)	(937,673)	(9,466,423)	(7,877,165)	(501,271)	(567,544)	(4,736,746)	(5,288,911)
Annuity benefits	(17,433)	(22,430)	(21,380)	(22,540)	(2,283)	(2,319)	(39,719)	(40,276)
Contract maintenance charges (note 2)	(135)	(152)	(539)	(589)	(68)	(73)	(516)	(597)
Contingent deferred sales charges (note 2)	(907)	(1,203)	(6,216)	(8,129)	(1,429)	(674)	(3,153)	(17,159)
Adjustments to maintain reserves	(287)	(209)	(440)	3,646	(152)	(188)	(365)	(1,642)

Net equity transactions	540,974	(580,407)	(11,131,706)	(2,553,688)	(990,482)	(174,575)	(3,131,683)	(7,338,950)

Net change in contract owners’ equity	1,794,184	(1,560,105)	(4,394,228)	(3,849,388)	(536,336)	(339,771)	(2,408,314)	(7,544,879)
Contract owners’ equity beginning of period	7,246,638	8,806,743	54,726,498	58,575,886	4,119,862	4,459,633	22,807,083	30,351,962

Contract owners’ equity end of period	$9,040,822	7,246,638	50,332,270	54,726,498	3,583,526	4,119,862	20,398,769	22,807,083

CHANGES IN UNITS:
Beginning units	745,150	798,014	3,466,837	3,633,038	452,981	478,144	2,113,398	2,809,299
Units purchased	219,355	340,412	382,640	1,082,426	49,543	221,688	267,265	282,604
Units redeemed	(165,480)	(393,276)	(1,046,071)	(1,248,627)	(157,460)	(246,851)	(577,285)	(978,505)

Ending units	799,025	745,150	2,803,406	3,466,837	345,064	452,981	1,803,378	2,113,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMGP		AMCG		AMTP		AMFAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,775)	(2,494)	(4,943)	(6,052)	(663)	(973)	(16,465)	(25,400)
Realized gain (loss) on investments	10,098	2,362	27,660	92,063	363	3,160	(23,860)	285,891
Change in unrealized gain (loss) on investments	10,863	(8,882)	6,811	(89,534)	7,394	(9,978)	128,915	(368,121)
Reinvested capital gains	1,362	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,548	(9,014)	29,528	(3,523)	7,094	(7,791)	88,590	(107,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,310	868	(16,448)	53,625	1,205	(1,587)	4,631	36,108
Transfers between funds	143	(2,837)	(31,625)	(49,127)	3,244	(598)	(73,197)	(119,243)
Redemptions (note 3)	(31,974)	(4,082)	(15,533)	(155,032)	(1,940)	(5,836)	(256,524)	(269,497)
Annuity benefits	-	-	651	(5,896)	-	-	(2,826)	(2,961)
Contract maintenance charges (note 2)	(17)	(17)	(39)	(39)	(7)	(3)	(14)	(15)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(90)	(259)
Adjustments to maintain reserves	-	(6)	345	158	(4)	(28)	(74)	(128)

Net equity transactions	(30,538)	(6,074)	(62,649)	(156,311)	2,498	(8,052)	(328,094)	(355,995)

Net change in contract owners’ equity	(10,990)	(15,088)	(33,121)	(159,834)	9,592	(15,843)	(239,504)	(463,625)
Contract owners’ equity beginning of period	184,483	199,571	290,341	450,175	46,304	62,147	1,278,907	1,742,532

Contract owners’ equity end of period	$173,493	184,483	257,220	290,341	55,896	46,304	1,039,403	1,278,907

CHANGES IN UNITS:
Beginning units	15,702	16,109	17,132	25,562	4,144	4,601	137,510	185,434
Units purchased	81	87	87	5,783	532	841	28,449	288,917
Units redeemed	(2,574)	(494)	(2,317)	(14,213)	(271)	(1,298)	(63,209)	(336,841)

Ending units	13,209	15,702	14,902	17,132	4,405	4,144	102,750	137,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMSRS		OVGR		OVGS3		OVGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(70,094)	(76,036)	(13,458)	(22,980)	726,914	139,692	461,468	117,213
Realized gain (loss) on investments	265,344	669,607	60,842	66,277	(927,247)	1,000,530	2,771,845	6,398,466
Change in unrealized gain (loss) on investments	564,121	(1,023,629)	312,674	(102,915)	13,444,656	(8,792,391)	5,125,843	(11,277,489)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	759,371	(430,058)	360,058	(59,618)	13,244,323	(7,652,169)	8,359,156	(4,761,810)

Equity transactions:
Purchase payments received from contract owners (note 3)	80,063	87,260	372,461	575,543	1,498,540	1,883,559	106,423	150,105
Transfers between funds	(362,609)	28,762	(65,090)	(274,614)	(2,597,372)	(1,914,888)	(1,965,669)	(3,844,543)
Redemptions (note 3)	(1,037,443)	(1,175,821)	(699,066)	(793,868)	(11,395,311)	(15,773,275)	(6,611,537)	(10,894,228)
Annuity benefits	(3,584)	(3,888)	(79)	(5,360)	(39,823)	(49,979)	(39,209)	(42,704)
Contract maintenance charges (note 2)	(236)	(275)	-	-	(2,722)	(3,087)	(437)	(614)
Contingent deferred sales charges (note 2)	(837)	(1,055)	(1,910)	(4,531)	(13,692)	(27,692)	(2,012)	(7,781)
Adjustments to maintain reserves	(130)	(228)	1,120	(1,016)	(576)	(716)	(447)	(694)

Net equity transactions	(1,324,776)	(1,065,245)	(392,564)	(503,846)	(12,550,956)	(15,886,078)	(8,512,888)	(14,640,459)

Net change in contract owners’ equity	(565,405)	(1,495,303)	(32,506)	(563,464)	693,367	(23,538,247)	(153,732)	(19,402,269)
Contract owners’ equity beginning of period	8,269,888	9,765,191	2,828,267	3,391,731	72,838,359	96,376,606	46,304,325	65,706,594

Contract owners’ equity end of period	$7,704,483	8,269,888	2,795,761	2,828,267	73,531,726	72,838,359	46,150,593	46,304,325

CHANGES IN UNITS:
Beginning units	634,052	717,855	178,265	209,242	3,682,904	4,418,360	3,666,878	4,726,587
Units purchased	56,091	184,720	9,217	10,582	196,416	371,883	11,807	18,317
Units redeemed	(152,326)	(268,523)	(30,923)	(41,559)	(775,971)	(1,107,339)	(628,503)	(1,078,026)

Ending units	537,817	634,052	156,559	178,265	3,103,349	3,682,904	3,050,182	3,666,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGSS		OVGI		OVGIS		OVSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,102	(14,657)	(139,528)	(240,341)	(28,781)	(31,706)	(61,041)	(42,798)
Realized gain (loss) on investments	88,236	332,840	930,063	4,046,357	79,872	64,628	969,411	349,445
Change in unrealized gain (loss) on investments	179,636	(504,231)	13,529,484	(5,003,334)	302,423	(88,797)	650,811	(358,156)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	268,974	(186,048)	14,320,019	(1,197,318)	353,514	(55,875)	1,559,181	(51,509)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	87	1,018,754	1,577,509	2,890	14,919	222,102	111,587
Transfers between funds	(63,097)	(46,663)	(3,934,847)	(2,715,096)	(81,473)	(12,218)	(361,837)	3,834,104
Redemptions (note 3)	(536,070)	(662,295)	(14,247,410)	(19,523,944)	(359,561)	(475,440)	(1,281,034)	(1,525,185)
Annuity benefits	(3,026)	(3,216)	(48,134)	(58,705)	-	-	(117)	(114)
Contract maintenance charges (note 2)	-	-	(2,221)	(2,050)	-	-	(195)	(187)
Contingent deferred sales charges (note 2)	(359)	(235)	(12,900)	(19,134)	-	(394)	(1,797)	(1,794)
Adjustments to maintain reserves	(9)	(60)	(963)	242	(45)	(66)	(245)	193

Net equity transactions	(602,561)	(712,382)	(17,227,721)	(20,741,178)	(438,189)	(473,199)	(1,423,123)	2,418,604

Net change in contract owners’ equity	(333,587)	(898,430)	(2,907,702)	(21,938,496)	(84,675)	(529,074)	136,058	2,367,095
Contract owners’ equity beginning of period	1,761,845	2,660,275	94,560,098	116,498,594	2,533,407	3,062,481	11,652,375	9,285,280

Contract owners’ equity end of period	$1,428,258	1,761,845	91,652,396	94,560,098	2,448,732	2,533,407	11,788,433	11,652,375

CHANGES IN UNITS:
Beginning units	125,525	171,295	7,294,295	8,884,716	233,999	277,137	1,204,457	930,790
Units purchased	-	-	538,160	2,425,784	2,284	6,725	678,707	1,497,941
Units redeemed	(39,906)	(45,770)	(1,714,737)	(4,016,205)	(38,900)	(49,863)	(840,089)	(1,224,274)

Ending units	85,619	125,525	6,117,718	7,294,295	197,383	233,999	1,043,075	1,204,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSCS		OVAG		OVSB		OVSBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,545)	(1,532)	(625,638)	(707,355)	(2,193)	-	148,860	41,203
Realized gain (loss) on investments	2,785	1,408	3,654,401	4,291,259	478	-	55,631	11,058
Change in unrealized gain (loss) on investments	23,429	(8,289)	4,987,237	(3,242,085)	19,170	-	152,317	(149,435)
Reinvested capital gains	-	-	-	-	-	-	41,583	50,347

Net increase (decrease) in contract owners’ equity resulting from operations	24,669	(8,413)	8,016,000	341,819	17,455	-	398,391	(46,827)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(4)	1,211,282	1,489,040	7,136	-	1,957	17,455
Transfers between funds	-	(18,990)	(1,089,846)	(3,423,126)	1,330,671	-	64,924	161,468
Redemptions (note 3)	(4,516)	(4,276)	(8,858,766)	(10,501,293)	(78,906)	-	(648,227)	(954,524)
Annuity benefits	(9,684)	(9,483)	(4,665)	(5,864)	-	-	(406)	-
Contract maintenance charges (note 2)	-	-	(3,560)	(4,003)	(2)	-	-	-
Contingent deferred sales charges (note 2)	-	-	(11,851)	(21,694)	-	-	(134)	(476)
Adjustments to maintain reserves	2	(5)	(1,425)	(393)	15	-	(72)	192

Net equity transactions	(14,198)	(32,758)	(8,758,831)	(12,467,333)	1,258,914	-	(581,958)	(775,885)

Net change in contract owners’ equity	10,471	(41,171)	(742,831)	(12,125,514)	1,276,369	-	(183,567)	(822,712)
Contract owners’ equity beginning of period	156,394	197,565	54,194,836	66,320,350	-	-	3,665,294	4,488,006

Contract owners’ equity end of period	$166,865	156,394	53,452,005	54,194,836	1,276,369	-	3,481,727	3,665,294

CHANGES IN UNITS:
Beginning units	11,138	13,564	4,099,641	5,038,472	-	-	235,323	284,422
Units purchased	87	86	279,674	694,544	144,997	-	21,886	35,990
Units redeemed	(997)	(2,512)	(872,420)	(1,633,375)	(19,361)	-	(57,829)	(85,089)

Ending units	10,228	11,138	3,506,895	4,099,641	125,636	-	199,380	235,323

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVAAD		PMVFAD		PMVLAD		PMVRRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$87,205	-	375,416	72,004	252,880	161,065	(740)	8,500
Realized gain (loss) on investments	8,587	-	182,427	401,419	237,048	194,329	45,949	65,244
Change in unrealized gain (loss) on investments	30,322	-	(375,326)	81,270	1,236,380	(478,868)	(17,864)	(23,714)
Reinvested capital gains	-	-	178,796	32,411	-	-	63,221	33,909

Net increase (decrease) in contract owners’ equity resulting from operations	126,114	-	361,313	587,104	1,726,308	(123,474)	90,566	83,939

Equity transactions:
Purchase payments received from contract owners (note 3)	94,584	-	87,725	148,602	847,081	615,728	163,550	111,866
Transfers between funds	3,531,027	-	(1,174,029)	4,196,871	8,326,948	12,740,108	60,348	470,220
Redemptions (note 3)	(76,621)	-	(1,556,576)	(2,051,634)	(6,323,620)	(8,438,806)	(327,263)	(303,697)
Annuity benefits	-	-	(1,560)	-	(32,999)	(20,226)	-	-
Contract maintenance charges (note 2)	(17)	-	(39)	(58)	(308)	(329)	-	-
Contingent deferred sales charges (note 2)	-	-	(392)	(3,073)	(3,560)	(4,834)	(1,942)	(1,049)
Adjustments to maintain reserves	(17)	-	374	(1,666)	1,029	(687)	9	(68)

Net equity transactions	3,548,956	-	(2,644,497)	2,289,042	2,814,571	4,890,954	(105,298)	277,272

Net change in contract owners’ equity	3,675,070	-	(2,283,184)	2,876,146	4,540,879	4,767,480	(14,732)	361,211
Contract owners’ equity beginning of period	-	-	9,987,017	7,110,871	37,988,236	33,220,756	1,216,314	855,103

Contract owners’ equity end of period	$3,675,070	-	7,703,833	9,987,017	42,529,115	37,988,236	1,201,582	1,216,314

CHANGES IN UNITS:
Beginning units	-	-	790,240	602,956	3,301,266	2,894,543	86,160	66,930
Units purchased	364,841	-	120,070	663,991	1,232,335	2,288,543	42,809	76,320
Units redeemed	(19,365)	-	(324,199)	(476,707)	(1,002,590)	(1,881,820)	(49,802)	(57,090)

Ending units	345,476	-	586,111	790,240	3,531,011	3,301,266	79,167	86,160

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PMVTRA		PMVTRD		PVGIB		ACEG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	43,224	42,862	157,404	41,216	50	1	(31,526)	(24,958)
Realized gain (loss) on investments		33,616	62,923	63,825	(14,152)	(596)	(772)	172,395	141,430
Change in unrealized gain (loss) on investments		102,417	(79,007)	305,182	(115,089)	2,275	53	(63,452)	(212,800)
Reinvested capital gains		54,683	38,096	321,568	87,116	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		233,940	64,874	847,979	(909)	1,729	(718)	77,417	(96,328)

Equity transactions:
Purchase payments received from contract owners (note 3)		297,845	307,342	859,671	195,154	-	-	22,775	20,247
Transfers between funds		340,785	419,663	10,489,311	6,403,202	-	-	1,095,479	19,154
Redemptions (note 3)		(727,375)	(1,006,676)	(1,550,691)	(386,512)	(860)	(785)	(293,854)	(319,386)
Annuity benefits		-	-	-	-	-	-	(1,379)	-
Contract maintenance charges (note 2)		-	-	(95)	(6)	-	-	(5)	-
Contingent deferred sales charges (note 2)		(2,819)	(2,138)	(1,091)	(102)	-	-	-	(87)
Adjustments to maintain reserves		(678)	1,055	(313)	(2,843)	1	(3)	222	(58)

Net equity transactions		(92,242)	(280,754)	9,796,792	6,208,893	(859)	(788)	823,238	(280,130)

Net change in contract owners’ equity		141,698	(215,880)	10,644,771	6,207,984	870	(1,506)	900,655	(376,458)
Contract owners’ equity beginning of period		2,705,068	2,920,948	6,207,984	-	10,123	11,629	1,140,716	1,517,174

Contract owners’ equity end of period	$	2,846,766	2,705,068	16,852,755	6,207,984	10,993	10,123	2,041,371	1,140,716

CHANGES IN UNITS:
Beginning units		189,504	209,787	619,895	-	950	1,028	113,135	138,423
Units purchased		49,588	72,662	1,446,425	811,883	13	12	129,394	8,655
Units redeemed		(55,005)	(92,945)	(513,005)	(191,988)	(86)	(90)	(53,857)	(33,943)

Ending units		184,087	189,504	1,553,315	619,895	877	950	188,672	113,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACC2		ACEG		AVBV2		AVGI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(23,825)	(30,982)	(371)	-	(130)	(445)	(493)	(2,743)
Realized gain (loss) on investments		(68,905)	(44,788)	(247)	-	13,089	1,091	15,800	45,669
Change in unrealized gain (loss) on investments		1,012,573	(154,306)	(1,085)	-	(8,440)	(3,913)	(575)	(42,945)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		919,843	(230,076)	(1,703)	-	4,519	(3,267)	14,732	(19)

Equity transactions:
Purchase payments received from contract owners (note 3)		12,380	59,031	514	-	(4,631)	-	171	19,040
Transfers between funds		(226,048)	(288,118)	52,515	-	(28,904)	-	-	(191,649)
Redemptions (note 3)		(1,051,281)	(1,383,380)	(6,533)	-	(2,802)	(1,679)	(97,769)	(167,782)
Annuity benefits		(5,080)	(4,986)	-	-	4,703	(4,378)	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(264)	(229)	-	-	-	(13)	-	-
Adjustments to maintain reserves		(71)	(54)	6	-	(37,134)	49	(11)	(13)

Net equity transactions		(1,270,364)	(1,617,736)	46,502	-	(68,768)	(6,021)	(97,609)	(340,404)

Net change in contract owners’ equity		(350,521)	(1,847,812)	44,799	-	(64,249)	(9,288)	(82,877)	(340,423)
Contract owners’ equity beginning of period		5,941,451	7,789,263	-	-	64,249	73,537	147,542	487,965

Contract owners’ equity end of period	$	5,590,930	5,941,451	44,799	-	-	64,249	64,665	147,542

CHANGES IN UNITS:
Beginning units		512,532	647,015	-	-	6,785	7,408	11,470	37,621
Units purchased		8,699	9,092	5,311	-	-	-	12	7,558
Units redeemed		(109,195)	(143,575)	(681)	-	(6,785)	(623)	(7,044)	(33,709)

Ending units		412,036	512,532	4,630	-	-	6,785	4,438	11,470

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AVCE2		IVKEI1		IVHS		IVRE
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(6,673)	(8,966)	1,880	(1,102)	(1,386)	(1,174)	(1,836)	7,869
Realized gain (loss) on investments		38,898	35,631	(444)	(2,353)	4,797	17,447	10,079	45,421
Change in unrealized gain (loss) on investments		36,751	(39,212)	24,826	(20,687)	16,580	(14,498)	70,048	(87,399)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		68,976	(12,547)	26,262	(24,142)	19,991	1,775	78,291	(34,109)

Equity transactions:
Purchase payments received from contract owners (note 3)		316	67,698	626	2,449	22,124	16,079	50,217	63,374
Transfers between funds		(7,382)	3,350	(67)	285,879	66,008	48,130	27,606	34,579
Redemptions (note 3)		(123,190)	(220,680)	(24,038)	(25,541)	(16,916)	(83,999)	(67,034)	(116,363)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(29)	(61)	-	(9)	(28)	(19)	(166)	(141)
Adjustments to maintain reserves		(28)	(17)	(2)	(13)	10	(61)	(154)	(8)

Net equity transactions		(130,313)	(149,710)	(23,481)	262,765	71,198	(19,870)	10,469	(18,559)

Net change in contract owners’ equity		(61,337)	(162,257)	2,781	238,623	91,189	(18,095)	88,760	(52,668)
Contract owners’ equity beginning of period		645,547	807,804	238,623	-	84,962	103,057	289,925	342,593

Contract owners’ equity end of period	$	584,210	645,547	241,404	238,623	176,151	84,962	378,685	289,925

CHANGES IN UNITS:
Beginning units		63,040	77,258	26,106	-	7,570	9,435	31,564	34,474
Units purchased		437	10,811	65	28,896	7,047	5,607	8,470	26,330
Units redeemed		(12,306)	(25,029)	(2,464)	(2,790)	(1,491)	(7,472)	(7,475)	(29,240)

Ending units		51,171	63,040	23,707	26,106	13,126	7,570	32,559	31,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VYDS		ROCMC		SBLD		SBLJ
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(6,776)	(20,286)	(9,341)	11,586	(2,534)	(2,676)	(1,517)	(1,588)
Realized gain (loss) on investments		(126,269)	(81,482)	46,324	(23,929)	(11,193)	(1,727)	10,170	16,846
Change in unrealized gain (loss) on investments		596,070	(220,595)	(322)	(127,419)	42,869	(33,746)	10,588	(22,024)
Reinvested capital gains		-	-	17,579	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		463,025	(322,363)	54,240	(139,762)	29,142	(38,149)	19,241	(6,766)

Equity transactions:
Purchase payments received from contract owners (note 3)		66,102	43,077	103,371	174,479	41,796	40,420	12,115	14,135
Transfers between funds		(42,019)	(185,887)	(137,359)	(132,571)	(24,546)	6,706	998	(404)
Redemptions (note 3)		(584,472)	(892,990)	(63,078)	(123,274)	(103,447)	(20,973)	(38,684)	(26,698)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		-	(1,106)	(410)	(1,009)	(1,014)	(54)	(43)	(73)
Adjustments to maintain reserves		(95)	(91)	85	(202)	(17)	65	(20)	3

Net equity transactions		(560,484)	(1,036,997)	(97,391)	(82,577)	(87,228)	26,164	(25,634)	(13,037)

Net change in contract owners’ equity		(97,459)	(1,359,360)	(43,151)	(222,339)	(58,086)	(11,985)	(6,393)	(19,803)
Contract owners’ equity beginning of period		3,264,930	4,624,290	838,766	1,061,105	228,895	240,880	134,874	154,677

Contract owners’ equity end of period	$	3,167,471	3,264,930	795,615	838,766	170,809	228,895	128,481	134,874

CHANGES IN UNITS:
Beginning units		294,187	383,725	75,757	83,270	26,678	23,376	15,074	16,355
Units purchased		5,793	5,326	7,595	12,510	1,933	4,746	976	2,604
Units redeemed		(51,556)	(94,864)	(15,813)	(20,023)	(11,349)	(1,444)	(3,492)	(3,885)

Ending units		248,424	294,187	67,539	75,757	17,262	26,678	12,558	15,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SBLN		SBLO		SBLP		SBLQ
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,684)	(1,284)	(6,213)	(9,582)	(4,602)	(4,066)	(10,345)	(11,376)
Realized gain (loss) on investments		20,392	2,808	110,172	116,231	27,382	53,502	116,006	90,788
Change in unrealized gain (loss) on investments		(3,569)	(1,474)	(35,615)	(134,605)	30,416	(49,023)	46,582	(147,371)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		15,139	50	68,344	(27,956)	53,196	413	152,243	(67,959)

Equity transactions:
Purchase payments received from contract owners (note 3)		9,640	10,634	49,595	99,619	49,893	65,670	79,344	107,205
Transfers between funds		68,866	2,054	(504,978)	276,327	91,484	89,233	(92,063)	125,388
Redemptions (note 3)		(4,803)	(53,078)	(108,468)	(627,642)	(128,100)	(162,548)	(201,709)	(337,262)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(15)	(15)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(44)	(155)	(261)	(705)	(1,134)	(314)	(974)	(1,639)
Adjustments to maintain reserves		(45)	3	(151)	257	(81)	126	292	(107)

Net equity transactions		73,599	(40,557)	(564,263)	(252,144)	12,062	(7,833)	(215,110)	(106,415)

Net change in contract owners’ equity		88,738	(40,507)	(495,919)	(280,100)	65,258	(7,420)	(62,867)	(174,374)
Contract owners’ equity beginning of period		96,775	137,282	774,297	1,054,397	416,021	423,441	921,474	1,095,848

Contract owners’ equity end of period	$	185,513	96,775	278,378	774,297	481,279	416,021	858,607	921,474

CHANGES IN UNITS:
Beginning units		8,621	12,170	76,596	98,721	29,110	29,311	73,734	82,673
Units purchased		12,336	816	7,789	25,647	15,817	15,387	18,327	31,752
Units redeemed		(6,201)	(4,365)	(60,246)	(47,772)	(15,263)	(15,588)	(33,911)	(40,691)

Ending units		14,756	8,621	24,139	76,596	29,664	29,110	58,150	73,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SBLV		SBLX		SBLY		TRHS2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(23,389)	(24,841)	(995)	(1,135)	(280)	(249)	(184,436)	(54,989)
Realized gain (loss) on investments		109,404	67,984	2,161	21,651	528	3,011	649,179	64,029
Change in unrealized gain (loss) on investments		225,073	(245,990)	7,170	(24,049)	1,214	(4,554)	2,526,162	(248,121)
Reinvested capital gains		-	-	-	-	-	-	396,572	-

Net increase (decrease) in contract owners’ equity resulting from operations		311,088	(202,847)	8,336	(3,533)	1,462	(1,792)	3,387,477	(239,081)

Equity transactions:
Purchase payments received from contract owners (note 3)		281,796	331,775	14,978	22,795	8,624	5,418	510,492	225,094
Transfers between funds		(6,611)	11,961	(13,055)	(9,890)	1,650	17,299	11,708,455	7,469,835
Redemptions (note 3)		(331,702)	(625,053)	-	(44,088)	-	(25,045)	(1,728,263)	(1,008,126)
Annuity benefits		-	-	-	-	-	-	(8,589)	(226)
Contract maintenance charges (note 2)		-	-	-	-	-	-	(247)	(49)
Contingent deferred sales charges (note 2)		(1,266)	(2,891)	(35)	(466)	(2)	(78)	(1,680)	(641)
Adjustments to maintain reserves		557	158	(1)	(48)	(16)	14	(269)	(602)

Net equity transactions		(57,226)	(284,050)	1,887	(31,697)	10,256	(2,392)	10,479,899	6,685,285

Net change in contract owners’ equity		253,862	(486,897)	10,223	(35,230)	11,718	(4,184)	13,867,376	6,446,204
Contract owners’ equity beginning of period		1,920,046	2,406,943	81,932	117,162	16,622	20,806	7,809,879	1,363,675

Contract owners’ equity end of period	$	2,173,908	1,920,046	92,155	81,932	28,340	16,622	21,677,255	7,809,879

CHANGES IN UNITS:
Beginning units		165,613	189,899	8,735	12,090	1,849	2,191	674,188	129,181
Units purchased		38,517	37,571	1,447	4,815	1,349	1,531	1,316,381	1,047,393
Units redeemed		(42,262)	(61,857)	(1,277)	(8,170)	(317)	(1,873)	(543,249)	(502,386)

Ending units		161,868	165,613	8,905	8,735	2,881	1,849	1,447,320	674,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VWHAS		VWEM		VWHA		WRASP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	10,722	-	(248,215)	2,639	(88,650)	26,117	40,707	(185,881)
Realized gain (loss) on investments		132,987	-	(1,418,170)	(1,014,141)	(882,332)	1,225,700	1,921,224	13,379,146
Change in unrealized gain (loss) on investments		(47,403)	-	5,971,494	(3,649,755)	(1,527,949)	(4,078,889)	27,314,516	(29,630,335)
Reinvested capital gains		53,266	-	-	-	1,235,353	201,990	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		149,572	-	4,305,109	(4,661,257)	(1,263,578)	(2,625,082)	29,276,447	(16,437,070)

Equity transactions:
Purchase payments received from contract owners (note 3)		327,599	-	290,943	138,170	142,371	161,059	1,720,766	2,978,176
Transfers between funds		3,386,205	-	16,656,279	(827,666)	27,277,177	(550,324)	(7,582,824)	(3,020,228)
Redemptions (note 3)		(229,985)	-	(2,477,707)	(2,284,405)	(5,995,369)	(1,843,788)	(29,918,806)	(51,489,524)
Annuity benefits		-	-	(161)	(183)	(4,273)	(18,536)	(43,583)	(41,252)
Contract maintenance charges (note 2)		(32)	-	(299)	(311)	(232)	(67)	(483)	(366)
Contingent deferred sales charges (note 2)		(280)	-	(2,453)	(2,278)	(1,930)	(4,180)	(41,695)	(54,892)
Adjustments to maintain reserves		(476,284)	-	(313)	(328)	(695)	(310)	(195)	(4,335)

Net equity transactions		3,007,223	-	14,466,289	(2,977,001)	21,417,049	(2,256,146)	(35,866,820)	(51,632,421)

Net change in contract owners’ equity		3,156,795	-	18,771,398	(7,638,258)	20,153,471	(4,881,228)	(6,590,373)	(68,069,491)
Contract owners’ equity beginning of period		-	-	12,003,434	19,641,692	12,008,599	16,889,827	177,937,025	246,006,516

Contract owners’ equity end of period	$	3,156,795	-	30,774,832	12,003,434	32,162,070	12,008,599	171,346,652	177,937,025

CHANGES IN UNITS:
Beginning units		-	-	475,910	581,474	354,656	412,231	8,197,211	10,423,052
Units purchased		658,302	-	649,431	7,547	941,029	8,773	487,802	1,095,334
Units redeemed		(331,252)	-	(219,872)	(113,111)	(394,870)	(66,348)	(1,989,508)	(3,321,175)

Ending units		327,050	-	905,469	475,910	900,815	354,656	6,695,505	8,197,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRBP		WRBDP		WRCEP		WRDIV
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	181,105	217,898	1,874,267	1,585,366	(565,447)	(921,509)	(3,540)	(11,932)
Realized gain (loss) on investments		2,227,263	3,893,805	1,513,484	1,298,404	6,797,849	9,932,852	56,369	125,797
Change in unrealized gain (loss) on investments		(226,844)	(7,119,620)	77,511	2,383,158	409,503	(11,760,857)	1,935,894	(1,211,019)
Reinvested capital gains		2,567,876	4,250,371	744,247	673,132	10,649,920	3,993,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		4,749,400	1,242,454	4,209,509	5,940,060	17,291,825	1,243,561	1,988,723	(1,097,154)

Equity transactions:
Purchase payments received from contract owners (note 3)		418,167	607,675	657,055	916,425	870,602	979,204	195,180	267,425
Transfers between funds		1,341,360	(531,318)	6,387,663	1,846,658	(3,203,141)	(2,381,444)	(1,228,417)	(190,375)
Redemptions (note 3)		(7,999,416)	(11,662,122)	(15,175,921)	(22,441,381)	(17,826,998)	(26,160,910)	(2,687,829)	(4,060,360)
Annuity benefits		(9,354)	(9,031)	(26,218)	(27,858)	(10,731)	(10,252)	(487)	(1,150)
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(2,247)	(8,222)	(5,133)	(14,693)	(14,582)	(15,465)	(1,947)	(9,009)
Adjustments to maintain reserves		46	(21)	248	114	264	337	(3)	(61)

Net equity transactions		(6,251,444)	(11,603,039)	(8,162,306)	(19,720,735)	(20,184,586)	(27,588,530)	(3,723,503)	(3,993,530)

Net change in contract owners’ equity		(1,502,044)	(10,360,585)	(3,952,797)	(13,780,675)	(2,892,761)	(26,344,969)	(1,734,780)	(5,090,684)
Contract owners’ equity beginning of period		47,028,529	57,389,114	96,675,414	110,456,089	107,090,847	133,435,816	17,555,402	22,646,086

Contract owners’ equity end of period	$	45,526,485	47,028,529	92,722,617	96,675,414	104,198,086	107,090,847	15,820,622	17,555,402

CHANGES IN UNITS:
Beginning units		3,231,584	4,034,607	6,157,959	7,474,683	9,558,169	11,988,244	1,359,638	1,654,847
Units purchased		274,453	329,507	819,508	983,896	395,733	806,935	94,055	226,159
Units redeemed		(673,965)	(1,132,530)	(1,323,712)	(2,300,620)	(2,028,965)	(3,237,010)	(359,696)	(521,368)

Ending units		2,832,072	3,231,584	5,653,755	6,157,959	7,924,937	9,558,169	1,093,997	1,359,638

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRENG		WRGBP		WRGNR		WRGP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(88,877)	(126,950)	48,870	18,105	(239,143)	(400,286)	(1,169,438)	(920,216)
Realized gain (loss) on investments	(331,224)	(255,068)	1,084	(4,488)	(5,446,507)	(3,243,603)	7,024,466	10,133,988
Change in unrealized gain (loss) on investments	423,008	(645,624)	42,766	(28,061)	4,480,134	(3,782,615)	(1,631,017)	(12,234,373)
Reinvested capital gains	-	-	2,421	-	1,257,006	-	8,123,967	4,656,340

Net increase (decrease) in contract owners’ equity resulting from operations	2,907	(1,027,642)	95,141	(14,444)	51,490	(7,426,504)	12,347,978	1,635,739

Equity transactions:
Purchase payments received from contract owners (note 3)	80,356	258,959	55,277	13,008	199,782	371,914	1,039,439	1,236,398
Transfers between funds	(1,611,706)	(574,305)	1,382,304	1,473,501	(1,933,780)	(3,574,814)	(4,163,212)	(3,267,793)
Redemptions (note 3)	(954,557)	(2,341,016)	(215,985)	(108,016)	(3,861,405)	(8,368,344)	(18,243,149)	(27,354,704)
Annuity benefits	-	-	-	-	(592)	(1,179)	(9,289)	(8,881)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,129)	(2,286)	-	(1)	(10,343)	(10,604)	(12,911)	(16,726)
Adjustments to maintain reserves	(31)	(29)	(45)	(14)	(118)	456	61	198

Net equity transactions	(2,487,067)	(2,658,677)	1,221,551	1,378,478	(5,606,456)	(11,582,571)	(21,389,061)	(29,411,508)

Net change in contract owners’ equity	(2,484,160)	(3,686,319)	1,316,692	1,364,034	(5,554,966)	(19,009,075)	(9,041,083)	(27,775,769)
Contract owners’ equity beginning of period	8,933,064	12,619,383	1,364,034	-	23,112,272	42,121,347	112,696,920	140,472,689

Contract owners’ equity end of period	$6,448,904	8,933,064	2,680,726	1,364,034	17,557,306	23,112,272	103,655,837	112,696,920

CHANGES IN UNITS:
Beginning units	805,071	1,023,074	138,156	-	1,820,540	2,580,151	10,732,698	13,537,586
Units purchased	122,150	256,526	172,835	200,290	163,667	200,550	294,009	876,457
Units redeemed	(347,180)	(474,529)	(52,988)	(62,134)	(612,783)	(960,161)	(2,176,231)	(3,681,345)

Ending units	580,041	805,071	258,003	138,156	1,371,424	1,820,540	8,850,476	10,732,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRHIP		WRIP		WRI2P		WRLTBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,895,983	4,925,867	261,238	(272,796)	162,597	80,507	111,327	19,895
Realized gain (loss) on investments	689,914	264,811	1,518,761	3,718,059	(2,008,603)	(1,905,228)	5,311	4,168
Change in unrealized gain (loss) on investments	7,317,699	(1,956,990)	991,128	(6,452,185)	3,178,270	(740,993)	(169,691)	(16,445)
Reinvested capital gains	-	-	1,970,962	-	110,534	-	127,757	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,903,596	3,233,688	4,742,089	(3,006,922)	1,442,798	(2,565,714)	74,704	7,618

Equity transactions:
Purchase payments received from contract owners (note 3)	896,348	572,566	270,220	457,396	119,594	94,686	47,102	45,602
Transfers between funds	11,111,848	2,379,700	160,347	(2,724,877)	(976,398)	(54,708)	3,067,197	2,902,767
Redemptions (note 3)	(12,126,231)	(20,381,604)	(5,438,477)	(9,167,032)	(2,130,126)	(3,782,360)	(432,665)	(591,243)
Annuity benefits	(26,636)	(26,213)	(3,636)	(3,893)	(10,396)	(11,773)	-	-
Contract maintenance charges (note 2)	(29)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,273)	(19,218)	(5,603)	(4,625)	(3,445)	(7,010)	(127)	-
Adjustments to maintain reserves	(28)	(176)	(25)	201	(11)	46	(16)	(15)

Net equity transactions	(154,001)	(17,474,945)	(5,017,174)	(11,442,830)	(3,000,782)	(3,761,119)	2,681,491	2,357,111

Net change in contract owners’ equity	11,749,595	(14,241,257)	(275,085)	(14,449,752)	(1,557,984)	(6,326,833)	2,756,195	2,364,729
Contract owners’ equity beginning of period	70,450,384	84,691,641	30,658,554	45,108,306	13,454,269	19,781,102	2,364,729	-

Contract owners’ equity end of period	$82,199,979	70,450,384	30,383,469	30,658,554	11,896,285	13,454,269	5,120,924	2,364,729

CHANGES IN UNITS:
Beginning units	3,451,947	4,324,579	2,824,384	3,816,483	988,441	1,234,813	233,219	-
Units purchased	771,291	670,131	230,507	254,064	73,849	155,605	375,144	320,771
Units redeemed	(785,610)	(1,542,763)	(658,283)	(1,246,163)	(282,151)	(401,977)	(114,139)	(87,552)

Ending units	3,437,628	3,451,947	2,396,608	2,824,384	780,139	988,441	494,224	233,219

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRMIC		WRMCG		WRMMP		WRRESP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(45,214)	(53,573)	(157,352)	(183,733)	(242,326)	(311,359)	(33,251)	(35,314)
Realized gain (loss) on investments	80,931	180,551	700,091	1,152,384	-	-	(354,533)	(1,002,965)
Change in unrealized gain (loss) on investments	38,839	(552,173)	(272,612)	(1,829,127)	-	-	1,651,739	1,405,801
Reinvested capital gains	330,117	-	1,358,391	572,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	404,673	(425,195)	1,628,518	(287,552)	(242,326)	(311,359)	1,263,955	367,522

Equity transactions:
Purchase payments received from contract owners (note 3)	53,286	140,809	179,002	142,513	4,001,718	5,639,323	69,649	76,866
Transfers between funds	(98,706)	(404,028)	1,190,191	(319,585)	8,008,357	19,152,881	(299,561)	(374,273)
Redemptions (note 3)	(454,627)	(1,062,496)	(2,238,193)	(3,956,969)	(18,945,495)	(26,960,393)	(1,419,078)	(2,158,301)
Annuity benefits	(4,177)	(4,331)	-	-	(27,982)	(29,475)	(5,575)	(5,243)
Contract maintenance charges (note 2)	-	-	(12)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(464)	(1,789)	(1,546)	(4,184)	(1,088)	(29,049)	(4,759)	(3,644)
Adjustments to maintain reserves	(74)	(48)	(122)	(86)	2,403	3,406	(5)	(46)

Net equity transactions	(504,762)	(1,331,883)	(870,680)	(4,138,311)	(6,962,087)	(2,223,307)	(1,659,329)	(2,464,641)

Net change in contract owners’ equity	(100,089)	(1,757,078)	757,838	(4,425,863)	(7,204,413)	(2,534,666)	(395,374)	(2,097,119)
Contract owners’ equity beginning of period	3,884,101	5,641,179	13,490,037	17,915,900	26,677,961	29,212,627	8,390,276	10,487,395

Contract owners’ equity end of period	$3,784,012	3,884,101	14,247,875	13,490,037	19,473,548	26,677,961	7,994,902	8,390,276

CHANGES IN UNITS:
Beginning units	269,527	360,541	849,997	1,112,006	2,452,513	2,650,355	565,907	733,906
Units purchased	37,136	40,131	168,001	243,149	1,951,749	3,773,046	51,217	89,096
Units redeemed	(69,425)	(131,145)	(218,359)	(505,158)	(2,598,997)	(3,970,888)	(154,402)	(257,095)

Ending units	237,238	269,527	799,639	849,997	1,805,265	2,452,513	462,722	565,907

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRSTP		WRSCP		WRSCV		WRVP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(729,999)	(847,410)	(573,350)	(733,076)	(43,428)	(51,857)	88,704	(214,694)
Realized gain (loss) on investments	3,165,662	5,972,317	1,074,573	3,350,929	47,512	(43,492)	369,928	951,028
Change in unrealized gain (loss) on investments	8,054,879	(12,014,698)	712,618	(10,215,660)	603,667	(1,117,820)	3,195,112	(5,188,767)
Reinvested capital gains	4,612,332	2,726,712	1,191,119	568,594	432,601	-	3,707,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,102,874	(4,163,079)	2,404,960	(7,029,213)	1,040,352	(1,213,169)	7,361,442	(4,452,433)

Equity transactions:
Purchase payments received from contract owners (note 3)	716,187	789,729	607,736	710,211	28,221	128,854	284,770	375,709
Transfers between funds	(2,099,521)	(2,257,905)	(1,209,598)	(2,056,650)	(741,761)	(48,254)	(2,077,472)	(637,182)
Redemptions (note 3)	(10,173,047)	(17,368,817)	(8,445,057)	(14,225,533)	(1,120,619)	(1,640,589)	(8,260,379)	(12,408,656)
Annuity benefits	(1,825)	(2,200)	(988)	(1,055)	(11,390)	(12,198)	(9,727)	(11,099)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,271)	(13,775)	(5,569)	(7,988)	(1,569)	(1,880)	(8,178)	(5,921)
Adjustments to maintain reserves	454	1,426	(34)	208	(76)	45	(85)	(123)

Net equity transactions	(11,573,023)	(18,851,542)	(9,053,510)	(15,580,807)	(1,847,194)	(1,574,022)	(10,071,071)	(12,687,272)

Net change in contract owners’ equity	3,529,851	(23,014,621)	(6,648,550)	(22,610,020)	(806,842)	(2,787,191)	(2,709,629)	(17,139,705)
Contract owners’ equity beginning of period	60,789,189	83,803,810	52,933,812	75,543,832	6,816,124	9,603,315	45,678,261	62,817,966

Contract owners’ equity end of period	$64,319,040	60,789,189	46,285,262	52,933,812	6,009,282	6,816,124	42,968,632	45,678,261

CHANGES IN UNITS:
Beginning units	4,392,183	5,651,827	3,922,926	4,957,025	531,829	644,275	3,517,161	4,443,444
Units purchased	185,344	399,763	184,124	346,381	35,078	100,136	138,357	421,236
Units redeemed	(904,717)	(1,659,407)	(810,512)	(1,380,480)	(166,648)	(212,582)	(839,993)	(1,347,519)

Ending units	3,672,810	4,392,183	3,296,538	3,922,926	400,259	531,829	2,815,525	3,517,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SVOF		WFVSCG		JAGTS2		JAIGS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,746)	(4,162)	(71,159)	(98,023)	(50,716)	(179,913)	(236,327)	(677,304)
Realized gain (loss) on investments	35,599	33,857	367,404	(25,482)	1,480,930	3,659,801	(4,957,678)	(4,161,614)
Change in unrealized gain (loss) on investments	984	(46,626)	(159,584)	(418,005)	720,539	(5,071,672)	12,289,824	(28,487,796)
Reinvested capital gains	85	-	288,716	-	-	-	-	883,573

Net increase (decrease) in contract owners’ equity resulting from operations	32,922	(16,931)	425,377	(541,510)	2,150,753	(1,591,784)	7,095,819	(32,443,141)

Equity transactions:
Purchase payments received from contract owners (note 3)	(13,592)	8,808	84,357	156,757	161,441	705,174	396,635	2,067,982
Transfers between funds	(33,182)	32,303	(924,901)	(3,589,206)	(12,814,174)	(1,648,670)	(60,982,505)	(20,494,124)
Redemptions (note 3)	(54,338)	(39,193)	(1,022,632)	(976,029)	(866,193)	(2,899,241)	(2,479,019)	(14,809,383)
Annuity benefits	(2,156)	(2,175)	(3,848)	(836)	(1,022)	-	(6,329)	(28,154)
Contract maintenance charges (note 2)	(50)	(61)	(50)	(58)	(155)	(403)	(867)	(2,345)
Contingent deferred sales charges (note 2)	-	-	(868)	(914)	(1,316)	(6,660)	(3,807)	(28,329)
Adjustments to maintain reserves	555	1,526	(151)	34	68	(227)	13,871	(352)

Net equity transactions	(102,763)	1,208	(1,868,093)	(4,410,252)	(13,521,351)	(3,850,027)	(63,062,021)	(33,294,705)

Net change in contract owners’ equity	(69,841)	(15,723)	(1,442,716)	(4,951,762)	(11,370,598)	(5,441,811)	(55,966,202)	(65,737,846)
Contract owners’ equity beginning of period	276,065	291,788	6,492,523	11,444,285	11,370,598	16,812,409	55,968,812	121,706,658

Contract owners’ equity end of period	$206,224	276,065	5,049,807	6,492,523	-	11,370,598	2,610	55,968,812

CHANGES IN UNITS:
Beginning units	20,470	20,045	412,796	688,377	816,960	1,087,988	2,777,451	4,043,040
Units purchased	412	3,055	78,778	2,282,456	253,306	531,003	137,973	357,591
Units redeemed	(7,903)	(2,630)	(191,225)	(2,558,037)	(1,070,266)	(802,031)	(2,915,424)	(1,623,180)

Ending units	12,979	20,470	300,349	412,796	-	816,960	-	2,777,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA		AVCA2		AVCD2		VWEMR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(184)	(637)	(5,570)	(17,456)	(5,193)	(20,614)	(55,341)	8,027
Realized gain (loss) on investments	2,124	2,265	296,939	57,235	12,901	165,846	1,282,315	3,107,435
Change in unrealized gain (loss) on investments	4,827	(6,397)	(139,590)	(148,759)	152,643	(342,968)	1,198,502	(8,037,696)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,767	(4,769)	151,779	(108,980)	160,351	(197,736)	2,425,476	(4,922,234)

Equity transactions:
Purchase payments received from contract owners (note 3)	211	2,646	(9,303)	12,095	(95,257)	4,350	176,919	222,576
Transfers between funds	(51,417)	(779)	(1,124,190)	115,924	(1,218,251)	432,615	(14,544,702)	(3,772,539)
Redemptions (note 3)	(641)	(45,558)	(44,681)	(161,106)	(79,149)	(248,559)	(760,630)	(2,331,614)
Annuity benefits	-	-	(2,391)	(7,517)	(1,481)	(6,690)	-	-
Contract maintenance charges (note 2)	-	-	(6)	(16)	(9)	(37)	(51)	(188)
Contingent deferred sales charges (note 2)	-	-	-	(196)	(88)	(183)	(1,519)	(3,774)
Adjustments to maintain reserves	(11)	8	13	(61)	1,303	14	(54)	(257)

Net equity transactions	(51,858)	(43,683)	(1,180,558)	(40,877)	(1,392,932)	181,510	(15,130,037)	(5,885,796)

Net change in contract owners’ equity	(45,091)	(48,452)	(1,028,779)	(149,857)	(1,232,581)	(16,226)	(12,704,561)	(10,808,030)
Contract owners’ equity beginning of period	45,091	93,543	1,028,779	1,178,636	1,232,581	1,248,807	12,704,561	23,512,591

Contract owners’ equity end of period	$-	45,091	-	1,028,779	-	1,232,581	-	12,704,561

CHANGES IN UNITS:
Beginning units	4,899	9,360	123,477	125,988	125,245	110,859	606,157	823,233
Units purchased	53	283	31,499	22,031	13,084	160,531	63,022	135,518
Units redeemed	(4,952)	(4,744)	(154,976)	(24,542)	(138,329)	(146,145)	(669,179)	(352,594)

Ending units	-	4,899	-	123,477	-	125,245	-	606,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		CSIEF3		OVHI3		OVHI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(135,685)	47,550	-	22,508	150,089	227,203	8,419	10,021
Realized gain (loss) on investments	1,438,506	806,908	-	(53,706)	(118,307)	52,966	(141,750)	(188,774)
Change in unrealized gain (loss) on investments	(2,152,832)	(9,382,890)	-	(126,839)	77,686	(276,243)	139,798	177,894
Reinvested capital gains	2,537,636	586,535	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,687,625	(7,941,897)	-	(158,037)	109,468	3,926	6,467	(859)

Equity transactions:
Purchase payments received from contract owners (note 3)	181,890	1,239,969	-	30,392	11,575	19,578	-	-
Transfers between funds	(34,177,336)	(643,831)	-	(829,249)	(802,165)	(1,566,303)	(52,563)	(43,383)
Redemptions (note 3)	(1,860,428)	(6,465,332)	-	(152,497)	(274,828)	(333,477)	(18,813)	(16,801)
Annuity benefits	(1,439)	(4,812)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(150)	(354)	-	(2)	(21)	(16)	(6)	(8)
Contingent deferred sales charges (note 2)	(2,292)	(5,469)	-	(234)	(81)	(104)	(5)	(2)
Adjustments to maintain reserves	2,712	(741)	-	9	(61)	(112)	(18)	(38)

Net equity transactions	(35,857,043)	(5,880,570)	-	(951,581)	(1,065,581)	(1,880,434)	(71,405)	(60,232)

Net change in contract owners’ equity	(34,169,418)	(13,822,467)	-	(1,109,618)	(956,113)	(1,876,508)	(64,938)	(61,091)
Contract owners’ equity beginning of period	34,169,418	47,991,885	-	1,109,618	956,113	2,832,621	64,938	126,029

Contract owners’ equity end of period	$-	34,169,418	-	-	-	956,113	-	64,938

CHANGES IN UNITS:
Beginning units	1,173,183	1,361,957	-	98,789	347,539	995,159	21,860	40,971
Units purchased	75,075	509,268	-	29,974	140,416	324,374	-	-
Units redeemed	(1,248,258)	(698,042)	-	(128,763)	(487,955)	(971,994)	(21,860)	(19,111)

Ending units	-	1,173,183	-	-	-	347,539	-	21,860

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVHIS		WSCP		NVAGF3		AVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,514	1,947	-	(15,041)	-	40,952	-	4,571
Realized gain (loss) on investments	(61,910)	(12,083)	-	642,075	-	(126,856)	-	11,198
Change in unrealized gain (loss) on investments	60,885	9,270	-	(918,498)	-	52,091	-	(1,919)
Reinvested capital gains	-	-	-	-	-	62,150	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,489	(866)	-	(291,464)	-	28,337	-	13,850

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	34,713	-	8,540	-	281
Transfers between funds	(23,240)	-	-	(3,796,969)	-	(1,444,499)	-	(201,043)
Redemptions (note 3)	(14)	(657)	-	(729,863)	-	(129,731)	-	(14,275)
Annuity benefits	(1,828)	(2,300)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(45)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(6)	-	(475)	-	(319)	-	-
Adjustments to maintain reserves	-	2	-	(166)	-	(46)	-	(10)

Net equity transactions	(25,082)	(2,961)	-	(4,492,805)	-	(1,566,055)	-	(215,047)

Net change in contract owners’ equity	(22,593)	(3,827)	-	(4,784,269)	-	(1,537,718)	-	(201,197)
Contract owners’ equity beginning of period	22,593	26,420	-	4,784,269	-	1,537,718	-	201,197

Contract owners’ equity end of period	$-	22,593	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	6,674	7,510	-	387,091	-	125,863	-	20,191
Units purchased	-	102	-	12,436	-	4,995	-	7,085
Units redeemed	(6,674)	(938)	-	(399,527)	-	(130,858)	-	(27,276)

Ending units	-	6,674	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR2		GEF		AMRS		GEF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	(31)	-	8,033	(14)	(31)	-	4,493
Realized gain (loss) on investments	-	245	-	1,344,123	758	331	-	(807,515)
Change in unrealized gain (loss) on investments	-	(543)	-	(1,476,223)	(624)	(547)	-	710,618
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(329)	-	(124,067)	120	(247)	-	(92,404)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	2,483	(1,549)	-	-	43,268
Transfers between funds	-	841	-	(6,415,206)	(4,437)	-	-	(4,778,668)
Redemptions (note 3)	-	(2,556)	-	(673,810)	-	-	-	(287,291)
Annuity benefits	-	-	-	(1,742)	2,448	(1,054)	-	-
Contract maintenance charges (note 2)	-	-	-	(65)	-	-	-	(64)
Contingent deferred sales charges (note 2)	-	-	-	(339)	-	-	-	(987)
Adjustments to maintain reserves	-	(5)	-	9,654	635	(6)	-	168

Net equity transactions	-	(1,720)	-	(7,079,025)	(2,903)	(1,060)	-	(5,023,574)

Net change in contract owners’ equity	-	(2,049)	-	(7,203,092)	(2,783)	(1,307)	-	(5,115,978)
Contract owners’ equity beginning of period	-	2,049	-	7,203,092	2,783	4,090	-	5,115,978

Contract owners’ equity end of period	$-	-	-	-	-	2,783	-	-

CHANGES IN UNITS:
Beginning units	-	217	-	475,495	244	331	-	252,208
Units purchased	-	82	-	536	-	-	-	8,919
Units redeemed	-	(299)	-	(476,031)	(244)	(87)	-	(261,127)

Ending units	-	-	-	-	-	244	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

BB&T FUNDS

  Sterling Capital Strategic Allocation Equity VIF (BBCMAG)

  Sterling Capital Select Equity VIF (BBGI)

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION FUNDS

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

  The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

  VA International Equity Fund (HVIE)

  VA Situs Fund (HVSIT)

INVESCO AIM INVESTMENTS

  V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

  Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*

  Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

  Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

  Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)*

  Mid Cap Growth Series - Service Class (MMCGSC)

  New Discovery Series - Service Class (MNDSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  Federated NVIT High Income Bond Fund - Class III (HIBF3)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Emerging Markets Fund - Class III (GEM3)

  NVIT Emerging Markets Fund - Class VI (GEM6)

  NVIT International Equity Fund - Class I (GIG)

  NVIT International Equity Fund - Class III (GIG3)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)*

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Government Bond Fund - Class II (GBF2)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT International Index Fund - Class VIII (GVIX8)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*

  NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

  NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Van Kampen NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS Large Cap Growth Portfolio: Class B (ALVPGB)

  VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class I (ACVIG)

  VP Income & Growth Fund - Class II (ACVIG2)

  American Century VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)

  VP International Fund - Class III (ACVI3)

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)*

  VP Ultra(R) Fund - Class I (ACVU1)

  VP Ultra(R) Fund - Class II (ACVU2)*

  VP Value Fund - Class I (ACVV)

  VP Vista(SM) Fund - Class I (ACVVS1)*

  VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)

  Opportunistic Small Cap Portfolio: Initial Shares (DSC)

  Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

  International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Capital Appreciation Fund II - Service Shares (FCA2S)

  High Income Bond Fund II - Service Shares (FHIBS)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  VIP Contrafund Portfolio - Service Class (FCS)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

  VIP Growth Opportunities Portfolio - Service Class (FGOS)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Service Class (FHIS)

  VIP High Income Portfolio - Service Class R (FHISR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)*

  Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

  Templeton Foreign Securities Fund - Class 1 (TIF)*

  Templeton Foreign Securities Fund - Class 2 (TIF2)*

  Templeton Foreign Securities Fund - Class 3 (TIF3)

  Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

  Guardian Portfolio - I Class Shares (AMGP)

  International Portfolio - S Class Shares (AMINS)*

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

  Global Securities Fund/VA - Class 3 (OVGS3)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*

  Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Real Return Portfolio - Administrative Class (PMVRRA)

  Total Return Portfolio - Administrative Class (PMVTRA)

  Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  Putnam VT Growth and Income Fund - Class IB (PVGIB)*

  Putnam VT International Equity Fund - Class IB (PVTIGB)*

  Putnam VT Voyager Fund - Class IB (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

  Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)

  Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)

  Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

  V.I. Core Equity Fund - Series I (AVGI)

  V.I. Core Equity Fund - Series II (AVCE2)

  V.I. Equity and Income Fund - Series I (IVKEI1)

  V.I. Global Health Care Fund - Series I (IVHS)

  V.I. Global Real Estate Fund - Series I (IVRE)

  V.I. International Growth Fund - Series I (AVIE)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

  Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

  Micro-Cap Portfolio - Investment Class (ROCMC)

SECURITY BENEFIT LIFE

  SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)

  Series J (Mid Cap Growth Series) (SBLJ)

  Series N (Managed Asset Allocation Series) (SBLN)

  Series O (All Cap Value Series) (SBLO)

  Series P (High Yield Series) (SBLP)

  Series Q (Small Cap Value Series) (SBLQ)

  Series V (Mid Cap Value Series) (SBLV)

  Series X (Small Cap Growth Series) (SBLX)

  SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)

T. ROWE PRICE

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

  Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

  VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

  VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - Balanced (WRBP)

  Variable Insurance Portfolios - Bond (WRBDP)

  Variable Insurance Portfolios - Core Equity (WRCEP)

  Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

  Variable Insurance Portfolios - Energy (WRENG)

  Variable Insurance Portfolios - Global Bond (WRGBP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  Variable Insurance Portfolios - Global Natural Resources (WRGNR)

  Variable Insurance Portfolios - Growth (WRGP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - International Growth (WRIP)

  Variable Insurance Portfolios - International Core Equity (WRI2P)

  Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

  Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Money Market (WRMMP)

  Variable Insurance Portfolios - Real Estate Securities (WRRESP)

  Variable Insurance Portfolios - Science and Technology (WRSTP)

  Variable Insurance Portfolios - Small Cap Growth (WRSCP)

  Variable Insurance Portfolios - Small Cap Value (WRSCV)

  Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

  Advantage VT Opportunity Fund - Class 2 (SVOF)

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

  VT Omega Growth - Class 1 (EVOM)*

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	ALVDAB	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS

0.95%	$18,411,248	$-	$955	$2,299	$87,520	$1,016,521	$129,885	$-
1.00%	6,452,144	-	-	-	31,800	460,822	61,617	-
1.05%	1,312,255	-	-	1	5,450	100,517	15,056	-
1.10%	10,091,582	-	657	1,505	43,103	352,629	81,070	-
1.15%	4,934,498	-	932	1,362	35,019	187,484	26,083	-
1.20%	10,524,864	12	-	-	120,410	606,295	61,339	-
1.25%	2,146,930	64	358	103	11,632	90,390	10,399	-
1.30%	1,885,905	-	22	2,241	18,847	84,077	7,688	-
1.35%	2,408,388	-	63	142	17,858	127,813	9,484	-
1.40%	2,926,404	-	253	1,315	21,914	101,531	11,919	-
1.45%	468,740	-	122	132	3,338	20,059	1,039	-
1.50%	1,082,951	-	-	-	3,743	24,443	4,260	432
1.55%	833,386	-	-	20	4,431	11,188	1,191	-
1.60%	1,171,335	-	1,425	-	7,196	36,312	1,135	47
1.65%	1,193,469	-	-	-	5,537	23,585	2,354	258
1.70%	121,580	-	1,848	-	565	9,647	295	-
1.75%	650,538	-	-	-	1,223	11,112	2,572	-
1.80%	429,511	-	-	-	3,296	5,902	477	-
1.85%	148,530	-	-	-	947	2,570	88	-
1.90%	96,500	-	-	-	6,146	448	206	-
1.95%	410,217	-	-	-	2,323	33	-	35
2.00%	55,203	-	-	-	137	272	-	-
2.05%	286,741	-	-	-	-	2,287	1,034	-
2.10%	249,899	-	-	-	234	-	-	391
2.15%	47,358	-	-	-	-	186	-	-
2.20%	254,001	-	-	-	1,619	2,086	-	-
2.25%	620,828	-	-	-	-	13,587	-	-
2.35%	21,800	-	-	-	-	-	-	-
2.40%	1,076	-	-	-	-	-	-	-
2.45%	30,416	-	-	-	-	-	-	36
2.50%	18,912	-	-	-	-	-	-	-
2.60%	63,898	-	-	-	-	-	-	2

Totals	$69,351,107	$76	$6,635	$9,120	$434,288	$3,291,796	$429,191	$1,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS

0.95%	$-	$437	$2,491	$-	$2,341	$37,998	$-	$264,676
1.00%	-	18	287	-	254	17,443	-	156,801
1.05%	-	-	30	-	42	2,819	-	22,257
1.10%	-	23	195	-	881	13,728	-	105,470
1.15%	-	137	6	5	133	6,575	-	44,716
1.20%	-	130	441	-	1,993	31,725	-	204,145
1.25%	-	-	129	-	715	4,465	983	33,897
1.30%	-	-	-	-	1	8,171	-	52,964
1.35%	5	-	151	-	29	5,988	-	40,678
1.40%	-	-	314	-	678	5,402	-	40,839
1.45%	-	-	-	-	-	216	-	4,883
1.50%	-	-	-	-	750	1,518	-	21,877
1.55%	-	-	353	-	-	1,853	-	9,275
1.60%	-	-	375	-	-	3,155	-	11,908
1.65%	-	-	-	-	851	4,261	-	15,753
1.70%	-	-	-	-	-	164	-	2,576
1.75%	-	-	-	-	68	64	-	2,649
1.80%	-	-	-	-	81	629	-	4,448
1.85%	-	-	-	-	-	673	-	1,016
1.90%	-	-	-	-	-	-	-	216
1.95%	-	-	-	-	114	1,588	-	1,596
2.00%	-	-	-	-	23	-	-	391
2.05%	-	-	-	-	578	735	-	3,537
2.10%	-	-	-	-	1	117	-	-
2.15%	-	-	-	-	47	-	-	1
2.20%	-	-	-	-	287	616	-	194
2.25%	-	-	-	-	170	-	-	8,118
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$5	$745	$4,772	$5	$10,037	$149,903	$983	$1,054,881

	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI

0.95%	$76,157	$221,269	$-	$-	$666	$122,923	$26,659	$8,641
1.00%	48,711	124,704	-	-	143	32,530	4,154	2,173
1.05%	7,197	18,838	-	-	59	5,723	448	76
1.10%	34,637	101,283	-	-	170	32,580	5,867	2,746
1.15%	12,702	46,357	-	-	129	18,399	3,377	1,361
1.20%	45,726	190,755	-	-	74	68,190	9,688	7,092
1.25%	10,757	25,810	2,192	-	141	7,120	613	2,665
1.30%	8,096	24,437	-	-	-	15,522	1,893	1,307
1.35%	12,849	28,975	-	-	19	10,615	1,602	956
1.40%	5,304	27,566	-	-	18	15,599	2,328	2,058
1.45%	1,506	4,179	-	-	3	2,084	147	-
1.50%	2,145	9,725	-	3,056	1,154	9,426	1,171	254
1.55%	624	3,891	-	-	142	2,026	1,730	98
1.60%	1,366	5,973	-	627	1,426	4,760	1,025	205
1.65%	1,500	8,406	-	3,210	1,340	9,591	628	672
1.70%	163	1,193	-	-	-	633	789	35
1.75%	560	4,422	-	1,742	315	4,290	765	5,199
1.80%	1,199	3,302	-	958	403	2,097	286	55
1.85%	120	465	-	-	305	192	1,736	321
1.90%	138	248	-	1,608	372	470	39	-
1.95%	-	414	-	2,952	3,478	3,491	6,059	22
2.00%	-	173	-	-	-	2,496	-	-
2.05%	1,031	1,775	-	3,679	2,848	2,478	155	-
2.10%	25	-	-	2,135	1,353	2,673	879	-
2.15%	-	57	-	-	115	1,966	-	-
2.20%	160	817	-	1,419	2,566	4,655	118	-
2.25%	-	-	48	-	-	6,526	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,174	-	-
2.50%	-	-	-	-	-	620	-	-
2.60%	-	-	-	675	119	160	360	-

	$272,673	$855,034	$2,240	$22,061	$17,358	$391,009	$72,516	$35,936

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$-	$35,333	$-	$-	$388,838	$-	$74,906	$70,419
1.00%	-	11,445	-	-	145,278	-	39,452	17,286
1.05%	-	1,668	-	-	24,934	-	10,647	10,730
1.10%	-	10,755	-	-	200,223	-	35,855	16,014
1.15%	-	5,461	-	-	98,059	-	20,245	13,914
1.20%	-	16,733	21	595	311,557	-	62,898	74,745
1.25%	430	3,605	-	167	61,021	-	17,824	4,968
1.30%	-	2,275	-	-	55,419	-	28,971	14,430
1.35%	-	7,230	-	-	67,588	-	11,700	15,963
1.40%	-	3,725	-	-	87,070	-	21,195	7,980
1.45%	-	1,913	-	-	8,728	-	3,362	608
1.50%	707	365	-	38	20,960	12,193	2,422	2,664
1.55%	-	1,072	-	-	8,792	-	3,287	2,172
1.60%	-	8,242	34	10,295	26,114	665	1,386	898
1.65%	2,089	1,677	-	-	20,128	4,168	9,205	4,327
1.70%	-	22	-	-	2,995	-	326	-
1.75%	2,589	3,618	835	5,502	8,742	2,432	128	349
1.80%	-	471	-	-	9,459	4,180	1,002	1,303
1.85%	-	77	-	-	3,149	-	1,391	50
1.90%	-	12	-	-	521	2,709	70	70
1.95%	7,069	-	-	-	43	4,574	2,700	-
2.00%	-	205	-	-	1,240	1,135	346	35
2.05%	-	-	-	-	4,918	4,178	4,259	-
2.10%	-	-	-	-	-	3,320	117	-
2.15%	-	5	-	-	8	738	-	-
2.20%	390	-	-	-	2,921	4,180	4,325	-
2.25%	2,449	-	-	-	7,992	-	39,424	8,416
2.35%	-	-	-	-	-	2,010	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	987	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	829	-	-	-	-	622	-	-

	$16,552	$115,909	$890	$16,597	$1,566,697	$48,091	$397,443	$267,341

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$54,813	$133,668	$40,108	$88,722	$105,354	$3,391	$96,416	$-
1.00%	17,985	30,583	11,526	40,469	30,432	1,551	31,058	-
1.05%	4,326	11,082	3,841	12,154	5,782	53	5,212	-
1.10%	24,360	33,820	14,421	28,932	35,210	3,044	40,163	-
1.15%	16,389	21,808	7,232	20,897	18,468	1,351	34,102	-
1.20%	43,697	75,059	34,242	38,754	65,616	917	60,267	-
1.25%	9,156	16,453	5,843	8,004	19,100	1,104	12,885	-
1.30%	24,950	41,727	4,621	11,927	18,951	186	9,159	-
1.35%	8,282	15,615	4,643	12,051	19,599	54	19,620	-
1.40%	12,051	18,326	6,037	10,141	20,416	384	12,794	-
1.45%	55	2,512	61	1,241	1,199	-	1,860	-
1.50%	1,120	5,596	1,314	3,544	1,584	78	2,749	1,848
1.55%	3,076	2,067	1,895	2,608	2,720	-	3,592	-
1.60%	1,938	3,751	479	5,887	2,394	70	4,619	1,026
1.65%	2,973	10,476	1,296	2,969	5,552	261	2,032	968
1.70%	-	102	-	681	87	6	645	-
1.75%	1,470	3,054	-	9,446	1,504	-	4,871	874
1.80%	1,231	497	72	4,248	2,183	-	1,294	79
1.85%	101	362	-	507	299	-	2,347	-
1.90%	88	88	130	26	64	-	-	181
1.95%	74	448	-	126	-	-	5,215	1,294
2.00%	-	-	37	-	11	-	326	-
2.05%	26	760	27	-	5	148	555	892
2.10%	-	-	-	-	-	-	280	617
2.15%	1	-	-	-	-	-	1	83
2.20%	23	-	30	207	35	-	432	2,773
2.25%	-	14,712	15,877	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	365
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	211

	$228,185	$442,566	$153,732	$303,541	$356,565	$12,598	$352,494	$11,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2

0.95%	$20,498	$59,344	$-	$212,448	$19,156	$8,362	$24,544	$16,380
1.00%	10,202	26,597	-	105,493	2,015	2,091	11,999	6,043
1.05%	2,687	6,821	-	27,179	819	-	2,931	1,027
1.10%	8,332	21,073	-	85,640	6,020	4,053	17,498	11,969
1.15%	1,952	10,580	-	38,256	3,346	2,623	3,542	950
1.20%	7,713	52,511	-	100,349	6,532	5,304	13,853	5,648
1.25%	2,233	7,218	1,227	17,291	2,147	1,307	7,342	4,578
1.30%	3,205	6,932	-	26,766	348	-	2,512	8,388
1.35%	1,240	9,855	-	28,764	881	530	5,086	5,554
1.40%	1,298	5,753	-	21,143	1,017	75	5,080	1,282
1.45%	184	1,728	-	4,369	81	-	709	-
1.50%	441	2,735	-	5,561	390	-	255	1,255
1.55%	261	1,691	-	5,584	241	623	937	273
1.60%	221	4,250	-	6,706	149	-	294	-
1.65%	709	745	-	5,106	587	560	2,598	-
1.70%	-	341	-	1,149	93	-	-	-
1.75%	-	2,210	-	794	77	-	-	-
1.80%	471	589	-	1,965	-	-	-	2,469
1.85%	190	363	-	473	-	-	-	-
1.90%	-	-	-	1,612	-	-	2,638	-
1.95%	-	187	-	-	-	-	-	-
2.00%	-	64	-	24	-	-	-	-
2.05%	68	650	-	1,775	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	4	-	-	-	-	-	-
2.20%	72	499	-	308	-	-	-	-
2.25%	-	-	-	458	695	56	4,546	3,578
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$61,977	$222,740	$1,227	$699,213	$44,594	$25,584	$106,364	$69,394

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.95%	$24,926	$41,302	$18,965	$24,144	$24,890	$-	$16,234	$437,529
1.00%	10,339	33,355	10,264	7,869	15,777	-	5,222	237,131
1.05%	757	1,011	-	2,990	1,750	-	1,463	40,795
1.10%	6,465	27,667	9,233	16,117	5,877	-	4,567	110,977
1.15%	1,184	21,432	3,964	5,653	6,997	-	3,402	35,552
1.20%	18,110	39,702	16,572	19,983	23,746	-	24,309	109,336
1.25%	12,675	10,043	7,116	3,110	1,840	-	3,288	26,625
1.30%	4,174	4,454	3,021	5,210	2,379	-	8,772	18,825
1.35%	9,551	16,280	5,368	5,876	5,960	-	849	16,603
1.40%	4,953	1,170	-	5,474	4,632	-	1,657	23,185
1.45%	807	1,163	-	-	325	-	-	5,025
1.50%	1,652	786	-	-	1,638	2,365	170	9,831
1.55%	3,957	410	608	-	165	-	-	2,042
1.60%	2,515	2,420	246	-	1,012	622	1,210	6,843
1.65%	1,427	3,013	-	-	325	1,793	39	4,878
1.70%	-	-	-	391	606	-	23	1,854
1.75%	960	-	-	-	172	126	105	3,786
1.80%	419	2,764	-	-	109	62	-	1,786
1.85%	-	-	-	1,183	36	-	-	720
1.90%	-	-	-	-	-	-	-	61
1.95%	-	-	-	30	1	3,669	15	56
2.00%	53	-	259	-	-	-	-	-
2.05%	-	-	-	-	-	6,329	-	118
2.10%	-	-	-	-	-	738	-	458
2.15%	-	-	-	-	-	-	-	169
2.20%	-	-	-	-	-	727	29	632
2.25%	7,684	24,558	25,105	2,040	3,112	-	2,524	10,143
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	685	-	-
2.50%	-	-	-	-	-	369	-	-
2.60%	-	-	-	-	-	-	-	-

	$112,608	$231,530	$100,721	$100,070	$101,349	$17,485	$73,878	$1,104,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2

0.95%	$-	$689,024	$-	$116,761	$17,770	$103,397	$17,572	$5,954
1.00%	-	277,558	-	62,228	920	14,605	6,852	483
1.05%	-	64,117	-	17,686	320	6,808	472	-
1.10%	-	277,337	-	28,916	3,321	64,930	5,534	2,299
1.15%	-	129,433	-	13,505	942	25,161	7,997	138
1.20%	-	438,727	-	30,508	4,484	60,721	5,792	486
1.25%	-	56,931	-	5,180	3,649	58,516	667	990
1.30%	-	70,660	-	7,984	94	4,899	3,109	-
1.35%	-	76,588	-	5,642	280	24,622	268	818
1.40%	-	109,652	-	4,667	463	21,328	1,562	110
1.45%	-	7,246	-	272	4	5,702	16	-
1.50%	1,001	16,667	23,267	2,578	20	13,609	-	-
1.55%	-	23,188	-	1,321	-	7,082	3,414	-
1.60%	583	40,215	5,004	866	-	12,490	295	-
1.65%	2,235	20,279	15,017	818	70	13,804	-	-
1.70%	-	3,340	-	444	-	1,713	-	-
1.75%	547	22,241	8,226	1,310	-	7,078	118	-
1.80%	631	11,301	1,349	313	-	5,597	15	-
1.85%	-	3,492	-	-	45	2,118	-	-
1.90%	-	77	1,235	-	-	134	-	-
1.95%	428	29	11,537	-	-	18,852	-	-
2.00%	-	288	305	37	-	-	-	-
2.05%	826	2,284	6,372	37	-	5,607	-	-
2.10%	905	-	11,369	-	-	2,698	-	-
2.15%	-	352	-	-	-	877	-	-
2.20%	347	933	6,883	-	-	4,261	-	-
2.25%	-	20,469	-	-	-	2,897	597	1,236
2.35%	-	-	170	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	34	-	1,924	-	-	-	-	-
2.50%	556	-	270	-	-	-	-	-
2.60%	94	-	1,971	-	-	9,260	-	-

	$8,187	$2,362,428	$94,899	$301,073	$32,382	$498,766	$54,280	$12,514

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3

0.95%	$119,461	$505,321	$196,863	$185,056	$276,889	$753,357	$-	$171,334
1.00%	23,899	162,562	41,143	42,133	117,341	301,503	-	84,614
1.05%	5,883	48,887	11,203	9,234	18,041	77,231	-	16,493
1.10%	63,270	345,497	200,136	111,078	143,262	253,282	477	42,076
1.15%	45,921	219,963	127,454	52,910	75,312	121,840	1	20,570
1.20%	90,790	333,214	150,736	88,846	184,035	495,002	-	107,466
1.25%	19,425	159,196	84,239	41,773	35,776	65,356	-	18,099
1.30%	15,000	47,071	16,099	13,957	58,164	74,527	-	19,446
1.35%	36,256	79,655	45,506	26,318	51,297	103,279	-	17,605
1.40%	27,853	174,619	84,041	41,590	42,052	116,514	-	19,808
1.45%	3,578	20,814	4,829	5,073	8,497	8,721	-	2,887
1.50%	23,148	58,269	41,885	32,730	8,403	40,660	-	15,516
1.55%	8,029	23,347	66,271	6,224	9,014	13,294	-	2,056
1.60%	27,872	114,404	34,994	25,869	14,235	28,756	-	4,166
1.65%	18,363	71,131	40,933	30,104	11,262	56,933	-	5,136
1.70%	33	7,570	2,565	5,055	1,951	1,985	-	346
1.75%	8,421	75,904	16,965	23,694	14,316	30,932	-	1,009
1.80%	1,404	40,845	10,806	9,231	5,025	18,945	-	2,689
1.85%	5,115	8,679	6,180	1,444	2,499	3,605	-	499
1.90%	528	3,515	1,799	7,214	315	6,035	-	79
1.95%	8,152	13,070	20,949	3,739	2,923	7,431	-	793
2.00%	-	2,017	-	1,631	484	408	-	11
2.05%	2,748	17,195	9,001	8,522	4,199	16,189	-	1,024
2.10%	7,759	19,410	20,224	16,055	915	5,760	-	-
2.15%	2,154	5,567	7,244	7,739	226	3,174	-	67
2.20%	13,459	15,750	15,079	18,459	1,970	3,910	-	674
2.25%	4,216	77,900	54,698	10,184	2,234	12,011	-	42
2.35%	298	6,828	1,520	323	-	1,136	-	-
2.40%	-	-	1,024	-	-	-	-	-
2.45%	-	2,346	2,163	1,019	-	34	-	-
2.50%	3,211	2,463	2,447	3,848	-	-	-	-
2.60%	3,466	1,346	1,958	4,800	-	1,589	-	-

	$589,712	$2,664,355	$31,320,954	$835,852	$1,090,637	$2,623,399	$478	$554,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1

0.95%	$-	$24,425	$-	$60,134	$-	$20,934	$3,642	$279,575
1.00%	-	7,028	-	25,251	-	9,671	437	134,159
1.05%	-	2,079	-	2,456	-	1,519	449	20,433
1.10%	-	9,285	-	31,929	-	9,348	1,490	126,601
1.15%	-	8,867	-	28,880	-	9,241	901	55,947
1.20%	-	25,804	-	42,045	-	13,564	1,825	156,053
1.25%	26	2,919	1,935	11,077	-	2,926	2,708	37,621
1.30%	-	11,850	-	5,559	-	1,360	297	13,005
1.35%	-	2,915	-	12,058	-	2,102	358	27,992
1.40%	-	3,470	-	10,057	-	4,834	6,616	31,772
1.45%	-	137	-	1,476	-	346	138	5,246
1.50%	-	516	1,535	4,938	1,456	1,455	5,099	14,123
1.55%	-	1,004	-	1,219	-	580	-	4,914
1.60%	-	2,402	119	8,996	328	6,666	1,200	9,100
1.65%	-	803	1,526	9,970	1,633	676	4,426	16,468
1.70%	-	66	-	664	-	162	8	2,051
1.75%	-	1,250	286	5,417	196	1,894	1,940	2,775
1.80%	-	1,747	-	3,076	14	1,675	855	4,152
1.85%	-	722	-	98	-	143	-	802
1.90%	-	-	-	491	72	100	841	703
1.95%	-	12	231	2,391	2,742	-	5,787	753
2.00%	-	36	-	368	-	154	27	248
2.05%	-	591	472	2,541	434	9	1,504	3,834
2.10%	-	-	377	1,503	514	-	4,243	-
2.15%	-	-	-	67	-	12	351	227
2.20%	-	658	496	1,850	2,432	2	3,827	3,680
2.25%	-	-	-	3,599	155	4	994	4,582
2.35%	-	-	30	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	4	27	-	-	-	-
2.50%	-	-	-	-	-	-	195	-
2.60%	-	-	20	990	116	-	3,692	-

	$26	$108,586	$7,031	$279,127	$10,092	$89,377	$53,850	$956,816

	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2

0.95%	$-	$153,396	$67,045	$-	$325,742	$-	$333,731	$-
1.00%	-	36,389	25,560	-	105,327	-	129,897	-
1.05%	-	7,710	3,768	-	14,237	-	19,870	-
1.10%	-	102,196	34,848	-	140,715	-	112,379	-
1.15%	-	56,122	16,075	-	60,652	-	55,258	-
1.20%	37,759	149,814	54,366	-	189,906	-	184,770	-
1.25%	-	22,098	9,371	-	31,163	-	34,174	-
1.30%	14,739	20,469	6,641	-	23,859	-	33,551	-
1.35%	12,700	34,922	13,312	-	43,035	-	32,202	-
1.40%	7,388	44,138	8,963	-	41,280	-	54,643	-
1.45%	-	2,271	923	-	6,081	-	4,361	-
1.50%	593	10,933	1,661	741	11,760	3,102	11,703	5,981
1.55%	-	6,057	6,614	-	6,643	-	5,696	-
1.60%	34	8,509	4,298	32	19,927	934	10,354	2,983
1.65%	2,010	13,508	3,448	518	12,918	2,444	8,743	3,908
1.70%	-	2,177	372	-	2,973	-	1,053	-
1.75%	217	2,792	4,336	722	12,522	899	4,812	1,457
1.80%	43	6,929	3,054	-	6,995	20	6,617	2,232
1.85%	339	768	290	-	2,039	-	821	-
1.90%	-	545	35	254	412	468	531	1,586
1.95%	-	95	12	1,611	78	1,476	83	2,637
2.00%	-	-	27	27	353	97	146	499
2.05%	347	5,751	1,397	850	2,386	491	1,963	1,624
2.10%	607	-	-	938	-	2,238	-	2,922
2.15%	-	4	167	-	209	-	1	370
2.20%	-	796	1,008	632	1,828	1,845	196	2,723
2.25%	-	730	-	-	-	-	-	-
2.35%	-	-	-	-	-	117	-	-
2.40%	-	-	-	-	11	-	-	-
2.45%	-	-	-	-	-	-	-	1,639
2.50%	-	-	-	-	-	-	-	510
2.60%	-	-	-	122	-	721	-	705

	$76,776	$689,119	$267,591	$6,447	$1,063,051	$14,852	$1,047,555	$31,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB

0.95%	$198,721	$40,719	$1,266,028	$-	$11,760	$52,540	$353,870	$-
1.00%	88,349	7,963	583,280	-	1,749	34,799	101,348	-
1.05%	15,998	1,599	105,450	-	899	7,992	13,645	-
1.10%	56,315	5,670	441,983	-	5,227	25,070	126,238	-
1.15%	33,733	8,028	235,412	-	5,675	28,888	65,208	-
1.20%	127,369	21,000	749,167	-	4,702	47,989	164,245	-
1.25%	18,040	4,372	147,537	-	2,784	10,002	28,358	165
1.30%	29,207	2,547	116,776	-	1,179	4,413	22,289	-
1.35%	28,373	4,254	158,228	-	897	14,579	47,865	-
1.40%	20,433	6,649	188,548	-	746	8,157	35,151	-
1.45%	2,424	92	28,891	-	94	1,305	7,884	-
1.50%	17,257	541	52,286	34,098	19	3,828	17,734	3,676
1.55%	4,726	192	24,198	-	50	3,994	6,928	-
1.60%	6,041	404	51,814	7,348	114	2,721	20,856	625
1.65%	20,308	3,539	51,726	27,292	579	6,970	18,647	4,898
1.70%	1,665	-	8,682	-	108	1,440	1,116	-
1.75%	11,945	-	23,634	13,803	61	2,172	9,097	174
1.80%	7,309	-	20,976	6,876	-	1,772	9,487	1,158
1.85%	2,426	-	3,865	-	-	2,813	1,929	-
1.90%	959	-	2,578	7,549	-	-	853	-
1.95%	8,832	-	1,156	26,602	-	6,479	7,742	3,916
2.00%	45	-	952	1,638	-	34	525	-
2.05%	12,136	-	7,399	8,994	-	744	4,694	3,100
2.10%	5,030	-	-	11,998	-	477	6,649	2,383
2.15%	4	-	12	231	-	-	13	295
2.20%	2,797	-	5,442	16,311	35	128	7,064	3,392
2.25%	-	8,610	52,266	-	-	2,103	174	-
2.35%	-	-	-	2,737	-	-	1,262	-
2.40%	-	-	12	-	-	-	18	-
2.45%	610	-	-	2,014	-	-	151	447
2.50%	-	-	-	235	-	-	585	46
2.60%	1,186	-	-	2,934	-	-	797	453

	$722,238	$116,179	$4,328,298	$170,660	$36,678	$271,409	$1,082,422	$24,728

	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1

0.95%	$-	$13,492	$182,166	$-	$248,866	$2,389	$65	$37,366
1.00%	-	5,124	67,864	-	67,927	107	-	16,605
1.05%	-	220	16,247	-	13,540	-	-	1,038
1.10%	-	12,321	79,923	-	63,417	9,465	-	13,239
1.15%	-	2,637	35,938	-	39,889	4,717	-	6,660
1.20%	-	9,635	106,578	-	188,358	406	-	30,678
1.25%	-	1,261	18,509	-	22,171	97	-	2,616
1.30%	-	1,177	21,200	-	19,183	182	-	3,587
1.35%	-	3,525	23,350	-	44,450	-	-	3,202
1.40%	-	3,262	26,378	-	30,480	13	-	4,469
1.45%	-	112	2,434	-	635	-	-	172
1.50%	1,447	5,176	7,420	2,647	9,432	-	-	705
1.55%	-	852	7,207	-	9,879	-	-	1,597
1.60%	870	875	6,793	441	10,307	-	77	2,350
1.65%	7,531	5,738	10,422	2,706	5,244	16	4	512
1.70%	-	313	529	-	289	-	-	492
1.75%	283	1,882	4,855	1,156	6,084	162	1,824	112
1.80%	409	1,784	8,762	555	5,820	-	-	317
1.85%	-	1,358	1,356	-	2,320	-	-	1,265
1.90%	-	1,378	-	315	2,272	-	-	-
1.95%	4,602	11,873	1,688	1,047	2,588	-	-	3,050
2.00%	-	27	118	65	116	-	-	-
2.05%	1,588	2,473	3,469	1,528	52	-	-	-
2.10%	1,082	2,933	115	7,183	807	-	-	237
2.15%	-	-	-	399	2,250	-	-	-
2.20%	1,047	4,497	126	513	2,359	-	-	527
2.25%	-	12,676	-	-	22,521	-	-	-
2.35%	-	348	-	1,036	226	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	100	-	-	728	-	-	-
2.50%	-	45	-	46	-	-	-	-
2.60%	216	809	-	471	658	-	-	-

	$19,075	$107,903	$633,447	$20,108	$822,868	$17,554	$1,970	$130,796

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVMV2	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV

0.95%	$-	$-	$1,968	$74,564	$215,975	$-	$37	$470
1.00%	-	-	15	24,308	99,716	-	-	-
1.05%	-	-	-	2,655	27,143	-	-	-
1.10%	-	-	13,135	36,187	85,285	-	98	54
1.15%	-	-	6,701	20,183	43,298	-	-	9
1.20%	-	-	396	49,827	134,287	-	-	-
1.25%	3,198	-	361	12,295	22,001	-	61	-
1.30%	-	-	551	5,372	22,074	-	-	-
1.35%	-	-	-	22,504	27,034	-	-	-
1.40%	-	-	-	11,643	31,100	-	-	107
1.45%	-	-	-	3,237	3,036	-	-	-
1.50%	-	-	-	1,249	6,808	2,733	-	-
1.55%	-	-	-	1,866	5,163	-	203	19
1.60%	-	-	-	4,213	6,046	2,082	-	-
1.65%	-	-	73	1,970	6,307	4,065	-	-
1.70%	-	-	-	619	2,006	-	-	-
1.75%	-	1,263	-	2,825	2,270	1,271	-	-
1.80%	-	-	-	361	2,887	169	-	-
1.85%	-	-	-	916	883	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	801	1,971	2,585	-	-
2.00%	-	-	-	-	242	41	-	-
2.05%	-	-	-	1,143	1,863	2,539	-	-
2.10%	-	-	-	58	114	4,274	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	26	169	1,111	-	-
2.25%	4,232	-	-	10	2,693	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,608	-	-
2.50%	-	-	-	-	-	146	-	-
2.60%	-	-	-	-	-	1,451	-	-

	$7,430	$1,263	$23,200	$278,832	$750,371	$24,075	$399	$659

	FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS

0.95%	$-	$-	$321,873	$-	$-	$10,918	$55,632	$666,272
1.00%	-	-	86,878	-	-	1,093	25,253	321,468
1.05%	-	-	23,328	-	-	-	3,806	70,081
1.10%	-	-	154,966	-	-	80,290	27,908	310,653
1.15%	-	-	90,536	-	-	32,173	13,812	138,166
1.20%	-	-	228,873	-	-	3,097	45,201	397,232
1.25%	-	-	41,680	-	-	1,428	7,210	69,415
1.30%	-	-	55,504	-	-	2,574	7,078	74,801
1.35%	-	-	69,526	-	-	43	12,929	100,085
1.40%	-	-	68,363	-	-	-	10,424	105,170
1.45%	-	-	8,318	-	-	-	781	8,553
1.50%	696	5,888	9,606	11,080	2,492	-	2,278	23,773
1.55%	-	-	16,115	-	-	-	2,584	18,565
1.60%	1,413	1,421	32,982	3,037	286	-	2,865	39,173
1.65%	314	4,734	21,492	12,453	1,589	-	1,769	29,696
1.70%	-	-	2,663	-	-	-	701	4,827
1.75%	-	3,200	33,671	4,776	2,395	-	2,866	18,064
1.80%	78	777	12,399	817	418	-	4,008	12,248
1.85%	-	-	2,972	-	-	-	1,681	4,337
1.90%	-	-	-	1,713	-	-	83	619
1.95%	1,350	4,468	55	12,922	1,368	-	3,865	3,240
2.00%	-	333	529	474	58	-	160	399
2.05%	1,633	7,906	1,602	12,006	1,039	-	88	6,444
2.10%	677	8,752	-	8,527	2,047	-	231	58
2.15%	136	216	84	5,062	-	-	1	8
2.20%	1,894	1,814	221	3,704	734	-	35	1,115
2.25%	-	-	1,660	-	-	-	-	15,426
2.35%	-	428	-	447	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	751	-	312	-	-	-	-
2.50%	-	-	-	151	-	-	-	-
2.60%	152	980	-	2,705	704	-	-	-

	$8,343	$41,668	$1,285,896	$80,186	$13,130	$131,616	$233,249	$2,439,888

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS

0.95%	$-	$27,971	$-	$28,077	$-	$11,567	$-	$753
1.00%	-	13,449	-	14,334	-	22,812	-	39
1.05%	-	551	-	2,563	-	613	-	-
1.10%	-	14,693	-	18,514	-	13,591	-	7,638
1.15%	-	6,516	-	3,602	-	5,237	-	1,318
1.20%	-	26,529	-	20,718	-	9,935	-	8
1.25%	-	390	170	2,279	652	1,907	2,748	-
1.30%	-	15,248	-	783	-	4,226	-	40
1.35%	-	1,660	-	918	-	2,262	-	-
1.40%	-	3,212	-	2,121	-	727	-	-
1.45%	-	-	-	416	-	-	-	-
1.50%	19,697	1,489	-	3,055	-	-	-	-
1.55%	-	94	-	1,322	-	-	-	-
1.60%	3,159	374	-	279	-	-	-	-
1.65%	13,283	5,378	-	283	-	15	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	4,674	1,873	-	-	-	-	-	-
1.80%	5,355	560	-	2,348	-	9	-	-
1.85%	-	-	-	589	-	-	-	-
1.90%	5,037	-	-	-	-	-	-	-
1.95%	10,330	-	-	1,017	-	-	-	-
2.00%	90	-	-	-	-	-	-	-
2.05%	4,997	-	-	-	-	-	-	-
2.10%	8,811	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	7,951	-	-	-	-	-	-	-
2.25%	-	-	1,018	-	1,972	-	2,137	-
2.35%	282	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	948	-	-	-	-	-	-	-
2.50%	46	-	-	-	-	-	-	-
2.60%	5,395	-	-	-	-	-	-	-

	$90,055	$119,987	$1,188	$103,218	$2,624	$72,901	$4,885	$9,796

	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS

0.95%	$512,574	$-	$155,551	$140,353	$213,643	$119,581	$-	$53,294
1.00%	287,615	-	78,717	35,567	56,990	39,676	-	33,011
1.05%	55,661	-	21,431	10,295	15,478	4,509	-	7,224
1.10%	191,660	-	56,111	36,301	55,490	55,858	-	9,225
1.15%	72,351	-	25,366	20,950	42,841	18,860	-	5,054
1.20%	315,161	-	80,942	335,924	154,667	77,077	-	31,319
1.25%	54,477	-	10,092	6,330	18,132	7,729	6,032	4,622
1.30%	59,271	-	18,853	20,286	28,694	10,683	-	4,684
1.35%	47,378	-	17,712	22,671	19,786	19,130	-	2,070
1.40%	50,324	-	12,603	12,686	30,858	19,644	-	2,072
1.45%	5,893	-	1,148	2,337	986	2,164	-	1,060
1.50%	23,143	8,747	5,276	2,694	5,355	2,843	11,979	1,720
1.55%	17,619	-	2,898	2,129	5,849	2,235	-	390
1.60%	9,899	2,203	4,129	2,443	6,033	5,948	4,272	196
1.65%	18,166	6,312	4,882	2,030	6,580	14,205	19,648	1,254
1.70%	3,486	-	75	851	1,825	383	-	23
1.75%	9,107	4,125	4,586	729	10,909	946	5,167	216
1.80%	6,724	15	1,985	680	3,651	1,026	1,525	168
1.85%	3,727	-	235	205	220	1,432	-	3
1.90%	429	741	-	-	1,315	86	2,455	-
1.95%	3,434	2,968	10	2	60	3,546	11,435	-
2.00%	265	382	-	11	-	106	3,333	-
2.05%	2,686	3,486	-	-	139	2,836	7,948	699
2.10%	237	4,858	-	-	-	235	13,102	-
2.15%	-	-	-	-	-	1	-	-
2.20%	435	6,851	1,380	75	223	1,078	3,040	641
2.25%	3,230	-	-	-	24,532	-	17,094	-
2.35%	-	-	-	-	-	-	525	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,155	-	-	-	-	2,682	-
2.50%	-	136	-	-	-	-	1,023	-
2.60%	-	1,490	-	-	-	-	1,151	-

	$1,754,952	$43,469	$503,982	$655,549	$704,256	$411,817	$112,411	$158,945

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2

0.95%	$-	$71,777	$38,081	$113,804	$-	$43,243	$23,993	$-
1.00%	-	23,239	12,931	56,281	-	12,138	14,530	-
1.05%	-	5,634	2,899	10,828	-	1,758	1,024	-
1.10%	-	33,633	14,939	47,008	-	16,187	29,284	-
1.15%	-	15,964	9,048	26,522	-	10,079	3,376	-
1.20%	-	61,506	21,786	135,972	-	34,260	15,786	-
1.25%	-	9,324	4,093	15,170	6,801	9,363	5,252	318
1.30%	-	10,057	3,510	53,786	-	2,394	2,627	-
1.35%	-	9,196	4,627	63,329	-	5,852	8,115	-
1.40%	-	22,980	5,496	30,598	-	5,045	5,545	-
1.45%	-	1,621	834	2,828	-	1,081	1,618	-
1.50%	5,853	2,046	207	6,083	-	703	369	-
1.55%	-	2,028	106	2,952	-	2,131	1,358	-
1.60%	5,103	2,205	5,246	7,996	-	2,565	5,051	-
1.65%	11,734	2,954	1,554	24,933	-	1,297	459	-
1.70%	-	97	303	1,383	-	36	-	-
1.75%	3,078	1,725	1,757	5,838	-	545	1,293	-
1.80%	496	2,060	364	6,407	-	445	23	-
1.85%	-	712	324	2,693	-	173	102	-
1.90%	1,924	-	-	-	-	-	76	-
1.95%	8,550	57	27	4,181	-	-	71	-
2.00%	1,004	129	-	306	-	-	193	-
2.05%	1,962	388	622	-	-	-	1,325	-
2.10%	4,159	-	-	236	-	-	-	-
2.15%	86	1	-	-	-	-	1	-
2.20%	5,041	468	-	119	-	11	-	-
2.25%	-	-	638	7,601	3,459	-	-	-
2.35%	3	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	684	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	811	-	-	-	-	-	-	-

	$50,488	$279,801	$129,392	$626,854	$10,260	$149,306	$121,471	$318

	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS

0.95%	$21,344	$178,591	$11,313	$45,892	$-	$18	$-	$3,339
1.00%	10,979	56,954	5,451	17,238	-	-	-	303
1.05%	1,358	8,695	691	5,796	-	-	-	-
1.10%	6,196	52,098	2,857	25,705	-	-	-	858
1.15%	4,262	28,797	749	24,707	-	-	-	283
1.20%	11,146	117,586	5,768	62,036	-	84	-	944
1.25%	4,787	16,174	1,712	11,299	-	97	-	375
1.30%	12,896	27,153	2,989	4,540	-	-	-	387
1.35%	2,353	24,439	2,907	11,057	-	-	-	1,063
1.40%	9,138	25,340	2,531	7,514	-	-	-	398
1.45%	45	2,569	530	444	-	-	-	-
1.50%	537	3,562	144	3,384	-	-	-	1,174
1.55%	78	8,354	120	556	-	-	-	-
1.60%	2,028	5,611	5,966	2,814	468	1,009	299	1,065
1.65%	201	13,502	-	6,062	-	277	-	912
1.70%	-	3,666	-	42	-	-	-	-
1.75%	508	6,176	-	5,480	2,783	3,458	598	1,073
1.80%	-	3,037	189	2,485	-	-	-	-
1.85%	124	5,015	146	39	-	-	-	-
1.90%	-	-	-	137	-	-	-	1,445
1.95%	512	12,732	587	2,635	-	-	-	716
2.00%	-	-	-	358	-	-	-	371
2.05%	-	-	-	293	-	-	-	757
2.10%	-	825	-	5,045	-	-	-	104
2.15%	1	-	-	-	-	-	-	292
2.20%	-	164	-	812	-	-	-	320
2.25%	-	-	-	7,966	-	-	-	-
2.35%	-	-	-	69	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	175
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	111

	$88,493	$601,040	$44,650	$254,405	$3,251	$4,943	$897	$16,465

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC

0.95%	$23,370	$3,171	$222,366	$128,262	$-	$308,732	$-	$38,922
1.00%	11,312	250	51,682	35,563	-	165,031	-	10,862
1.05%	4,710	-	10,919	5,049	-	22,878	-	1,749
1.10%	8,355	16,449	95,787	76,409	-	121,126	-	18,975
1.15%	2,302	11,449	52,993	30,281	-	63,633	-	2,012
1.20%	30,631	532	171,863	106,550	-	177,733	-	11,258
1.25%	1,216	486	28,104	16,904	-	35,796	-	4,358
1.30%	704	333	26,074	13,417	-	30,328	-	621
1.35%	396	110	33,732	33,369	-	50,980	-	5,500
1.40%	479	-	45,701	31,120	-	42,896	-	2,203
1.45%	-	-	2,634	1,618	-	8,511	-	59
1.50%	94	-	13,303	6,532	5,121	13,824	8,745	1,669
1.55%	358	-	4,533	6,793	-	7,179	-	2,221
1.60%	1,000	-	21,192	11,637	1,191	8,251	2,314	280
1.65%	495	-	16,959	10,482	3,600	17,215	13,120	826
1.70%	417	-	1,901	574	-	1,453	-	316
1.75%	891	-	11,199	6,903	2,900	8,934	5,004	1,066
1.80%	29	-	5,762	8,051	2,290	10,926	1,085	-
1.85%	-	-	1,346	575	-	964	-	322
1.90%	181	-	4,381	756	516	824	1,415	-
1.95%	221	-	5,327	24	4,176	82	2,592	-
2.00%	-	-	1,472	1,736	-	237	93	-
2.05%	-	-	9,580	470	1,604	308	1,672	-
2.10%	137	-	2,789	606	2,353	-	5,589	-
2.15%	-	-	435	-	976	-	-	-
2.20%	-	-	6,687	400	2,179	988	2,498	-
2.25%	676	4	-	-	-	3,967	-	-
2.35%	-	-	3	-	901	-	534	-
2.40%	-	-	-	11	-	-	-	-
2.45%	177	-	1,551	-	97	-	218	-
2.50%	-	-	350	-	-	-	-	-
2.60%	-	-	1,864	-	153	-	758	-

	$88,151	$32,784	$852,489	$534,092	$28,057	$1,102,796	$45,637	$103,219

	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA

0.95%	$-	$170,025	$541	$-	$4,751	$28,700	$98,121	$1,947
1.00%	-	84,088	242	-	549	6,580	41,303	40
1.05%	-	15,763	15	-	105	1,624	14,217	-
1.10%	-	83,587	203	-	2,229	7,237	31,077	7,265
1.15%	-	38,976	236	-	641	3,303	22,575	3,954
1.20%	-	108,954	438	-	372	20,652	141,408	85
1.25%	2,096	28,464	62	52	534	1,148	10,360	40
1.30%	-	14,252	159	-	55	17,552	19,651	678
1.35%	-	23,037	207	-	-	1,844	14,315	-
1.40%	-	26,099	13	-	864	7,159	16,959	-
1.45%	-	3,463	-	-	28	558	429	-
1.50%	-	5,000	45	6,951	38	255	4,256	-
1.55%	-	1,256	25	-	309	1,158	2,956	-
1.60%	-	5,068	-	4,069	-	22	11,131	-
1.65%	-	9,584	-	22,263	10	295	4,152	-
1.70%	-	743	-	-	176	564	41	-
1.75%	-	1,599	7	6,298	-	69	2,781	-
1.80%	-	2,995	-	435	-	110	8,143	-
1.85%	-	616	-	-	120	1,223	960	-
1.90%	-	1,117	-	1,485	-	-	53	-
1.95%	-	73	-	9,148	544	3,401	606	-
2.00%	-	-	-	80	-	-	-	-
2.05%	-	47	-	2,254	-	-	-	-
2.10%	-	-	-	7,544	59	234	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	828	-	4,041	-	18	3,279	-
2.25%	-	4	-	-	-	-	7,125	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	602	-	-	-	-
2.50%	-	-	-	1,096	-	-	-	-
2.60%	-	-	-	764	-	-	-	-

	$2,096	$625,638	$2,193	$67,082	$11,384	$103,706	$455,898	$14,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	ACEG	AVBV2	AVGI

0.95%	$5,271	$39,352	$-	$1,060	$-	$39	$-	$90
1.00%	144	21,892	-	58	-	-	-	-
1.05%	-	4,707	-	363	-	-	-	-
1.10%	19,097	17,028	-	301	-	38	-	216
1.15%	6,389	13,594	-	532	-	215	-	-
1.20%	178	8,895	-	1,674	-	-	-	-
1.25%	454	1,794	138	195	-	-	327	-
1.30%	343	1,298	-	-	-	57	-	-
1.35%	-	2,603	-	34	-	-	-	89
1.40%	-	2,668	-	79	-	22	-	-
1.45%	-	843	-	-	-	-	-	-
1.50%	-	1,756	-	4,522	19,703	-	-	-
1.55%	-	3,296	-	103	-	-	-	713
1.60%	-	541	-	946	4,754	-	-	-
1.65%	-	446	-	2,395	18,727	-	-	-
1.70%	-	1,339	-	-	-	-	-	-
1.75%	-	759	-	1,785	7,999	-	-	-
1.80%	-	111	-	1,034	2,325	-	-	-
1.85%	-	1,995	-	-	-	-	-	-
1.90%	-	-	-	798	5,976	-	-	-
1.95%	-	5,006	-	4,810	17,848	-	-	-
2.00%	-	-	-	842	1,035	-	-	-
2.05%	-	-	-	2,532	3,656	-	-	-
2.10%	-	531	-	1,819	10,669	-	-	-
2.15%	-	-	-	1,054	2,492	-	-	-
2.20%	-	5	-	3,302	6,800	-	-	-
2.25%	-	-	-	141	-	-	-	-
2.35%	-	-	-	164	322	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	635	932	-	-	-
2.50%	-	-	-	-	382	-	-	-
2.60%	-	-	-	348	3,301	-	-	-

	$31,876	$130,459	$138	$31,526	$106,921	$371	$327	$1,108

	AVCE2	IVKEI1	IVHS	IVRE	VYDS	ROCMC	SBLD	SBLJ

0.95%	$-	$1,017	$27	$249	$2,431	$196	$-	$66
1.00%	-	-	-	4	6,214	13	-	-
1.05%	-	-	-	-	333	-	-	-
1.10%	-	976	1,154	2,145	11,585	5,631	1,256	1,045
1.15%	-	217	103	1,263	1,431	3,310	1,035	172
1.20%	-	-	16	1	7,843	158	71	-
1.25%	-	227	86	100	1,577	33	-	163
1.30%	-	78	-	25	2,492	-	172	71
1.35%	-	28	-	-	290	-	-	-
1.40%	-	-	-	-	827	-	-	-
1.45%	-	-	-	-	25	-	-	-
1.50%	1,548	-	-	-	516	-	-	-
1.55%	-	28	-	-	438	-	-	-
1.60%	715	-	-	-	2,379	-	-	-
1.65%	725	-	-	-	156	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	660	-	-	-	-	-	-	-
1.80%	49	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	918	-	-	-	-	-	-	-
1.95%	2,143	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	1,734	-	-	-	-	-	-	-
2.10%	1,539	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	365	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,295	-	-	-	-	-	-	-
2.50%	136	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$11,827	$2,571	$1,386	$3,787	$38,537	$9,341	$2,534	$1,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2

0.95%	$10	$924	$418	$250	$1,229	$-	$-	$74,924
1.00%	-	33	2	14	22	-	-	24,646
1.05%	-	-	-	-	-	-	-	4,332
1.10%	1,064	3,937	3,535	5,828	12,731	994	199	12,864
1.15%	464	762	480	3,553	8,050	1	-	7,337
1.20%	33	544	-	352	880	-	-	20,208
1.25%	63	13	3	44	300	-	81	3,510
1.30%	50	-	164	304	177	-	-	4,229
1.35%	-	-	-	-	-	-	-	10,111
1.40%	-	-	-	-	-	-	-	7,743
1.45%	-	-	-	-	-	-	-	256
1.50%	-	-	-	-	-	-	-	718
1.55%	-	-	-	-	-	-	-	2,133
1.60%	-	-	-	-	-	-	-	1,915
1.65%	-	-	-	-	-	-	-	892
1.70%	-	-	-	-	-	-	-	157
1.75%	-	-	-	-	-	-	-	3,544
1.80%	-	-	-	-	-	-	-	269
1.85%	-	-	-	-	-	-	-	25
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	1,295
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1,618
2.10%	-	-	-	-	-	-	-	1,167
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	339
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	204

	$1,684	$6,213	$4,602	$10,345	$23,389	$995	$280	$184,436

	VWHAS	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV

0.95%	$5,698	$76,848	$99,912	$495,242	$152,204	$306,766	$350,829	$57,824
1.00%	1,651	29,313	42,387	39,628	3,990	15,069	13,322	1,337
1.05%	22	6,533	7,061	10,800	1,610	3,475	3,275	82
1.10%	2,514	21,604	26,682	632,278	175,595	335,875	425,122	63,936
1.15%	3,648	10,761	13,278	292,310	91,621	153,185	178,686	31,232
1.20%	3,045	55,249	60,959	106,058	6,251	11,700	13,151	1,964
1.25%	725	5,046	5,847	41,262	8,757	24,055	21,350	3,083
1.30%	318	13,170	12,430	17,396	1,624	4,444	2,497	718
1.35%	191	10,186	12,601	35,123	6,665	9,821	17,674	4,016
1.40%	170	4,005	13,190	116,374	28,235	66,131	50,898	6,813
1.45%	216	1,170	674	41,975	11,071	20,351	24,258	4,064
1.50%	1,002	5,270	1,778	21,447	2,166	16,339	13,439	1,455
1.55%	248	2,254	1,682	75,352	14,619	29,464	36,393	7,407
1.60%	407	910	2,600	40,041	10,342	29,444	24,709	6,560
1.65%	68	1,379	1,317	19,340	6,363	12,260	13,918	1,355
1.70%	86	432	122	3,080	559	1,640	502	297
1.75%	-	987	1,948	2,944	1,075	2,161	1,194	-
1.80%	9	825	2,534	4,242	1,418	2,740	3,226	559
1.85%	392	344	736	6,318	2,123	2,047	4,039	109
1.90%	-	21	17	29	22	219	106	-
1.95%	676	880	1,209	9,843	982	1,279	597	-
2.00%	-	-	-	3,705	476	7,568	1,473	204
2.05%	-	415	1,849	279	2	11	2	7
2.10%	82	60	249	311	41	62	68	-
2.15%	-	-	-	-	85	520	-	-
2.20%	34	553	332	620	-	-	-	-
2.25%	-	-	97	1,833	95	3,522	735	37
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	110	-	-	-	-	-

	$21,202	$248,215	$311,601	$2,017,830	$527,991	$1,060,148	$1,201,463	$193,059

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP

0.95%	$19,475	$10,755	$58,145	$365,738	$238,063	$102,123	$42,850	$9,744
1.00%	499	546	704	12,566	9,483	2,194	355	908
1.05%	18	-	269	2,056	1,879	1,560	50	-
1.10%	38,553	4,432	87,343	409,304	295,336	121,807	49,576	20,200
1.15%	14,504	2,002	29,954	185,317	128,644	45,392	21,975	2,871
1.20%	1,540	190	3,857	15,614	10,465	5,861	2,145	60
1.25%	1,711	107	3,841	20,688	18,097	5,125	2,042	356
1.30%	14	23	765	4,134	1,441	116	223	42
1.35%	1,046	41	3,218	18,268	8,600	3,282	1,726	1,004
1.40%	1,912	560	15,979	61,735	37,508	16,251	7,169	2,784
1.45%	897	625	4,241	31,034	13,621	4,881	889	186
1.50%	82	2,348	2,255	14,830	9,583	5,372	2,514	-
1.55%	5,244	679	17,778	36,066	30,678	12,529	7,315	2,244
1.60%	1,617	-	4,830	25,370	24,100	5,140	1,425	1,023
1.65%	208	221	1,266	21,872	3,878	2,468	774	-
1.70%	22	307	413	1,580	997	596	195	-
1.75%	-	-	7	1,458	63	-	37	-
1.80%	918	-	1,056	3,064	1,930	703	435	-
1.85%	109	-	1,290	3,882	1,545	1,365	325	-
1.90%	-	-	4	112	8	15	-	-
1.95%	-	-	559	1,134	1,679	775	-	-
2.00%	144	-	243	866	1,420	1,143	79	102
2.05%	76	-	2	-	12	2	2	-
2.10%	287	-	44	37	120	-	-	-
2.15%	-	-	-	110	-	-	-	-
2.20%	-	-	-	-	5	-	-	-
2.25%	1	35	1,080	1,185	80	3,499	33	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$88,877	$22,871	$239,143	$1,238,020	$839,235	$342,199	$142,134	$41,524

	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$13,142	$43,492	$78,821	$22,039	$204,895	$176,324	$17,757	$124,840
1.00%	94	544	3,070	1,001	3,339	3,137	1,293	551
1.05%	149	323	2,470	46	1,019	914	139	846
1.10%	15,894	53,112	65,466	40,859	273,281	200,668	28,729	176,875
1.15%	7,238	22,531	39,698	11,100	101,373	84,684	11,113	91,569
1.20%	1,518	2,749	1,876	1,862	10,989	8,496	924	5,505
1.25%	836	3,338	3,522	1,527	8,747	10,319	1,543	7,030
1.30%	318	1,091	1,696	39	2,100	850	77	885
1.35%	1,059	1,912	3,712	3,574	13,498	10,474	2,037	7,902
1.40%	2,051	7,868	9,609	2,941	39,092	28,001	3,338	28,502
1.45%	192	3,045	2,995	155	6,789	4,245	927	13,629
1.50%	71	2,719	1,247	831	6,765	6,192	258	8,541
1.55%	758	5,237	7,908	4,664	29,208	17,187	1,868	13,704
1.60%	553	3,551	11,441	2,048	16,110	9,005	1,655	16,475
1.65%	12	2,520	1,103	664	4,341	4,642	492	9,442
1.70%	23	606	682	6	176	364	133	872
1.75%	2	37	-	-	464	166	-	524
1.80%	-	502	5,766	198	2,883	2,758	37	1,591
1.85%	1,304	1,036	21	281	2,512	3,034	678	2,504
1.90%	-	3	51	-	-	8	-	38
1.95%	-	-	634	-	690	476	-	794
2.00%	-	370	1,568	-	1,518	485	-	1,542
2.05%	-	2	-	2	5	2	2	2
2.10%	-	-	-	-	69	37	-	54
2.15%	-	-	-	-	62	-	-	76
2.20%	-	-	-	-	-	-	-	-
2.25%	-	764	3,328	144	74	882	-	877
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$45,214	$157,352	$246,684	$93,981	$729,999	$573,350	$73,000	$515,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCA2	AVCD2	VWEMR

0.95%	$-	$13,769	$11,728	$57,430	$20	$311	$1,107	$15,106
1.00%	-	10,329	5,367	23,944	-	78	150	6,759
1.05%	-	2,512	530	4,364	-	-	20	1,508
1.10%	-	3,095	7,844	28,738	19	144	462	4,022
1.15%	-	2,844	3,309	11,422	107	394	85	1,561
1.20%	301	14,717	10,110	57,091	-	832	1,118	14,962
1.25%	-	2,744	2,769	8,439	-	105	397	899
1.30%	-	971	765	5,087	27	30	-	4,680
1.35%	-	2,629	2,772	11,902	-	52	28	2,341
1.40%	-	1,678	1,540	9,515	11	46	336	1,362
1.45%	-	74	75	1,341	-	-	-	142
1.50%	-	1,571	292	2,502	-	775	383	216
1.55%	-	864	177	1,133	-	51	-	534
1.60%	799	496	410	3,075	-	168	-	188
1.65%	77	10,151	509	4,983	-	523	398	279
1.70%	-	168	10	477	-	-	-	32
1.75%	2,801	-	771	2,368	-	223	34	362
1.80%	-	76	1,283	683	-	41	40	263
1.85%	-	45	54	270	-	-	-	6
1.90%	-	91	61	135	-	26	-	11
1.95%	-	-	-	213	-	452	59	-
2.00%	-	-	-	97	-	-	11	-
2.05%	-	2,335	301	899	-	88	286	108
2.10%	-	-	12	-	-	61	34	-
2.15%	-	-	-	32	-	180	54	-
2.20%	-	-	27	187	-	688	100	-
2.25%	-	-	-	-	-	81	91	-
2.35%	-	-	-	-	-	81	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	107	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	33	-	-

	$3,978	$71,159	$50,716	$236,327	$184	$5,570	$5,193	$55,341

	VWHAR	OVHI3	OVHI	OVHIS	AMRS

0.95%	$39,290	$2,440	$99	$-	$-
1.00%	18,490	875	48	-	-
1.05%	3,186	58	-	-	-
1.10%	10,820	643	106	-	-
1.15%	5,138	888	30	-	-
1.20%	28,881	1,774	30	-	-
1.25%	2,647	249	12	239	14
1.30%	6,445	196	-	-	-
1.35%	4,395	926	-	-	-
1.40%	4,408	332	7	-	-
1.45%	491	265	-	-	-
1.50%	1,423	124	72	-	-
1.55%	1,313	-	110	-	-
1.60%	1,071	-	-	-	-
1.65%	858	-	-	-	-
1.70%	145	-	-	-	-
1.75%	1,104	20	-	-	-
1.80%	1,778	54	-	-	-
1.85%	767	9	-	-	-
1.90%	9	-	-	-	-
1.95%	1,503	-	-	-	-
2.00%	-	-	-	-	-
2.05%	954	-	-	-	-
2.10%	216	-	-	-	-
2.15%	-	-	-	-	-
2.20%	238	-	-	-	-
2.25%	54	-	-	-	-
2.35%	-	-	-	-	-
2.40%	-	-	-	-	-
2.45%	-	-	-	-	-
2.50%	-	-	-	-	-
2.60%	61	-	-	-	-

	$135,685	$8,853	$514	$239	$14

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $35,115,035 and $57,410,587, respectively, and total transfers from the Account to the fixed account were $121,806,985 and $164,303,670, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $110 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $9,562,075 and $11,966,193 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$5,859,795,452	$0	$0	$5,859,795,452

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	$22,685	$73
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)	10,422	151,697
Sterling Capital Select Equity VIF (BBGI)	12,491	133,104
Global Allocation V.I. Fund - Class III (MLVGA3)	4,176,261	6,060,801
Stock Index Fund, Inc. - Initial Shares (DSIF)	22,674,349	51,435,440
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	1,146,793	7,765,085
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	378	15,755
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	2,121	5
VA International Equity Fund (HVIE)	28,515	9,603
VA Situs Fund (HVSIT)	452,998	268,225
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	12,271	4
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	1,545,463	294,202
Mid Cap Value Portfolio: Class 1 (JPMMV1)	4,917,668	2,668,072
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	7,843	6,897
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	3,581,907	17,965,241
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	16,195,539	5,638,067
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	71,918,288	17,046,367
Investors Growth Stock Series - Service Class (MIGSC)	17,838	42,107
Mid Cap Growth Series - Service Class (MMCGSC)	19,036	288,329
New Discovery Series - Service Class (MNDSC)	1,152,503	585,587
Value Series - Service Class (MVFSC)	3,665,267	6,894,983
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	3,024,463	1,470,683
Core Plus Fixed Income Portfolio - Class I (MSVFI)	863,377	1,581,304
Core Plus Fixed Income Portfolio - Class II (MSVF2)	39,881	81,610
Emerging Markets Debt Portfolio - Class I (MSEM)	462,933	1,990,139
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	5,757	2,417
U.S. Real Estate Portfolio - Class I (MSVRE)	38,441	123,587
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	7,058,554	27,251,066
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	200,094	747,854
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	4,602,509	4,582,321
American Funds NVIT Bond Fund - Class II (GVABD2)	2,550,007	5,817,916
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	2,424,562	4,871,850
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,782,153	7,467,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	1,878,609	3,004,129
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,159,076	4,616,343
Federated NVIT High Income Bond Fund - Class III (HIBF3)	10,333,446	12,806,274
NVIT Emerging Markets Fund - Class I (GEM)	20,888	187,805
NVIT Emerging Markets Fund - Class III (GEM3)	3,152,685	11,198,572
NVIT Emerging Markets Fund - Class VI (GEM6)	77,269	208,449
NVIT International Equity Fund - Class I (GIG)	463,746	1,013,433
NVIT International Equity Fund - Class III (GIG3)	391,755	4,814,755
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	13,787	14,538
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	5,719,010	14,197,783
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	1,482,927	965,011
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	208,547	828,575
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	2,625,162	1,927,606
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,088,659	1,325,731
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	3,167,455	5,251,528
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	4,920,552	5,926,166
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	1,194,405	1,940,228
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,174,674	1,616,191
NVIT Core Bond Fund - Class I (NVCBD1)	5,846,991	6,162,996
NVIT Core Bond Fund - Class II (NVCBD2)	163,540	190,698
NVIT Core Plus Bond Fund - Class II (NVLCP2)	2,547,983	2,318,585
NVIT Nationwide Fund - Class I (TRF)	1,695,923	17,890,798
NVIT Nationwide Fund - Class II (TRF2)	36,456	156,951
NVIT Government Bond Fund - Class I (GBF)	43,801,023	68,549,485
NVIT Government Bond Fund - Class II (GBF2)	420,558	1,630,469
American Century NVIT Growth Fund - Class I (CAF)	1,600,894	4,866,945
NVIT International Index Fund - Class VIII (GVIX8)	758,183	3,480,703
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	7,212,361	11,536,411
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,139,850	688,775
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	231,423	259,601
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	9,548,425	12,534,099
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,908,515	39,463,427
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,200,825	20,987,084
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,101,245	11,511,094
NVIT Mid Cap Index Fund - Class I (MCIF)	8,205,904	21,329,536
NVIT Money Market Fund - Class I (SAM)	52,161,914	102,031,473
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	54,190	1,271
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	489,865	9,296,794
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	16	212
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,455,426	3,053,359
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	28,960	71,065
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,904,007	5,479,214
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	14,016	148,376
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,640,140	2,683,046
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	109,751	838,370
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,030,679	17,338,881
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	707,632	1,176,967
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,558,473	11,771,310
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	931,535	5,621,736
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	26,973	129,897
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,003,686	18,009,305
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	21,396	247,207
NVIT Multi-Manager Small Company Fund - Class I (SCF)	948,384	18,499,888
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	22,815	288,045
NVIT Multi-Sector Bond Fund - Class I (MSBF)	8,293,379	12,491,718
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,176,467	3,574,602
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,899,792	76,243,363
NVIT Large Cap Growth Fund - Class II (NVOLG2)	220,199	2,829,588
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,218,537	728,097
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	1,827,350	5,207,676
NVIT Real Estate Fund - Class I (NVRE1)	13,214,865	18,628,507
VPS Growth and Income Portfolio - Class B (ALVGIB)	131,104	330,917
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	2,562	239,329
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	1,012,970	2,763,982
VP Income & Growth Fund - Class I (ACVIG)	3,389,257	11,049,068
VP Income & Growth Fund - Class II (ACVIG2)	80,554	278,379
American Century VP Inflation Protection Fund - Class II (ACVIP2)	11,421,792	16,912,664
VP International Fund - Class I (ACVI)	110,796	454,654
VP International Fund - Class III (ACVI3)	1,961	26,690
VP Mid Cap Value Fund - Class I (ACVMV1)	2,006,135	2,618,964
VP Mid Cap Value Fund - Class II (ACVMV2)	56,234	105,270
VP Ultra(R) Fund - Class I (ACVU1)	925,165	1,199,521
VP Value Fund - Class I (ACVV)	179,469	500,360
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,071,201	6,721,268
Appreciation Portfolio - Initial Shares (DCAP)	10,334,952	12,620,426
Appreciation Portfolio - Service Shares (DCAPS)	140,611	420,148
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	1,377	23,564
International Value Portfolio - Initial Shares (DVIV)	2,230	32,684
Managed Tail Risk Fund II: Service Shares (FCA2S)	31,016	221,471
High Income Bond Fund II - Service Shares (FHIBS)	396,813	598,260
Quality Bond Fund II - Primary Shares (FQB)	10,238,555	23,218,694
Quality Bond Fund II - Service Shares (FQBS)	251,920	993,778
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	6,143	298,295
VIP Contrafund Portfolio - Service Class (FCS)	313,715	1,144,575
VIP Energy Portfolio - Service Class 2 (FNRS2)	3,229,048	9,740,435
VIP Equity-Income Portfolio - Service Class (FEIS)	21,410,656	40,625,444
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	543,721	1,279,103
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,247,735	3,317,560
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	12,895	11,140

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,526,650	1,459,597
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	4,808	15,233
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,289,130	1,582,468
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	19,305	59,433
VIP Growth Opportunities Portfolio - Service Class (FGOS)	425,250	220,688
VIP Growth Portfolio - Service Class (FGS)	1,958,562	30,261,867
VIP Growth Portfolio - Service Class 2 (FG2)	184,733	621,590
VIP High Income Portfolio - Service Class (FHIS)	2,628,753	8,688,125
VIP High Income Portfolio - Service Class R (FHISR)	48,534,564	46,542,758
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	8,175,789	13,874,941
VIP Mid Cap Portfolio - Service Class (FMCS)	4,614,151	10,195,920
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	564,317	966,306
VIP Overseas Portfolio - Service Class (FOS)	359,996	2,566,622
VIP Overseas Portfolio - Service Class 2 R (FO2R)	123,875	645,200
VIP Overseas Portfolio - Service Class R (FOSR)	962,823	5,300,914
VIP Value Strategies Portfolio - Service Class (FVSS)	1,623,768	3,189,818
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,373,155	7,887,649
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	26,721	144,798
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	973,702	5,097,202
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	4,651,159	2,717,314
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,713	5,085
Templeton Foreign Securities Fund - Class 3 (TIF3)	2,126,771	1,445,951
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	6,072,586	14,394,098
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	575,394	1,492,429
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	3,268,393	6,038,122
Guardian Portfolio - I Class Shares (AMGP)	2,074	34,029
International Portfolio - S Class Shares (AMINS)	-	-
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	764	68,340
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	5,551	3,716
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	-	2,917
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	209,048	553,636
Socially Responsive Portfolio - I Class Shares (AMSRS)	720,078	2,114,987
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	85,949	492,254
Global Securities Fund/VA - Class 3 (OVGS3)	2,129,412	13,953,375
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,094,411	9,145,880
Global Securities Fund/VA - Service Class (OVGSS)	29,159	630,645
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	5,640,639	23,007,599
Main Street Fund(R)/VA - Service Class (OVGIS)	19,650	486,629
Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	6,413,298	7,897,448
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	1,850	17,595
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,863,866	11,247,534
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,373,880	117,138
Global Strategic Income Fund/VA: Service Shares (OVSBS)	589,478	980,979
All Asset Portfolio - Advisor Class (PMVAAD)	3,766,678	130,511
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,701,185	3,792,118
Low Duration Portfolio - Advisor Class (PMVLAD)	11,196,133	8,130,125
Real Return Portfolio - Administrative Class (PMVRRA)	667,140	710,002
Total Return Portfolio - Administrative Class (PMVTRA)	720,299	714,039
Total Return Portfolio - Advisor Class (PMVTRD)	13,676,243	3,400,352
Putnam VT Growth and Income Fund - Class IB (PVGIB)	336	1,145
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)	1,378,205	586,669
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)	181,182	1,475,368
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	52,911	6,786
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	29,601	76,761
V.I. Core Equity Fund - Series I (AVGI)	713	98,813
V.I. Core Equity Fund - Series II (AVCE2)	5,420	142,403
V.I. Equity and Income Fund - Series I (IVKEI1)	4,839	26,457
V.I. Global Health Care Fund - Series I (IVHS)	88,556	18,755
V.I. Global Real Estate Fund - Series I (IVRE)	78,868	70,091
Diversified Stock Fund Class A Shares (VYDS)	86,707	653,961
Micro-Cap Portfolio - Investment Class (ROCMC)	81,781	171,044
SBL Fund - Series D (MSCI EAFE Equal Weight Series (SBLD)	10,379	100,132
Series J (Mid Cap Growth Series) (SBLJ)	8,053	35,188
Series N (Managed Asset Allocation Series) (SBLN)	146,338	74,382
Blue Chip Growth Portfolio - II (TRBCG2)	-	-
Series O (All Cap Value Series) (SBLO)	68,430	638,778
Series P (High Yield Series) (SBLP)	196,888	189,360
Series Q (Small Cap Value Series) (SBLQ)	222,834	448,609
Series V (Mid Cap Value Series) (SBLV)	384,964	466,194
Series X (Small Cap Growth Series) (SBLX)	13,835	12,944
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)	12,615	2,625
Health Sciences Portfolio - II (TRHS2)	15,465,039	4,773,001
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	5,637,467	2,090,025
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	20,401,006	6,182,645
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	35,850,279	13,286,686
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,272,512	40,098,716
Variable Insurance Portfolios - Balanced (WRBP)	5,098,818	8,601,221
Variable Insurance Portfolios - Bond (WRBDP)	8,761,096	14,305,002
Variable Insurance Portfolios - Core Equity (WRCEP)	11,701,094	21,801,245
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	819,573	4,546,627
Variable Insurance Portfolios - Energy (WRENG)	973,489	3,549,467
Variable Insurance Portfolios - Global Bond (WRGBP)	1,638,703	365,849
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	2,271,098	6,859,668
Variable Insurance Portfolios - Growth (WRGP)	8,827,735	23,262,249
Variable Insurance Portfolios - High Income (WRHIP)	13,411,104	9,669,074
Variable Insurance Portfolios - International Growth (WRIP)	3,993,446	6,778,453
Variable Insurance Portfolios - International Core Equity (WRI2P)	926,806	3,654,451
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	3,844,491	923,927
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	782,884	1,002,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		3,160,742	2,830,349
Variable Insurance Portfolios - Money Market (WRMMP)		9,760,744	16,965,192
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		550,370	2,242,965
Variable Insurance Portfolios - Science and Technology (WRSTP)		5,182,646	12,873,395
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		1,732,034	10,167,783
Variable Insurance Portfolios - Small Cap Value (WRSCV)		767,007	2,225,007
Variable Insurance Portfolios - Value (WRVP)		4,714,873	10,989,592
Advantage VT Opportunity Fund - Class 2 (SVOF)		5,978	112,611
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		1,245,642	2,896,201
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)		3,305,268	16,877,403
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)		1,486,817	64,787,880
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)		392	52,423
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)		252,783	1,438,923
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)		104,571	1,502,726
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)		1,171,526	16,356,848
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)		3,413,353	36,868,552
High Income Fund/VA - Class 3 (obsolete) (OVHI3)		521,673	1,437,188
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)		8,933	71,931
High Income Fund/VA - Service Class (obsolete) (OVHIS)		4,096	25,665

	Total	$804,709,548	$1,553,611,537

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2012	0.95% to 1.25%	2,307	$ 10.18 to $ 10.16	$23,439	0.10%	1.78% to 1.58%	****
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
2012	0.95% to 1.70%	37,711	11.96 to 10.99	435,345	0.86%	12.33% to 11.48%
2011	0.95% to 1.70%	50,679	10.65 to 9.86	517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
Sterling Capital Select Equity VIF (BBGI)
2012	0.95% to 1.55%	67,944	11.43 to 10.69	759,483	0.99%	13.19% to 12.51%
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.95% to 2.20%	2,743,720	13.68 to 13.05	37,242,186	1.47%	8.92% to 7.54%
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.10 to 12.00	16,061,460	2.54%	21.01% to 19.95%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.95% to 2.25%	18,017,028	16.66 to 9.13	285,760,237	2.02%	14.64% to 13.13%
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.10	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.95% to 2.05%	2,809,210	13.48 to 8.22	36,750,060	0.84%	10.91% to 9.67%
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.70 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2012	1.50% to 2.60%	5,926	11.73 to 10.41	67,889	0.54%	10.02% to 8.79%
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	0.95% to 1.35%	212	10.25 to 10.22	2,167	0.00%	2.47% to 2.19%	****
VA International Equity Fund (HVIE)
2012	0.95% to 1.20%	9,241	10.21 to 10.16	94,163	1.52%	12.95% to 12.66%
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39% to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2012	0.95% to 1.60%	49,252	13.47 to 13.28	660,955	0.00%	21.46% to 20.66%
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2012	0.95% to 1.20%	1,240	9.98 to 9.97	12,360	0.00%	-0.18% to -0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2012	0.95% to 2.20%	116,100	9.76 to 9.68	1,131,369	0.00%	-2.36% to -3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	0.95% to 2.20%	865,697	17.76 to 15.91	15,095,036	1.01%	19.23% to 17.72%
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	1.25%	4,547	17.13	77,878	2.53%	11.95%
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24.00%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.95% to 2.25%	8,117,046	16.58 to 9.58	90,254,217	0.56%	22.68% to 21.07%
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.30%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.95% to 2.20%	5,219,721	$ 5.53 to $ 4.69	$28,306,341	0.00%	18.01% to 16.52%
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.20 to 3.70	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.70 to 2.41	14,382,179	0.09%	-44.50% to -45.21%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.95% to 2.20%	7,024,388	13.46 to 11.42	92,636,043	0.75%	12.10% to 10.68%
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
Investors Growth Stock Series - Service Class (MIGSC)
2012	1.25% to 2.25%	12,260	14.13 to 12.84	173,051	0.23%	15.22% to 14.05%
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.70	147,243	0.29%	-37.77% to -38.4%
Mid Cap Growth Series - Service Class (MMCGSC)
2012	1.50% to 2.60%	110,539	10.60 to 9.40	1,128,495	0.00%	14.67% to 13.39%
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.50% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
New Discovery Series - Service Class (MNDSC)
2012	0.95% to 2.20%	102,754	10.25 to 14.82	1,380,983	0.00%	2.52% to 18.23%	****
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.10%
Value Series - Service Class (MVFSC)
2012	0.95% to 2.60%	2,700,096	11.90 to 13.25	32,507,119	1.44%	14.78% to 12.86%
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.95% to 2.60%	627,398	12.04 to 11.51	7,513,001	1.42%	14.83% to 12.91%
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.95% to 1.95%	207,420	12.67 to 11.84	2,585,027	4.70%	8.40% to 7.30%
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.60% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.20%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2012	1.50% to 2.60%	59,721	12.53 to 11.24	721,725	4.41%	7.55% to 6.35%
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.90 to 9.29	731,256	4.73%	-11.80% to -12.78%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.95% to 2.15%	259,118	32.08 to 32.29	9,825,853	2.85%	16.84% to 15.42%
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2012	1.60% to 1.75%	4,783	10.50 to 10.30	49,287	0.00%	6.95% to 6.78%
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	1.60% to 1.75%	27,707	35.74 to 31.93	953,958	0.86%	13.98% to 13.80%
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.50%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.95% to 2.25%	8,204,277	$ 15.89 to $ 15.14	$129,473,465	0.94%	13.57% to 12.08%
2011	0.95% to 2.25%	9,880,961	13.99 to 13.50	137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2012	1.50% to 2.60%	159,591	15.45 to 14.83	2,435,163	0.77%	12.73% to 11.46%
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.95% to 2.20%	2,681,096	11.92 to 10.95	31,513,005	1.27%	14.61% to 13.17%
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.70%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.95% to 1.90%	1,768,019	12.11 to 11.35	21,163,670	2.18%	3.97% to 2.97%
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.95% to 2.20%	1,659,885	12.46 to 11.45	20,435,727	0.84%	20.92% to 19.40%
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.40 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.95% to 2.05%	3,321,520	11.14 to 10.34	36,582,883	0.22%	16.28% to 14.99%
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.95% to 2.20%	1,267,595	9.63 to 8.96	12,103,085	1.03%	15.95% to 14.48%
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.95% to 2.20%	1,281,408	21.21 to 15.85	26,114,165	7.81%	13.47% to 12.03%
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.95% to 2.20%	1,969,531	15.82 to 14.35	30,763,762	7.77%	13.62% to 12.18%
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.95% to 2.05%	45,909	23.93 to 20.87	1,081,590	0.49%	16.10% to 14.81%
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.30 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.40 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.95% to 2.20%	1,117,157	26.24 to 22.92	28,762,555	0.44%	16.12% to 14.65%
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
NVIT Emerging Markets Fund - Class VI (GEM6)
2012	1.50% to 2.60%	28,770	19.73 to 17.90	549,863	0.24%	15.16% to 13.87%
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.50% to -58.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2012	0.95% to 2.20%	475,976	$ 12.56 to $ 10.75	$5,887,748	0.86%	14.51% to 13.06%
2011	0.95% to 2.20%	523,208	10.97 to 9.51	5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.90	799,141	1.41%	-46.57% to -47.06%
NVIT International Equity Fund - Class III (GIG3)
2012	0.95% to 2.20%	975,577	19.92 to 17.40	19,096,114	0.80%	14.48% to 13.03%
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	1.25%	13,008	7.88	102,496	0.62%	13.78%
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.95% to 2.20%	6,918,204	9.06 to 8.54	62,260,709	1.39%	15.83% to 14.36%
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.80 to 7.60	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.95% to 1.75%	432,385	10.37 to 9.98	4,460,561	1.30%	10.44% to 9.54%
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8.00 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	0.95% to 1.65%	228,694	9.91 to 9.58	2,250,854	0.91%	15.05% to 14.23%
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.95% to 1.90%	860,739	11.08 to 10.59	9,459,005	1.50%	10% to 8.95%
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.90	3,028,279	1.57%	-20.62% to -20.99%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	0.95% to 1.80%	550,198	10.63 to 10.21	5,798,672	1.28%	12.56% to 11.59%
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.95% to 1.80%	684,120	11.51 to 11.06	7,789,099	1.62%	6.48% to 5.56%
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.95% to 1.80%	1,704,961	10.87 to 10.44	18,383,499	1.39%	11.30% to 10.34%
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9.00	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.95% to 1.6%	627,883	10.33 to 10.02	6,443,680	1.13%	13.49% to 12.75%
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.50% to -31.86%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.95% to 1.85%	771,585	$ 11.28 to $ 10.81	$8,633,970	1.57%	9.00% to 8.00%
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.70 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.95% to 1.95%	720,113	12.72 to 12.14	9,086,612	3.11%	6.73% to 5.65%
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	****
NVIT Core Bond Fund - Class II (NVCBD2)
2012	1.50% to 2.50%	76,022	12.24 to 11.67	913,159	2.73%	5.87% to 4.79%
2011	1.50% to 2.50%	79,379	11.57 to 11.14	904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.95% to 2.20%	468,113	13.58 to 12.80	6,304,056	2.12%	6.10% to 4.76%
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.80%	****
NVIT Nationwide Fund - Class I (TRF)
2012	0.95% to 2.20%	7,146,201	14.19 to 9.31	99,844,793	1.38%	13.13% to 11.70%
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.90% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
NVIT Nationwide Fund - Class II (TRF2)
2012	1.50% to 2.60%	35,483	12.02 to 10.66	410,807	1.15%	12.14% to 10.88%
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
NVIT Government Bond Fund - Class I (GBF)
2012	0.95% to 2.25%	10,447,542	19.32 to 15.46	188,677,693	2.07%	2.08% to 0.73%
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.20%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.70% to 4.84%
NVIT Government Bond Fund - Class II (GBF2)
2012	1.50% to 2.60%	336,649	13.89 to 12.32	4,533,019	1.73%	1.22% to 0.09%
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.60	10,524,843	3.10%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.95% to 2.05%	2,932,172	9.84 to 5.97	27,746,329	0.55%	12.94% to 11.68%
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.50 to 4.70	29,698,562	0.56%	32.20% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
NVIT International Index Fund - Class VIII (GVIX8)
2012	0.95% to 1.85%	360,461	9.11 to 8.57	3,263,744	2.29%	17.09% to 16.02%
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	8.48 to 8.20	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.95% to 2.60%	2,595,098	15.47 to 12.87	38,966,073	1.51%	14.80% to 12.88%
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1.00%	26.00% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.90 to 8.79	46,171,625	2.06%	-37.44% to -38.58%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.95% to 1.80%	377,590	$ 13.62 to $ 13.20	$5,119,938	1.82%	8.34% to 7.41%
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.50	1,477,660	1.94%	15.66% to 15.00%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.95% to 1.40%	70,337	14.68 to 14.44	1,029,188	1.65%	11.18% to 10.67%
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.95% to 2.60%	3,409,144	13.89 to 11.56	45,991,163	1.70%	4.17% to 2.43%
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.60%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.95% to 2.60%	13,526,513	15.09 to 12.56	198,495,540	1.57%	9.76% to 7.92%
2011	0.95% to 2.60%	15,869,278	12.27 to 11.63	212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.95% to 2.60%	6,299,513	15.51 to 12.91	94,676,446	1.54%	12.68% to 10.80%
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.70 to 11.12	147,623,643	1.20%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.40%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.95% to 2.60%	4,348,864	14.78 to 12.30	62,377,300	1.63%	7.01% to 5.22%
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.20 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.95% to 2.20%	3,063,218	28.84 to 21.33	91,420,368	1.03%	16.35% to 14.88%
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
NVIT Money Market Fund - Class I (SAM)
2012	0.95% to 2.60%	17,342,803	12.48 to 9.19	207,045,415	0.00%	0.95% to -2.61%
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2012	1.10% to 1.10%	4,488	15.64 to 15.64	70,192	1.18%	14.58% to 14.58%
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.80%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.95% to 2.25%	5,166,488	9.59 to 9.02	49,202,731	0.57%	14.68% to 13.17%
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.10 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	1.25%	179	11.79	2,112	0.12%	15.58%
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.95% to 2.20%	603,932	15.70 to 13.89	9,296,209	0.40%	16.12% to 14.65%
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.60% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.20	21,040,830	1.71%	-46.84% to -47.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	1.50% to 2.60%	30,450	$ 10.25 to $ 9.30	$306,774	0.16%	15.19% to 13.90%
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.95% to 2.60%	2,143,624	10.31 to 9.53	21,714,092	0.47%	15.25% to 13.32%
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.30	56,087	0.27%	-36.76% to -37.04%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	1.50% to 2.60%	47,902	9.94 to 9.43	467,975	0.20%	14.39% to 13.11%
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.95% to 2.25%	701,373	11.37 to 10.98	7,935,795	1.35%	16.69% to 15.15%
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.95% to 2.60%	307,809	9.63 to 8.91	2,878,555	1.02%	16.47% to 14.53%
2011	0.95% to 2.60%	390,315	8.27 to 7.78	3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.20% to 24.10%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.95% to 2.25%	7,505,685	10.66 to 10.02	79,409,521	0.00%	13.81% to 12.31%
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.60% to -38.17%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	1.20% to 2.10%	549,050	10.40 to 9.97	5,689,561	0.00%	13.27% to 12.23%
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.95% to 2.20%	5,061,320	11.46 to 10.80	57,485,284	1.08%	15.24% to 13.78%
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.95% to 2.20%	1,396,829	16.15 to 13.58	22,006,733	0.00%	12.36% to 10.94%
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	1.50% to 2.60%	30,452	10.86 to 9.63	317,793	0.00%	11.39% to 10.15%
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.10 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6.00	588,793	0.00%	-47.34% to -47.93%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.95% to 2.40%	2,933,718	36.38 to 19.66	93,120,074	0.81%	19.30% to 17.55%
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20.00 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16.00 to 13.60	120,429,640	1.07%	-32.80% to -34.17%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	1.50% to 2.60%	51,758	15.31 to 13.58	765,755	0.51%	18.50% to 17.17%
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.95% to 2.20%	3,336,881	$ 24.99 to $ 21.74	$90,428,333	0.15%	14.40% to 12.96%
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.10 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	1.50% to 2.60%	107,261	16.10 to 14.28	1,667,793	0.00%	13.49% to 12.22%
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.40	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.70	2,575,248	0.59%	-39.28% to -39.96%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.95% to 2.60%	3,260,113	19.40 to 15.24	61,682,321	2.50%	11.18% to 9.32%
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.20% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.95% to 1.65%	782,664	10.94 to 10.58	8,502,399	1.23%	2.54% to 1.81%
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.80	2,054,736	2.36%	-1.20% to -2.03%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.95% to 2.40%	22,889,891	15.92 to 15.08	362,380,774	0.68%	17.56% to 15.83%
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.90	1,339,008	0.33%	29.77% to 28.98%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	1.50% to 2.60%	541,918	15.46 to 14.83	8,285,284	0.41%	16.64% to 15.34%
2011	1.50% to 2.60%	708,208	13.25 to 12.86	9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.95% to 2.20%	294,124	14.01 to 13.38	4,099,498	2.75%	18.43% to 16.93%
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.95% to 2.20%	1,643,914	13.98 to 9.36	22,623,622	1.21%	17.34% to 15.85%
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.95% to 2.60%	8,144,479	11.34 to 10.49	91,656,539	1.03%	14.68% to 12.77%
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2012	1.50% to 2.60%	102,976	12.79 to 11.34	1,263,347	1.35%	15.48% to 14.19%
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2012	1.50% to 2.60%	85,005	11.86 to 10.52	979,227	0.03%	14.38% to 13.10%
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2012	0.95% to 2.60%	498,580	11.69 to 16.41	6,446,196	0.29%	17.34% to 15.38%
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.30% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2012	0.95% to 2.20%	3,486,389	$ 16.65 to $ 10.03	$54,588,819	2.07%	13.65% to 12.21%
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.50%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.40%
VP Income & Growth Fund - Class II (ACVIG2)
2012	1.50% to 2.60%	81,372	12.84 to 11.39	999,407	1.82%	12.74% to 11.47%
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.95% to 2.60%	4,443,914	15.40 to 13.09	67,281,061	2.41%	6.36% to 4.59%
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.50 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
VP International Fund - Class I (ACVI)
2012	0.95% to 1.75%	89,644	17.03 to 12.17	1,506,233	0.91%	20.01% to 19.04%
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
VP International Fund - Class III (ACVI3)
2012	1.60% to 1.75%	7,644	14.56 to 14.33	109,611	0.90%	19.22% to 19.04%
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.95% to 2.20%	851,917	13.85 to 12.72	11,680,827	1.99%	15.22% to 13.76%
2011	0.95% to 2.20%	958,698	12.02 to 11.18	11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
VP Mid Cap Value Fund - Class II (ACVMV2)
2012	1.25% to 2.25%	28,445	16.18 to 14.97	445,290	1.85%	14.77% to 13.61%
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.90%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
VP Ultra(R) Fund - Class I (ACVU1)
2012	1.75% to 1.75%	1,197	11.58 to 11.58	13,858	0.00%	11.93% to 11.93%
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.30 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
VP Value Fund - Class I (ACVV)
2012	0.95% to 1.30%	92,264	21.69 to 22.19	2,056,297	1.92%	13.50% to 13.04%
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17.00 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.80%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.90% to -28.71%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	6.74 to 8.38	6,061,323	0.00%	-49.11% to -49.80%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.95% to 2.25%	1,365,131	17.95 to 15.59	24,024,025	0.44%	14.64% to 13.13%
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.40	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.30	29,718,594	0.83%	-31.57% to -32.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.95% to 2.25%	3,631,658	$ 19.22 to $ 11.14	$65,335,071	3.66%	9.38% to 7.94%
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.10	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
Appreciation Portfolio - Service Shares (DCAPS)
2012	1.50% to 2.60%	88,355	13.93 to 12.35	1,180,325	3.20%	8.48% to 7.27%
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.70	1,765,657	2.67%	20.40% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2012	0.95% to 1.55%	2,740	11.91 to 11.13	31,378	0.00%	19.42% to 18.69%
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9.00 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.90	123,595	1.08%	-38.19% to -38.56%
International Value Portfolio - Initial Shares (DVIV)
2012	0.95% to 1.40%	4,058	14.62 to 13.90	59,124	3.45%	11.59% to 11.09%
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2012	1.50% to 2.60%	30,241	11.21 to 9.95	325,343	0.26%	8.37% to 7.16%
2011	1.50% to 2.60%	50,099	10.35 to 9.28	496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
High Income Bond Fund II - Service Shares (FHIBS)
2012	1.50% to 2.60%	113,545	19.98 to 17.72	2,178,864	7.11%	12.59% to 11.33%
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.20% to -28.02%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.95% to 2.25%	5,823,950	18.52 to 16.02	104,920,544	4.21%	8.68% to 7.25%
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
Quality Bond Fund II - Service Shares (FQBS)
2012	1.50% to 2.60%	284,778	14.67 to 13.01	4,020,956	3.90%	7.80% to 6.59%
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.70 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2012	1.50% to 2.60%	42,219	16.14 to 14.31	656,663	0.33%	25.15% to 23.75%
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.80% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
VIP Contrafund Portfolio - Service Class (FCS)
2012	0.95% to 1.35%	507,700	24.13 to 22.76	11,968,609	1.26%	15.20% to -14.72%
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.95% to 2.20%	1,612,415	10.29 to 9.45	16,496,248	0.67%	3.74% to 2.42%
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.95% to 2.25%	12,322,376	$ 17.15 to $ 12.46	$209,206,883	2.88%	16.07% to 14.55%
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.80% to 26.30%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.40	265,365,034	2.08%	-43.25% to -44.34%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	1.50% to 2.60%	368,868	13.12 to 11.64	4,675,223	2.73%	15.30% to 14.01%
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.30	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.30%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.95% to 1.80%	805,672	12.63 to 11.92	10,064,363	1.67%	10.62% to 9.67%
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2012	1.25% to 2.25%	4,864	13.51 to 12.50	62,155	1.74%	10.19% 9.07%
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.95% to 1.95%	836,539	12.20 to 11.40	10,106,278	2.05%	12.11% to 10.98%
2011	0.95% to 1.95%	763,176	10.88 to 10.27	8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2012	1.25% to 2.25%	10,554	13.66 to 12.64	137,177	1.75%	11.65% to 10.52%
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.60	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.95% to 1.80%	569,456	11.78 to 11.12	6,650,619	1.97%	14.38% to 13.40%
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.30 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2012	1.25% to 2.25%	23,092	13.56 to 12.54	305,870	1.83%	13.74% to 12.58%
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2012	0.95% to 1.30%	83,048	12.52 to 11.53	977,697	0.34%	18.34% to 17.86%
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
VIP Growth Portfolio - Service Class (FGS)
2012	0.95% to 2.20%	9,695,757	16.04 to 8.87	147,152,178	0.47%	13.45% to 12.02%
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.60 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	1.50% to 2.60%	189,748	11.89 to 10.55	2,176,630	0.33%	12.68% to 11.42%
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.10% to -48.68%
VIP High Income Portfolio - Service Class (FHIS)
2012	0.95% to 2.20%	2,889,322	15.15 to 12.07	44,514,658	5.45%	13.11% to 11.68%
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class R (FHISR)
2012	0.95% to 2.20%	4,789,971	$ 13.64 to $ 12.69	$64,630,282	6.17%	13.01% to 11.58%
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.30 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.95% to 2.20%	3,975,975	14.72 to 13.02	57,606,006	2.14%	4.76% to 3.44%
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.20%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.95% to 2.20%	2,847,168	16.07 to 11.06	33,890,768	0.48%	13.66% to 12.22%
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.10	36,894,241	0.64%	38.69% to 36.50%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2012	1.50% to 2.60%	225,619	21.53 to 19.10	4,685,563	0.38%	12.84% to 11.58%
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
VIP Overseas Portfolio - Service Class (FOS)
2012	0.95% to 2.20%	979,779	14.93 to 10.57	14,631,223	1.78%	19.39% to 17.88%
2011	0.95% to 2.20%	1,153,475	12.51 to 8.96	14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.10	22,758,715	2.28%	-44.40% to -45.10%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	1.50% to 2.60%	197,646	13.98 to 12.40	2,673,230	1.67%	18.64% to 17.31%
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.95% to 2.20%	1,616,873	15.07 to 13.16	23,901,516	1.78%	19.52% to 18.01%
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.95% to 2.05%	680,153	17.28 to 15.34	11,549,104	0.50%	25.89% to 24.49%
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.50%	55.90% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.95% to 2.20%	3,981,931	13.54 to 12.44	53,095,603	6.44%	11.58% to 10.17%
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.20	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2012	1.25% to 2.25%	47,724	14.66 to 12.71	676,912	1.62%	10.56% to 9.44%
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.50	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.95% to 2.20%	1,017,605	11.86 to 10.90	12,077,628	0.77%	17.26% to 15.78%
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.20	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.95% to 2.15%	878,045	17.34 to 10.95	10,359,629	1.46%	12.08% to 10.72%
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	1.25%	1,524	$16.35	$24,909	2.94%	16.75%
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.95% to 2.15%	799,025	11.11 to 10.25	8,809,472	2.93%	17.18% to 15.75%
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.40%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.95% to 2.20%	2,803,406	18.07 to 16.60	50,081,035	6.30%	13.97% to 12.52%
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.20% to 3.38%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.95% to 1.95%	345,064	10.38 to 9.90	3,546,176	3.07%	14.23% to 13.08%
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.20%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.95% to 2.35%	1,803,378	11.14 to 9.71	19,676,659	2.89%	3.61% to 2.14%
2011	0.95% to 2.35%	2,113,398	10.75 to 9.50	22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
Guardian Portfolio - I Class Shares (AMGP)
2012	1.60% to 1.75%	13,209	18.45 to 12.39	173,493	0.26%	10.92% to 10.75%
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.60% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.70%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	1.60% to 1.75%	14,902	22.01 to 15.46	248,502	0.00%	10.61% to 10.44%
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15.00 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	1.60% to 1.75%	4,405	15.57 to 11.59	55,896	0.45%	14.73% to 14.55%
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.40 to 6.90	45,631,990	0.46%	-52.85% to -53.60%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.95% to 2.60%	102,750	8.86 to 10.91	1,014,871	0.00%	7.78% to 5.99%
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.95% to 2.10%	537,817	14.41 to 13.02	7,663,164	0.23%	9.92% to 8.64%
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.90 to 9.09	3,549,018	0.04%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2012	0.95% to 1.35%	156,559	$ 16.82 to $ 17.43	$2,791,859	0.66%	13.03% to -12.60%
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.80 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.95% to 2.60%	3,103,349	24.05 to 20.45	73,128,193	2.16%	20.07% to 18.07%
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.60	91,407,219	1.60%	-40.76% to -41.86%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.95% to 2.40%	3,050,182	22.92 to 12.70	45,550,676	2.16%	20.11% to 18.35%
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
Global Securities Fund/VA - Service Class (OVGSS)
2012	1.50% to 2.60%	85,619	16.98 to 15.06	1,402,134	1.90%	19.13% to 17.80%
2011	1.50% to 2.60%	125,525	14.25 to 12.79	1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.95% to 2.25%	6,117,718	14.26 to 9.41	90,848,370	0.98%	15.76% to 14.24%
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
Main Street Fund(R)/VA - Service Class (OVGIS)
2012	1.50% to 2.60%	197,383	12.76 to 11.32	2,448,732	0.66%	14.86% to 13.57%
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.10	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.30	3,018,113	1.37%	-39.55% to -40.22%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.95% to 1.85%	1,043,075	11.36 to 10.69	11,787,120	0.43%	16.86% to 15.80%
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2012	1.25%	10,227	16.31	166,865	0.33%	16.20%
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.95% to 2.25%	3,506,895	14.08 to 5.39	53,390,563	0.00%	15.34% to 13.82%
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.08% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.95% to 1.75%	125,636	10.16 to 10.15	1,276,369	0.00%	1.62% to 1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2012	1.50% to 2.60%	199,380	17.88 to 15.86	3,458,755	5.83%	11.45% to 10.20%
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.95% to 2.10%	345,476	10.65 to 10.57	3,675,070	5.57%	6.50% to 5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.95% to 1.85%	586,111	13.21 to 12.78	7,693,194	5.33%	4.23% to 3.28%
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.90 to 10.83	3,876,841	0.81%	8.97% to 8.27%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.95% to 2.20%	3,531,011	$ 11.98 to $ 11.44	$42,000,403	1.80%	4.74% to 3.42%
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	****
Real Return Portfolio - Administrative Class (PMVRRA)
2012	0.95% to 1.30%	79,167	15.33 to 14.98	1,201,582	1.05%	-7.73% to -7.31%
2011	0.95% to 1.30%	86,160	14.23 to 13.96	1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.95% to 1.30%	184,087	15.61 to 15.25	2,846,766	2.57%	-8.55% to -8.16%
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.95% to 2.20%	1,553,315	10.88 to 10.65	16,852,755	2.46%	8.46% to 7.09%
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	1.25%	877	12.53	10,993	1.72%	17.64%
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.60%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
2012	0.95% to 2.60%	188,672	9.67 to 10.36	2,031,028	0.00%	-3.31% to 10.44%	****
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.90 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
2012	1.50% to 2.60%	412,036	13.92 to 12.34	5,548,327	1.42%	17.14% to 15.83%
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.95% to 1.40%	4,630	9.69 to 9.66	44,799	0.00%	-3.13% to -3.43%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.40	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.10 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
V.I. Core Equity Fund - Series I (AVGI)
2012	0.95% to 1.55%	4,438	15.22 to 14.23	64,665	0.74%	12.80% to 12.11%
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.30%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
V.I. Core Equity Fund - Series II (AVCE2)
2012	1.50% to 2.50%	51,171	11.73 to 10.96	584,210	0.84%	11.91% to 10.77%
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
V.I. Equity and Income Fund - Series I (IVKEI1)
2012	0.95% to 1.55%	23,707	10.20 to 10.10	241,404	1.84%	11.50% to 10.83%
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	****
V.I. Global Health Care Fund - Series I (IVHS)
2012	0.95% to 1.25%	13,126	13.57 to 13.30	176,151	0.00%	19.77% to 19.39%
2011	0.95% to 1.25%	7,570	11.33 to 11.14	84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.40%	26.50% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
V.I. Global Real Estate Fund - Series I (IVRE)
2012	0.95% to 1.30%	32,559	11.76 to 11.49	378,685	0.57%	26.86% to 26.40%
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.60 to 8.49	310,149	0.00%	30.30% to 29.82%
2008	0.95% to 1.30%	32,265	6.60 to 6.54	212,007	5.42%	-45.18% to -45.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Diversified Stock Fund Class A Shares (VYDS)
2012	0.95% to 1.65%	248,424	$ 13.13 to $ 11.87	$3,167,471	0.95%	15.17% to 14.36%
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.10 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
Micro-Cap Portfolio - Investment Class (ROCMC)
2012	0.95% to 1.25%	67,539	11.91 to 11.68	795,615	0.00%	6.53% to 6.28%
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.10%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
2012	1.10% to 1.30%	17,262	9.91 to 9.78	170,809	0.00%	15.23% to 15.06%
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.8% to -39.17%
Series J (Mid Cap Growth Series) (SBLJ)
2012	1.10% to 1.30%	12,558	10.25 to 10.12	128,481	0.00%	14.53% to 14.35%
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
Series N (Managed Asset Allocation Series) (SBLN)
2012	0.95% to 1.30%	14,756	12.72 to 12.43	185,513	0.00%	12.02% to 11.64%
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
Series O (All Cap Value Series) (SBLO)
2012	0.95% to 1.20%	24,139	11.65 to 11.46	278,378	0.00%	14.44% to 14.14%
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7.00	826,269	0.00%	-39.03% to -39.24%
Series P (High Yield Series) (SBLP)
2012	0.95% to 1.30%	29,664	16.38 to 16.01	481,279	0.00%	13.75% to 13.39%
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.20% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
Series Q (Small Cap Value Series) (SBLQ)
2012	0.95% to 1.30%	58,150	14.93 to 14.59	858,607	0.00%	18.30% to 17.95%
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.80%
2008	0.95% to 1.30%	64,592	7.16 to 7.10	460,344	0.00%	-39.17% to -39.37%
Series V (Mid Cap Value Series) (SBLV)
2012	0.95% to 1.30%	161,868	13.58 to 13.26	2,173,908	0.00%	16.07% to 15.61%
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
Series X (Small Cap Growth Series) (SBLX)
2012	1.10% to 1.15%	8,905	10.35 to 10.32	92,155	0.00%	10.34% to 10.26%
2011	1.10% to 1.15%	8,735	9.38 to 9.36	81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
2012	1.10% to 1.25%	2,881	9.86 to 9.76	28,340	0.00%	9.43% to 9.29%
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.20	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.40 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.20% to -43.97%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	$ 8.81 to $ 8.46	$15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.10 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
Health Sciences Portfolio - II (TRHS2)
2012	0.95% to 2.60%	1,447,320	14.99 to 14.34	21,622,699	0.00%	29.75% to 27.59%
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	0.95% to 2.20%	327,050	9.66 to 9.58	3,156,795	1.06%	-3.37% to -4.19%	****
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.95% to 2.20%	905,469	25.22 to 29.13	30,746,409	0.00%	28.57% to 26.95%
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.95% to 2.60%	900,815	29.47 to 31.92	32,107,037	0.77%	2.40% to 0.69%
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.95% to 2.25%	6,695,505	26.09 to 21.82	170,977,693	1.16%	18.04% to 16.49%
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.50% to -27.59%
Variable Insurance Portfolios - Balanced (WRBP)
2012	0.95% to 2.25%	2,832,072	16.38 to 13.76	45,485,972	1.50%	10.68% to 9.23%
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
Variable Insurance Portfolios - Bond (WRBDP)
2012	0.95% to 2.25%	5,653,755	16.74 to 13.85	92,655,701	3.12%	4.77% to 3.39%
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.80%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
Variable Insurance Portfolios - Core Equity (WRCEP)
2012	0.95% to 2.25%	7,924,937	13.39 to 11.46	104,114,930	0.59%	17.47% to 15.93%
2011	0.95% to 2.25%	9,558,169	11.40 to 9.89	107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.70 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2012	0.95% to 2.25%	1,093,997	14.65 to 13.07	15,813,876	1.10%	12.10% to 10.63%
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1.00%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.40%
Variable Insurance Portfolios - Energy (WRENG)
2012	0.95% to 2.25%	580,041	11.25 to 10.30	6,448,904	0.00%	0.41% to -0.91%
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.30 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.40 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
Variable Insurance Portfolios - Global Bond (WRGBP)
2012	0.95% to 2.25%	258,003	10.41 to 10.19	2,680,726	3.42%	5.40% to 4.01%
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2012	0.95% to 2.25%	1,371,424	12.98 to 11.74	17,549,749	0.00%	0.91% to -0.41%
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.30	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Growth (WRGP)
2012	0.95% to 2.25%	8,850,476	$ 11.94 to $ 10.45	$103,583,897	0.06%	11.67% to 10.20%
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.30	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.70	151,814,844	0.00%	-36.88% to -37.83%
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.95% to 2.25%	3,437,628	24.38 to 20.63	82,139,540	6.30%	17.51% to 15.97%
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.70	56,854,592	0.61%	-22.56% to -23.76%
Variable Insurance Portfolios - International Growth (WRIP)
2012	0.95% to 2.25%	2,396,608	12.93 to 10.91	30,361,361	1.97%	16.93% to 15.39%
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.70% to -43.62%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2012	0.95% to 2.25%	780,139	15.43 to 13.76	11,877,621	2.39%	12.25% to 10.77%
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2012	0.95% to 2.00%	494,224	10.39 to 10.21	5,120,924	4.09%	2.39% to 1.30%
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2012	0.95% to 1.85%	237,238	16.13 to 14.91	3,779,957	0.00%	10.78% to 9.77%
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.10 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.95% to 2.25%	799,639	18.05 to 16.33	14,247,875	0.00%	12.48% to 11%
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.50 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
Variable Insurance Portfolios - Money Market (WRMMP)
2012	0.95% to 2.25%	1,805,265	10.98 to 9.33	19,441,214	0.02%	-0.93% to -2.24%
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.90	37,949,287	1.07%	0.06% to -1.40%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2012	0.95% to 2.25%	462,722	17.46 to 15.62	7,968,210	0.73%	16.60% to 15.06%
2011	0.95% to 2.25%	565,907	14.97 to 13.57	8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2012	0.95% to 2.25%	3,672,810	17.85 to 16.55	64,303,289	0.00%	26.61% to 24.95%
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.80	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2012	0.95% to 2.25%	3,296,538	14.30 to 12.66	46,267,768	0.00%	4.16% to 2.79%
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.30%
2008	0.95% to 2.45%	7,141,914	9.10 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2012	0.95% to 2.05%	400,259	15.19 to 13.79	5,996,555	0.46%	17.50% to 16.20%
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.50%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Value (WRVP)
2012	0.95% to 2.25%	2,815,525	$ 15.59 to $ 13.36	$42,943,614	1.34%	17.75% to 16.20%
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.40%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	1.60% to 1.75%	12,979	14.18 to 13.91	181,078	0.10%	13.67% to 13.50%
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.95% to 2.05%	300,349	16.63 to 15.96	4,949,232	0.00%	6.84% to 5.65%
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.60% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.30%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95% to 2.20%	2,777,451	20.42 to 18.06	55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.60 to 21.49	111,311,388	0.42%	77.37% to 74.00%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	9.00 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.80 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.30%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	$ 15.26 to $ 10.19	$7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.10	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.55%	21,860	3.01 to 2.91	64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.80%
2008	0.95% to 1.70%	58,162	2.20 to 2.29	128,455	8.37%	-78.88% to -79.10%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.50	23,306	7.46%	-78.84%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.60% to -42.01%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.95% to 1.95%	543,845	10.40 to 10.02	5,600,904	5.50%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	9.64 to 7.70	57,262,331	2.68%	-26.26% to -27.34%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.90 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
Mid Cap Growth VIF (obsolete) (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.95% to 2.15%	331,596	13.30 to 12.08	4,332,608	1.10%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.20	4,511,348	2.07%	-46.73% to -47.60%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.30%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51.00% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.95% to 2.60%	657,631	$ 12.17 to $ 10.65	$7,854,087	0.00%	24.60% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9.00	11,674,270	1.12%	-33.84% to -34.81%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
V.I. Large Cap Growth Fund - Series I (obsolete) (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.60%

2012	Reserves for annuity contracts in payout phase:			73,557,624
2012	Contract owners equity:			$5,859,299,538
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800
2009	Reserves for annuity contracts in payout phase:			81,634,158
2009	Contract owners equity:			$7,961,391,641
2008	Reserves for annuity contracts in payout phase:			67,678,494
2008	Contract owners equity:			$7,651,606,707

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.
When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).
(2)	Not Applicable
(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter Filed previously with Post-Effective Amendment No. 5 on April 26, 2000 (File No. 333-52579) and hereby incorporated by reference.
(4)	The form of the variable annuity contract Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).
(5)	Variable Annuity Application Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Form of Participation Agreements
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm"
(11)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(13)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(14)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(15)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(16)	Fund Participation Agreement with Black Rock (formerly FAM Distributors, Inc. and FAM Variable Series Fund, Inc.) dated April 13, 2004, as amended, under document "blackrockfpa.htm"
(17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc. dated December 1, 2000, under document "waddellreedfpa.htm"
(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC dated March 28, 2002, as amended, under document "pimcofpa.htm"
(19)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
(20)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 24(b), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003, as document "jpmorganfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(b), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document " delawarefpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 2,372 and 3,793 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Waddell & Reed, Inc.
(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
Waddell & Reed Advisors Funds	InvestEd Portfolios
Waddell & Reed Advisors Accumulative Fund	InvestEd Conservative Portfolio
Waddell & Reed Advisors Asset Strategy Fund	InvestEd Balanced Portfolio
Waddell & Reed Advisors Bond Fund	InvestEd Growth Portfolio
Waddell & Reed Advisors Continental Income Fund	Ivy Funds Variable Insurance Portfolios
Waddell & Reed Advisors Core Investment Fund	Ivy Funds VIP Asset Strategy Portfolio
Waddell & Reed Advisors Cash Management	Ivy Funds VIP Balanced Portfolio
Waddell & Reed Advisors Dividend Opportunities Fund	Ivy Funds VIP Bond Portfolio
Waddell & Reed Advisors Energy Fund	Ivy Funds VIP Core Equity Portfolio
Waddell & Reed Advisors Global Bond Fund	Ivy Funds VIP Dividend Opportunities Portfolio
Waddell & Reed Government Securities Fund	Ivy Funds VIP Energy Portfolio
Waddell & Reed Advisors High Income Fund	Ivy Funds VIP Global Bond Portfolio
Waddell & Reed Advisors International Growth Fund	Ivy Funds VIP Global Natural Resources Portfolio
Waddell & Reed Advisors Municipal Bond Fund	Ivy Funds VIP Growth Portfolio
Waddell & Reed Advisors Municipal High Income Fund	Ivy Funds VIP High Income Portfolio
Waddell & Reed Advisors New Concepts Fund	Ivy Funds VIP International Core Equity Portfolio
Waddell & Reed Advisors Science and Technology Fund	Ivy Funds VIP International Growth Portfolio
Waddell & Reed Advisors Small Cap Fund	Ivy Funds VIP Limited-Term Bond Portfolio
Waddell & Reed Advisors Tax-Managed Equity Fund	Ivy Funds VIP Micro Cap Growth Portfolio
Waddell & Reed Advisors Value Fund	Ivy Funds VIP Mid Cap Growth Portfolio
Waddell & Reed Advisors Vanguard Fund	Ivy Funds VIP Money Market Portfolio
Ivy Funds VIP Pathfinder Aggressive Portfolio
Ivy Funds VIP Pathfinder Conservative Portfolio
Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
Ivy Funds VIP Pathfinder Moderate Portfolio
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operating Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary

Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Melissa A. Clouse	Vice President and Controller
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2013.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 26, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact